SUPPLEMENT DATED SEPTEMBER 6, 2005
                     TO THE PROSPECTUS DATED MAY 2, 2005 FOR

                                PERSPECTIVE II(R)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
     EXPLANATION:     The purpose of this supplement is to notify you that
                      effective September 6, 2005, two new Guaranteed Minimum
                      Withdrawal Benefits (GMWBs) are available for the
                      Contract, and we will allow conversions of the 7% GMWB to
                      a 5% or 4% for Life GMWB, as detailed below, subject to
                      state availability. (Conversion will also be allowed with
                      the two new GMWBs.)
--------------------------------------------------------------------------------
* Within the GLOSSARY, between "Contract Enhancement" and "Contract Value," please add the following defined term.


         CONTRACT MONTH - the period of time between consecutive monthly anniversaries of the Issue date.

--------------------------------------------------------------------------------
* Under FEES AND EXPENSES TABLES, with the fee table entitled "Periodic Expenses," please note the additions to the grouping of optional endorsements, as highlighted, in the following excerpt. This excerpt, including the footnotes designated by symbols, replaces the corresponding grouping in the prospectus. (The numbered footnotes remain unchanged.)


-------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (12)...........................................0.60%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (13)....................................0.70%
5% GMWB WITH ANNUAL STEP-UP MAXIMUM ANNUAL CHARGE +...........................................................1.47%
5% GMWB WITHOUT STEP-UP MAXIMUM ANNUAL CHARGE #...............................................................0.51%
5% For Life GMWB Maximum Annual Charge (14)...................................................................1.30%
4% For Life GMWB Maximum Annual Charge (15)...................................................................0.85%
-------------------------------------------------------------------------------------------------------------------

+ IN MOST STATES, THE CHARGE IS QUARTERLY, CURRENTLY 0.1625% OF THE GWB, WHICH IS 0.65% OF THE GWB ON AN ANNUAL BASIS, SUBJECT TO A MAXIMUM ANNUAL CHARGE OF 1.45%. IN SOME STATES, THE CHARGE IS MONTHLY, CURRENTLY 0.055% OF THE GWB, WHICH, ANNUALLY, IS 0.66% OF THE GWB. THE CHARGE IS DEDUCTED AT THE END OF EACH CALENDAR QUARTER/CONTRACT MONTH, OR UPON TERMINATION OF THE ENDORSEMENT, FROM YOUR CONTRACT VALUE ON A PRO RATA BASIS. WE DEDUCT THE CHARGE FROM THE INVESTMENT DIVISIONS BY CANCELING ACCUMULATION UNITS; THE CHARGE IS NOT PART OF THE ACCUMULATION UNIT CALCULATION. BUT AGAIN, WHILE THE CHARGE IS DEDUCTED FROM CONTRACT VALUE, IT IS BASED ON THE APPLICABLE PERCENTAGE OF THE GWB. FOR MORE INFORMATION, INCLUDING HOW THE GWB IS CALCULATED, PLEASE SEE "5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP" BELOW. PLEASE CHECK WITH YOUR REPRESENTATIVE TO BE SURE ABOUT THE CHARGE IN YOUR STATE, OR CONTACT US AT THE ANNUITY SERVICE CENTER FOR MORE INFORMATION. OUR CONTACT INFORMATION IS ON THE FIRST PAGE OF THE PROSPECTUS.

# IN MOST STATES, THE CHARGE IS QUARTERLY, CURRENTLY 0.05% OF THE GWB, WHICH IS 0.20% OF THE GWB ON AN ANNUAL BASIS, SUBJECT TO A MAXIMUM ANNUAL CHARGE OF 0.50%. IN SOME STATES, THE CHARGE IS MONTHLY, CURRENTLY 0.0175% OF THE GWB, WHICH, ANNUALLY, IS 0.21% OF THE GWB. THE CHARGE IS DEDUCTED AT THE END OF EACH CALENDAR QUARTER/CONTRACT MONTH, OR UPON TERMINATION OF THE ENDORSEMENT, FROM YOUR CONTRACT VALUE ON A PRO RATA BASIS. WE DEDUCT THE CHARGE FROM THE INVESTMENT DIVISIONS BY CANCELING ACCUMULATION UNITS; THE CHARGE IS NOT PART OF THE ACCUMULATION UNIT CALCULATION. BUT AGAIN, WHILE THE CHARGE IS DEDUCTED FROM CONTRACT VALUE, IT IS BASED ON THE APPLICABLE PERCENTAGE OF THE GWB. FOR MORE INFORMATION, INCLUDING HOW THE GWB IS CALCULATED, PLEASE SEE "5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP" BELOW. PLEASE CHECK WITH YOUR REPRESENTATIVE TO BE SURE ABOUT THE CHARGE IN YOUR STATE, OR CONTACT US AT THE ANNUITY SERVICE CENTER FOR MORE INFORMATION. OUR CONTACT INFORMATION IS ON THE FIRST PAGE OF THE PROSPECTUS.

* Because the addition of these benefits increases the total Separate Account annual expenses of a Contract with the most expensive combination of optional endorsements possible, also with the fee table entitled "Periodic Expenses," please replace the corresponding row and accompanying footnote with the following.


-------------------------------------------------------------------------------------------------------------------
     Total Separate Account Annual Expenses With The Most Expensive Optional Endorsements (19).......4.58%
-------------------------------------------------------------------------------------------------------------------

(19) If you were to select these optional endorsements, based on the maximum annual charges: Earnings Protection Benefit; 4% Contract Enhancement; 5% GMWB With Annual Step-Up; Three-year Withdrawal Schedule; and Combination 5% Roll-up and Highest Anniversary Value Death Benefit. Please take special note that with the 5% GMWB With Annual Step-Up, the charge is a percentage of the GWB, which is the value withdrawals are based on under the endorsement (as opposed to Contract Value), so your actual dollar cost could be more or less depending on the GWB's value in relation to Contract Value.

--------------------------------------------------------------------------------
* Under "Examples" (after the fee table entitled "Fund Operating Expenses" (and the accompanying footnotes)), please replace the first of two sets of example numbers and the narrative paragraphs that precede it (for the most expensive options) with the following.

         The following examples include the maximum fees and expenses of any of the Funds and the cost if you select the most expensive combination of optional endorsements: Earnings Protection Benefit; 4% Contract Enhancement; 5% GMWB With Annual Step-Up; Three-year Withdrawal Schedule; and Combination 5% Roll-up and Highest Anniversary Value Death Benefit. Based on these assumptions, your costs would be:

         If you do not surrender your Contract or if you begin receiving income payments from your Contract at the end of the applicable time period:

         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $616              $1,830           $3,021            $5,754

         If you surrender your Contract at the end of the applicable time period:

         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $1,766            $2,580           $3,271            $5,754

--------------------------------------------------------------------------------
* Under CONTRACT CHARGES, between the subsections entitled "7% Guaranteed Minimum Withdrawal Benefit Charge" and "5% For Life Guaranteed Minimum Withdrawal Benefit Charge," please add the following paragraphs.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each calendar quarter. In some states, the charge is monthly, currently 0.055% of the GWB, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" below. We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units. The charge is not part of the calculation to determine the value of an Accumulation Unit. But again, while the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, at the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement, including conversion, if permitted. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each calendar quarter. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each calendar quarter. If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month. We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP CHARGE. If you select the 5% GMWB Without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter. In some states, the charge is monthly, currently 0.0175% of the GWB, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" below. We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units. The charge is not part of the calculation to determine the value of an Accumulation Unit. But again, while the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, at the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement, including conversion, if permitted. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter. If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month. We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, with the subsection entitled "7% Guaranteed Minimum Withdrawal Benefit," please replace the first paragraph with the following paragraph.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT. THE FOLLOWING DESCRIPTION OF THE 7% GMWB IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE 7% GMWB CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

* At the end of the subsection entitled "7% Guaranteed Minimum Withdrawal Benefit," please insert the following new paragraph.

         CONVERSION. You may convert the 7% GMWB to a 5% or 4% for Life GMWB. Conversion may extend the time period withdrawals are guaranteed, to the longer of your life and until the GWB, as recalculated under the 5% or 4% for Life GMWB endorsement, as applicable, is completely recovered. At the same time, conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because recalculated GWB takes into account any negative investment performance under your Contract. For conversion, the 5% or 4% for Life GMWB must be available, and you must meet the eligibility requirements. There is an administrative form. Conversion is permitted on any Contract Anniversary five years after the later of your endorsement's effective date or last step-up. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary. With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is after any charges for the 7% GMWB, and less the recapture charge on any Contract Enhancement that would apply on a full withdrawal at the time of conversion. In recalculating GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. And new GAWA becomes the GAWA under the new endorsement, based on the GWB, as recalculated. We will send you the new endorsement. Upon conversion, the conditions, rules, and limitations of the new optional withdrawal benefit will apply to you. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future.

* Between the subsections entitled "7% Guaranteed Minimum Withdrawal Benefit" and "5% For Life Guaranteed Withdrawal Benefit," please add the following paragraphs.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. AT THE END OF THIS DESCRIPTION ARE EXAMPLES ILLUSTRATING THE CALCULATIONS WITH THE 5% GMWB WITH ANNUAL STEP-UP IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT
         (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 6 below illustrate the impact of such withdrawals.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               o the GWB prior to the partial withdrawal less the partial withdrawal; or
               o    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
               o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               o    the GAWA prior to the partial withdrawal; or
               o    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               o    the GAWA prior to the partial withdrawal, or
               o    the GWB after the partial withdrawal, or
               o 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

         For certain tax-qualified Contracts, the 5% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the minimum distribution requirements (MRDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Notice of an MRD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as MRDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of MRDs for multiple contracts from a single contract. Under the Code, MRDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Only your MRDs for one calendar year are allowed per Contract Year. With the calendar year in which your MRDs are to begin (generally, when you reach age 70 1/2), however, you may take your MRDs for the current and next calendar years during the same Contract Year, as necessary. Please consult your tax adviser regarding MRDs before purchasing a tax-qualified Contract with the 5% GMWB With Annual Step-Up, as well as before taking any withdrawals.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 62 of the prospectus. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 63 of the prospectus.

         STEP-UPS. Step-ups with the 5% GMWB With Annual Step-Ups reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult with the registered representative who helped you to purchase the Contract or contact us at our Annuity Service Center.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

         CONVERSION. You may convert the 5% GMWB With Annual Step-Up to a 5% or 4% for Life GMWB. Conversion may extend the time period withdrawals are guaranteed, to the longer of your life and until the GWB, as recalculated under the 5% or 4% for Life GMWB endorsement, as applicable, is completely recovered. At the same time, conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because recalculated GWB takes into account any negative investment performance under your Contract. For conversion, the 5% or 4% for Life GMWB must be available, and you must meet the eligibility requirements. There is an administrative form. Conversion is permitted on any Contract Anniversary five years after your endorsement's effective date. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary. With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is after any charges for the 5% GMWB With Annual Step-Up, and less the recapture charge on any Contract Enhancement that would apply on a full withdrawal at the time of conversion. In recalculating GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. And new GAWA becomes the GAWA under the new endorsement, based on the GWB, as recalculated. We will send you the new endorsement. Upon conversion, the conditions, rules, and limitations of the new optional withdrawal benefit will apply to you. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future.

--------------------------------------------------------------------------------

                                    EXAMPLES
          5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, "STEP-UPS," OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 5% GMWB WITH ANNUAL STEP-UP WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. THEY ALSO ASSUME THAT NO CHARGES OR ADJUSTMENTS WILL APPLY TO PARTIAL WITHDRAWALS.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional premium payment of $50,000 and your GWB is $100,000 at the time of the payment, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional premium payment ($50,000).

     o Your GAWA is $7,500, which is your prior GAWA ($5,000) plus 5% of your additional premium payment ($2,500).

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($5,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $95,000, which is your prior GWB ($100,000) minus the GAWA ($5,000).

     o Your GAWA for the next year remains $5,000, because you did not take more than the GAWA ($5,000).

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 and your GWB is $100,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,500.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 and your GWB is $100,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 and your GWB is $100,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $1,500.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If at the time of "step-up" your Contract Value is $200,000, your GWB is $100,000, and your GAWA is $5,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 8: ON OR AFTER THE 13TH CONTRACT YEAR, "STEP-UPS" MUST BE ELECTED BY THE OWNER, SUBJECT TO CERTAIN LIMITATIONS. VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If prior to any transactions your Contract Value is $200,000, your GWB is $100,000,and you wish to "step-up" your GMWB but also wish to take the GAWA prior to any transactions ($5,000) as a withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $195,000, which is your prior GWB ($200,000) minus the withdrawal ($5,000). Your GAWA remains $10,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $95,000, which is your prior GWB ($100,000) minus the withdrawal ($5,000). Your GAWA remains $5,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $195,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,750) and choose the greater amount ($9,750). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If prior to any transactions your Contract Value is $200,000, your GWB is $100,000, your GAWA is $5,000, and you wish to "step-up" your GMWB but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $9,250.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,250) and choose the greater amount ($9,250). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

--------------------------------------------------------------------------------

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP. AT THE END OF THIS DESCRIPTION ARE EXAMPLES ILLUSTRATING THE CALCULATIONS WITH THE 5% GMWB WITHOUT STEP-UP IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB Without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB Without Step-Up cannot be canceled. If you select the 5% GMWB Without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB Without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB Without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB Without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 6 below illustrate the impact of such withdrawals.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               o the GWB prior to the partial withdrawal less the partial withdrawal; or
               o    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
               o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               o    the GAWA prior to the partial withdrawal; or
               o    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               o    the GAWA prior to the partial withdrawal, or
               o    the GWB after the partial withdrawal, or
               o 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

         For certain tax-qualified Contracts, the 5% GMWB Without Step-Up allows for withdrawals greater than GAWA to meet the minimum distribution requirements (MRDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Notice of an MRD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as MRDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of MRDs for multiple contracts from a single contract. Under the Code, MRDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Only your MRDs for one calendar year are allowed per Contract Year. With the calendar year in which your MRDs are to begin (generally, when you reach age 70 1/2), however, you may take your MRDs for the current and next calendar years during the same Contract Year, as necessary. Please consult your tax adviser regarding MRDs before purchasing a tax-qualified Contract with the 5% GMWB Without Step-Up, as well as before taking any withdrawals.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 62 of the prospectus. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 63 of the prospectus.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB Without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB Without Step-Up endorsement already applies to the Contract, the 5% GMWB Without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB Without Step-Up, if the 5% GMWB Without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB Without Step-Up endorsement terminates on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB Without Step-Up. The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB Without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB Without Step-Up.

         CONVERSION. You may convert the 5% GMWB Without Step-Up to a 5% or 4% for Life GMWB. Conversion may extend the time period withdrawals are guaranteed, to the longer of your life and until the GWB, as recalculated under the 5% or 4% for Life GMWB endorsement, as applicable, is completely recovered. At the same time, conversion may reduce the amount of your withdrawals available under the new benefit versus the old benefit because recalculated GWB takes into account any negative investment performance under your Contract. For conversion, the 5% or 4% for Life GMWB must be available, and you must meet the eligibility requirements. There is an administrative form. Conversion is permitted on any Contract Anniversary five years after your endorsement's effective date. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary. With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is after any charges for the 5% GMWB Without Step-Up, and less the recapture charge on any Contract Enhancement that would apply on a full withdrawal at the time of conversion. In recalculating GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. And new GAWA becomes the GAWA under the new endorsement, based on the GWB, as recalculated. We will send you the new endorsement. Upon conversion, the conditions, rules, and limitations of the new optional withdrawal benefit will apply to you. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future.

--------------------------------------------------------------------------------

                                    EXAMPLES
            5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 5% GMWB WITHOUT STEP-UP WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. THEY ALSO ASSUME THAT NO CHARGES OR ADJUSTMENTS WILL APPLY TO PARTIAL WITHDRAWALS.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional premium payment ($50,000).

     o Your GAWA is $7,500, which is your prior GAWA ($5,000) plus 5% of your additional premium payment ($2,500).

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($5,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $95,000, which is your prior GWB ($100,000) minus the GAWA ($5,000).

     o Your GAWA for the next year remains $5,000, because you did not take more than the GAWA ($5,000).

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,500.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $1,500.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

--------------------------------------------------------------------------------

(To be used with VC4224 Rev. 05/05)

                                                                     V5939 09/05

                                PERSPECTIVE II(R)

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
             JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT - I

THE DATE OF THIS PROSPECTUS IS MAY 2, 2005, which states the information about the separate account, the Contract, and Jackson National you should know before investing. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information
(SAI) dated May 2, 2005 that is available upon request without charge. To obtain a copy, contact us at our:

                           ANNUITY SERVICE CENTER
                           P.O. BOX 17240
                           DENVER, COLORADO 80217-0240
                           1-800-766-4683
                           WWW.JNL.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through our automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 71. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (SEC) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

--------------------------------------------------------------------------------
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)"  "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," "The DowSM" and "The Dow 10SM Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life
Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The DowSM 10 Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management The DowSM 10 Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund has not passed on the Corporations as to its legality or suitability. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey" and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

   THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE OPTIONS. THE VARIABLE OPTIONS ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund
JNL/AIM REAL ESTATE FUND
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
JNL/GOLDMAN SACHS MID CAP VALUE FUND
JNL/JPMORGAN INTERNATIONAL EQUITY FUND (FORMERLY, JNL/PUTNAM INTERNATIONAL EQUITY FUND)
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Salomon Brothers High Yield Bond Fund
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND (THE JNL/ALLIANCE CAPITAL GROWTH FUND MERGED INTO THIS FUND, EFFECTIVE MAY 2, 2005)
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management The DowSM 10 Fund
JNL/Mellon Capital Management The S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND (FORMERLY, JNL/MELLON CAPITAL
  MANAGEMENT NASDAQ(R) 15 FUND)
JNL/Mellon Capital Management Value Line(R) 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND (FORMERLY, JNL/MELLON
  CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND)
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND (FORMERLY, JNL/MELLON
  CAPITAL MANAGEMENT ENERGY SECTOR FUND)
JNL/Mellon Capital Management Technology Sector Fund

HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, RECENTLY UNDERWENT NAME CHANGES, OR WERE SUBJECT TO A MERGER, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

                 (This page has been intentionally left blank.)

                                TABLE OF CONTENTS


GLOSSARY..........................................................................................................2

KEY FACTS.........................................................................................................3

FEES AND EXPENSES TABLES..........................................................................................4

THE ANNUITY CONTRACT.............................................................................................11

JACKSON NATIONAL.................................................................................................11

THE FIXED ACCOUNT................................................................................................12

THE SEPARATE ACCOUNT.............................................................................................13

INVESTMENT DIVISIONS.............................................................................................14

CONTRACT CHARGES.................................................................................................22

PURCHASES........................................................................................................31

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS.....................................................................35

TELEPHONE AND INTERNET TRANSACTIONS..............................................................................37

ACCESS TO YOUR MONEY.............................................................................................38

INCOME PAYMENTS (THE INCOME PHASE)...............................................................................48

DEATH BENEFIT....................................................................................................53

TAXES............................................................................................................62

OTHER INFORMATION................................................................................................66

PRIVACY POLICY...................................................................................................69

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.....................................................71

APPENDIX A (about Dow Jones)....................................................................................A-1

APPENDIX B (about Contract Enhancement recapture charges).......................................................B-1

APPENDIX C (GMWB examples)......................................................................................C-1

APPENDIX D (5% for Life GMWB examples)..........................................................................D-1

APPENDIX E (additional 5% for Life GMWB examples)...............................................................E-1

APPENDIX F (4% for Life GMWB examples)..........................................................................F-1

APPENDIX G (additional 4% for Life GMWB examples)...............................................................G-1

APPENDIX H (Accumulation Unit values)...........................................................................H-1


                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.

CONTRACT VALUE - the sum of your allocations between the Contract's Investment Divisions and Fixed Account.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.
EXCESS INTEREST ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.

GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

JACKSON NATIONAL, JNL, WE, OUR, OR US - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - Jackson National Separate Account - I.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.

--------------------------------------------------------------------------------
          ALLOCATION OPTIONS

          The Contract makes available Investment Divisions and a Fixed Account for allocation of your premium payments and Contract Value. For more information about the fixed options, please see "THE FIXED ACCOUNT" beginning on page 12. For more information about the Investment Divisions, please see "INVESTMENT DIVISIONS" beginning on page 14.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          INVESTMENT PURPOSE

          The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page 62.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          FREE LOOK

          If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and time and other limitations depending on where you live. For more information, please see "Free Look" beginning on page 67. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          PURCHASES

          There are minimum and maximum premium requirements. You may elect to receive a credit on your premium payments during the first Contract Year, subject to fees, conditions and limitations. The Contract also has a premium protection option, namely the Capital Protection Program. For more information, please see "PURCHASES" beginning on page 31.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          WITHDRAWALS

          Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies. For more information, please see "ACCESS TO YOUR MONEY" beginning on page 38.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          INCOME PAYMENTS

          There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see "INCOME PAYMENTS (THE INCOME PHASE)" beginning on page 48.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          DEATH BENEFIT

          The Contract has a death benefit that becomes payable if you die before the Income Date. There are also a number of optional death benefits available. For more information, please see "DEATH BENEFIT" beginning on page 53.

--------------------------------------------------------------------------------

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

-------------------------------------------------------------------------------------------------------------------
                           OWNER TRANSACTION EXPENSES

Front-end Sales Load...........................................................................................None

Maximum Withdrawal Charge (as a percentage of premium surrendered, if applicable) 1............................8.5%

Maximum Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payments withdrawn if an optional Contract Enhancement is selected) 2................................................4%

Maximum Premium Taxes (as a percentage of each premium payment) 3..............................................3.5%

Commutation Fee: If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using a discount rate that is (a) equal to the rate assumed in calculating the initial income payment and (b) no more than 1% higher than (a).

Transfer Charge (per transfer after 15 in a Contract Year) 4....................................................$25

Expedited Delivery Charge 5..................................................................................$22.50
-------------------------------------------------------------------------------------------------------------------

1    There may be a withdrawal charge on these withdrawals of Contract Value:
     withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the minimum distribution requirements of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the minimum distribution requirements of a tax-qualified
     Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the minimum distribution requirements of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting seven Completed
     Years, and there are two optional withdrawal charge schedules (that are shorter) available:

         Completed Years Since
              Receipt of Premium            0        1        2        3        4       5        6        7+
------------------------------------------------------------------------------------------------------------
         Base Withdrawal Charge             8.5%     8%       7%       6%       5%      4%       2%       0
         Optional Five-year Schedule        8%       7%       6%       4%       2%      0        0        0
         Optional Three-year Schedule       7.5%     6.5%     5%       0        0       0        0        0

2 Contract Enhancements are subject to recapture charges. There may be a recapture charge on these withdrawals of Contract Value with a Contract
     Enhancement: if the Contract is returned during the free look period;
     withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the minimum distribution requirements of the Internal Revenue Code;
     a total withdrawal; and withdrawals on an Income Date that is within the recapture charge schedule. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:

         Completed Years Since
              Receipt of Premium            0        1        2        3        4       5        6        7+
------------------------------------------------------------------------------------------------------------
         With 2% Credit                     2%       2%       1.25%    1.25%    0.5%    0        0        0
         With 3% Credit                     3%       3%       2%       2%       2%      1%       1%       0
         With 4% Credit                     4%       4%       2.5%     2.5%     2.5%    1.25%    1.25%    0


3    Premium taxes generally range from 0 to 3.5% and vary by state.

4 We do not count transfers in conjunction with dollar cost averaging, automatic rebalancing, and periodic automatic transfers.

5 For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.

--------------------------------------------------------------------------------------------------------------------
                                PERIODIC EXPENSES

FOR BASE CONTRACT

Annual Contract Maintenance Charge 6............................................................................$35

Separate Account Annual Expenses (as an annual percentage of the average daily account value of the Investment
   Divisions).................................................................................................1.25%

       ------------------------------------------------------------------------------------------------------
         Mortality And Expense Risk Charge 7...........................................................1.10%
         Administration Charge 8.......................................................................0.15%
         ---------------------------------------------------------------------------------------------------
              Total Separate Account Annual Expenses...................................................1.25%
       ------------------------------------------------------------------------------------------------------

FOR OPTIONAL ENDORSEMENTS (AS AN ANNUAL PERCENTAGE OF THE AVERAGE DAILY ACCOUNT
   VALUE OF THE INVESTMENT DIVISIONS, UNLESS OTHERWISE NOTED) (YOU MAY ONLY
   SELECT ONE OF EACH GROUPING, UNLESS OTHERWISE NOTED) 9

Earnings Protection Benefit Maximum Annual Charge.............................................................0.30%

-------------------------------------------------------------------------------------------------------------------
4% Contract Enhancement Maximum Annual Charge 10..............................................................0.56%
3% Contract Enhancement Maximum Annual Charge 10..............................................................0.42%
2% Contract Enhancement Maximum Annual Charge 11.............................................................0.395%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge 12.............................................0.60%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge 13......................................0.70%
5% For Life GMWB Maximum Annual Charge 14.....................................................................1.30%
4% For Life GMWB Maximum Annual Charge 15.....................................................................0.85%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Five-year Withdrawal Schedule Maximum Annual Charge...........................................................0.30%
Three-year Withdrawal Schedule Maximum Annual Charge..........................................................0.45%
-------------------------------------------------------------------------------------------------------------------

20% Additional Free Withdrawal Maximum Annual Charge..........................................................0.30%

-------------------------------------------------------------------------------------------------------------------
5% Roll-up Death Benefit Maximum Annual Charge 16.............................................................0.45%
4% Roll-up Death Benefit Maximum Annual Charge................................................................0.30%
Highest Anniversary Value Death Benefit Maximum Annual Charge 17..............................................0.25%
Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge 18...................0.55%
Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge......................0.40%
-------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------
     Total Separate Account Annual Expenses With The Most Expensive Optional Endorsements 19...........4.41%
    ---------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

6 This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Investment Divisions and Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

7    This charge is 1.00% on Contracts issued before May 3, 2004.

8 This charge is waived on initial premiums of $1,000,000 or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1,000,000.

9 Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 4% and 3% Contract
     Enhancements and the Three-year Withdrawal Schedule are NOT available if you select the 20% Additional Free Withdrawal endorsement and vice versa.
     Also, you may NOT select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.

10   This charge lasts for the first seven Contract Years.

11   This charge lasts for the first five Contract Years.

12   On a calendar quarter basis, the charge is 0.15% of the GMIB Benefit Base.
     For Contracts with Issue Dates before May 3, 2004, the charge is 0.10% of the GMIB Benefit Base. The charge is deducted each calendar quarter and upon termination of the GMIB from the Investment Divisions and the Fixed
     Account on a pro rata basis. When deducted from the Investment Divisions, it is not part of the unit value calculations, but rather is deducted by means of a cancellation of units. For more information, including the definition of the GMIB Benefit Base, please see "Guaranteed Minimum Income
     Benefit" beginning on page 49.

13 The current charge is 0.40%. But if you selected this optional endorsement before October 4, 2004, the current charge is 0.35%, which increases to 0.55% upon "step-up." For more information, please see "7% Guaranteed
     Minimum Withdrawal Benefit" beginning on page 41.

14 The charge depends on the Owner's age, or the age of the older Owner in the case of joint Owners, on the Contract's Issue Date (or the date this optional endorsement is selected, if different). For an Owner between the ages of: 60 and 64; 65 and 69; 70 and 74; and 75 and 80 - the maximum annual charge is: 1.30%; 0.85%; 0.60%; and 0.50%, respectively. Meanwhile, for the same age groups, the current charges are: 0.90%; 0.60%; 0.50%; and 0.40%, respectively. For more information, please see "5% For Life
     Guaranteed Minimum Withdrawal Benefit" beginning on page 45.

15 The charge depends on the Owner's age, or the age of the older Owner in the case of joint Owners, on the Contract's Issue Date (or the date this optional endorsement is selected, if different). For an Owner between the ages of: 50 and 54; 55 and 59; 60 and 64; 65 and 69; 70 and 74; and 75 and
     80 - the maximum annual charge is: 0.85%; 0.65%; 0.50%; 0.35%; 0.30%; and
     0.20%, respectively. Meanwhile, for the same age groups, the current charges are: 0.65%; 0.50%; 0.35%; 0.25%; 0.20%; and 0.15%, respectively.
     For more information, please see "4% For Life Guaranteed Minimum Withdrawal
     Benefit" beginning on page 46.

16 Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "5% Compounded Death Benefit Endorsement," and the charge may be less.

17 Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Maximum Anniversary Value Death Benefit
     Endorsement," and the charge may be less.

18 Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Combination Death Benefit Endorsement," and the charge may be less.

19 If you were to select these optional endorsements, based on the maximum annual charges: Earnings Protection Benefit; 4% Contract Enhancement; 5%
     For Life GMWB; Three-year Withdrawal Schedule; and Combination 5% Roll-up and Highest Anniversary Value Death Benefit.


THE NEXT TABLES SHOW THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES
CHARGED BY THE FUNDS AND THE EXPENSES CHARGED BY ALL OF THE FUNDS, WHICH YOU
WILL PAY DURING THE TIME YOUR MONEY IS ALLOCATED TO THE CORRESPONDING INVESTMENT
DIVISION. PLEASE REFER TO THE JNL SERIES TRUST AND JNL VARIABLE FUND LLC
PROSPECTUSES FOR MORE INFORMATION ON THE FUNDS, INCLUDING INVESTMENT OBJECTIVES,
PERFORMANCE AND INFORMATION ON THE ADVISER AND ADMINISTRATOR, JACKSON NATIONAL
ASSET MANAGEMENT, LLC(R), AND THE SUB-ADVISERS.

--------------------------------------------------------------------------------
                      TOTAL ANNUAL FUND OPERATING EXPENSES

Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses:

                                 Minimum: 0.60%

                                 Maximum: 1.35%
--------------------------------------------------------------------------------

                        FUND OPERATING EXPENSES
            (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE
                           DAILY NET ASSETS)
                                                                          MANAGEMENT                     OTHER           ANNUAL
                                                                             AND          SERVICE       EXPENSES       OPERATING
                               FUND NAME                                 ADMIN FEE A    (12B-1) FEE        B            EXPENSES
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/AIM Large Cap Growth C                                               0.81%             0.20%         0.01%           1.02%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/AIM Real Estate                                                      0.80%             0.20%         0.01%           1.01%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/AIM Small Cap Growth                                                 0.95%             0.20%         0.01%           1.16%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Alger Growth D                                                       0.83%             0.20%         0.01%           1.04%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Eagle Core Equity                                                    0.75%             0.20%         0.01%           0.96%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Eagle SmallCap Equity                                                0.85%             0.20%         0.01%           1.06%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/FMR Balanced E                                                       0.80%             0.20%         0.01%           1.01%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/FMR Capital Growth E                                                 0.80%             0.20%         0.01%           1.01%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Franklin Templeton Small Cap Value                                   0.95%             0.20%         0.01%           1.16%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Goldman Sachs Mid Cap Value                                          0.85%             0.20%         0.01%           1.06%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/JPMorgan International Equity E, F                                   0.88%             0.20%         0.01%           1.09%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/JPMorgan International Value F                                       0.88%             0.20%         0.01%           1.09%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Lazard Mid Cap Value C                                               0.82%             0.20%         0.01%           1.03%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Lazard Small Cap Value C                                             0.85%             0.20%         0.01%           1.06%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management S&P 500 Index                              0.39%             0.20%         0.01%           0.60%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management S&P 400 MidCap Index                       0.39%             0.20%         0.01%           0.60%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Small Cap Index                            0.39%             0.20%         0.01%           0.60%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management International Index                        0.45%             0.20%         0.01%           0.66%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Bond Index                                 0.40%             0.20%         0.01%           0.61%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index G             0.56%             0.20%         0.01%           0.77%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Oppenheimer Global Growth                                            0.85%             0.20%         0.01%           1.06%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Oppenheimer Growth                                                   0.80%             0.20%         0.01%           1.01%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/PIMCO Total Return Bond                                              0.60%             0.20%         0.01%           0.81%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Putnam Equity E                                                      0.78%             0.20%         0.01%           0.99%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Putnam Midcap Growth                                                 0.85%             0.20%         0.01%           1.06%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Putnam Value Equity E                                                0.75%             0.20%         0.01%           0.96%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Salomon Brothers High Yield Bond H                                   0.60%             0.20%         0.01%           0.81%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Salomon Brothers Strategic Bond                                      0.73%             0.20%         0.01%           0.94%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Salomon Brothers U.S. Government & Quality Bond                      0.58%             0.20%         0.01%           0.79%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Select Balanced                                                      0.59%             0.20%         0.01%           0.80%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Select Global Growth I                                               0.88%             0.20%         0.01%           1.09%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Select Large Cap Growth I                                            0.78%             0.20%         0.01%           0.99%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Select Money Market                                                  0.40%             0.20%         0.01%           0.61%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Select Value                                                         0.65%             0.20%         0.01%           0.86%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/T. Rowe Price Established Growth C                                   0.70%             0.20%         0.01%           0.91%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/T. Rowe Price Mid-Cap Growth                                         0.81%             0.20%         0.01%           1.02%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/T. Rowe Price Value C                                                0.77%             0.20%         0.01%           0.98%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/S&P Managed Conservative J                                           0.18%             0.00%         0.00%           0.18%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/S&P Managed Moderate J                                               0.18%             0.00%         0.00%           0.18%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/S&P Managed Moderate Growth J                                        0.17%             0.00%         0.01%           0.18%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/S&P Managed Growth J                                                 0.16%             0.00%         0.01%           0.17%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/S&P Managed Aggressive Growth J                                      0.18%             0.00%         0.00%           0.18%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management The DowSM 10 K                             0.44%             0.20%         0.01%           0.65%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management The S&P(R) 10 K                            0.45%             0.20%         0.01%           0.66%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Global 15 K                                0.50%             0.20%         0.01%           0.71%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management 25 K                                       0.44%             0.20%         0.01%           0.65%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Select Small-Cap K                         0.45%             0.20%         0.00%           0.65%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management JNL 5                                      0.51%             0.20%         0.01%           0.72%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Nasdaq(R) 15                               0.52%             0.20%         0.04%           0.76%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Value Line(R) 25                           0.52%             0.20%         0.15%           0.87%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management VIP                                        0.52%             0.20%         0.04%           0.76%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Communications Sector K                    0.52%             0.20%         0.01%           0.73%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Consumer Brands Sector K                   0.52%             0.20%         0.00%           0.72%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Financial Sector K                         0.52%             0.20%         0.00%           0.72%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Healthcare Sector K                        0.52%             0.20%         0.01%           0.73%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Oil & Gas Sector K                         0.51%             0.20%         0.01%           0.72%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Technology Sector K                        0.52%             0.20%         0.00%           0.72%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------


A Certain Funds pay Jackson National Asset Management, LLC, the administrator, an administrative fee for certain services provided to the Fund by the administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the five JNL/S&P Funds pay an administrative fee of 0.05%; the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual
     Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other Expenses include trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C A reduction in advisory fee took place on January 1, 2005. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

D A reduction in advisory fee took place on July 1, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

E A reduction in advisory fee took place on May 1, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

F A reduction in advisory fee took place on May 2, 2005. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

G A reduction in advisory fee took place on February 17, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

H Effective October 4, 2004, the JNL/Salomon Brothers High Yield Bond fees were changed to reflect the fees of the JNL/PPM America High Yield Bond Fund. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

I This fee reflects a reduction in connection with the approval of Wellington as the new sub-adviser to the Fund. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

J UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

     The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.77 % to 1.35% (this range reflects an investment in the Funds with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The administrator believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Managed Conservative Fund........................  1.013%
         JNL/S&P Managed Moderate Fund............................  1.050%
         JNL/S&P Managed Moderate Growth Fund.....................  1.098%
         JNL/S&P Managed Growth Fund .............................  1.142%
         JNL/S&P Managed Aggressive Growth Fund ..................  1.160%

K This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund which took place on February 18, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

         EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

         Each of the examples assumes that you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. Neither transfer fees nor premium tax charges are reflected in the examples. Your actual costs may be higher or lower than the costs shown in the examples.

         The following examples include the maximum fees and expenses of any of the Funds and the cost if you select the most expensive combination of optional endorsements: Earnings Protection Benefit; 4% Contract Enhancement; 5% For Life GMWB (using the maximum possible charge (at age 60)); Three-year Withdrawal Schedule; and Combination 5% Roll-up and Highest Anniversary Value Death Benefit. That a charge under the Contract is reduced, or stops being deducted, after so many years is not reflected. Based on these assumptions, your costs would be:

         If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $599              $1,782           $2,948            $5,631

         If you surrender your Contract at the end of each time period:

         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $1,749            $2,532           $3,198            $5,631

         The following examples include minimum fees and expenses of any of the Funds and the cost for just the base Contract (no optional endorsements). Based on these assumptions, your costs would be:

         If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $190              $588             $1,011            $2,190

         If you surrender your Contract at the end of each time period:

         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $1,040            $1,288           $1,511            $2,190

         EXPLANATION OF THE FEES AND EXPENSES TABLES AND EXAMPLES. The purpose of the Fees and Expenses Tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect the expenses of the Separate Account and the funds. Premium taxes may also apply. The examples also reflect the annual contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account. A withdrawal charge is imposed on income payments that occur within one year of the date the Contract is issued.

         THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

         FINANCIAL STATEMENTS. You can find the financial statements of the Separate Account and Jackson National in the Statement of Additional Information. The financial statements of Jackson National that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson National's financial statements do not bear on the future investment experience of the assets held in the Separate Account. To obtain a copy free of charge, contact us at our Annuity Service Center. Our contact information is on the cover page of this prospectus.

         CONDENSED FINANCIAL INFORMATION. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. Please see Appendix H for more information about Accumulation Unit values.

                              THE ANNUITY CONTRACT

         Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will generally not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted.

         You may allocate your Contract Value to

               o our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

               o our Indexed Fixed Option, as may be made available by us, or as may be otherwise limited by us, or to

               o Investment Divisions of the Separate Account that invest in underlying Funds.

         Your Contract, like all deferred annuity contracts, has two phases:

               o the ACCUMULATION PHASE, when you make premium payments to us, and

               o    the INCOME PHASE, when we make income payments to you.

         As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. With Contracts with the 5% or 4% For Life GMWB, your ability to change ownership is limited. Please contact our Annuity Service Center for help and more information.

         The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a general description of the Contracts. Your Contract and any endorsements are the controlling documents. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                JACKSON NATIONAL

         We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

         We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

         We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                                THE FIXED ACCOUNT

         Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of the Fixed Account options, and transfers into and out of the Fixed Account, may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

         Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account options), so long as the Contract Value in the Fixed Account is not withdrawn, transferred, or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years. Subject to these minimum requirements, we may declare different base interest rates at different times.

         Your Contract Value in the Fixed Account may be subject to an "Excess Interest Adjustment" and a withdrawal charge, however, if you decide to withdraw or transfer your Contract Value allocated to the Fixed Account, or if you annuitize the Contract, before the end of the specified period. The Excess Interest Adjustment depends on the base interest rate that was available when you allocated Contract Value to a Fixed Account option versus the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization. If your base interest rate is higher than the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization, then the Excess Interest Adjustment will increase your Contract Value, and vice versa. However, there will be no Excess Interest Adjustment when the base interest rate available for allocations to the same Fixed Account option at the time of the withdrawal, transfer, or annuitization is less than your base interest rate by 0.5% or less. Also, there is no Excess Interest Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will the Excess Interest Adjustment reduce the Contract Value below the minimum interest rate applicable to your Contract.

         Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account option (if there is one year or less until the Income Date), will apply.

         You may allocate premiums to the one-year Fixed Account option, but we may require that the amount in the one-year Fixed Account (including any Contract Enhancement) be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract year.

         Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account.

         The three-, five-, and seven-year Fixed Account options are not available on Contracts with the 3% or 4% Contract Enhancement purchased BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, and on Contracts with the 2% Contract Enhancement purchased BETWEEN JULY 14, 2003 AND AUGUST 17, 2003.

         The DCA+ FIXED ACCOUNT, IF AVAILABLE, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account. DCA+ Fixed Account is only available for new premiums.

         The INDEXED FIXED OPTION, IF AVAILABLE, offers an interest rate that is guaranteed to be at least 3% per year and may be higher based on changes in the S&P 500 Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your Indexed Fixed Option will be the amount allocated to the Indexed Fixed Option accumulated at 3% per year, less any amounts cancelled or withdrawn for charges, deductions or withdrawals, any tax due, and any withdrawal charges. The Indexed Fixed Option is described in your Contract and supplementary materials your JNL Representative can provide you. The Indexed Fixed Option is not available if you select the Three-Year Withdrawal Charge Period option.

                              THE SEPARATE ACCOUNT

         We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

         The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

         The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS

         You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account options. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

         THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
--------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

--------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

--------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND
     Jackson National Asset Management, LLC (and Fred Alger Management, Inc.)

         Seeks long-term capital appreciation by investing at least 65% of its total assets in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market.

--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

--------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of securities represented by the Russell 2000(R) Index.

--------------------------------------------------------------------------------
JNL/FMR BALANCED FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in securities and the remainder in bonds and other debt securities.

--------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks long-term growth of capital by investing in securities issued by medium-sized companies.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services,
     LLC)

         Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of securities in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

--------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued based on their return on equity.

--------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued based on their return on equity.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic corporations.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

--------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization.

--------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade, fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

--------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

--------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

--------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital growth, with income as a secondary objective, by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal market conditions, in equity securities.

--------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers.

--------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of fixed-income investments.

--------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government.

--------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

--------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large U.S. companies selected for their growth potential.

--------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital and increasing dividend income by investing primarily in a diversified portfolio of common stocks of well-established U.S. growth companies.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of medium-sized (mid-cap) U.S. companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the portfolio manager regards as undervalued.

--------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------

         The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson National. They are NOT offered or made available to the general public directly.

         A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

         You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

         VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners.

         SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

         There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

         MORTALITY AND EXPENSE RISK CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.10% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued BEFORE MAY 3, 2004, the Mortality and Expense Risk Charge is 1.00%. This charge does not apply to the Fixed Account.

         This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

               o to make income payments for the life of the Annuitant during the income phase;

               o to waive the withdrawal charge in the event of the Owner's death; and

               o    to provide a basic death benefit prior to the Income Date.

         Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

         If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

         ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account options based on the proportion their respective value bears to the Contract Value less the sum of the Indexed Fixed Option Minimum Values. This charge will be deducted from the Indexed Fixed Options only when the charge exceeds the value of the funds in the Investment Divisions and the Fixed Account options. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

         ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.

         TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

          WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

               o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), PLUS

               o    EARNINGS  (excess of your  Contract  Value  allocated to the
                    Investment   Divisions  and  the  Fixed  Account  over  your
                    remaining premiums allocated to those accounts)

               o during each Contract Year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) OF PREMIUM (excluding premium in the Indexed Fixed Option) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), MINUS earnings (required minimum distributions will be counted as part of the free withdrawal amount).

         WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

               o    withdrawals in excess of the free withdrawal amounts, or

               o withdrawals under a tax-qualified Contract that exceed its minimum distribution requirements, or

               o withdrawals in excess of the free withdrawal amounts to meet the minimum distribution requirements of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the minimum distribution requirements of a Roth IRA annuity, or

               o    amounts withdrawn in a total withdrawal, or

               o amounts applied to income payments on an Income Date that is within one year of the Issue Date.

         The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period or the Five-Year Withdrawal Charge Period endorsement and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

                                          WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):

         COMPLETED YEARS SINCE RECEIPT        0        1        2        3        4        5        6        7+
         OF PREMIUM

         WITHDRAWAL CHARGE                  8.5%      8%       7%       6%       5%       4%       2%        0

         WITHDRAWAL CHARGE IF FIVE-YEAR      8%       7%       6%       4%       2%        0        0        0
         PERIOD IS ELECTED

         WITHDRAWAL CHARGE IF THREE-YEAR    7.5%     6.5%      5%        0        0        0        0        0
         PERIOD IS ELECTED

         For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

         Amounts allocated to an Indexed Fixed Option are not subject to this withdrawal charge, but rather to an adjustment. For more information, please see "The Fixed Account" beginning on page 12.

         NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         We do NOT assess the withdrawal charge on any amounts paid out as:

               o income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

               o    death benefits;

               o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

               o if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

               o if permitted by your state, withdrawals of up to 25% of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

         We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of our affiliates.

         EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit endorsement, you will pay us a charge that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.

         CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Account options by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:

         CONTRACT ENHANCEMENT                     2%           3%         4%
         CHARGE (ON AN ANNUAL BASIS)              0.395%       0.42%      0.56%

         Due to this charge, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

         CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)

         Completed Years Since Receipt of      0      1        2         3          4         5          6       7+
         Premium
         Recapture Charge (2% Credit)         2%     2%      1.25%     1.25%      0.5%         0          0      0
         Recapture Charge (3% Credit)         3%     3%         2%        2%        2%         1%        1%      0
         Recapture Charge (4% Credit)         4%     4%       2.5%      2.5%      2.5%      1.25%     1.25%      0

         We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

               o    death benefits;

               o withdrawals taken under the additional free withdrawal provision;

               o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the requested withdrawal exceeds the minimum distribution requirements, then the entire withdrawal will be assessed the applicable recapture charge);

               o if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account or from the Fixed Account options (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

               o if permitted by your state, additional withdrawals of up to 25% of your Contract Value from the Separate Account or the Fixed Account options (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

         GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select the GMIB, on a calendar quarter basis, you will pay 0.15% of the GMIB Benefit Base. For Contracts purchased BEFORE MAY 3, 2004, if you select the GMIB, on a calendar quarter basis, you will pay 0.10% of the GMIB Benefit Base. This charge is deducted from the Contract Value at the end of each calendar quarter and upon termination of the GMIB on a pro-rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro-rata basis from the Issue Date to the end of the first calendar quarter after the Issue Date. The GMIB Benefit Base is explained on page 49 below. YOU SHOULD BE AWARE THAT THE GMIB CHARGE WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT, AND IT ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 7% GMWB, you will pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. However, if you selected the 7% GMWB BEFORE OCTOBER 4, 2004, you will pay 0.35% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, increasing to 0.55% upon the first election of a "step-up." We reserve the right to prospectively change the charge on new Contracts, upon election of the benefit after issue or upon any election of any "step-up," subject to a maximum charge of 0.70%. For more information about the "step-up," please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 41. We stop deducting this charge upon the earliest of either the date you annuitize or the date your Contract Value falls to zero.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 5% For Life GMWB, you will pay a charge on an annual basis of the average daily net asset value of your allocations to the Investment Divisions that depends on the Owner's age, or the age of the older Owner in the case of joint Owners. Currently, for an Owner between the ages of:

              60 and 64..............................................0.90%
              65 and 69..............................................0.60%
              70 and 74..............................................0.50%
              75 and 80..............................................0.40%

         We reserve the right to prospectively change the charge on new Contracts or upon the selection of this benefit after issue, subject to the maximum annual charges, which for the same age groups, are: 1.30%; 0.85%; 0.60%; and 0.50%, respectively. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals have been taken before that time. However, this charge reduction is not available upon the spouse's continuation of the Contract. For the Owner that is a legal entity, the charge is based on the Annuitant's age. You will continue to pay the charge even if the "for life" guarantee is no longer in effect. We will stop deducting the charge upon the earliest of either the date you annuitized or if your Contract Value falls to zero.

         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 4% For Life GMWB, you will pay a charge on an annual basis of the average daily net asset value of your allocations to the Investment Divisions that depends on the Owner's age, or the age of the older Owner in the case of joint Owners. Currently, for an Owner between the ages of:

              50 and 54..............................................0.65%
              55 and 59..............................................0.50%
              60 and 64..............................................0.35%
              65 and 69..............................................0.25%
              70 and 74..............................................0.20%
              75 and 80..............................................0.15%

         We reserve the right to prospectively change the charge on new Contracts or upon the selection of this benefit after issue, subject to the maximum annual charges, which for the same age groups, are: 0.85%; 0.65%; 0.50%; 0.35%; 0.30%; and 0.20%, respectively. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals have been taken before that time. However, this charge reduction is not available upon the spouse's continuation of the Contract. For the Owner that is a legal entity, the charge is based on the Annuitant's age. You will continue to pay the charge even if the "for life" guarantee is no longer in effect. We will stop deducting the charge upon the earliest of either the date you annuitized or if your Contract Value falls to zero.

         DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit.

                  If you select the 5% ROLL-UP DEATH BENEFIT (5% Compounded Death Benefit), you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the 4% ROLL-UP DEATH BENEFIT, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Maximum Anniversary Value Death Benefit), you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Combination Death Benefit), you will pay 0.55% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

         For Contracts issued BEFORE AUGUST 18, 2003, for the 5% Compounded Death Benefit and the Maximum Anniversary Value Death Benefit, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, and for the Combination Death Benefit, you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (excluding premiums allocated to the Indexed Fixed Option) that are still subject to a withdrawal charge minus earnings during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

               o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

               o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

         OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see Fund Operating Expenses table beginning on page 7.

         PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

         INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

         DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National.

         Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

         Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

         The two primary forms of such compensation paid by the Company are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement and sales volume. Overrides are generally based on a fixed percentage of product sales that currently range from 10 to 50 basis points. Marketing support payments, set by the broker-dealers, among other things, allow us to participate in sales conferences and educational seminars. These payments are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

         We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

               o    National Planning Corporation,

               o    SII Investments, Inc.,

               o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

               o    Investment Centers of America, Inc., and

               o    BH Clearing, LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by JNL or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

         MINIMUM INITIAL PREMIUM:

               o    $5,000 under most circumstances

               o    $2,000 for a qualified plan Contract

         MINIMUM ADDITIONAL PREMIUMS:

               o    $500 for a qualified or non-qualified plan

               o    $50 for an automatic payment plan

               o You can pay additional premiums at any time during the accumulation phase.

         These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. There is a $100 minimum balance requirement for each Investment Division and Fixed Account.
         The Indexed Fixed Option has initial and subsequent allocation minimums of $5,000. We reserve the right to restrict availability or impose restrictions on the Fixed Account and Indexed Fixed Account.

         MAXIMUM PREMIUMS:

               o The maximum aggregate premiums you may make without our prior approval is $1 million.

         The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, the GMIB or any GMWB.

         ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.

         Although more than 18 Investment Divisions and the Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time.

         We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

         Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

         OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. There is a charge that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. Allocations to the Indexed Fixed Option are not permitted in the first seven years (five years for the 2% Contract Enhancement). We will also impose a Contract Enhancement recapture charge if you

               o    make withdrawals in excess of the free withdrawals permitted
                    by  your   Contract  (or  an  additional   free   withdrawal
                    endorsement if elected),

               o    elect to receive payment under an income option, or

               o    return your Contract during the Free Look period.

         The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal provision, amounts paid out as death benefits or to satisfy minimum distribution requirements of the Internal Revenue Code. If the withdrawal requested exceeds the minimum distribution requirements, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

         Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any gains or losses attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

         Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account options, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

         If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

         Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

         In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

               o    death benefits computed on the basis of Contract Value;

               o withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

               o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

               o    if permitted by your state, withdrawals under our:

                    o    Terminal Illness Benefit;

                    o    Specified Conditions Benefit; or

                    o    Extended Care Benefit. (See page 38 below.)

         You may NOT elect the 3% or 4% Contract Enhancement Endorsements with the 20% Additional Free Withdrawal option.

         If you purchased your Contract BETWEEN MARCH 18, 2003 AND JUNE 3, 2003, the 3% and 4% Contract Enhancements were not available and the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, the three, five and seven year Fixed Account options were not available if the 3% or 4% Contract Enhancement was selected.

         If you purchased your Contract BETWEEN JULY 14, 2003 AND AUGUST 17, 2003, the three, five and seven year Fixed Account options were not available if the 2% Contract Enhancement was selected.

         CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account options are available. There is no charge for the Capital Protection Program. You should consult your JNL representative with respect to the current availability of Fixed Account options, their limitations, and the availability of the Capital Protection Program.

         For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

         Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

         Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, the Capital Protection Program is not available.

         ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

         Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

               o    determining   the  total   amount  of  assets  held  in  the
                    particular Investment Division;

               o subtracting any charges and taxes chargeable under the Contract; and

               o    dividing   this   amount  by  the   number  of   outstanding
                    Accumulation Units.

         The value of an Accumulation Unit may go up or down from day to day and may be different for different charges. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating the Accumulation Unit value.

         When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

         You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will credit interest up to the Income Date at the then Current Interest Rate for the Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

         A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

         RESTRICTIONS ON TRANSFERS. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

         Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

               o    limiting the number of transfers over a period of time;

               o    requiring a minimum time period between each transfer;

               o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

               o limiting the dollar amount that you may transfer at any one time.

         To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

         We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

         Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

         Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

         Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

         THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

         WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center number referenced in your Contract or on your quarterly statement.

         WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

         Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

         HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

         OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

         We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

         Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

         You can have access to the money in your Contract:

               o    by making either a partial or complete withdrawal,

               o    by electing the Systematic Withdrawal Program,

               o    by electing a Guaranteed Minimum Withdrawal Benefit, or

               o    by electing to receive income payments.

         Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

         Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 23.

         Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

         Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. Amounts may not be withdrawn from the Indexed Fixed Option until all other amounts under the Contract have been withdrawn.

         If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

         INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 62.

         WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

               o TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

               o SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

                       o    Heart attack

                       o    Stroke

                       o    Coronary artery surgery

                       o    Life-threatening cancer

                       o    Renal failure or

                       o    Alzheimer's disease; and

               o EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

         You may exercise these benefits once under your Contract.

         OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a three-year withdrawal period with withdrawal charges in contribution years one through three of 7.5%, 6.5% and 5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect the Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement. In addition, the Indexed Fixed Option is not available if you select the Three-year Withdrawal Charge period.

         OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions. If you elect the Optional Five- Year Withdrawal Charge Period and the Indexed Fixed Option, the withdrawal charge for the Indexed Fixed Option which normally has a 7-year schedule (8.5%, 8%, 7%, 6%, 5%, 4%, 2%) will be modified to a 5-year schedule (8%, 7%, 6%, 4%, 2%, 0%). We reserve the right to restrict the percent of premium that may be allocated to the Indexed Fixed Option. You may NOT elect this option if you elect the Three-Year Withdrawal Charge endorsement.

         The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). In the case of some surrenders in the third Contract year, the Five-year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.

         If you purchased your Contract BETWEEN MARCH 18, 2003 AND AUGUST 17, 2003, the Five- Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

         20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of premiums that are subject to a withdrawal charge (excluding premiums allocated to the Indexed Fixed Option), minus earnings, during a Contract Year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Additional Free Withdrawal. In addition, the 20% Free Withdrawal Endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Free Withdrawal Endorsement provides extra liquidity in any market environment but, when it is elected in combination with the GMWB, taking full advantage of the benefit in a declining market will have an adverse effect on the GMWB if your Contract Value falls below your Guaranteed Withdrawal Balance. ANY TIME YOU USE THE 20% FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3% or 4% Contract Enhancement Endorsements or if you elect the Three-year Withdrawal Charge Period.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT. THE FOLLOWING DESCRIPTION OF THE 7% GMWB IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE 7% GMWB CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. We may limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 6 of Appendix C illustrate the impact of such withdrawals.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               o the GWB prior to the partial withdrawal less the partial withdrawal; or

               o    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal;

                                       - or -

               For Contracts to which this endorsement is added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

               For Contracts to which is endorsement is added BEFORE MAY 2, 2005, 7% of the greater of:

                    1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                    2.   the GWB after the partial withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

         On or after your fifth anniversary after selecting the 7% GMWB, you may choose to "step-up" the GWB to equal your then current Contract Value. The request will be processed and effective on the day we receive the request in Good Order, which is within 30 days after a Contract Anniversary. Your GAWA then becomes the greater of: (i) 7% of the Contract Value on the effective date of the "step-up" or (ii) the GAWA prior to the "step-up." You would not choose a "step-up" if your current GWB is higher than your Contract Value.

         More than one "step-up" is permitted, but there must be at least five Contract Years between "step-ups." Before deciding to "step-up," please consult with the registered representative who helped you to purchase the Contract or contact us at our Annuity Service Center.

         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

         If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

         SURRENDER. If your Contract is surrendered, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB is terminated.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the Beneficiary.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. BEFORE READING MORE ABOUT THE 5% FOR LIFE GMWB, PLEASE BE SURE TO FAMILIARIZE YOURSELF WITH THE 7% GMWB, AS DISCUSSED EARLIER, BECAUSE OF THE SIMILARITIES AND DIFFERENCES BETWEEN THE ENDORSEMENTS. THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDICES D AND E. For Owners between the ages of 60 and 80 on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% for Life GMWB may be available. (For the Owner that is a legal entity, the benefit is based on the age of the Annuitant(s).) The 5% for Life GMWB permits you to make partial withdrawals prior to the Income Date that, in total, are guaranteed to at least equal the GWB (and because of the "for life" guarantee, your total withdrawals could be more than the GWB), regardless of your Contract Value. For the 5% for Life GMWB, how the GWB and GAWA are determined and the limitations are the same as the 7% GMWB, except that:

               o there is no recalculation of the GAWA if your total partial withdrawals in a Contract Year are less than or equal to the GAWA and your "for life" guarantee is still in effect;

               o    the GAWA is 5% of the GWB;

               o with any subsequent premium payments, the GAWA increases by 5% of the net premium payment, or 5% of the increase in the GWB if the maximum GWB is reached; and

               o    there is a "for life" guarantee.

         "For life" means the longer of: the Owner's life, or with joint Owners, the life of the one dying first; or until total partial withdrawals deplete the GWB. So long as the "for life" guarantee is in effect, you may continue to take partial withdrawals of the GAWA (or MRD, if greater, for certain qualified plans) even after the Contract Value falls to zero. Because of the "for life" guarantee, we do not allow an ownership change of a Contract with this endorsement, except for the Owner that is a legal entity. With an Owner that is a legal entity, we will allow ownership to change to another legal entity or to the Annuitant, and the "for life" guarantee will remain in effect. However, even if the "for life" guarantee were to become invalid, we would not allow an ownership change. You will invalidate the "for life" guarantee if your total partial withdrawals in a Contract Year exceed the GAWA (or MRD, if greater, for certain qualified plans). The "for life" guarantee is terminated upon spousal continuation.

         The GWB of the 5% for Life GMWB may be "stepped-up" in the same fashion as the 7% GMWB, subject to the same conditions and requirements, but with the GAWA based on 5% of the GWB or the previous GAWA, if greater.

         With the 5% for Life GMWB, if your Contract Value is reduced to zero as a result of a partial withdrawal, contract charges or poor fund performance, the GAWA will automatically be paid no less frequently than annually, based on your instructions, through the "for life" guarantee, or until the GWB is depleted if the "for life" guarantee is no longer effective. There is no fixed income option, in addition to the Contract's other income options, if you decide to annuitize your Contract.

         For certain tax-qualified Contracts, withdrawals exceeding GAWA to meet a Contract's minimum distribution requirements ("MRDs") under the Internal Revenue Code (Code) may not invalidate the "for life" guarantee. We require prior notice of an MRD at the time of your request for a withdrawal, and there is an administrative form. The administrative form allows for one-time or systematic withdrawals. Eligible withdrawals that are specified as MRDs may only be taken based on the value of the Contract to which this endorsement applies, even where the Code allows for the taking of MRDs for multiple contracts from a single contract. Under the Code, MRDs are calculated and taken on a calendar year basis. But with the 5% for Life GMWB, the GAWA is based on Contract Years, and only your MRDs for one calendar year are allowed per Contract Year. However, with the calendar year in which your MRDs are to begin (generally, when you reach age 70 1/2), you may take your MRDs for the current and next calendar years during the same Contract Year, as necessary. Because the intervals for the GAWA and MRDs are different, the "for life" guarantee is more susceptible to being invalidated with tax-qualified Contracts if the sum of your total partial withdrawals exceed the greater of the GAWA or MRD in a Contract Year, especially in the first Contract Year of MRDs. So please be sure to consult your tax adviser beforehand. Moreover, withdrawing more than the greater of the GAWA or MRD in any Contract Year could cause the GWB to be reduced by more than the dollar amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, as applicable, too. Please consult your tax adviser regarding MRDs prior to purchasing a tax-qualified Contract with the 5% for Life GMWB.

         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. BEFORE READING MORE ABOUT THE 4% FOR LIFE GMWB, PLEASE BE SURE TO FAMILIARIZE YOURSELF WITH THE 7% GMWB, AS DISCUSSED EARLIER, BECAUSE OF THE SIMILARITIES AND DIFFERENCES BETWEEN THE ENDORSEMENTS. ALSO, THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDICES F AND G. For Owners between the ages of 50 and 80 on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 4% for Life GMWB may be available. (For the Owner that is a legal entity, the benefit is based on the age of the Annuitant(s).) The 4% for Life GMWB permits you to make partial withdrawals prior to the Income Date that, in total, are guaranteed to at least equal the GWB (and because of the "for life" guarantee, your total withdrawals could be more than the GWB), regardless of your Contract Value. For the 4% for Life GMWB, how the GWB and GAWA are determined and the limitations are the same as the 7% GMWB, except that:

               o there is no recalculation of the GAWA if your total partial withdrawals in a Contract Year are less than or equal to the GAWA and your "for life" guarantee is still in effect;

               o    the GAWA is 4% of the GWB;

               o with any subsequent premium payments, the GAWA increases by 4% of the net premium payment, or 4% of the increase in the GWB if the maximum GWB is reached; and

               o    there is a "for life" guarantee.

         "For life" means the longer of: the Owner's life, or with joint Owners, the life of the one dying first; or until total partial withdrawals deplete the GWB. So long as the "for life" guarantee is in effect, you may continue to take partial withdrawals of the GAWA even after the Contract Value falls to zero. Because of the "for life" guarantee, we do not allow an ownership change of a Contract with this endorsement, except for the Owner that is a legal entity. With an Owner that is a legal entity, we will allow ownership to change to another legal entity or to the Annuitant, and the "for life" guarantee will remain in effect. However, even if the "for life" guarantee were to become invalid, we would not allow an ownership change. You will invalidate the "for life" guarantee if your total partial withdrawals in a Contract Year exceed the GAWA. The "for life" guarantee is terminated upon spousal continuation.

         The GWB of the 4% for Life GMWB may be "stepped-up" in the same fashion as the 7% GMWB, subject to the same conditions and requirements, but with the GAWA based on 4% of the GWB or the previous GAWA, if greater.

         With the 4% for Life GMWB, if your Contract Value is reduced to zero as a result of a partial withdrawal, contract charges or poor fund performance, the GAWA will automatically be paid no less frequently than annually, based on your instructions, through the "for life" guarantee, or until the GWB is depleted if the "for life" guarantee is no longer effective. There is no fixed income option, in addition to the Contract's other income options, if you decide to annuitize your Contract. Please consult your tax adviser prior to purchasing a Contract with the 4% for Life GMWB.

         YOU MAY ELECT ONLY ONE GMWB. YOU MAY NOT ELECT BOTH A GMWB AND THE GMIB, AND YOU MAY NOT ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.

         SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

         SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

               o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

               o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

               o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

               o the SEC, by order, may permit for the protection of Contract Owners.

         We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the Indexed Fixed Option for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

         The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

         If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

         You can change the Income Date or income option at any time before the Income Date, but changes of the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.

         At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

         You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

         VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

               o the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

               o the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

               o    which income option you select; and

               o the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

         The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant; however, the assumed investment rate is 3% for all options on Contracts issued ON OR AFTER OCTOBER 4, 2004. State variations may apply.

         We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

         INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         ADDITIONAL OPTIONS - We may make other income options available.

         No withdrawals are permitted during the income phase under an income option that is life contingent.

         GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

         This benefit is only available if:

               o    you elect it prior to your Contract's Issue Date;

               o    the  Annuitant  is not older than age 75 on the Issue  Date;
                    and

               o you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

         The GMIB will terminate and will not be payable at the earliest of:

               o the Income Date (if prior to the effective date of the GMIB);

               o the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

               o    the date you make a total withdrawal from the Contract;

               o upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

               o if the Owner is not a natural person, upon the death of the Annuitant.

         Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

         You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

         OPTION 1 - Life Income,

         OPTION 2 - Joint and Survivor,

         OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

         OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

         No other income options will be available, and no partial annuitizations will be allowed.

         After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

         The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

         Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF
         (A) OR (B), WHERE:

         (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

               o all premiums you have paid (net of any applicable premium taxes); PLUS

               o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

               o    an  adjustment   (described   below)  for  any   withdrawals
                    (including  any  applicable   charges  and  Excess  Interest
                    Adjustments to those withdrawals);

         compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of the GMIB.

         For Contracts issued BEFORE MAY 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.

         For Contracts issued BEFORE MAY 3, 2004, the annual interest rate is 6%.

         All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of the GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

         For example, the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. (If your Contract was issued BEFORE MAY 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.)
         These examples do not take into account taxes.

         For Contracts issued BEFORE MAY 2, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.

         AND (B) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:

               o the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

               o an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

               o any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

               o any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

               o    any taxes deducted after that Contract Anniversary.

         All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

         Neither component of the GMIB Benefit Base will ever exceed:

               o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

               o any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

         For Contracts issued BEFORE MAY 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

         If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.

         Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

         YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.

                                  DEATH BENEFIT

         The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. The optional death benefits are only available upon application, and once chosen, cannot be canceled.

         The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include any required interest from the date of death. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Annuity Service Center in Lansing, Michigan.

         BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

         The death benefit equals the greater of:

               o your Contract Value on the date we receive all required documentation from your Beneficiary; or

               o the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

         EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

         If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

         If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

         For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually and adjusted for any amounts cancelled or withdrawn for charges, deductions, withdrawals or any taxes due. If the earnings amount is negative, I.E., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).

         As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

         You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

         No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

               o if your Contract is in the income phase at the time of your death;

               o    if there are no earnings in your Contract; or

               o if your spouse exercises the Special Spousal Continuation Option (described below) and either

                    o    is age 76 or older at the Continuation Date or

                    o    elects to discontinue the Earnings Protection Benefit.

         The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

         OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

         DEPENDING ON WHEN YOU APPLIED FOR THE CONTRACT: THE AVAILABILITY OF AN OPTIONAL DEATH BENEFIT MAY HAVE BEEN DIFFERENT; HOW AN OPTIONAL DEATH BENEFIT IS CALCULATED VARIES; AND WE MAY HAVE REFERRED TO AN OPTIONAL DEATH BENEFIT BY A DIFFERENT NAME - ALL AS NOTED BELOW.

         For purposes of these optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deductions. For Contracts issued BEFORE OCTOBER 4, 2004, your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of your withdrawals.

         FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS ON AND AFTER MAY 2, 2005. For purposes of these calculations, with the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

                  5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (c) your Contract Value at the end of your seventh
                               Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.

                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (c) your Contract Value at the end of your seventh
                               Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (c) your Contract Value at the end of your seventh
                               Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (d) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary.

                  However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date.

                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the business day on
                               which we receive all required documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (c) your Contract Value at the end of your seventh
                               Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (d) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

         FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS BEFORE MAY 2, 2005. For purposes of these calculations, amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums; however, this limitation does not include the amount payable with the Earnings Protection Benefit. For more information, please see "Earnings Protection Benefit" beginning on page
         54. We will not permit you to use multiple Contracts to try to circumvent this limitation.

                  5% ROLL-UP DEATH BENEFIT (5% COMPOUNDED DEATH BENEFIT), changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) total Net Premiums since your Contract was
                               issued, compounded at 5% per annum; or
                           (d) your Contract Value at the end of your seventh
                               Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum.

                  However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.

                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) total Net Premiums since your Contract was
                               issued, compounded at 4% per annum; or
                           (d) your Contract Value at the end of your seventh
                               Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 4% per annum.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT), changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (COMBINATION DEATH BENEFIT), changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) total Net Premiums since your Contract was
                               issued, compounded at 5% per annum; or (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or
                           (e) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary).

                  However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date.

                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH
                      BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) total Net Premiums since your Contract was
                               issued, compounded at 4% per annum; or
                           (d) your Contract Value at the end of your seventh
                               Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 4% per annum; or
                           (e) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

         PAYOUT OPTIONS. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

               o    single lump sum payment; or

               o payment of entire death benefit within 5 years of the date of death; or

               o payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

         Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

         Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 60.

         PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

         SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, if the Contract has the Earnings Protection Benefit and/or another optional death benefit (instead of the basic death benefit), we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

         If you have Contract Values allocated to the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Fixed Account option. Once the transfer is completed, the Fixed Account may be subject to restrictions. Your spouse may then transfer this amount to any available Investment Division or Fixed Account options, but your spouse may not transfer this amount back into the Indexed Fixed Option. If your spouse subsequently withdraws any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to premiums. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option. Contract Value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means spousal continuation of the Contract does not include a Continuation Adjustment.

         If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

         If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "Guaranteed Minimum Income Benefit" beginning on page 49. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 41. Because the "for life" guarantee would no longer be in effect with the 5% or 4% for Life GMWB, however, the benefit would allow the spouse to take partial withdrawals until the GWB is depleted. The Contract, and its optional benefits, remains the same, except as described above. There is no charge for the Spousal Continuation Option; however, your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

         UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

         The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

         DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

         DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

         If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

         THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

         TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

         If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

         The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

         NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

         NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

         NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

         The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

               o    paid on or after the date you reach age 59 1/2;

               o    paid to your Beneficiary after you die;

               o paid if you become totally disabled (as that term is defined in the Code);

               o paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

               o    paid under an immediate annuity; or

               o    which come from premiums made prior to August 14, 1982.

         NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

         The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

         TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

               o    reaches age 59 1/2;

               o    leaves his/her job;

               o    dies;

               o    becomes disabled (as that term is defined in the Code); or

               o experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

         WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

         CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

               o there was a written agreement providing for payments of the fees solely from the annuity Contract,

               o    the Contract Owner had no liability for the fees, and

               o the fees were paid solely from the annuity Contract to the adviser.

         EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

         DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

         IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

         ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

         DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

         OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

         The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 57 Investment Divisions and at least one Fixed Account option, although a Contract owner can select no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

         The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

         WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

         Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

         The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

              (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

              (b) a required minimum distribution;

              (c) a hardship withdrawal; or

              (d) the non-taxable portion of a distribution.

                                OTHER INFORMATION

         DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account option (other than the Indexed Fixed Option) is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions. If the Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply.

         DOLLAR COST AVERAGING PLUS (DCA+). DCA+ Fixed Account are "source accounts" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account. DCA+ Fixed Account is credited with an enhanced interest rate. If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Account will be systematically transferred to the Investment Divisions or other Fixed Account chosen over the DCA+ term selected. There is no charge for DCA+. You should consult your JNL representative with respect to the current availability of the Fixed Account options and the availability of DCA+. If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, the Fixed Account may not be used as a source account.

         EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option, if currently available, and the Money Market Investment Division). There is no charge for Earnings Sweep.

         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, earnings may be transferred only from JNL/Select Market Fund into the investment divisions.

         REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. There is no charge for Rebalancing.

         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, rebalancing may only include the investment divisions.

         You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

         FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

               o    the Contract Value, PLUS

               o any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

               o    any applicable Contract Enhancement recapture charges.

         We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

         ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

               o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

               o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

               o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment
                    Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

               o YIELD refers to the income generated by an investment over a given period of time.

         Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

         RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

         MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

         LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

         COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

               o Information we receive from you on applications or other forms;

               o    Information about your transactions with us;

               o    Information we receive from a consumer reporting agency;

               o    Information   we  obtain  from  others  in  the  process  of
                    verifying information you provide us; and

               o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

         DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

         In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

         We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

         We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

         SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND procedures in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

         We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ......................................  2
Services .............................................................  3
Purchase of Securities Being Offered .................................  3
Underwriters .........................................................  4
Calculation of Performance ...........................................  4
Additional Tax Information ...........................................  6
Net Investment Factor ................................................ 19
Condensed Financial Information ...................................... 21

                                   APPENDIX A

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The DowSM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The DowSM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The DowSM 10 Fund, or the owners of the JNL/Mellon Capital Management The DowSM 10 Fund, in determining, composing or calculating the DJIA or have any obligation to do so.

          ----------------------------------------------------------------------
          DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND. SPECIFICALLY,

               o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

                    o    THE RESULTS TO BE OBTAINED  BY THE  JNL/MELLON  CAPITAL
                         MANAGEMENT THE DOWSM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

                    o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

                    o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

               o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

               o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

          THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND OR ANY OTHER THIRD PARTIES.
          ----------------------------------------------------------------------


                                   APPENDIX B
---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 1
---------------------------------------------------------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                    ---------
                   100,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 2
---------------------------------------------------------------------------------------------------------------------------------
                      10/1/05
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/05
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/07
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                   100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    44,886.36  : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------
                   164,886.36  : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                    -3,590.91  : Withdrawal Charge from Premium 2
                    -1,795.45  : Recapture Charge from Premium 2
                    ---------
                   150,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX C

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP," OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 7% GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. THEY ALSO ASSUME THAT NO CHARGES OR ADJUSTMENTS WILL APPLY TO PARTIAL WITHDRAWALS.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $7,000, which is 7% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $10,500, which is your prior GAWA ($7,000) plus 7% of your additional Premium payment ($3,500).

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($7,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $93,000, which is your prior GWB ($100,000) minus the GAWA ($7,000).

     o Your GAWA for the next year remains $7,000, because you did not take more than the GAWA ($7,000).

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $6,300.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 7 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $2,100.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your 7% GMWB on a Contract Anniversary at least 5 years after electing the 7% GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your 7% GMWB on a Contract Anniversary at least 5 years after electing the 7% GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($7,000) as a withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $193,000, which is your prior GWB ($200,000) minus the withdrawal ($7,000). Your GAWA remains $14,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 14 additional years to deplete the new GWB.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $93,000, which is your prior GWB ($100,000) minus the withdrawal ($7,000). Your GAWA remains $7,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $193,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($13,510) and choose the greater amount ($13,510). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your 7% GMWB on a Contract Anniversary at least 5 years after electing the 7% GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $12,950.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($12,950) and choose the greater amount ($12,950). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

                                   APPENDIX D

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP," OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES, AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 5% FOR LIFE GMWB OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 5% FOR LIFE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $7,500, which is your prior GAWA ($5,000) plus 5% of your additional Premium payment ($2,500) and the For Life Guarantee remains effective.

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($5,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $95,000, which is your prior GWB ($100,000) minus the GAWA ($5,000).

     o Your GAWA for the next year remains $5,000, because you did not take more than the GAWA ($5,000) and the For Life Guarantee remains effective.

EXAMPLE 3A: WITHDRAWAL IN EXCESS OF THE GAWA, BUT EQUAL TO THE QUALIFIED MRD.

If you take greater than the GAWA ($5,000), but equal to the qualified MRD for this Contract ($6,000) as a withdrawal before the end of the first Contract Year, and the withdrawal is specified as an MRD, then

     o Your GWB becomes $94,000, which is your prior GWB ($100,000) minus the MRD for this Contract ($6,000).

     o Your GAWA for the next year remains $5,000 the withdrawal was not greater than the maximum of the MRD for this Contract ($6,000) and the GAWA ($5,000) and the For Life Guarantee remains effective.

EXAMPLE 4: WITHDRAWAL NOT QUALIFIED AS AN MRD FOR THIS CONTRACT OF AN AMOUNT GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,500. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000, but since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL NOT QUALIFIED AS AN MRD FOR THIS CONTRACT OF AN AMOUNT GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $1,500. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP".

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($5,000) as withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $195,000, which is your prior GWB ($200,000) minus the withdrawal ($5,000). Your GAWA remains $10,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $95,000, which is your prior GWB ($100,000) minus the withdrawal ($5,000). Your GAWA remains $5,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $195,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,750) and choose the greater amount ($9,750). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA not qualified as an MRD for this Contract ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA not qualified as an MRD for this Contract, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $9,250. Since the withdrawal is greater than the GAWA not qualified as an MRD for this Contract, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA not qualified as an MRD for this Contract, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,250) and choose the greater amount ($9,250). This is your new GAWA. Since the withdrawal is greater than the GAWA not qualified as an MRD for this Contract, the For Life Guarantee is null and void.

     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 10:  WITHDRAWAL AFTER THE GWB HAS BEEN DEPLETED.

If your Contract Value is $15,000 and you take no more than the greater of the MRD for this Contract ($2,500) and the GAWA ($5,000) as a withdrawal when the GWB has been depleted ($0), if the sum of the withdrawals you have taken did not exceed the greater of the MRD for this Contract and GAWA in any contract year and the For Life Guarantee is fully effective, then:

     o We recalculate your GWB as $0. This is equal to the GWB prior to the withdrawal ($0) less the withdrawal ($5,000). Since this cannot be less than $0, the new GWB is $0.

     o Your GAWA for the next year remains $5,000 because you did not take more than the maximum of the MRD for this Contract ($2,500) and the GAWA ($5,000), and the For Life Guarantee remains effective.

                                   APPENDIX E

THIS EXAMPLE IS PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE 5% FOR LIFE GMWB AND 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WOULD INTERACT WHEN ELECTED IN COMBINATION WITH ONE ANOTHER. THE EXAMPLE ONLY DEPICTS LIMITED CIRCUMSTANCES, AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 5% FOR LIFE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.

THE FOLLOWING EXAMPLE ASSUMES YOU SELECT THE 5% FOR LIFE GMWB AND THE 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

     o Your beginning Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your beginning Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB. o The maximum amount that you can withdraw free of a withdrawal charge is $20,000.

If you withdraw $20,000 at the end of the first Contract Year and the withdrawal does not qualify as an MRD for this Contract and your Contract Value is equal to $105,000 before the withdrawal, then

     o The entire amount withdrawn is free of withdrawal charges. If the 20% Additional Free Withdrawal benefit had not been elected, $10,000 of the withdrawal would have been subject to a withdrawal charge.

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($20,000) from your Contract Value ($105,000). This equals $85,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($20,000) from your GWB ($100,000). This is $80,000.

          Your new GWB is $80,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($85,000) is more than the new GWB ($80,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,250. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

If you then withdraw your GAWA ($4,250) at the end of the fifth Contract Year and your Contract Value has decreased to $70,000 then

     o Your GWB becomes $75,750, which is your prior GWB ($80,000) minus the GAWA ($4,250).

     o Your GAWA for the next year remains $4,250, because you did not take more than the GAWA ($4,250).

     o    Your Contract Value after the withdrawal is $65,750.

If your Contract Value continues to experience negative or zero net growth and you continue to withdraw your GAWA each year until your GWB is depleted, the total amount you will have received is equal your original premium of $100,000. If you had not elected the 20% Additional Free Withdrawal Benefit, the total amount you would have received is $100,000 less the withdrawal charge.

                                   APPENDIX F

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP," OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 4% FOR LIFE GMWB OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 4% FOR LIFE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $4,000, which is 4% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $6,000, which is your prior GAWA ($4,000) plus 4% of your additional Premium payment ($2,000) and the For Life Guarantee remains effective.

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($4,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $96,000, which is your prior GWB ($100,000) minus the GAWA ($4,000).

     o Your GAWA for the next year remains $4,000, because you did not take more than the GAWA ($4,000) and the For Life Guarantee remains effective.

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $3,600. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $4,000, but since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the new GWB, which is $1,200. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($4,000) as withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $196,000, which is your prior GWB ($200,000) minus the withdrawal ($4,000). Your GAWA remains $8,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $96,000, which is your prior GWB ($100,000) minus the withdrawal ($4,000). Your GAWA remains $4,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $196,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($7,840) and choose the greater amount ($7,840). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 4% of the new GWB, which is $7,400. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $4,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($7,400) and choose the greater amount ($7,400). This is your new GAWA. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the step-up, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

EXAMPLE 10:  WITHDRAWAL AFTER THE GWB HAS BEEN DEPLETED.

If your Contract Value is $15,000 and you take the GAWA ($4,000) as a withdrawal when the GWB has been depleted ($0), if the sum of the withdrawals you have taken did not exceed the GAWA in any contract year and the For Life Guarantee is fully effective, then:

     o We recalculate your GWB as $0. This is equal to the GWB prior to the withdrawal ($0) less the withdrawal ($4,000). Since this cannot be less than $0, the new GWB is $0.

     o Your GAWA for the next year remains $4,000 because you did not take more than the GAWA ($4,000), and the For Life Guarantee remains effective.

                                   APPENDIX G

THIS EXAMPLE IS PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE 4% FOR LIFE GMWB AND 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WOULD INTERACT WHEN ELECTED IN COMBINATION WITH ONE ANOTHER. THE EXAMPLE ONLY DEPICTS LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 4% FOR LIFE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED. THE FOLLOWING EXAMPLE ASSUMES YOU SELECT THE 4% FOR LIFE GMWB AND THE 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. o Your beginning Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your beginning Guaranteed Annual Withdrawal Amount (GAWA) is $4,000, which is 4% of your GWB.

     o The maximum amount that you can withdraw free of a withdrawal charge is $20,000.

If you withdraw $20,000 at the end of the first Contract Year and your Contract Value is equal to $105,000 before the withdrawal, then

     o The entire amount withdrawn is free of withdrawal charges. If the 20% Additional Free Withdrawal benefit had not been elected, $10,000 of the withdrawal would have been subject to a withdrawal charge.

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($20,000) from your Contract Value ($105,000). This equals $85,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($20,000) from your GWB ($100,000). This is $80,000.

          Your new GWB is $80,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($85,000) is more than the new GWB ($80,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $3,400. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

If you then withdraw your GAWA ($3,400) at the end of the fifth Contract Year and your Contract Value has decreased to $70,000 then

     o Your GWB becomes $76,600, which is your prior GWB ($80,000) minus the GAWA ($3,400).

     o Your GAWA for the next year remains $3,400, because you did not take more than the GAWA ($3,400).

     o    Your Contract Value after the withdrawal is $66,600.

If your Contract Value continues to experience negative or zero net growth and you continue to withdraw your GAWA each year until your GWB is depleted, the total amount you will have received is equal your original premium of $100,000. If you had not elected the 20% Additional Free Withdrawal Benefit, the total amount you would have received is $100,000 less the withdrawal charge.

                                   APPENDIX H

                            ACCUMULATION UNIT VALUES

The following tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated
- for a base Contract (with no optional endorsements) and for a Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit values that are available for each Investment Division.

With these tables, please note the following changes with the Investment Divisions. Effective May 2, 2005, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):


                       JNL/Putnam International Equity TO JNL/JPMorgan International Equity
                       JNL/Alliance Capital Growth TO JNL/T. Rowe Price Established Growth
            JNL/Mellon Capital Management NASDAQ (R) 15 TO JNL/Mellon Capital Management Nasdaq (R) 15
 JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector TO JNL/Mellon Capital Management Healthcare Sector
          JNL/Mellon Capital Management Energy Sector TO JNL/Mellon Capital Management Oil & Gas Sector


Also effective May 2, 2005, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet: JNL/AIM Real Estate; JNL/Franklin Templeton Small Cap Value; and JNL/Goldman Sachs Mid Cap Value.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

ACCUMULATION UNIT VALUES CONTRACT - M&E 1.00%
WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division346

  Accumulation unit value:
    Beginning of period                                                    $24.55              $21.78               N/A
    End of period                                                          $27.14              $24.55               N/A
  Accumulation units outstanding
  at the end of period                                                      2,275              2,610                N/A

JNL/FMR Capital Growth Division368

  Accumulation unit value:
    Beginning of period                                                    $18.69              $16.77               N/A
    End of period                                                          $21.83              $18.69               N/A
  Accumulation units outstanding
  at the end of period                                                      1,922              1,922                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division560

  Accumulation unit value:
    Beginning of period                                                    $17.11               N/A                 N/A
    End of period                                                          $17.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,480               N/A                 N/A

JNL/Eagle SmallCap Equity Division368

  Accumulation unit value:
    Beginning of period                                                    $17.20              $15.15               N/A
    End of period                                                          $20.23              $17.20               N/A
  Accumulation units outstanding
  at the end of period                                                      5,805              2,512                N/A

JNL/Select Balanced Division560

  Accumulation unit value:
    Beginning of period                                                    $22.20               N/A                 N/A
    End of period                                                          $23.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,359               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division575

  Accumulation unit value:
    Beginning of period                                                    $12.72               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     236,527              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division346

  Accumulation unit value:
    Beginning of period                                                    $18.29              $18.01               N/A
    End of period                                                          $19.36              $18.29               N/A
  Accumulation units outstanding
  at the end of period                                                      6,348              6,309                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division560

  Accumulation unit value:
    Beginning of period                                                    $15.72               N/A                 N/A
    End of period                                                          $16.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,991               N/A                 N/A

JNL/T. Rowe Price Established Growth Division368

  Accumulation unit value:
    Beginning of period                                                    $24.64              $22.35               N/A
    End of period                                                          $26.80              $24.64               N/A
  Accumulation units outstanding
  at the end of period                                                      1,982              1,982                N/A

JNL/JPMorgan International Equity Division346

  Accumulation unit value:
    Beginning of period                                                    $12.16              $10.43               N/A
    End of period                                                          $14.01              $12.16               N/A
  Accumulation units outstanding
  at the end of period                                                      4,721              5,447                N/A

JNL/T. Rowe Price Mid-Cap Growth Division316

  Accumulation unit value:
    Beginning of period                                                    $29.77              $22.26               N/A
    End of period                                                          $34.79              $29.77               N/A
  Accumulation units outstanding
  at the end of period                                                     18,034              3,414                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division316

  Accumulation unit value:
    Beginning of period                                                     $8.87              $6.22                N/A
    End of period                                                          $10.76              $8.87                N/A
  Accumulation units outstanding
  at the end of period                                                     16,875              8,019                N/A

JNL/PIMCO Total Return Bond Division316

  Accumulation unit value:
    Beginning of period                                                    $13.88              $13.72               N/A
    End of period                                                          $14.35              $13.88               N/A
  Accumulation units outstanding
  at the end of period                                                     26,214              3,635                N/A

JNL/Lazard Small Cap Value Division368

  Accumulation unit value:
    Beginning of period                                                    $13.17              $11.30               N/A
    End of period                                                          $15.04              $13.17               N/A
  Accumulation units outstanding
  at the end of period                                                      4,579              2,661                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $13.05               N/A                 N/A
    End of period                                                          $13.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,293               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division346

  Accumulation unit value:
    Beginning of period                                                     $7.73              $6.90                N/A
    End of period                                                           $8.51              $7.73                N/A
  Accumulation units outstanding
  at the end of period                                                     31,825              8,237                N/A

JNL/MCM The DowSM 10 Division324

  Accumulation unit value:
    Beginning of period                                                     $9.67              $7.53                N/A
    End of period                                                           $9.84              $9.67                N/A
  Accumulation units outstanding
  at the end of period                                                     176,252             91,838               N/A

JNL/MCM The S&P(R) 10 Division324

  Accumulation unit value:
    Beginning of period                                                     $8.77              $7.65                N/A
    End of period                                                          $10.21              $8.77                N/A
  Accumulation units outstanding
  at the end of period                                                     190,696            100,935               N/A

JNL/MCM Global 15 Division324

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.19                N/A
    End of period                                                          $12.08              $9.52                N/A
  Accumulation units outstanding
  at the end of period                                                     171,645             82,057               N/A

JNL/MCM 25 Division324

  Accumulation unit value:
    Beginning of period                                                    $10.17              $7.61                N/A
    End of period                                                          $12.28              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     169,648             92,510               N/A

JNL/MCM Select Small-Cap Division346

  Accumulation unit value:
    Beginning of period                                                    $16.94              $13.74               N/A
    End of period                                                          $18.88              $16.94               N/A
  Accumulation units outstanding
  at the end of period                                                     98,604              53,679               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division525

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     64,483               N/A                 N/A

JNL/T. Rowe Price Value Division502

  Accumulation unit value:
    Beginning of period                                                    $12.29               N/A                 N/A
    End of period                                                          $13.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,459               N/A                 N/A

JNL/MCM S&P 500 Index Division324

  Accumulation unit value:
    Beginning of period                                                     $9.76              $8.15                N/A
    End of period                                                          $10.64              $9.76                N/A
  Accumulation units outstanding
  at the end of period                                                     88,091              31,111               N/A

JNL/MCM S&P 400 MidCap Index Division324

  Accumulation unit value:
    Beginning of period                                                    $11.36              $8.86                N/A
    End of period                                                          $13.02              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                     45,926              6,909                N/A

JNL/MCM Small Cap Index Division324

  Accumulation unit value:
    Beginning of period                                                    $11.47              $8.50                N/A
    End of period                                                          $13.34              $11.47               N/A
  Accumulation units outstanding
  at the end of period                                                     36,440              4,844                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division324

  Accumulation unit value:
    Beginning of period                                                    $11.63              $8.85                N/A
    End of period                                                          $13.76              $11.63               N/A
  Accumulation units outstanding
  at the end of period                                                     32,433              5,828                N/A

JNL/MCM Bond Index Division525

  Accumulation unit value:
    Beginning of period                                                    $11.13               N/A                 N/A
    End of period                                                          $11.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     45,833               N/A                 N/A

JNL/Oppenheimer Global Growth Division368

  Accumulation unit value:
    Beginning of period                                                     $9.85              $8.20                N/A
    End of period                                                          $11.50              $9.85                N/A
  Accumulation units outstanding
  at the end of period                                                     16,918              5,204                N/A

JNL/Oppenheimer Growth Division346

  Accumulation unit value:
    Beginning of period                                                     $8.07              $7.69                N/A
    End of period                                                           $8.33              $8.07                N/A
  Accumulation units outstanding
  at the end of period                                                     24,547              17,879               N/A

JNL/AIM Large Cap Growth Division525

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $11.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,112               N/A                 N/A

JNL/AIM Small Cap Growth Division525

  Accumulation unit value:
    Beginning of period                                                    $11.71               N/A                 N/A
    End of period                                                          $12.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,947               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division346

  Accumulation unit value:
    Beginning of period                                                    $14.60              $12.67               N/A
    End of period                                                          $16.59              $14.60               N/A
  Accumulation units outstanding
  at the end of period                                                      7,728              8,970                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division699

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,790               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division368

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.58               N/A
    End of period                                                          $13.03              $11.68               N/A
  Accumulation units outstanding
  at the end of period                                                     70,370               864                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division367

  Accumulation unit value:
    Beginning of period                                                    $10.23              $9.22                N/A
    End of period                                                          $10.48              $10.23               N/A
  Accumulation units outstanding
  at the end of period                                                        0                26,304               N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.56% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND EARNINGSMAX AND
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT; OR
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND FIVE YEAR
WITHDRAWAL CHARGE PERIOD AND COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY
VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division
  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division717

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,472               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division717

  Accumulation unit value:
    Beginning of period                                                    $11.73               N/A                 N/A
    End of period                                                          $12.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,515               N/A                 N/A

JNL/MCM Small Cap Index Division717

  Accumulation unit value:
    Beginning of period                                                    $12.22               N/A                 N/A
    End of period                                                          $12.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,358               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division717

  Accumulation unit value:
    Beginning of period                                                    $12.40               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,269               N/A                 N/A

JNL/MCM Bond Index Division717

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $10.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,075               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A










------------------------------------------------------------------------------------------------------------------------------------
QUESTIONS:   If you have any questions about your Contract, you may contact us at:


ANNUITY SERVICE CENTER:                                   1 (800) 766-4683

         MAIL ADDRESS:                                    P.O. Box 17240, Denver, Colorado 80217-0240

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado 80237


INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:                                     1 (800) 777-7779 (8 a.m. - 8 p.m., ET)
(for Contracts purchased through a bank
or another financial institution)

         MAIL ADDRESS:                                    P.O. Box 30392, Lansing, Michigan 48909-7892

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan 48951
                                                          Attn:  IMG

HOME OFFICE:                                              1 Corporate Way, Lansing, Michigan 48951
------------------------------------------------------------------------------------------------------------------------------------

                        STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 2, 2005



                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)



This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 2, 2005. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 17240, Denver, Colorado 80217-0240, or calling 1-800-766-4683.




                                TABLE OF CONTENTS
                                                                                                 PAGE

General Information and History.....................................................................2
Services............................................................................................3
Purchase of Securities Being Offered................................................................3
Underwriters........................................................................................4
Calculation of Performance..........................................................................4
Additional Tax Information..........................................................................6
Net Investment Factor..............................................................................19
Condensed Financial Information....................................................................21


GENERAL INFORMATION AND HISTORY

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National(R)). Jackson National is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

SERVICES

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Jackson National Life Insurance Company's audit report refers to the adoption effective January 1, 2004 of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." KPMG LLP is located at 303
East Wacker Drive, Chicago, Illinois 60601.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 E. Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.

For Perspective II(R), the aggregate amount of underwriting commissions paid to broker/dealers was $64,849,297 in 2002, $173,795,782 in 2003 and $210,474,026 in
2004. JNLD did not retain any portion of the commissions.

For Perspective Fifth Third, the aggregate amount of underwriting commissions paid to broker/dealers was $3,407,468 in 2004. The product was not available in 2003 and 2002.

CALCULATION OF PERFORMANCE

When Jackson National advertises performance for an Investment Division (except the JNL/Select Money Market Division (formerly, JNL/PPM America Money Market Division)), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

      a   =   net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
      b   =   expenses for the Investment Division accrued for the period (net of reimbursements).
      c   =   the average daily number of accumulation units outstanding during the period.
      d   =   the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON NATIONAL'S TAX STATUS

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 57 Investment Divisions and 4 Fixed Account options although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision that indicated it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005 and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will be $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

               o    attains age 70 1/2,

               o    severs employment,

               o    dies, or

               o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

             (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

             (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

             (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater than, less than, or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                        CONDENSED FINANCIAL INFORMATION

                            ACCUMULATION UNIT VALUES

The following tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated
- for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information.

With these tables, please note the following changes with the Investment Divisions. Effective May 2, 2005, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

                         JNL/Putnam International Equity TO JNL/JPMorgan International Equity
                                                         --
                         JNL/Alliance Capital Growth TO JNL/T. Rowe Price Established Growth
                                                     --
                JNL/Mellon Capital Management NASDAQ (R) 15 TO JNL/Mellon Capital Management Nasdaq (R) 15
                                                            --
  JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector TO JNL/Mellon Capital Management Healthcare Sector
                                                                 --
            JNL/Mellon Capital Management Energy Sector TO JNL/Mellon Capital Management Oil & Gas Sector
                                                        --

Also effective May 2, 2005, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet: JNL/AIM Real Estate; JNL/Franklin Templeton Small Cap Value; and JNL/Goldman Sachs Mid Cap Value.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every charge level (annualized) under the Contract.

PERSPECTIVE II

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.00% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division346

  Accumulation unit value:
    Beginning of period                                                    $24.55              $21.78               N/A
    End of period                                                          $27.14              $24.55               N/A
  Accumulation units outstanding
  at the end of period                                                      2,275              2,610                N/A

JNL/FMR Capital Growth Division368

  Accumulation unit value:
    Beginning of period                                                    $18.69              $16.77               N/A
    End of period                                                          $21.83              $18.69               N/A
  Accumulation units outstanding
  at the end of period                                                      1,922              1,922                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division560

  Accumulation unit value:
    Beginning of period                                                    $17.11               N/A                 N/A
    End of period                                                          $17.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,480               N/A                 N/A

JNL/Eagle SmallCap Equity Division368

  Accumulation unit value:
    Beginning of period                                                    $17.20              $15.15               N/A
    End of period                                                          $20.23              $17.20               N/A
  Accumulation units outstanding
  at the end of period                                                      5,805              2,512                N/A

JNL/Select Balanced Division560

  Accumulation unit value:
    Beginning of period                                                    $22.20               N/A                 N/A
    End of period                                                          $23.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,359               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division575

  Accumulation unit value:
    Beginning of period                                                    $12.72               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     236,527              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division346

  Accumulation unit value:
    Beginning of period                                                    $18.29              $18.01               N/A
    End of period                                                          $19.36              $18.29               N/A
  Accumulation units outstanding
  at the end of period                                                      6,348              6,309                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division560

  Accumulation unit value:
    Beginning of period                                                    $15.72               N/A                 N/A
    End of period                                                          $16.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,991               N/A                 N/A

JNL/T. Rowe Price Established Growth Division368

  Accumulation unit value:
    Beginning of period                                                    $24.64              $22.35               N/A
    End of period                                                          $26.80              $24.64               N/A
  Accumulation units outstanding
  at the end of period                                                      1,982              1,982                N/A

JNL/JPMorgan International Equity Division346

  Accumulation unit value:
    Beginning of period                                                    $12.16              $10.43               N/A
    End of period                                                          $14.01              $12.16               N/A
  Accumulation units outstanding
  at the end of period                                                      4,721              5,447                N/A

JNL/T. Rowe Price Mid-Cap Growth Division316

  Accumulation unit value:
    Beginning of period                                                    $29.77              $22.26               N/A
    End of period                                                          $34.79              $29.77               N/A
  Accumulation units outstanding
  at the end of period                                                     18,034              3,414                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division316

  Accumulation unit value:
    Beginning of period                                                     $8.87              $6.22                N/A
    End of period                                                          $10.76              $8.87                N/A
  Accumulation units outstanding
  at the end of period                                                     16,875              8,019                N/A

JNL/PIMCO Total Return Bond Division316

  Accumulation unit value:
    Beginning of period                                                    $13.88              $13.72               N/A
    End of period                                                          $14.35              $13.88               N/A
  Accumulation units outstanding
  at the end of period                                                     26,214              3,635                N/A

JNL/Lazard Small Cap Value Division368

  Accumulation unit value:
    Beginning of period                                                    $13.17              $11.30               N/A
    End of period                                                          $15.04              $13.17               N/A
  Accumulation units outstanding
  at the end of period                                                      4,579              2,661                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $13.05               N/A                 N/A
    End of period                                                          $13.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,293               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division346

  Accumulation unit value:
    Beginning of period                                                     $7.73              $6.90                N/A
    End of period                                                           $8.51              $7.73                N/A
  Accumulation units outstanding
  at the end of period                                                     31,825              8,237                N/A

JNL/MCM The DowSM 10 Division324

  Accumulation unit value:
    Beginning of period                                                     $9.67              $7.53                N/A
    End of period                                                           $9.84              $9.67                N/A
  Accumulation units outstanding
  at the end of period                                                     176,252             91,838               N/A

JNL/MCM The S&P(R) 10 Division324

  Accumulation unit value:
    Beginning of period                                                     $8.77              $7.65                N/A
    End of period                                                          $10.21              $8.77                N/A
  Accumulation units outstanding
  at the end of period                                                     190,696            100,935               N/A

JNL/MCM Global 15 Division324

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.19                N/A
    End of period                                                          $12.08              $9.52                N/A
  Accumulation units outstanding
  at the end of period                                                     171,645             82,057               N/A

JNL/MCM 25 Division324

  Accumulation unit value:
    Beginning of period                                                    $10.17              $7.61                N/A
    End of period                                                          $12.28              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     169,648             92,510               N/A

JNL/MCM Select Small-Cap Division346

  Accumulation unit value:
    Beginning of period                                                    $16.94              $13.74               N/A
    End of period                                                          $18.88              $16.94               N/A
  Accumulation units outstanding
  at the end of period                                                     98,604              53,679               N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division525

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     64,483               N/A                 N/A

JNL/T. Rowe Price Value Division502

  Accumulation unit value:
    Beginning of period                                                    $12.29               N/A                 N/A
    End of period                                                          $13.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,459               N/A                 N/A

JNL/MCM S&P 500 Index Division324

  Accumulation unit value:
    Beginning of period                                                     $9.76              $8.15                N/A
    End of period                                                          $10.64              $9.76                N/A
  Accumulation units outstanding
  at the end of period                                                     88,091              31,111               N/A

JNL/MCM S&P 400 MidCap Index Division324

  Accumulation unit value:
    Beginning of period                                                    $11.36              $8.86                N/A
    End of period                                                          $13.02              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                     45,926              6,909                N/A

JNL/MCM Small Cap Index Division324

  Accumulation unit value:
    Beginning of period                                                    $11.47              $8.50                N/A
    End of period                                                          $13.34              $11.47               N/A
  Accumulation units outstanding
  at the end of period                                                     36,440              4,844                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division324

  Accumulation unit value:
    Beginning of period                                                    $11.63              $8.85                N/A
    End of period                                                          $13.76              $11.63               N/A
  Accumulation units outstanding
  at the end of period                                                     32,433              5,828                N/A

JNL/MCM Bond Index Division525

  Accumulation unit value:
    Beginning of period                                                    $11.13               N/A                 N/A
    End of period                                                          $11.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     45,833               N/A                 N/A

JNL/Oppenheimer Global Growth Division368

  Accumulation unit value:
    Beginning of period                                                     $9.85              $8.20                N/A
    End of period                                                          $11.50              $9.85                N/A
  Accumulation units outstanding
  at the end of period                                                     16,918              5,204                N/A

JNL/Oppenheimer Growth Division346

  Accumulation unit value:
    Beginning of period                                                     $8.07              $7.69                N/A
    End of period                                                           $8.33              $8.07                N/A
  Accumulation units outstanding
  at the end of period                                                     24,547              17,879               N/A

JNL/AIM Large Cap Growth Division525

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $11.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,112               N/A                 N/A

JNL/AIM Small Cap Growth Division525

  Accumulation unit value:
    Beginning of period                                                    $11.71               N/A                 N/A
    End of period                                                          $12.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,947               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division346

  Accumulation unit value:
    Beginning of period                                                    $14.60              $12.67               N/A
    End of period                                                          $16.59              $14.60               N/A
  Accumulation units outstanding
  at the end of period                                                      7,728              8,970                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division699

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,790               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division368

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.58               N/A
    End of period                                                          $13.03              $11.68               N/A
  Accumulation units outstanding
  at the end of period                                                     70,370               864                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division367

  Accumulation unit value:
    Beginning of period                                                    $10.23              $9.22                N/A
    End of period                                                          $10.48              $10.23               N/A
  Accumulation units outstanding
  at the end of period                                                        0                26,304               N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.10% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division718

  Accumulation unit value:
    Beginning of period                                                    $17.42               N/A                 N/A
    End of period                                                          $17.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,320               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division718

  Accumulation unit value:
    Beginning of period                                                    $19.23               N/A                 N/A
    End of period                                                          $20.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,487               N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division732

  Accumulation unit value:
    Beginning of period                                                    $19.15               N/A                 N/A
    End of period                                                          $19.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,790               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division732

  Accumulation unit value:
    Beginning of period                                                    $16.03               N/A                 N/A
    End of period                                                          $16.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,486               N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division732

  Accumulation unit value:
    Beginning of period                                                    $13.64               N/A                 N/A
    End of period                                                          $13.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,932               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division718

  Accumulation unit value:
    Beginning of period                                                    $33.71               N/A                 N/A
    End of period                                                          $34.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,326               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division732

  Accumulation unit value:
    Beginning of period                                                    $10.52               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,900               N/A                 N/A

JNL/PIMCO Total Return Bond Division728

  Accumulation unit value:
    Beginning of period                                                    $14.25               N/A                 N/A
    End of period                                                          $14.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,597               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division732

  Accumulation unit value:
    Beginning of period                                                    $13.33               N/A                 N/A
    End of period                                                          $13.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,749               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division635

  Accumulation unit value:
    Beginning of period                                                     $8.81               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     76,326               N/A                 N/A

JNL/MCM The S&P(R) 10 Division635

  Accumulation unit value:
    Beginning of period                                                     $8.18               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     54,933               N/A                 N/A

JNL/MCM Global 15 Division635

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $12.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     63,812               N/A                 N/A

JNL/MCM 25 Division635

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                          $12.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     61,962               N/A                 N/A

JNL/MCM Select Small-Cap Division693

  Accumulation unit value:
    Beginning of period                                                    $16.63               N/A                 N/A
    End of period                                                          $18.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,638               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division732

  Accumulation unit value:
    Beginning of period                                                     $5.82               N/A                 N/A
    End of period                                                           $5.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,156               N/A                 N/A

JNL/MCM Healthcare Sector Division732

  Accumulation unit value:
    Beginning of period                                                    $10.91               N/A                 N/A
    End of period                                                          $10.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,582               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division732

  Accumulation unit value:
    Beginning of period                                                    $17.85               N/A                 N/A
    End of period                                                          $17.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,241               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division732

  Accumulation unit value:
    Beginning of period                                                     $4.65               N/A                 N/A
    End of period                                                           $4.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,300               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division728

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,308               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division728

  Accumulation unit value:
    Beginning of period                                                    $12.76               N/A                 N/A
    End of period                                                          $12.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,419               N/A                 N/A

JNL/MCM Small Cap Index Division635

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $13.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,807               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division728

  Accumulation unit value:
    Beginning of period                                                    $13.20               N/A                 N/A
    End of period                                                          $13.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,881               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division718

  Accumulation unit value:
    Beginning of period                                                    $11.24               N/A                 N/A
    End of period                                                          $11.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,929               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division732

  Accumulation unit value:
    Beginning of period                                                    $10.93               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,744               N/A                 N/A

JNL/MCM Value Line 25 Division710

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,006               N/A                 N/A

JNL/MCM VIP Division732

  Accumulation unit value:
    Beginning of period                                                    $11.07               N/A                 N/A
    End of period                                                          $11.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,517               N/A                 N/A

JNL/MCM JNL 5 Division718

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,036               N/A                 N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division727

  Accumulation unit value:
    Beginning of period                                                    $12.72               N/A                 N/A
    End of period                                                          $12.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     39,292               N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division732

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,786               N/A                 N/A

JNL/S&P Managed Moderate Division728

  Accumulation unit value:
    Beginning of period                                                    $10.40               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,662               N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.15% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMPOUNDING DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $24.23              $18.10             $24.60
    End of period                                                          $26.75              $24.23             $18.10
  Accumulation units outstanding
  at the end of period                                                     235,022            138,525             36,898

JNL/FMR Capital Growth Division66

  Accumulation unit value:
    Beginning of period                                                    $18.45              $13.76             $17.82
    End of period                                                          $21.52              $18.45             $13.76
  Accumulation units outstanding
  at the end of period                                                     96,995              75,983             26,363

JNL/Select Global Growth Division570

  Accumulation unit value:
    Beginning of period                                                    $21.54               N/A                 N/A
    End of period                                                          $23.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       342                N/A                 N/A

JNL/Alger Growth Division51

  Accumulation unit value:
    Beginning of period                                                    $17.20              $12.86             $18.09
    End of period                                                          $17.86              $17.20             $12.86
  Accumulation units outstanding
  at the end of period                                                     241,196            340,438             70,730








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division51

  Accumulation unit value:
    Beginning of period                                                    $16.70              $13.56             $16.51
    End of period                                                          $17.55              $16.70             $13.56
  Accumulation units outstanding
  at the end of period                                                     345,613            306,401             143,943

JNL/Eagle SmallCap Equity Division52

  Accumulation unit value:
    Beginning of period                                                    $17.02              $12.30             $15.89
    End of period                                                          $19.98              $17.02             $12.30
  Accumulation units outstanding
  at the end of period                                                     216,498            176,558             110,384

JNL/Select Balanced Division52

  Accumulation unit value:
    Beginning of period                                                    $21.52              $17.91             $18.63
    End of period                                                          $23.59              $21.52             $17.91
  Accumulation units outstanding
  at the end of period                                                     947,051            677,305             206,144

JNL/Putnam Equity Division46

  Accumulation unit value:
    Beginning of period                                                    $18.51              $14.71             $18.84
    End of period                                                          $20.68              $18.51             $14.71
  Accumulation units outstanding
  at the end of period                                                     79,254              59,632             22,207

JNL/PPM America High Yield Bond Division50

  Accumulation unit value:
    Beginning of period                                                    $15.84              $13.50             $13.27
    End of period                                                          $16.41              $15.84             $13.50
  Accumulation units outstanding
  at the end of period                                                        -              1,032,188            291,239

JNL/Select Money Market Division57

  Accumulation unit value:
    Beginning of period                                                    $12.57              $12.66             $12.67
    End of period                                                          $12.52              $12.57             $12.66
  Accumulation units outstanding
  at the end of period                                                     555,348            658,159             540,701








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division46

  Accumulation unit value:
    Beginning of period                                                    $18.72              $15.20             $18.74
    End of period                                                          $20.31              $18.72             $15.20
  Accumulation units outstanding
  at the end of period                                                     246,525            238,497             69,138

JNL/Salomon Brothers Strategic Bond Division51

  Accumulation unit value:
    Beginning of period                                                    $18.06              $16.09             $15.17
    End of period                                                          $19.08              $18.06             $16.09
  Accumulation units outstanding
  at the end of period                                                     605,354            428,906             82,513

JNL/Salomon Brothers U.S. Government & Quality Bond Division48

  Accumulation unit value:
    Beginning of period                                                    $15.55              $15.55             $14.31
    End of period                                                          $15.96              $15.55             $15.55
  Accumulation units outstanding
  at the end of period                                                     658,715            648,450             461,407

JNL/T. Rowe Price Established Growth Division46

  Accumulation unit value:
    Beginning of period                                                    $24.32              $18.84             $23.82
    End of period                                                          $26.42              $24.32             $18.84
  Accumulation units outstanding
  at the end of period                                                     589,795            412,851             118,105

JNL/JPMorgan International Equity Division76

  Accumulation unit value:
    Beginning of period                                                    $12.01              $9.45              $12.12
    End of period                                                          $13.81              $12.01              $9.45
  Accumulation units outstanding
  at the end of period                                                     215,184            278,306             98,850

JNL/T. Rowe Price Mid-Cap Growth Division46

  Accumulation unit value:
    Beginning of period                                                    $29.39              $21.45             $26.73
    End of period                                                          $34.29              $29.39             $21.45
  Accumulation units outstanding
  at the end of period                                                     612,189            451,003             118,982








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division52

  Accumulation unit value:
    Beginning of period                                                     $9.61              $7.82              $10.64
    End of period                                                          $10.10              $9.61               $7.82
  Accumulation units outstanding
  at the end of period                                                     214,485            389,478             167,394

JNL/JPMorgan International Value Division218

  Accumulation unit value:
    Beginning of period                                                     $8.79              $6.38               $6.32
    End of period                                                          $10.65              $8.79               $6.38
  Accumulation units outstanding
  at the end of period                                                     605,767            273,510              1,450

JNL/PIMCO Total Return Bond Division46

  Accumulation unit value:
    Beginning of period                                                    $13.76              $13.28             $12.53
    End of period                                                          $14.21              $13.76             $13.28
  Accumulation units outstanding
  at the end of period                                                    2,364,897          2,242,766            813,642

JNL/Lazard Small Cap Value Division46

  Accumulation unit value:
    Beginning of period                                                    $13.05              $9.51              $11.63
    End of period                                                          $14.89              $13.05              $9.51
  Accumulation units outstanding
  at the end of period                                                     859,863            715,762             216,551

JNL/Lazard Mid Cap Value Division46

  Accumulation unit value:
    Beginning of period                                                    $14.23              $11.17             $13.26
    End of period                                                          $17.54              $14.23             $11.17
  Accumulation units outstanding
  at the end of period                                                     717,624            514,220             198,629

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.93               N/A                 N/A
    End of period                                                          $13.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                    1,550,840             N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division50

  Accumulation unit value:
    Beginning of period                                                     $7.67              $6.01               $7.54
    End of period                                                           $8.44              $7.67               $6.01
  Accumulation units outstanding
  at the end of period                                                     860,371            636,026             93,034

JNL/MCM The DowSM 10 Division51

  Accumulation unit value:
    Beginning of period                                                     $9.60              $7.72               $8.46
    End of period                                                           $9.76              $9.60               $7.72
  Accumulation units outstanding
  at the end of period                                                    6,212,817          4,095,308            952,638

JNL/MCM The S&P(R) 10 Division109

  Accumulation unit value:
    Beginning of period                                                     $8.71              $7.41               $9.80
    End of period                                                          $10.13              $8.71               $7.41
  Accumulation units outstanding
  at the end of period                                                    5,400,564          3,584,283            740,159

JNL/MCM Global 15 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.46              $7.19               $8.97
    End of period                                                          $11.98              $9.46               $7.19
  Accumulation units outstanding
  at the end of period                                                    4,943,392          3,150,048            690,608

JNL/MCM 25 Division109

  Accumulation unit value:
    Beginning of period                                                    $10.10              $7.69               $9.73
    End of period                                                          $12.18              $10.10              $7.69
  Accumulation units outstanding
  at the end of period                                                    4,955,185          3,301,679            736,121

JNL/MCM Select Small-Cap Division109

  Accumulation unit value:
    Beginning of period                                                    $16.83              $11.50             $15.23
    End of period                                                          $18.73              $16.83             $11.50
  Accumulation units outstanding
  at the end of period                                                    2,784,134          1,955,316            481,052








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division484

  Accumulation unit value:
    Beginning of period                                                     $5.82              $5.84                N/A
    End of period                                                           $5.82              $5.82                N/A
  Accumulation units outstanding
  at the end of period                                                     106,864              342                 N/A

JNL/MCM Healthcare Sector Division475

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.40               N/A
    End of period                                                          $10.96              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                     106,846             5,952                N/A

JNL/MCM Financial Sector Division483

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.84               N/A
    End of period                                                          $12.33              $10.99               N/A
  Accumulation units outstanding
  at the end of period                                                     27,211               334                 N/A

JNL/MCM Oil & Gas Sector Division489

  Accumulation unit value:
    Beginning of period                                                    $13.58               N/A                 N/A
    End of period                                                          $17.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     136,401              N/A                 N/A

JNL/MCM Consumer Brands Sector Division475

  Accumulation unit value:
    Beginning of period                                                    $10.17              $9.98                N/A
    End of period                                                          $11.07              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     28,782              2,002                N/A

JNL/MCM Communications Sector Division489

  Accumulation unit value:
    Beginning of period                                                     $4.15               N/A                 N/A
    End of period                                                           $4.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     134,601              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division46

  Accumulation unit value:
    Beginning of period                                                     $6.54              $4.95               $6.83
    End of period                                                           $7.67              $6.54               $4.95
  Accumulation units outstanding
  at the end of period                                                     321,926            287,810             96,014

JNL/FMR Balanced Division50

  Accumulation unit value:
    Beginning of period                                                     $9.54              $8.48               $8.99
    End of period                                                          $10.31              $9.54               $8.48
  Accumulation units outstanding
  at the end of period                                                     837,195            732,514             231,323

JNL/T. Rowe Price Value Division46

  Accumulation unit value:
    Beginning of period                                                    $11.74              $9.15              $10.98
    End of period                                                          $13.38              $11.74              $9.15
  Accumulation units outstanding
  at the end of period                                                    1,591,333          1,182,696            440,080

JNL/MCM S&P 500 Index Division46

  Accumulation unit value:
    Beginning of period                                                     $9.73              $7.70               $9.83
    End of period                                                          $10.59              $9.73               $7.70
  Accumulation units outstanding
  at the end of period                                                    3,421,583          2,234,239            508,853

JNL/MCM S&P 400 MidCap Index Division46

  Accumulation unit value:
    Beginning of period                                                    $11.32              $8.51              $10.05
    End of period                                                          $12.96              $11.32              $8.51
  Accumulation units outstanding
  at the end of period                                                    1,661,893          1,109,719            251,940

JNL/MCM Small Cap Index Division46

  Accumulation unit value:
    Beginning of period                                                    $11.44              $7.93               $9.93
    End of period                                                          $13.28              $11.44              $7.93
  Accumulation units outstanding
  at the end of period                                                    1,357,403           915,450             203,149








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division46

  Accumulation unit value:
    Beginning of period                                                    $11.60              $8.54               $9.76
    End of period                                                          $13.70              $11.60              $8.54
  Accumulation units outstanding
  at the end of period                                                    1,252,870           759,598             175,966

JNL/MCM Bond Index Division46

  Accumulation unit value:
    Beginning of period                                                    $10.93              $10.74              $9.95
    End of period                                                          $11.20              $10.93             $10.74
  Accumulation units outstanding
  at the end of period                                                    1,066,599           654,384             221,612

JNL/Oppenheimer Global Growth Division46

  Accumulation unit value:
    Beginning of period                                                     $9.81              $7.06               $8.90
    End of period                                                          $11.44              $9.81               $7.06
  Accumulation units outstanding
  at the end of period                                                     964,000            710,705             321,692

JNL/Oppenheimer Growth Division46

  Accumulation unit value:
    Beginning of period                                                     $8.04              $6.90               $9.01
    End of period                                                           $8.28              $8.04               $6.90
  Accumulation units outstanding
  at the end of period                                                     303,417            235,205             111,024

JNL/AIM Large Cap Growth Division46

  Accumulation unit value:
    Beginning of period                                                    $10.37              $8.07              $10.72
    End of period                                                          $11.27              $10.37              $8.07
  Accumulation units outstanding
  at the end of period                                                     639,800            406,187             110,104

JNL/AIM Small Cap Growth Division46

  Accumulation unit value:
    Beginning of period                                                    $11.38              $8.32              $11.20
    End of period                                                          $12.02              $11.38              $8.32
  Accumulation units outstanding
  at the end of period                                                     396,158            392,208             115,709








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division54

  Accumulation unit value:
    Beginning of period                                                     $9.49              $7.82              $10.44
    End of period                                                           $9.29              $9.49               $7.82
  Accumulation units outstanding
  at the end of period                                                        -               112,997             60,212

JNL/Select Value Division226

  Accumulation unit value:
    Beginning of period                                                    $14.58              $10.94             $10.92
    End of period                                                          $16.54              $14.58             $10.94
  Accumulation units outstanding
  at the end of period                                                     342,287            205,411              1,938

JNL/MCM Nasdaq 15 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     131,063              N/A                 N/A

JNL/MCM Value Line 25 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     328,544              N/A                 N/A

JNL/MCM VIP Division684

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $11.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     105,171              N/A                 N/A

JNL/MCM JNL 5 Division680

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     335,408              N/A                 N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division43

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.17             $11.00
    End of period                                                          $12.82              $11.83             $10.17
  Accumulation units outstanding
  at the end of period                                                    3,890,113          2,949,637           1,273,119

JNL/S&P Managed Growth Division49

  Accumulation unit value:
    Beginning of period                                                    $11.92              $9.91              $10.98
    End of period                                                          $13.13              $11.92              $9.91
  Accumulation units outstanding
  at the end of period                                                    6,967,087          4,954,238           2,128,050

JNL/S&P Managed Aggressive Growth Division41

  Accumulation unit value:
    Beginning of period                                                    $11.58              $9.24              $11.31
    End of period                                                          $12.89              $11.58              $9.24
  Accumulation units outstanding
  at the end of period                                                    4,465,744          1,621,097            703,200

JNL/S&P Very Aggressive Growth Division I47

  Accumulation unit value:
    Beginning of period                                                    $11.17              $8.66              $10.78
    End of period                                                          $11.46              $11.17              $8.66
  Accumulation units outstanding
  at the end of period                                                        -               316,762             165,737

JNL/S&P Equity Growth Division I49

  Accumulation unit value:
    Beginning of period                                                    $10.43              $8.15              $10.02
    End of period                                                          $10.65              $10.43              $8.15
  Accumulation units outstanding
  at the end of period                                                        -               948,950             418,949

JNL/S&P Equity Aggressive Growth Division I52

  Accumulation unit value:
    Beginning of period                                                    $10.67              $8.31              $10.48
    End of period                                                          $10.93              $10.67              $8.31
  Accumulation units outstanding
  at the end of period                                                        -               477,322             173,536








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division67

  Accumulation unit value:
    Beginning of period                                                    $10.04              $7.75              $10.05
    End of period                                                          $10.26              $10.04              $7.75
  Accumulation units outstanding
  at the end of period                                                        -               146,084             57,017

JNL/S&P Core Index 100 Division43

  Accumulation unit value:
    Beginning of period                                                    $10.34              $8.57               $9.76
    End of period                                                          $10.56              $10.34              $8.57
  Accumulation units outstanding
  at the end of period                                                        -               683,602             324,746

JNL/S&P Core Index 75 Division65

  Accumulation unit value:
    Beginning of period                                                    $10.20              $8.16               $9.90
    End of period                                                          $10.44              $10.20              $8.16
  Accumulation units outstanding
  at the end of period                                                        -               208,419             129,059

JNL/S&P Managed Conservative Division678

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,845               N/A                 N/A

JNL/S&P Managed Moderate Division677

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,172               N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.25% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINED DEATH BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division152

  Accumulation unit value:
    Beginning of period                                                    $24.02              $17.96             $18.30
    End of period                                                          $26.50              $24.02             $17.96
  Accumulation units outstanding
  at the end of period                                                     18,768              10,438              6,558

JNL/FMR Capital Growth Division574

  Accumulation unit value:
    Beginning of period                                                    $18.27               N/A                 N/A
    End of period                                                          $21.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,079               N/A                 N/A

JNL/Select Global Growth Division606

  Accumulation unit value:
    Beginning of period                                                    $21.71               N/A                 N/A
    End of period                                                          $23.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,566               N/A                 N/A

JNL/Alger Growth Division136

  Accumulation unit value:
    Beginning of period                                                    $17.06              $12.77             $16.50
    End of period                                                          $17.69              $17.06             $12.77
  Accumulation units outstanding
  at the end of period                                                     39,694              14,573              7,815








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division580

  Accumulation unit value:
    Beginning of period                                                    $15.74               N/A                 N/A
    End of period                                                          $17.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     70,787               N/A                 N/A

JNL/Eagle SmallCap Equity Division580

  Accumulation unit value:
    Beginning of period                                                    $16.65               N/A                 N/A
    End of period                                                          $19.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     62,817               N/A                 N/A

JNL/Select Balanced Division136

  Accumulation unit value:
    Beginning of period                                                    $21.34              $17.77             $19.10
    End of period                                                          $23.36              $21.34             $17.77
  Accumulation units outstanding
  at the end of period                                                     277,956               -                 6,538

JNL/Putnam Equity Division587

  Accumulation unit value:
    Beginning of period                                                    $18.46               N/A                 N/A
    End of period                                                          $20.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,782               N/A                 N/A

JNL/PPM America High Yield Bond Division581

  Accumulation unit value:
    Beginning of period                                                    $15.31               N/A                 N/A
    End of period                                                          $16.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division356

  Accumulation unit value:
    Beginning of period                                                    $12.47              $12.53               N/A
    End of period                                                          $12.41              $12.47               N/A
  Accumulation units outstanding
  at the end of period                                                     203,195               -                  N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division574

  Accumulation unit value:
    Beginning of period                                                    $18.33               N/A                 N/A
    End of period                                                          $20.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     59,349               N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                    $17.70               N/A                 N/A
    End of period                                                          $18.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     110,224              N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                    $15.20               N/A                 N/A
    End of period                                                          $15.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     94,259               N/A                 N/A

JNL/T. Rowe Price Established Growth Division580

  Accumulation unit value:
    Beginning of period                                                    $23.22               N/A                 N/A
    End of period                                                          $26.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     94,422               N/A                 N/A

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                    $12.20               N/A                 N/A
    End of period                                                          $13.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     54,421               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division136

  Accumulation unit value:
    Beginning of period                                                    $29.14              $21.29             $25.75
    End of period                                                          $33.96              $29.14             $21.29
  Accumulation units outstanding
  at the end of period                                                     108,532             8,405               5,080








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division580

  Accumulation unit value:
    Beginning of period                                                     $9.19               N/A                 N/A
    End of period                                                          $10.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     56,882               N/A                 N/A

JNL/JPMorgan International Value Division390

  Accumulation unit value:
    Beginning of period                                                     $8.74              $7.26                N/A
    End of period                                                          $10.57              $8.74                N/A
  Accumulation units outstanding
  at the end of period                                                     204,014            117,411               N/A

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                    $13.60               N/A                 N/A
    End of period                                                          $14.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     350,793              N/A                 N/A

JNL/Lazard Small Cap Value Division136

  Accumulation unit value:
    Beginning of period                                                    $12.98              $9.46              $11.56
    End of period                                                          $14.79              $12.98              $9.46
  Accumulation units outstanding
  at the end of period                                                     135,935             18,988             11,185

JNL/Lazard Mid Cap Value Division136

  Accumulation unit value:
    Beginning of period                                                    $14.14              $11.11             $12.93
    End of period                                                          $17.42              $14.14             $11.11
  Accumulation units outstanding
  at the end of period                                                     125,431             17,396              9,920

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.84               N/A                 N/A
    End of period                                                          $13.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     181,353              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division581

  Accumulation unit value:
    Beginning of period                                                     $7.53               N/A                 N/A
    End of period                                                           $8.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     177,577              N/A                 N/A

JNL/MCM The DowSM 10 Division320

  Accumulation unit value:
    Beginning of period                                                     $9.56              $7.33                N/A
    End of period                                                           $9.71              $9.56                N/A
  Accumulation units outstanding
  at the end of period                                                    2,098,228            4,308                N/A

JNL/MCM The S&P(R) 10 Division320

  Accumulation unit value:
    Beginning of period                                                     $8.67              $7.36                N/A
    End of period                                                          $10.07              $8.67                N/A
  Accumulation units outstanding
  at the end of period                                                    1,895,393            4,505                N/A

JNL/MCM Global 15 Division320

  Accumulation unit value:
    Beginning of period                                                     $9.42              $6.82                N/A
    End of period                                                          $11.91              $9.42                N/A
  Accumulation units outstanding
  at the end of period                                                    1,810,331            88,798               N/A

JNL/MCM 25 Division320

  Accumulation unit value:
    Beginning of period                                                    $10.06              $7.37                N/A
    End of period                                                          $12.11              $10.06               N/A
  Accumulation units outstanding
  at the end of period                                                    1,618,350            4,247                N/A

JNL/MCM Select Small-Cap Division320

  Accumulation unit value:
    Beginning of period                                                    $16.75              $12.04               N/A
    End of period                                                          $18.63              $16.75               N/A
  Accumulation units outstanding
  at the end of period                                                     948,065             2,467                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division585

  Accumulation unit value:
    Beginning of period                                                     $5.40               N/A                 N/A
    End of period                                                           $5.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     103,335              N/A                 N/A

JNL/MCM Healthcare Sector Division574

  Accumulation unit value:
    Beginning of period                                                    $11.00               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     107,250              N/A                 N/A

JNL/MCM Financial Sector Division594

  Accumulation unit value:
    Beginning of period                                                    $11.24               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,954               N/A                 N/A

JNL/MCM Oil & Gas Sector Division574

  Accumulation unit value:
    Beginning of period                                                    $14.29               N/A                 N/A
    End of period                                                          $17.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     99,240               N/A                 N/A

JNL/MCM Consumer Brands Sector Division590

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                          $11.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,934               N/A                 N/A

JNL/MCM Communications Sector Division585

  Accumulation unit value:
    Beginning of period                                                     $4.02               N/A                 N/A
    End of period                                                           $4.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     61,451               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division583

  Accumulation unit value:
    Beginning of period                                                     $6.48               N/A                 N/A
    End of period                                                           $7.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     48,227               N/A                 N/A

JNL/FMR Balanced Division576

  Accumulation unit value:
    Beginning of period                                                     $9.24               N/A                 N/A
    End of period                                                          $10.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     118,905              N/A                 N/A

JNL/T. Rowe Price Value Division468

  Accumulation unit value:
    Beginning of period                                                    $11.70              $11.12               N/A
    End of period                                                          $13.31              $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                     373,784             21,650               N/A

JNL/MCM S&P 500 Index Division320

  Accumulation unit value:
    Beginning of period                                                     $9.71              $8.01                N/A
    End of period                                                          $10.56              $9.71                N/A
  Accumulation units outstanding
  at the end of period                                                    1,085,216            4,066                N/A

JNL/MCM S&P 400 MidCap Index Division320

  Accumulation unit value:
    Beginning of period                                                    $11.30              $8.64                N/A
    End of period                                                          $12.92              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                     541,514             3,574                N/A

JNL/MCM Small Cap Index Division320

  Accumulation unit value:
    Beginning of period                                                    $11.42              $8.24                N/A
    End of period                                                          $13.24              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                     485,967             25,168               N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division320

  Accumulation unit value:
    Beginning of period                                                    $11.58              $8.62                N/A
    End of period                                                          $13.66              $11.58               N/A
  Accumulation units outstanding
  at the end of period                                                     663,962            151,133               N/A

JNL/MCM Bond Index Division320

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.86               N/A
    End of period                                                          $11.16              $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                     353,497             3,284                N/A

JNL/Oppenheimer Global Growth Division305

  Accumulation unit value:
    Beginning of period                                                     $9.79              $6.65                N/A
    End of period                                                          $11.40              $9.79                N/A
  Accumulation units outstanding
  at the end of period                                                     216,689             17,092               N/A

JNL/Oppenheimer Growth Division580

  Accumulation unit value:
    Beginning of period                                                     $7.89               N/A                 N/A
    End of period                                                           $8.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     34,918               N/A                 N/A

JNL/AIM Large Cap Growth Division574

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $11.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     133,755              N/A                 N/A

JNL/AIM Small Cap Growth Division136

  Accumulation unit value:
    Beginning of period                                                    $11.36              $8.31               $9.97
    End of period                                                          $11.99              $11.36              $8.31
  Accumulation units outstanding
  at the end of period                                                     87,820                -                13,064








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division580

  Accumulation unit value:
    Beginning of period                                                    $14.36               N/A                 N/A
    End of period                                                          $16.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     115,269              N/A                 N/A

JNL/MCM Nasdaq 15 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     85,151               N/A                 N/A

JNL/MCM Value Line 25 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     283,580              N/A                 N/A

JNL/MCM VIP Division677

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     185,543              N/A                 N/A

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     636,745              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division576

  Accumulation unit value:
    Beginning of period                                                    $11.55               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     840,169              N/A                 N/A

JNL/S&P Managed Growth Division525

  Accumulation unit value:
    Beginning of period                                                    $12.15               N/A                 N/A
    End of period                                                          $13.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                    1,351,133             N/A                 N/A

JNL/S&P Managed Aggressive Growth Division574

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A                 N/A
    End of period                                                          $12.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     736,917              N/A                 N/A

JNL/S&P Very Aggressive Growth Division I583

  Accumulation unit value:
    Beginning of period                                                    $10.90               N/A                 N/A
    End of period                                                          $11.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I577

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I579

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division583

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                          $10.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division575

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                          $10.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division591

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $10.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division691

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     134,449              N/A                 N/A

JNL/S&P Managed Moderate Division684

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     211,053              N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.30% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division51

  Accumulation unit value:
    Beginning of period                                                    $23.92              $17.89             $24.02
    End of period                                                          $26.37              $23.92             $17.89
  Accumulation units outstanding
  at the end of period                                                     68,972              77,776             18,820

JNL/FMR Capital Growth Division56

  Accumulation unit value:
    Beginning of period                                                    $18.21              $13.60             $17.21
    End of period                                                          $21.21              $18.21             $13.60
  Accumulation units outstanding
  at the end of period                                                     35,281              49,176             10,395

JNL/Select Global Growth Division586

  Accumulation unit value:
    Beginning of period                                                    $20.97               N/A                 N/A
    End of period                                                          $23.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       405                N/A                 N/A

JNL/Alger Growth Division51

  Accumulation unit value:
    Beginning of period                                                    $16.99              $12.72             $17.92
    End of period                                                          $17.61              $16.99             $12.72
  Accumulation units outstanding
  at the end of period                                                     130,856            166,440             37,624








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division52

  Accumulation unit value:
    Beginning of period                                                    $16.51              $13.43             $16.63
    End of period                                                          $17.33              $16.51             $13.43
  Accumulation units outstanding
  at the end of period                                                     182,045            194,596             68,959

JNL/Eagle SmallCap Equity Division51

  Accumulation unit value:
    Beginning of period                                                    $16.83              $12.18             $15.59
    End of period                                                          $19.74              $16.83             $12.18
  Accumulation units outstanding
  at the end of period                                                     92,211             103,312             59,693

JNL/Select Balanced Division52

  Accumulation unit value:
    Beginning of period                                                    $21.24              $17.70             $18.44
    End of period                                                          $23.25              $21.24             $17.70
  Accumulation units outstanding
  at the end of period                                                     542,978            471,259             165,008

JNL/Putnam Equity Division52

  Accumulation unit value:
    Beginning of period                                                    $18.27              $14.55             $18.26
    End of period                                                          $20.39              $18.27             $14.55
  Accumulation units outstanding
  at the end of period                                                     28,030              41,500              9,642

JNL/PPM America High Yield Bond Division51

  Accumulation unit value:
    Beginning of period                                                    $15.64              $13.35             $13.15
    End of period                                                          $16.18              $15.64             $13.35
  Accumulation units outstanding
  at the end of period                                                        -               452,948             124,707

JNL/Select Money Market Division52

  Accumulation unit value:
    Beginning of period                                                    $12.41              $12.51             $12.54
    End of period                                                          $12.34              $12.41             $12.51
  Accumulation units outstanding
  at the end of period                                                     238,182            246,897             280,391








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division53

  Accumulation unit value:
    Beginning of period                                                    $18.48              $15.03             $18.28
    End of period                                                          $20.02              $18.48             $15.03
  Accumulation units outstanding
  at the end of period                                                     150,833            153,030             43,465

JNL/Salomon Brothers Strategic Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $17.82              $15.90             $15.02
    End of period                                                          $18.81              $17.82             $15.90
  Accumulation units outstanding
  at the end of period                                                     249,858            243,927             70,227

JNL/Salomon Brothers U.S. Government & Quality Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $15.35              $15.37             $14.17
    End of period                                                          $15.73              $15.35             $15.37
  Accumulation units outstanding
  at the end of period                                                     442,983            508,132             249,752

JNL/T. Rowe Price Established Growth Division51

  Accumulation unit value:
    Beginning of period                                                    $24.01              $18.63             $23.09
    End of period                                                          $26.04              $24.01             $18.63
  Accumulation units outstanding
  at the end of period                                                     272,815            280,700             82,484

JNL/JPMorgan International Equity Division51

  Accumulation unit value:
    Beginning of period                                                    $11.85              $9.34              $11.16
    End of period                                                          $13.61              $11.85              $9.34
  Accumulation units outstanding
  at the end of period                                                     182,515            241,130             95,683

JNL/T. Rowe Price Mid-Cap Growth Division50

  Accumulation unit value:
    Beginning of period                                                    $29.01              $21.21             $25.22
    End of period                                                          $33.80              $29.01             $21.21
  Accumulation units outstanding
  at the end of period                                                     224,342            224,188             75,918








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division51

  Accumulation unit value:
    Beginning of period                                                     $9.53              $7.77              $10.45
    End of period                                                          $10.00              $9.53               $7.77
  Accumulation units outstanding
  at the end of period                                                     98,313             168,700             62,296

JNL/JPMorgan International Value Division238

  Accumulation unit value:
    Beginning of period                                                     $8.71              $6.33               $6.36
    End of period                                                          $10.54              $8.71               $6.33
  Accumulation units outstanding
  at the end of period                                                     218,930            110,863              3,289

JNL/PIMCO Total Return Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $13.64              $13.19             $12.50
    End of period                                                          $14.06              $13.64             $13.19
  Accumulation units outstanding
  at the end of period                                                    1,002,451          1,089,332            441,234

JNL/Lazard Small Cap Value Division52

  Accumulation unit value:
    Beginning of period                                                    $12.94              $9.44              $11.40
    End of period                                                          $14.73              $12.94              $9.44
  Accumulation units outstanding
  at the end of period                                                     311,220            311,613             123,077

JNL/Lazard Mid Cap Value Division50

  Accumulation unit value:
    Beginning of period                                                    $14.10              $11.08             $12.83
    End of period                                                          $17.36              $14.10             $11.08
  Accumulation units outstanding
  at the end of period                                                     342,636            333,870             154,000

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.80               N/A                 N/A
    End of period                                                          $13.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     559,837              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division66

  Accumulation unit value:
    Beginning of period                                                     $7.62              $5.98               $8.04
    End of period                                                           $8.37              $7.62               $5.98
  Accumulation units outstanding
  at the end of period                                                     381,820            386,064             40,511

JNL/MCM The DowSM 10 Division38

  Accumulation unit value:
    Beginning of period                                                     $9.54              $7.68               $8.38
    End of period                                                           $9.68              $9.54               $7.68
  Accumulation units outstanding
  at the end of period                                                    1,473,496          1,289,064            492,647

JNL/MCM The S&P(R) 10 Division119

  Accumulation unit value:
    Beginning of period                                                     $8.65              $7.37               $9.92
    End of period                                                          $10.05              $8.65               $7.37
  Accumulation units outstanding
  at the end of period                                                    1,122,884           943,584             280,949

JNL/MCM Global 15 Division119

  Accumulation unit value:
    Beginning of period                                                     $9.40              $7.15               $9.04
    End of period                                                          $11.88              $9.40               $7.15
  Accumulation units outstanding
  at the end of period                                                    1,016,476           861,415             240,286

JNL/MCM 25 Division119

  Accumulation unit value:
    Beginning of period                                                    $10.04              $7.65               $9.76
    End of period                                                          $12.08              $10.04              $7.65
  Accumulation units outstanding
  at the end of period                                                    1,066,272           914,693             275,854

JNL/MCM Select Small-Cap Division119

  Accumulation unit value:
    Beginning of period                                                    $16.72              $11.44             $15.31
    End of period                                                          $18.58              $16.72             $11.44
  Accumulation units outstanding
  at the end of period                                                     612,047            539,391             176,927








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division498

  Accumulation unit value:
    Beginning of period                                                     $6.32               N/A                 N/A
    End of period                                                           $5.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,791               N/A                 N/A

JNL/MCM Healthcare Sector Division486

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.64               N/A
    End of period                                                          $10.87              $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                     29,090              4,657                N/A

JNL/MCM Financial Sector Division498

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $12.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,876               N/A                 N/A

JNL/MCM Oil & Gas Sector Division481

  Accumulation unit value:
    Beginning of period                                                    $13.33              $13.05               N/A
    End of period                                                          $17.54              $13.33               N/A
  Accumulation units outstanding
  at the end of period                                                     75,740                77                 N/A

JNL/MCM Consumer Brands Sector Division481

  Accumulation unit value:
    Beginning of period                                                    $10.10              $9.99                N/A
    End of period                                                          $10.98              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                      6,544               100                 N/A

JNL/MCM Communications Sector Division498

  Accumulation unit value:
    Beginning of period                                                     $4.28               N/A                 N/A
    End of period                                                           $4.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,120               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division53

  Accumulation unit value:
    Beginning of period                                                     $6.50              $4.94               $6.68
    End of period                                                           $7.61              $6.50               $4.94
  Accumulation units outstanding
  at the end of period                                                     149,070            179,175             97,140

JNL/FMR Balanced Division52

  Accumulation unit value:
    Beginning of period                                                     $9.48              $8.45               $9.09
    End of period                                                          $10.24              $9.48               $8.45
  Accumulation units outstanding
  at the end of period                                                     582,036            594,124             176,271

JNL/T. Rowe Price Value Division52

  Accumulation unit value:
    Beginning of period                                                    $11.68              $9.11              $10.87
    End of period                                                          $13.28              $11.68              $9.11
  Accumulation units outstanding
  at the end of period                                                     865,635            858,568             336,708

JNL/MCM S&P 500 Index Division38

  Accumulation unit value:
    Beginning of period                                                     $9.70              $7.69               $9.89
    End of period                                                          $10.54              $9.70               $7.69
  Accumulation units outstanding
  at the end of period                                                    1,460,446          1,418,434            363,354

JNL/MCM S&P 400 MidCap Index Division38

  Accumulation unit value:
    Beginning of period                                                    $11.29              $8.50               $9.92
    End of period                                                          $12.90              $11.29              $8.50
  Accumulation units outstanding
  at the end of period                                                     747,387            670,848             172,520

JNL/MCM Small Cap Index Division38

  Accumulation unit value:
    Beginning of period                                                    $11.41              $7.92               $9.82
    End of period                                                          $13.22              $11.41              $7.92
  Accumulation units outstanding
  at the end of period                                                     729,828            677,137             152,424








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division38

  Accumulation unit value:
    Beginning of period                                                    $11.56              $8.53              $10.00
    End of period                                                          $13.64              $11.56              $8.53
  Accumulation units outstanding
  at the end of period                                                     563,254            529,980             140,393

JNL/MCM Bond Index Division51

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.72              $9.98
    End of period                                                          $11.15              $10.90             $10.72
  Accumulation units outstanding
  at the end of period                                                     488,787            431,063             96,757

JNL/Oppenheimer Global Growth Division50

  Accumulation unit value:
    Beginning of period                                                     $9.77              $7.05               $8.63
    End of period                                                          $11.38              $9.77               $7.05
  Accumulation units outstanding
  at the end of period                                                     355,211            330,751             153,885

JNL/Oppenheimer Growth Division51

  Accumulation unit value:
    Beginning of period                                                     $8.00              $6.89               $8.80
    End of period                                                           $8.24              $8.00               $6.89
  Accumulation units outstanding
  at the end of period                                                     151,226            181,220             63,660

JNL/AIM Large Cap Growth Division51

  Accumulation unit value:
    Beginning of period                                                    $10.33              $8.05              $10.44
    End of period                                                          $11.22              $10.33              $8.05
  Accumulation units outstanding
  at the end of period                                                     283,073            290,967             113,224

JNL/AIM Small Cap Growth Division51

  Accumulation unit value:
    Beginning of period                                                    $11.35              $8.30              $10.77
    End of period                                                          $11.97              $11.35              $8.30
  Accumulation units outstanding
  at the end of period                                                     163,897            270,730             108,280








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division56

  Accumulation unit value:
    Beginning of period                                                     $9.46              $7.81              $10.30
    End of period                                                           $9.25              $9.46               $7.81
  Accumulation units outstanding
  at the end of period                                                        -               106,993             52,669

JNL/Select Value Division218

  Accumulation unit value:
    Beginning of period                                                    $14.58              $10.96             $10.83
    End of period                                                          $16.52              $14.58             $10.96
  Accumulation units outstanding
  at the end of period                                                     125,933             91,491              3,824

JNL/MCM Nasdaq 15 Division685

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,142               N/A                 N/A

JNL/MCM Value Line 25 Division684

  Accumulation unit value:
    Beginning of period                                                     $9.53               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     84,009               N/A                 N/A

JNL/MCM VIP Division684

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     60,950               N/A                 N/A

JNL/MCM JNL 5 Division685

  Accumulation unit value:
    Beginning of period                                                     $9.79               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     89,458               N/A                 N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division55

  Accumulation unit value:
    Beginning of period                                                    $11.73              $10.10             $11.00
    End of period                                                          $12.69              $11.73             $10.10
  Accumulation units outstanding
  at the end of period                                                    2,550,103          2,271,862            747,818

JNL/S&P Managed Growth Division50

  Accumulation unit value:
    Beginning of period                                                    $11.82              $9.84              $10.90
    End of period                                                          $13.00              $11.82              $9.84
  Accumulation units outstanding
  at the end of period                                                    3,586,497          2,989,400           1,064,743

JNL/S&P Managed Aggressive Growth Division50

  Accumulation unit value:
    Beginning of period                                                    $11.48              $9.17              $10.75
    End of period                                                          $12.77              $11.48              $9.17
  Accumulation units outstanding
  at the end of period                                                    1,603,199           595,226             195,835

JNL/S&P Very Aggressive Growth Division I56

  Accumulation unit value:
    Beginning of period                                                    $11.08              $8.60              $10.79
    End of period                                                          $11.35              $11.08              $8.60
  Accumulation units outstanding
  at the end of period                                                        -               141,450             74,652

JNL/S&P Equity Growth Division I56

  Accumulation unit value:
    Beginning of period                                                    $10.34              $8.09              $10.16
    End of period                                                          $10.55              $10.34              $8.09
  Accumulation units outstanding
  at the end of period                                                        -               519,576             207,081

JNL/S&P Equity Aggressive Growth Division I50

  Accumulation unit value:
    Beginning of period                                                    $10.58              $8.25              $10.13
    End of period                                                          $10.82              $10.58              $8.25
  Accumulation units outstanding
  at the end of period                                                        -               239,514             77,031








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division50

  Accumulation unit value:
    Beginning of period                                                    $10.01              $7.74               $9.46
    End of period                                                          $10.22              $10.01              $7.74
  Accumulation units outstanding
  at the end of period                                                        -                30,999             16,832

JNL/S&P Core Index 100 Division52

  Accumulation unit value:
    Beginning of period                                                    $10.31              $8.56               $9.80
    End of period                                                          $10.51              $10.31              $8.56
  Accumulation units outstanding
  at the end of period                                                        -               544,333             298,650

JNL/S&P Core Index 75 Division60

  Accumulation unit value:
    Beginning of period                                                    $10.17              $8.15               $9.60
    End of period                                                          $10.40              $10.17              $8.15
  Accumulation units outstanding
  at the end of period                                                        -               128,481             108,156

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.35% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division495

  Accumulation unit value:
    Beginning of period                                                    $21.47               N/A                 N/A
    End of period                                                          $23.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,125               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division495

  Accumulation unit value:
    Beginning of period                                                    $15.83               N/A                 N/A
    End of period                                                          $16.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division552

  Accumulation unit value:
    Beginning of period                                                    $19.06               N/A                 N/A
    End of period                                                          $19.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,468               N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division495

  Accumulation unit value:
    Beginning of period                                                    $17.99               N/A                 N/A
    End of period                                                          $18.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,694               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division495

  Accumulation unit value:
    Beginning of period                                                    $15.47               N/A                 N/A
    End of period                                                          $15.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,682               N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division552

  Accumulation unit value:
    Beginning of period                                                    $12.27               N/A                 N/A
    End of period                                                          $13.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,475               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division495

  Accumulation unit value:
    Beginning of period                                                    $13.76               N/A                 N/A
    End of period                                                          $14.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,268               N/A                 N/A

JNL/Lazard Small Cap Value Division495

  Accumulation unit value:
    Beginning of period                                                    $13.46               N/A                 N/A
    End of period                                                          $14.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,018               N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.76               N/A                 N/A
    End of period                                                          $13.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,988               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division519

  Accumulation unit value:
    Beginning of period                                                     $9.56               N/A                 N/A
    End of period                                                           $9.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     72,869               N/A                 N/A

JNL/MCM The S&P(R) 10 Division519

  Accumulation unit value:
    Beginning of period                                                     $8.74               N/A                 N/A
    End of period                                                          $10.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     74,869               N/A                 N/A

JNL/MCM Global 15 Division519

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     67,141               N/A                 N/A

JNL/MCM 25 Division519

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $12.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     61,901               N/A                 N/A

JNL/MCM Select Small-Cap Division519

  Accumulation unit value:
    Beginning of period                                                    $16.13               N/A                 N/A
    End of period                                                          $18.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,323               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division495

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,983               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division495

  Accumulation unit value:
    Beginning of period                                                    $11.51               N/A                 N/A
    End of period                                                          $12.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,058               N/A                 N/A

JNL/MCM Small Cap Index Division495

  Accumulation unit value:
    Beginning of period                                                    $11.98               N/A                 N/A
    End of period                                                          $13.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,480               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division495

  Accumulation unit value:
    Beginning of period                                                    $11.89               N/A                 N/A
    End of period                                                          $13.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     52,049               N/A                 N/A

JNL/MCM Bond Index Division663

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $11.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,801               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $10.90               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     42,026               N/A                 N/A

JNL/AIM Small Cap Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $11.89               N/A                 N/A
    End of period                                                          $11.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,869               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division495

  Accumulation unit value:
    Beginning of period                                                    $14.77               N/A                 N/A
    End of period                                                          $16.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,774               N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.69               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     44,728               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I663

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $10.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.395% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division567

  Accumulation unit value:
    Beginning of period                                                    $25.00               N/A                 N/A
    End of period                                                          $26.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     68,159               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division567

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                           $9.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     176,282              N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.40% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINED DEATH BENEFIT
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division58

  Accumulation unit value:
    Beginning of period                                                    $23.72              $17.75             $22.91
    End of period                                                          $26.11              $23.72             $17.75
  Accumulation units outstanding
  at the end of period                                                     55,817              40,737             23,094

JNL/FMR Capital Growth Division61

  Accumulation unit value:
    Beginning of period                                                    $18.06              $13.50             $16.84
    End of period                                                          $21.01              $18.06             $13.50
  Accumulation units outstanding
  at the end of period                                                     33,878              20,470             22,402

JNL/Select Global Growth Division697

  Accumulation unit value:
    Beginning of period                                                    $21.97               N/A                 N/A
    End of period                                                          $23.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       458                N/A                 N/A

JNL/Alger Growth Division61

  Accumulation unit value:
    Beginning of period                                                    $16.85              $12.63             $17.70
    End of period                                                          $17.45              $16.85             $12.63
  Accumulation units outstanding
  at the end of period                                                     120,224            117,681             40,998







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division66

  Accumulation unit value:
    Beginning of period                                                    $16.39              $13.35             $17.38
    End of period                                                          $17.19              $16.39             $13.35
  Accumulation units outstanding
  at the end of period                                                     133,947            117,070             45,251

JNL/Eagle SmallCap Equity Division66

  Accumulation unit value:
    Beginning of period                                                    $16.71              $12.11             $16.15
    End of period                                                          $19.57              $16.71             $12.11
  Accumulation units outstanding
  at the end of period                                                     79,061              72,387             48,295

JNL/Select Balanced Division61

  Accumulation unit value:
    Beginning of period                                                    $21.06              $17.57             $18.40
    End of period                                                          $23.03              $21.06             $17.57
  Accumulation units outstanding
  at the end of period                                                     406,653            362,291             114,414

JNL/Putnam Equity Division57

  Accumulation unit value:
    Beginning of period                                                    $18.12              $14.44             $17.55
    End of period                                                          $20.19              $18.12             $14.44
  Accumulation units outstanding
  at the end of period                                                     13,531              16,293              5,683

JNL/PPM America High Yield Bond Division82

  Accumulation unit value:
    Beginning of period                                                    $15.50              $13.25             $13.28
    End of period                                                          $16.03              $15.50             $13.25
  Accumulation units outstanding
  at the end of period                                                        -               305,240             64,076

JNL/Select Money Market Division42

  Accumulation unit value:
    Beginning of period                                                    $12.31              $12.43             $12.47
    End of period                                                          $12.24              $12.31             $12.43
  Accumulation units outstanding
  at the end of period                                                     101,980            104,593             126,368







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division57

  Accumulation unit value:
    Beginning of period                                                    $18.32              $14.92             $17.80
    End of period                                                          $19.83              $18.32             $14.92
  Accumulation units outstanding
  at the end of period                                                     130,988            115,109             27,589

JNL/Salomon Brothers Strategic Bond Division89

  Accumulation unit value:
    Beginning of period                                                    $17.67              $15.78             $15.11
    End of period                                                          $18.63              $17.67             $15.78
  Accumulation units outstanding
  at the end of period                                                     136,592            110,447             40,592

JNL/Salomon Brothers U.S. Government & Quality Bond Division61

  Accumulation unit value:
    Beginning of period                                                    $15.22              $15.25             $14.12
    End of period                                                          $15.58              $15.22             $15.25
  Accumulation units outstanding
  at the end of period                                                     225,944            252,767             200,425

JNL/T. Rowe Price Established Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $23.80              $18.49             $22.60
    End of period                                                          $25.79              $23.80             $18.49
  Accumulation units outstanding
  at the end of period                                                     220,503            173,299             73,513

JNL/JPMorgan International Equity Division61

  Accumulation unit value:
    Beginning of period                                                    $11.75              $9.27              $11.15
    End of period                                                          $13.48              $11.75              $9.27
  Accumulation units outstanding
  at the end of period                                                     77,940             135,870             73,013

JNL/T. Rowe Price Mid-Cap Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $28.76              $21.04             $25.29
    End of period                                                          $33.48              $28.76             $21.04
  Accumulation units outstanding
  at the end of period                                                     149,051            110,294             37,653








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division58

  Accumulation unit value:
    Beginning of period                                                     $9.47              $7.73              $10.23
    End of period                                                           $9.93              $9.47               $7.73
  Accumulation units outstanding
  at the end of period                                                     107,142            137,587             79,381

JNL/JPMorgan International Value Division218

  Accumulation unit value:
    Beginning of period                                                     $8.66              $6.30               $6.25
    End of period                                                          $10.47              $8.66               $6.30
  Accumulation units outstanding
  at the end of period                                                     219,805            108,850              2,171

JNL/PIMCO Total Return Bond Division57

  Accumulation unit value:
    Beginning of period                                                    $13.56              $13.12             $12.45
    End of period                                                          $13.97              $13.56             $13.12
  Accumulation units outstanding
  at the end of period                                                     501,066            446,565             184,175

JNL/Lazard Small Cap Value Division57

  Accumulation unit value:
    Beginning of period                                                    $12.86              $9.40              $11.15
    End of period                                                          $14.63              $12.86              $9.40
  Accumulation units outstanding
  at the end of period                                                     229,972            216,230             72,723

JNL/Lazard Mid Cap Value Division57

  Accumulation unit value:
    Beginning of period                                                    $14.02              $11.03             $12.91
    End of period                                                          $17.24              $14.02             $11.03
  Accumulation units outstanding
  at the end of period                                                     272,385            206,801             70,519

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.71               N/A                 N/A
    End of period                                                          $13.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     410,250              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division82

  Accumulation unit value:
    Beginning of period                                                     $7.59              $5.96               $7.90
    End of period                                                           $8.32              $7.59               $5.96
  Accumulation units outstanding
  at the end of period                                                     250,867            234,513             69,803

JNL/MCM The DowSM 10 Division66

  Accumulation unit value:
    Beginning of period                                                     $9.49              $7.66               $9.45
    End of period                                                           $9.63              $9.49               $7.66
  Accumulation units outstanding
  at the end of period                                                    1,156,949           735,433             217,395

JNL/MCM The S&P(R) 10 Division125

  Accumulation unit value:
    Beginning of period                                                     $8.61              $7.34               $9.90
    End of period                                                           $9.99              $8.61               $7.34
  Accumulation units outstanding
  at the end of period                                                     878,278            597,534             119,934

JNL/MCM Global 15 Division125

  Accumulation unit value:
    Beginning of period                                                     $9.35              $7.12               $8.69
    End of period                                                          $11.82              $9.35               $7.12
  Accumulation units outstanding
  at the end of period                                                     830,965            505,279             97,239

JNL/MCM 25 Division125

  Accumulation unit value:
    Beginning of period                                                     $9.99              $7.63               $9.54
    End of period                                                          $12.01              $9.99               $7.63
  Accumulation units outstanding
  at the end of period                                                     874,067            537,790             125,186

JNL/MCM Select Small-Cap Division115

  Accumulation unit value:
    Beginning of period                                                    $16.64              $11.40             $15.43
    End of period                                                          $18.48              $16.64             $11.40
  Accumulation units outstanding
  at the end of period                                                     501,936            345,956             66,919








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division499

  Accumulation unit value:
    Beginning of period                                                     $6.23               N/A                 N/A
    End of period                                                           $5.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     55,683               N/A                 N/A

JNL/MCM Healthcare Sector Division505

  Accumulation unit value:
    Beginning of period                                                    $10.95               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     51,026               N/A                 N/A

JNL/MCM Financial Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.53               N/A
    End of period                                                          $12.16              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                     28,445                -                  N/A

JNL/MCM Oil & Gas Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $13.27              $12.71               N/A
    End of period                                                          $17.45              $13.27               N/A
  Accumulation units outstanding
  at the end of period                                                     64,155               695                 N/A

JNL/MCM Consumer Brands Sector Division508

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,521               N/A                 N/A

JNL/MCM Communications Sector Division482

  Accumulation unit value:
    Beginning of period                                                     $3.93              $3.79                N/A
    End of period                                                           $4.57              $3.93                N/A
  Accumulation units outstanding
  at the end of period                                                     28,114              1,597                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division57

  Accumulation unit value:
    Beginning of period                                                     $6.48              $4.92               $6.43
    End of period                                                           $7.58              $6.48               $4.92
  Accumulation units outstanding
  at the end of period                                                     61,033              60,335             24,404

JNL/FMR Balanced Division61

  Accumulation unit value:
    Beginning of period                                                     $9.45              $8.42               $9.14
    End of period                                                          $10.19              $9.45               $8.42
  Accumulation units outstanding
  at the end of period                                                     331,575            298,158             79,128

JNL/T. Rowe Price Value Division57

  Accumulation unit value:
    Beginning of period                                                    $11.64              $9.09              $10.60
    End of period                                                          $13.22              $11.64              $9.09
  Accumulation units outstanding
  at the end of period                                                     635,682            493,499             212,633

JNL/MCM S&P 500 Index Division51

  Accumulation unit value:
    Beginning of period                                                     $9.69              $7.69               $9.61
    End of period                                                          $10.51              $9.69               $7.69
  Accumulation units outstanding
  at the end of period                                                     844,006            607,511             180,736

JNL/MCM S&P 400 MidCap Index Division51

  Accumulation unit value:
    Beginning of period                                                    $11.27              $8.49               $9.88
    End of period                                                          $12.86              $11.27              $8.49
  Accumulation units outstanding
  at the end of period                                                     462,927            324,875             63,727

JNL/MCM Small Cap Index Division51

  Accumulation unit value:
    Beginning of period                                                    $11.39              $7.91               $9.66
    End of period                                                          $13.18              $11.39              $7.91
  Accumulation units outstanding
  at the end of period                                                     413,338            286,912             66,645








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division51

  Accumulation unit value:
    Beginning of period                                                    $11.54              $8.52               $9.62
    End of period                                                          $13.60              $11.54              $8.52
  Accumulation units outstanding
  at the end of period                                                     402,937            292,306             55,369

JNL/MCM Bond Index Division55

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.71              $9.97
    End of period                                                          $11.11              $10.87             $10.71
  Accumulation units outstanding
  at the end of period                                                     264,142            213,441             66,903

JNL/Oppenheimer Global Growth Division57

  Accumulation unit value:
    Beginning of period                                                     $9.75              $7.03               $8.68
    End of period                                                          $11.34              $9.75               $7.03
  Accumulation units outstanding
  at the end of period                                                     385,653            231,677             119,483

JNL/Oppenheimer Growth Division57

  Accumulation unit value:
    Beginning of period                                                     $7.98              $6.87               $8.65
    End of period                                                           $8.21              $7.98               $6.87
  Accumulation units outstanding
  at the end of period                                                     159,092            131,274             36,091

JNL/AIM Large Cap Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $10.31              $8.04              $10.21
    End of period                                                          $11.19              $10.31              $8.04
  Accumulation units outstanding
  at the end of period                                                     246,101            148,810             31,732

JNL/AIM Small Cap Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $11.32              $8.29              $10.46
    End of period                                                          $11.93              $11.32              $8.29
  Accumulation units outstanding
  at the end of period                                                     141,506            147,033             51,311








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division78

  Accumulation unit value:
    Beginning of period                                                     $9.44              $7.80              $10.85
    End of period                                                           $9.23              $9.44               $7.80
  Accumulation units outstanding
  at the end of period                                                        -                64,751             23,506

JNL/Select Value Division236

  Accumulation unit value:
    Beginning of period                                                    $14.53              $10.93             $11.45
    End of period                                                          $16.45              $14.53             $10.93
  Accumulation units outstanding
  at the end of period                                                     80,547              67,707              4,144

JNL/MCM Nasdaq 15 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.81               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,028               N/A                 N/A

JNL/MCM Value Line 25 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.52               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     116,815              N/A                 N/A

JNL/MCM VIP Division683

  Accumulation unit value:
    Beginning of period                                                     $9.75               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,527               N/A                 N/A

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     276,614              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $11.67              $10.05             $10.94
    End of period                                                          $12.61              $11.67             $10.05
  Accumulation units outstanding
  at the end of period                                                    1,125,083           974,917             253,103

JNL/S&P Managed Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $11.75              $9.79              $11.08
    End of period                                                          $12.91              $11.75              $9.79
  Accumulation units outstanding
  at the end of period                                                    2,148,491          1,989,280            753,526

JNL/S&P Managed Aggressive Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.13              $10.97
    End of period                                                          $12.68              $11.42              $9.13
  Accumulation units outstanding
  at the end of period                                                    1,399,460           498,980             230,240

JNL/S&P Very Aggressive Growth Division I81

  Accumulation unit value:
    Beginning of period                                                    $11.01              $8.55              $11.12
    End of period                                                          $11.27              $11.01              $8.55
  Accumulation units outstanding
  at the end of period                                                        -               115,546             17,702

JNL/S&P Equity Growth Division I52

  Accumulation unit value:
    Beginning of period                                                    $10.28              $8.05              $10.20
    End of period                                                          $10.48              $10.28              $8.05
  Accumulation units outstanding
  at the end of period                                                        -               228,333             105,602

JNL/S&P Equity Aggressive Growth Division I52

  Accumulation unit value:
    Beginning of period                                                    $10.52              $8.21              $10.38
    End of period                                                          $10.75              $10.52              $8.21
  Accumulation units outstanding
  at the end of period                                                        -               176,424             62,697








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division180

  Accumulation unit value:
    Beginning of period                                                     $9.99              $7.74               $7.91
    End of period                                                          $10.19              $9.99               $7.74
  Accumulation units outstanding
  at the end of period                                                        -                58,226              5,324

JNL/S&P Core Index 100 Division88

  Accumulation unit value:
    Beginning of period                                                    $10.29              $8.55               $9.94
    End of period                                                          $10.48              $10.29              $8.55
  Accumulation units outstanding
  at the end of period                                                        -               140,880             101,997

JNL/S&P Core Index 75 Division101

  Accumulation unit value:
    Beginning of period                                                    $10.15              $8.14               $9.78
    End of period                                                          $10.37              $10.15              $8.14
  Accumulation units outstanding
  at the end of period                                                        -                18,600             11,594

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division705

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,690               N/A                 N/A








ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.42% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division577

  Accumulation unit value:
    Beginning of period                                                    $20.86               N/A                 N/A
    End of period                                                          $22.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,080               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division577

  Accumulation unit value:
    Beginning of period                                                    $17.21               N/A                 N/A
    End of period                                                          $18.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,700               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division577

  Accumulation unit value:
    Beginning of period                                                    $28.80               N/A                 N/A
    End of period                                                          $33.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,189               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division577

  Accumulation unit value:
    Beginning of period                                                    $13.32               N/A                 N/A
    End of period                                                          $13.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,786               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division577

  Accumulation unit value:
    Beginning of period                                                     $8.91               N/A                 N/A
    End of period                                                           $9.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,012               N/A                 N/A

JNL/MCM The S&P(R) 10 Division577

  Accumulation unit value:
    Beginning of period                                                     $8.20               N/A                 N/A
    End of period                                                           $9.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,726               N/A                 N/A

JNL/MCM Global 15 Division577

  Accumulation unit value:
    Beginning of period                                                     $9.22               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,756               N/A                 N/A

JNL/MCM 25 Division577

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $12.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,305               N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division577

  Accumulation unit value:
    Beginning of period                                                    $11.50               N/A                 N/A
    End of period                                                          $13.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,005               N/A                 N/A

JNL/MCM S&P 500 Index Division577

  Accumulation unit value:
    Beginning of period                                                     $9.53               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,661               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division577

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $12.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,304               N/A                 N/A

JNL/MCM Small Cap Index Division577

  Accumulation unit value:
    Beginning of period                                                    $11.19               N/A                 N/A
    End of period                                                          $13.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,642               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division577

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $13.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,040               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.45% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX
20% ADDITIONAL FREE WITHDRAWAL
FIVE YEAR WITHDRAWAL CHARGE PERIOD
4% ROLL-UP DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND THREE YEAR WITHDRAWAL CHARGE PERIOD
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division58

  Accumulation unit value:
    Beginning of period                                                    $23.61              $17.69             $22.83
    End of period                                                          $25.99              $23.61             $17.69
  Accumulation units outstanding
  at the end of period                                                     33,000              28,727             19,568

JNL/FMR Capital Growth Division60

  Accumulation unit value:
    Beginning of period                                                    $17.98              $13.45             $16.59
    End of period                                                          $20.91              $17.98             $13.45
  Accumulation units outstanding
  at the end of period                                                     11,052              12,698              8,459

JNL/Select Global Growth Division586

  Accumulation unit value:
    Beginning of period                                                    $20.68               N/A                 N/A
    End of period                                                          $23.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,459               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division74

  Accumulation unit value:
    Beginning of period                                                    $16.78              $12.59             $18.30
    End of period                                                          $17.37              $16.78             $12.59
  Accumulation units outstanding
  at the end of period                                                     36,788              29,912             13,375

JNL/Eagle Core Equity Division73

  Accumulation unit value:
    Beginning of period                                                    $16.33              $13.31             $17.35
    End of period                                                          $17.12              $16.33             $13.31
  Accumulation units outstanding
  at the end of period                                                     41,876              37,294             13,935

JNL/Eagle SmallCap Equity Division65

  Accumulation unit value:
    Beginning of period                                                    $16.65              $12.07             $15.75
    End of period                                                          $19.49              $16.65             $12.07
  Accumulation units outstanding
  at the end of period                                                     12,158              10,700              5,060

JNL/Select Balanced Division73

  Accumulation unit value:
    Beginning of period                                                    $20.97              $17.50             $18.79
    End of period                                                          $22.92              $20.97             $17.50
  Accumulation units outstanding
  at the end of period                                                     115,394             78,075             18,956

JNL/Putnam Equity Division60

  Accumulation unit value:
    Beginning of period                                                    $18.04              $14.38             $17.40
    End of period                                                          $20.10              $18.04             $14.38
  Accumulation units outstanding
  at the end of period                                                     21,039              22,375             18,472

JNL/PPM America High Yield Bond Division60

  Accumulation unit value:
    Beginning of period                                                    $15.44              $13.20             $12.98
    End of period                                                          $15.96              $15.44             $13.20
  Accumulation units outstanding
  at the end of period                                                        -               144,853             32,045








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division52

  Accumulation unit value:
    Beginning of period                                                    $12.25              $12.37             $12.41
    End of period                                                          $12.17              $12.25             $12.37
  Accumulation units outstanding
  at the end of period                                                     47,302              26,645             55,558

JNL/Putnam Value Equity Division60

  Accumulation unit value:
    Beginning of period                                                    $18.24              $14.86             $17.90
    End of period                                                          $19.73              $18.24             $14.86
  Accumulation units outstanding
  at the end of period                                                     63,463              57,883             35,018

JNL/Salomon Brothers Strategic Bond Division73

  Accumulation unit value:
    Beginning of period                                                    $17.59              $15.72             $14.95
    End of period                                                          $18.54              $17.59             $15.72
  Accumulation units outstanding
  at the end of period                                                     66,873              50,533             17,267

JNL/Salomon Brothers U.S. Government & Quality Bond Division68

  Accumulation unit value:
    Beginning of period                                                    $15.15              $15.19             $13.97
    End of period                                                          $15.51              $15.15             $15.19
  Accumulation units outstanding
  at the end of period                                                     127,677            125,294             144,258

JNL/T. Rowe Price Established Growth Division58

  Accumulation unit value:
    Beginning of period                                                    $23.70              $18.42             $22.77
    End of period                                                          $25.66              $23.70             $18.42
  Accumulation units outstanding
  at the end of period                                                     64,981              53,649             22,644

JNL/JPMorgan International Equity Division73

  Accumulation unit value:
    Beginning of period                                                    $11.70              $9.24              $11.71
    End of period                                                          $13.42              $11.70              $9.24
  Accumulation units outstanding
  at the end of period                                                     42,899              31,246             21,232








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division56

  Accumulation unit value:
    Beginning of period                                                    $28.64              $20.96             $25.75
    End of period                                                          $33.32              $28.64             $20.96
  Accumulation units outstanding
  at the end of period                                                     65,787              54,288             19,061

JNL/Alliance Capital Growth Division50

  Accumulation unit value:
    Beginning of period                                                     $9.45              $7.71              $10.20
    End of period                                                           $9.90              $9.45               $7.71
  Accumulation units outstanding
  at the end of period                                                     20,194              33,040             11,863

JNL/JPMorgan International Value Division312

  Accumulation unit value:
    Beginning of period                                                     $8.64              $6.11                N/A
    End of period                                                          $10.43              $8.64                N/A
  Accumulation units outstanding
  at the end of period                                                     28,640              28,582               N/A

JNL/PIMCO Total Return Bond Division58

  Accumulation unit value:
    Beginning of period                                                    $13.52              $13.09             $12.44
    End of period                                                          $13.92              $13.52             $13.09
  Accumulation units outstanding
  at the end of period                                                     249,963            208,256             97,236

JNL/Lazard Small Cap Value Division58

  Accumulation unit value:
    Beginning of period                                                    $12.82              $9.37              $11.29
    End of period                                                          $14.58              $12.82              $9.37
  Accumulation units outstanding
  at the end of period                                                     103,321             95,623             52,324

JNL/Lazard Mid Cap Value Division56

  Accumulation unit value:
    Beginning of period                                                    $13.98              $11.00             $13.05
    End of period                                                          $17.18              $13.98             $11.00
  Accumulation units outstanding
  at the end of period                                                     92,065              79,705             31,702








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.67               N/A                 N/A
    End of period                                                          $13.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     255,826              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division50

  Accumulation unit value:
    Beginning of period                                                     $7.57              $5.95               $7.48
    End of period                                                           $8.30              $7.57               $5.95
  Accumulation units outstanding
  at the end of period                                                     89,475              57,248             31,019

JNL/MCM The DowSM 10 Division56

  Accumulation unit value:
    Beginning of period                                                     $9.47              $7.64               $8.64
    End of period                                                           $9.60              $9.47               $7.64
  Accumulation units outstanding
  at the end of period                                                     621,871            417,372             105,586

JNL/MCM The S&P(R) 10 Division118

  Accumulation unit value:
    Beginning of period                                                     $8.59              $7.33               $9.97
    End of period                                                           $9.96              $8.59               $7.33
  Accumulation units outstanding
  at the end of period                                                     524,020            349,834             53,406

JNL/MCM Global 15 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.33              $7.11               $9.05
    End of period                                                          $11.78              $9.33               $7.11
  Accumulation units outstanding
  at the end of period                                                     480,031            284,753             43,257

JNL/MCM 25 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.97              $7.61               $9.78
    End of period                                                          $11.98              $9.97               $7.61
  Accumulation units outstanding
  at the end of period                                                     502,570            316,509             49,772








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division118

  Accumulation unit value:
    Beginning of period                                                    $16.60              $11.38             $15.45
    End of period                                                          $18.42              $16.60             $11.38
  Accumulation units outstanding
  at the end of period                                                     276,086            178,144             30,995

JNL/MCM Technology Sector Division518

  Accumulation unit value:
    Beginning of period                                                     $5.95               N/A                 N/A
    End of period                                                           $5.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     96,325               N/A                 N/A

JNL/MCM Healthcare Sector Division486

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.57               N/A
    End of period                                                          $10.78              $10.57               N/A
  Accumulation units outstanding
  at the end of period                                                     44,487               562                 N/A

JNL/MCM Financial Sector Division518

  Accumulation unit value:
    Beginning of period                                                    $11.46               N/A                 N/A
    End of period                                                          $12.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     48,088               N/A                 N/A

JNL/MCM Oil & Gas Sector Division504

  Accumulation unit value:
    Beginning of period                                                    $13.62               N/A                 N/A
    End of period                                                          $17.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,909               N/A                 N/A

JNL/MCM Consumer Brands Sector Division518

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,336               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division523

  Accumulation unit value:
    Beginning of period                                                     $4.21               N/A                 N/A
    End of period                                                           $4.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,538               N/A                 N/A

JNL/Putnam Midcap Growth Division60

  Accumulation unit value:
    Beginning of period                                                     $6.47              $4.92               $6.40
    End of period                                                           $7.56              $6.47               $4.92
  Accumulation units outstanding
  at the end of period                                                     33,834              29,765              9,542

JNL/FMR Balanced Division56

  Accumulation unit value:
    Beginning of period                                                     $9.43              $8.41               $9.06
    End of period                                                          $10.17              $9.43               $8.41
  Accumulation units outstanding
  at the end of period                                                     116,113             73,523             17,199

JNL/T. Rowe Price Value Division56

  Accumulation unit value:
    Beginning of period                                                    $11.61              $9.07              $10.79
    End of period                                                          $13.19              $11.61              $9.07
  Accumulation units outstanding
  at the end of period                                                     165,555            113,931             50,904

JNL/MCM S&P 500 Index Division50

  Accumulation unit value:
    Beginning of period                                                     $9.68              $7.68               $9.47
    End of period                                                          $10.50              $9.68               $7.68
  Accumulation units outstanding
  at the end of period                                                     554,198            329,286             154,134

JNL/MCM S&P 400 MidCap Index Division50

  Accumulation unit value:
    Beginning of period                                                    $11.26              $8.49               $9.67
    End of period                                                          $12.84              $11.26              $8.49
  Accumulation units outstanding
  at the end of period                                                     246,455            146,345             54,166








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division52

  Accumulation unit value:
    Beginning of period                                                    $11.37              $7.91               $9.76
    End of period                                                          $13.16              $11.37              $7.91
  Accumulation units outstanding
  at the end of period                                                     193,287            118,026             38,057

JNL/MCM International Index Division65

  Accumulation unit value:
    Beginning of period                                                    $11.53              $8.52               $9.96
    End of period                                                          $13.58              $11.53              $8.52
  Accumulation units outstanding
  at the end of period                                                     215,873            130,405             59,645

JNL/MCM Bond Index Division58

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.71             $10.00
    End of period                                                          $11.10              $10.86             $10.71
  Accumulation units outstanding
  at the end of period                                                     197,577            128,901             48,780

JNL/Oppenheimer Global Growth Division62

  Accumulation unit value:
    Beginning of period                                                     $9.74              $7.03               $8.75
    End of period                                                          $11.32              $9.74               $7.03
  Accumulation units outstanding
  at the end of period                                                     87,736              66,388             29,061

JNL/Oppenheimer Growth Division109

  Accumulation unit value:
    Beginning of period                                                     $7.97              $6.87               $8.49
    End of period                                                           $8.19              $7.97               $6.87
  Accumulation units outstanding
  at the end of period                                                     32,173              48,816              5,052

JNL/AIM Large Cap Growth Division73

  Accumulation unit value:
    Beginning of period                                                    $10.30              $8.04              $10.68
    End of period                                                          $11.17              $10.30              $8.04
  Accumulation units outstanding
  at the end of period                                                     127,915             75,329             12,265








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division73

  Accumulation unit value:
    Beginning of period                                                    $11.31              $8.29              $11.04
    End of period                                                          $11.91              $11.31              $8.29
  Accumulation units outstanding
  at the end of period                                                     64,997              58,555             33,911

JNL/AIM Premier Equity II Division60

  Accumulation unit value:
    Beginning of period                                                     $9.43              $7.80              $10.09
    End of period                                                           $9.22              $9.43               $7.80
  Accumulation units outstanding
  at the end of period                                                        -                19,704              7,886

JNL/Select Value Division242

  Accumulation unit value:
    Beginning of period                                                    $14.52              $10.93             $11.19
    End of period                                                          $16.43              $14.52             $10.93
  Accumulation units outstanding
  at the end of period                                                     57,418              27,733               166

JNL/MCM Nasdaq 15 Division676

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,602               N/A                 N/A

JNL/MCM Value Line 25 Division676

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     65,894               N/A                 N/A

JNL/MCM VIP Division704

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     41,173               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division704

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,344               N/A                 N/A

JNL/S&P Managed Moderate Growth Division67

  Accumulation unit value:
    Beginning of period                                                    $11.63              $10.02             $11.17
    End of period                                                          $12.56              $11.63             $10.02
  Accumulation units outstanding
  at the end of period                                                     583,823            338,666             100,482

JNL/S&P Managed Growth Division56

  Accumulation unit value:
    Beginning of period                                                    $11.72              $9.77              $11.03
    End of period                                                          $12.87              $11.72              $9.77
  Accumulation units outstanding
  at the end of period                                                     742,134            483,690             139,370

JNL/S&P Managed Aggressive Growth Division83

  Accumulation unit value:
    Beginning of period                                                    $11.38              $9.11              $11.39
    End of period                                                          $12.64              $11.38              $9.11
  Accumulation units outstanding
  at the end of period                                                     445,283             87,380             28,707

JNL/S&P Very Aggressive Growth Division I77

  Accumulation unit value:
    Beginning of period                                                    $10.98              $8.53              $11.43
    End of period                                                          $11.24              $10.98              $8.53
  Accumulation units outstanding
  at the end of period                                                        -                31,673             29,769

JNL/S&P Equity Growth Division I47

  Accumulation unit value:
    Beginning of period                                                    $10.26              $8.03              $10.05
    End of period                                                          $10.45              $10.26              $8.03
  Accumulation units outstanding
  at the end of period                                                        -               206,291             38,840








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I108

  Accumulation unit value:
    Beginning of period                                                    $10.49              $8.19              $10.25
    End of period                                                          $10.72              $10.49              $8.19
  Accumulation units outstanding
  at the end of period                                                        -                37,162             10,640

JNL/S&P Core Index 50 Division89

  Accumulation unit value:
    Beginning of period                                                     $9.98              $7.73               $9.99
    End of period                                                          $10.17              $9.98               $7.73
  Accumulation units outstanding
  at the end of period                                                        -                2,521                312

JNL/S&P Core Index 100 Division85

  Accumulation unit value:
    Beginning of period                                                    $10.28              $8.54              $10.04
    End of period                                                          $10.47              $10.28              $8.54
  Accumulation units outstanding
  at the end of period                                                        -                44,493             18,745

JNL/S&P Core Index 75 Division50

  Accumulation unit value:
    Beginning of period                                                    $10.14              $8.14               $9.52
    End of period                                                          $10.36              $10.14              $8.14
  Accumulation units outstanding
  at the end of period                                                        -                24,723             21,207

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.50% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND NEW GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division274

  Accumulation unit value:
    Beginning of period                                                    $23.51              $16.91               N/A
    End of period                                                          $25.86              $23.51               N/A
  Accumulation units outstanding
  at the end of period                                                     58,777              53,728               N/A

JNL/FMR Capital Growth Division274

  Accumulation unit value:
    Beginning of period                                                    $17.90              $12.90               N/A
    End of period                                                          $20.81              $17.90               N/A
  Accumulation units outstanding
  at the end of period                                                     31,977              18,467               N/A

JNL/Select Global Growth Division587

  Accumulation unit value:
    Beginning of period                                                    $20.54               N/A                 N/A
    End of period                                                          $22.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       886                N/A                 N/A

JNL/Alger Growth Division274

  Accumulation unit value:
    Beginning of period                                                    $16.71              $12.11               N/A
    End of period                                                          $17.29              $16.71               N/A
  Accumulation units outstanding
  at the end of period                                                     119,675            128,667               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division285

  Accumulation unit value:
    Beginning of period                                                    $16.27              $12.14               N/A
    End of period                                                          $17.05              $16.27               N/A
  Accumulation units outstanding
  at the end of period                                                     201,640            122,214               N/A

JNL/Eagle SmallCap Equity Division285

  Accumulation unit value:
    Beginning of period                                                    $16.59              $10.41               N/A
    End of period                                                          $19.41              $16.59               N/A
  Accumulation units outstanding
  at the end of period                                                     103,984             49,816               N/A

JNL/Select Balanced Division278

  Accumulation unit value:
    Beginning of period                                                    $20.88              $16.89               N/A
    End of period                                                          $22.81              $20.88               N/A
  Accumulation units outstanding
  at the end of period                                                     340,031            129,290               N/A

JNL/Putnam Equity Division278

  Accumulation unit value:
    Beginning of period                                                    $17.96              $13.55               N/A
    End of period                                                          $20.00              $17.96               N/A
  Accumulation units outstanding
  at the end of period                                                      7,597              5,621                N/A

JNL/PPM America High Yield Bond Division274

  Accumulation unit value:
    Beginning of period                                                    $15.37              $13.35               N/A
    End of period                                                          $15.88              $15.37               N/A
  Accumulation units outstanding
  at the end of period                                                        -               328,180               N/A

JNL/Select Money Market Division273

  Accumulation unit value:
    Beginning of period                                                    $12.20              $12.32               N/A
    End of period                                                          $12.12              $12.20               N/A
  Accumulation units outstanding
  at the end of period                                                     122,952             66,930               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division281

  Accumulation unit value:
    Beginning of period                                                    $18.16              $13.82               N/A
    End of period                                                          $19.64              $18.16               N/A
  Accumulation units outstanding
  at the end of period                                                     132,011             75,797               N/A

JNL/Salomon Brothers Strategic Bond Division274

  Accumulation unit value:
    Beginning of period                                                    $17.52              $15.95               N/A
    End of period                                                          $18.45              $17.52               N/A
  Accumulation units outstanding
  at the end of period                                                     335,446            149,590               N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division277

  Accumulation unit value:
    Beginning of period                                                    $15.09              $15.29               N/A
    End of period                                                          $15.43              $15.09               N/A
  Accumulation units outstanding
  at the end of period                                                     322,313            205,423               N/A

JNL/T. Rowe Price Established Growth Division277

  Accumulation unit value:
    Beginning of period                                                    $23.59              $17.58               N/A
    End of period                                                          $25.54              $23.59               N/A
  Accumulation units outstanding
  at the end of period                                                     311,131            134,271               N/A

JNL/JPMorgan International Equity Division281

  Accumulation unit value:
    Beginning of period                                                    $11.65              $8.42                N/A
    End of period                                                          $13.35              $11.65               N/A
  Accumulation units outstanding
  at the end of period                                                     113,095             66,299               N/A

JNL/T. Rowe Price Mid-Cap Growth Division274

  Accumulation unit value:
    Beginning of period                                                    $28.51              $19.78               N/A
    End of period                                                          $33.16              $28.51               N/A
  Accumulation units outstanding
  at the end of period                                                     223,821            148,119               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division274

  Accumulation unit value:
    Beginning of period                                                     $9.42              $7.20                N/A
    End of period                                                           $9.86              $9.42                N/A
  Accumulation units outstanding
  at the end of period                                                     86,224              78,528               N/A

JNL/JPMorgan International Value Division285

  Accumulation unit value:
    Beginning of period                                                     $8.61              $5.43                N/A
    End of period                                                          $10.39              $8.61                N/A
  Accumulation units outstanding
  at the end of period                                                     277,805             82,807               N/A

JNL/PIMCO Total Return Bond Division271

  Accumulation unit value:
    Beginning of period                                                    $13.48              $13.18               N/A
    End of period                                                          $13.87              $13.48               N/A
  Accumulation units outstanding
  at the end of period                                                     890,922            621,948               N/A

JNL/Lazard Small Cap Value Division278

  Accumulation unit value:
    Beginning of period                                                    $12.79              $8.88                N/A
    End of period                                                          $14.53              $12.79               N/A
  Accumulation units outstanding
  at the end of period                                                     314,682            210,425               N/A

JNL/Lazard Mid Cap Value Division274

  Accumulation unit value:
    Beginning of period                                                    $13.94              $10.44               N/A
    End of period                                                          $17.13              $13.94               N/A
  Accumulation units outstanding
  at the end of period                                                     320,022            142,114               N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.63               N/A                 N/A
    End of period                                                          $12.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     694,464              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division307

  Accumulation unit value:
    Beginning of period                                                     $7.55              $5.88                N/A
    End of period                                                           $8.28              $7.55                N/A
  Accumulation units outstanding
  at the end of period                                                     315,293            116,160               N/A

JNL/MCM The DowSM 10 Division182

  Accumulation unit value:
    Beginning of period                                                     $9.45              $7.63               $7.38
    End of period                                                           $9.58              $9.45               $7.63
  Accumulation units outstanding
  at the end of period                                                    3,323,866          1,332,348               -

JNL/MCM The S&P(R) 10 Division182

  Accumulation unit value:
    Beginning of period                                                     $8.57              $7.32               $8.46
    End of period                                                           $9.94              $8.57               $7.32
  Accumulation units outstanding
  at the end of period                                                    3,073,786          1,130,204               -

JNL/MCM Global 15 Division182

  Accumulation unit value:
    Beginning of period                                                     $9.31              $7.10               $7.47
    End of period                                                          $11.75              $9.31               $7.10
  Accumulation units outstanding
  at the end of period                                                    2,791,850           944,569                -

JNL/MCM 25 Division182

  Accumulation unit value:
    Beginning of period                                                     $9.95              $7.60               $8.15
    End of period                                                          $11.94              $9.95               $7.60
  Accumulation units outstanding
  at the end of period                                                    2,738,002          1,060,713               -

JNL/MCM Select Small-Cap Division182

  Accumulation unit value:
    Beginning of period                                                    $16.57              $11.36             $11.35
    End of period                                                          $18.37              $16.57             $11.36
  Accumulation units outstanding
  at the end of period                                                    1,592,203           590,024                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division488

  Accumulation unit value:
    Beginning of period                                                     $5.90               N/A                 N/A
    End of period                                                           $5.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     115,754              N/A                 N/A

JNL/MCM Healthcare Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.34               N/A
    End of period                                                          $10.75              $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                     154,680              542                 N/A

JNL/MCM Financial Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.60               N/A
    End of period                                                          $12.09              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                     75,068               529                 N/A

JNL/MCM Oil & Gas Sector Division488

  Accumulation unit value:
    Beginning of period                                                    $13.42               N/A                 N/A
    End of period                                                          $17.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     140,481              N/A                 N/A

JNL/MCM Consumer Brands Sector Division487

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,567               N/A                 N/A

JNL/MCM Communications Sector Division488

  Accumulation unit value:
    Beginning of period                                                     $4.03               N/A                 N/A
    End of period                                                           $4.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     85,003               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division274

  Accumulation unit value:
    Beginning of period                                                     $6.45              $4.73                N/A
    End of period                                                           $7.54              $6.45                N/A
  Accumulation units outstanding
  at the end of period                                                     69,530              58,509               N/A

JNL/FMR Balanced Division284

  Accumulation unit value:
    Beginning of period                                                     $9.41              $8.14                N/A
    End of period                                                          $10.15              $9.41                N/A
  Accumulation units outstanding
  at the end of period                                                     308,511            240,075               N/A

JNL/T. Rowe Price Value Division277

  Accumulation unit value:
    Beginning of period                                                    $11.59              $8.36                N/A
    End of period                                                          $13.16              $11.59               N/A
  Accumulation units outstanding
  at the end of period                                                     734,379            391,316               N/A

JNL/MCM S&P 500 Index Division272

  Accumulation unit value:
    Beginning of period                                                     $9.67              $7.31                N/A
    End of period                                                          $10.48              $9.67                N/A
  Accumulation units outstanding
  at the end of period                                                    2,064,234           987,736               N/A

JNL/MCM S&P 400 MidCap Index Division272

  Accumulation unit value:
    Beginning of period                                                    $11.24              $7.95                N/A
    End of period                                                          $12.83              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                    1,334,828           622,504               N/A

JNL/MCM Small Cap Index Division272

  Accumulation unit value:
    Beginning of period                                                    $11.36              $7.41                N/A
    End of period                                                          $13.14              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                    1,030,365           457,554               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division272

  Accumulation unit value:
    Beginning of period                                                    $11.52              $8.12                N/A
    End of period                                                          $13.56              $11.52               N/A
  Accumulation units outstanding
  at the end of period                                                    1,062,863           414,962               N/A

JNL/MCM Bond Index Division272

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.76               N/A
    End of period                                                          $11.08              $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                     759,437            280,251               N/A

JNL/Oppenheimer Global Growth Division279

  Accumulation unit value:
    Beginning of period                                                     $9.72              $6.57                N/A
    End of period                                                          $11.30              $9.72                N/A
  Accumulation units outstanding
  at the end of period                                                     441,117            230,217               N/A

JNL/Oppenheimer Growth Division285

  Accumulation unit value:
    Beginning of period                                                     $7.96              $6.47                N/A
    End of period                                                           $8.18              $7.96                N/A
  Accumulation units outstanding
  at the end of period                                                     103,692             48,275               N/A

JNL/AIM Large Cap Growth Division274

  Accumulation unit value:
    Beginning of period                                                    $10.29              $7.86                N/A
    End of period                                                          $11.15              $10.29               N/A
  Accumulation units outstanding
  at the end of period                                                     358,184            178,781               N/A

JNL/AIM Small Cap Growth Division274

  Accumulation unit value:
    Beginning of period                                                    $11.30              $7.75                N/A
    End of period                                                          $11.89              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                     185,860            138,330               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division278

  Accumulation unit value:
    Beginning of period                                                     $9.42              $7.39                N/A
    End of period                                                           $9.21              $9.42                N/A
  Accumulation units outstanding
  at the end of period                                                        -                14,913               N/A

JNL/Select Value Division278

  Accumulation unit value:
    Beginning of period                                                    $14.51              $10.29               N/A
    End of period                                                          $16.41              $14.51               N/A
  Accumulation units outstanding
  at the end of period                                                     191,342             78,153               N/A

JNL/MCM Nasdaq 15 Division689

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     44,593               N/A                 N/A

JNL/MCM Value Line 25 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     154,601              N/A                 N/A

JNL/MCM VIP Division686

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     101,868              N/A                 N/A

JNL/MCM JNL 5 Division680

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     301,453              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division269

  Accumulation unit value:
    Beginning of period                                                    $11.60              $9.72                N/A
    End of period                                                          $12.52              $11.60               N/A
  Accumulation units outstanding
  at the end of period                                                    1,517,827           855,504               N/A

JNL/S&P Managed Growth Division270

  Accumulation unit value:
    Beginning of period                                                    $11.68              $9.49                N/A
    End of period                                                          $12.82              $11.68               N/A
  Accumulation units outstanding
  at the end of period                                                    3,979,383          1,937,017              N/A

JNL/S&P Managed Aggressive Growth Division286

  Accumulation unit value:
    Beginning of period                                                    $11.35              $8.40                N/A
    End of period                                                          $12.59              $11.35               N/A
  Accumulation units outstanding
  at the end of period                                                    2,477,770           447,513               N/A

JNL/S&P Very Aggressive Growth Division I284

  Accumulation unit value:
    Beginning of period                                                    $10.95              $7.75                N/A
    End of period                                                          $11.20              $10.95               N/A
  Accumulation units outstanding
  at the end of period                                                        -               304,722               N/A

JNL/S&P Equity Growth Division I273

  Accumulation unit value:
    Beginning of period                                                    $10.23              $7.66                N/A
    End of period                                                          $10.42              $10.23               N/A
  Accumulation units outstanding
  at the end of period                                                        -               342,592               N/A

JNL/S&P Equity Aggressive Growth Division I311

  Accumulation unit value:
    Beginning of period                                                    $10.46              $8.20                N/A
    End of period                                                          $10.68              $10.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                96,484               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division353

  Accumulation unit value:
    Beginning of period                                                     $9.97              $8.75                N/A
    End of period                                                          $10.16              $9.97                N/A
  Accumulation units outstanding
  at the end of period                                                        -                32,367               N/A

JNL/S&P Core Index 100 Division279

  Accumulation unit value:
    Beginning of period                                                    $10.27              $8.23                N/A
    End of period                                                          $10.45              $10.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -               130,451               N/A

JNL/S&P Core Index 75 Division372

  Accumulation unit value:
    Beginning of period                                                    $10.13              $8.96                N/A
    End of period                                                          $10.34              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                70,224               N/A

JNL/S&P Managed Conservative Division703

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,172               N/A                 N/A

JNL/S&P Managed Moderate Division678

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     133,708              N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.545% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
 PREMIUM CREDIT 2%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMPOUNDING DEATH BENEFIT AND
  PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division164

  Accumulation unit value:
    Beginning of period                                                    $23.42              $17.56             $16.85
    End of period                                                          $25.75              $23.42             $17.56
  Accumulation units outstanding
  at the end of period                                                     21,339              53,941               66

JNL/FMR Capital Growth Division263

  Accumulation unit value:
    Beginning of period                                                    $17.83              $13.00               N/A
    End of period                                                          $20.72              $17.83               N/A
  Accumulation units outstanding
  at the end of period                                                     20,795              21,738               N/A

JNL/Select Global Growth Division720

  Accumulation unit value:
    Beginning of period                                                    $22.52               N/A                 N/A
    End of period                                                          $22.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       388                N/A                 N/A

JNL/Alger Growth Division164

  Accumulation unit value:
    Beginning of period                                                    $16.65              $12.50             $12.75
    End of period                                                          $17.22              $16.65             $12.50
  Accumulation units outstanding
  at the end of period                                                     28,326              35,744              3,303







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division132

  Accumulation unit value:
    Beginning of period                                                    $16.22              $13.23             $15.57
    End of period                                                          $16.98              $16.22             $13.23
  Accumulation units outstanding
  at the end of period                                                     21,656              19,950              4,917

JNL/Eagle SmallCap Equity Division132

  Accumulation unit value:
    Beginning of period                                                    $16.53              $12.00             $14.84
    End of period                                                          $19.34              $16.53             $12.00
  Accumulation units outstanding
  at the end of period                                                     19,439              15,656              2,650

JNL/Select Balanced Division129

  Accumulation unit value:
    Beginning of period                                                    $20.80              $17.38             $18.72
    End of period                                                          $22.71              $20.80             $17.38
  Accumulation units outstanding
  at the end of period                                                     49,577              32,059              1,033

JNL/Putnam Equity Division326

  Accumulation unit value:
    Beginning of period                                                    $17.89              $15.19               N/A
    End of period                                                          $19.91              $17.89               N/A
  Accumulation units outstanding
  at the end of period                                                      2,614              3,288                N/A

JNL/PPM America High Yield Bond Division164

  Accumulation unit value:
    Beginning of period                                                    $15.31              $13.10             $12.34
    End of period                                                          $15.81              $15.31             $13.10
  Accumulation units outstanding
  at the end of period                                                        -                99,880              2,634

JNL/Select Money Market Division161

  Accumulation unit value:
    Beginning of period                                                    $12.16              $12.29             $12.32
    End of period                                                          $12.07              $12.16             $12.29
  Accumulation units outstanding
  at the end of period                                                     76,292              63,561              7,315








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division164

  Accumulation unit value:
    Beginning of period                                                    $18.09              $14.75             $14.35
    End of period                                                          $19.55              $18.09             $14.75
  Accumulation units outstanding
  at the end of period                                                     21,426              28,142              4,743

JNL/Salomon Brothers Strategic Bond Division164

  Accumulation unit value:
    Beginning of period                                                    $17.45              $15.61             $14.59
    End of period                                                          $18.37              $17.45             $15.61
  Accumulation units outstanding
  at the end of period                                                     55,467              33,046              1,390

JNL/Salomon Brothers U.S. Government & Quality Bond Division132

  Accumulation unit value:
    Beginning of period                                                    $15.03              $15.08             $14.04
    End of period                                                          $15.37              $15.03             $15.08
  Accumulation units outstanding
  at the end of period                                                     50,258              57,229             17,779

JNL/T. Rowe Price Established Growth Division160

  Accumulation unit value:
    Beginning of period                                                    $23.50              $18.29             $18.58
    End of period                                                          $25.43              $23.50             $18.29
  Accumulation units outstanding
  at the end of period                                                     61,193              46,762              2,757

JNL/JPMorgan International Equity Division159

  Accumulation unit value:
    Beginning of period                                                    $11.61              $9.17               $9.76
    End of period                                                          $13.29              $11.61              $9.17
  Accumulation units outstanding
  at the end of period                                                     19,980              19,379              4,655

JNL/T. Rowe Price Mid-Cap Growth Division164

  Accumulation unit value:
    Beginning of period                                                    $28.40              $20.81             $20.03
    End of period                                                          $33.01              $28.40             $20.81
  Accumulation units outstanding
  at the end of period                                                     44,442              51,055              3,108








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division159

  Accumulation unit value:
    Beginning of period                                                     $9.39              $7.67               $8.10
    End of period                                                           $9.83              $9.39               $7.67
  Accumulation units outstanding
  at the end of period                                                     12,422             124,217              8,456

JNL/JPMorgan International Value Division323

  Accumulation unit value:
    Beginning of period                                                     $8.59              $6.42                N/A
    End of period                                                          $10.36              $8.59                N/A
  Accumulation units outstanding
  at the end of period                                                     46,378              21,969               N/A

JNL/PIMCO Total Return Bond Division126

  Accumulation unit value:
    Beginning of period                                                    $13.45              $13.03             $12.47
    End of period                                                          $13.83              $13.45             $13.03
  Accumulation units outstanding
  at the end of period                                                     211,650            260,024             23,571

JNL/Lazard Small Cap Value Division129

  Accumulation unit value:
    Beginning of period                                                    $12.75              $9.33              $11.44
    End of period                                                          $14.49              $12.75              $9.33
  Accumulation units outstanding
  at the end of period                                                     61,703              65,931              4,788

JNL/Lazard Mid Cap Value Division129

  Accumulation unit value:
    Beginning of period                                                    $13.90              $10.95             $12.87
    End of period                                                          $17.07              $13.90             $10.95
  Accumulation units outstanding
  at the end of period                                                     65,983              97,038              6,664

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.59               N/A                 N/A
    End of period                                                          $12.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     96,607               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division263

  Accumulation unit value:
    Beginning of period                                                     $7.54              $5.71                N/A
    End of period                                                           $8.26              $7.54                N/A
  Accumulation units outstanding
  at the end of period                                                     95,963              68,767               N/A

JNL/MCM The DowSM 10 Division126

  Accumulation unit value:
    Beginning of period                                                     $9.43              $7.62               $9.18
    End of period                                                           $9.55              $9.43               $7.62
  Accumulation units outstanding
  at the end of period                                                     517,890            418,071             36,225

JNL/MCM The S&P(R) 10 Division126

  Accumulation unit value:
    Beginning of period                                                     $8.56              $7.31               $9.93
    End of period                                                           $9.91              $8.56               $7.31
  Accumulation units outstanding
  at the end of period                                                     452,925            342,089             30,184

JNL/MCM Global 15 Division144

  Accumulation unit value:
    Beginning of period                                                     $9.29              $7.09               $8.32
    End of period                                                          $11.72              $9.29               $7.09
  Accumulation units outstanding
  at the end of period                                                     332,195            193,739             25,238

JNL/MCM 25 Division126

  Accumulation unit value:
    Beginning of period                                                     $9.93              $7.59               $9.55
    End of period                                                          $11.92              $9.93               $7.59
  Accumulation units outstanding
  at the end of period                                                     492,656            359,606             39,076

JNL/MCM Select Small-Cap Division126

  Accumulation unit value:
    Beginning of period                                                    $16.53              $11.34             $14.47
    End of period                                                          $18.33              $16.53             $11.34
  Accumulation units outstanding
  at the end of period                                                     196,608            144,327             21,069








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division521

  Accumulation unit value:
    Beginning of period                                                     $5.70               N/A                 N/A
    End of period                                                           $5.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       487                N/A                 N/A

JNL/MCM Healthcare Sector Division486

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.52               N/A
    End of period                                                          $10.72              $10.52               N/A
  Accumulation units outstanding
  at the end of period                                                      8,448              1,926                N/A

JNL/MCM Financial Sector Division496

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $12.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       703                N/A                 N/A

JNL/MCM Oil & Gas Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $13.18              $12.97               N/A
    End of period                                                          $17.31              $13.18               N/A
  Accumulation units outstanding
  at the end of period                                                     22,442               193                 N/A

JNL/MCM Consumer Brands Sector Division569

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,401               N/A                 N/A

JNL/MCM Communications Sector Division514

  Accumulation unit value:
    Beginning of period                                                     $4.31               N/A                 N/A
    End of period                                                           $4.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,260               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division164

  Accumulation unit value:
    Beginning of period                                                     $6.44              $4.90               $4.87
    End of period                                                           $7.53              $6.44               $4.90
  Accumulation units outstanding
  at the end of period                                                     39,385              51,333               182

JNL/FMR Balanced Division160

  Accumulation unit value:
    Beginning of period                                                     $9.40              $8.39               $8.45
    End of period                                                          $10.13              $9.40               $8.39
  Accumulation units outstanding
  at the end of period                                                     65,566              74,257              6,710

JNL/T. Rowe Price Value Division129

  Accumulation unit value:
    Beginning of period                                                    $11.57              $9.05              $10.89
    End of period                                                          $13.13              $11.57              $9.05
  Accumulation units outstanding
  at the end of period                                                     126,107             75,681             13,495

JNL/MCM S&P 500 Index Division126

  Accumulation unit value:
    Beginning of period                                                     $9.66              $7.68               $9.33
    End of period                                                          $10.47              $9.66               $7.68
  Accumulation units outstanding
  at the end of period                                                     264,990            227,623              4,153

JNL/MCM S&P 400 MidCap Index Division126

  Accumulation unit value:
    Beginning of period                                                    $11.23              $8.48              $10.50
    End of period                                                          $12.81              $11.23              $8.48
  Accumulation units outstanding
  at the end of period                                                     184,969            144,620              4,047

JNL/MCM Small Cap Index Division196

  Accumulation unit value:
    Beginning of period                                                    $11.35              $7.90               $7.51
    End of period                                                          $13.13              $11.35              $7.90
  Accumulation units outstanding
  at the end of period                                                     131,913            121,413              2,031








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division126

  Accumulation unit value:
    Beginning of period                                                    $11.51              $8.51              $10.54
    End of period                                                          $13.54              $11.51              $8.51
  Accumulation units outstanding
  at the end of period                                                     121,736             67,918              2,229

JNL/MCM Bond Index Division249

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.61               N/A
    End of period                                                          $11.07              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                     65,895              48,488               N/A

JNL/Oppenheimer Global Growth Division132

  Accumulation unit value:
    Beginning of period                                                     $9.71              $7.02               $8.72
    End of period                                                          $11.28              $9.71               $7.02
  Accumulation units outstanding
  at the end of period                                                     56,222              54,230             15,294

JNL/Oppenheimer Growth Division164

  Accumulation unit value:
    Beginning of period                                                     $7.95              $6.86               $7.11
    End of period                                                           $8.16              $7.95               $6.86
  Accumulation units outstanding
  at the end of period                                                     14,312              13,770              3,396

JNL/AIM Large Cap Growth Division164

  Accumulation unit value:
    Beginning of period                                                    $10.28              $8.03               $8.13
    End of period                                                          $11.13              $10.28              $8.03
  Accumulation units outstanding
  at the end of period                                                     75,543              54,225              2,287

JNL/AIM Small Cap Growth Division159

  Accumulation unit value:
    Beginning of period                                                    $11.29              $8.28               $8.43
    End of period                                                          $11.87              $11.29              $8.28
  Accumulation units outstanding
  at the end of period                                                     32,620              33,557              3,341








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division263

  Accumulation unit value:
    Beginning of period                                                     $9.41              $7.41                N/A
    End of period                                                           $9.20              $9.41                N/A
  Accumulation units outstanding
  at the end of period                                                        -                24,510               N/A

JNL/Select Value Division161

  Accumulation unit value:
    Beginning of period                                                    $14.50              $10.66               N/A
    End of period                                                          $16.39              $14.50               N/A
  Accumulation units outstanding
  at the end of period                                                     22,006              14,843               N/A

JNL/MCM Nasdaq 15 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,980               N/A                 N/A

JNL/MCM Value Line 25 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,436               N/A                 N/A

JNL/MCM VIP Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,712               N/A                 N/A

JNL/MCM JNL 5 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     43,618               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division138

  Accumulation unit value:
    Beginning of period                                                    $11.57              $9.98              $10.42
    End of period                                                          $12.48              $11.57              $9.98
  Accumulation units outstanding
  at the end of period                                                     330,115            241,300             27,490

JNL/S&P Managed Growth Division123

  Accumulation unit value:
    Beginning of period                                                    $11.65              $9.72              $11.06
    End of period                                                          $12.79              $11.65              $9.72
  Accumulation units outstanding
  at the end of period                                                     707,851            698,075             32,796

JNL/S&P Managed Aggressive Growth Division138

  Accumulation unit value:
    Beginning of period                                                    $11.32              $9.07              $10.13
    End of period                                                          $12.56              $11.32              $9.07
  Accumulation units outstanding
  at the end of period                                                     403,276            101,373              2,407

JNL/S&P Very Aggressive Growth Division I139

  Accumulation unit value:
    Beginning of period                                                    $10.92              $8.50               $9.72
    End of period                                                          $11.17              $10.92              $8.50
  Accumulation units outstanding
  at the end of period                                                        -                33,606              1,170

JNL/S&P Equity Growth Division I162

  Accumulation unit value:
    Beginning of period                                                    $10.20              $8.00               $8.05
    End of period                                                          $10.38              $10.20              $8.00
  Accumulation units outstanding
  at the end of period                                                        -               129,835             65,085

JNL/S&P Equity Aggressive Growth Division I158

  Accumulation unit value:
    Beginning of period                                                    $10.43              $8.15               $7.95
    End of period                                                          $10.65              $10.43              $8.15
  Accumulation units outstanding
  at the end of period                                                        -                44,889              5,611








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division263

  Accumulation unit value:
    Beginning of period                                                     $9.96              $7.43                N/A
    End of period                                                          $10.15              $9.96                N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,078                N/A

JNL/S&P Core Index 100 Division170

  Accumulation unit value:
    Beginning of period                                                    $10.26              $8.53               $8.77
    End of period                                                          $10.44              $10.26              $8.53
  Accumulation units outstanding
  at the end of period                                                        -               103,869               316

JNL/S&P Core Index 75 Division235

  Accumulation unit value:
    Beginning of period                                                    $10.12              $8.13               $8.53
    End of period                                                          $10.33              $10.12              $8.13
  Accumulation units outstanding
  at the end of period                                                        -                25,992              7,566

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,797               N/A                 N/A

JNL/S&P Managed Moderate Division694

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,830               N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.55% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
4% ROLL-UP DEATH BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL COMBINATION
4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
EARNINGSMAX
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINATION 5% ROLL-UP AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
3% ROLL-UP DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 5% ROLL-UP DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division628

  Accumulation unit value:
    Beginning of period                                                    $22.90               N/A                 N/A
    End of period                                                          $25.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,171               N/A                 N/A

JNL/FMR Capital Growth Division612

  Accumulation unit value:
    Beginning of period                                                    $18.31               N/A                 N/A
    End of period                                                          $20.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,739               N/A                 N/A

JNL/Select Global Growth Division650

  Accumulation unit value:
    Beginning of period                                                    $19.75               N/A                 N/A
    End of period                                                          $22.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,514               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division439

  Accumulation unit value:
    Beginning of period                                                    $16.64              $15.55               N/A
    End of period                                                          $17.21              $16.64               N/A
  Accumulation units outstanding
  at the end of period                                                      9,570               213                 N/A

JNL/Eagle Core Equity Division439

  Accumulation unit value:
    Beginning of period                                                    $16.22              $15.03               N/A
    End of period                                                          $16.98              $16.22               N/A
  Accumulation units outstanding
  at the end of period                                                     11,582               360                 N/A

JNL/Eagle SmallCap Equity Division468

  Accumulation unit value:
    Beginning of period                                                    $16.53              $16.53               N/A
    End of period                                                          $19.33              $16.53               N/A
  Accumulation units outstanding
  at the end of period                                                      3,273               151                 N/A

JNL/Select Balanced Division443

  Accumulation unit value:
    Beginning of period                                                    $20.79              $19.80               N/A
    End of period                                                          $22.70              $20.79               N/A
  Accumulation units outstanding
  at the end of period                                                     36,531              3,265                N/A

JNL/Putnam Equity Division581

  Accumulation unit value:
    Beginning of period                                                    $17.55               N/A                 N/A
    End of period                                                          $19.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,641               N/A                 N/A

JNL/PPM America High Yield Bond Division428

  Accumulation unit value:
    Beginning of period                                                    $15.30              $14.70               N/A
    End of period                                                          $15.81              $15.30               N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,387                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division413

  Accumulation unit value:
    Beginning of period                                                    $12.15              $12.19               N/A
    End of period                                                          $12.06              $12.15               N/A
  Accumulation units outstanding
  at the end of period                                                     43,153              2,036                N/A

JNL/Putnam Value Equity Division456

  Accumulation unit value:
    Beginning of period                                                    $18.08              $16.92               N/A
    End of period                                                          $19.54              $18.08               N/A
  Accumulation units outstanding
  at the end of period                                                      2,355               771                 N/A

JNL/Salomon Brothers Strategic Bond Division439

  Accumulation unit value:
    Beginning of period                                                    $17.44              $17.06               N/A
    End of period                                                          $18.36              $17.44               N/A
  Accumulation units outstanding
  at the end of period                                                     21,247              1,075                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division459

  Accumulation unit value:
    Beginning of period                                                    $15.02              $15.01               N/A
    End of period                                                          $15.36              $15.02               N/A
  Accumulation units outstanding
  at the end of period                                                     15,390              1,067                N/A

JNL/T. Rowe Price Established Growth Division439

  Accumulation unit value:
    Beginning of period                                                    $23.49              $21.79               N/A
    End of period                                                          $25.42              $23.49               N/A
  Accumulation units outstanding
  at the end of period                                                     20,525              3,946                N/A

JNL/JPMorgan International Equity Division470

  Accumulation unit value:
    Beginning of period                                                    $11.60              $11.06               N/A
    End of period                                                          $13.29              $11.60               N/A
  Accumulation units outstanding
  at the end of period                                                      6,650              1,056                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division447

  Accumulation unit value:
    Beginning of period                                                    $28.39              $27.39               N/A
    End of period                                                          $33.00              $28.39               N/A
  Accumulation units outstanding
  at the end of period                                                     32,413              2,203                N/A

JNL/Alliance Capital Growth Division536

  Accumulation unit value:
    Beginning of period                                                     $9.26               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,128               N/A                 N/A

JNL/JPMorgan International Value Division549

  Accumulation unit value:
    Beginning of period                                                     $9.25               N/A                 N/A
    End of period                                                          $10.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,824               N/A                 N/A

JNL/PIMCO Total Return Bond Division448

  Accumulation unit value:
    Beginning of period                                                    $13.44              $13.29               N/A
    End of period                                                          $13.83              $13.44               N/A
  Accumulation units outstanding
  at the end of period                                                     120,585             5,025                N/A

JNL/Lazard Small Cap Value Division422

  Accumulation unit value:
    Beginning of period                                                    $12.75              $11.38               N/A
    End of period                                                          $14.49              $12.75               N/A
  Accumulation units outstanding
  at the end of period                                                     14,564              3,401                N/A

JNL/Lazard Mid Cap Value Division456

  Accumulation unit value:
    Beginning of period                                                    $13.90              $13.25               N/A
    End of period                                                          $17.07              $13.90               N/A
  Accumulation units outstanding
  at the end of period                                                     17,637              1,458                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.59               N/A                 N/A
    End of period                                                          $12.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     80,530               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division443

  Accumulation unit value:
    Beginning of period                                                     $7.53              $7.05                N/A
    End of period                                                           $8.25              $7.53                N/A
  Accumulation units outstanding
  at the end of period                                                     22,336              3,476                N/A

JNL/MCM The DowSM 10 Division401

  Accumulation unit value:
    Beginning of period                                                     $9.43              $8.43                N/A
    End of period                                                           $9.55              $9.43                N/A
  Accumulation units outstanding
  at the end of period                                                     400,458             13,968               N/A

JNL/MCM The S&P(R) 10 Division401

  Accumulation unit value:
    Beginning of period                                                     $8.55              $7.75                N/A
    End of period                                                           $9.91              $8.55                N/A
  Accumulation units outstanding
  at the end of period                                                     364,425             13,357               N/A

JNL/MCM Global 15 Division401

  Accumulation unit value:
    Beginning of period                                                     $9.29              $8.60                N/A
    End of period                                                          $11.72              $9.29                N/A
  Accumulation units outstanding
  at the end of period                                                     314,362             12,251               N/A

JNL/MCM 25 Division401

  Accumulation unit value:
    Beginning of period                                                     $9.92              $8.59                N/A
    End of period                                                          $11.91              $9.92                N/A
  Accumulation units outstanding
  at the end of period                                                     308,451             13,367               N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division401

  Accumulation unit value:
    Beginning of period                                                    $16.53              $14.77               N/A
    End of period                                                          $18.32              $16.53               N/A
  Accumulation units outstanding
  at the end of period                                                     148,795             8,907                N/A

JNL/MCM Technology Sector Division476

  Accumulation unit value:
    Beginning of period                                                     $5.72              $5.52                N/A
    End of period                                                           $5.69              $5.72                N/A
  Accumulation units outstanding
  at the end of period                                                     129,880             1,022                N/A

JNL/MCM Healthcare Sector Division476

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.22               N/A
    End of period                                                          $10.72              $10.52               N/A
  Accumulation units outstanding
  at the end of period                                                     42,891               552                 N/A

JNL/MCM Financial Sector Division476

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.47               N/A
    End of period                                                          $12.06              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                     51,142               539                 N/A

JNL/MCM Oil & Gas Sector Division507

  Accumulation unit value:
    Beginning of period                                                    $13.44               N/A                 N/A
    End of period                                                          $17.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,382               N/A                 N/A

JNL/MCM Consumer Brands Sector Division476

  Accumulation unit value:
    Beginning of period                                                     $9.99              $9.61                N/A
    End of period                                                          $10.83              $9.99                N/A
  Accumulation units outstanding
  at the end of period                                                      4,607               587                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division507

  Accumulation unit value:
    Beginning of period                                                     $4.14               N/A                 N/A
    End of period                                                           $4.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,760               N/A                 N/A

JNL/Putnam Midcap Growth Division497

  Accumulation unit value:
    Beginning of period                                                     $6.75               N/A                 N/A
    End of period                                                           $7.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,282               N/A                 N/A

JNL/FMR Balanced Division439

  Accumulation unit value:
    Beginning of period                                                     $9.40              $8.99                N/A
    End of period                                                          $10.12              $9.40                N/A
  Accumulation units outstanding
  at the end of period                                                     70,072              3,110                N/A

JNL/T. Rowe Price Value Division443

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.71               N/A
    End of period                                                          $13.13              $11.57               N/A
  Accumulation units outstanding
  at the end of period                                                     108,413             6,820                N/A

JNL/MCM S&P 500 Index Division401

  Accumulation unit value:
    Beginning of period                                                     $9.66              $8.77                N/A
    End of period                                                          $10.47              $9.66                N/A
  Accumulation units outstanding
  at the end of period                                                     335,396             24,066               N/A

JNL/MCM S&P 400 MidCap Index Division401

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.16               N/A
    End of period                                                          $12.81              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     161,787             12,556               N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division401

  Accumulation unit value:
    Beginning of period                                                    $11.35              $10.18               N/A
    End of period                                                          $13.12              $11.35               N/A
  Accumulation units outstanding
  at the end of period                                                     139,531             7,856                N/A

JNL/MCM International Index Division401

  Accumulation unit value:
    Beginning of period                                                    $11.51              $9.63                N/A
    End of period                                                          $13.54              $11.51               N/A
  Accumulation units outstanding
  at the end of period                                                     131,445             6,899                N/A

JNL/MCM Bond Index Division401

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.61               N/A
    End of period                                                          $11.06              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                     128,154             2,185                N/A

JNL/Oppenheimer Global Growth Division455

  Accumulation unit value:
    Beginning of period                                                     $9.71              $9.09                N/A
    End of period                                                          $11.28              $9.71                N/A
  Accumulation units outstanding
  at the end of period                                                     67,413              2,768                N/A

JNL/Oppenheimer Growth Division456

  Accumulation unit value:
    Beginning of period                                                     $7.95              $7.67                N/A
    End of period                                                           $8.16              $7.95                N/A
  Accumulation units outstanding
  at the end of period                                                      7,845               639                 N/A

JNL/AIM Large Cap Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.28              $9.88                N/A
    End of period                                                          $11.13              $10.28               N/A
  Accumulation units outstanding
  at the end of period                                                     13,465              1,810                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division434

  Accumulation unit value:
    Beginning of period                                                    $11.28              $11.00               N/A
    End of period                                                          $11.87              $11.28               N/A
  Accumulation units outstanding
  at the end of period                                                     14,291              3,608                N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division439

  Accumulation unit value:
    Beginning of period                                                    $14.50              $13.17               N/A
    End of period                                                          $16.39              $14.50               N/A
  Accumulation units outstanding
  at the end of period                                                     19,806              1,924                N/A

JNL/MCM Nasdaq 15 Division680

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,025               N/A                 N/A

JNL/MCM Value Line 25 Division680

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,975               N/A                 N/A

JNL/MCM VIP Division680

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,905               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division684

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     84,294               N/A                 N/A

JNL/S&P Managed Moderate Growth Division449

  Accumulation unit value:
    Beginning of period                                                    $11.57              $11.14               N/A
    End of period                                                          $12.48              $11.57               N/A
  Accumulation units outstanding
  at the end of period                                                     232,780             34,168               N/A

JNL/S&P Managed Growth Division421

  Accumulation unit value:
    Beginning of period                                                    $11.65              $10.74               N/A
    End of period                                                          $12.78              $11.65               N/A
  Accumulation units outstanding
  at the end of period                                                     318,123             38,141               N/A

JNL/S&P Managed Aggressive Growth Division434

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.76               N/A
    End of period                                                          $12.55              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                     156,327             12,896               N/A

JNL/S&P Very Aggressive Growth Division I475

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.50               N/A
    End of period                                                          $11.16              $10.92               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 587                 N/A

JNL/S&P Equity Growth Division I434

  Accumulation unit value:
    Beginning of period                                                    $10.20              $9.66                N/A
    End of period                                                          $10.38              $10.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,195                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I434

  Accumulation unit value:
    Beginning of period                                                    $10.43              $9.89                N/A
    End of period                                                          $10.65              $10.43               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,124                N/A

JNL/S&P Core Index 50 Division525

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division451

  Accumulation unit value:
    Beginning of period                                                    $10.26              $9.78                N/A
    End of period                                                          $10.44              $10.26               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,699                N/A

JNL/S&P Core Index 75 Division642

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division683

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,106               N/A                 N/A

JNL/S&P Managed Moderate Division694

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,369               N/A                 N/A








ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.56% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division625

  Accumulation unit value:
    Beginning of period                                                    $22.78               N/A                 N/A
    End of period                                                          $25.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,619               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division230

  Accumulation unit value:
    Beginning of period                                                    $16.20              $13.22             $13.75
    End of period                                                          $16.96              $16.20             $13.22
  Accumulation units outstanding
  at the end of period                                                      2,037               815                 484

JNL/Eagle SmallCap Equity Division230

  Accumulation unit value:
    Beginning of period                                                    $16.51              $11.98             $11.67
    End of period                                                          $19.31              $16.51             $11.98
  Accumulation units outstanding
  at the end of period                                                      1,769               459                 285

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division414

  Accumulation unit value:
    Beginning of period                                                    $15.29              $14.57               N/A
    End of period                                                          $15.79              $15.29               N/A
  Accumulation units outstanding
  at the end of period                                                        -               176,225               N/A

JNL/Select Money Market Division226

  Accumulation unit value:
    Beginning of period                                                    $12.14              $12.28             $12.29
    End of period                                                          $12.05              $12.14             $12.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division414

  Accumulation unit value:
    Beginning of period                                                    $17.43              $16.96               N/A
    End of period                                                          $18.34              $17.43               N/A
  Accumulation units outstanding
  at the end of period                                                        -               151,417               N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division230

  Accumulation unit value:
    Beginning of period                                                    $23.47              $18.26             $19.13
    End of period                                                          $25.39              $23.47             $18.26
  Accumulation units outstanding
  at the end of period                                                      2,488               582                 348

JNL/JPMorgan International Equity Division230

  Accumulation unit value:
    Beginning of period                                                    $11.59              $9.16               $9.34
    End of period                                                          $13.28              $11.59              $9.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                  713

JNL/T. Rowe Price Mid-Cap Growth Division230

  Accumulation unit value:
    Beginning of period                                                    $28.37              $20.79             $21.32
    End of period                                                          $32.96              $28.37             $20.79
  Accumulation units outstanding
  at the end of period                                                     14,241               255                 156








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division625

  Accumulation unit value:
    Beginning of period                                                     $8.79               N/A                 N/A
    End of period                                                           $9.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     42,878               N/A                 N/A

JNL/JPMorgan International Value Division625

  Accumulation unit value:
    Beginning of period                                                     $8.62               N/A                 N/A
    End of period                                                          $10.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     43,379               N/A                 N/A

JNL/PIMCO Total Return Bond Division230

  Accumulation unit value:
    Beginning of period                                                    $13.44              $13.02             $12.84
    End of period                                                          $13.82              $13.44             $13.02
  Accumulation units outstanding
  at the end of period                                                      1,443              1,752               1,038

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.58               N/A                 N/A
    End of period                                                          $12.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     162,480              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division421

  Accumulation unit value:
    Beginning of period                                                     $9.43              $8.09                N/A
    End of period                                                           $9.55              $9.43                N/A
  Accumulation units outstanding
  at the end of period                                                     62,113              25,018               N/A

JNL/MCM The S&P(R) 10 Division421

  Accumulation unit value:
    Beginning of period                                                     $8.55              $7.55                N/A
    End of period                                                           $9.90              $8.55                N/A
  Accumulation units outstanding
  at the end of period                                                     66,289              27,159               N/A

JNL/MCM Global 15 Division421

  Accumulation unit value:
    Beginning of period                                                     $9.29              $8.51                N/A
    End of period                                                          $11.71              $9.29                N/A
  Accumulation units outstanding
  at the end of period                                                     57,478              23,559               N/A

JNL/MCM 25 Division421

  Accumulation unit value:
    Beginning of period                                                     $9.92              $8.29                N/A
    End of period                                                          $11.91              $9.92                N/A
  Accumulation units outstanding
  at the end of period                                                     56,702              24,630               N/A

JNL/MCM Select Small-Cap Division421

  Accumulation unit value:
    Beginning of period                                                    $16.52              $14.33               N/A
    End of period                                                          $18.31              $16.52               N/A
  Accumulation units outstanding
  at the end of period                                                     34,991              14,025               N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division537

  Accumulation unit value:
    Beginning of period                                                    $13.87               N/A                 N/A
    End of period                                                          $17.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,774               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division230

  Accumulation unit value:
    Beginning of period                                                    $11.57              $9.05               $9.12
    End of period                                                          $13.12              $11.57              $9.05
  Accumulation units outstanding
  at the end of period                                                      2,019              1,213                730

JNL/MCM S&P 500 Index Division230

  Accumulation unit value:
    Beginning of period                                                     $9.66              $7.67               $7.98
    End of period                                                          $10.46              $9.66               $7.67
  Accumulation units outstanding
  at the end of period                                                      1,859              1,398                834

JNL/MCM S&P 400 MidCap Index Division230

  Accumulation unit value:
    Beginning of period                                                    $11.23              $8.48               $8.59
    End of period                                                          $12.80              $11.23              $8.48
  Accumulation units outstanding
  at the end of period                                                      2,545              1,277                775

JNL/MCM Small Cap Index Division230

  Accumulation unit value:
    Beginning of period                                                    $11.35              $7.90               $8.03
    End of period                                                          $13.12              $11.35              $7.90
  Accumulation units outstanding
  at the end of period                                                      3,035              1,346                828








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.57               N/A
    End of period                                                          $13.54              $11.51               N/A
  Accumulation units outstanding
  at the end of period                                                      5,039              1,219                N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division625

  Accumulation unit value:
    Beginning of period                                                     $7.39               N/A                 N/A
    End of period                                                           $8.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     51,308               N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.57% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $23.37              $17.53               N/A
    End of period                                                          $25.69              $23.37               N/A
  Accumulation units outstanding
  at the end of period                                                      5,757              5,948                N/A

JNL/FMR Capital Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $17.79              $13.32               N/A
    End of period                                                          $20.67              $17.79               N/A
  Accumulation units outstanding
  at the end of period                                                      2,555              4,155                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division115

  Accumulation unit value:
    Beginning of period                                                    $16.62              $12.48             $17.27
    End of period                                                          $17.18              $16.62             $12.48
  Accumulation units outstanding
  at the end of period                                                      5,621              3,781               2,886








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $16.19              $13.21             $16.64
    End of period                                                          $16.95              $16.19             $13.21
  Accumulation units outstanding
  at the end of period                                                      4,665              4,067               3,130

JNL/Eagle SmallCap Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $16.50              $11.98             $16.42
    End of period                                                          $19.30              $16.50             $11.98
  Accumulation units outstanding
  at the end of period                                                      4,107              3,935               4,551

JNL/Select Balanced Division106

  Accumulation unit value:
    Beginning of period                                                    $20.76              $17.34             $18.62
    End of period                                                          $22.65              $20.76             $17.34
  Accumulation units outstanding
  at the end of period                                                     15,516              8,466               9,871

JNL/Putnam Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $17.85              $14.25             $17.65
    End of period                                                          $19.87              $17.85             $14.25
  Accumulation units outstanding
  at the end of period                                                      2,359              1,855               1,509

JNL/PPM America High Yield Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $15.28              $13.08             $13.11
    End of period                                                          $15.78              $15.28             $13.08
  Accumulation units outstanding
  at the end of period                                                        -                14,376              3,542

JNL/Select Money Market Division118

  Accumulation unit value:
    Beginning of period                                                    $12.13              $12.27             $12.31
    End of period                                                          $12.04              $12.13             $12.27
  Accumulation units outstanding
  at the end of period                                                     33,004              13,813              1,174








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division106

  Accumulation unit value:
    Beginning of period                                                    $18.05              $14.72             $17.96
    End of period                                                          $19.50              $18.05             $14.72
  Accumulation units outstanding
  at the end of period                                                      7,750              15,830             10,746

JNL/Salomon Brothers Strategic Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $17.40              $15.57             $14.95
    End of period                                                          $18.31              $17.40             $15.57
  Accumulation units outstanding
  at the end of period                                                     11,512              6,441                939

JNL/Salomon Brothers U.S. Government & Quality Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $15.00              $15.06             $13.87
    End of period                                                          $15.33              $15.00             $15.06
  Accumulation units outstanding
  at the end of period                                                     18,666              39,198             15,904

JNL/T. Rowe Price Established Growth Division115

  Accumulation unit value:
    Beginning of period                                                    $23.45              $18.25             $22.52
    End of period                                                          $25.37              $23.45             $18.25
  Accumulation units outstanding
  at the end of period                                                     12,828              11,828              6,968

JNL/JPMorgan International Equity Division132

  Accumulation unit value:
    Beginning of period                                                    $11.58              $9.15              $11.29
    End of period                                                          $13.26              $11.58              $9.15
  Accumulation units outstanding
  at the end of period                                                      1,765              7,751               3,268

JNL/T. Rowe Price Mid-Cap Growth Division117

  Accumulation unit value:
    Beginning of period                                                    $28.34              $20.77             $26.75
    End of period                                                          $32.93              $28.34             $20.77
  Accumulation units outstanding
  at the end of period                                                     12,478              5,377               1,982








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.38              $7.66              $10.07
    End of period                                                           $9.82              $9.38               $7.66
  Accumulation units outstanding
  at the end of period                                                      3,738              16,629             11,075

JNL/JPMorgan International Value Division384

  Accumulation unit value:
    Beginning of period                                                     $8.58              $6.85                N/A
    End of period                                                          $10.34              $8.58                N/A
  Accumulation units outstanding
  at the end of period                                                     22,966              13,153               N/A

JNL/PIMCO Total Return Bond Division106

  Accumulation unit value:
    Beginning of period                                                    $13.43              $13.02             $12.39
    End of period                                                          $13.81              $13.43             $13.02
  Accumulation units outstanding
  at the end of period                                                     63,142              71,674             46,377

JNL/Lazard Small Cap Value Division115

  Accumulation unit value:
    Beginning of period                                                    $12.74              $9.32                N/A
    End of period                                                          $14.47              $12.74               N/A
  Accumulation units outstanding
  at the end of period                                                     22,928              23,012               N/A

JNL/Lazard Mid Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $13.88              $10.94               N/A
    End of period                                                          $17.04              $13.88               N/A
  Accumulation units outstanding
  at the end of period                                                     13,387              10,974               N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.57               N/A                 N/A
    End of period                                                          $12.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,034               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division118

  Accumulation unit value:
    Beginning of period                                                     $7.53              $5.92                N/A
    End of period                                                           $8.24              $7.53                N/A
  Accumulation units outstanding
  at the end of period                                                      9,355              4,529                N/A

JNL/MCM The DowSM 10 Division115

  Accumulation unit value:
    Beginning of period                                                     $9.42              $7.61               $9.29
    End of period                                                           $9.54              $9.42               $7.61
  Accumulation units outstanding
  at the end of period                                                     113,256             79,639             39,723

JNL/MCM The S&P(R) 10 Division134

  Accumulation unit value:
    Beginning of period                                                     $8.55              $7.30               $9.64
    End of period                                                           $9.90              $8.55               $7.30
  Accumulation units outstanding
  at the end of period                                                     77,162              59,036             29,641

JNL/MCM Global 15 Division134

  Accumulation unit value:
    Beginning of period                                                     $9.28              $7.08               $8.59
    End of period                                                          $11.71              $9.28               $7.08
  Accumulation units outstanding
  at the end of period                                                     78,259              59,230             28,141

JNL/MCM 25 Division134

  Accumulation unit value:
    Beginning of period                                                     $9.92              $7.58               $9.14
    End of period                                                          $11.90              $9.92               $7.58
  Accumulation units outstanding
  at the end of period                                                     90,007              64,431             28,624

JNL/MCM Select Small-Cap Division134

  Accumulation unit value:
    Beginning of period                                                    $16.51              $11.33             $13.49
    End of period                                                          $18.30              $16.51             $11.33
  Accumulation units outstanding
  at the end of period                                                     47,583              37,695             18,106








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division559

  Accumulation unit value:
    Beginning of period                                                     $5.48               N/A                 N/A
    End of period                                                           $5.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,370               N/A                 N/A

JNL/MCM Healthcare Sector Division519

  Accumulation unit value:
    Beginning of period                                                    $10.95               N/A                 N/A
    End of period                                                          $10.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,274               N/A                 N/A

JNL/MCM Financial Sector Division559

  Accumulation unit value:
    Beginning of period                                                    $10.96               N/A                 N/A
    End of period                                                          $12.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,402               N/A                 N/A

JNL/MCM Oil & Gas Sector Division531

  Accumulation unit value:
    Beginning of period                                                    $14.33               N/A                 N/A
    End of period                                                          $17.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,763               N/A                 N/A

JNL/MCM Consumer Brands Sector Division559

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Communications Sector Division559

  Accumulation unit value:
    Beginning of period                                                     $4.04               N/A                 N/A
    End of period                                                           $4.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $6.44              $4.90               $6.61
    End of period                                                           $7.52              $6.44               $4.90
  Accumulation units outstanding
  at the end of period                                                      9,362              5,460               2,328

JNL/FMR Balanced Division118

  Accumulation unit value:
    Beginning of period                                                     $9.39              $8.39                N/A
    End of period                                                          $10.11              $9.39                N/A
  Accumulation units outstanding
  at the end of period                                                      6,991              5,495                N/A

JNL/T. Rowe Price Value Division118

  Accumulation unit value:
    Beginning of period                                                    $11.56              $9.04              $11.44
    End of period                                                          $13.12              $11.56              $9.04
  Accumulation units outstanding
  at the end of period                                                     57,169              36,315             10,985

JNL/MCM S&P 500 Index Division118

  Accumulation unit value:
    Beginning of period                                                     $9.65              $7.67               $9.68
    End of period                                                          $10.46              $9.65               $7.67
  Accumulation units outstanding
  at the end of period                                                     72,832              54,888             23,061

JNL/MCM S&P 400 MidCap Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.23              $8.48              $10.82
    End of period                                                          $12.80              $11.23              $8.48
  Accumulation units outstanding
  at the end of period                                                     31,831              21,179              9,299

JNL/MCM Small Cap Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.35              $7.90              $10.54
    End of period                                                          $13.12              $11.35              $7.90
  Accumulation units outstanding
  at the end of period                                                     14,784              12,398              5,420








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.50              $8.51              $10.69
    End of period                                                          $13.53              $11.50              $8.51
  Accumulation units outstanding
  at the end of period                                                     21,732              13,311              5,957

JNL/MCM Bond Index Division118

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.69               N/A
    End of period                                                          $11.06              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                     25,791              16,151               N/A

JNL/Oppenheimer Global Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.70              $7.01               $8.72
    End of period                                                          $11.27              $9.70               $7.01
  Accumulation units outstanding
  at the end of period                                                     25,403              15,013              4,749

JNL/Oppenheimer Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $7.95              $6.85               $8.70
    End of period                                                           $8.15              $7.95               $6.85
  Accumulation units outstanding
  at the end of period                                                      8,739              9,191               2,181

JNL/AIM Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.27              $8.03              $10.20
    End of period                                                          $11.13              $10.27              $8.03
  Accumulation units outstanding
  at the end of period                                                     14,946              9,076               2,068

JNL/AIM Small Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.28              $8.28              $11.01
    End of period                                                          $11.87              $11.28              $8.28
  Accumulation units outstanding
  at the end of period                                                     17,073              20,601             10,811








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division117

  Accumulation unit value:
    Beginning of period                                                     $9.40              $7.79              $10.27
    End of period                                                           $9.19              $9.40               $7.79
  Accumulation units outstanding
  at the end of period                                                        -                 187                1,631

JNL/Select Value Division218

  Accumulation unit value:
    Beginning of period                                                    $14.50              $10.93             $10.83
    End of period                                                          $16.38              $14.50             $10.93
  Accumulation units outstanding
  at the end of period                                                      2,432               268                 952

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division717

  Accumulation unit value:
    Beginning of period                                                    $11.03               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,374               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division721

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,745               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.55              $9.97              $11.00
    End of period                                                          $12.46              $11.55              $9.97
  Accumulation units outstanding
  at the end of period                                                     156,987             78,617             59,548

JNL/S&P Managed Growth Division117

  Accumulation unit value:
    Beginning of period                                                    $11.64              $9.71              $11.20
    End of period                                                          $12.76              $11.64              $9.71
  Accumulation units outstanding
  at the end of period                                                     263,509            124,519             63,640

JNL/S&P Managed Aggressive Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.31              $9.06              $11.12
    End of period                                                          $12.54              $11.31              $9.06
  Accumulation units outstanding
  at the end of period                                                     62,725              14,562             12,362

JNL/S&P Very Aggressive Growth Division I152

  Accumulation unit value:
    Beginning of period                                                    $10.91              $8.49               $8.93
    End of period                                                          $11.15              $10.91              $8.49
  Accumulation units outstanding
  at the end of period                                                        -                7,075               2,559

JNL/S&P Equity Growth Division I118

  Accumulation unit value:
    Beginning of period                                                    $10.19              $7.99              $10.25
    End of period                                                          $10.37              $10.19              $7.99
  Accumulation units outstanding
  at the end of period                                                        -                22,446             19,882

JNL/S&P Equity Aggressive Growth Division I118

  Accumulation unit value:
    Beginning of period                                                    $10.41              $8.14              $10.43
    End of period                                                          $10.63              $10.41              $8.14
  Accumulation units outstanding
  at the end of period                                                        -                3,943               3,949








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division497

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division115

  Accumulation unit value:
    Beginning of period                                                    $10.26              $8.53               $9.81
    End of period                                                          $10.44              $10.26              $8.53
  Accumulation units outstanding
  at the end of period                                                        -               135,120             116,290

JNL/S&P Core Index 75 Division117

  Accumulation unit value:
    Beginning of period                                                    $10.12              $8.13               $9.79
    End of period                                                          $10.32              $10.12              $8.13
  Accumulation units outstanding
  at the end of period                                                        -                10,060              2,234

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.60% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX
EARNINGSMAX AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT
COMPOUNDING DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL
  AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMPOUNDING DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division55

  Accumulation unit value:
    Beginning of period                                                    $23.31              $17.49             $23.69
    End of period                                                          $25.62              $23.31             $17.49
  Accumulation units outstanding
  at the end of period                                                     115,406             13,341              3,250

JNL/FMR Capital Growth Division81

  Accumulation unit value:
    Beginning of period                                                    $17.75              $13.29             $17.03
    End of period                                                          $20.61              $17.75             $13.29
  Accumulation units outstanding
  at the end of period                                                     20,437              14,718               348

JNL/Select Global Growth Division578

  Accumulation unit value:
    Beginning of period                                                    $19.76               N/A                 N/A
    End of period                                                          $22.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,478               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division55

  Accumulation unit value:
    Beginning of period                                                    $16.58              $12.45             $17.85
    End of period                                                          $17.13              $16.58             $12.45
  Accumulation units outstanding
  at the end of period                                                     139,749             23,091              4,349

JNL/Eagle Core Equity Division61

  Accumulation unit value:
    Beginning of period                                                    $16.16              $13.18             $16.48
    End of period                                                          $16.91              $16.16             $13.18
  Accumulation units outstanding
  at the end of period                                                     86,324              29,768              7,382

JNL/Eagle SmallCap Equity Division70

  Accumulation unit value:
    Beginning of period                                                    $16.47              $11.95             $16.57
    End of period                                                          $19.25              $16.47             $11.95
  Accumulation units outstanding
  at the end of period                                                     78,723              28,795             35,774

JNL/Select Balanced Division70

  Accumulation unit value:
    Beginning of period                                                    $20.70              $17.30             $18.58
    End of period                                                          $22.59              $20.70             $17.30
  Accumulation units outstanding
  at the end of period                                                     261,169             66,404              5,408

JNL/Putnam Equity Division50

  Accumulation unit value:
    Beginning of period                                                    $17.81              $14.22             $17.36
    End of period                                                          $19.81              $17.81             $14.22
  Accumulation units outstanding
  at the end of period                                                      9,543              5,959               1,170

JNL/PPM America High Yield Bond Division39

  Accumulation unit value:
    Beginning of period                                                    $15.24              $13.05             $13.04
    End of period                                                          $15.73              $15.24             $13.05
  Accumulation units outstanding
  at the end of period                                                        -               119,798              2,977








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division123

  Accumulation unit value:
    Beginning of period                                                    $12.09              $12.23             $12.27
    End of period                                                          $11.99              $12.09             $12.23
  Accumulation units outstanding
  at the end of period                                                     102,563             70,311             28,058

JNL/Putnam Value Equity Division81

  Accumulation unit value:
    Beginning of period                                                    $18.01              $14.69             $18.54
    End of period                                                          $19.45              $18.01             $14.69
  Accumulation units outstanding
  at the end of period                                                     54,383              18,371              3,051

JNL/Salomon Brothers Strategic Bond Division71

  Accumulation unit value:
    Beginning of period                                                    $17.37              $15.54             $14.75
    End of period                                                          $18.27              $17.37             $15.54
  Accumulation units outstanding
  at the end of period                                                     239,520             40,912              9,977

JNL/Salomon Brothers U.S. Government & Quality Bond Division39

  Accumulation unit value:
    Beginning of period                                                    $14.96              $15.02             $13.86
    End of period                                                          $15.29              $14.96             $15.02
  Accumulation units outstanding
  at the end of period                                                     135,235             86,680             47,865

JNL/T. Rowe Price Established Growth Division50

  Accumulation unit value:
    Beginning of period                                                    $23.39              $18.21             $22.28
    End of period                                                          $25.30              $23.39             $18.21
  Accumulation units outstanding
  at the end of period                                                     150,858             41,916              3,956

JNL/JPMorgan International Equity Division103

  Accumulation unit value:
    Beginning of period                                                    $11.55              $9.13              $11.64
    End of period                                                          $13.22              $11.55              $9.13
  Accumulation units outstanding
  at the end of period                                                     86,938             116,665             45,530








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division39

  Accumulation unit value:
    Beginning of period                                                    $28.27              $20.73             $25.45
    End of period                                                          $32.84              $28.27             $20.73
  Accumulation units outstanding
  at the end of period                                                     163,860             49,429              2,035

JNL/Alliance Capital Growth Division39

  Accumulation unit value:
    Beginning of period                                                     $9.36              $7.65              $10.80
    End of period                                                           $9.80              $9.36               $7.65
  Accumulation units outstanding
  at the end of period                                                     59,090             201,148             75,519

JNL/JPMorgan International Value Division245

  Accumulation unit value:
    Beginning of period                                                     $8.56              $6.24               $6.19
    End of period                                                          $10.32              $8.56               $6.24
  Accumulation units outstanding
  at the end of period                                                     354,752            125,077               481

JNL/PIMCO Total Return Bond Division39

  Accumulation unit value:
    Beginning of period                                                    $13.40              $13.00             $12.29
    End of period                                                          $13.78              $13.40             $13.00
  Accumulation units outstanding
  at the end of period                                                     504,201            200,320             47,963

JNL/Lazard Small Cap Value Division61

  Accumulation unit value:
    Beginning of period                                                    $12.71              $9.31              $11.25
    End of period                                                          $14.44              $12.71              $9.31
  Accumulation units outstanding
  at the end of period                                                     238,569            134,440             12,920

JNL/Lazard Mid Cap Value Division50

  Accumulation unit value:
    Beginning of period                                                    $13.86              $10.93             $12.68
    End of period                                                          $17.01              $13.86             $10.93
  Accumulation units outstanding
  at the end of period                                                     200,045             70,829             13,009








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.55               N/A                 N/A
    End of period                                                          $12.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     357,531              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division59

  Accumulation unit value:
    Beginning of period                                                     $7.52              $5.92               $7.43
    End of period                                                           $8.23              $7.52               $5.92
  Accumulation units outstanding
  at the end of period                                                     293,335            112,119              7,549

JNL/MCM The DowSM 10 Division59

  Accumulation unit value:
    Beginning of period                                                     $9.41              $7.60               $8.70
    End of period                                                           $9.53              $9.41               $7.60
  Accumulation units outstanding
  at the end of period                                                    2,205,522           327,493             50,517

JNL/MCM The S&P(R) 10 Division129

  Accumulation unit value:
    Beginning of period                                                     $8.53              $7.29               $9.74
    End of period                                                           $9.88              $8.53               $7.29
  Accumulation units outstanding
  at the end of period                                                    1,976,110           250,730             20,320

JNL/MCM Global 15 Division129

  Accumulation unit value:
    Beginning of period                                                     $9.27              $7.07               $8.57
    End of period                                                          $11.69              $9.27               $7.07
  Accumulation units outstanding
  at the end of period                                                    1,798,829           210,463             15,848

JNL/MCM 25 Division129

  Accumulation unit value:
    Beginning of period                                                     $9.90              $7.58               $9.25
    End of period                                                          $11.88              $9.90               $7.58
  Accumulation units outstanding
  at the end of period                                                    1,736,071           217,272             22,745








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division129

  Accumulation unit value:
    Beginning of period                                                    $16.49              $11.32             $13.79
    End of period                                                          $18.27              $16.49             $11.32
  Accumulation units outstanding
  at the end of period                                                    1,073,963           150,344             12,903

JNL/MCM Technology Sector Division493

  Accumulation unit value:
    Beginning of period                                                     $6.11               N/A                 N/A
    End of period                                                           $5.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     113,114              N/A                 N/A

JNL/MCM Healthcare Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.23               N/A
    End of period                                                          $10.69              $10.50               N/A
  Accumulation units outstanding
  at the end of period                                                     99,367              25,682               N/A

JNL/MCM Financial Sector Division493

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $12.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     42,381               N/A                 N/A

JNL/MCM Oil & Gas Sector Division531

  Accumulation unit value:
    Beginning of period                                                    $14.31               N/A                 N/A
    End of period                                                          $17.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     74,279               N/A                 N/A

JNL/MCM Consumer Brands Sector Division493

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,700               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division493

  Accumulation unit value:
    Beginning of period                                                     $4.07               N/A                 N/A
    End of period                                                           $4.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     113,500              N/A                 N/A

JNL/Putnam Midcap Growth Division81

  Accumulation unit value:
    Beginning of period                                                     $6.43              $4.90               $6.70
    End of period                                                           $7.51              $6.43               $4.90
  Accumulation units outstanding
  at the end of period                                                     35,974              29,018              9,289

JNL/FMR Balanced Division63

  Accumulation unit value:
    Beginning of period                                                     $9.38              $8.38               $9.12
    End of period                                                          $10.10              $9.38               $8.38
  Accumulation units outstanding
  at the end of period                                                     254,002            123,877             25,293

JNL/T. Rowe Price Value Division55

  Accumulation unit value:
    Beginning of period                                                    $11.55              $9.04              $10.81
    End of period                                                          $13.10              $11.55              $9.04
  Accumulation units outstanding
  at the end of period                                                     620,533            292,978             69,170

JNL/MCM S&P 500 Index Division55

  Accumulation unit value:
    Beginning of period                                                     $9.65              $7.67               $9.79
    End of period                                                          $10.45              $9.65               $7.67
  Accumulation units outstanding
  at the end of period                                                    1,585,750           374,128             76,112

JNL/MCM S&P 400 MidCap Index Division78

  Accumulation unit value:
    Beginning of period                                                    $11.22              $8.47              $10.67
    End of period                                                          $12.79              $11.22              $8.47
  Accumulation units outstanding
  at the end of period                                                     987,482            248,893             51,862








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division78

  Accumulation unit value:
    Beginning of period                                                    $11.34              $7.90              $10.34
    End of period                                                          $13.11              $11.34              $7.90
  Accumulation units outstanding
  at the end of period                                                     778,833            225,212             48,404

JNL/MCM International Index Division78

  Accumulation unit value:
    Beginning of period                                                    $11.50              $8.51              $10.47
    End of period                                                          $13.52              $11.50              $8.51
  Accumulation units outstanding
  at the end of period                                                     839,686            167,301             41,950

JNL/MCM Bond Index Division78

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.69              $9.82
    End of period                                                          $11.05              $10.83             $10.69
  Accumulation units outstanding
  at the end of period                                                     891,440            232,387             58,570

JNL/Oppenheimer Global Growth Division39

  Accumulation unit value:
    Beginning of period                                                     $9.70              $7.01               $8.88
    End of period                                                          $11.25              $9.70               $7.01
  Accumulation units outstanding
  at the end of period                                                     286,871             84,995             46,276

JNL/Oppenheimer Growth Division83

  Accumulation unit value:
    Beginning of period                                                     $7.94              $6.85               $8.95
    End of period                                                           $8.15              $7.94               $6.85
  Accumulation units outstanding
  at the end of period                                                     60,238              28,025              1,490

JNL/AIM Large Cap Growth Division83

  Accumulation unit value:
    Beginning of period                                                    $10.27              $8.02              $10.66
    End of period                                                          $11.11              $10.27              $8.02
  Accumulation units outstanding
  at the end of period                                                     220,379             72,166              5,829








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division93

  Accumulation unit value:
    Beginning of period                                                    $11.27              $8.27              $11.04
    End of period                                                          $11.85              $11.27              $8.27
  Accumulation units outstanding
  at the end of period                                                     83,774             122,107             16,464

JNL/AIM Premier Equity II Division39

  Accumulation unit value:
    Beginning of period                                                     $9.40              $7.78              $10.52
    End of period                                                           $9.19              $9.40               $7.78
  Accumulation units outstanding
  at the end of period                                                        -                24,865             11,423

JNL/Select Value Division241

  Accumulation unit value:
    Beginning of period                                                    $14.49              $10.93             $11.24
    End of period                                                          $16.37              $14.49             $10.93
  Accumulation units outstanding
  at the end of period                                                     154,856             38,364               685

JNL/MCM Nasdaq 15 Division692

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     39,183               N/A                 N/A

JNL/MCM Value Line 25 Division681

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     64,411               N/A                 N/A

JNL/MCM VIP Division678

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,594               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division678

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     87,828               N/A                 N/A

JNL/S&P Managed Moderate Growth Division53

  Accumulation unit value:
    Beginning of period                                                    $11.53              $9.95              $10.83
    End of period                                                          $12.44              $11.53              $9.95
  Accumulation units outstanding
  at the end of period                                                    1,427,421           602,178             92,469

JNL/S&P Managed Growth Division59

  Accumulation unit value:
    Beginning of period                                                    $11.62              $9.70              $10.85
    End of period                                                          $12.74              $11.62              $9.70
  Accumulation units outstanding
  at the end of period                                                    2,186,951           611,620             160,118

JNL/S&P Managed Aggressive Growth Division58

  Accumulation unit value:
    Beginning of period                                                    $11.29              $9.05              $10.76
    End of period                                                          $12.51              $11.29              $9.05
  Accumulation units outstanding
  at the end of period                                                     961,604            145,868             50,136

JNL/S&P Very Aggressive Growth Division I95

  Accumulation unit value:
    Beginning of period                                                    $10.89              $8.47              $11.10
    End of period                                                          $11.13              $10.89              $8.47
  Accumulation units outstanding
  at the end of period                                                        -                5,572                448

JNL/S&P Equity Growth Division I62

  Accumulation unit value:
    Beginning of period                                                    $10.17              $7.98              $10.08
    End of period                                                          $10.35              $10.17              $7.98
  Accumulation units outstanding
  at the end of period                                                        -               178,362              9,652








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I181

  Accumulation unit value:
    Beginning of period                                                    $10.40              $8.13               $8.17
    End of period                                                          $10.61              $10.40              $8.13
  Accumulation units outstanding
  at the end of period                                                        -                3,828               1,976

JNL/S&P Core Index 50 Division363

  Accumulation unit value:
    Beginning of period                                                     $9.95              $8.86                N/A
    End of period                                                          $10.13              $9.95                N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,850                N/A

JNL/S&P Core Index 100 Division98

  Accumulation unit value:
    Beginning of period                                                    $10.25              $8.53               $9.98
    End of period                                                          $10.43              $10.25              $8.53
  Accumulation units outstanding
  at the end of period                                                        -                56,590             19,064

JNL/S&P Core Index 75 Division143

  Accumulation unit value:
    Beginning of period                                                    $10.11              $8.12               $9.01
    End of period                                                          $10.31              $10.11              $8.12
  Accumulation units outstanding
  at the end of period                                                        -                6,499              48,397

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,460               N/A                 N/A

JNL/S&P Managed Moderate Division685

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,613               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.605% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division678

  Accumulation unit value:
    Beginning of period                                                     $8.84               N/A                 N/A
    End of period                                                           $9.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,520               N/A                 N/A

JNL/MCM The S&P(R) 10 Division678

  Accumulation unit value:
    Beginning of period                                                     $9.00               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,509               N/A                 N/A

JNL/MCM Global 15 Division678

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $11.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,092               N/A                 N/A

JNL/MCM 25 Division678

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $11.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,011               N/A                 N/A

JNL/MCM Select Small-Cap Division678

  Accumulation unit value:
    Beginning of period                                                    $15.89               N/A                 N/A
    End of period                                                          $18.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,379               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division680

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                          $10.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     97,031               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,963               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.63% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division612

  Accumulation unit value:
    Beginning of period                                                    $15.55               N/A                 N/A
    End of period                                                          $16.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       137                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division612

  Accumulation unit value:
    Beginning of period                                                    $20.92               N/A                 N/A
    End of period                                                          $22.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       204                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division612

  Accumulation unit value:
    Beginning of period                                                    $17.28               N/A                 N/A
    End of period                                                          $18.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       123                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division612

  Accumulation unit value:
    Beginning of period                                                    $29.25               N/A                 N/A
    End of period                                                          $32.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       36                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division612

  Accumulation unit value:
    Beginning of period                                                     $8.78               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       243                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division612

  Accumulation unit value:
    Beginning of period                                                    $14.88               N/A                 N/A
    End of period                                                          $16.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       143                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division737

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,841               N/A                 N/A

JNL/MCM Global 15 Division737

  Accumulation unit value:
    Beginning of period                                                    $11.67               N/A                 N/A
    End of period                                                          $11.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,557               N/A                 N/A

JNL/MCM 25 Division737

  Accumulation unit value:
    Beginning of period                                                    $11.86               N/A                 N/A
    End of period                                                          $11.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,532               N/A                 N/A

JNL/MCM Select Small-Cap Division737

  Accumulation unit value:
    Beginning of period                                                    $18.24               N/A                 N/A
    End of period                                                          $18.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       996                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division612

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       102                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division612

  Accumulation unit value:
    Beginning of period                                                    $15.09               N/A                 N/A
    End of period                                                          $17.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       71                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division612

  Accumulation unit value:
    Beginning of period                                                    $11.80               N/A                 N/A
    End of period                                                          $13.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       181                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division612

  Accumulation unit value:
    Beginning of period                                                    $11.56               N/A                 N/A
    End of period                                                          $13.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       92                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division612

  Accumulation unit value:
    Beginning of period                                                    $14.83               N/A                 N/A
    End of period                                                          $16.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       144                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division737

  Accumulation unit value:
    Beginning of period                                                    $11.43               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,590               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.645% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division603

  Accumulation unit value:
    Beginning of period                                                    $18.27               N/A                 N/A
    End of period                                                          $20.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,331               N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division709

  Accumulation unit value:
    Beginning of period                                                    $16.24               N/A                 N/A
    End of period                                                          $17.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       352                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division658

  Accumulation unit value:
    Beginning of period                                                    $15.24               N/A                 N/A
    End of period                                                          $16.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,019               N/A                 N/A

JNL/Eagle SmallCap Equity Division658

  Accumulation unit value:
    Beginning of period                                                    $16.34               N/A                 N/A
    End of period                                                          $19.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       622                N/A                 N/A

JNL/Select Balanced Division585

  Accumulation unit value:
    Beginning of period                                                    $20.45               N/A                 N/A
    End of period                                                          $22.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,250               N/A                 N/A

JNL/Putnam Equity Division698

  Accumulation unit value:
    Beginning of period                                                    $18.51               N/A                 N/A
    End of period                                                          $19.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       282                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division590

  Accumulation unit value:
    Beginning of period                                                    $11.99               N/A                 N/A
    End of period                                                          $11.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division623

  Accumulation unit value:
    Beginning of period                                                    $17.62               N/A                 N/A
    End of period                                                          $19.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       173                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division603

  Accumulation unit value:
    Beginning of period                                                    $17.09               N/A                 N/A
    End of period                                                          $18.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,913               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division603

  Accumulation unit value:
    Beginning of period                                                    $14.69               N/A                 N/A
    End of period                                                          $15.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,476               N/A                 N/A

JNL/T. Rowe Price Established Growth Division606

  Accumulation unit value:
    Beginning of period                                                    $23.61               N/A                 N/A
    End of period                                                          $25.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,495               N/A                 N/A

JNL/JPMorgan International Equity Division658

  Accumulation unit value:
    Beginning of period                                                    $11.38               N/A                 N/A
    End of period                                                          $13.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       262                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division606

  Accumulation unit value:
    Beginning of period                                                    $29.71               N/A                 N/A
    End of period                                                          $32.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,874               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division698

  Accumulation unit value:
    Beginning of period                                                     $9.26               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       563                N/A                 N/A

JNL/JPMorgan International Value Division623

  Accumulation unit value:
    Beginning of period                                                     $8.64               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,208               N/A                 N/A

JNL/PIMCO Total Return Bond Division585

  Accumulation unit value:
    Beginning of period                                                    $13.17               N/A                 N/A
    End of period                                                          $13.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,237               N/A                 N/A

JNL/Lazard Small Cap Value Division603

  Accumulation unit value:
    Beginning of period                                                    $12.96               N/A                 N/A
    End of period                                                          $14.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,743               N/A                 N/A

JNL/Lazard Mid Cap Value Division603

  Accumulation unit value:
    Beginning of period                                                    $14.99               N/A                 N/A
    End of period                                                          $16.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,440               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division675

  Accumulation unit value:
    Beginning of period                                                    $12.52               N/A                 N/A
    End of period                                                          $12.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,453               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division685

  Accumulation unit value:
    Beginning of period                                                     $7.52               N/A                 N/A
    End of period                                                           $8.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,374               N/A                 N/A

JNL/MCM The DowSM 10 Division598

  Accumulation unit value:
    Beginning of period                                                     $8.91               N/A                 N/A
    End of period                                                           $9.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     56,503               N/A                 N/A

JNL/MCM The S&P(R) 10 Division598

  Accumulation unit value:
    Beginning of period                                                     $8.50               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     48,872               N/A                 N/A

JNL/MCM Global 15 Division598

  Accumulation unit value:
    Beginning of period                                                     $9.48               N/A                 N/A
    End of period                                                          $11.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     53,326               N/A                 N/A

JNL/MCM 25 Division585

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     45,814               N/A                 N/A

JNL/MCM Select Small-Cap Division598

  Accumulation unit value:
    Beginning of period                                                    $15.56               N/A                 N/A
    End of period                                                          $18.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,108               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division712

  Accumulation unit value:
    Beginning of period                                                     $5.56               N/A                 N/A
    End of period                                                           $5.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,050               N/A                 N/A

JNL/MCM Healthcare Sector Division705

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,724               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division623

  Accumulation unit value:
    Beginning of period                                                    $15.15               N/A                 N/A
    End of period                                                          $17.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,974               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division686

  Accumulation unit value:
    Beginning of period                                                     $4.24               N/A                 N/A
    End of period                                                           $4.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division704

  Accumulation unit value:
    Beginning of period                                                     $9.81               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       630                N/A                 N/A

JNL/T. Rowe Price Value Division606

  Accumulation unit value:
    Beginning of period                                                    $11.94               N/A                 N/A
    End of period                                                          $13.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,890               N/A                 N/A

JNL/MCM S&P 500 Index Division589

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,877               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division598

  Accumulation unit value:
    Beginning of period                                                    $11.37               N/A                 N/A
    End of period                                                          $12.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,903               N/A                 N/A

JNL/MCM Small Cap Index Division598

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $13.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,337               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division598

  Accumulation unit value:
    Beginning of period                                                    $11.61               N/A                 N/A
    End of period                                                          $13.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,371               N/A                 N/A

JNL/MCM Bond Index Division598

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,549               N/A                 N/A

JNL/Oppenheimer Global Growth Division589

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,462               N/A                 N/A

JNL/Oppenheimer Growth Division585

  Accumulation unit value:
    Beginning of period                                                     $7.87               N/A                 N/A
    End of period                                                           $8.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,329               N/A                 N/A

JNL/AIM Large Cap Growth Division675

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $11.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,143               N/A                 N/A

JNL/AIM Small Cap Growth Division603

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $11.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,058               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division585

  Accumulation unit value:
    Beginning of period                                                    $14.43               N/A                 N/A
    End of period                                                          $16.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,317               N/A                 N/A

JNL/MCM Nasdaq 15 Division676

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,370               N/A                 N/A

JNL/MCM Value Line 25 Division698

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,002               N/A                 N/A

JNL/MCM VIP Division699

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,839               N/A                 N/A

JNL/MCM JNL 5 Division729

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,104               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division578

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $12.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,991               N/A                 N/A

JNL/S&P Managed Growth Division590

  Accumulation unit value:
    Beginning of period                                                    $11.65               N/A                 N/A
    End of period                                                          $12.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     55,316               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.47               N/A                 N/A
    End of period                                                          $12.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     53,413               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I596

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division587

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division596

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $10.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division596

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A



ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.65% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH
  BENEFIT
COMPOUNDING DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL
  AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINATION 5% ROLL-UP AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 3% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division105

  Accumulation unit value:
    Beginning of period                                                    $23.21              $17.42             $21.76
    End of period                                                          $25.49              $23.21             $17.42
  Accumulation units outstanding
  at the end of period                                                     30,723              17,409                -

JNL/FMR Capital Growth Division110

  Accumulation unit value:
    Beginning of period                                                    $17.67              $13.25             $16.31
    End of period                                                          $20.51              $17.67             $13.25
  Accumulation units outstanding
  at the end of period                                                     17,354              10,287                -

JNL/Select Global Growth Division704

  Accumulation unit value:
    Beginning of period                                                    $22.10               N/A                 N/A
    End of period                                                          $22.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       114                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division105

  Accumulation unit value:
    Beginning of period                                                    $16.51              $12.41             $16.96
    End of period                                                          $17.05              $16.51             $12.41
  Accumulation units outstanding
  at the end of period                                                     29,653              29,964                -

JNL/Eagle Core Equity Division105

  Accumulation unit value:
    Beginning of period                                                    $16.10              $13.14             $16.19
    End of period                                                          $16.84              $16.10             $13.14
  Accumulation units outstanding
  at the end of period                                                     39,611              31,439                -

JNL/Eagle SmallCap Equity Division105

  Accumulation unit value:
    Beginning of period                                                    $16.41              $11.92             $16.60
    End of period                                                          $19.17              $16.41             $11.92
  Accumulation units outstanding
  at the end of period                                                     28,066              9,481                 -

JNL/Select Balanced Division182

  Accumulation unit value:
    Beginning of period                                                    $20.61              $17.24             $17.13
    End of period                                                          $22.48              $20.61             $17.24
  Accumulation units outstanding
  at the end of period                                                     72,278              26,214              2,704

JNL/Putnam Equity Division143

  Accumulation unit value:
    Beginning of period                                                    $17.73              $14.17             $15.86
    End of period                                                          $19.72              $17.73             $14.17
  Accumulation units outstanding
  at the end of period                                                      3,459              3,396                 -

JNL/PPM America High Yield Bond Division105

  Accumulation unit value:
    Beginning of period                                                    $15.17              $13.00             $13.13
    End of period                                                          $15.66              $15.17             $13.00
  Accumulation units outstanding
  at the end of period                                                        -                54,118                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division153

  Accumulation unit value:
    Beginning of period                                                    $12.05              $12.19             $12.23
    End of period                                                          $11.94              $12.05             $12.19
  Accumulation units outstanding
  at the end of period                                                     24,229              41,924                -

JNL/Putnam Value Equity Division105

  Accumulation unit value:
    Beginning of period                                                    $17.93              $14.63             $17.69
    End of period                                                          $19.35              $17.93             $14.63
  Accumulation units outstanding
  at the end of period                                                     41,703              19,264                -

JNL/Salomon Brothers Strategic Bond Division96

  Accumulation unit value:
    Beginning of period                                                    $17.29              $15.49             $14.93
    End of period                                                          $18.19              $17.29             $15.49
  Accumulation units outstanding
  at the end of period                                                     199,101             38,505                -

JNL/Salomon Brothers U.S. Government & Quality Bond Division100

  Accumulation unit value:
    Beginning of period                                                    $14.89              $14.96             $13.77
    End of period                                                          $15.21              $14.89             $14.96
  Accumulation units outstanding
  at the end of period                                                     89,940              53,180                -

JNL/T. Rowe Price Established Growth Division94

  Accumulation unit value:
    Beginning of period                                                    $23.29              $18.14             $22.87
    End of period                                                          $25.17              $23.29             $18.14
  Accumulation units outstanding
  at the end of period                                                     87,285              47,233                -

JNL/JPMorgan International Equity Division126

  Accumulation unit value:
    Beginning of period                                                    $11.50              $9.10              $11.60
    End of period                                                          $13.16              $11.50              $9.10
  Accumulation units outstanding
  at the end of period                                                     44,454              20,004                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division94

  Accumulation unit value:
    Beginning of period                                                    $28.15              $20.65             $26.56
    End of period                                                          $32.68              $28.15             $20.65
  Accumulation units outstanding
  at the end of period                                                     119,339             38,049                -

JNL/Alliance Capital Growth Division110

  Accumulation unit value:
    Beginning of period                                                     $9.34              $7.63               $9.38
    End of period                                                           $9.76              $9.34               $7.63
  Accumulation units outstanding
  at the end of period                                                      8,912              8,413                 -

JNL/JPMorgan International Value Division310

  Accumulation unit value:
    Beginning of period                                                     $8.54              $5.99                N/A
    End of period                                                          $10.29              $8.54                N/A
  Accumulation units outstanding
  at the end of period                                                     57,497              17,069               N/A

JNL/PIMCO Total Return Bond Division100

  Accumulation unit value:
    Beginning of period                                                    $13.36              $12.97             $12.36
    End of period                                                          $13.73              $13.36             $12.97
  Accumulation units outstanding
  at the end of period                                                     248,450            122,384                -

JNL/Lazard Small Cap Value Division94

  Accumulation unit value:
    Beginning of period                                                    $12.68              $9.28              $12.25
    End of period                                                          $14.39              $12.68              $9.28
  Accumulation units outstanding
  at the end of period                                                     199,400             21,623                -

JNL/Lazard Mid Cap Value Division182

  Accumulation unit value:
    Beginning of period                                                    $13.82              $10.90             $11.08
    End of period                                                          $16.95              $13.82             $10.90
  Accumulation units outstanding
  at the end of period                                                     96,617              58,760              4,180






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.51               N/A                 N/A
    End of period                                                          $12.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     152,488              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division133

  Accumulation unit value:
    Beginning of period                                                     $7.50              $5.91               $6.88
    End of period                                                           $8.21              $7.50               $5.91
  Accumulation units outstanding
  at the end of period                                                     89,702              86,078                -

JNL/MCM The DowSM 10 Division182

  Accumulation unit value:
    Beginning of period                                                     $9.39              $7.59               $7.35
    End of period                                                           $9.50              $9.39               $7.59
  Accumulation units outstanding
  at the end of period                                                     972,868            385,442              8,846

JNL/MCM The S&P(R) 10 Division206

  Accumulation unit value:
    Beginning of period                                                     $8.52              $7.28               $7.78
    End of period                                                           $9.86              $8.52               $7.28
  Accumulation units outstanding
  at the end of period                                                     861,796            329,499               78

JNL/MCM Global 15 Division206

  Accumulation unit value:
    Beginning of period                                                     $9.25              $7.06               $6.87
    End of period                                                          $11.65              $9.25               $7.06
  Accumulation units outstanding
  at the end of period                                                     822,843            275,670               87

JNL/MCM 25 Division206

  Accumulation unit value:
    Beginning of period                                                     $9.88              $7.56               $7.11
    End of period                                                          $11.85              $9.88               $7.56
  Accumulation units outstanding
  at the end of period                                                     802,350            301,641               84






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division206

  Accumulation unit value:
    Beginning of period                                                    $16.45              $11.30             $10.20
    End of period                                                          $18.22              $16.45             $11.30
  Accumulation units outstanding
  at the end of period                                                     474,151            169,740               59

JNL/MCM Technology Sector Division556

  Accumulation unit value:
    Beginning of period                                                     $5.64               N/A                 N/A
    End of period                                                           $5.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,334               N/A                 N/A

JNL/MCM Healthcare Sector Division476

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.17               N/A
    End of period                                                          $10.66              $10.47               N/A
  Accumulation units outstanding
  at the end of period                                                     18,233                -                  N/A

JNL/MCM Financial Sector Division624

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $11.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,620               N/A                 N/A

JNL/MCM Oil & Gas Sector Division584

  Accumulation unit value:
    Beginning of period                                                    $13.71               N/A                 N/A
    End of period                                                          $17.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,974               N/A                 N/A

JNL/MCM Consumer Brands Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       373                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division556

  Accumulation unit value:
    Beginning of period                                                     $4.07               N/A                 N/A
    End of period                                                           $4.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,989               N/A                 N/A

JNL/Putnam Midcap Growth Division110

  Accumulation unit value:
    Beginning of period                                                     $6.42              $4.89               $6.24
    End of period                                                           $7.49              $6.42               $4.89
  Accumulation units outstanding
  at the end of period                                                     16,621              13,875                -

JNL/FMR Balanced Division110

  Accumulation unit value:
    Beginning of period                                                     $9.36              $8.37               $8.96
    End of period                                                          $10.08              $9.36               $8.37
  Accumulation units outstanding
  at the end of period                                                     74,110              57,916                -

JNL/T. Rowe Price Value Division94

  Accumulation unit value:
    Beginning of period                                                    $11.53              $9.03              $11.24
    End of period                                                          $13.07              $11.53              $9.03
  Accumulation units outstanding
  at the end of period                                                     190,713            103,667                -

JNL/MCM S&P 500 Index Division109

  Accumulation unit value:
    Beginning of period                                                     $9.64              $7.67               $9.20
    End of period                                                          $10.43              $9.64               $7.67
  Accumulation units outstanding
  at the end of period                                                     426,504            145,966                -

JNL/MCM S&P 400 MidCap Index Division104

  Accumulation unit value:
    Beginning of period                                                    $11.21              $8.47              $10.51
    End of period                                                          $12.77              $11.21              $8.47
  Accumulation units outstanding
  at the end of period                                                     233,146            101,376                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division100

  Accumulation unit value:
    Beginning of period                                                    $11.33              $7.90              $10.57
    End of period                                                          $13.09              $11.33              $7.90
  Accumulation units outstanding
  at the end of period                                                     176,694             73,968                -

JNL/MCM International Index Division100

  Accumulation unit value:
    Beginning of period                                                    $11.49              $8.50              $10.46
    End of period                                                          $13.50              $11.49              $8.50
  Accumulation units outstanding
  at the end of period                                                     224,361             72,930                -

JNL/MCM Bond Index Division110

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.68             $10.01
    End of period                                                          $11.03              $10.82             $10.68
  Accumulation units outstanding
  at the end of period                                                     141,138             56,284                -

JNL/Oppenheimer Global Growth Division105

  Accumulation unit value:
    Beginning of period                                                     $9.68              $7.00               $9.02
    End of period                                                          $11.23              $9.68               $7.00
  Accumulation units outstanding
  at the end of period                                                     118,567             52,449                -

JNL/Oppenheimer Growth Division105

  Accumulation unit value:
    Beginning of period                                                     $7.93              $6.85               $8.61
    End of period                                                           $8.13              $7.93               $6.85
  Accumulation units outstanding
  at the end of period                                                     23,457              14,794                -

JNL/AIM Large Cap Growth Division100

  Accumulation unit value:
    Beginning of period                                                    $10.26              $8.02              $10.19
    End of period                                                          $11.10              $10.26              $8.02
  Accumulation units outstanding
  at the end of period                                                     84,645              29,956                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division183

  Accumulation unit value:
    Beginning of period                                                    $11.26              $8.27               $8.41
    End of period                                                          $11.84              $11.26              $8.27
  Accumulation units outstanding
  at the end of period                                                     52,996              38,920                -

JNL/AIM Premier Equity II Division110

  Accumulation unit value:
    Beginning of period                                                     $9.39              $7.78               $9.90
    End of period                                                           $9.18              $9.39               $7.78
  Accumulation units outstanding
  at the end of period                                                        -                6,491                 -

JNL/Select Value Division183

  Accumulation unit value:
    Beginning of period                                                    $14.48              $10.92             $10.64
    End of period                                                          $16.35              $14.48             $10.92
  Accumulation units outstanding
  at the end of period                                                     143,781             14,331                -

JNL/MCM Nasdaq 15 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     38,070               N/A                 N/A

JNL/MCM Value Line 25 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     215,628              N/A                 N/A

JNL/MCM VIP Division680

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     116,959              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division684

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     760,602              N/A                 N/A

JNL/S&P Managed Moderate Growth Division100

  Accumulation unit value:
    Beginning of period                                                    $11.50              $9.93              $10.95
    End of period                                                          $12.40              $11.50              $9.93
  Accumulation units outstanding
  at the end of period                                                     781,470            406,689                -

JNL/S&P Managed Growth Division95

  Accumulation unit value:
    Beginning of period                                                    $11.58              $9.67              $11.33
    End of period                                                          $12.70              $11.58              $9.67
  Accumulation units outstanding
  at the end of period                                                     636,471            426,547                -

JNL/S&P Managed Aggressive Growth Division95

  Accumulation unit value:
    Beginning of period                                                    $11.26              $9.02              $11.29
    End of period                                                          $12.47              $11.26              $9.02
  Accumulation units outstanding
  at the end of period                                                     390,936             60,955                -

JNL/S&P Very Aggressive Growth Division I149

  Accumulation unit value:
    Beginning of period                                                    $10.86              $8.45               $9.23
    End of period                                                          $11.09              $10.86              $8.45
  Accumulation units outstanding
  at the end of period                                                        -                8,766                 -

JNL/S&P Equity Growth Division I95

  Accumulation unit value:
    Beginning of period                                                    $10.14              $7.96              $10.46
    End of period                                                          $10.32              $10.14              $7.96
  Accumulation units outstanding
  at the end of period                                                        -                19,041                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I100

  Accumulation unit value:
    Beginning of period                                                    $10.37              $8.11              $10.41
    End of period                                                          $10.58              $10.37              $8.11
  Accumulation units outstanding
  at the end of period                                                        -                16,887                -

JNL/S&P Core Index 50 Division104

  Accumulation unit value:
    Beginning of period                                                     $9.94              $7.72               $9.56
    End of period                                                          $10.12              $9.94               $7.72
  Accumulation units outstanding
  at the end of period                                                        -                1,322                 -

JNL/S&P Core Index 100 Division116

  Accumulation unit value:
    Beginning of period                                                    $10.24              $8.52               $9.68
    End of period                                                          $10.41              $10.24              $8.52
  Accumulation units outstanding
  at the end of period                                                        -                16,784                -

JNL/S&P Core Index 75 Division95

  Accumulation unit value:
    Beginning of period                                                    $10.10              $8.12              $10.02
    End of period                                                          $10.30              $10.10              $8.12
  Accumulation units outstanding
  at the end of period                                                        -                34,993                -

JNL/S&P Managed Conservative Division689

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     110,847              N/A                 N/A

JNL/S&P Managed Moderate Division683

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     197,807              N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.66% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division597

  Accumulation unit value:
    Beginning of period                                                    $16.93               N/A                 N/A
    End of period                                                          $19.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,711               N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division594

  Accumulation unit value:
    Beginning of period                                                    $14.93               N/A                 N/A
    End of period                                                          $15.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division710

  Accumulation unit value:
    Beginning of period                                                    $11.93               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     156,936              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division597

  Accumulation unit value:
    Beginning of period                                                    $23.53               N/A                 N/A
    End of period                                                          $25.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,500               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division597

  Accumulation unit value:
    Beginning of period                                                    $29.28               N/A                 N/A
    End of period                                                          $32.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,250               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division597

  Accumulation unit value:
    Beginning of period                                                     $8.87               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,404               N/A                 N/A

JNL/PIMCO Total Return Bond Division710

  Accumulation unit value:
    Beginning of period                                                    $13.70               N/A                 N/A
    End of period                                                          $13.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,955               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.50               N/A                 N/A
    End of period                                                          $12.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,652               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division597

  Accumulation unit value:
    Beginning of period                                                     $9.01               N/A                 N/A
    End of period                                                           $9.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,321               N/A                 N/A

JNL/MCM The S&P(R) 10 Division612

  Accumulation unit value:
    Beginning of period                                                     $8.45               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,713               N/A                 N/A

JNL/MCM Global 15 Division612

  Accumulation unit value:
    Beginning of period                                                     $9.67               N/A                 N/A
    End of period                                                          $11.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,827               N/A                 N/A

JNL/MCM 25 Division612

  Accumulation unit value:
    Beginning of period                                                    $10.60               N/A                 N/A
    End of period                                                          $11.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,652               N/A                 N/A

JNL/MCM Select Small-Cap Division612

  Accumulation unit value:
    Beginning of period                                                    $15.95               N/A                 N/A
    End of period                                                          $18.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,890               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division597

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A                 N/A
    End of period                                                          $10.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,788               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division597

  Accumulation unit value:
    Beginning of period                                                    $11.53               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,820               N/A                 N/A

JNL/MCM Small Cap Index Division597

  Accumulation unit value:
    Beginning of period                                                    $11.52               N/A                 N/A
    End of period                                                          $13.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,336               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division662

  Accumulation unit value:
    Beginning of period                                                    $11.51               N/A                 N/A
    End of period                                                          $12.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     90,395               N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.67% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division636

  Accumulation unit value:
    Beginning of period                                                    $16.21               N/A                 N/A
    End of period                                                          $20.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,819               N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division660

  Accumulation unit value:
    Beginning of period                                                    $15.46               N/A                 N/A
    End of period                                                          $17.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       213                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division603

  Accumulation unit value:
    Beginning of period                                                    $16.92               N/A                 N/A
    End of period                                                          $19.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       499                N/A                 N/A

JNL/Select Balanced Division596

  Accumulation unit value:
    Beginning of period                                                    $20.77               N/A                 N/A
    End of period                                                          $22.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,396               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division606

  Accumulation unit value:
    Beginning of period                                                    $15.06               N/A                 N/A
    End of period                                                          $15.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division606

  Accumulation unit value:
    Beginning of period                                                    $11.96               N/A                 N/A
    End of period                                                          $11.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,223               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division592

  Accumulation unit value:
    Beginning of period                                                    $16.95               N/A                 N/A
    End of period                                                          $18.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,677               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division603

  Accumulation unit value:
    Beginning of period                                                    $14.66               N/A                 N/A
    End of period                                                          $15.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       434                N/A                 N/A

JNL/T. Rowe Price Established Growth Division645

  Accumulation unit value:
    Beginning of period                                                    $22.30               N/A                 N/A
    End of period                                                          $25.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,444               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $29.23               N/A                 N/A
    End of period                                                          $32.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,017               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division603

  Accumulation unit value:
    Beginning of period                                                     $8.86               N/A                 N/A
    End of period                                                          $10.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,830               N/A                 N/A

JNL/PIMCO Total Return Bond Division592

  Accumulation unit value:
    Beginning of period                                                    $13.16               N/A                 N/A
    End of period                                                          $13.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,325               N/A                 N/A

JNL/Lazard Small Cap Value Division606

  Accumulation unit value:
    Beginning of period                                                    $13.12               N/A                 N/A
    End of period                                                          $14.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       346                N/A                 N/A

JNL/Lazard Mid Cap Value Division606

  Accumulation unit value:
    Beginning of period                                                    $15.11               N/A                 N/A
    End of period                                                          $16.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,358               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.49               N/A                 N/A
    End of period                                                          $12.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,601               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division592

  Accumulation unit value:
    Beginning of period                                                     $8.84               N/A                 N/A
    End of period                                                           $9.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     38,381               N/A                 N/A

JNL/MCM The S&P(R) 10 Division592

  Accumulation unit value:
    Beginning of period                                                     $8.32               N/A                 N/A
    End of period                                                           $9.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,971               N/A                 N/A

JNL/MCM Global 15 Division592

  Accumulation unit value:
    Beginning of period                                                     $9.36               N/A                 N/A
    End of period                                                          $11.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,490               N/A                 N/A

JNL/MCM 25 Division592

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $11.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,401               N/A                 N/A

JNL/MCM Select Small-Cap Division603

  Accumulation unit value:
    Beginning of period                                                    $16.02               N/A                 N/A
    End of period                                                          $18.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,963               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division687

  Accumulation unit value:
    Beginning of period                                                     $5.14               N/A                 N/A
    End of period                                                           $5.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       555                N/A                 N/A

JNL/MCM Healthcare Sector Division675

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                          $10.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       786                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division675

  Accumulation unit value:
    Beginning of period                                                    $16.67               N/A                 N/A
    End of period                                                          $17.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       500                N/A                 N/A

JNL/MCM Consumer Brands Sector Division733

  Accumulation unit value:
    Beginning of period                                                    $10.63               N/A                 N/A
    End of period                                                          $10.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       30                 N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division606

  Accumulation unit value:
    Beginning of period                                                     $6.78               N/A                 N/A
    End of period                                                           $7.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/FMR Balanced Division592

  Accumulation unit value:
    Beginning of period                                                     $9.24               N/A                 N/A
    End of period                                                          $10.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,922               N/A                 N/A

JNL/T. Rowe Price Value Division592

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A                 N/A
    End of period                                                          $13.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,643               N/A                 N/A

JNL/MCM S&P 500 Index Division596

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $10.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,933               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division592

  Accumulation unit value:
    Beginning of period                                                    $11.39               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,021               N/A                 N/A

JNL/MCM Small Cap Index Division603

  Accumulation unit value:
    Beginning of period                                                    $11.50               N/A                 N/A
    End of period                                                          $13.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,120               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division592

  Accumulation unit value:
    Beginning of period                                                    $11.58               N/A                 N/A
    End of period                                                          $13.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,662               N/A                 N/A

JNL/MCM Bond Index Division660

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,022               N/A                 N/A

JNL/Oppenheimer Global Growth Division603

  Accumulation unit value:
    Beginning of period                                                     $9.70               N/A                 N/A
    End of period                                                          $11.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,553               N/A                 N/A

JNL/Oppenheimer Growth Division596

  Accumulation unit value:
    Beginning of period                                                     $8.03               N/A                 N/A
    End of period                                                           $8.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,491               N/A                 N/A

JNL/AIM Large Cap Growth Division714

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $11.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       82                 N/A                 N/A

JNL/AIM Small Cap Growth Division603

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $11.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,243               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division603

  Accumulation unit value:
    Beginning of period                                                    $14.94               N/A                 N/A
    End of period                                                          $16.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       543                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division706

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,300               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division685

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,752               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division590

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $12.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,699               N/A                 N/A

JNL/S&P Managed Growth Division590

  Accumulation unit value:
    Beginning of period                                                    $11.64               N/A                 N/A
    End of period                                                          $12.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,880               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division653

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $12.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,641               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I603

  Accumulation unit value:
    Beginning of period                                                    $11.04               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I603

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I638

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division667

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division720

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,358               N/A                 N/A

JNL/S&P Managed Moderate Division733

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       39                 N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.695% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 2%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL
  AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division193

  Accumulation unit value:
    Beginning of period                                                    $23.12              $17.36             $16.60
    End of period                                                          $25.38              $23.12             $17.36
  Accumulation units outstanding
  at the end of period                                                     84,545              32,533               687

JNL/FMR Capital Growth Division334

  Accumulation unit value:
    Beginning of period                                                    $17.60              $14.48               N/A
    End of period                                                          $20.42              $17.60               N/A
  Accumulation units outstanding
  at the end of period                                                      3,260              2,662                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division188

  Accumulation unit value:
    Beginning of period                                                    $16.45              $12.37             $12.94
    End of period                                                          $16.98              $16.45             $12.37
  Accumulation units outstanding
  at the end of period                                                     40,690              26,830               375






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division130

  Accumulation unit value:
    Beginning of period                                                    $16.05              $13.10             $15.38
    End of period                                                          $16.77              $16.05             $13.10
  Accumulation units outstanding
  at the end of period                                                     13,912              26,683               743

JNL/Eagle SmallCap Equity Division130

  Accumulation unit value:
    Beginning of period                                                    $16.35              $11.88             $14.64
    End of period                                                          $19.10              $16.35             $11.88
  Accumulation units outstanding
  at the end of period                                                     14,530              13,624              2,173

JNL/Select Balanced Division130

  Accumulation unit value:
    Beginning of period                                                    $20.53              $17.18             $18.38
    End of period                                                          $22.38              $20.53             $17.18
  Accumulation units outstanding
  at the end of period                                                     66,934              41,585              2,145

JNL/Putnam Equity Division188

  Accumulation unit value:
    Beginning of period                                                    $17.66              $14.12             $14.00
    End of period                                                          $19.63              $17.66             $14.12
  Accumulation units outstanding
  at the end of period                                                      1,986              19,307               266

JNL/PPM America High Yield Bond Division233

  Accumulation unit value:
    Beginning of period                                                    $15.11              $12.95             $12.93
    End of period                                                          $15.59              $15.11             $12.95
  Accumulation units outstanding
  at the end of period                                                        -                38,187               208

JNL/Select Money Market Division228

  Accumulation unit value:
    Beginning of period                                                    $12.00              $12.15             $12.16
    End of period                                                          $11.89              $12.00             $12.15
  Accumulation units outstanding
  at the end of period                                                     21,190              32,472              9,956






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division193

  Accumulation unit value:
    Beginning of period                                                    $17.86              $14.58             $13.38
    End of period                                                          $19.27              $17.86             $14.58
  Accumulation units outstanding
  at the end of period                                                     25,840              12,393               529

JNL/Salomon Brothers Strategic Bond Division233

  Accumulation unit value:
    Beginning of period                                                    $17.23              $15.43             $15.18
    End of period                                                          $18.11              $17.23             $15.43
  Accumulation units outstanding
  at the end of period                                                     29,560              22,229               248

JNL/Salomon Brothers U.S. Government & Quality Bond Division180

  Accumulation unit value:
    Beginning of period                                                    $14.83              $14.91             $14.72
    End of period                                                          $15.15              $14.83             $14.91
  Accumulation units outstanding
  at the end of period                                                     32,264              32,462              9,075

JNL/T. Rowe Price Established Growth Division233

  Accumulation unit value:
    Beginning of period                                                    $23.20              $18.08             $18.72
    End of period                                                          $25.07              $23.20             $18.08
  Accumulation units outstanding
  at the end of period                                                     47,811              28,132               422

JNL/JPMorgan International Equity Division193

  Accumulation unit value:
    Beginning of period                                                    $11.46              $9.07               $8.40
    End of period                                                          $13.10              $11.46              $9.07
  Accumulation units outstanding
  at the end of period                                                      9,102              23,345              4,606

JNL/T. Rowe Price Mid-Cap Growth Division130

  Accumulation unit value:
    Beginning of period                                                    $28.04              $20.58             $24.94
    End of period                                                          $32.54              $28.04             $20.58
  Accumulation units outstanding
  at the end of period                                                     29,980              24,980              1,373






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division312

  Accumulation unit value:
    Beginning of period                                                     $9.31              $7.97                N/A
    End of period                                                           $9.73              $9.31                N/A
  Accumulation units outstanding
  at the end of period                                                      6,659              60,105               N/A

JNL/JPMorgan International Value Division329

  Accumulation unit value:
    Beginning of period                                                     $8.51              $6.42                N/A
    End of period                                                          $10.26              $8.51                N/A
  Accumulation units outstanding
  at the end of period                                                     80,872              27,118               N/A

JNL/PIMCO Total Return Bond Division127

  Accumulation unit value:
    Beginning of period                                                    $13.33              $12.94             $12.39
    End of period                                                          $13.69              $13.33             $12.94
  Accumulation units outstanding
  at the end of period                                                     76,729              71,048             10,638

JNL/Lazard Small Cap Value Division162

  Accumulation unit value:
    Beginning of period                                                    $12.64              $9.26               $9.39
    End of period                                                          $14.34              $12.64              $9.26
  Accumulation units outstanding
  at the end of period                                                     29,275              32,613              4,088

JNL/Lazard Mid Cap Value Division162

  Accumulation unit value:
    Beginning of period                                                    $13.78              $10.87             $10.89
    End of period                                                          $16.90              $13.78             $10.87
  Accumulation units outstanding
  at the end of period                                                     23,906              15,188              2,042

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.47               N/A                 N/A
    End of period                                                          $12.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     60,525               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division165

  Accumulation unit value:
    Beginning of period                                                     $7.48              $5.90               $5.90
    End of period                                                           $8.19              $7.48               $5.90
  Accumulation units outstanding
  at the end of period                                                     52,783              84,635              1,422

JNL/MCM The DowSM 10 Division145

  Accumulation unit value:
    Beginning of period                                                     $9.37              $7.58               $8.09
    End of period                                                           $9.48              $9.37               $7.58
  Accumulation units outstanding
  at the end of period                                                     244,868            210,557             16,361

JNL/MCM The S&P(R) 10 Division127

  Accumulation unit value:
    Beginning of period                                                     $8.50              $7.27               $9.67
    End of period                                                           $9.83              $8.50               $7.27
  Accumulation units outstanding
  at the end of period                                                     168,827            170,841             14,635

JNL/MCM Global 15 Division145

  Accumulation unit value:
    Beginning of period                                                     $9.23              $7.05               $8.16
    End of period                                                          $11.63              $9.23               $7.05
  Accumulation units outstanding
  at the end of period                                                     143,946            119,126             12,655

JNL/MCM 25 Division145

  Accumulation unit value:
    Beginning of period                                                     $9.86              $7.55               $8.69
    End of period                                                          $11.82              $9.86               $7.55
  Accumulation units outstanding
  at the end of period                                                     158,695            132,240             15,874

JNL/MCM Select Small-Cap Division145

  Accumulation unit value:
    Beginning of period                                                    $16.42              $11.28             $12.63
    End of period                                                          $18.18              $16.42             $11.28
  Accumulation units outstanding
  at the end of period                                                     84,424              77,369              8,969






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division490

  Accumulation unit value:
    Beginning of period                                                     $5.94               N/A                 N/A
    End of period                                                           $5.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,646               N/A                 N/A

JNL/MCM Healthcare Sector Division494

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,873               N/A                 N/A

JNL/MCM Financial Sector Division494

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $11.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,843               N/A                 N/A

JNL/MCM Oil & Gas Sector Division494

  Accumulation unit value:
    Beginning of period                                                    $13.25               N/A                 N/A
    End of period                                                          $17.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,011               N/A                 N/A

JNL/MCM Consumer Brands Sector Division505

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,461               N/A                 N/A

JNL/MCM Communications Sector Division494

  Accumulation unit value:
    Beginning of period                                                     $4.06               N/A                 N/A
    End of period                                                           $4.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       885                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division188

  Accumulation unit value:
    Beginning of period                                                     $6.41              $4.88               $4.86
    End of period                                                           $7.47              $6.41               $4.88
  Accumulation units outstanding
  at the end of period                                                     16,309              18,039               765

JNL/FMR Balanced Division193

  Accumulation unit value:
    Beginning of period                                                     $9.35              $8.36               $8.19
    End of period                                                          $10.05              $9.35               $8.36
  Accumulation units outstanding
  at the end of period                                                     38,408              35,100              2,363

JNL/T. Rowe Price Value Division174

  Accumulation unit value:
    Beginning of period                                                    $11.51              $9.01               $9.43
    End of period                                                          $13.04              $11.51              $9.01
  Accumulation units outstanding
  at the end of period                                                     97,255              58,381              4,004

JNL/MCM S&P 500 Index Division145

  Accumulation unit value:
    Beginning of period                                                     $9.63              $7.67               $8.29
    End of period                                                          $10.42              $9.63               $7.67
  Accumulation units outstanding
  at the end of period                                                     292,287            191,504              2,379

JNL/MCM S&P 400 MidCap Index Division145

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.47               $9.19
    End of period                                                          $12.75              $11.20              $8.47
  Accumulation units outstanding
  at the end of period                                                     82,441              82,009              6,475

JNL/MCM Small Cap Index Division145

  Accumulation unit value:
    Beginning of period                                                    $11.32              $7.89               $8.98
    End of period                                                          $13.07              $11.32              $7.89
  Accumulation units outstanding
  at the end of period                                                     70,404              72,873              4,666






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division145

  Accumulation unit value:
    Beginning of period                                                    $11.48              $8.50               $9.88
    End of period                                                          $13.48              $11.48              $8.50
  Accumulation units outstanding
  at the end of period                                                     55,137              49,748              2,091

JNL/MCM Bond Index Division145

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.68             $10.19
    End of period                                                          $11.02              $10.81             $10.68
  Accumulation units outstanding
  at the end of period                                                     62,777              45,830              1,049

JNL/Oppenheimer Global Growth Division294

  Accumulation unit value:
    Beginning of period                                                     $9.67              $6.56                N/A
    End of period                                                          $11.22              $9.67                N/A
  Accumulation units outstanding
  at the end of period                                                     24,011              22,146               N/A

JNL/Oppenheimer Growth Division271

  Accumulation unit value:
    Beginning of period                                                     $7.92              $6.63                N/A
    End of period                                                           $8.12              $7.92                N/A
  Accumulation units outstanding
  at the end of period                                                      4,942              6,117                N/A

JNL/AIM Large Cap Growth Division162

  Accumulation unit value:
    Beginning of period                                                    $10.25              $8.02               $8.29
    End of period                                                          $11.08              $10.25              $8.02
  Accumulation units outstanding
  at the end of period                                                     31,964              19,686               547

JNL/AIM Small Cap Growth Division188

  Accumulation unit value:
    Beginning of period                                                    $11.25              $8.26               $8.14
    End of period                                                          $11.82              $11.25              $8.26
  Accumulation units outstanding
  at the end of period                                                      8,806              22,109               457






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division333

  Accumulation unit value:
    Beginning of period                                                     $9.38              $8.06                N/A
    End of period                                                           $9.16              $9.38                N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,564                N/A

JNL/Select Value Division302

  Accumulation unit value:
    Beginning of period                                                    $14.48              $10.66               N/A
    End of period                                                          $16.34              $14.48               N/A
  Accumulation units outstanding
  at the end of period                                                     19,798              13,516               N/A

JNL/MCM Nasdaq 15 Division717

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       186                N/A                 N/A

JNL/MCM Value Line 25 Division698

  Accumulation unit value:
    Beginning of period                                                    $10.46               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       613                N/A                 N/A

JNL/MCM VIP Division696

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,354               N/A                 N/A

JNL/MCM JNL 5 Division714

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     42,869               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division175

  Accumulation unit value:
    Beginning of period                                                    $11.47              $9.91              $10.11
    End of period                                                          $12.36              $11.47              $9.91
  Accumulation units outstanding
  at the end of period                                                     170,263            168,563             23,395

JNL/S&P Managed Growth Division130

  Accumulation unit value:
    Beginning of period                                                    $11.56              $9.65              $10.68
    End of period                                                          $12.66              $11.56              $9.65
  Accumulation units outstanding
  at the end of period                                                     503,505            392,227             51,499

JNL/S&P Managed Aggressive Growth Division228

  Accumulation unit value:
    Beginning of period                                                    $11.23              $9.00               $9.13
    End of period                                                          $12.43              $11.23              $9.00
  Accumulation units outstanding
  at the end of period                                                     133,412             70,746              1,028

JNL/S&P Very Aggressive Growth Division I310

  Accumulation unit value:
    Beginning of period                                                    $10.83              $8.33                N/A
    End of period                                                          $11.06              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                30,229               N/A

JNL/S&P Equity Growth Division I189

  Accumulation unit value:
    Beginning of period                                                    $10.11              $7.94               $7.94
    End of period                                                          $10.28              $10.11              $7.94
  Accumulation units outstanding
  at the end of period                                                        -                34,063              1,191

JNL/S&P Equity Aggressive Growth Division I379

  Accumulation unit value:
    Beginning of period                                                    $10.34              $9.18                N/A
    End of period                                                          $10.55              $10.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                29,979               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division198

  Accumulation unit value:
    Beginning of period                                                     $9.93              $7.71               $7.49
    End of period                                                          $10.11              $9.93               $7.71
  Accumulation units outstanding
  at the end of period                                                        -                30,865              1,864

JNL/S&P Core Index 100 Division130

  Accumulation unit value:
    Beginning of period                                                    $10.23              $8.52               $9.40
    End of period                                                          $10.40              $10.23              $8.52
  Accumulation units outstanding
  at the end of period                                                        -                73,223              2,985

JNL/S&P Core Index 75 Division306

  Accumulation unit value:
    Beginning of period                                                    $10.09              $8.00                N/A
    End of period                                                          $10.29              $10.09               N/A
  Accumulation units outstanding
  at the end of period                                                        -                28,046               N/A

JNL/S&P Managed Conservative Division683

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,904               N/A                 N/A

JNL/S&P Managed Moderate Division716

  Accumulation unit value:
    Beginning of period                                                    $10.34               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,031               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.70% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINED DEATH BENEFIT AND EARNINGSMAX
COMBINED DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT
EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
5% ROLL-UP DEATH BENEFIT
THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT
THREE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division55

  Accumulation unit value:
    Beginning of period                                                    $23.12              $17.36             $23.53
    End of period                                                          $25.38              $23.12             $17.36
  Accumulation units outstanding
  at the end of period                                                     29,322              13,009              4,212

JNL/FMR Capital Growth Division146

  Accumulation unit value:
    Beginning of period                                                    $17.59              $13.19             $14.26
    End of period                                                          $20.41              $17.59             $13.19
  Accumulation units outstanding
  at the end of period                                                     25,577              9,073                582

JNL/Select Global Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $20.13               N/A                 N/A
    End of period                                                          $22.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,077               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division71

  Accumulation unit value:
    Beginning of period                                                    $16.44              $12.36             $18.36
    End of period                                                          $16.98              $16.44             $12.36
  Accumulation units outstanding
  at the end of period                                                     52,129              27,303             12,515

JNL/Eagle Core Equity Division55

  Accumulation unit value:
    Beginning of period                                                    $16.41              $13.10             $16.36
    End of period                                                          $16.77              $16.41             $13.10
  Accumulation units outstanding
  at the end of period                                                     46,004              13,491              5,136

JNL/Eagle SmallCap Equity Division80

  Accumulation unit value:
    Beginning of period                                                    $16.35              $11.88             $16.53
    End of period                                                          $19.09              $16.35             $11.88
  Accumulation units outstanding
  at the end of period                                                     40,531              16,463             14,218

JNL/Select Balanced Division85

  Accumulation unit value:
    Beginning of period                                                    $20.52              $17.17             $18.36
    End of period                                                          $22.37              $20.52             $17.17
  Accumulation units outstanding
  at the end of period                                                     149,906             46,180             28,301

JNL/Putnam Equity Division80

  Accumulation unit value:
    Beginning of period                                                    $17.65              $14.11             $18.25
    End of period                                                          $19.62              $17.65             $14.11
  Accumulation units outstanding
  at the end of period                                                      8,016              4,835               3,491

JNL/PPM America High Yield Bond Division82

  Accumulation unit value:
    Beginning of period                                                    $15.11              $12.95             $13.01
    End of period                                                          $15.59              $15.11             $12.95
  Accumulation units outstanding
  at the end of period                                                        -               119,961              9,786






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division80

  Accumulation unit value:
    Beginning of period                                                    $11.98              $12.13             $12.19
    End of period                                                          $11.87              $11.98             $12.13
  Accumulation units outstanding
  at the end of period                                                     77,098              90,558             119,519

JNL/Putnam Value Equity Division53

  Accumulation unit value:
    Beginning of period                                                    $17.85              $14.58             $17.79
    End of period                                                          $19.26              $17.85             $14.58
  Accumulation units outstanding
  at the end of period                                                     37,620              15,931              2,639

JNL/Salomon Brothers Strategic Bond Division132

  Accumulation unit value:
    Beginning of period                                                    $17.22              $15.43             $14.78
    End of period                                                          $18.10              $17.22             $15.43
  Accumulation units outstanding
  at the end of period                                                     117,781             57,226              5,277

JNL/Salomon Brothers U.S. Government & Quality Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $14.83              $14.91             $13.74
    End of period                                                          $15.14              $14.83             $14.91
  Accumulation units outstanding
  at the end of period                                                     83,122              63,990             17,862

JNL/T. Rowe Price Established Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $23.19              $18.07             $22.71
    End of period                                                          $25.05              $23.19             $18.07
  Accumulation units outstanding
  at the end of period                                                     88,660              26,241              3,238

JNL/JPMorgan International Equity Division183

  Accumulation unit value:
    Beginning of period                                                    $11.45              $9.06               $9.40
    End of period                                                          $13.10              $11.45              $9.06
  Accumulation units outstanding
  at the end of period                                                     38,985              17,968              5,498






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $28.03              $20.57             $25.34
    End of period                                                          $32.52              $28.03             $20.57
  Accumulation units outstanding
  at the end of period                                                     95,024              29,647              3,919

JNL/Alliance Capital Growth Division55

  Accumulation unit value:
    Beginning of period                                                     $9.31              $7.62              $10.39
    End of period                                                           $9.73              $9.31               $7.62
  Accumulation units outstanding
  at the end of period                                                     28,448              14,322              7,961

JNL/JPMorgan International Value Division237

  Accumulation unit value:
    Beginning of period                                                     $8.51              $6.21               $6.35
    End of period                                                          $10.25              $8.51               $6.21
  Accumulation units outstanding
  at the end of period                                                     106,070             24,117              1,502

JNL/PIMCO Total Return Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $13.33              $12.94             $12.30
    End of period                                                          $13.68              $13.33             $12.94
  Accumulation units outstanding
  at the end of period                                                     278,834            170,296             81,007

JNL/Lazard Small Cap Value Division52

  Accumulation unit value:
    Beginning of period                                                    $12.64              $9.26              $11.22
    End of period                                                          $14.34              $12.64              $9.26
  Accumulation units outstanding
  at the end of period                                                     113,442             37,535             11,809

JNL/Lazard Mid Cap Value Division85

  Accumulation unit value:
    Beginning of period                                                    $13.78              $10.87             $13.37
    End of period                                                          $16.89              $13.78             $10.87
  Accumulation units outstanding
  at the end of period                                                     117,716             29,904             11,098






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.47               N/A                 N/A
    End of period                                                          $12.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     302,067              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division85

  Accumulation unit value:
    Beginning of period                                                     $7.48              $5.90               $7.88
    End of period                                                           $8.18              $7.48               $5.90
  Accumulation units outstanding
  at the end of period                                                     172,443             88,530             22,441

JNL/MCM The DowSM 10 Division119

  Accumulation unit value:
    Beginning of period                                                     $9.37              $7.58               $9.25
    End of period                                                           $9.47              $9.37               $7.58
  Accumulation units outstanding
  at the end of period                                                    1,061,128           349,028             28,172

JNL/MCM The S&P(R) 10 Division119

  Accumulation unit value:
    Beginning of period                                                     $8.50              $7.27               $9.81
    End of period                                                           $9.83              $8.50               $7.27
  Accumulation units outstanding
  at the end of period                                                     771,336            294,861             13,413

JNL/MCM Global 15 Division119

  Accumulation unit value:
    Beginning of period                                                     $9.23              $7.05               $8.93
    End of period                                                          $11.62              $9.23               $7.05
  Accumulation units outstanding
  at the end of period                                                     659,497            241,400             15,413

JNL/MCM 25 Division119

  Accumulation unit value:
    Beginning of period                                                     $9.86              $7.55               $9.65
    End of period                                                          $11.81              $9.86               $7.55
  Accumulation units outstanding
  at the end of period                                                     737,111            277,602             25,467






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division119

  Accumulation unit value:
    Beginning of period                                                    $16.42              $11.28             $15.13
    End of period                                                          $18.17              $16.42             $11.28
  Accumulation units outstanding
  at the end of period                                                     388,958            137,763              9,301

JNL/MCM Technology Sector Division477

  Accumulation unit value:
    Beginning of period                                                     $5.68              $5.45                N/A
    End of period                                                           $5.65              $5.68                N/A
  Accumulation units outstanding
  at the end of period                                                     78,647              4,619                N/A

JNL/MCM Healthcare Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.18               N/A
    End of period                                                          $10.63              $10.45               N/A
  Accumulation units outstanding
  at the end of period                                                     107,859             2,474                N/A

JNL/MCM Financial Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.39               N/A
    End of period                                                          $11.96              $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                     46,388              2,423                N/A

JNL/MCM Oil & Gas Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $13.09              $12.54               N/A
    End of period                                                          $17.16              $13.09               N/A
  Accumulation units outstanding
  at the end of period                                                     88,964              2,007                N/A

JNL/MCM Consumer Brands Sector Division477

  Accumulation unit value:
    Beginning of period                                                     $9.92              $9.62                N/A
    End of period                                                          $10.74              $9.92                N/A
  Accumulation units outstanding
  at the end of period                                                     35,742              2,617                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division477

  Accumulation unit value:
    Beginning of period                                                     $3.88              $3.64                N/A
    End of period                                                           $4.49              $3.88                N/A
  Accumulation units outstanding
  at the end of period                                                     33,777              6,911                N/A

JNL/Putnam Midcap Growth Division85

  Accumulation unit value:
    Beginning of period                                                     $6.41              $4.88               $6.85
    End of period                                                           $7.47              $6.41               $4.88
  Accumulation units outstanding
  at the end of period                                                     54,560              11,941             11,094

JNL/FMR Balanced Division71

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.36               $9.22
    End of period                                                          $10.05              $9.34               $8.36
  Accumulation units outstanding
  at the end of period                                                     122,734             57,287             17,956

JNL/T. Rowe Price Value Division53

  Accumulation unit value:
    Beginning of period                                                    $11.51              $9.01              $10.74
    End of period                                                          $13.04              $11.51              $9.01
  Accumulation units outstanding
  at the end of period                                                     273,630             85,597             28,736

JNL/MCM S&P 500 Index Division83

  Accumulation unit value:
    Beginning of period                                                     $9.63              $7.66              $10.02
    End of period                                                          $10.42              $9.63               $7.66
  Accumulation units outstanding
  at the end of period                                                     664,455            201,966             49,124

JNL/MCM S&P 400 MidCap Index Division119

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.47              $10.70
    End of period                                                          $12.75              $11.20              $8.47
  Accumulation units outstanding
  at the end of period                                                     367,456             86,603             12,927






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division119

  Accumulation unit value:
    Beginning of period                                                    $11.32              $7.89              $10.42
    End of period                                                          $13.07              $11.32              $7.89
  Accumulation units outstanding
  at the end of period                                                     335,267             80,310              9,013

JNL/MCM International Index Division119

  Accumulation unit value:
    Beginning of period                                                    $11.48              $8.50              $10.66
    End of period                                                          $13.49              $11.48              $8.50
  Accumulation units outstanding
  at the end of period                                                     317,955             53,668             14,043

JNL/MCM Bond Index Division119

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.68              $9.99
    End of period                                                          $11.02              $10.82             $10.68
  Accumulation units outstanding
  at the end of period                                                     280,223             69,681              5,947

JNL/Oppenheimer Global Growth Division55

  Accumulation unit value:
    Beginning of period                                                     $9.67              $7.00               $8.87
    End of period                                                          $11.21              $9.67               $7.00
  Accumulation units outstanding
  at the end of period                                                     191,468             29,716             22,855

JNL/Oppenheimer Growth Division53

  Accumulation unit value:
    Beginning of period                                                     $7.92              $6.84               $8.80
    End of period                                                           $8.12              $7.92               $6.84
  Accumulation units outstanding
  at the end of period                                                     43,328              12,386              2,195

JNL/AIM Large Cap Growth Division127

  Accumulation unit value:
    Beginning of period                                                    $10.25              $8.01               $9.51
    End of period                                                          $11.08              $10.25              $8.01
  Accumulation units outstanding
  at the end of period                                                     141,306             41,266              6,740






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division85

  Accumulation unit value:
    Beginning of period                                                    $11.25              $8.26              $11.20
    End of period                                                          $11.82              $11.25              $8.26
  Accumulation units outstanding
  at the end of period                                                     56,399              28,339              5,948

JNL/AIM Premier Equity II Division53

  Accumulation unit value:
    Beginning of period                                                     $9.37              $7.77              $10.31
    End of period                                                           $9.16              $9.37               $7.77
  Accumulation units outstanding
  at the end of period                                                        -                9,227               4,908

JNL/Select Value Division260

  Accumulation unit value:
    Beginning of period                                                    $14.48              $10.44               N/A
    End of period                                                          $16.33              $14.48               N/A
  Accumulation units outstanding
  at the end of period                                                     46,918              17,117               N/A

JNL/MCM Nasdaq 15 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,870               N/A                 N/A

JNL/MCM Value Line 25 Division680

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,078               N/A                 N/A

JNL/MCM VIP Division686

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     49,555               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division686

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     167,871              N/A                 N/A

JNL/S&P Managed Moderate Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $11.47              $9.91              $10.81
    End of period                                                          $12.35              $11.47              $9.91
  Accumulation units outstanding
  at the end of period                                                     845,092            351,796             101,162

JNL/S&P Managed Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $11.55              $9.65              $10.96
    End of period                                                          $12.65              $11.55              $9.65
  Accumulation units outstanding
  at the end of period                                                    1,508,475           536,724             145,834

JNL/S&P Managed Aggressive Growth Division80

  Accumulation unit value:
    Beginning of period                                                    $11.22              $9.00              $11.30
    End of period                                                          $12.43              $11.22              $9.00
  Accumulation units outstanding
  at the end of period                                                     742,983             91,417             54,036

JNL/S&P Very Aggressive Growth Division I78

  Accumulation unit value:
    Beginning of period                                                    $10.83              $8.43              $11.18
    End of period                                                          $11.06              $10.83              $8.43
  Accumulation units outstanding
  at the end of period                                                        -                14,467             17,011

JNL/S&P Equity Growth Division I80

  Accumulation unit value:
    Beginning of period                                                    $10.11              $7.94              $10.51
    End of period                                                          $10.28              $10.11              $7.94
  Accumulation units outstanding
  at the end of period                                                        -                97,538             30,006






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I139

  Accumulation unit value:
    Beginning of period                                                    $10.34              $8.09               $9.26
    End of period                                                          $10.54              $10.34              $8.09
  Accumulation units outstanding
  at the end of period                                                        -                13,450               733

JNL/S&P Core Index 50 Division96

  Accumulation unit value:
    Beginning of period                                                     $9.93              $7.71              $10.06
    End of period                                                          $10.11              $9.93               $7.71
  Accumulation units outstanding
  at the end of period                                                        -                18,092              1,436

JNL/S&P Core Index 100 Division114

  Accumulation unit value:
    Beginning of period                                                    $10.23              $8.52               $9.68
    End of period                                                          $10.40              $10.23              $8.52
  Accumulation units outstanding
  at the end of period                                                        -                31,154              3,180

JNL/S&P Core Index 75 Division427

  Accumulation unit value:
    Beginning of period                                                    $10.09              $9.49                N/A
    End of period                                                          $10.29              $10.09               N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,951                N/A

JNL/S&P Managed Conservative Division697

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     75,180               N/A                 N/A

JNL/S&P Managed Moderate Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     43,635               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.71% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMPOUNDING DEATH BENEFIT AND
  PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $23.09              $17.34             $21.72
    End of period                                                          $25.35              $23.09             $17.34
  Accumulation units outstanding
  at the end of period                                                     114,531             73,433             16,236

JNL/FMR Capital Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $17.58              $13.18             $16.88
    End of period                                                          $20.39              $17.58             $13.18
  Accumulation units outstanding
  at the end of period                                                     50,921              60,414             20,669

JNL/Select Global Growth Division586

  Accumulation unit value:
    Beginning of period                                                    $20.20               N/A                 N/A
    End of period                                                          $22.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,096               N/A                 N/A

JNL/Alger Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $16.43              $12.35             $16.22
    End of period                                                          $16.96              $16.43             $12.35
  Accumulation units outstanding
  at the end of period                                                     251,087            213,480             45,079






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division106

  Accumulation unit value:
    Beginning of period                                                    $16.03              $13.09             $16.27
    End of period                                                          $16.75              $16.03             $13.09
  Accumulation units outstanding
  at the end of period                                                     265,234            214,467             98,238

JNL/Eagle SmallCap Equity Division107

  Accumulation unit value:
    Beginning of period                                                    $16.33              $11.87             $16.58
    End of period                                                          $19.08              $16.33             $11.87
  Accumulation units outstanding
  at the end of period                                                     165,210             96,168             72,682

JNL/Select Balanced Division107

  Accumulation unit value:
    Beginning of period                                                    $20.51              $17.16             $18.49
    End of period                                                          $22.35              $20.51             $17.16
  Accumulation units outstanding
  at the end of period                                                     560,842            364,499             256,702

JNL/Putnam Equity Division109

  Accumulation unit value:
    Beginning of period                                                    $17.64              $14.10             $16.79
    End of period                                                          $19.60              $17.64             $14.10
  Accumulation units outstanding
  at the end of period                                                     34,264              30,842             15,678

JNL/PPM America High Yield Bond Division107

  Accumulation unit value:
    Beginning of period                                                    $15.09              $12.94             $13.07
    End of period                                                          $15.57              $15.09             $12.94
  Accumulation units outstanding
  at the end of period                                                        -               584,907             115,052

JNL/Select Money Market Division106

  Accumulation unit value:
    Beginning of period                                                    $11.99              $12.14             $12.19
    End of period                                                          $11.88              $11.99             $12.14
  Accumulation units outstanding
  at the end of period                                                     378,910            506,139             207,572






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division109

  Accumulation unit value:
    Beginning of period                                                    $17.84              $14.57             $17.45
    End of period                                                          $19.24              $17.84             $14.57
  Accumulation units outstanding
  at the end of period                                                     185,087            135,879             69,950

JNL/Salomon Brothers Strategic Bond Division106

  Accumulation unit value:
    Beginning of period                                                    $17.20              $15.41             $14.88
    End of period                                                          $18.08              $17.20             $15.41
  Accumulation units outstanding
  at the end of period                                                     330,189            305,592             68,312

JNL/Salomon Brothers U.S. Government & Quality Bond Division106

  Accumulation unit value:
    Beginning of period                                                    $14.82              $14.90             $13.83
    End of period                                                          $15.12              $14.82             $14.90
  Accumulation units outstanding
  at the end of period                                                     429,398            403,991             475,440

JNL/T. Rowe Price Established Growth Division106

  Accumulation unit value:
    Beginning of period                                                    $23.17              $18.06             $22.30
    End of period                                                          $25.03              $23.17             $18.06
  Accumulation units outstanding
  at the end of period                                                     550,947            355,609             126,302

JNL/JPMorgan International Equity Division106

  Accumulation unit value:
    Beginning of period                                                    $11.44              $9.06              $11.58
    End of period                                                          $13.08              $11.44              $9.06
  Accumulation units outstanding
  at the end of period                                                     168,545            173,933             83,070

JNL/T. Rowe Price Mid-Cap Growth Division106

  Accumulation unit value:
    Beginning of period                                                    $28.00              $20.55             $26.19
    End of period                                                          $32.49              $28.00             $20.55
  Accumulation units outstanding
  at the end of period                                                     350,424            237,954             73,503






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division107

  Accumulation unit value:
    Beginning of period                                                     $9.30              $7.61               $9.71
    End of period                                                           $9.72              $9.30               $7.61
  Accumulation units outstanding
  at the end of period                                                     159,599            187,286             114,592

JNL/JPMorgan International Value Division207

  Accumulation unit value:
    Beginning of period                                                     $8.51              $6.21               $5.88
    End of period                                                          $10.25              $8.51               $6.21
  Accumulation units outstanding
  at the end of period                                                     423,661            170,252             11,507

JNL/PIMCO Total Return Bond Division106

  Accumulation unit value:
    Beginning of period                                                    $13.32              $12.93             $12.32
    End of period                                                          $13.67              $13.32             $12.93
  Accumulation units outstanding
  at the end of period                                                    1,219,668          1,100,315            749,211

JNL/Lazard Small Cap Value Division107

  Accumulation unit value:
    Beginning of period                                                    $12.63              $9.26              $12.25
    End of period                                                          $14.33              $12.63              $9.26
  Accumulation units outstanding
  at the end of period                                                     610,104            486,671             225,127

JNL/Lazard Mid Cap Value Division108

  Accumulation unit value:
    Beginning of period                                                    $13.77              $10.87             $13.19
    End of period                                                          $16.88              $13.77             $10.87
  Accumulation units outstanding
  at the end of period                                                     519,863            310,074             142,885

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.46               N/A                 N/A
    End of period                                                          $12.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     878,686              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division109

  Accumulation unit value:
    Beginning of period                                                     $7.48              $5.89               $7.15
    End of period                                                           $8.18              $7.48               $5.89
  Accumulation units outstanding
  at the end of period                                                    1,125,896           972,745             570,485

JNL/MCM The DowSM 10 Division107

  Accumulation unit value:
    Beginning of period                                                     $9.36              $7.57               $9.09
    End of period                                                           $9.47              $9.36               $7.57
  Accumulation units outstanding
  at the end of period                                                    2,517,375          1,869,664            661,018

JNL/MCM The S&P(R) 10 Division109

  Accumulation unit value:
    Beginning of period                                                     $8.49              $7.26               $9.65
    End of period                                                           $9.82              $8.49               $7.26
  Accumulation units outstanding
  at the end of period                                                    2,212,276          1,645,470            528,998

JNL/MCM Global 15 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.22              $7.05               $8.83
    End of period                                                          $11.62              $9.22               $7.05
  Accumulation units outstanding
  at the end of period                                                    2,219,288          1,440,513            510,581

JNL/MCM 25 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.85              $7.55               $9.57
    End of period                                                          $11.81              $9.85               $7.55
  Accumulation units outstanding
  at the end of period                                                    2,192,073          1,670,335            665,655

JNL/MCM Select Small-Cap Division109

  Accumulation unit value:
    Beginning of period                                                    $16.41              $11.28             $14.99
    End of period                                                          $18.16              $16.41             $11.28
  Accumulation units outstanding
  at the end of period                                                    1,181,680           954,110             329,371






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division481

  Accumulation unit value:
    Beginning of period                                                     $5.68              $5.60                N/A
    End of period                                                           $5.64              $5.68                N/A
  Accumulation units outstanding
  at the end of period                                                     162,444              369                 N/A

JNL/MCM Healthcare Sector Division481

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.27               N/A
    End of period                                                          $10.62              $10.45               N/A
  Accumulation units outstanding
  at the end of period                                                     64,134              1,701                N/A

JNL/MCM Financial Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.50               N/A
    End of period                                                          $11.95              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                     45,061               827                 N/A

JNL/MCM Oil & Gas Sector Division491

  Accumulation unit value:
    Beginning of period                                                    $13.17               N/A                 N/A
    End of period                                                          $17.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     247,879              N/A                 N/A

JNL/MCM Consumer Brands Sector Division487

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,442               N/A                 N/A

JNL/MCM Communications Sector Division496

  Accumulation unit value:
    Beginning of period                                                     $4.12               N/A                 N/A
    End of period                                                           $4.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     218,541              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division107

  Accumulation unit value:
    Beginning of period                                                     $6.41              $4.88               $6.47
    End of period                                                           $7.47              $6.41               $4.88
  Accumulation units outstanding
  at the end of period                                                     283,040            174,021             53,866

JNL/FMR Balanced Division107

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.35               $9.07
    End of period                                                          $10.05              $9.34               $8.35
  Accumulation units outstanding
  at the end of period                                                     357,235            240,159             96,057

JNL/T. Rowe Price Value Division107

  Accumulation unit value:
    Beginning of period                                                    $11.50              $9.01              $11.22
    End of period                                                          $13.03              $11.50              $9.01
  Accumulation units outstanding
  at the end of period                                                     963,135            637,132             236,815

JNL/MCM S&P 500 Index Division107

  Accumulation unit value:
    Beginning of period                                                     $9.63              $7.66               $9.48
    End of period                                                          $10.42              $9.63               $7.66
  Accumulation units outstanding
  at the end of period                                                    1,952,718          1,371,856            405,146

JNL/MCM S&P 400 MidCap Index Division107

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.47              $10.70
    End of period                                                          $12.75              $11.20              $8.47
  Accumulation units outstanding
  at the end of period                                                     897,902            619,976             216,340

JNL/MCM Small Cap Index Division107

  Accumulation unit value:
    Beginning of period                                                    $11.32              $7.89              $10.63
    End of period                                                          $13.06              $11.32              $7.89
  Accumulation units outstanding
  at the end of period                                                     777,472            580,646             199,123






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division107

  Accumulation unit value:
    Beginning of period                                                    $11.47              $8.50              $10.42
    End of period                                                          $13.48              $11.47              $8.50
  Accumulation units outstanding
  at the end of period                                                     747,452            428,583             167,453

JNL/MCM Bond Index Division107

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.68              $9.97
    End of period                                                          $11.01              $10.81             $10.68
  Accumulation units outstanding
  at the end of period                                                     663,190            375,960             210,570

JNL/Oppenheimer Global Growth Division106

  Accumulation unit value:
    Beginning of period                                                     $9.67              $7.00               $9.04
    End of period                                                          $11.21              $9.67               $7.00
  Accumulation units outstanding
  at the end of period                                                     489,848            344,494             156,251

JNL/Oppenheimer Growth Division117

  Accumulation unit value:
    Beginning of period                                                     $7.92              $6.84               $8.60
    End of period                                                           $8.11              $7.92               $6.84
  Accumulation units outstanding
  at the end of period                                                     213,640            140,865             47,078

JNL/AIM Large Cap Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $10.24              $8.01               $9.92
    End of period                                                          $11.08              $10.24              $8.01
  Accumulation units outstanding
  at the end of period                                                     521,740            283,276             107,372

JNL/AIM Small Cap Growth Division106

  Accumulation unit value:
    Beginning of period                                                    $11.25              $8.26              $10.97
    End of period                                                          $11.81              $11.25              $8.26
  Accumulation units outstanding
  at the end of period                                                     252,679            235,990             99,897






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division106

  Accumulation unit value:
    Beginning of period                                                     $9.37              $7.77              $10.29
    End of period                                                           $9.16              $9.37               $7.77
  Accumulation units outstanding
  at the end of period                                                        -                68,965             33,713

JNL/Select Value Division233

  Accumulation unit value:
    Beginning of period                                                    $14.47              $10.92             $11.08
    End of period                                                          $16.33              $14.47             $10.92
  Accumulation units outstanding
  at the end of period                                                     217,675             95,850              1,213

JNL/MCM Nasdaq 15 Division676

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     60,916               N/A                 N/A

JNL/MCM Value Line 25 Division676

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     205,217              N/A                 N/A

JNL/MCM VIP Division677

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     71,606               N/A                 N/A

JNL/MCM JNL 5 Division678

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     323,902              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $11.46              $9.90              $10.71
    End of period                                                          $12.35              $11.46              $9.90
  Accumulation units outstanding
  at the end of period                                                    2,873,656          2,017,755            948,266

JNL/S&P Managed Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $11.55              $9.65              $11.08
    End of period                                                          $12.64              $11.55              $9.65
  Accumulation units outstanding
  at the end of period                                                    4,030,819          2,692,625           1,102,927

JNL/S&P Managed Aggressive Growth Division106

  Accumulation unit value:
    Beginning of period                                                    $11.22              $9.00              $10.96
    End of period                                                          $12.42              $11.22              $9.00
  Accumulation units outstanding
  at the end of period                                                    2,359,177           686,881             388,307

JNL/S&P Very Aggressive Growth Division I110

  Accumulation unit value:
    Beginning of period                                                    $10.82              $8.43              $10.34
    End of period                                                          $11.05              $10.82              $8.43
  Accumulation units outstanding
  at the end of period                                                        -               184,169             93,287

JNL/S&P Equity Growth Division I107

  Accumulation unit value:
    Beginning of period                                                    $10.10              $7.93              $10.05
    End of period                                                          $10.27              $10.10              $7.93
  Accumulation units outstanding
  at the end of period                                                        -               604,639             275,146

JNL/S&P Equity Aggressive Growth Division I113

  Accumulation unit value:
    Beginning of period                                                    $10.33              $8.09               $9.96
    End of period                                                          $10.54              $10.33              $8.09
  Accumulation units outstanding
  at the end of period                                                        -               297,045             126,761






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division113

  Accumulation unit value:
    Beginning of period                                                     $9.93              $7.71               $9.48
    End of period                                                          $10.10              $9.93               $7.71
  Accumulation units outstanding
  at the end of period                                                        -                84,700             46,327

JNL/S&P Core Index 100 Division109

  Accumulation unit value:
    Beginning of period                                                    $10.23              $8.52               $9.57
    End of period                                                          $10.40              $10.23              $8.52
  Accumulation units outstanding
  at the end of period                                                        -               403,895             314,250

JNL/S&P Core Index 75 Division109

  Accumulation unit value:
    Beginning of period                                                    $10.09              $8.12               $9.50
    End of period                                                          $10.28              $10.09              $8.12
  Accumulation units outstanding
  at the end of period                                                        -                31,917             23,019

JNL/S&P Managed Conservative Division683

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,437               N/A                 N/A

JNL/S&P Managed Moderate Division690

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,880               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.72% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 3%
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division58

  Accumulation unit value:
    Beginning of period                                                    $23.07              $17.33             $19.40
    End of period                                                          $25.32              $23.07             $17.33
  Accumulation units outstanding
  at the end of period                                                      3,497              3,510               3,494

JNL/FMR Capital Growth Division48

  Accumulation unit value:
    Beginning of period                                                    $17.56              $13.17             $16.64
    End of period                                                          $20.37              $17.56             $13.17
  Accumulation units outstanding
  at the end of period                                                      1,450              1,451                 -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division58

  Accumulation unit value:
    Beginning of period                                                    $16.41              $12.34             $18.12
    End of period                                                          $16.94              $16.41             $12.34
  Accumulation units outstanding
  at the end of period                                                      9,705              9,701               8,426






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division52

  Accumulation unit value:
    Beginning of period                                                    $16.01              $13.08             $16.34
    End of period                                                          $16.74              $16.01             $13.08
  Accumulation units outstanding
  at the end of period                                                      8,890              9,061               7,071

JNL/Eagle SmallCap Equity Division58

  Accumulation unit value:
    Beginning of period                                                    $16.32              $11.86             $15.21
    End of period                                                          $19.06              $16.32             $11.86
  Accumulation units outstanding
  at the end of period                                                      2,693              5,211               2,704

JNL/Select Balanced Division52

  Accumulation unit value:
    Beginning of period                                                    $20.49              $17.15             $18.40
    End of period                                                          $22.33              $20.49             $17.15
  Accumulation units outstanding
  at the end of period                                                     13,421              13,223              6,028

JNL/Putnam Equity Division48

  Accumulation unit value:
    Beginning of period                                                    $17.62              $14.09             $17.44
    End of period                                                          $19.58              $17.62             $14.09
  Accumulation units outstanding
  at the end of period                                                       790                793                  -

JNL/PPM America High Yield Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $15.08              $12.93             $12.73
    End of period                                                          $15.56              $15.08             $12.93
  Accumulation units outstanding
  at the end of period                                                        -                10,397              4,134

JNL/Select Money Market Division52

  Accumulation unit value:
    Beginning of period                                                    $11.97              $12.12             $12.18
    End of period                                                          $11.85              $11.97             $12.12
  Accumulation units outstanding
  at the end of period                                                      3,497              11,792              6,250






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division48

  Accumulation unit value:
    Beginning of period                                                    $17.82              $14.56             $18.60
    End of period                                                          $19.22              $17.82             $14.56
  Accumulation units outstanding
  at the end of period                                                      6,320              6,416               4,480

JNL/Salomon Brothers Strategic Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $17.20              $15.41             $14.27
    End of period                                                          $18.07              $17.20             $15.41
  Accumulation units outstanding
  at the end of period                                                      2,705              7,268               6,363

JNL/Salomon Brothers U.S. Government & Quality Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $14.80              $14.88             $13.77
    End of period                                                          $15.11              $14.80             $14.88
  Accumulation units outstanding
  at the end of period                                                     16,319              23,894             21,709

JNL/T. Rowe Price Established Growth Division48

  Accumulation unit value:
    Beginning of period                                                    $23.15              $18.04             $22.60
    End of period                                                          $25.01              $23.15             $18.04
  Accumulation units outstanding
  at the end of period                                                      7,622              7,293               5,306

JNL/JPMorgan International Equity Division49

  Accumulation unit value:
    Beginning of period                                                    $11.43              $9.05              $11.74
    End of period                                                          $13.07              $11.43              $9.05
  Accumulation units outstanding
  at the end of period                                                      4,050              4,760               3,916

JNL/T. Rowe Price Mid-Cap Growth Division58

  Accumulation unit value:
    Beginning of period                                                    $27.98              $20.54             $24.96
    End of period                                                          $32.46              $27.98             $20.54
  Accumulation units outstanding
  at the end of period                                                     11,245              11,065              1,950






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division63

  Accumulation unit value:
    Beginning of period                                                     $9.30              $7.61              $10.04
    End of period                                                           $9.72              $9.30               $7.61
  Accumulation units outstanding
  at the end of period                                                       385                365                 364

JNL/JPMorgan International Value Division276

  Accumulation unit value:
    Beginning of period                                                     $8.50              $5.70                N/A
    End of period                                                          $10.24              $8.50                N/A
  Accumulation units outstanding
  at the end of period                                                      1,266              1,266                N/A

JNL/PIMCO Total Return Bond Division45

  Accumulation unit value:
    Beginning of period                                                    $13.31              $12.92             $12.32
    End of period                                                          $13.67              $13.31             $12.92
  Accumulation units outstanding
  at the end of period                                                     71,688              75,168             31,172

JNL/Lazard Small Cap Value Division49

  Accumulation unit value:
    Beginning of period                                                    $12.62              $9.25              $12.19
    End of period                                                          $14.32              $12.62              $9.25
  Accumulation units outstanding
  at the end of period                                                     11,301              10,614             14,209

JNL/Lazard Mid Cap Value Division49

  Accumulation unit value:
    Beginning of period                                                    $13.76              $10.86             $13.20
    End of period                                                          $16.87              $13.76             $10.86
  Accumulation units outstanding
  at the end of period                                                     15,742              17,875             17,726

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.45               N/A                 N/A
    End of period                                                          $12.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,961               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division45

  Accumulation unit value:
    Beginning of period                                                     $7.47              $5.89               $7.61
    End of period                                                           $8.18              $7.47               $5.89
  Accumulation units outstanding
  at the end of period                                                     24,272              25,347             25,566

JNL/MCM The DowSM 10 Division57

  Accumulation unit value:
    Beginning of period                                                     $9.36              $7.57               $9.05
    End of period                                                           $9.46              $9.36               $7.57
  Accumulation units outstanding
  at the end of period                                                     31,156              36,496             31,707

JNL/MCM The S&P(R) 10 Division109

  Accumulation unit value:
    Beginning of period                                                     $8.49              $7.26               $9.61
    End of period                                                           $9.82              $8.49               $7.26
  Accumulation units outstanding
  at the end of period                                                     25,396              27,806             12,364

JNL/MCM Global 15 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.22              $7.04               $8.55
    End of period                                                          $11.61              $9.22               $7.04
  Accumulation units outstanding
  at the end of period                                                     26,003              26,260             12,109

JNL/MCM 25 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.85              $7.54               $9.57
    End of period                                                          $11.80              $9.85               $7.54
  Accumulation units outstanding
  at the end of period                                                     25,283              31,278             18,439

JNL/MCM Select Small-Cap Division109

  Accumulation unit value:
    Beginning of period                                                    $11.31              $11.27             $14.98
    End of period                                                          $18.15              $11.31             $11.27
  Accumulation units outstanding
  at the end of period                                                     16,420              18,918             10,269






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division619

  Accumulation unit value:
    Beginning of period                                                     $5.07               N/A                 N/A
    End of period                                                           $5.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,899               N/A                 N/A

JNL/MCM Healthcare Sector Division524

  Accumulation unit value:
    Beginning of period                                                    $10.85               N/A                 N/A
    End of period                                                          $10.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,077               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division524

  Accumulation unit value:
    Beginning of period                                                    $13.88               N/A                 N/A
    End of period                                                          $17.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,447               N/A                 N/A

JNL/MCM Consumer Brands Sector Division524

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       716                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division62

  Accumulation unit value:
    Beginning of period                                                     $6.40              $4.88               $6.60
    End of period                                                           $7.47              $6.40               $4.88
  Accumulation units outstanding
  at the end of period                                                       531                543                 475

JNL/FMR Balanced Division52

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.35               $9.08
    End of period                                                          $10.04              $9.34               $8.35
  Accumulation units outstanding
  at the end of period                                                     24,440              25,024             15,690

JNL/T. Rowe Price Value Division52

  Accumulation unit value:
    Beginning of period                                                    $11.50              $9.01              $10.96
    End of period                                                          $13.02              $11.50              $9.01
  Accumulation units outstanding
  at the end of period                                                     22,093              22,638             13,206

JNL/MCM S&P 500 Index Division48

  Accumulation unit value:
    Beginning of period                                                     $9.63              $7.66              $10.05
    End of period                                                          $10.41              $9.63               $7.66
  Accumulation units outstanding
  at the end of period                                                     22,196              22,230             17,179

JNL/MCM S&P 400 MidCap Index Division53

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.47              $10.61
    End of period                                                          $12.74              $11.20              $8.47
  Accumulation units outstanding
  at the end of period                                                     18,857              20,063             15,280

JNL/MCM Small Cap Index Division53

  Accumulation unit value:
    Beginning of period                                                    $11.31              $7.89              $10.48
    End of period                                                          $13.06              $11.31              $7.89
  Accumulation units outstanding
  at the end of period                                                      5,881              5,460               2,759






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division57

  Accumulation unit value:
    Beginning of period                                                    $11.47              $8.50               $9.62
    End of period                                                          $13.47              $11.47              $8.50
  Accumulation units outstanding
  at the end of period                                                     15,029              17,770             17,104

JNL/MCM Bond Index Division57

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.68              $9.98
    End of period                                                          $11.01              $10.81             $10.68
  Accumulation units outstanding
  at the end of period                                                      8,420              7,134               6,123

JNL/Oppenheimer Global Growth Division50

  Accumulation unit value:
    Beginning of period                                                     $9.08              $6.57               $7.21
    End of period                                                          $10.52              $9.08               $6.57
  Accumulation units outstanding
  at the end of period                                                      6,995              2,744                182

JNL/Oppenheimer Growth Division50

  Accumulation unit value:
    Beginning of period                                                     $7.42              $6.41               $7.22
    End of period                                                           $7.60              $7.42               $6.41
  Accumulation units outstanding
  at the end of period                                                      6,471              5,679                71

JNL/AIM Large Cap Growth Division62

  Accumulation unit value:
    Beginning of period                                                    $10.24              $8.01              $10.72
    End of period                                                          $11.07              $10.24              $8.01
  Accumulation units outstanding
  at the end of period                                                      5,957              5,258               4,285

JNL/AIM Small Cap Growth Division62

  Accumulation unit value:
    Beginning of period                                                    $11.24              $8.26              $11.21
    End of period                                                          $11.81              $11.24              $8.26
  Accumulation units outstanding
  at the end of period                                                      3,558              3,555               1,193






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division48

  Accumulation unit value:
    Beginning of period                                                     $9.37              $7.77              $10.11
    End of period                                                           $9.16              $9.37               $7.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division44

  Accumulation unit value:
    Beginning of period                                                    $11.45              $9.90              $11.08
    End of period                                                          $12.34              $11.45              $9.90
  Accumulation units outstanding
  at the end of period                                                     134,435            136,003             76,395

JNL/S&P Managed Growth Division47

  Accumulation unit value:
    Beginning of period                                                    $11.54              $9.64              $11.31
    End of period                                                          $12.64              $11.54              $9.64
  Accumulation units outstanding
  at the end of period                                                     106,235             78,898             84,863

JNL/S&P Managed Aggressive Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $11.21              $8.99               $9.95
    End of period                                                          $12.41              $11.21              $8.99
  Accumulation units outstanding
  at the end of period                                                     70,669              24,102              9,010

JNL/S&P Very Aggressive Growth Division I52

  Accumulation unit value:
    Beginning of period                                                    $10.81              $8.43               $8.40
    End of period                                                          $11.04              $10.81              $8.43
  Accumulation units outstanding
  at the end of period                                                        -                5,173               5,173

JNL/S&P Equity Growth Division I39

  Accumulation unit value:
    Beginning of period                                                    $10.10              $7.93              $10.54
    End of period                                                          $10.27              $10.10              $7.93
  Accumulation units outstanding
  at the end of period                                                        -                32,707             25,731

JNL/S&P Equity Aggressive Growth Division I49

  Accumulation unit value:
    Beginning of period                                                    $10.33              $8.09              $10.44
    End of period                                                          $10.53              $10.33              $8.09
  Accumulation units outstanding
  at the end of period                                                        -                 463                 465






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division42

  Accumulation unit value:
    Beginning of period                                                     $9.92              $7.71               $9.91
    End of period                                                          $10.10              $9.92               $7.71
  Accumulation units outstanding
  at the end of period                                                        -                15,409             15,850

JNL/S&P Core Index 100 Division56

  Accumulation unit value:
    Beginning of period                                                    $10.23              $8.52               $9.78
    End of period                                                          $10.39              $10.23              $8.52
  Accumulation units outstanding
  at the end of period                                                        -                28,504             25,486

JNL/S&P Core Index 75 Division75

  Accumulation unit value:
    Beginning of period                                                    $10.09              $8.12              $10.17
    End of period                                                          $10.28              $10.09              $8.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.745% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division342

  Accumulation unit value:
    Beginning of period                                                    $23.02              $20.40               N/A
    End of period                                                          $25.26              $23.02               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 491                 N/A

JNL/FMR Capital Growth Division342

  Accumulation unit value:
    Beginning of period                                                    $17.53              $15.41               N/A
    End of period                                                          $20.32              $17.53               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 647                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division342

  Accumulation unit value:
    Beginning of period                                                    $15.05              $14.07               N/A
    End of period                                                          $15.52              $15.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division378

  Accumulation unit value:
    Beginning of period                                                    $27.92              $24.89               N/A
    End of period                                                          $32.38              $27.92               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 396                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division342

  Accumulation unit value:
    Beginning of period                                                    $13.29              $13.47               N/A
    End of period                                                          $13.64              $13.29               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division735

  Accumulation unit value:
    Beginning of period                                                    $16.82               N/A                 N/A
    End of period                                                          $16.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       749                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division342

  Accumulation unit value:
    Beginning of period                                                     $7.47              $6.66                N/A
    End of period                                                           $8.16              $7.47                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,510                N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division735

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,285               N/A                 N/A

JNL/MCM Global 15 Division735

  Accumulation unit value:
    Beginning of period                                                    $11.58               N/A                 N/A
    End of period                                                          $11.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,088               N/A                 N/A

JNL/MCM 25 Division735

  Accumulation unit value:
    Beginning of period                                                    $11.77               N/A                 N/A
    End of period                                                          $11.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,070               N/A                 N/A

JNL/MCM Select Small-Cap Division388

  Accumulation unit value:
    Beginning of period                                                    $16.38              $13.97               N/A
    End of period                                                          $18.13              $16.38               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 707                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division735

  Accumulation unit value:
    Beginning of period                                                     $5.62               N/A                 N/A
    End of period                                                           $5.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,240               N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division735

  Accumulation unit value:
    Beginning of period                                                    $17.14               N/A                 N/A
    End of period                                                          $17.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       735                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division735

  Accumulation unit value:
    Beginning of period                                                     $4.50               N/A                 N/A
    End of period                                                           $4.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,801               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division342

  Accumulation unit value:
    Beginning of period                                                    $11.19              $9.54                N/A
    End of period                                                          $12.73              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                       990               1,043                N/A

JNL/MCM Small Cap Index Division342

  Accumulation unit value:
    Beginning of period                                                    $11.31              $9.34                N/A
    End of period                                                          $13.05              $11.31               N/A
  Accumulation units outstanding
  at the end of period                                                       963               1,060                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division735

  Accumulation unit value:
    Beginning of period                                                    $13.36               N/A                 N/A
    End of period                                                          $13.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       943                N/A                 N/A

JNL/MCM Bond Index Division342

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.98               N/A
    End of period                                                          $11.00              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division342

  Accumulation unit value:
    Beginning of period                                                    $11.44              $10.70               N/A
    End of period                                                          $12.32              $11.44               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 941                 N/A

JNL/S&P Managed Growth Division342

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.54               N/A
    End of period                                                          $12.61              $11.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,877                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.75% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
COMBINED DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL
  AND COMPOUNDING DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT
4% ROLL-UP DEATH BENEFIT AND EARNINGSMAX
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division80

  Accumulation unit value:
    Beginning of period                                                    $23.01              $17.29             $23.71
    End of period                                                          $25.25              $23.01             $17.29
  Accumulation units outstanding
  at the end of period                                                     15,471              2,460               1,229

JNL/FMR Capital Growth Division80

  Accumulation unit value:
    Beginning of period                                                    $17.52              $13.14             $17.15
    End of period                                                          $20.31              $17.52             $13.14
  Accumulation units outstanding
  at the end of period                                                      9,430              9,247               1,659

JNL/Select Global Growth Division679

  Accumulation unit value:
    Beginning of period                                                    $20.21               N/A                 N/A
    End of period                                                          $22.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       262                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division106

  Accumulation unit value:
    Beginning of period                                                    $16.39              $12.32             $16.93
    End of period                                                          $16.91              $16.39             $12.32
  Accumulation units outstanding
  at the end of period                                                     25,045              14,011               522

JNL/Eagle Core Equity Division106

  Accumulation unit value:
    Beginning of period                                                    $16.04              $13.12             $16.24
    End of period                                                          $16.76              $16.04             $13.12
  Accumulation units outstanding
  at the end of period                                                     40,577              27,990               20

JNL/Eagle SmallCap Equity Division85

  Accumulation unit value:
    Beginning of period                                                    $16.29              $11.84             $16.72
    End of period                                                          $19.01              $16.29             $11.84
  Accumulation units outstanding
  at the end of period                                                     20,933              5,757               6,034

JNL/Select Balanced Division80

  Accumulation unit value:
    Beginning of period                                                    $20.44              $17.11             $18.28
    End of period                                                          $22.26              $20.44             $17.11
  Accumulation units outstanding
  at the end of period                                                     95,458              31,047              2,071

JNL/Putnam Equity Division299

  Accumulation unit value:
    Beginning of period                                                    $17.66              $13.55               N/A
    End of period                                                          $19.62              $17.66               N/A
  Accumulation units outstanding
  at the end of period                                                      7,467              4,713                N/A

JNL/PPM America High Yield Bond Division47

  Accumulation unit value:
    Beginning of period                                                    $15.04              $12.90             $12.82
    End of period                                                          $15.51              $15.04             $12.90
  Accumulation units outstanding
  at the end of period                                                        -                62,992             20,347






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division81

  Accumulation unit value:
    Beginning of period                                                    $11.93              $12.08             $12.15
    End of period                                                          $11.81              $11.93             $12.08
  Accumulation units outstanding
  at the end of period                                                     208,610             21,539              6,963

JNL/Putnam Value Equity Division61

  Accumulation unit value:
    Beginning of period                                                    $17.77              $14.52             $17.78
    End of period                                                          $19.17              $17.77             $14.52
  Accumulation units outstanding
  at the end of period                                                     23,747              17,136              3,200

JNL/Salomon Brothers Strategic Bond Division80

  Accumulation unit value:
    Beginning of period                                                    $17.14              $15.37             $14.61
    End of period                                                          $18.01              $17.14             $15.37
  Accumulation units outstanding
  at the end of period                                                     66,954              28,750               495

JNL/Salomon Brothers U.S. Government & Quality Bond Division47

  Accumulation unit value:
    Beginning of period                                                    $14.76              $14.85             $13.74
    End of period                                                          $15.07              $14.76             $14.85
  Accumulation units outstanding
  at the end of period                                                     89,442             121,086             83,419

JNL/T. Rowe Price Established Growth Division74

  Accumulation unit value:
    Beginning of period                                                    $23.09              $18.00             $23.43
    End of period                                                          $24.93              $23.09             $18.00
  Accumulation units outstanding
  at the end of period                                                     65,998              26,975               705

JNL/JPMorgan International Equity Division85

  Accumulation unit value:
    Beginning of period                                                    $11.40              $9.03              $11.67
    End of period                                                          $13.04              $11.40              $9.03
  Accumulation units outstanding
  at the end of period                                                     36,743              19,124              1,473






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division74

  Accumulation unit value:
    Beginning of period                                                    $27.91              $20.49             $26.41
    End of period                                                          $32.37              $27.91             $20.49
  Accumulation units outstanding
  at the end of period                                                     38,384              15,466               192

JNL/Alliance Capital Growth Division85

  Accumulation unit value:
    Beginning of period                                                     $9.28              $7.60              $10.52
    End of period                                                           $9.70              $9.28               $7.60
  Accumulation units outstanding
  at the end of period                                                     11,202              13,281              6,075

JNL/JPMorgan International Value Division253

  Accumulation unit value:
    Beginning of period                                                     $8.50              $6.39                N/A
    End of period                                                          $10.23              $8.50                N/A
  Accumulation units outstanding
  at the end of period                                                     72,948              22,314               N/A

JNL/PIMCO Total Return Bond Division47

  Accumulation unit value:
    Beginning of period                                                    $13.29              $12.90             $12.27
    End of period                                                          $13.64              $13.29             $12.90
  Accumulation units outstanding
  at the end of period                                                     330,688            185,300             31,909

JNL/Lazard Small Cap Value Division80

  Accumulation unit value:
    Beginning of period                                                    $12.60              $9.24              $12.06
    End of period                                                          $14.29              $12.60              $9.24
  Accumulation units outstanding
  at the end of period                                                     88,872              64,746              4,543

JNL/Lazard Mid Cap Value Division61

  Accumulation unit value:
    Beginning of period                                                    $13.74              $10.85             $13.04
    End of period                                                          $16.84              $13.74             $10.85
  Accumulation units outstanding
  at the end of period                                                     80,168              55,363              1,530






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.42               N/A                 N/A
    End of period                                                          $12.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     141,640              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division126

  Accumulation unit value:
    Beginning of period                                                     $7.46              $5.88               $7.25
    End of period                                                           $8.16              $7.46               $5.88
  Accumulation units outstanding
  at the end of period                                                     52,090              36,614             12,974

JNL/MCM The DowSM 10 Division61

  Accumulation unit value:
    Beginning of period                                                     $9.35              $7.56               $8.96
    End of period                                                           $9.45              $9.35               $7.56
  Accumulation units outstanding
  at the end of period                                                     597,044            289,618             20,325

JNL/MCM The S&P(R) 10 Division127

  Accumulation unit value:
    Beginning of period                                                     $8.48              $7.25               $9.66
    End of period                                                           $9.80              $8.48               $7.25
  Accumulation units outstanding
  at the end of period                                                     582,190            289,939             13,236

JNL/MCM Global 15 Division128

  Accumulation unit value:
    Beginning of period                                                     $9.21              $7.04               $8.55
    End of period                                                          $11.59              $9.21               $7.04
  Accumulation units outstanding
  at the end of period                                                     500,886            227,874              2,532

JNL/MCM 25 Division127

  Accumulation unit value:
    Beginning of period                                                     $9.84              $7.54               $9.28
    End of period                                                          $11.78              $9.84               $7.54
  Accumulation units outstanding
  at the end of period                                                     523,598            262,848             17,971






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division127

  Accumulation unit value:
    Beginning of period                                                    $16.38              $11.26             $13.84
    End of period                                                          $18.12              $16.38             $11.26
  Accumulation units outstanding
  at the end of period                                                     291,132            141,282              4,243

JNL/MCM Technology Sector Division521

  Accumulation unit value:
    Beginning of period                                                     $5.64               N/A                 N/A
    End of period                                                           $5.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,079               N/A                 N/A

JNL/MCM Healthcare Sector Division490

  Accumulation unit value:
    Beginning of period                                                    $10.60               N/A                 N/A
    End of period                                                          $10.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,277               N/A                 N/A

JNL/MCM Financial Sector Division517

  Accumulation unit value:
    Beginning of period                                                    $11.34               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,497               N/A                 N/A

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                    $14.38               N/A                 N/A
    End of period                                                          $17.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,840               N/A                 N/A

JNL/MCM Consumer Brands Sector Division476

  Accumulation unit value:
    Beginning of period                                                     $9.90              $9.53                N/A
    End of period                                                          $10.71              $9.90                N/A
  Accumulation units outstanding
  at the end of period                                                      3,596              1,660                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division516

  Accumulation unit value:
    Beginning of period                                                     $4.22               N/A                 N/A
    End of period                                                           $4.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,322               N/A                 N/A

JNL/Putnam Midcap Growth Division169

  Accumulation unit value:
    Beginning of period                                                     $6.26              $4.88               $5.10
    End of period                                                           $7.30              $6.26               $4.88
  Accumulation units outstanding
  at the end of period                                                     38,539              12,331               442

JNL/FMR Balanced Division106

  Accumulation unit value:
    Beginning of period                                                     $9.33              $8.35               $9.07
    End of period                                                          $10.03              $9.33               $8.35
  Accumulation units outstanding
  at the end of period                                                     95,098              75,288              7,283

JNL/T. Rowe Price Value Division74

  Accumulation unit value:
    Beginning of period                                                    $11.49              $9.00              $11.56
    End of period                                                          $13.01              $11.49              $9.00
  Accumulation units outstanding
  at the end of period                                                     179,030             95,207             15,346

JNL/MCM S&P 500 Index Division80

  Accumulation unit value:
    Beginning of period                                                     $9.62              $7.66              $10.05
    End of period                                                          $10.40              $9.62               $7.66
  Accumulation units outstanding
  at the end of period                                                     399,802            182,513             29,162

JNL/MCM S&P 400 MidCap Index Division80

  Accumulation unit value:
    Beginning of period                                                    $11.19              $8.46              $10.67
    End of period                                                          $12.73              $11.19              $8.46
  Accumulation units outstanding
  at the end of period                                                     181,373             69,773              7,603






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division144

  Accumulation unit value:
    Beginning of period                                                    $11.31              $7.89               $9.29
    End of period                                                          $13.05              $11.31              $7.89
  Accumulation units outstanding
  at the end of period                                                     161,477             51,633              7,372

JNL/MCM International Index Division127

  Accumulation unit value:
    Beginning of period                                                    $11.46              $8.50              $10.54
    End of period                                                          $13.46              $11.46              $8.50
  Accumulation units outstanding
  at the end of period                                                     154,945             51,227              5,612

JNL/MCM Bond Index Division47

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.67              $9.98
    End of period                                                          $11.00              $10.80             $10.67
  Accumulation units outstanding
  at the end of period                                                     136,053             62,150             34,856

JNL/Oppenheimer Global Growth Division85

  Accumulation unit value:
    Beginning of period                                                     $9.66              $6.99               $9.27
    End of period                                                          $11.19              $9.66               $6.99
  Accumulation units outstanding
  at the end of period                                                     73,874              26,640              1,933

JNL/Oppenheimer Growth Division167

  Accumulation unit value:
    Beginning of period                                                     $7.90              $6.83               $7.29
    End of period                                                           $8.09              $7.90               $6.83
  Accumulation units outstanding
  at the end of period                                                     52,968              5,268                935

JNL/AIM Large Cap Growth Division61

  Accumulation unit value:
    Beginning of period                                                    $10.23              $8.01              $10.30
    End of period                                                          $11.06              $10.23              $8.01
  Accumulation units outstanding
  at the end of period                                                     90,684              33,313              1,958






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division126

  Accumulation unit value:
    Beginning of period                                                    $11.24              $8.26              $10.42
    End of period                                                          $11.80              $11.24              $8.26
  Accumulation units outstanding
  at the end of period                                                     57,354              30,834                -

JNL/AIM Premier Equity II Division169

  Accumulation unit value:
    Beginning of period                                                     $9.36              $7.77               $8.08
    End of period                                                           $9.15              $9.36               $7.77
  Accumulation units outstanding
  at the end of period                                                        -                7,336                840

JNL/Select Value Division326

  Accumulation unit value:
    Beginning of period                                                    $14.47              $11.58               N/A
    End of period                                                          $16.32              $14.47               N/A
  Accumulation units outstanding
  at the end of period                                                     40,228              18,679               N/A

JNL/MCM Nasdaq 15 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,025               N/A                 N/A

JNL/MCM Value Line 25 Division697

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,594               N/A                 N/A

JNL/MCM VIP Division696

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,895               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division691

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     61,929               N/A                 N/A

JNL/S&P Managed Moderate Growth Division89

  Accumulation unit value:
    Beginning of period                                                    $11.43              $9.88              $10.97
    End of period                                                          $12.31              $11.43              $9.88
  Accumulation units outstanding
  at the end of period                                                     535,125            448,436             53,886

JNL/S&P Managed Growth Division74

  Accumulation unit value:
    Beginning of period                                                    $11.52              $9.63              $11.30
    End of period                                                          $12.61              $11.52              $9.63
  Accumulation units outstanding
  at the end of period                                                    1,136,452           609,510             17,153

JNL/S&P Managed Aggressive Growth Division146

  Accumulation unit value:
    Beginning of period                                                    $11.19              $8.98               $9.60
    End of period                                                          $12.38              $11.19              $8.98
  Accumulation units outstanding
  at the end of period                                                     700,931             73,571              2,486

JNL/S&P Very Aggressive Growth Division I361

  Accumulation unit value:
    Beginning of period                                                    $10.80              $9.51                N/A
    End of period                                                          $11.02              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                        -                4,933                N/A

JNL/S&P Equity Growth Division I74

  Accumulation unit value:
    Beginning of period                                                    $10.08              $7.92              $10.49
    End of period                                                          $10.25              $10.08              $7.92
  Accumulation units outstanding
  at the end of period                                                        -               172,405              3,516






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I315

  Accumulation unit value:
    Beginning of period                                                    $10.31              $8.26                N/A
    End of period                                                          $10.51              $10.31               N/A
  Accumulation units outstanding
  at the end of period                                                        -                22,551               N/A

JNL/S&P Core Index 50 Division395

  Accumulation unit value:
    Beginning of period                                                     $9.92              $8.94                N/A
    End of period                                                          $10.09              $9.92                N/A
  Accumulation units outstanding
  at the end of period                                                        -                20,272               N/A

JNL/S&P Core Index 100 Division74

  Accumulation unit value:
    Beginning of period                                                    $10.22              $8.52              $10.06
    End of period                                                          $10.39              $10.22              $8.52
  Accumulation units outstanding
  at the end of period                                                        -                22,209               745

JNL/S&P Core Index 75 Division74

  Accumulation unit value:
    Beginning of period                                                    $10.08              $8.11              $10.08
    End of period                                                          $10.27              $10.08              $8.11
  Accumulation units outstanding
  at the end of period                                                        -                60,981               744

JNL/S&P Managed Conservative Division694

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Division694

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,331               N/A                 N/A

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.76% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division694

  Accumulation unit value:
    Beginning of period                                                    $23.34               N/A                 N/A
    End of period                                                          $25.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,932               N/A                 N/A

JNL/FMR Capital Growth Division631

  Accumulation unit value:
    Beginning of period                                                    $16.93               N/A                 N/A
    End of period                                                          $20.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       460                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division694

  Accumulation unit value:
    Beginning of period                                                    $15.45               N/A                 N/A
    End of period                                                          $16.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,838               N/A                 N/A

JNL/Eagle SmallCap Equity Division682

  Accumulation unit value:
    Beginning of period                                                    $16.34               N/A                 N/A
    End of period                                                          $19.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,645               N/A                 N/A

JNL/Select Balanced Division618

  Accumulation unit value:
    Beginning of period                                                    $20.64               N/A                 N/A
    End of period                                                          $22.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       725                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division618

  Accumulation unit value:
    Beginning of period                                                    $15.09               N/A                 N/A
    End of period                                                          $15.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division704

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $11.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,734               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division618

  Accumulation unit value:
    Beginning of period                                                    $17.10               N/A                 N/A
    End of period                                                          $17.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,530               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division618

  Accumulation unit value:
    Beginning of period                                                    $14.66               N/A                 N/A
    End of period                                                          $15.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,113               N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division635

  Accumulation unit value:
    Beginning of period                                                    $10.89               N/A                 N/A
    End of period                                                          $13.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division618

  Accumulation unit value:
    Beginning of period                                                    $13.26               N/A                 N/A
    End of period                                                          $13.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,016               N/A                 N/A

JNL/Lazard Small Cap Value Division635

  Accumulation unit value:
    Beginning of period                                                    $11.94               N/A                 N/A
    End of period                                                          $14.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,738               N/A                 N/A

JNL/Lazard Mid Cap Value Division635

  Accumulation unit value:
    Beginning of period                                                    $13.94               N/A                 N/A
    End of period                                                          $16.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,006               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.42               N/A                 N/A
    End of period                                                          $12.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,672               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division618

  Accumulation unit value:
    Beginning of period                                                     $8.77               N/A                 N/A
    End of period                                                           $9.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,365               N/A                 N/A

JNL/MCM The S&P(R) 10 Division618

  Accumulation unit value:
    Beginning of period                                                     $8.39               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     62,710               N/A                 N/A

JNL/MCM Global 15 Division618

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                          $11.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     52,508               N/A                 N/A

JNL/MCM 25 Division618

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A                 N/A
    End of period                                                          $11.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     50,794               N/A                 N/A

JNL/MCM Select Small-Cap Division618

  Accumulation unit value:
    Beginning of period                                                    $15.62               N/A                 N/A
    End of period                                                          $18.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,197               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division682

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $10.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,890               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division663

  Accumulation unit value:
    Beginning of period                                                    $15.70               N/A                 N/A
    End of period                                                          $17.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       543                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division694

  Accumulation unit value:
    Beginning of period                                                    $11.95               N/A                 N/A
    End of period                                                          $13.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,773               N/A                 N/A

JNL/MCM S&P 500 Index Division618

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                          $10.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,712               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division618

  Accumulation unit value:
    Beginning of period                                                    $11.28               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,864               N/A                 N/A

JNL/MCM Small Cap Index Division618

  Accumulation unit value:
    Beginning of period                                                    $11.28               N/A                 N/A
    End of period                                                          $13.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,332               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division618

  Accumulation unit value:
    Beginning of period                                                    $11.76               N/A                 N/A
    End of period                                                          $13.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,112               N/A                 N/A

JNL/MCM Bond Index Division618

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $11.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,405               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division635

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division734

  Accumulation unit value:
    Beginning of period                                                    $10.87               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       130                N/A                 N/A

JNL/MCM Value Line 25 Division693

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,597               N/A                 N/A

JNL/MCM VIP Division693

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       137                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division650

  Accumulation unit value:
    Beginning of period                                                    $11.40               N/A                 N/A
    End of period                                                          $12.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,584               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division696

  Accumulation unit value:
    Beginning of period                                                    $11.45               N/A                 N/A
    End of period                                                          $12.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division650

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division726

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       739                N/A                 N/A

JNL/S&P Managed Moderate Division726

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       650                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.795% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMBINED DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division335

  Accumulation unit value:
    Beginning of period                                                    $22.92              $19.48               N/A
    End of period                                                          $25.14              $22.92               N/A
  Accumulation units outstanding
  at the end of period                                                      6,202              4,904                N/A

JNL/FMR Capital Growth Division302

  Accumulation unit value:
    Beginning of period                                                    $17.45              $13.32               N/A
    End of period                                                          $20.22              $17.45               N/A
  Accumulation units outstanding
  at the end of period                                                      3,066              3,058                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division229

  Accumulation unit value:
    Beginning of period                                                    $16.31              $12.28             $12.82
    End of period                                                          $16.83              $16.31             $12.28
  Accumulation units outstanding
  at the end of period                                                     14,975              17,372               465






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division201

  Accumulation unit value:
    Beginning of period                                                    $15.93              $13.02             $12.03
    End of period                                                          $16.63              $15.93             $13.02
  Accumulation units outstanding
  at the end of period                                                      7,448              9,894                301

JNL/Eagle SmallCap Equity Division302

  Accumulation unit value:
    Beginning of period                                                    $16.23              $11.11               N/A
    End of period                                                          $18.94              $16.23               N/A
  Accumulation units outstanding
  at the end of period                                                     10,686              11,227               N/A

JNL/Select Balanced Division245

  Accumulation unit value:
    Beginning of period                                                    $20.36              $17.05             $17.12
    End of period                                                          $22.17              $20.36             $17.05
  Accumulation units outstanding
  at the end of period                                                     29,211              19,046              1,620

JNL/Putnam Equity Division335

  Accumulation unit value:
    Beginning of period                                                    $17.51              $15.02               N/A
    End of period                                                          $19.44              $17.51               N/A
  Accumulation units outstanding
  at the end of period                                                       778               2,433                N/A

JNL/PPM America High Yield Bond Division206

  Accumulation unit value:
    Beginning of period                                                    $14.98              $12.85             $12.04
    End of period                                                          $15.45              $14.98             $12.85
  Accumulation units outstanding
  at the end of period                                                        -                36,164               432

JNL/Select Money Market Division201

  Accumulation unit value:
    Beginning of period                                                    $11.90              $12.06             $12.08
    End of period                                                          $11.78              $11.90             $12.06
  Accumulation units outstanding
  at the end of period                                                      9,142              8,941               7,473






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division313

  Accumulation unit value:
    Beginning of period                                                    $17.70              $14.56               N/A
    End of period                                                          $19.09              $17.70               N/A
  Accumulation units outstanding
  at the end of period                                                      4,375              3,523                N/A

JNL/Salomon Brothers Strategic Bond Division305

  Accumulation unit value:
    Beginning of period                                                    $17.08              $15.97               N/A
    End of period                                                          $17.93              $17.08               N/A
  Accumulation units outstanding
  at the end of period                                                     17,242              18,875               N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division245

  Accumulation unit value:
    Beginning of period                                                    $14.71              $14.80             $14.68
    End of period                                                          $15.00              $14.71             $14.80
  Accumulation units outstanding
  at the end of period                                                     18,565              23,546              1,945

JNL/T. Rowe Price Established Growth Division295

  Accumulation unit value:
    Beginning of period                                                    $23.00              $17.99               N/A
    End of period                                                          $24.83              $23.00               N/A
  Accumulation units outstanding
  at the end of period                                                     25,786              18,363               N/A

JNL/JPMorgan International Equity Division206

  Accumulation unit value:
    Beginning of period                                                    $11.36              $9.00               $8.55
    End of period                                                          $12.98              $11.36              $9.00
  Accumulation units outstanding
  at the end of period                                                      1,893              7,124               1,257

JNL/T. Rowe Price Mid-Cap Growth Division201

  Accumulation unit value:
    Beginning of period                                                    $27.80              $20.42             $17.85
    End of period                                                          $32.23              $27.80             $20.42
  Accumulation units outstanding
  at the end of period                                                     15,084              10,758               701






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division302

  Accumulation unit value:
    Beginning of period                                                     $9.26              $7.77                N/A
    End of period                                                           $9.67              $9.26                N/A
  Accumulation units outstanding
  at the end of period                                                      8,725              13,393               N/A

JNL/JPMorgan International Value Division303

  Accumulation unit value:
    Beginning of period                                                     $8.46              $5.94                N/A
    End of period                                                          $10.19              $8.46                N/A
  Accumulation units outstanding
  at the end of period                                                     14,514              5,865                N/A

JNL/PIMCO Total Return Bond Division201

  Accumulation unit value:
    Beginning of period                                                    $13.25              $12.88             $12.61
    End of period                                                          $13.60              $13.25             $12.88
  Accumulation units outstanding
  at the end of period                                                     56,607              74,816               904

JNL/Lazard Small Cap Value Division206

  Accumulation unit value:
    Beginning of period                                                    $12.57              $9.22               $8.43
    End of period                                                          $14.24              $12.57              $9.22
  Accumulation units outstanding
  at the end of period                                                     15,420              10,754              1,043

JNL/Lazard Mid Cap Value Division201

  Accumulation unit value:
    Beginning of period                                                    $13.70              $10.82              $9.74
    End of period                                                          $16.78              $13.70             $10.82
  Accumulation units outstanding
  at the end of period                                                     13,424              8,604               1,121

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.39               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     42,120               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division201

  Accumulation unit value:
    Beginning of period                                                     $7.45              $5.87               $5.34
    End of period                                                           $8.14              $7.45               $5.88
  Accumulation units outstanding
  at the end of period                                                     26,441              17,802              1,692

JNL/MCM The DowSM 10 Division299

  Accumulation unit value:
    Beginning of period                                                     $9.33              $6.66                N/A
    End of period                                                           $9.42              $9.33                N/A
  Accumulation units outstanding
  at the end of period                                                     115,230             81,488               N/A

JNL/MCM The S&P(R) 10 Division201

  Accumulation unit value:
    Beginning of period                                                     $8.46              $7.24               $7.61
    End of period                                                           $9.78              $8.46               $7.24
  Accumulation units outstanding
  at the end of period                                                     103,380             81,020               416

JNL/MCM Global 15 Division303

  Accumulation unit value:
    Beginning of period                                                     $9.19              $6.38                N/A
    End of period                                                          $11.56              $9.19                N/A
  Accumulation units outstanding
  at the end of period                                                     85,749              61,832               N/A

JNL/MCM 25 Division206

  Accumulation unit value:
    Beginning of period                                                     $9.82              $7.52               $7.07
    End of period                                                          $11.75              $9.82               $7.52
  Accumulation units outstanding
  at the end of period                                                     85,407              65,590               736

JNL/MCM Select Small-Cap Division299

  Accumulation unit value:
    Beginning of period                                                    $16.35              $11.13               N/A
    End of period                                                          $18.08              $16.35               N/A
  Accumulation units outstanding
  at the end of period                                                     59,892              45,226               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division477

  Accumulation unit value:
    Beginning of period                                                     $5.66              $5.43                N/A
    End of period                                                           $5.62              $5.66                N/A
  Accumulation units outstanding
  at the end of period                                                      4,406               511                 N/A

JNL/MCM Healthcare Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $10.41              $10.14               N/A
    End of period                                                          $10.57              $10.41               N/A
  Accumulation units outstanding
  at the end of period                                                      2,801               274                 N/A

JNL/MCM Financial Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.35               N/A
    End of period                                                          $11.90              $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                      2,827               268                 N/A

JNL/MCM Oil & Gas Sector Division561

  Accumulation unit value:
    Beginning of period                                                    $14.07               N/A                 N/A
    End of period                                                          $17.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       308                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division519

  Accumulation unit value:
    Beginning of period                                                     $4.23               N/A                 N/A
    End of period                                                           $4.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       749                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division309

  Accumulation unit value:
    Beginning of period                                                     $6.39              $4.91                N/A
    End of period                                                           $7.44              $6.39                N/A
  Accumulation units outstanding
  at the end of period                                                     14,982              15,294               N/A

JNL/FMR Balanced Division201

  Accumulation unit value:
    Beginning of period                                                     $9.31              $8.34               $8.11
    End of period                                                          $10.01              $9.31               $8.34
  Accumulation units outstanding
  at the end of period                                                     21,050              20,412               390

JNL/T. Rowe Price Value Division229

  Accumulation unit value:
    Beginning of period                                                    $11.47              $8.99               $8.93
    End of period                                                          $12.98              $11.47              $8.99
  Accumulation units outstanding
  at the end of period                                                     44,069              33,053              1,113

JNL/MCM S&P 500 Index Division299

  Accumulation unit value:
    Beginning of period                                                     $9.61              $7.47                N/A
    End of period                                                          $10.39              $9.61                N/A
  Accumulation units outstanding
  at the end of period                                                     56,145              53,194               N/A

JNL/MCM S&P 400 MidCap Index Division299

  Accumulation unit value:
    Beginning of period                                                    $11.18              $8.10                N/A
    End of period                                                          $12.71              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                     28,909              20,800               N/A

JNL/MCM Small Cap Index Division201

  Accumulation unit value:
    Beginning of period                                                    $11.30              $7.88               $7.22
    End of period                                                          $13.03              $11.30              $7.88
  Accumulation units outstanding
  at the end of period                                                     24,967              16,280               226






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division218

  Accumulation unit value:
    Beginning of period                                                    $11.45              $8.49               $8.43
    End of period                                                          $13.44              $11.45              $8.49
  Accumulation units outstanding
  at the end of period                                                     18,970              9,146                61

JNL/MCM Bond Index Division305

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.73               N/A
    End of period                                                          $10.99              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                      2,529               921                 N/A

JNL/Oppenheimer Global Growth Division309

  Accumulation unit value:
    Beginning of period                                                     $9.65              $6.68                N/A
    End of period                                                          $11.17              $9.65                N/A
  Accumulation units outstanding
  at the end of period                                                     37,346              13,183               N/A

JNL/Oppenheimer Growth Division326

  Accumulation unit value:
    Beginning of period                                                     $7.90              $7.19                N/A
    End of period                                                           $8.09              $7.90                N/A
  Accumulation units outstanding
  at the end of period                                                     16,670              10,424               N/A

JNL/AIM Large Cap Growth Division295

  Accumulation unit value:
    Beginning of period                                                    $10.22              $8.22                N/A
    End of period                                                          $11.05              $10.22               N/A
  Accumulation units outstanding
  at the end of period                                                     11,209              12,330               N/A

JNL/AIM Small Cap Growth Division201

  Accumulation unit value:
    Beginning of period                                                    $11.22              $8.26               $7.48
    End of period                                                          $11.78              $11.22              $8.26
  Accumulation units outstanding
  at the end of period                                                     18,879              21,831              1,345






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division359

  Accumulation unit value:
    Beginning of period                                                     $9.36              $8.31                N/A
    End of period                                                           $9.14              $9.36                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 461                 N/A

JNL/Select Value Division317

  Accumulation unit value:
    Beginning of period                                                    $14.46              $11.18               N/A
    End of period                                                          $16.30              $14.46               N/A
  Accumulation units outstanding
  at the end of period                                                     10,841              4,316                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division723

  Accumulation unit value:
    Beginning of period                                                    $11.13               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,498               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division687

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,613               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division171

  Accumulation unit value:
    Beginning of period                                                    $11.41              $9.86               $9.89
    End of period                                                          $12.27              $11.41              $9.86
  Accumulation units outstanding
  at the end of period                                                     119,978            117,753             15,052

JNL/S&P Managed Growth Division202

  Accumulation unit value:
    Beginning of period                                                    $11.49              $9.61               $8.85
    End of period                                                          $12.57              $11.49              $9.61
  Accumulation units outstanding
  at the end of period                                                     141,102            113,034              6,265

JNL/S&P Managed Aggressive Growth Division223

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.96               $8.98
    End of period                                                          $12.35              $11.16              $8.96
  Accumulation units outstanding
  at the end of period                                                     88,597              22,785               716

JNL/S&P Very Aggressive Growth Division I218

  Accumulation unit value:
    Beginning of period                                                    $10.77              $8.40               $8.55
    End of period                                                          $10.99              $10.77              $8.40
  Accumulation units outstanding
  at the end of period                                                        -                1,625                 -

JNL/S&P Equity Growth Division I295

  Accumulation unit value:
    Beginning of period                                                    $10.06              $7.71                N/A
    End of period                                                          $10.22              $10.06               N/A
  Accumulation units outstanding
  at the end of period                                                        -                44,862               N/A

JNL/S&P Equity Aggressive Growth Division I308

  Accumulation unit value:
    Beginning of period                                                    $10.28              $7.98                N/A
    End of period                                                          $10.48              $10.28               N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,759                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division308

  Accumulation unit value:
    Beginning of period                                                     $9.91              $7.67                N/A
    End of period                                                          $10.08              $9.91                N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,592                N/A

JNL/S&P Core Index 100 Division201

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.51               $7.97
    End of period                                                          $10.37              $10.21              $8.51
  Accumulation units outstanding
  at the end of period                                                        -                7,778                396

JNL/S&P Core Index 75 Division298

  Accumulation unit value:
    Beginning of period                                                    $10.07              $7.83                N/A
    End of period                                                          $10.26              $10.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,575                N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.80% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT 20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMPOUNDING DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 5% ROLL-UP DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division136

  Accumulation unit value:
    Beginning of period                                                    $22.91              $17.22             $20.30
    End of period                                                          $25.13              $22.91             $17.22
  Accumulation units outstanding
  at the end of period                                                     12,208              4,518                 -

JNL/FMR Capital Growth Division94

  Accumulation unit value:
    Beginning of period                                                    $17.44              $13.09             $16.80
    End of period                                                          $20.21              $17.44             $13.09
  Accumulation units outstanding
  at the end of period                                                     10,189              1,909                 -

JNL/Select Global Growth Division648

  Accumulation unit value:
    Beginning of period                                                    $19.18               N/A                 N/A
    End of period                                                          $22.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       191                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division159

  Accumulation unit value:
    Beginning of period                                                    $16.31              $12.27             $13.28
    End of period                                                          $16.82              $16.31             $12.27
  Accumulation units outstanding
  at the end of period                                                     23,508              6,009                 -

JNL/Eagle Core Equity Division154

  Accumulation unit value:
    Beginning of period                                                    $15.92              $13.02             $13.23
    End of period                                                          $16.63              $15.92             $13.02
  Accumulation units outstanding
  at the end of period                                                     17,893              7,347                 -

JNL/Eagle SmallCap Equity Division144

  Accumulation unit value:
    Beginning of period                                                    $16.23              $11.80             $13.73
    End of period                                                          $18.93              $16.23             $11.80
  Accumulation units outstanding
  at the end of period                                                     10,778              2,609                 -

JNL/Select Balanced Division154

  Accumulation unit value:
    Beginning of period                                                    $20.35              $17.04             $16.78
    End of period                                                          $22.16              $20.35             $17.04
  Accumulation units outstanding
  at the end of period                                                     190,801             28,730                -

JNL/Putnam Equity Division119

  Accumulation unit value:
    Beginning of period                                                    $17.50              $14.01             $17.18
    End of period                                                          $19.43              $17.50             $14.01
  Accumulation units outstanding
  at the end of period                                                      1,667               410                  -

JNL/PPM America High Yield Bond Division144

  Accumulation unit value:
    Beginning of period                                                    $14.98              $12.85             $12.44
    End of period                                                          $15.44              $14.98             $12.85
  Accumulation units outstanding
  at the end of period                                                        -                20,643                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division121

  Accumulation unit value:
    Beginning of period                                                    $11.89              $12.05             $12.11
    End of period                                                          $11.77              $11.89             $12.05
  Accumulation units outstanding
  at the end of period                                                     45,325              13,133                -

JNL/Putnam Value Equity Division119

  Accumulation unit value:
    Beginning of period                                                    $17.70              $14.47             $17.81
    End of period                                                          $19.08              $17.70             $14.47
  Accumulation units outstanding
  at the end of period                                                     13,478              2,705                 -

JNL/Salomon Brothers Strategic Bond Division170

  Accumulation unit value:
    Beginning of period                                                    $17.07              $15.31             $14.39
    End of period                                                          $17.92              $17.07             $15.31
  Accumulation units outstanding
  at the end of period                                                     48,105              16,962                -

JNL/Salomon Brothers U.S. Government & Quality Bond Division144

  Accumulation unit value:
    Beginning of period                                                    $14.70              $14.79             $13.94
    End of period                                                          $14.99              $14.70             $14.79
  Accumulation units outstanding
  at the end of period                                                     35,583              26,130                -

JNL/T. Rowe Price Established Growth Division235

  Accumulation unit value:
    Beginning of period                                                    $22.99              $17.93             $19.07
    End of period                                                          $24.81              $22.99             $17.93
  Accumulation units outstanding
  at the end of period                                                     34,910              8,179                 -

JNL/JPMorgan International Equity Division123

  Accumulation unit value:
    Beginning of period                                                    $11.35              $8.99              $11.58
    End of period                                                          $12.97              $11.35              $8.99
  Accumulation units outstanding
  at the end of period                                                     17,431              5,075                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division132

  Accumulation unit value:
    Beginning of period                                                    $27.78              $20.41             $24.90
    End of period                                                          $32.21              $27.78             $20.41
  Accumulation units outstanding
  at the end of period                                                     42,426              11,904                -

JNL/Alliance Capital Growth Division169

  Accumulation unit value:
    Beginning of period                                                     $9.25              $7.58               $8.21
    End of period                                                           $9.66              $9.25               $7.58
  Accumulation units outstanding
  at the end of period                                                      3,454              8,170                 -

JNL/JPMorgan International Value Division338

  Accumulation unit value:
    Beginning of period                                                     $8.46              $6.46                N/A
    End of period                                                          $10.18              $8.46                N/A
  Accumulation units outstanding
  at the end of period                                                     26,346              5,525                N/A

JNL/PIMCO Total Return Bond Division123

  Accumulation unit value:
    Beginning of period                                                    $13.25              $12.87             $12.31
    End of period                                                          $13.59              $13.25             $12.87
  Accumulation units outstanding
  at the end of period                                                     131,014             56,973                -

JNL/Lazard Small Cap Value Division94

  Accumulation unit value:
    Beginning of period                                                    $12.57              $9.22              $12.18
    End of period                                                          $14.24              $12.57              $9.22
  Accumulation units outstanding
  at the end of period                                                     34,491              14,816                -

JNL/Lazard Mid Cap Value Division94

  Accumulation unit value:
    Beginning of period                                                    $13.70              $10.82             $13.20
    End of period                                                          $16.78              $13.70             $10.82
  Accumulation units outstanding
  at the end of period                                                     83,154              16,050                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.38               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     79,322               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division136

  Accumulation unit value:
    Beginning of period                                                     $7.45              $5.87               $7.00
    End of period                                                           $8.14              $7.45               $5.87
  Accumulation units outstanding
  at the end of period                                                     98,582              6,221                 -

JNL/MCM The DowSM 10 Division94

  Accumulation unit value:
    Beginning of period                                                     $9.32              $7.55               $9.00
    End of period                                                           $9.42              $9.32               $7.55
  Accumulation units outstanding
  at the end of period                                                     709,081            229,647                -

JNL/MCM The S&P(R) 10 Division138

  Accumulation unit value:
    Beginning of period                                                     $8.46              $7.24               $9.28
    End of period                                                           $9.77              $8.46               $7.24
  Accumulation units outstanding
  at the end of period                                                     672,916            193,964                -

JNL/MCM Global 15 Division138

  Accumulation unit value:
    Beginning of period                                                     $9.19              $7.02               $8.22
    End of period                                                          $11.56              $9.19               $7.02
  Accumulation units outstanding
  at the end of period                                                     598,495            159,404                -

JNL/MCM 25 Division138

  Accumulation unit value:
    Beginning of period                                                     $9.81              $7.52               $9.18
    End of period                                                          $11.75              $9.81               $7.52
  Accumulation units outstanding
  at the end of period                                                     576,738            192,157                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division138

  Accumulation unit value:
    Beginning of period                                                    $16.34              $11.24             $13.47
    End of period                                                          $18.07              $16.34             $11.24
  Accumulation units outstanding
  at the end of period                                                     337,307             93,432                -

JNL/MCM Technology Sector Division558

  Accumulation unit value:
    Beginning of period                                                     $5.49               N/A                 N/A
    End of period                                                           $5.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,866               N/A                 N/A

JNL/MCM Healthcare Sector Division492

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,018               N/A                 N/A

JNL/MCM Financial Sector Division528

  Accumulation unit value:
    Beginning of period                                                    $11.38               N/A                 N/A
    End of period                                                          $11.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,464               N/A                 N/A

JNL/MCM Oil & Gas Sector Division492

  Accumulation unit value:
    Beginning of period                                                    $13.17               N/A                 N/A
    End of period                                                          $17.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,400               N/A                 N/A

JNL/MCM Consumer Brands Sector Division516

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,959               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division518

  Accumulation unit value:
    Beginning of period                                                     $4.28               N/A                 N/A
    End of period                                                           $4.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,043               N/A                 N/A

JNL/Putnam Midcap Growth Division94

  Accumulation unit value:
    Beginning of period                                                     $6.38              $4.87               $6.64
    End of period                                                           $7.44              $6.38               $4.87
  Accumulation units outstanding
  at the end of period                                                     21,126              14,179                -

JNL/FMR Balanced Division159

  Accumulation unit value:
    Beginning of period                                                     $9.31              $8.33               $8.39
    End of period                                                          $10.01              $9.31               $8.33
  Accumulation units outstanding
  at the end of period                                                     72,323              27,514                -

JNL/T. Rowe Price Value Division94

  Accumulation unit value:
    Beginning of period                                                    $11.47              $8.99              $11.20
    End of period                                                          $12.97              $11.47              $8.99
  Accumulation units outstanding
  at the end of period                                                     106,640             25,272                -

JNL/MCM S&P 500 Index Division123

  Accumulation unit value:
    Beginning of period                                                     $9.61              $7.66               $9.39
    End of period                                                          $10.39              $9.61               $7.66
  Accumulation units outstanding
  at the end of period                                                     314,177             89,245                -

JNL/MCM S&P 400 MidCap Index Division136

  Accumulation unit value:
    Beginning of period                                                    $11.18              $8.46              $10.09
    End of period                                                          $12.71              $11.18              $8.46
  Accumulation units outstanding
  at the end of period                                                     173,597             30,238                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division136

  Accumulation unit value:
    Beginning of period                                                    $11.30              $7.88               $9.74
    End of period                                                          $13.03              $11.30              $7.88
  Accumulation units outstanding
  at the end of period                                                     143,303             34,562                -

JNL/MCM International Index Division154

  Accumulation unit value:
    Beginning of period                                                    $11.45              $8.49               $9.61
    End of period                                                          $13.44              $11.45              $8.49
  Accumulation units outstanding
  at the end of period                                                     137,253             29,956                -

JNL/MCM Bond Index Division154

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.67             $10.25
    End of period                                                          $10.98              $10.79             $10.67
  Accumulation units outstanding
  at the end of period                                                     136,129             46,945                -

JNL/Oppenheimer Global Growth Division94

  Accumulation unit value:
    Beginning of period                                                     $9.64              $6.99               $9.11
    End of period                                                          $11.17              $9.64               $6.99
  Accumulation units outstanding
  at the end of period                                                     49,947              9,652                 -

JNL/Oppenheimer Growth Division159

  Accumulation unit value:
    Beginning of period                                                     $7.90              $6.83               $7.50
    End of period                                                           $8.09              $7.90               $6.83
  Accumulation units outstanding
  at the end of period                                                     17,290              10,641                -

JNL/AIM Large Cap Growth Division94

  Accumulation unit value:
    Beginning of period                                                    $10.22              $8.01              $10.31
    End of period                                                          $11.04              $10.22              $8.01
  Accumulation units outstanding
  at the end of period                                                     54,147              25,241                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division136

  Accumulation unit value:
    Beginning of period                                                    $11.22              $8.25               $9.94
    End of period                                                          $11.78              $11.22              $8.25
  Accumulation units outstanding
  at the end of period                                                     23,116              16,008                -

JNL/AIM Premier Equity II Division120

  Accumulation unit value:
    Beginning of period                                                     $9.35              $7.76              $10.05
    End of period                                                           $9.14              $9.35               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                6,277                 -

JNL/Select Value Division275

  Accumulation unit value:
    Beginning of period                                                    $14.46              $10.26               N/A
    End of period                                                          $16.30              $14.46               N/A
  Accumulation units outstanding
  at the end of period                                                     24,436              3,776                N/A

JNL/MCM Nasdaq 15 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.81               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,498               N/A                 N/A

JNL/MCM Value Line 25 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.52               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     67,277               N/A                 N/A

JNL/MCM VIP Division683

  Accumulation unit value:
    Beginning of period                                                     $9.75               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,150               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     189,770              N/A                 N/A

JNL/S&P Managed Moderate Growth Division133

  Accumulation unit value:
    Beginning of period                                                    $11.40              $9.86              $10.46
    End of period                                                          $12.27              $11.40              $9.86
  Accumulation units outstanding
  at the end of period                                                     561,622            212,843                -

JNL/S&P Managed Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $11.49              $9.61              $11.06
    End of period                                                          $12.57              $11.49              $9.61
  Accumulation units outstanding
  at the end of period                                                     999,841            237,317                -

JNL/S&P Managed Aggressive Growth Division112

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.96              $10.80
    End of period                                                          $12.34              $11.16              $8.96
  Accumulation units outstanding
  at the end of period                                                     326,453             5,023                 -

JNL/S&P Very Aggressive Growth Division I314

  Accumulation unit value:
    Beginning of period                                                    $10.76              $8.65                N/A
    End of period                                                          $10.98              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                        -                10,290               N/A

JNL/S&P Equity Growth Division I245

  Accumulation unit value:
    Beginning of period                                                    $10.05              $7.90               $8.02
    End of period                                                          $10.21              $10.05              $7.90
  Accumulation units outstanding
  at the end of period                                                        -                18,927                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I218

  Accumulation unit value:
    Beginning of period                                                    $10.28              $8.05               $8.20
    End of period                                                          $10.48              $10.28              $8.05
  Accumulation units outstanding
  at the end of period                                                        -                2,884                 -

JNL/S&P Core Index 50 Division383

  Accumulation unit value:
    Beginning of period                                                     $9.91              $8.55                N/A
    End of period                                                          $10.08              $9.91                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,024                N/A

JNL/S&P Core Index 100 Division121

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.51               $9.81
    End of period                                                          $10.37              $10.21              $8.51
  Accumulation units outstanding
  at the end of period                                                        -                29,043                -

JNL/S&P Core Index 75 Division245

  Accumulation unit value:
    Beginning of period                                                    $10.07              $8.11               $8.22
    End of period                                                          $10.26              $10.07              $8.11
  Accumulation units outstanding
  at the end of period                                                        -                 354                  -

JNL/S&P Managed Conservative Division678

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,062               N/A                 N/A

JNL/S&P Managed Moderate Division686

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,050               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.81% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINED DEATH BENEFIT AND
  PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division595

  Accumulation unit value:
    Beginning of period                                                    $24.73               N/A                 N/A
    End of period                                                          $25.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,327               N/A                 N/A

JNL/FMR Capital Growth Division603

  Accumulation unit value:
    Beginning of period                                                    $17.99               N/A                 N/A
    End of period                                                          $20.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,125               N/A                 N/A

JNL/Select Global Growth Division597

  Accumulation unit value:
    Beginning of period                                                    $20.30               N/A                 N/A
    End of period                                                          $22.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,827               N/A                 N/A

JNL/Alger Growth Division585

  Accumulation unit value:
    Beginning of period                                                    $15.85               N/A                 N/A
    End of period                                                          $16.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,821               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division573

  Accumulation unit value:
    Beginning of period                                                    $15.51               N/A                 N/A
    End of period                                                          $16.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,981               N/A                 N/A

JNL/Eagle SmallCap Equity Division573

  Accumulation unit value:
    Beginning of period                                                    $16.71               N/A                 N/A
    End of period                                                          $18.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,309               N/A                 N/A

JNL/Select Balanced Division581

  Accumulation unit value:
    Beginning of period                                                    $20.10               N/A                 N/A
    End of period                                                          $22.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     88,071               N/A                 N/A

JNL/Putnam Equity Division592

  Accumulation unit value:
    Beginning of period                                                    $17.60               N/A                 N/A
    End of period                                                          $19.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,808               N/A                 N/A

JNL/PPM America High Yield Bond Division391

  Accumulation unit value:
    Beginning of period                                                    $14.96              $13.59               N/A
    End of period                                                          $15.43              $14.96               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division583

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $11.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     152,752              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division573

  Accumulation unit value:
    Beginning of period                                                    $17.69               N/A                 N/A
    End of period                                                          $19.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,004               N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division391

  Accumulation unit value:
    Beginning of period                                                    $17.06              $16.11               N/A
    End of period                                                          $17.91              $17.06               N/A
  Accumulation units outstanding
  at the end of period                                                     61,617                -                  N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division391

  Accumulation unit value:
    Beginning of period                                                    $14.69              $14.31               N/A
    End of period                                                          $14.98              $14.69               N/A
  Accumulation units outstanding
  at the end of period                                                     35,365                -                  N/A

JNL/T. Rowe Price Established Growth Division573

  Accumulation unit value:
    Beginning of period                                                    $22.84               N/A                 N/A
    End of period                                                          $24.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     70,116               N/A                 N/A

JNL/JPMorgan International Equity Division573

  Accumulation unit value:
    Beginning of period                                                    $11.39               N/A                 N/A
    End of period                                                          $12.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,827               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division480

  Accumulation unit value:
    Beginning of period                                                    $27.76              $27.38               N/A
    End of period                                                          $32.18              $27.76               N/A
  Accumulation units outstanding
  at the end of period                                                     55,816              10,526               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division581

  Accumulation unit value:
    Beginning of period                                                     $8.94               N/A                 N/A
    End of period                                                           $9.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,820               N/A                 N/A

JNL/JPMorgan International Value Division480

  Accumulation unit value:
    Beginning of period                                                     $8.46              $8.18                N/A
    End of period                                                          $10.18              $8.46                N/A
  Accumulation units outstanding
  at the end of period                                                     89,448              35,219               N/A

JNL/PIMCO Total Return Bond Division573

  Accumulation unit value:
    Beginning of period                                                    $13.10               N/A                 N/A
    End of period                                                          $13.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     183,256              N/A                 N/A

JNL/Lazard Small Cap Value Division584

  Accumulation unit value:
    Beginning of period                                                    $12.21               N/A                 N/A
    End of period                                                          $14.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,663               N/A                 N/A

JNL/Lazard Mid Cap Value Division480

  Accumulation unit value:
    Beginning of period                                                    $13.69              $13.52               N/A
    End of period                                                          $16.77              $13.69               N/A
  Accumulation units outstanding
  at the end of period                                                     103,143             21,321               N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.38               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     437,024              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division586

  Accumulation unit value:
    Beginning of period                                                     $7.45               N/A                 N/A
    End of period                                                           $8.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     198,084              N/A                 N/A

JNL/MCM The DowSM 10 Division468

  Accumulation unit value:
    Beginning of period                                                     $9.32              $8.66                N/A
    End of period                                                           $9.42              $9.32                N/A
  Accumulation units outstanding
  at the end of period                                                     928,368             12,271               N/A

JNL/MCM The S&P(R) 10 Division468

  Accumulation unit value:
    Beginning of period                                                     $8.45              $8.15                N/A
    End of period                                                           $9.77              $8.45                N/A
  Accumulation units outstanding
  at the end of period                                                     806,182             13,035               N/A

JNL/MCM Global 15 Division468

  Accumulation unit value:
    Beginning of period                                                     $9.18              $8.88                N/A
    End of period                                                          $11.55              $9.18                N/A
  Accumulation units outstanding
  at the end of period                                                     754,574             11,965               N/A

JNL/MCM 25 Division468

  Accumulation unit value:
    Beginning of period                                                     $9.81              $9.21                N/A
    End of period                                                          $11.74              $9.81                N/A
  Accumulation units outstanding
  at the end of period                                                     784,939             11,533               N/A

JNL/MCM Select Small-Cap Division468

  Accumulation unit value:
    Beginning of period                                                    $16.34              $16.42               N/A
    End of period                                                          $18.06              $16.34               N/A
  Accumulation units outstanding
  at the end of period                                                     411,170             6,470                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division585

  Accumulation unit value:
    Beginning of period                                                     $5.25               N/A                 N/A
    End of period                                                           $5.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     60,636               N/A                 N/A

JNL/MCM Healthcare Sector Division586

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $10.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     51,824               N/A                 N/A

JNL/MCM Financial Sector Division603

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $11.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,573               N/A                 N/A

JNL/MCM Oil & Gas Sector Division586

  Accumulation unit value:
    Beginning of period                                                    $14.18               N/A                 N/A
    End of period                                                          $17.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     49,829               N/A                 N/A

JNL/MCM Consumer Brands Sector Division586

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,115               N/A                 N/A

JNL/MCM Communications Sector Division591

  Accumulation unit value:
    Beginning of period                                                     $3.93               N/A                 N/A
    End of period                                                           $4.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,914               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division590

  Accumulation unit value:
    Beginning of period                                                     $6.66               N/A                 N/A
    End of period                                                           $7.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     34,355               N/A                 N/A

JNL/FMR Balanced Division589

  Accumulation unit value:
    Beginning of period                                                     $9.27               N/A                 N/A
    End of period                                                          $10.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     80,070               N/A                 N/A

JNL/T. Rowe Price Value Division573

  Accumulation unit value:
    Beginning of period                                                    $11.54               N/A                 N/A
    End of period                                                          $12.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     143,739              N/A                 N/A

JNL/MCM S&P 500 Index Division573

  Accumulation unit value:
    Beginning of period                                                     $9.59               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     570,006              N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division573

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $12.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     275,899              N/A                 N/A

JNL/MCM Small Cap Index Division480

  Accumulation unit value:
    Beginning of period                                                    $11.29              $11.13               N/A
    End of period                                                          $13.02              $11.29               N/A
  Accumulation units outstanding
  at the end of period                                                     271,639             25,892               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division573

  Accumulation unit value:
    Beginning of period                                                    $11.63               N/A                 N/A
    End of period                                                          $13.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     220,637              N/A                 N/A

JNL/MCM Bond Index Division391

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.51               N/A
    End of period                                                          $10.98              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                     155,531               -                  N/A

JNL/Oppenheimer Global Growth Division573

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     101,257              N/A                 N/A

JNL/Oppenheimer Growth Division568

  Accumulation unit value:
    Beginning of period                                                     $7.99               N/A                 N/A
    End of period                                                           $8.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,906               N/A                 N/A

JNL/AIM Large Cap Growth Division585

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     54,210               N/A                 N/A

JNL/AIM Small Cap Growth Division585

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $11.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,062               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division581

  Accumulation unit value:
    Beginning of period                                                    $14.35               N/A                 N/A
    End of period                                                          $16.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     49,254               N/A                 N/A

JNL/MCM Nasdaq 15 Division691

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,717               N/A                 N/A

JNL/MCM Value Line 25 Division682

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     148,436              N/A                 N/A

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     132,420              N/A                 N/A

JNL/MCM JNL 5 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     666,960              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division579

  Accumulation unit value:
    Beginning of period                                                    $11.14               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     610,776              N/A                 N/A

JNL/S&P Managed Growth Division580

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     554,010              N/A                 N/A

JNL/S&P Managed Aggressive Growth Division586

  Accumulation unit value:
    Beginning of period                                                    $11.17               N/A                 N/A
    End of period                                                          $12.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     244,263              N/A                 N/A

JNL/S&P Very Aggressive Growth Division I584

  Accumulation unit value:
    Beginning of period                                                    $10.60               N/A                 N/A
    End of period                                                          $10.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I580

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I628

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division594

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division579

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division608

  Accumulation unit value:
    Beginning of period                                                    $10.25               N/A                 N/A
    End of period                                                          $10.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division686

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     129,487              N/A                 N/A

JNL/S&P Managed Moderate Division695

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     74,893               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.82% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINED DEATH BENEFIT AND PREMIUM CREDIT 3%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $22.87              $17.19             $21.78
    End of period                                                          $25.08              $22.87             $17.19
  Accumulation units outstanding
  at the end of period                                                       707                707                 509

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $16.28              $12.25             $17.04
    End of period                                                          $16.79              $16.28             $12.25
  Accumulation units outstanding
  at the end of period                                                      7,385              7,873               7,812






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $15.93              $13.03             $16.41
    End of period                                                          $16.63              $15.93             $13.03
  Accumulation units outstanding
  at the end of period                                                      1,933              1,881                36

JNL/Eagle SmallCap Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $16.31              $11.86             $16.19
    End of period                                                          $19.03              $16.31             $11.86
  Accumulation units outstanding
  at the end of period                                                       497                987                 23

JNL/Select Balanced Division118

  Accumulation unit value:
    Beginning of period                                                    $20.31              $17.01             $18.53
    End of period                                                          $22.11              $20.31             $17.01
  Accumulation units outstanding
  at the end of period                                                      6,358              3,838                580

JNL/Putnam Equity Division309

  Accumulation unit value:
    Beginning of period                                                    $17.47              $14.01               N/A
    End of period                                                          $19.39              $17.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PPM America High Yield Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $14.95              $12.83             $12.88
    End of period                                                          $15.41              $14.95             $12.83
  Accumulation units outstanding
  at the end of period                                                        -                3,023               2,098

JNL/Select Money Market Division287

  Accumulation unit value:
    Beginning of period                                                    $11.87              $12.01               N/A
    End of period                                                          $11.75              $11.87               N/A
  Accumulation units outstanding
  at the end of period                                                       982                 -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $17.67              $14.44             $17.95
    End of period                                                          $19.04              $17.67             $14.44
  Accumulation units outstanding
  at the end of period                                                       296                298                 253

JNL/Salomon Brothers Strategic Bond Division163

  Accumulation unit value:
    Beginning of period                                                    $17.04              $15.29             $14.37
    End of period                                                          $17.89              $17.04             $15.29
  Accumulation units outstanding
  at the end of period                                                      1,603              2,339               1,302

JNL/Salomon Brothers U.S. Government & Quality Bond Division163

  Accumulation unit value:
    Beginning of period                                                    $14.68              $14.77             $14.33
    End of period                                                          $14.97              $14.68             $14.77
  Accumulation units outstanding
  at the end of period                                                      6,680              6,754               6,721

JNL/T. Rowe Price Established Growth Division225

  Accumulation unit value:
    Beginning of period                                                    $22.95              $17.90             $18.21
    End of period                                                          $24.76              $22.95             $17.90
  Accumulation units outstanding
  at the end of period                                                      6,028              4,154                43

JNL/JPMorgan International Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $11.33              $8.98              $11.71
    End of period                                                          $12.95              $11.33              $8.98
  Accumulation units outstanding
  at the end of period                                                      1,795              12,828             12,303

JNL/T. Rowe Price Mid-Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $27.74              $20.38             $26.43
    End of period                                                          $32.15              $27.74             $20.38
  Accumulation units outstanding
  at the end of period                                                      6,159              5,164               2,803






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division308

  Accumulation unit value:
    Beginning of period                                                     $8.45              $5.88                N/A
    End of period                                                          $10.17              $8.45                N/A
  Accumulation units outstanding
  at the end of period                                                      2,469              2,477                N/A

JNL/PIMCO Total Return Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $13.23              $12.86             $12.19
    End of period                                                          $13.57              $13.23             $12.86
  Accumulation units outstanding
  at the end of period                                                     10,928              12,296             10,924

JNL/Lazard Small Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $12.55              $9.21              $12.04
    End of period                                                          $14.22              $12.55              $9.21
  Accumulation units outstanding
  at the end of period                                                     16,659              16,746              8,993

JNL/Lazard Mid Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $13.68              $10.81             $13.24
    End of period                                                          $16.76              $13.68             $10.81
  Accumulation units outstanding
  at the end of period                                                     13,722              13,879              7,851

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.37               N/A                 N/A
    End of period                                                          $12.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,208               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division118

  Accumulation unit value:
    Beginning of period                                                     $7.44              $5.87               $7.50
    End of period                                                           $8.13              $7.44               $5.87
  Accumulation units outstanding
  at the end of period                                                      5,965              5,973               4,201

JNL/MCM The DowSM 10 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.32              $7.54               $9.29
    End of period                                                           $9.41              $9.32               $7.54
  Accumulation units outstanding
  at the end of period                                                     14,895              6,841               2,041

JNL/MCM The S&P(R) 10 Division175

  Accumulation unit value:
    Beginning of period                                                     $8.45              $7.24               $8.55
    End of period                                                           $9.76              $8.45               $7.24
  Accumulation units outstanding
  at the end of period                                                     12,044              5,167                241

JNL/MCM Global 15 Division175

  Accumulation unit value:
    Beginning of period                                                     $9.18              $7.02               $7.79
    End of period                                                          $11.55              $9.18               $7.02
  Accumulation units outstanding
  at the end of period                                                      6,759              1,549                264

JNL/MCM 25 Division175

  Accumulation unit value:
    Beginning of period                                                     $9.80              $7.52               $8.28
    End of period                                                          $11.74              $9.80               $7.52
  Accumulation units outstanding
  at the end of period                                                      9,471              4,439               1,707

JNL/MCM Select Small-Cap Division175

  Accumulation unit value:
    Beginning of period                                                    $16.33              $11.23             $11.75
    End of period                                                          $18.05              $16.33             $11.23
  Accumulation units outstanding
  at the end of period                                                      4,244              1,386                175






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division225

  Accumulation unit value:
    Beginning of period                                                     $6.37              $4.87               $4.94
    End of period                                                           $7.42              $6.37               $4.87
  Accumulation units outstanding
  at the end of period                                                       288                288                 32

JNL/FMR Balanced Division118

  Accumulation unit value:
    Beginning of period                                                     $9.33              $8.35               $9.10
    End of period                                                          $10.02              $9.33               $8.35
  Accumulation units outstanding
  at the end of period                                                      1,750              1,454                 -

JNL/T. Rowe Price Value Division169

  Accumulation unit value:
    Beginning of period                                                    $11.46              $8.98               $9.04
    End of period                                                          $12.96              $11.46              $8.98
  Accumulation units outstanding
  at the end of period                                                     36,169              27,323             22,118

JNL/MCM S&P 500 Index Division118

  Accumulation unit value:
    Beginning of period                                                     $9.61              $7.66               $9.67
    End of period                                                          $10.38              $9.61               $7.66
  Accumulation units outstanding
  at the end of period                                                     15,775              5,728               1,640

JNL/MCM S&P 400 MidCap Index Division163

  Accumulation unit value:
    Beginning of period                                                    $11.17              $8.46               $8.06
    End of period                                                          $12.70              $11.17              $8.46
  Accumulation units outstanding
  at the end of period                                                      8,822              4,367               1,111

JNL/MCM Small Cap Index Division163

  Accumulation unit value:
    Beginning of period                                                    $11.29              $7.88               $7.60
    End of period                                                          $13.02              $11.29              $7.88
  Accumulation units outstanding
  at the end of period                                                      7,733              3,513               1,193






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division179

  Accumulation unit value:
    Beginning of period                                                    $11.45              $8.49               $8.70
    End of period                                                          $13.43              $11.45              $8.49
  Accumulation units outstanding
  at the end of period                                                     11,484              4,668               1,308

JNL/MCM Bond Index Division163

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.67             $10.37
    End of period                                                          $10.98              $10.79             $10.67
  Accumulation units outstanding
  at the end of period                                                      8,137              4,675               2,556

JNL/Oppenheimer Global Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.64              $6.98               $9.15
    End of period                                                          $11.16              $9.64               $6.98
  Accumulation units outstanding
  at the end of period                                                     20,752              5,237                490

JNL/Oppenheimer Growth Division225

  Accumulation unit value:
    Beginning of period                                                     $7.91              $6.83               $7.13
    End of period                                                           $8.10              $7.91               $6.83
  Accumulation units outstanding
  at the end of period                                                      1,138               354                 37

JNL/AIM Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.22              $8.00              $10.19
    End of period                                                          $11.04              $10.22              $8.00
  Accumulation units outstanding
  at the end of period                                                      1,469              1,264               1,059

JNL/AIM Small Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.22              $8.25              $11.00
    End of period                                                          $11.77              $11.22              $8.25
  Accumulation units outstanding
  at the end of period                                                      9,382              7,834               4,909






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division118

  Accumulation unit value:
    Beginning of period                                                     $9.37              $7.78              $10.34
    End of period                                                           $9.15              $9.37               $7.78
  Accumulation units outstanding
  at the end of period                                                        -                 242                 244

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division708

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,288               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division174

  Accumulation unit value:
    Beginning of period                                                    $11.39              $9.85              $10.01
    End of period                                                          $12.25              $11.39              $9.85
  Accumulation units outstanding
  at the end of period                                                     27,121              23,977             27,345

JNL/S&P Managed Growth Division114

  Accumulation unit value:
    Beginning of period                                                    $11.47              $9.60              $10.94
    End of period                                                          $12.55              $11.47              $9.60
  Accumulation units outstanding
  at the end of period                                                     65,225              15,408             17,347

JNL/S&P Managed Aggressive Growth Division142

  Accumulation unit value:
    Beginning of period                                                    $11.15              $8.95               $9.91
    End of period                                                          $12.33              $11.15              $8.95
  Accumulation units outstanding
  at the end of period                                                     61,414              39,824             28,499

JNL/S&P Very Aggressive Growth Division I175

  Accumulation unit value:
    Beginning of period                                                    $10.75              $8.39               $9.02
    End of period                                                          $10.97              $10.75              $8.39
  Accumulation units outstanding
  at the end of period                                                        -                 448                 228

JNL/S&P Equity Growth Division I118

  Accumulation unit value:
    Beginning of period                                                    $10.04              $7.89              $10.15
    End of period                                                          $10.20              $10.04              $7.89
  Accumulation units outstanding
  at the end of period                                                        -                19,477              8,149

JNL/S&P Equity Aggressive Growth Division I118

  Accumulation unit value:
    Beginning of period                                                    $10.27              $8.05              $10.32
    End of period                                                          $10.46              $10.27              $8.05
  Accumulation units outstanding
  at the end of period                                                        -                3,669               3,258






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division118

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.51               $9.86
    End of period                                                          $10.37              $10.21              $8.51
  Accumulation units outstanding
  at the end of period                                                        -                53,885              5,779

JNL/S&P Core Index 75 Division446

  Accumulation unit value:
    Beginning of period                                                    $10.07              $9.64                N/A
    End of period                                                          $10.25              $10.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 195                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.845% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
EARNINGSMAX AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND PREMIUM CREDIT 2%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $22.82              $17.16             $21.74
    End of period                                                          $25.02              $22.82             $17.16
  Accumulation units outstanding
  at the end of period                                                      9,998              7,822               2,277

JNL/FMR Capital Growth Division232

  Accumulation unit value:
    Beginning of period                                                    $17.37              $13.05             $13.66
    End of period                                                          $20.13              $17.37             $13.05
  Accumulation units outstanding
  at the end of period                                                      1,910               551                 185

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $16.25              $12.23             $17.01
    End of period                                                          $16.75              $16.25             $12.23
  Accumulation units outstanding
  at the end of period                                                     16,157              14,638              6,832






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division121

  Accumulation unit value:
    Beginning of period                                                    $15.87              $12.98             $16.39
    End of period                                                          $16.57              $15.87             $12.98
  Accumulation units outstanding
  at the end of period                                                     11,568              9,193               6,638

JNL/Eagle SmallCap Equity Division121

  Accumulation unit value:
    Beginning of period                                                    $16.17              $11.77             $16.17
    End of period                                                          $18.86              $16.17             $11.77
  Accumulation units outstanding
  at the end of period                                                      6,889              3,905                426

JNL/Select Balanced Division121

  Accumulation unit value:
    Beginning of period                                                    $20.27              $16.98             $18.49
    End of period                                                          $22.06              $20.27             $16.98
  Accumulation units outstanding
  at the end of period                                                     42,174              30,859              5,038

JNL/Putnam Equity Division148

  Accumulation unit value:
    Beginning of period                                                    $17.43              $13.96             $15.38
    End of period                                                          $19.35              $17.43             $13.96
  Accumulation units outstanding
  at the end of period                                                      5,161              5,685                705

JNL/PPM America High Yield Bond Division121

  Accumulation unit value:
    Beginning of period                                                    $14.92              $12.80             $12.86
    End of period                                                          $15.37              $14.92             $12.80
  Accumulation units outstanding
  at the end of period                                                        -                83,936              5,646

JNL/Select Money Market Division121

  Accumulation unit value:
    Beginning of period                                                    $11.85              $12.01             $12.08
    End of period                                                          $11.72              $11.85             $12.01
  Accumulation units outstanding
  at the end of period                                                     63,542              91,634              9,287






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division121

  Accumulation unit value:
    Beginning of period                                                    $17.63              $14.42             $17.92
    End of period                                                          $18.99              $17.63             $14.42
  Accumulation units outstanding
  at the end of period                                                      3,773              5,614               3,958

JNL/Salomon Brothers Strategic Bond Division121

  Accumulation unit value:
    Beginning of period                                                    $17.00              $15.26             $14.66
    End of period                                                          $17.85              $17.00             $15.26
  Accumulation units outstanding
  at the end of period                                                     16,295              13,259              2,901

JNL/Salomon Brothers U.S. Government & Quality Bond Division121

  Accumulation unit value:
    Beginning of period                                                    $14.64              $14.74             $13.61
    End of period                                                          $14.93              $14.64             $14.74
  Accumulation units outstanding
  at the end of period                                                     36,329              48,268             30,006

JNL/T. Rowe Price Established Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $22.90              $17.87             $22.37
    End of period                                                          $24.71              $22.90             $17.87
  Accumulation units outstanding
  at the end of period                                                     23,915              16,265              4,031

JNL/JPMorgan International Equity Division121

  Accumulation unit value:
    Beginning of period                                                    $11.31              $8.96              $11.69
    End of period                                                          $12.92              $11.31              $8.96
  Accumulation units outstanding
  at the end of period                                                      5,218              1,109                 -

JNL/T. Rowe Price Mid-Cap Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $27.68              $20.34             $26.38
    End of period                                                          $32.07              $27.68             $20.34
  Accumulation units outstanding
  at the end of period                                                     15,749              12,684              1,814






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division251

  Accumulation unit value:
    Beginning of period                                                     $9.23              $7.98                N/A
    End of period                                                           $9.63              $9.23                N/A
  Accumulation units outstanding
  at the end of period                                                       960               3,954                N/A

JNL/JPMorgan International Value Division289

  Accumulation unit value:
    Beginning of period                                                     $8.44              $5.62                N/A
    End of period                                                          $10.15              $8.44                N/A
  Accumulation units outstanding
  at the end of period                                                     35,140              48,936               N/A

JNL/PIMCO Total Return Bond Division251

  Accumulation unit value:
    Beginning of period                                                    $13.21              $12.85             $12.25
    End of period                                                          $13.55              $13.21             $12.85
  Accumulation units outstanding
  at the end of period                                                     147,393            130,556             111,887

JNL/Lazard Small Cap Value Division251

  Accumulation unit value:
    Beginning of period                                                    $12.53              $9.20              $12.18
    End of period                                                          $14.20              $12.53              $9.20
  Accumulation units outstanding
  at the end of period                                                     41,085              25,253             19,507

JNL/Lazard Mid Cap Value Division251

  Accumulation unit value:
    Beginning of period                                                    $13.66              $10.80             $13.19
    End of period                                                          $16.73              $13.66             $10.80
  Accumulation units outstanding
  at the end of period                                                     34,918              27,734              9,446

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.35               N/A                 N/A
    End of period                                                          $12.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     133,298              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division245

  Accumulation unit value:
    Beginning of period                                                     $7.43              $5.86               $5.99
    End of period                                                           $8.12              $7.43               $5.86
  Accumulation units outstanding
  at the end of period                                                     18,787              14,573              3,534

JNL/MCM The DowSM 10 Division121

  Accumulation unit value:
    Beginning of period                                                     $9.31              $7.54               $9.29
    End of period                                                           $9.40              $9.31               $7.54
  Accumulation units outstanding
  at the end of period                                                     177,876            135,151             47,649

JNL/MCM The S&P(R) 10 Division127

  Accumulation unit value:
    Beginning of period                                                     $8.44              $7.23               $9.63
    End of period                                                           $9.75              $8.44               $7.23
  Accumulation units outstanding
  at the end of period                                                     123,189             87,585             29,281

JNL/MCM Global 15 Division127

  Accumulation unit value:
    Beginning of period                                                     $9.17              $7.01               $8.54
    End of period                                                          $11.53              $9.17               $7.01
  Accumulation units outstanding
  at the end of period                                                     131,974             90,528             28,402

JNL/MCM 25 Division127

  Accumulation unit value:
    Beginning of period                                                     $9.79              $7.51               $9.25
    End of period                                                          $11.72              $9.79               $7.51
  Accumulation units outstanding
  at the end of period                                                     157,763             91,887             31,310

JNL/MCM Select Small-Cap Division127

  Accumulation unit value:
    Beginning of period                                                    $16.31              $11.22             $13.80
    End of period                                                          $18.03              $16.31             $11.22
  Accumulation units outstanding
  at the end of period                                                     65,447              51,033             20,999






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division497

  Accumulation unit value:
    Beginning of period                                                     $6.15               N/A                 N/A
    End of period                                                           $5.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,928               N/A                 N/A

JNL/MCM Healthcare Sector Division493

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,161               N/A                 N/A

JNL/MCM Financial Sector Division577

  Accumulation unit value:
    Beginning of period                                                    $10.35               N/A                 N/A
    End of period                                                          $11.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       240                N/A                 N/A

JNL/MCM Oil & Gas Sector Division493

  Accumulation unit value:
    Beginning of period                                                    $13.17               N/A                 N/A
    End of period                                                          $17.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,933               N/A                 N/A

JNL/MCM Consumer Brands Sector Division596

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $10.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,843               N/A                 N/A

JNL/MCM Communications Sector Division678

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division148

  Accumulation unit value:
    Beginning of period                                                     $6.37              $4.86               $5.40
    End of period                                                           $7.42              $6.37               $4.86
  Accumulation units outstanding
  at the end of period                                                     16,780              20,251              6,201

JNL/FMR Balanced Division121

  Accumulation unit value:
    Beginning of period                                                     $9.30              $8.32               $9.09
    End of period                                                           $9.98              $9.30               $8.32
  Accumulation units outstanding
  at the end of period                                                     37,336              29,660              8,262

JNL/T. Rowe Price Value Division121

  Accumulation unit value:
    Beginning of period                                                    $11.45              $8.98              $11.37
    End of period                                                          $12.95              $11.45              $8.98
  Accumulation units outstanding
  at the end of period                                                     77,830              64,686             32,509

JNL/MCM S&P 500 Index Division121

  Accumulation unit value:
    Beginning of period                                                     $9.60              $7.65               $9.67
    End of period                                                          $10.37              $9.60               $7.65
  Accumulation units outstanding
  at the end of period                                                     142,077             85,800             16,925

JNL/MCM S&P 400 MidCap Index Division121

  Accumulation unit value:
    Beginning of period                                                    $11.17              $8.46              $10.81
    End of period                                                          $12.70              $11.17              $8.46
  Accumulation units outstanding
  at the end of period                                                     67,771              35,469              3,345

JNL/MCM Small Cap Index Division107

  Accumulation unit value:
    Beginning of period                                                    $11.29              $7.88              $10.37
    End of period                                                          $13.01              $11.29              $7.88
  Accumulation units outstanding
  at the end of period                                                     53,176              41,777              3,527






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division155

  Accumulation unit value:
    Beginning of period                                                    $11.44              $8.49               $8.92
    End of period                                                          $13.42              $11.44              $8.49
  Accumulation units outstanding
  at the end of period                                                     29,331              21,818              2,375

JNL/MCM Bond Index Division133

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.66             $10.09
    End of period                                                          $10.97              $10.78             $10.66
  Accumulation units outstanding
  at the end of period                                                     36,738              32,688             11,168

JNL/Oppenheimer Global Growth Division121

  Accumulation unit value:
    Beginning of period                                                     $9.63              $6.98               $9.15
    End of period                                                          $11.15              $9.63               $6.98
  Accumulation units outstanding
  at the end of period                                                     18,450              14,977              3,319

JNL/Oppenheimer Growth Division121

  Accumulation unit value:
    Beginning of period                                                     $7.89              $6.82               $8.68
    End of period                                                           $8.07              $7.89               $6.82
  Accumulation units outstanding
  at the end of period                                                     14,414              10,529              3,180

JNL/AIM Large Cap Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.00              $10.19
    End of period                                                          $11.03              $10.21              $8.00
  Accumulation units outstanding
  at the end of period                                                     25,134              12,197              5,096

JNL/AIM Small Cap Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $11.21              $8.25              $11.00
    End of period                                                          $11.76              $11.21              $8.25
  Accumulation units outstanding
  at the end of period                                                     28,636              30,965              8,037






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division122

  Accumulation unit value:
    Beginning of period                                                     $9.35              $7.76              $10.04
    End of period                                                           $9.13              $9.35               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                11,017              9,816

JNL/Select Value Division306

  Accumulation unit value:
    Beginning of period                                                    $14.45              $10.57               N/A
    End of period                                                          $16.28              $14.45               N/A
  Accumulation units outstanding
  at the end of period                                                     12,348              5,507                N/A

JNL/MCM Nasdaq 15 Division678

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,076               N/A                 N/A

JNL/MCM Value Line 25 Division678

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,728               N/A                 N/A

JNL/MCM VIP Division692

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,293               N/A                 N/A

JNL/MCM JNL 5 Division727

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,647               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $11.37              $9.84              $10.87
    End of period                                                          $12.23              $11.37              $9.84
  Accumulation units outstanding
  at the end of period                                                     204,097            147,635             55,711

JNL/S&P Managed Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $11.46              $9.59              $11.11
    End of period                                                          $12.53              $11.46              $9.59
  Accumulation units outstanding
  at the end of period                                                     217,716            174,553             97,686

JNL/S&P Managed Aggressive Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $11.13              $8.94              $10.99
    End of period                                                          $12.30              $11.13              $8.94
  Accumulation units outstanding
  at the end of period                                                     133,837             34,011             22,896

JNL/S&P Very Aggressive Growth Division I121

  Accumulation unit value:
    Beginning of period                                                    $10.74              $8.38              $10.75
    End of period                                                          $10.95              $10.74              $8.38
  Accumulation units outstanding
  at the end of period                                                        -                6,281               3,507

JNL/S&P Equity Growth Division I121

  Accumulation unit value:
    Beginning of period                                                    $10.03              $7.88              $10.14
    End of period                                                          $10.19              $10.03              $7.88
  Accumulation units outstanding
  at the end of period                                                        -                44,010              1,552

JNL/S&P Equity Aggressive Growth Division I423

  Accumulation unit value:
    Beginning of period                                                    $10.25              $9.40                N/A
    End of period                                                          $10.45              $10.25               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,643                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division121

  Accumulation unit value:
    Beginning of period                                                     $9.90              $7.70               $9.88
    End of period                                                          $10.07              $9.90               $7.70
  Accumulation units outstanding
  at the end of period                                                        -                22,200             22,779

JNL/S&P Core Index 100 Division121

  Accumulation unit value:
    Beginning of period                                                    $10.20              $8.51               $9.86
    End of period                                                          $10.36              $10.20              $8.51
  Accumulation units outstanding
  at the end of period                                                        -                17,758             16,835

JNL/S&P Core Index 75 Division173

  Accumulation unit value:
    Beginning of period                                                    $10.06              $8.11               $8.51
    End of period                                                          $10.25              $10.06              $8.11
  Accumulation units outstanding
  at the end of period                                                        -                  -                22,074

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.85% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
  COMBINATION
4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX
  COMBINATION
4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL
  CHARGE PERIOD GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 5% ROLL-UP DEATH BENEFIT AND
  EARNINGSMAX
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND EARNINGSMAX AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division86

  Accumulation unit value:
    Beginning of period                                                    $22.81              $17.15             $23.08
    End of period                                                          $25.01              $22.81             $17.15
  Accumulation units outstanding
  at the end of period                                                      3,955                -                   -

JNL/FMR Capital Growth Division518

  Accumulation unit value:
    Beginning of period                                                    $17.98               N/A                 N/A
    End of period                                                          $20.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,005               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division593

  Accumulation unit value:
    Beginning of period                                                    $20.23               N/A                 N/A
    End of period                                                          $22.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,119               N/A                 N/A

JNL/Alger Growth Division78

  Accumulation unit value:
    Beginning of period                                                    $16.24              $12.23             $17.90
    End of period                                                          $16.74              $16.24             $12.23
  Accumulation units outstanding
  at the end of period                                                      4,544               645                  -

JNL/Eagle Core Equity Division61

  Accumulation unit value:
    Beginning of period                                                    $15.86              $12.98             $16.26
    End of period                                                          $16.56              $15.86             $12.98
  Accumulation units outstanding
  at the end of period                                                     13,668                -                   -

JNL/Eagle SmallCap Equity Division99

  Accumulation unit value:
    Beginning of period                                                    $16.17              $11.77             $16.61
    End of period                                                          $18.86              $16.17             $11.77
  Accumulation units outstanding
  at the end of period                                                     10,926               638                  -

JNL/Select Balanced Division76

  Accumulation unit value:
    Beginning of period                                                    $20.26              $16.98             $18.33
    End of period                                                          $22.05              $20.26             $16.98
  Accumulation units outstanding
  at the end of period                                                     64,484              3,839                 -

JNL/Putnam Equity Division461

  Accumulation unit value:
    Beginning of period                                                    $17.43              $16.54               N/A
    End of period                                                          $19.34              $17.43               N/A
  Accumulation units outstanding
  at the end of period                                                      1,380               657                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division61

  Accumulation unit value:
    Beginning of period                                                    $14.91              $12.80             $12.62
    End of period                                                          $15.37              $14.91             $12.80
  Accumulation units outstanding
  at the end of period                                                        -                 726                  -

JNL/Select Money Market Division61

  Accumulation unit value:
    Beginning of period                                                    $11.83              $12.00             $12.08
    End of period                                                          $11.70              $11.83             $12.00
  Accumulation units outstanding
  at the end of period                                                     16,421               122                  -

JNL/Putnam Value Equity Division87

  Accumulation unit value:
    Beginning of period                                                    $17.62              $14.41             $18.17
    End of period                                                          $18.99              $17.62             $14.41
  Accumulation units outstanding
  at the end of period                                                      3,686               820                  -

JNL/Salomon Brothers Strategic Bond Division76

  Accumulation unit value:
    Beginning of period                                                    $17.00              $15.25             $14.57
    End of period                                                          $17.84              $17.00             $15.25
  Accumulation units outstanding
  at the end of period                                                     22,099              4,967                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division61

  Accumulation unit value:
    Beginning of period                                                    $14.64              $14.74             $13.69
    End of period                                                          $14.92              $14.64             $14.74
  Accumulation units outstanding
  at the end of period                                                     14,904              4,882                 -

JNL/T. Rowe Price Established Growth Division61

  Accumulation unit value:
    Beginning of period                                                    $22.89              $17.86             $22.36
    End of period                                                          $24.69              $22.89             $17.86
  Accumulation units outstanding
  at the end of period                                                     13,720               483                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division94

  Accumulation unit value:
    Beginning of period                                                    $11.30              $8.96              $11.43
    End of period                                                          $12.91              $11.30              $8.96
  Accumulation units outstanding
  at the end of period                                                      7,203                -                   -

JNL/T. Rowe Price Mid-Cap Growth Division89

  Accumulation unit value:
    Beginning of period                                                    $27.67              $20.33             $26.14
    End of period                                                          $32.06              $27.67             $20.33
  Accumulation units outstanding
  at the end of period                                                     10,766               809                  -

JNL/Alliance Capital Growth Division556

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A                 N/A
    End of period                                                           $9.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,182               N/A                 N/A

JNL/JPMorgan International Value Division494

  Accumulation unit value:
    Beginning of period                                                     $8.71               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     34,357               N/A                 N/A

JNL/PIMCO Total Return Bond Division51

  Accumulation unit value:
    Beginning of period                                                    $13.21              $12.84             $12.23
    End of period                                                          $13.54              $13.21             $12.84
  Accumulation units outstanding
  at the end of period                                                     106,846             6,592                 -

JNL/Lazard Small Cap Value Division78

  Accumulation unit value:
    Beginning of period                                                    $12.53              $9.19              $11.98
    End of period                                                          $14.19              $12.53              $9.19
  Accumulation units outstanding
  at the end of period                                                     16,932              1,596                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division89

  Accumulation unit value:
    Beginning of period                                                    $13.66              $10.79             $13.14
    End of period                                                          $16.72              $13.66             $10.79
  Accumulation units outstanding
  at the end of period                                                     22,243               693                  -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.34               N/A                 N/A
    End of period                                                          $12.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,225               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division444

  Accumulation unit value:
    Beginning of period                                                     $7.43              $6.95                N/A
    End of period                                                           $8.12              $7.43                N/A
  Accumulation units outstanding
  at the end of period                                                     88,210              1,440                N/A

JNL/MCM The DowSM 10 Division51

  Accumulation unit value:
    Beginning of period                                                     $9.30              $7.54               $8.31
    End of period                                                           $9.40              $9.30               $7.54
  Accumulation units outstanding
  at the end of period                                                     365,597             23,876                -

JNL/MCM The S&P(R) 10 Division426

  Accumulation unit value:
    Beginning of period                                                     $8.44              $7.64                N/A
    End of period                                                           $9.75              $8.44                N/A
  Accumulation units outstanding
  at the end of period                                                     336,468             25,797               N/A

JNL/MCM Global 15 Division426

  Accumulation unit value:
    Beginning of period                                                     $9.17              $8.88                N/A
    End of period                                                          $11.53              $9.17                N/A
  Accumulation units outstanding
  at the end of period                                                     302,547             23,502               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division426

  Accumulation unit value:
    Beginning of period                                                     $9.79              $8.53                N/A
    End of period                                                          $11.72              $9.79                N/A
  Accumulation units outstanding
  at the end of period                                                     289,840             22,628               N/A

JNL/MCM Select Small-Cap Division426

  Accumulation unit value:
    Beginning of period                                                    $16.31              $15.04               N/A
    End of period                                                          $18.02              $16.31               N/A
  Accumulation units outstanding
  at the end of period                                                     175,707             13,309               N/A

JNL/MCM Technology Sector Division512

  Accumulation unit value:
    Beginning of period                                                     $5.80               N/A                 N/A
    End of period                                                           $5.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,910               N/A                 N/A

JNL/MCM Healthcare Sector Division527

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $10.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,921               N/A                 N/A

JNL/MCM Financial Sector Division567

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $11.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,813               N/A                 N/A

JNL/MCM Oil & Gas Sector Division608

  Accumulation unit value:
    Beginning of period                                                    $14.58               N/A                 N/A
    End of period                                                          $17.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,972               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division594

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       192                N/A                 N/A

JNL/MCM Communications Sector Division608

  Accumulation unit value:
    Beginning of period                                                     $3.95               N/A                 N/A
    End of period                                                           $4.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,814               N/A                 N/A

JNL/Putnam Midcap Growth Division589

  Accumulation unit value:
    Beginning of period                                                     $6.64               N/A                 N/A
    End of period                                                           $7.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,495               N/A                 N/A

JNL/FMR Balanced Division76

  Accumulation unit value:
    Beginning of period                                                     $9.29              $8.32               $9.22
    End of period                                                           $9.98              $9.29               $8.32
  Accumulation units outstanding
  at the end of period                                                     16,637                -                   -

JNL/T. Rowe Price Value Division61

  Accumulation unit value:
    Beginning of period                                                    $11.44              $8.98              $10.90
    End of period                                                          $12.94              $11.44              $8.98
  Accumulation units outstanding
  at the end of period                                                     35,025              1,470                 -

JNL/MCM S&P 500 Index Division99

  Accumulation unit value:
    Beginning of period                                                     $9.60              $7.65               $9.68
    End of period                                                          $10.37              $9.60               $7.65
  Accumulation units outstanding
  at the end of period                                                     224,538             2,403                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division86

  Accumulation unit value:
    Beginning of period                                                    $11.17              $8.45              $10.65
    End of period                                                          $12.69              $11.17              $8.45
  Accumulation units outstanding
  at the end of period                                                     118,513             1,574                 -

JNL/MCM Small Cap Index Division435

  Accumulation unit value:
    Beginning of period                                                    $11.29              $10.57               N/A
    End of period                                                          $13.01              $11.29               N/A
  Accumulation units outstanding
  at the end of period                                                     118,503              628                 N/A

JNL/MCM International Index Division435

  Accumulation unit value:
    Beginning of period                                                    $11.44              $10.52               N/A
    End of period                                                          $13.42              $11.44               N/A
  Accumulation units outstanding
  at the end of period                                                     105,980              628                 N/A

JNL/MCM Bond Index Division435

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.63               N/A
    End of period                                                          $10.97              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                     97,856              7,280                N/A

JNL/Oppenheimer Global Growth Division99

  Accumulation unit value:
    Beginning of period                                                     $9.63              $6.98               $9.14
    End of period                                                          $11.15              $9.63               $6.98
  Accumulation units outstanding
  at the end of period                                                     24,485               840                  -

JNL/Oppenheimer Growth Division99

  Accumulation unit value:
    Beginning of period                                                     $7.89              $6.82               $8.79
    End of period                                                           $8.07              $7.89               $6.82
  Accumulation units outstanding
  at the end of period                                                     19,700              1,275                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division99

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.00              $10.30
    End of period                                                          $11.03              $10.21              $8.00
  Accumulation units outstanding
  at the end of period                                                     28,396                -                   -

JNL/AIM Small Cap Growth Division86

  Accumulation unit value:
    Beginning of period                                                    $11.21              $8.25              $11.02
    End of period                                                          $11.76              $11.21              $8.25
  Accumulation units outstanding
  at the end of period                                                      8,388               982                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division494

  Accumulation unit value:
    Beginning of period                                                    $14.53               N/A                 N/A
    End of period                                                          $16.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,334               N/A                 N/A

JNL/MCM Nasdaq 15 Division714

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       781                N/A                 N/A

JNL/MCM Value Line 25 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.53               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,490               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division702

  Accumulation unit value:
    Beginning of period                                                    $10.38               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,401               N/A                 N/A

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     118,079              N/A                 N/A

JNL/S&P Managed Moderate Growth Division51

  Accumulation unit value:
    Beginning of period                                                    $11.37              $9.84              $10.67
    End of period                                                          $12.23              $11.37              $9.84
  Accumulation units outstanding
  at the end of period                                                     167,583              676                  -

JNL/S&P Managed Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $11.45              $9.58              $10.72
    End of period                                                          $12.52              $11.45              $9.58
  Accumulation units outstanding
  at the end of period                                                     399,894             4,498                 -

JNL/S&P Managed Aggressive Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $11.13              $8.94              $10.56
    End of period                                                          $12.30              $11.13              $8.94
  Accumulation units outstanding
  at the end of period                                                     135,933             11,437                -

JNL/S&P Very Aggressive Growth Division I57

  Accumulation unit value:
    Beginning of period                                                    $10.73              $8.37              $10.36
    End of period                                                          $10.95              $10.73              $8.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I103

  Accumulation unit value:
    Beginning of period                                                    $10.02              $7.88               $9.93
    End of period                                                          $10.18              $10.02              $7.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Aggressive Growth Division I585

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division51

  Accumulation unit value:
    Beginning of period                                                     $9.90              $7.70               $9.60
    End of period                                                          $10.07              $9.90               $7.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 100 Division111

  Accumulation unit value:
    Beginning of period                                                    $10.20              $8.51               $9.75
    End of period                                                          $10.35              $10.20              $8.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division635

  Accumulation unit value:
    Beginning of period                                                     $9.65               N/A                 N/A
    End of period                                                          $10.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division678

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,604               N/A                 N/A


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division688

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,558               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.86% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 4%
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND EARNINGSMAX AND PREMIUM
  CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $22.79              $17.14             $20.76
    End of period                                                          $24.98              $22.79             $17.14
  Accumulation units outstanding
  at the end of period                                                     83,244              62,874             38,399

JNL/FMR Capital Growth Division115

  Accumulation unit value:
    Beginning of period                                                    $17.35              $13.03             $16.63
    End of period                                                          $20.10              $17.35             $13.03
  Accumulation units outstanding
  at the end of period                                                     24,705              33,366              7,157

JNL/Select Global Growth Division666

  Accumulation unit value:
    Beginning of period                                                    $19.99               N/A                 N/A
    End of period                                                          $22.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,040               N/A                 N/A

JNL/Alger Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $16.23              $12.22             $16.06
    End of period                                                          $16.73              $16.23             $12.22
  Accumulation units outstanding
  at the end of period                                                     80,854              97,840             26,974






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division107

  Accumulation unit value:
    Beginning of period                                                    $15.85              $12.97             $16.12
    End of period                                                          $16.54              $15.85             $12.97
  Accumulation units outstanding
  at the end of period                                                     94,796             124,563             25,691

JNL/Eagle SmallCap Equity Division109

  Accumulation unit value:
    Beginning of period                                                    $16.16              $11.76             $15.98
    End of period                                                          $18.84              $16.16             $11.76
  Accumulation units outstanding
  at the end of period                                                     60,486              54,973             37,933

JNL/Select Balanced Division107

  Accumulation unit value:
    Beginning of period                                                    $20.24              $16.96             $18.30
    End of period                                                          $22.03              $20.24             $16.96
  Accumulation units outstanding
  at the end of period                                                     244,818            148,408             92,571

JNL/Putnam Equity Division115

  Accumulation unit value:
    Beginning of period                                                    $17.41              $13.94             $17.22
    End of period                                                          $19.32              $17.41             $13.94
  Accumulation units outstanding
  at the end of period                                                     23,041              31,520              2,949

JNL/PPM America High Yield Bond Division107

  Accumulation unit value:
    Beginning of period                                                    $14.90              $12.79             $12.93
    End of period                                                          $15.35              $14.90             $12.79
  Accumulation units outstanding
  at the end of period                                                        -               335,490             57,468

JNL/Select Money Market Division107

  Accumulation unit value:
    Beginning of period                                                    $11.83              $12.00             $12.07
    End of period                                                          $11.70              $11.83             $12.00
  Accumulation units outstanding
  at the end of period                                                     219,326            160,964             350,802






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division109

  Accumulation unit value:
    Beginning of period                                                    $17.61              $14.40             $17.26
    End of period                                                          $18.97              $17.61             $14.40
  Accumulation units outstanding
  at the end of period                                                     99,195             100,690             58,132

JNL/Salomon Brothers Strategic Bond Division107

  Accumulation unit value:
    Beginning of period                                                    $16.98              $15.24             $14.70
    End of period                                                          $17.82              $16.98             $15.24
  Accumulation units outstanding
  at the end of period                                                     128,050            111,725             27,625

JNL/Salomon Brothers U.S. Government & Quality Bond Division107

  Accumulation unit value:
    Beginning of period                                                    $14.62              $14.73             $13.65
    End of period                                                          $14.91              $14.62             $14.73
  Accumulation units outstanding
  at the end of period                                                     228,413            246,063             215,666

JNL/T. Rowe Price Established Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $22.87              $17.85             $22.00
    End of period                                                          $24.67              $22.87             $17.85
  Accumulation units outstanding
  at the end of period                                                     143,503            138,451             30,173

JNL/JPMorgan International Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $11.29              $8.95              $11.68
    End of period                                                          $12.90              $11.29              $8.95
  Accumulation units outstanding
  at the end of period                                                     106,210            132,887             102,860

JNL/T. Rowe Price Mid-Cap Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $27.64              $20.32             $25.16
    End of period                                                          $32.03              $27.64             $20.32
  Accumulation units outstanding
  at the end of period                                                     186,102            163,479             62,216






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division113

  Accumulation unit value:
    Beginning of period                                                     $9.22              $7.56               $9.34
    End of period                                                           $9.62              $9.22               $7.56
  Accumulation units outstanding
  at the end of period                                                     124,827            196,906             151,176

JNL/JPMorgan International Value Division247

  Accumulation unit value:
    Beginning of period                                                     $8.43              $6.16               $6.12
    End of period                                                          $10.14              $8.43               $6.16
  Accumulation units outstanding
  at the end of period                                                     145,976             84,342               675

JNL/PIMCO Total Return Bond Division107

  Accumulation unit value:
    Beginning of period                                                    $13.20              $12.84             $12.24
    End of period                                                          $13.54              $13.20             $12.84
  Accumulation units outstanding
  at the end of period                                                     668,281            605,514             285,005

JNL/Lazard Small Cap Value Division109

  Accumulation unit value:
    Beginning of period                                                    $12.52              $9.19              $11.95
    End of period                                                          $14.18              $12.52              $9.19
  Accumulation units outstanding
  at the end of period                                                     233,561            267,501             116,883

JNL/Lazard Mid Cap Value Division109

  Accumulation unit value:
    Beginning of period                                                    $13.65              $10.79             $12.93
    End of period                                                          $16.71              $13.65             $10.79
  Accumulation units outstanding
  at the end of period                                                     325,666            212,988             118,377

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.33               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     373,769              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division114

  Accumulation unit value:
    Beginning of period                                                     $7.43              $5.86               $7.28
    End of period                                                           $8.11              $7.43               $5.86
  Accumulation units outstanding
  at the end of period                                                     264,467            209,906             62,361

JNL/MCM The DowSM 10 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.30              $7.53               $8.90
    End of period                                                           $9.39              $9.30               $7.53
  Accumulation units outstanding
  at the end of period                                                    1,091,274           935,790             410,448

JNL/MCM The S&P(R) 10 Division113

  Accumulation unit value:
    Beginning of period                                                     $8.44              $7.23               $9.50
    End of period                                                           $9.74              $8.44               $7.23
  Accumulation units outstanding
  at the end of period                                                     800,188            719,372             276,246

JNL/MCM Global 15 Division113

  Accumulation unit value:
    Beginning of period                                                     $9.16              $7.01               $8.76
    End of period                                                          $11.52              $9.16               $7.01
  Accumulation units outstanding
  at the end of period                                                     797,216            668,113             282,233

JNL/MCM 25 Division113

  Accumulation unit value:
    Beginning of period                                                     $9.79              $7.51               $9.44
    End of period                                                          $11.71              $9.79               $7.51
  Accumulation units outstanding
  at the end of period                                                     805,224            717,214             317,029

JNL/MCM Select Small-Cap Division113

  Accumulation unit value:
    Beginning of period                                                    $16.30              $11.22             $14.55
    End of period                                                          $18.01              $16.30             $11.22
  Accumulation units outstanding
  at the end of period                                                     444,449            440,702             189,004






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division491

  Accumulation unit value:
    Beginning of period                                                     $6.01               N/A                 N/A
    End of period                                                           $5.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     59,348               N/A                 N/A

JNL/MCM Healthcare Sector Division475

  Accumulation unit value:
    Beginning of period                                                    $10.38              $10.15               N/A
    End of period                                                          $10.54              $10.38               N/A
  Accumulation units outstanding
  at the end of period                                                     65,317              5,231                N/A

JNL/MCM Financial Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.43               N/A
    End of period                                                          $11.85              $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                     33,670               387                 N/A

JNL/MCM Oil & Gas Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $13.00              $12.78               N/A
    End of period                                                          $17.01              $13.00               N/A
  Accumulation units outstanding
  at the end of period                                                     44,526               399                 N/A

JNL/MCM Consumer Brands Sector Division478

  Accumulation unit value:
    Beginning of period                                                     $9.85              $9.67                N/A
    End of period                                                          $10.65              $9.85                N/A
  Accumulation units outstanding
  at the end of period                                                      2,506               268                 N/A

JNL/MCM Communications Sector Division503

  Accumulation unit value:
    Beginning of period                                                     $4.13               N/A                 N/A
    End of period                                                           $4.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,024               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $6.37              $4.86               $6.57
    End of period                                                           $7.42              $6.37               $4.86
  Accumulation units outstanding
  at the end of period                                                     78,978              79,115             21,834

JNL/FMR Balanced Division107

  Accumulation unit value:
    Beginning of period                                                     $9.29              $8.32               $9.04
    End of period                                                           $9.98              $9.29               $8.32
  Accumulation units outstanding
  at the end of period                                                     208,797            160,864             90,759

JNL/T. Rowe Price Value Division107

  Accumulation unit value:
    Beginning of period                                                    $11.44              $8.97              $11.18
    End of period                                                          $12.94              $11.44              $8.97
  Accumulation units outstanding
  at the end of period                                                     543,230            498,153             199,648

JNL/MCM S&P 500 Index Division110

  Accumulation unit value:
    Beginning of period                                                     $9.63              $7.68               $9.17
    End of period                                                          $10.41              $9.63               $7.68
  Accumulation units outstanding
  at the end of period                                                    1,117,373          1,038,480            301,613

JNL/MCM S&P 400 MidCap Index Division112

  Accumulation unit value:
    Beginning of period                                                    $11.17              $8.45              $10.56
    End of period                                                          $12.69              $11.17              $8.45
  Accumulation units outstanding
  at the end of period                                                     546,525            571,390             219,769

JNL/MCM Small Cap Index Division112

  Accumulation unit value:
    Beginning of period                                                    $11.28              $7.88              $10.37
    End of period                                                          $13.00              $11.28              $7.88
  Accumulation units outstanding
  at the end of period                                                     508,548            530,792             212,147






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division112

  Accumulation unit value:
    Beginning of period                                                    $11.44              $8.49              $10.43
    End of period                                                          $13.42              $11.44              $8.49
  Accumulation units outstanding
  at the end of period                                                     501,065            484,553             164,277

JNL/MCM Bond Index Division112

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.66              $9.97
    End of period                                                          $10.96              $10.78             $10.66
  Accumulation units outstanding
  at the end of period                                                     552,371            463,567             116,168

JNL/Oppenheimer Global Growth Division109

  Accumulation unit value:
    Beginning of period                                                     $9.63              $6.98               $8.90
    End of period                                                          $11.15              $9.63               $6.98
  Accumulation units outstanding
  at the end of period                                                     249,403            221,909             135,922

JNL/Oppenheimer Growth Division109

  Accumulation unit value:
    Beginning of period                                                     $7.89              $6.82               $8.46
    End of period                                                           $8.07              $7.89               $6.82
  Accumulation units outstanding
  at the end of period                                                     87,323              78,609             22,326

JNL/AIM Large Cap Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.00               $9.64
    End of period                                                          $11.02              $10.21              $8.00
  Accumulation units outstanding
  at the end of period                                                     205,838            161,477             52,367

JNL/AIM Small Cap Growth Division113

  Accumulation unit value:
    Beginning of period                                                    $11.21              $8.25              $10.63
    End of period                                                          $11.76              $11.21              $8.25
  Accumulation units outstanding
  at the end of period                                                     121,925            144,060             78,737






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division110

  Accumulation unit value:
    Beginning of period                                                     $9.34              $7.76               $9.89
    End of period                                                           $9.13              $9.34               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                29,114              6,642

JNL/Select Value Division212

  Accumulation unit value:
    Beginning of period                                                    $14.45              $10.92             $10.72
    End of period                                                          $16.28              $14.45             $10.92
  Accumulation units outstanding
  at the end of period                                                     128,590             99,372              1,487

JNL/MCM Nasdaq 15 Division710

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,115               N/A                 N/A

JNL/MCM Value Line 25 Division677

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,110               N/A                 N/A

JNL/MCM VIP Division677

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,465               N/A                 N/A

JNL/MCM JNL 5 Division687

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     74,806               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $11.36              $9.83              $10.78
    End of period                                                          $12.22              $11.36              $9.83
  Accumulation units outstanding
  at the end of period                                                    1,426,480          1,325,854            533,868

JNL/S&P Managed Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $11.45              $9.58              $11.01
    End of period                                                          $12.52              $11.45              $9.58
  Accumulation units outstanding
  at the end of period                                                    2,092,735          1,798,215           1,562,842

JNL/S&P Managed Aggressive Growth Division108

  Accumulation unit value:
    Beginning of period                                                    $11.12              $8.93              $10.82
    End of period                                                          $12.29              $11.12              $8.93
  Accumulation units outstanding
  at the end of period                                                    1,363,476           432,846             247,080

JNL/S&P Very Aggressive Growth Division I115

  Accumulation unit value:
    Beginning of period                                                    $10.73              $8.37              $10.68
    End of period                                                          $10.94              $10.73              $8.37
  Accumulation units outstanding
  at the end of period                                                        -                79,032             13,184

JNL/S&P Equity Growth Division I109

  Accumulation unit value:
    Beginning of period                                                    $10.02              $7.88               $9.74
    End of period                                                          $10.18              $10.02              $7.88
  Accumulation units outstanding
  at the end of period                                                        -               267,055             195,936

JNL/S&P Equity Aggressive Growth Division I109

  Accumulation unit value:
    Beginning of period                                                    $10.24              $8.03               $9.90
    End of period                                                          $10.44              $10.24              $8.03
  Accumulation units outstanding
  at the end of period                                                        -               196,503             141,261






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.90              $7.70               $9.88
    End of period                                                          $10.06              $9.90               $7.70
  Accumulation units outstanding
  at the end of period                                                        -                32,327             36,938

JNL/S&P Core Index 100 Division114

  Accumulation unit value:
    Beginning of period                                                    $10.20              $8.51               $9.67
    End of period                                                          $10.35              $10.20              $8.51
  Accumulation units outstanding
  at the end of period                                                        -               164,170             128,473

JNL/S&P Core Index 75 Division109

  Accumulation unit value:
    Beginning of period                                                    $10.06              $8.10               $9.50
    End of period                                                          $10.24              $10.06              $8.10
  Accumulation units outstanding
  at the end of period                                                        -                85,229             49,126

JNL/S&P Managed Conservative Division683

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,989               N/A                 N/A

JNL/S&P Managed Moderate Division678

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,703               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.87% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 3%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 3%
EARNINGSMAX AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division44

  Accumulation unit value:
    Beginning of period                                                    $22.77              $17.13             $23.80
    End of period                                                          $24.96              $22.77             $17.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Capital Growth Division82

  Accumulation unit value:
    Beginning of period                                                    $17.34              $13.02             $16.83
    End of period                                                          $20.08              $17.34             $13.02
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division62

  Accumulation unit value:
    Beginning of period                                                    $16.21              $12.21             $17.15
    End of period                                                          $16.71              $16.21             $12.21
  Accumulation units outstanding
  at the end of period                                                       75                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division44

  Accumulation unit value:
    Beginning of period                                                    $15.84              $12.96             $16.20
    End of period                                                          $16.53              $15.84             $12.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division49

  Accumulation unit value:
    Beginning of period                                                    $16.14              $11.75             $14.92
    End of period                                                          $18.82              $16.14             $11.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Balanced Division44

  Accumulation unit value:
    Beginning of period                                                    $20.22              $16.95             $17.71
    End of period                                                          $22.01              $20.22             $16.95
  Accumulation units outstanding
  at the end of period                                                     11,711                -                   -

JNL/Putnam Equity Division84

  Accumulation unit value:
    Beginning of period                                                    $17.39              $13.93             $17.92
    End of period                                                          $19.30              $17.39             $13.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division44

  Accumulation unit value:
    Beginning of period                                                    $14.89              $12.78             $12.74
    End of period                                                          $15.34              $14.89             $12.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division59

  Accumulation unit value:
    Beginning of period                                                    $11.81              $11.98             $12.06
    End of period                                                          $11.68              $11.81             $11.98
  Accumulation units outstanding
  at the end of period                                                      2,534                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division44

  Accumulation unit value:
    Beginning of period                                                    $17.59              $14.39             $17.68
    End of period                                                          $18.95              $17.59             $14.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers Strategic Bond Division44

  Accumulation unit value:
    Beginning of period                                                    $16.97              $15.23             $14.43
    End of period                                                          $17.80              $16.97             $15.23
  Accumulation units outstanding
  at the end of period                                                      8,188                -                   -

JNL/Salomon Brothers U.S. Government & Quality Bond Division44

  Accumulation unit value:
    Beginning of period                                                    $14.61              $14.71             $13.60
    End of period                                                          $14.89              $14.61             $14.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Established Growth Division44

  Accumulation unit value:
    Beginning of period                                                    $22.85              $17.84             $22.54
    End of period                                                          $24.65              $22.85             $17.84
  Accumulation units outstanding
  at the end of period                                                       591                 -                   -

JNL/JPMorgan International Equity Division91

  Accumulation unit value:
    Beginning of period                                                    $11.28              $8.95              $11.44
    End of period                                                          $12.88              $11.28              $8.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Mid-Cap Growth Division49

  Accumulation unit value:
    Beginning of period                                                    $27.62              $20.30             $24.50
    End of period                                                          $31.99              $27.62             $20.30
  Accumulation units outstanding
  at the end of period                                                       680                497                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division49

  Accumulation unit value:
    Beginning of period                                                     $9.22              $7.55              $10.00
    End of period                                                           $9.62              $9.22               $7.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division421

  Accumulation unit value:
    Beginning of period                                                     $8.43              $7.18                N/A
    End of period                                                          $10.13              $8.43                N/A
  Accumulation units outstanding
  at the end of period                                                      5,263              2,137                N/A

JNL/PIMCO Total Return Bond Division43

  Accumulation unit value:
    Beginning of period                                                    $13.19              $12.83             $12.17
    End of period                                                          $13.53              $13.19             $12.83
  Accumulation units outstanding
  at the end of period                                                     16,522                -                   -

JNL/Lazard Small Cap Value Division46

  Accumulation unit value:
    Beginning of period                                                    $12.51              $9.18              $11.31
    End of period                                                          $14.17              $12.51              $9.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Mid Cap Value Division46

  Accumulation unit value:
    Beginning of period                                                    $13.64              $10.78             $12.89
    End of period                                                          $16.70              $13.64             $10.78
  Accumulation units outstanding
  at the end of period                                                      2,648                -                   -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.33               N/A                 N/A
    End of period                                                          $12.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,884               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division67

  Accumulation unit value:
    Beginning of period                                                     $7.42              $5.86               $7.86
    End of period                                                           $8.11              $7.42               $5.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM The DowSM 10 Division62

  Accumulation unit value:
    Beginning of period                                                     $9.30              $7.53               $8.92
    End of period                                                           $9.39              $9.30               $7.53
  Accumulation units outstanding
  at the end of period                                                     23,516                -                   -

JNL/MCM The S&P(R) 10 Division525

  Accumulation unit value:
    Beginning of period                                                     $8.60               N/A                 N/A
    End of period                                                           $9.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,030               N/A                 N/A

JNL/MCM Global 15 Division520

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $11.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,058               N/A                 N/A

JNL/MCM 25 Division517

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,377               N/A                 N/A

JNL/MCM Select Small-Cap Division520

  Accumulation unit value:
    Beginning of period                                                    $15.70               N/A                 N/A
    End of period                                                          $18.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,723               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division528

  Accumulation unit value:
    Beginning of period                                                     $5.64               N/A                 N/A
    End of period                                                           $5.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,103               N/A                 N/A

JNL/MCM Healthcare Sector Division528

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $10.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,760               N/A                 N/A

JNL/MCM Financial Sector Division598

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       358                N/A                 N/A

JNL/MCM Oil & Gas Sector Division528

  Accumulation unit value:
    Beginning of period                                                    $14.00               N/A                 N/A
    End of period                                                          $17.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,316               N/A                 N/A

JNL/MCM Consumer Brands Sector Division598

  Accumulation unit value:
    Beginning of period                                                     $9.79               N/A                 N/A
    End of period                                                          $10.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       395                N/A                 N/A

JNL/MCM Communications Sector Division598

  Accumulation unit value:
    Beginning of period                                                     $3.92               N/A                 N/A
    End of period                                                           $4.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division49

  Accumulation unit value:
    Beginning of period                                                     $6.37              $4.86               $6.47
    End of period                                                           $7.41              $6.37               $4.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division44

  Accumulation unit value:
    Beginning of period                                                     $9.29              $8.32               $8.93
    End of period                                                           $9.97              $9.29               $8.32
  Accumulation units outstanding
  at the end of period                                                       143                118                  -

JNL/T. Rowe Price Value Division44

  Accumulation unit value:
    Beginning of period                                                    $11.44              $8.97              $10.77
    End of period                                                          $12.93              $11.44              $8.97
  Accumulation units outstanding
  at the end of period                                                      6,986                -                   -

JNL/MCM S&P 500 Index Division44

  Accumulation unit value:
    Beginning of period                                                     $9.60              $7.65               $9.76
    End of period                                                          $10.37              $9.60               $7.65
  Accumulation units outstanding
  at the end of period                                                     33,725              22,656             13,070

JNL/MCM S&P 400 MidCap Index Division44

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.45              $10.04
    End of period                                                          $12.69              $11.16              $8.45
  Accumulation units outstanding
  at the end of period                                                     44,648              17,187              9,865

JNL/MCM Small Cap Index Division44

  Accumulation unit value:
    Beginning of period                                                    $11.28              $7.88               $9.93
    End of period                                                          $13.00              $11.28              $7.88
  Accumulation units outstanding
  at the end of period                                                     21,436              18,225             10,484






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division72

  Accumulation unit value:
    Beginning of period                                                    $11.44              $8.49              $10.36
    End of period                                                          $13.41              $11.44              $8.49
  Accumulation units outstanding
  at the end of period                                                     18,423              13,679              7,768

JNL/MCM Bond Index Division72

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.66              $9.85
    End of period                                                          $10.96              $10.78             $10.66
  Accumulation units outstanding
  at the end of period                                                       869                 -                   -

JNL/Oppenheimer Global Growth Division49

  Accumulation unit value:
    Beginning of period                                                     $9.63              $6.98               $8.64
    End of period                                                          $11.14              $9.63               $6.98
  Accumulation units outstanding
  at the end of period                                                       105                 87                  -

JNL/Oppenheimer Growth Division49

  Accumulation unit value:
    Beginning of period                                                     $7.88              $6.82               $8.67
    End of period                                                           $8.06              $7.88               $6.82
  Accumulation units outstanding
  at the end of period                                                       128                105                  -

JNL/AIM Large Cap Growth Division62

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.00              $10.29
    End of period                                                          $11.02              $10.21              $8.00
  Accumulation units outstanding
  at the end of period                                                      2,377              2,486                 -

JNL/AIM Small Cap Growth Division66

  Accumulation unit value:
    Beginning of period                                                    $11.21              $8.25              $10.93
    End of period                                                          $11.75              $11.21              $8.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division46

  Accumulation unit value:
    Beginning of period                                                     $9.34              $7.76              $10.53
    End of period                                                           $9.12              $9.34               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division531

  Accumulation unit value:
    Beginning of period                                                    $15.08               N/A                 N/A
    End of period                                                          $16.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       165                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division42

  Accumulation unit value:
    Beginning of period                                                    $11.46              $9.92              $10.85
    End of period                                                          $12.33              $11.46              $9.92
  Accumulation units outstanding
  at the end of period                                                       431                431                  -

JNL/S&P Managed Growth Division42

  Accumulation unit value:
    Beginning of period                                                    $11.44              $9.57              $11.03
    End of period                                                          $12.51              $11.44              $9.57
  Accumulation units outstanding
  at the end of period                                                       741                 -                   -

JNL/S&P Managed Aggressive Growth Division71

  Accumulation unit value:
    Beginning of period                                                    $11.11              $8.93              $11.32
    End of period                                                          $12.28              $11.11              $8.93
  Accumulation units outstanding
  at the end of period                                                      2,429                50                  -

JNL/S&P Very Aggressive Growth Division I85

  Accumulation unit value:
    Beginning of period                                                    $10.72              $8.37              $11.08
    End of period                                                          $10.93              $10.72              $8.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Growth Division I52

  Accumulation unit value:
    Beginning of period                                                    $10.01              $7.87              $10.01
    End of period                                                          $10.17              $10.01              $7.87
  Accumulation units outstanding
  at the end of period                                                        -                 196                  -

JNL/S&P Equity Aggressive Growth Division I76

  Accumulation unit value:
    Beginning of period                                                    $10.24              $8.03              $10.75
    End of period                                                          $10.43              $10.24              $8.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division41

  Accumulation unit value:
    Beginning of period                                                     $9.90              $7.70               $9.93
    End of period                                                          $10.06              $9.90               $7.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 100 Division42

  Accumulation unit value:
    Beginning of period                                                    $10.19              $8.51               $9.92
    End of period                                                          $10.35              $10.19              $8.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division89

  Accumulation unit value:
    Beginning of period                                                    $10.06              $8.10               $9.94
    End of period                                                          $10.24              $10.06              $8.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.895% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division312

  Accumulation unit value:
    Beginning of period                                                    $22.72              $17.94               N/A
    End of period                                                          $24.90              $22.72               N/A
  Accumulation units outstanding
  at the end of period                                                     11,084              8,653                N/A

JNL/FMR Capital Growth Division317

  Accumulation unit value:
    Beginning of period                                                    $17.30              $13.74               N/A
    End of period                                                          $20.03              $17.30               N/A
  Accumulation units outstanding
  at the end of period                                                      1,969              1,773                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $16.18              $12.69               N/A
    End of period                                                          $16.67              $16.18               N/A
  Accumulation units outstanding
  at the end of period                                                     19,296              35,174               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division293

  Accumulation unit value:
    Beginning of period                                                    $15.81              $13.09               N/A
    End of period                                                          $16.50              $15.81               N/A
  Accumulation units outstanding
  at the end of period                                                     17,073              20,050               N/A

JNL/Eagle SmallCap Equity Division329

  Accumulation unit value:
    Beginning of period                                                    $16.12              $12.68               N/A
    End of period                                                          $18.79              $16.12               N/A
  Accumulation units outstanding
  at the end of period                                                     25,500              8,843                N/A

JNL/Select Balanced Division303

  Accumulation unit value:
    Beginning of period                                                    $20.18              $16.73               N/A
    End of period                                                          $21.96              $20.18               N/A
  Accumulation units outstanding
  at the end of period                                                     57,820              31,425               N/A

JNL/Putnam Equity Division310

  Accumulation unit value:
    Beginning of period                                                    $17.36              $13.74               N/A
    End of period                                                          $19.25              $17.36               N/A
  Accumulation units outstanding
  at the end of period                                                      3,249              4,110                N/A

JNL/PPM America High Yield Bond Division302

  Accumulation unit value:
    Beginning of period                                                    $14.85              $13.44               N/A
    End of period                                                          $15.30              $14.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                38,054               N/A

JNL/Select Money Market Division302

  Accumulation unit value:
    Beginning of period                                                    $11.80              $11.93               N/A
    End of period                                                          $11.66              $11.80               N/A
  Accumulation units outstanding
  at the end of period                                                      8,665              26,666               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division303

  Accumulation unit value:
    Beginning of period                                                    $17.55              $13.95               N/A
    End of period                                                          $18.90              $17.55               N/A
  Accumulation units outstanding
  at the end of period                                                     25,631              20,002               N/A

JNL/Salomon Brothers Strategic Bond Division303

  Accumulation unit value:
    Beginning of period                                                    $16.93              $15.83               N/A
    End of period                                                          $17.76              $16.93               N/A
  Accumulation units outstanding
  at the end of period                                                     30,412              32,910               N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division293

  Accumulation unit value:
    Beginning of period                                                    $14.58              $14.56               N/A
    End of period                                                          $14.86              $14.58               N/A
  Accumulation units outstanding
  at the end of period                                                     32,246              34,333               N/A

JNL/T. Rowe Price Established Growth Division297

  Accumulation unit value:
    Beginning of period                                                    $22.80              $17.72               N/A
    End of period                                                          $24.59              $22.80               N/A
  Accumulation units outstanding
  at the end of period                                                     20,934              30,740               N/A

JNL/JPMorgan International Equity Division274

  Accumulation unit value:
    Beginning of period                                                    $11.26              $8.36                N/A
    End of period                                                          $12.85              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                     19,545              16,113               N/A

JNL/T. Rowe Price Mid-Cap Growth Division303

  Accumulation unit value:
    Beginning of period                                                    $27.56              $20.30               N/A
    End of period                                                          $31.92              $27.56               N/A
  Accumulation units outstanding
  at the end of period                                                     17,713              13,270               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division382

  Accumulation unit value:
    Beginning of period                                                     $9.20              $8.49                N/A
    End of period                                                           $9.60              $9.20                N/A
  Accumulation units outstanding
  at the end of period                                                      6,135              3,619                N/A

JNL/JPMorgan International Value Division293

  Accumulation unit value:
    Beginning of period                                                     $8.41              $5.83                N/A
    End of period                                                          $10.12              $8.41                N/A
  Accumulation units outstanding
  at the end of period                                                     37,855              22,379               N/A

JNL/PIMCO Total Return Bond Division274

  Accumulation unit value:
    Beginning of period                                                    $13.18              $12.97               N/A
    End of period                                                          $13.50              $13.18               N/A
  Accumulation units outstanding
  at the end of period                                                     108,371             88,707               N/A

JNL/Lazard Small Cap Value Division274

  Accumulation unit value:
    Beginning of period                                                    $12.50              $8.64                N/A
    End of period                                                          $14.15              $12.50               N/A
  Accumulation units outstanding
  at the end of period                                                     59,461              61,689               N/A

JNL/Lazard Mid Cap Value Division293

  Accumulation unit value:
    Beginning of period                                                    $13.62              $10.70               N/A
    End of period                                                          $16.67              $13.62               N/A
  Accumulation units outstanding
  at the end of period                                                     34,350              38,840               N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.31               N/A                 N/A
    End of period                                                          $12.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     61,038               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division293

  Accumulation unit value:
    Beginning of period                                                     $7.41              $5.96                N/A
    End of period                                                           $8.10              $7.41                N/A
  Accumulation units outstanding
  at the end of period                                                     18,447              15,895               N/A

JNL/MCM The DowSM 10 Division290

  Accumulation unit value:
    Beginning of period                                                     $9.29              $6.79                N/A
    End of period                                                           $9.37              $9.29                N/A
  Accumulation units outstanding
  at the end of period                                                     214,390            191,502               N/A

JNL/MCM The S&P(R) 10 Division301

  Accumulation unit value:
    Beginning of period                                                     $8.42              $7.14                N/A
    End of period                                                           $9.72              $8.42                N/A
  Accumulation units outstanding
  at the end of period                                                     183,942            205,629               N/A

JNL/MCM Global 15 Division301

  Accumulation unit value:
    Beginning of period                                                     $9.15              $6.19                N/A
    End of period                                                          $11.50              $9.15                N/A
  Accumulation units outstanding
  at the end of period                                                     123,017             87,023               N/A

JNL/MCM 25 Division301

  Accumulation unit value:
    Beginning of period                                                     $9.77              $6.97                N/A
    End of period                                                          $11.69              $9.77                N/A
  Accumulation units outstanding
  at the end of period                                                     160,540            137,174               N/A

JNL/MCM Select Small-Cap Division310

  Accumulation unit value:
    Beginning of period                                                    $16.27              $11.38               N/A
    End of period                                                          $17.98              $16.27               N/A
  Accumulation units outstanding
  at the end of period                                                     85,990              70,437               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division500

  Accumulation unit value:
    Beginning of period                                                     $6.00               N/A                 N/A
    End of period                                                           $5.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     45,271               N/A                 N/A

JNL/MCM Healthcare Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.16               N/A
    End of period                                                          $10.52              $10.36               N/A
  Accumulation units outstanding
  at the end of period                                                     30,346              7,131                N/A

JNL/MCM Financial Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.41               N/A
    End of period                                                          $11.83              $10.63               N/A
  Accumulation units outstanding
  at the end of period                                                     13,597              1,198                N/A

JNL/MCM Oil & Gas Sector Division500

  Accumulation unit value:
    Beginning of period                                                    $13.33               N/A                 N/A
    End of period                                                          $16.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     41,316               N/A                 N/A

JNL/MCM Consumer Brands Sector Division500

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,560               N/A                 N/A

JNL/MCM Communications Sector Division500

  Accumulation unit value:
    Beginning of period                                                     $4.13               N/A                 N/A
    End of period                                                           $4.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     39,457               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division329

  Accumulation unit value:
    Beginning of period                                                     $6.36              $5.32                N/A
    End of period                                                           $7.40              $6.36                N/A
  Accumulation units outstanding
  at the end of period                                                     22,961              23,386               N/A

JNL/FMR Balanced Division293

  Accumulation unit value:
    Beginning of period                                                     $9.28              $8.35                N/A
    End of period                                                           $9.96              $9.28                N/A
  Accumulation units outstanding
  at the end of period                                                     69,675              56,438               N/A

JNL/T. Rowe Price Value Division293

  Accumulation unit value:
    Beginning of period                                                    $11.43              $8.77                N/A
    End of period                                                          $12.92              $11.43               N/A
  Accumulation units outstanding
  at the end of period                                                     114,198             61,807               N/A

JNL/MCM S&P 500 Index Division290

  Accumulation unit value:
    Beginning of period                                                     $9.59              $7.52                N/A
    End of period                                                          $10.36              $9.59                N/A
  Accumulation units outstanding
  at the end of period                                                     201,455            170,480               N/A

JNL/MCM S&P 400 MidCap Index Division290

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.08                N/A
    End of period                                                          $12.68              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                     82,256              79,631               N/A

JNL/MCM Small Cap Index Division290

  Accumulation unit value:
    Beginning of period                                                    $11.28              $7.55                N/A
    End of period                                                          $12.99              $11.28               N/A
  Accumulation units outstanding
  at the end of period                                                     72,232              86,804               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division293

  Accumulation unit value:
    Beginning of period                                                    $11.43              $8.11                N/A
    End of period                                                          $13.40              $11.43               N/A
  Accumulation units outstanding
  at the end of period                                                     49,888              23,212               N/A

JNL/MCM Bond Index Division293

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.61               N/A
    End of period                                                          $10.95              $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                     26,614              34,718               N/A

JNL/Oppenheimer Global Growth Division297

  Accumulation unit value:
    Beginning of period                                                     $9.62              $6.54                N/A
    End of period                                                          $11.13              $9.62                N/A
  Accumulation units outstanding
  at the end of period                                                     48,168              41,298               N/A

JNL/Oppenheimer Growth Division302

  Accumulation unit value:
    Beginning of period                                                     $7.88              $6.90                N/A
    End of period                                                           $8.06              $7.88                N/A
  Accumulation units outstanding
  at the end of period                                                     21,465              14,877               N/A

JNL/AIM Large Cap Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $10.20              $8.38                N/A
    End of period                                                          $11.01              $10.20               N/A
  Accumulation units outstanding
  at the end of period                                                     50,046              46,241               N/A

JNL/AIM Small Cap Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.03                N/A
    End of period                                                          $11.74              $11.20               N/A
  Accumulation units outstanding
  at the end of period                                                     24,130              10,902               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division323

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.05                N/A
    End of period                                                           $9.12              $9.34                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,100                N/A

JNL/Select Value Division274

  Accumulation unit value:
    Beginning of period                                                    $14.44              $10.20               N/A
    End of period                                                          $16.26              $14.44               N/A
  Accumulation units outstanding
  at the end of period                                                     30,217              9,882                N/A

JNL/MCM Nasdaq 15 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,263               N/A                 N/A

JNL/MCM Value Line 25 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.53               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,044               N/A                 N/A

JNL/MCM VIP Division707

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,584               N/A                 N/A

JNL/MCM JNL 5 Division704

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,594               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division291

  Accumulation unit value:
    Beginning of period                                                    $11.34              $9.73                N/A
    End of period                                                          $12.19              $11.34               N/A
  Accumulation units outstanding
  at the end of period                                                     205,747            112,728               N/A

JNL/S&P Managed Growth Division288

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.18                N/A
    End of period                                                          $12.49              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                     311,736            190,904               N/A

JNL/S&P Managed Aggressive Growth Division322

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.32                N/A
    End of period                                                          $12.26              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                     168,810             35,084               N/A

JNL/S&P Very Aggressive Growth Division I327

  Accumulation unit value:
    Beginning of period                                                    $10.71              $8.89                N/A
    End of period                                                          $10.92              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,628                N/A

JNL/S&P Equity Growth Division I371

  Accumulation unit value:
    Beginning of period                                                    $10.00              $8.88                N/A
    End of period                                                          $10.15              $10.00               N/A
  Accumulation units outstanding
  at the end of period                                                        -                73,139               N/A

JNL/S&P Equity Aggressive Growth Division I319

  Accumulation unit value:
    Beginning of period                                                    $10.22              $8.26                N/A
    End of period                                                          $10.41              $10.22               N/A
  Accumulation units outstanding
  at the end of period                                                        -                13,773               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division382

  Accumulation unit value:
    Beginning of period                                                     $9.89              $8.67                N/A
    End of period                                                          $10.05              $9.89                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,887                N/A

JNL/S&P Core Index 100 Division297

  Accumulation unit value:
    Beginning of period                                                    $10.19              $8.35                N/A
    End of period                                                          $10.34              $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                13,654               N/A

JNL/S&P Core Index 75 Division312

  Accumulation unit value:
    Beginning of period                                                    $10.05              $8.15                N/A
    End of period                                                          $10.23              $10.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,126                N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division729

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,805               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.90% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
4% ROLL-UP DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD 20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND EARNINGSMAX
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND THREE YEAR WITHDRAWAL CHARGE PERIOD
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND MAXIMUM ANNIVERSARY VALUE
  DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND MAXIMUM ANNIVERSARY VALUE
  DEATH BENEFIT
COMBINED DEATH BENEFIT
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINATION 5% ROLL-UP AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division148

  Accumulation unit value:
    Beginning of period                                                    $22.71              $17.09             $18.38
    End of period                                                          $24.89              $22.71             $17.09
  Accumulation units outstanding
  at the end of period                                                     10,904              1,103                212






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/FMR Capital Growth Division172

  Accumulation unit value:
    Beginning of period                                                    $17.29              $12.99             $13.86
    End of period                                                          $20.02              $17.29             $12.99
  Accumulation units outstanding
  at the end of period                                                      3,918               876                 849

JNL/Select Global Growth Division603

  Accumulation unit value:
    Beginning of period                                                    $20.03               N/A                 N/A
    End of period                                                          $22.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       321                N/A                 N/A

JNL/Alger Growth Division140

  Accumulation unit value:
    Beginning of period                                                    $16.17              $12.18             $14.80
    End of period                                                          $16.67              $16.17             $12.18
  Accumulation units outstanding
  at the end of period                                                     19,330              1,802                417

JNL/Eagle Core Equity Division152

  Accumulation unit value:
    Beginning of period                                                    $15.81              $12.94             $13.72
    End of period                                                          $16.49              $15.81             $12.94
  Accumulation units outstanding
  at the end of period                                                     42,149              10,411              1,192

JNL/Eagle SmallCap Equity Division152

  Accumulation unit value:
    Beginning of period                                                    $16.11              $11.73             $12.43
    End of period                                                          $18.78              $16.11             $11.73
  Accumulation units outstanding
  at the end of period                                                     19,030              3,793               1,222

JNL/Select Balanced Division118

  Accumulation unit value:
    Beginning of period                                                    $20.17              $16.91             $18.42
    End of period                                                          $21.95              $20.17             $16.91
  Accumulation units outstanding
  at the end of period                                                     67,171              19,464              1,172






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Equity Division240

  Accumulation unit value:
    Beginning of period                                                    $17.35              $13.90             $14.04
    End of period                                                          $19.24              $17.35             $13.90
  Accumulation units outstanding
  at the end of period                                                      1,095               636                  -

JNL/PPM America High Yield Bond Division172

  Accumulation unit value:
    Beginning of period                                                    $14.85              $12.75             $11.96
    End of period                                                          $15.30              $14.85             $12.75
  Accumulation units outstanding
  at the end of period                                                        -                12,929               763

JNL/Select Money Market Division71

  Accumulation unit value:
    Beginning of period                                                    $11.77              $11.94             $12.03
    End of period                                                          $11.64              $11.77             $11.94
  Accumulation units outstanding
  at the end of period                                                     26,221              10,173              5,391

JNL/Putnam Value Equity Division140

  Accumulation unit value:
    Beginning of period                                                    $17.54              $14.36             $15.83
    End of period                                                          $18.89              $17.54             $14.36
  Accumulation units outstanding
  at the end of period                                                     13,690              1,591                316

JNL/Salomon Brothers Strategic Bond Division201

  Accumulation unit value:
    Beginning of period                                                    $16.92              $15.19             $14.60
    End of period                                                          $17.75              $16.92             $15.19
  Accumulation units outstanding
  at the end of period                                                     26,220              8,414                37

JNL/Salomon Brothers U.S. Government & Quality Bond Division201

  Accumulation unit value:
    Beginning of period                                                    $14.57              $14.68             $14.62
    End of period                                                          $14.85              $14.57             $14.68
  Accumulation units outstanding
  at the end of period                                                     13,297              6,609                37






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Established Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $22.79              $17.80             $22.28
    End of period                                                          $24.58              $22.79             $17.80
  Accumulation units outstanding
  at the end of period                                                     33,177              8,729                805

JNL/JPMorgan International Equity Division175

  Accumulation unit value:
    Beginning of period                                                    $11.25              $8.92               $9.67
    End of period                                                          $12.85              $11.25              $8.92
  Accumulation units outstanding
  at the end of period                                                     39,052              1,143                 -

JNL/T. Rowe Price Mid-Cap Growth Division152

  Accumulation unit value:
    Beginning of period                                                    $27.55              $20.26             $20.99
    End of period                                                          $31.90              $27.55             $20.26
  Accumulation units outstanding
  at the end of period                                                     31,625              6,046                489

JNL/Alliance Capital Growth Division243

  Accumulation unit value:
    Beginning of period                                                     $9.20              $7.54               $7.74
    End of period                                                           $9.60              $9.20               $7.54
  Accumulation units outstanding
  at the end of period                                                      7,486              1,724               1,034

JNL/JPMorgan International Value Division313

  Accumulation unit value:
    Beginning of period                                                     $8.41              $6.08                N/A
    End of period                                                          $10.11              $8.41                N/A
  Accumulation units outstanding
  at the end of period                                                     37,700              3,692                N/A

JNL/PIMCO Total Return Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $13.17              $12.81             $12.15
    End of period                                                          $13.50              $13.17             $12.81
  Accumulation units outstanding
  at the end of period                                                     139,849             44,030              1,553






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Small Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $12.49              $9.17              $12.00
    End of period                                                          $14.14              $12.49              $9.17
  Accumulation units outstanding
  at the end of period                                                     45,558              16,329              2,067

JNL/Lazard Mid Cap Value Division201

  Accumulation unit value:
    Beginning of period                                                    $13.62              $10.77              $9.70
    End of period                                                          $16.66              $13.62             $10.77
  Accumulation units outstanding
  at the end of period                                                     49,827              10,750               410

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.30               N/A                 N/A
    End of period                                                          $12.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     54,657               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division175

  Accumulation unit value:
    Beginning of period                                                     $7.41              $5.85               $6.36
    End of period                                                           $8.09              $7.41               $5.85
  Accumulation units outstanding
  at the end of period                                                     54,269              3,276                 -

JNL/MCM The DowSM 10 Division220

  Accumulation unit value:
    Beginning of period                                                     $9.28              $7.52               $7.44
    End of period                                                           $9.37              $9.28               $7.52
  Accumulation units outstanding
  at the end of period                                                     386,061             57,030               922

JNL/MCM The S&P(R) 10 Division220

  Accumulation unit value:
    Beginning of period                                                     $8.42              $7.22               $7.54
    End of period                                                           $9.72              $8.42               $7.22
  Accumulation units outstanding
  at the end of period                                                     323,001             41,370               944






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Global 15 Division220

  Accumulation unit value:
    Beginning of period                                                     $9.15              $7.00               $7.36
    End of period                                                          $11.50              $9.15               $7.00
  Accumulation units outstanding
  at the end of period                                                     291,655             42,616               960

JNL/MCM 25 Division220

  Accumulation unit value:
    Beginning of period                                                     $9.77              $7.50               $7.46
    End of period                                                          $11.69              $9.77               $7.50
  Accumulation units outstanding
  at the end of period                                                     283,850             34,781               397

JNL/MCM Select Small-Cap Division220

  Accumulation unit value:
    Beginning of period                                                    $16.27              $11.20             $11.05
    End of period                                                          $17.97              $16.27             $11.20
  Accumulation units outstanding
  at the end of period                                                     175,787             22,273               268

JNL/MCM Technology Sector Division482

  Accumulation unit value:
    Beginning of period                                                     $5.63              $5.54                N/A
    End of period                                                           $5.59              $5.63                N/A
  Accumulation units outstanding
  at the end of period                                                     26,864               722                 N/A

JNL/MCM Healthcare Sector Division525

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,094               N/A                 N/A

JNL/MCM Financial Sector Division525

  Accumulation unit value:
    Beginning of period                                                    $11.21               N/A                 N/A
    End of period                                                          $11.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,142               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Oil & Gas Sector Division590

  Accumulation unit value:
    Beginning of period                                                    $14.05               N/A                 N/A
    End of period                                                          $16.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,809               N/A                 N/A

JNL/MCM Consumer Brands Sector Division590

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $10.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       652                N/A                 N/A

JNL/MCM Communications Sector Division598

  Accumulation unit value:
    Beginning of period                                                     $3.91               N/A                 N/A
    End of period                                                           $4.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,199               N/A                 N/A

JNL/Putnam Midcap Growth Division180

  Accumulation unit value:
    Beginning of period                                                     $6.36              $4.86               $4.92
    End of period                                                           $7.40              $6.36               $4.86
  Accumulation units outstanding
  at the end of period                                                     11,820               141                  -

JNL/FMR Balanced Division118

  Accumulation unit value:
    Beginning of period                                                     $9.28              $8.31               $9.08
    End of period                                                           $9.96              $9.28               $8.31
  Accumulation units outstanding
  at the end of period                                                     61,332              15,374              1,365

JNL/T. Rowe Price Value Division118

  Accumulation unit value:
    Beginning of period                                                    $11.42              $8.97              $11.36
    End of period                                                          $12.92              $11.42              $8.97
  Accumulation units outstanding
  at the end of period                                                     79,002              17,300              3,039






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 500 Index Division206

  Accumulation unit value:
    Beginning of period                                                     $9.59              $7.65               $7.28
    End of period                                                          $10.36              $9.59               $7.65
  Accumulation units outstanding
  at the end of period                                                     374,561             88,171              3,159

JNL/MCM S&P 400 MidCap Index Division206

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.45               $7.92
    End of period                                                          $12.67              $11.16              $8.45
  Accumulation units outstanding
  at the end of period                                                     238,262             38,604              1,160

JNL/MCM Small Cap Index Division206

  Accumulation unit value:
    Beginning of period                                                    $11.27              $7.88               $7.14
    End of period                                                          $12.99              $11.27              $7.88
  Accumulation units outstanding
  at the end of period                                                     202,024             29,789              1,240

JNL/MCM International Index Division206

  Accumulation unit value:
    Beginning of period                                                    $11.43              $8.48               $8.06
    End of period                                                          $13.40              $11.43              $8.48
  Accumulation units outstanding
  at the end of period                                                     196,197             27,322               585

JNL/MCM Bond Index Division143

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.66             $10.14
    End of period                                                          $10.95              $10.77             $10.66
  Accumulation units outstanding
  at the end of period                                                     191,990             34,216                -

JNL/Oppenheimer Global Growth Division148

  Accumulation unit value:
    Beginning of period                                                     $9.62              $6.98               $8.17
    End of period                                                          $11.13              $9.62               $6.98
  Accumulation units outstanding
  at the end of period                                                     43,067              14,383               671






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $7.88              $6.82               $8.67
    End of period                                                           $8.06              $7.88               $6.82
  Accumulation units outstanding
  at the end of period                                                     19,274              6,153                760

JNL/AIM Large Cap Growth Division201

  Accumulation unit value:
    Beginning of period                                                    $10.20              $8.00               $7.81
    End of period                                                          $11.01              $10.20              $8.00
  Accumulation units outstanding
  at the end of period                                                     43,401              7,288               1,105

JNL/AIM Small Cap Growth Division243

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.25               $8.30
    End of period                                                          $11.74              $11.20              $8.25
  Accumulation units outstanding
  at the end of period                                                     17,338              6,971                481

JNL/AIM Premier Equity II Division119

  Accumulation unit value:
    Beginning of period                                                     $9.33              $7.76              $10.21
    End of period                                                           $9.12              $9.33               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                1,120                 -

JNL/Select Value Division314

  Accumulation unit value:
    Beginning of period                                                    $14.44              $11.20               N/A
    End of period                                                          $16.26              $14.44               N/A
  Accumulation units outstanding
  at the end of period                                                     14,532              5,783                N/A

JNL/MCM Nasdaq 15 Division678

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,706               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Value Line 25 Division678

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     41,285               N/A                 N/A

JNL/MCM VIP Division683

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     55,303               N/A                 N/A

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.70               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     154,543              N/A                 N/A

JNL/S&P Managed Moderate Growth Division242

  Accumulation unit value:
    Beginning of period                                                    $11.34              $9.81               $9.89
    End of period                                                          $12.19              $11.34              $9.81
  Accumulation units outstanding
  at the end of period                                                     403,701            110,820             12,223

JNL/S&P Managed Growth Division119

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.56              $11.00
    End of period                                                          $12.48              $11.42              $9.56
  Accumulation units outstanding
  at the end of period                                                     510,161            101,655              9,561

JNL/S&P Managed Aggressive Growth Division92

  Accumulation unit value:
    Beginning of period                                                    $11.09              $8.92              $10.94
    End of period                                                          $12.26              $11.09              $8.92
  Accumulation units outstanding
  at the end of period                                                     189,544             31,425              2,315






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Very Aggressive Growth Division I334

  Accumulation unit value:
    Beginning of period                                                    $10.70              $8.84                N/A
    End of period                                                          $10.91              $10.70               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,258                N/A

JNL/S&P Equity Growth Division I108

  Accumulation unit value:
    Beginning of period                                                     $9.99              $7.86               $9.90
    End of period                                                          $10.15              $9.99               $7.86
  Accumulation units outstanding
  at the end of period                                                        -                2,131                 -

JNL/S&P Equity Aggressive Growth Division I246

  Accumulation unit value:
    Beginning of period                                                    $10.22              $8.02               $7.95
    End of period                                                          $10.41              $10.22              $8.02
  Accumulation units outstanding
  at the end of period                                                        -                51,968                -

JNL/S&P Core Index 50 Division111

  Accumulation unit value:
    Beginning of period                                                     $9.89              $7.70               $9.74
    End of period                                                          $10.05              $9.89               $7.70
  Accumulation units outstanding
  at the end of period                                                        -                4,157               5,187

JNL/S&P Core Index 100 Division226

  Accumulation unit value:
    Beginning of period                                                    $10.19              $8.50               $8.62
    End of period                                                          $10.34              $10.19              $8.50
  Accumulation units outstanding
  at the end of period                                                        -                4,176               3,061

JNL/S&P Core Index 75 Division243

  Accumulation unit value:
    Beginning of period                                                    $10.05              $8.10               $8.16
    End of period                                                          $10.23              $10.05              $8.10
  Accumulation units outstanding
  at the end of period                                                        -                1,512                981






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Conservative Division687

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,145               N/A                 N/A

JNL/S&P Managed Moderate Division693

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,854               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.91% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division621

  Accumulation unit value:
    Beginning of period                                                    $11.69               N/A                 N/A
    End of period                                                          $11.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     68,238               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division701

  Accumulation unit value:
    Beginning of period                                                    $12.52               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     76,121               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division573

  Accumulation unit value:
    Beginning of period                                                     $9.01               N/A                 N/A
    End of period                                                           $9.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,437               N/A                 N/A

JNL/MCM The S&P(R) 10 Division573

  Accumulation unit value:
    Beginning of period                                                     $8.19               N/A                 N/A
    End of period                                                           $9.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,585               N/A                 N/A

JNL/MCM Global 15 Division573

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,463               N/A                 N/A

JNL/MCM 25 Division573

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,664               N/A                 N/A

JNL/MCM Select Small-Cap Division573

  Accumulation unit value:
    Beginning of period                                                    $15.46               N/A                 N/A
    End of period                                                          $17.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,488               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division687

  Accumulation unit value:
    Beginning of period                                                    $11.51               N/A                 N/A
    End of period                                                          $12.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,952               N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.92% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division582

  Accumulation unit value:
    Beginning of period                                                    $23.04               N/A                 N/A
    End of period                                                          $24.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,111               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division428

  Accumulation unit value:
    Beginning of period                                                    $16.15              $15.12               N/A
    End of period                                                          $16.64              $16.15               N/A
  Accumulation units outstanding
  at the end of period                                                      2,618               372                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division464

  Accumulation unit value:
    Beginning of period                                                    $15.79              $15.09               N/A
    End of period                                                          $16.46              $15.79               N/A
  Accumulation units outstanding
  at the end of period                                                       437                 42                 N/A

JNL/Eagle SmallCap Equity Division322

  Accumulation unit value:
    Beginning of period                                                    $16.09              $12.36               N/A
    End of period                                                          $18.75              $16.09               N/A
  Accumulation units outstanding
  at the end of period                                                      2,306               783                 N/A

JNL/Select Balanced Division322

  Accumulation unit value:
    Beginning of period                                                    $20.14              $17.41               N/A
    End of period                                                          $21.90              $20.14               N/A
  Accumulation units outstanding
  at the end of period                                                     11,453              5,031                N/A

JNL/Putnam Equity Division624

  Accumulation unit value:
    Beginning of period                                                    $17.06               N/A                 N/A
    End of period                                                          $19.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,597               N/A                 N/A

JNL/PPM America High Yield Bond Division390

  Accumulation unit value:
    Beginning of period                                                    $14.82              $13.45               N/A
    End of period                                                          $15.27              $14.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,545                N/A

JNL/Select Money Market Division333

  Accumulation unit value:
    Beginning of period                                                    $11.77              $11.88               N/A
    End of period                                                          $11.64              $11.77               N/A
  Accumulation units outstanding
  at the end of period                                                      6,375              10,255               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division289

  Accumulation unit value:
    Beginning of period                                                    $17.51              $13.64               N/A
    End of period                                                          $18.86              $17.51               N/A
  Accumulation units outstanding
  at the end of period                                                      4,042              3,934                N/A

JNL/Salomon Brothers Strategic Bond Division390

  Accumulation unit value:
    Beginning of period                                                    $16.89              $15.93               N/A
    End of period                                                          $17.72              $16.89               N/A
  Accumulation units outstanding
  at the end of period                                                      3,624               635                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division390

  Accumulation unit value:
    Beginning of period                                                    $14.55              $14.14               N/A
    End of period                                                          $14.82              $14.55               N/A
  Accumulation units outstanding
  at the end of period                                                      3,283              1,364                N/A

JNL/T. Rowe Price Established Growth Division289

  Accumulation unit value:
    Beginning of period                                                    $22.75              $17.55               N/A
    End of period                                                          $24.53              $22.75               N/A
  Accumulation units outstanding
  at the end of period                                                      7,486              2,992                N/A

JNL/JPMorgan International Equity Division433

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.47               N/A
    End of period                                                          $12.82              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                      3,031              1,339                N/A

JNL/T. Rowe Price Mid-Cap Growth Division289

  Accumulation unit value:
    Beginning of period                                                    $27.50              $19.81               N/A
    End of period                                                          $31.84              $27.50               N/A
  Accumulation units outstanding
  at the end of period                                                      3,366               676                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division422

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.72                N/A
    End of period                                                           $9.58              $9.19                N/A
  Accumulation units outstanding
  at the end of period                                                      4,557              1,411                N/A

JNL/JPMorgan International Value Division480

  Accumulation unit value:
    Beginning of period                                                     $8.40              $8.13                N/A
    End of period                                                          $10.10              $8.40                N/A
  Accumulation units outstanding
  at the end of period                                                      7,592               525                 N/A

JNL/PIMCO Total Return Bond Division289

  Accumulation unit value:
    Beginning of period                                                    $13.16              $12.96               N/A
    End of period                                                          $13.48              $13.16               N/A
  Accumulation units outstanding
  at the end of period                                                     14,703              9,175                N/A

JNL/Lazard Small Cap Value Division468

  Accumulation unit value:
    Beginning of period                                                    $12.48              $12.20               N/A
    End of period                                                          $14.12              $12.48               N/A
  Accumulation units outstanding
  at the end of period                                                      7,295               449                 N/A

JNL/Lazard Mid Cap Value Division428

  Accumulation unit value:
    Beginning of period                                                    $13.60              $12.71               N/A
    End of period                                                          $16.64              $13.60               N/A
  Accumulation units outstanding
  at the end of period                                                     11,782               472                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.29               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,830               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division322

  Accumulation unit value:
    Beginning of period                                                     $7.41              $6.17                N/A
    End of period                                                           $8.08              $7.41                N/A
  Accumulation units outstanding
  at the end of period                                                      5,716              1,137                N/A

JNL/MCM The DowSM 10 Division282

  Accumulation unit value:
    Beginning of period                                                     $9.27              $6.45                N/A
    End of period                                                           $9.36              $9.27                N/A
  Accumulation units outstanding
  at the end of period                                                     64,733              30,765               N/A

JNL/MCM The S&P(R) 10 Division282

  Accumulation unit value:
    Beginning of period                                                     $8.41              $6.69                N/A
    End of period                                                           $9.71              $8.41                N/A
  Accumulation units outstanding
  at the end of period                                                     58,889              25,228               N/A

JNL/MCM Global 15 Division282

  Accumulation unit value:
    Beginning of period                                                     $9.14              $6.03                N/A
    End of period                                                          $11.48              $9.14                N/A
  Accumulation units outstanding
  at the end of period                                                     58,327              22,445               N/A

JNL/MCM 25 Division282

  Accumulation unit value:
    Beginning of period                                                     $9.76              $6.69                N/A
    End of period                                                          $11.67              $9.76                N/A
  Accumulation units outstanding
  at the end of period                                                     62,704              29,470               N/A

JNL/MCM Select Small-Cap Division282

  Accumulation unit value:
    Beginning of period                                                    $16.26              $10.49               N/A
    End of period                                                          $17.95              $16.26               N/A
  Accumulation units outstanding
  at the end of period                                                     27,389              16,498               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $5.34               N/A                 N/A
    End of period                                                           $5.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,729               N/A                 N/A

JNL/MCM Healthcare Sector Division514

  Accumulation unit value:
    Beginning of period                                                    $10.92               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,742               N/A                 N/A

JNL/MCM Financial Sector Division533

  Accumulation unit value:
    Beginning of period                                                    $11.14               N/A                 N/A
    End of period                                                          $11.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,035               N/A                 N/A

JNL/MCM Oil & Gas Sector Division533

  Accumulation unit value:
    Beginning of period                                                    $13.75               N/A                 N/A
    End of period                                                          $16.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,424               N/A                 N/A

JNL/MCM Consumer Brands Sector Division582

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       691                N/A                 N/A

JNL/MCM Communications Sector Division529

  Accumulation unit value:
    Beginning of period                                                     $4.27               N/A                 N/A
    End of period                                                           $4.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,413               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division511

  Accumulation unit value:
    Beginning of period                                                     $6.65               N/A                 N/A
    End of period                                                           $7.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       662                N/A                 N/A

JNL/FMR Balanced Division366

  Accumulation unit value:
    Beginning of period                                                     $9.27              $8.77                N/A
    End of period                                                           $9.95              $9.27                N/A
  Accumulation units outstanding
  at the end of period                                                      3,867              2,226                N/A

JNL/T. Rowe Price Value Division322

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.09                N/A
    End of period                                                          $12.90              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                     19,339              5,839                N/A

JNL/MCM S&P 500 Index Division390

  Accumulation unit value:
    Beginning of period                                                     $9.59              $8.57                N/A
    End of period                                                          $10.35              $9.59                N/A
  Accumulation units outstanding
  at the end of period                                                     40,901              9,374                N/A

JNL/MCM S&P 400 MidCap Index Division390

  Accumulation unit value:
    Beginning of period                                                    $11.15              $9.64                N/A
    End of period                                                          $12.67              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                     20,399              7,469                N/A

JNL/MCM Small Cap Index Division390

  Accumulation unit value:
    Beginning of period                                                    $11.27              $9.59                N/A
    End of period                                                          $12.98              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                     18,643              5,019                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division390

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.55                N/A
    End of period                                                          $13.39              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                     15,932              3,229                N/A

JNL/MCM Bond Index Division390

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.48               N/A
    End of period                                                          $10.94              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                     19,992              2,306                N/A

JNL/Oppenheimer Global Growth Division322

  Accumulation unit value:
    Beginning of period                                                     $9.61              $7.07                N/A
    End of period                                                          $11.12              $9.61                N/A
  Accumulation units outstanding
  at the end of period                                                      7,538               830                 N/A

JNL/Oppenheimer Growth Division428

  Accumulation unit value:
    Beginning of period                                                     $7.87              $7.80                N/A
    End of period                                                           $8.05              $7.87                N/A
  Accumulation units outstanding
  at the end of period                                                       748                939                 N/A

JNL/AIM Large Cap Growth Division428

  Accumulation unit value:
    Beginning of period                                                    $10.20              $9.67                N/A
    End of period                                                          $11.00              $10.20               N/A
  Accumulation units outstanding
  at the end of period                                                      1,997              2,004                N/A

JNL/AIM Small Cap Growth Division468

  Accumulation unit value:
    Beginning of period                                                    $11.19              $11.02               N/A
    End of period                                                          $11.73              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 113                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division707

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division461

  Accumulation unit value:
    Beginning of period                                                    $14.44              $13.53               N/A
    End of period                                                          $16.25              $14.44               N/A
  Accumulation units outstanding
  at the end of period                                                      2,349               789                 N/A

JNL/MCM Nasdaq 15 Division707

  Accumulation unit value:
    Beginning of period                                                    $10.63               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,357               N/A                 N/A

JNL/MCM Value Line 25 Division707

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,340               N/A                 N/A

JNL/MCM VIP Division722

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       78                 N/A                 N/A

JNL/MCM JNL 5 Division700

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,238               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division289

  Accumulation unit value:
    Beginning of period                                                    $11.32              $9.67                N/A
    End of period                                                          $12.17              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                     15,979              1,071                N/A

JNL/S&P Managed Growth Division270

  Accumulation unit value:
    Beginning of period                                                    $11.41              $9.30                N/A
    End of period                                                          $12.47              $11.41               N/A
  Accumulation units outstanding
  at the end of period                                                     69,720              18,097               N/A

JNL/S&P Managed Aggressive Growth Division415

  Accumulation unit value:
    Beginning of period                                                    $11.08              $10.28               N/A
    End of period                                                          $12.24              $11.08               N/A
  Accumulation units outstanding
  at the end of period                                                     20,624              5,693                N/A

JNL/S&P Very Aggressive Growth Division I579

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I491

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I468

  Accumulation unit value:
    Beginning of period                                                    $10.21              $9.87                N/A
    End of period                                                          $10.39              $10.21               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 126                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division282

  Accumulation unit value:
    Beginning of period                                                    $10.18              $8.10                N/A
    End of period                                                          $10.33              $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 890                 N/A

JNL/S&P Core Index 75 Division637

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.945% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division652

  Accumulation unit value:
    Beginning of period                                                    $21.84               N/A                 N/A
    End of period                                                          $24.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       254                N/A                 N/A

JNL/FMR Capital Growth Division685

  Accumulation unit value:
    Beginning of period                                                    $17.38               N/A                 N/A
    End of period                                                          $19.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,847               N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division650

  Accumulation unit value:
    Beginning of period                                                    $14.82               N/A                 N/A
    End of period                                                          $16.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,109               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division683

  Accumulation unit value:
    Beginning of period                                                    $16.01               N/A                 N/A
    End of period                                                          $18.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       272                N/A                 N/A

JNL/Select Balanced Division448

  Accumulation unit value:
    Beginning of period                                                    $20.09              $19.23               N/A
    End of period                                                          $21.85              $20.09               N/A
  Accumulation units outstanding
  at the end of period                                                      4,896                -                  N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division628

  Accumulation unit value:
    Beginning of period                                                    $14.79               N/A                 N/A
    End of period                                                          $15.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division626

  Accumulation unit value:
    Beginning of period                                                    $11.65               N/A                 N/A
    End of period                                                          $11.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,130               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division646

  Accumulation unit value:
    Beginning of period                                                    $17.03               N/A                 N/A
    End of period                                                          $17.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,206               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division524

  Accumulation unit value:
    Beginning of period                                                    $14.70               N/A                 N/A
    End of period                                                          $14.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,993               N/A                 N/A

JNL/T. Rowe Price Established Growth Division448

  Accumulation unit value:
    Beginning of period                                                    $22.71              $21.40               N/A
    End of period                                                          $24.47              $22.71               N/A
  Accumulation units outstanding
  at the end of period                                                      2,917                -                  N/A

JNL/JPMorgan International Equity Division652

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $12.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,714               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division588

  Accumulation unit value:
    Beginning of period                                                    $28.35               N/A                 N/A
    End of period                                                          $31.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,574               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division556

  Accumulation unit value:
    Beginning of period                                                     $9.09               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,643               N/A                 N/A

JNL/PIMCO Total Return Bond Division448

  Accumulation unit value:
    Beginning of period                                                    $13.14              $13.00               N/A
    End of period                                                          $13.46              $13.14               N/A
  Accumulation units outstanding
  at the end of period                                                      7,007                -                  N/A

JNL/Lazard Small Cap Value Division650

  Accumulation unit value:
    Beginning of period                                                    $12.47               N/A                 N/A
    End of period                                                          $14.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,799               N/A                 N/A

JNL/Lazard Mid Cap Value Division628

  Accumulation unit value:
    Beginning of period                                                    $14.22               N/A                 N/A
    End of period                                                          $16.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,386               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.27               N/A                 N/A
    End of period                                                          $12.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,761               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division650

  Accumulation unit value:
    Beginning of period                                                     $7.35               N/A                 N/A
    End of period                                                           $8.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,931               N/A                 N/A

JNL/MCM The DowSM 10 Division418

  Accumulation unit value:
    Beginning of period                                                     $9.26              $8.00                N/A
    End of period                                                           $9.35              $9.26                N/A
  Accumulation units outstanding
  at the end of period                                                     50,805               265                 N/A

JNL/MCM The S&P(R) 10 Division418

  Accumulation unit value:
    Beginning of period                                                     $8.40              $7.36                N/A
    End of period                                                           $9.70              $8.40                N/A
  Accumulation units outstanding
  at the end of period                                                     25,260               289                 N/A

JNL/MCM Global 15 Division418

  Accumulation unit value:
    Beginning of period                                                     $9.13              $8.53                N/A
    End of period                                                          $11.47              $9.13                N/A
  Accumulation units outstanding
  at the end of period                                                     18,645               249                 N/A

JNL/MCM 25 Division418

  Accumulation unit value:
    Beginning of period                                                     $9.75              $8.21                N/A
    End of period                                                          $11.66              $9.75                N/A
  Accumulation units outstanding
  at the end of period                                                     41,848               259                 N/A

JNL/MCM Select Small-Cap Division418

  Accumulation unit value:
    Beginning of period                                                    $16.24              $14.26               N/A
    End of period                                                          $17.93              $16.24               N/A
  Accumulation units outstanding
  at the end of period                                                     11,141               149                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division672

  Accumulation unit value:
    Beginning of period                                                     $4.88               N/A                 N/A
    End of period                                                           $5.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,479               N/A                 N/A

JNL/MCM Healthcare Sector Division641

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,169               N/A                 N/A

JNL/MCM Financial Sector Division686

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,753               N/A                 N/A

JNL/MCM Oil & Gas Sector Division628

  Accumulation unit value:
    Beginning of period                                                    $14.97               N/A                 N/A
    End of period                                                          $16.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,497               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division524

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,496               N/A                 N/A

JNL/T. Rowe Price Value Division623

  Accumulation unit value:
    Beginning of period                                                    $11.54               N/A                 N/A
    End of period                                                          $12.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,282               N/A                 N/A

JNL/MCM S&P 500 Index Division418

  Accumulation unit value:
    Beginning of period                                                     $9.58              $8.66                N/A
    End of period                                                          $10.34              $9.58                N/A
  Accumulation units outstanding
  at the end of period                                                     22,972               245                 N/A

JNL/MCM S&P 400 MidCap Index Division418

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.00               N/A
    End of period                                                          $12.66              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                     12,508               212                 N/A

JNL/MCM Small Cap Index Division418

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.04               N/A
    End of period                                                          $12.97              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                      9,424               212                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division418

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.91                N/A
    End of period                                                          $13.38              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                      9,611               214                 N/A

JNL/MCM Bond Index Division418

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.73               N/A
    End of period                                                          $10.94              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                      7,595               198                 N/A

JNL/Oppenheimer Global Growth Division448

  Accumulation unit value:
    Beginning of period                                                     $9.61              $8.94                N/A
    End of period                                                          $11.11              $9.61                N/A
  Accumulation units outstanding
  at the end of period                                                      2,187                -                  N/A

JNL/Oppenheimer Growth Division650

  Accumulation unit value:
    Beginning of period                                                     $7.38               N/A                 N/A
    End of period                                                           $8.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,367               N/A                 N/A

JNL/AIM Large Cap Growth Division556

  Accumulation unit value:
    Beginning of period                                                    $10.58               N/A                 N/A
    End of period                                                          $10.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,082               N/A                 N/A

JNL/AIM Small Cap Growth Division588

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       455                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division524

  Accumulation unit value:
    Beginning of period                                                     $9.48               N/A                 N/A
    End of period                                                           $9.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division678

  Accumulation unit value:
    Beginning of period                                                    $15.16               N/A                 N/A
    End of period                                                          $16.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,771               N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division721

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       52                 N/A                 N/A

JNL/MCM VIP Division681

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,261               N/A                 N/A

JNL/MCM JNL 5 Division681

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,222               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division424

  Accumulation unit value:
    Beginning of period                                                    $11.31              $10.74               N/A
    End of period                                                          $12.15              $11.31               N/A
  Accumulation units outstanding
  at the end of period                                                     25,167              14,776               N/A

JNL/S&P Managed Growth Division445

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.89               N/A
    End of period                                                          $12.45              $11.39               N/A
  Accumulation units outstanding
  at the end of period                                                     18,215              3,602                N/A

JNL/S&P Managed Aggressive Growth Division614

  Accumulation unit value:
    Beginning of period                                                    $11.07               N/A                 N/A
    End of period                                                          $12.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     44,599               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I556

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division651

  Accumulation unit value:
    Beginning of period                                                     $9.64               N/A                 N/A
    End of period                                                          $10.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division706

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,089               N/A                 N/A

JNL/S&P Managed Moderate Division719

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,775               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.95% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD 5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMPOUNDING DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL
  AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT 20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT
4% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 5% ROLL-UP DEATH BENEFIT AND
  NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division153

  Accumulation unit value:
    Beginning of period                                                    $22.65              $17.04             $17.26
    End of period                                                          $24.80              $22.65             $17.04
  Accumulation units outstanding
  at the end of period                                                     17,320              2,264                 -

JNL/FMR Capital Growth Division453

  Accumulation unit value:
    Beginning of period                                                    $17.22              $16.82               N/A
    End of period                                                          $19.92              $17.22               N/A
  Accumulation units outstanding
  at the end of period                                                      2,006               345                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division724

  Accumulation unit value:
    Beginning of period                                                    $21.71               N/A                 N/A
    End of period                                                          $22.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       537                N/A                 N/A

JNL/Alger Growth Division297

  Accumulation unit value:
    Beginning of period                                                    $16.11              $12.25               N/A
    End of period                                                          $16.59              $16.11               N/A
  Accumulation units outstanding
  at the end of period                                                      7,887              17,332               N/A

JNL/Eagle Core Equity Division273

  Accumulation unit value:
    Beginning of period                                                    $15.75              $12.47               N/A
    End of period                                                          $16.42              $15.75               N/A
  Accumulation units outstanding
  at the end of period                                                     16,328              7,408                N/A

JNL/Eagle SmallCap Equity Division218

  Accumulation unit value:
    Beginning of period                                                    $16.05              $11.69             $11.20
    End of period                                                          $18.70              $16.05             $11.69
  Accumulation units outstanding
  at the end of period                                                     14,259              3,864                 -

JNL/Select Balanced Division273

  Accumulation unit value:
    Beginning of period                                                    $20.09              $16.38               N/A
    End of period                                                          $21.84              $20.09               N/A
  Accumulation units outstanding
  at the end of period                                                     26,463              13,316               N/A

JNL/Putnam Equity Division548

  Accumulation unit value:
    Beginning of period                                                    $17.54               N/A                 N/A
    End of period                                                          $19.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       842                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division218

  Accumulation unit value:
    Beginning of period                                                    $14.78              $12.70             $12.22
    End of period                                                          $15.22              $14.78             $12.70
  Accumulation units outstanding
  at the end of period                                                        -                16,345                -

JNL/Select Money Market Division332

  Accumulation unit value:
    Beginning of period                                                    $11.74              $11.85               N/A
    End of period                                                          $11.60              $11.74               N/A
  Accumulation units outstanding
  at the end of period                                                     14,636              23,324               N/A

JNL/Putnam Value Equity Division273

  Accumulation unit value:
    Beginning of period                                                    $17.47              $13.63               N/A
    End of period                                                          $18.80              $17.47               N/A
  Accumulation units outstanding
  at the end of period                                                      5,300              2,074                N/A

JNL/Salomon Brothers Strategic Bond Division218

  Accumulation unit value:
    Beginning of period                                                    $16.85              $15.13             $14.57
    End of period                                                          $17.67              $16.85             $15.13
  Accumulation units outstanding
  at the end of period                                                     31,648              10,209                -

JNL/Salomon Brothers U.S. Government & Quality Bond Division273

  Accumulation unit value:
    Beginning of period                                                    $14.51              $14.66               N/A
    End of period                                                          $14.78              $14.51               N/A
  Accumulation units outstanding
  at the end of period                                                     27,677              7,905                N/A

JNL/T. Rowe Price Established Growth Division273

  Accumulation unit value:
    Beginning of period                                                    $22.70              $17.21               N/A
    End of period                                                          $24.46              $22.70               N/A
  Accumulation units outstanding
  at the end of period                                                     39,044              16,039               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division346

  Accumulation unit value:
    Beginning of period                                                    $11.21              $9.66                N/A
    End of period                                                          $12.79              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                      6,827              13,238               N/A

JNL/T. Rowe Price Mid-Cap Growth Division153

  Accumulation unit value:
    Beginning of period                                                    $27.42              $20.17             $20.85
    End of period                                                          $31.73              $27.42             $20.17
  Accumulation units outstanding
  at the end of period                                                     28,688              9,173                 -

JNL/Alliance Capital Growth Division297

  Accumulation unit value:
    Beginning of period                                                     $9.17              $7.52                N/A
    End of period                                                           $9.56              $9.17                N/A
  Accumulation units outstanding
  at the end of period                                                     13,519              38,407               N/A

JNL/JPMorgan International Value Division411

  Accumulation unit value:
    Beginning of period                                                     $8.39              $7.33                N/A
    End of period                                                          $10.08              $8.39                N/A
  Accumulation units outstanding
  at the end of period                                                     61,881              18,045               N/A

JNL/PIMCO Total Return Bond Division153

  Accumulation unit value:
    Beginning of period                                                    $13.14              $12.78             $12.26
    End of period                                                          $13.45              $13.14             $12.78
  Accumulation units outstanding
  at the end of period                                                     112,184             28,962                -

JNL/Lazard Small Cap Value Division153

  Accumulation unit value:
    Beginning of period                                                    $12.45              $9.15               $9.55
    End of period                                                          $14.09              $12.45              $9.15
  Accumulation units outstanding
  at the end of period                                                     41,982              21,995                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division153

  Accumulation unit value:
    Beginning of period                                                    $13.57              $10.74             $10.96
    End of period                                                          $16.60              $13.57             $10.74
  Accumulation units outstanding
  at the end of period                                                     31,445              7,158                 -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.26               N/A                 N/A
    End of period                                                          $12.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,641               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division368

  Accumulation unit value:
    Beginning of period                                                     $7.40              $6.66                N/A
    End of period                                                           $8.07              $7.40                N/A
  Accumulation units outstanding
  at the end of period                                                     154,568             40,569               N/A

JNL/MCM The DowSM 10 Division300

  Accumulation unit value:
    Beginning of period                                                     $9.26              $6.82                N/A
    End of period                                                           $9.34              $9.26                N/A
  Accumulation units outstanding
  at the end of period                                                     400,721            131,275               N/A

JNL/MCM The S&P(R) 10 Division300

  Accumulation unit value:
    Beginning of period                                                     $8.40              $7.15                N/A
    End of period                                                           $9.69              $8.40                N/A
  Accumulation units outstanding
  at the end of period                                                     291,617             94,115               N/A

JNL/MCM Global 15 Division300

  Accumulation unit value:
    Beginning of period                                                     $9.13              $6.14                N/A
    End of period                                                          $11.46              $9.13                N/A
  Accumulation units outstanding
  at the end of period                                                     227,316             61,879               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division300

  Accumulation unit value:
    Beginning of period                                                     $9.75              $6.95                N/A
    End of period                                                          $11.65              $9.75                N/A
  Accumulation units outstanding
  at the end of period                                                     255,800             84,346               N/A

JNL/MCM Select Small-Cap Division300

  Accumulation unit value:
    Beginning of period                                                    $16.23              $11.29               N/A
    End of period                                                          $17.92              $16.23               N/A
  Accumulation units outstanding
  at the end of period                                                     143,055             52,097               N/A

JNL/MCM Technology Sector Division544

  Accumulation unit value:
    Beginning of period                                                     $5.44               N/A                 N/A
    End of period                                                           $5.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,854               N/A                 N/A

JNL/MCM Healthcare Sector Division495

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,886               N/A                 N/A

JNL/MCM Financial Sector Division495

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,412               N/A                 N/A

JNL/MCM Oil & Gas Sector Division495

  Accumulation unit value:
    Beginning of period                                                    $13.07               N/A                 N/A
    End of period                                                          $16.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,816               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division609

  Accumulation unit value:
    Beginning of period                                                     $9.69               N/A                 N/A
    End of period                                                          $10.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       55                 N/A                 N/A

JNL/MCM Communications Sector Division609

  Accumulation unit value:
    Beginning of period                                                     $3.96               N/A                 N/A
    End of period                                                           $4.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,270               N/A                 N/A

JNL/Putnam Midcap Growth Division389

  Accumulation unit value:
    Beginning of period                                                     $6.35              $5.63                N/A
    End of period                                                           $7.39              $6.35                N/A
  Accumulation units outstanding
  at the end of period                                                      8,025              2,459                N/A

JNL/FMR Balanced Division273

  Accumulation unit value:
    Beginning of period                                                     $9.26              $8.14                N/A
    End of period                                                           $9.94              $9.26                N/A
  Accumulation units outstanding
  at the end of period                                                     35,671              21,242               N/A

JNL/T. Rowe Price Value Division153

  Accumulation unit value:
    Beginning of period                                                    $11.40              $8.95               $9.19
    End of period                                                          $12.88              $11.40              $8.95
  Accumulation units outstanding
  at the end of period                                                     133,471             50,846                -

JNL/MCM S&P 500 Index Division218

  Accumulation unit value:
    Beginning of period                                                     $9.58              $7.65               $7.86
    End of period                                                          $10.34              $9.58               $7.65
  Accumulation units outstanding
  at the end of period                                                     289,413             94,353                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division312

  Accumulation unit value:
    Beginning of period                                                    $11.15              $8.29                N/A
    End of period                                                          $12.66              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                     169,832             50,154               N/A

JNL/MCM Small Cap Index Division312

  Accumulation unit value:
    Beginning of period                                                    $11.26              $7.89                N/A
    End of period                                                          $12.97              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                     87,894              26,949               N/A

JNL/MCM International Index Division320

  Accumulation unit value:
    Beginning of period                                                    $11.42              $8.54                N/A
    End of period                                                          $13.38              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                     90,544              21,286               N/A

JNL/MCM Bond Index Division312

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.69               N/A
    End of period                                                          $10.93              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                     172,436             67,745               N/A

JNL/Oppenheimer Global Growth Division346

  Accumulation unit value:
    Beginning of period                                                     $9.61              $7.80                N/A
    End of period                                                          $11.11              $9.61                N/A
  Accumulation units outstanding
  at the end of period                                                     74,783              20,933               N/A

JNL/Oppenheimer Growth Division411

  Accumulation unit value:
    Beginning of period                                                     $7.87              $7.81                N/A
    End of period                                                           $8.04              $7.87                N/A
  Accumulation units outstanding
  at the end of period                                                     14,308              5,376                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division153

  Accumulation unit value:
    Beginning of period                                                    $10.19              $7.99               $8.39
    End of period                                                          $10.99              $10.19              $7.99
  Accumulation units outstanding
  at the end of period                                                     27,566              10,724                -

JNL/AIM Small Cap Growth Division346

  Accumulation unit value:
    Beginning of period                                                    $11.19              $9.49                N/A
    End of period                                                          $11.72              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     38,850              19,461               N/A

JNL/AIM Premier Equity II Division297

  Accumulation unit value:
    Beginning of period                                                     $9.32              $7.53                N/A
    End of period                                                           $9.10              $9.32                N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,460                N/A

JNL/Select Value Division413

  Accumulation unit value:
    Beginning of period                                                    $14.43              $13.10               N/A
    End of period                                                          $16.24              $14.43               N/A
  Accumulation units outstanding
  at the end of period                                                     28,459              9,439                N/A

JNL/MCM Nasdaq 15 Division709

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,822               N/A                 N/A

JNL/MCM Value Line 25 Division689

  Accumulation unit value:
    Beginning of period                                                     $9.56               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,685               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division710

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,576               N/A                 N/A

JNL/MCM JNL 5 Division697

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     164,606              N/A                 N/A

JNL/S&P Managed Moderate Growth Division276

  Accumulation unit value:
    Beginning of period                                                    $11.30              $9.49                N/A
    End of period                                                          $12.15              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                     294,370            157,271               N/A

JNL/S&P Managed Growth Division387

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.30               N/A
    End of period                                                          $12.44              $11.39               N/A
  Accumulation units outstanding
  at the end of period                                                     718,229            175,682               N/A

JNL/S&P Managed Aggressive Growth Division344

  Accumulation unit value:
    Beginning of period                                                    $11.06              $9.77                N/A
    End of period                                                          $12.22              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                     86,407              13,646               N/A

JNL/S&P Very Aggressive Growth Division I102

  Accumulation unit value:
    Beginning of period                                                    $10.67              $8.33              $10.62
    End of period                                                          $10.88              $10.67              $8.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I377

  Accumulation unit value:
    Beginning of period                                                     $9.97              $8.93                N/A
    End of period                                                          $10.12              $9.97                N/A
  Accumulation units outstanding
  at the end of period                                                        -                11,475               N/A

JNL/S&P Equity Aggressive Growth Division I410

  Accumulation unit value:
    Beginning of period                                                    $10.19              $9.33                N/A
    End of period                                                          $10.37              $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,394                N/A

JNL/S&P Core Index 50 Division484

  Accumulation unit value:
    Beginning of period                                                     $9.88              $9.86                N/A
    End of period                                                          $10.04              $9.88                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,701                N/A

JNL/S&P Core Index 100 Division297

  Accumulation unit value:
    Beginning of period                                                    $10.18              $8.34                N/A
    End of period                                                          $10.33              $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                13,916               N/A

JNL/S&P Core Index 75 Division521

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,214               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division724

  Accumulation unit value:
    Beginning of period                                                    $10.38               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       192                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.955% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division682

  Accumulation unit value:
    Beginning of period                                                    $20.63               N/A                 N/A
    End of period                                                          $21.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       362                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division682

  Accumulation unit value:
    Beginning of period                                                    $17.31               N/A                 N/A
    End of period                                                          $17.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,294               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division682

  Accumulation unit value:
    Beginning of period                                                    $14.72               N/A                 N/A
    End of period                                                          $14.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,015               N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division626

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $12.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,451               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division626

  Accumulation unit value:
    Beginning of period                                                    $26.75               N/A                 N/A
    End of period                                                          $31.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       582                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division682

  Accumulation unit value:
    Beginning of period                                                    $13.42               N/A                 N/A
    End of period                                                          $13.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,113               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division682

  Accumulation unit value:
    Beginning of period                                                    $12.34               N/A                 N/A
    End of period                                                          $12.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,210               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division637

  Accumulation unit value:
    Beginning of period                                                     $7.16               N/A                 N/A
    End of period                                                           $8.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       345                N/A                 N/A

JNL/MCM The DowSM 10 Division626

  Accumulation unit value:
    Beginning of period                                                     $8.57               N/A                 N/A
    End of period                                                           $9.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,803               N/A                 N/A

JNL/MCM The S&P(R) 10 Division682

  Accumulation unit value:
    Beginning of period                                                     $8.68               N/A                 N/A
    End of period                                                           $9.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,686               N/A                 N/A

JNL/MCM Global 15 Division682

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $11.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,440               N/A                 N/A

JNL/MCM 25 Division682

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $11.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,263               N/A                 N/A

JNL/MCM Select Small-Cap Division626

  Accumulation unit value:
    Beginning of period                                                    $14.48               N/A                 N/A
    End of period                                                          $17.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,311               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division626

  Accumulation unit value:
    Beginning of period                                                    $11.40               N/A                 N/A
    End of period                                                          $12.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,365               N/A                 N/A

JNL/MCM S&P 500 Index Division626

  Accumulation unit value:
    Beginning of period                                                     $9.28               N/A                 N/A
    End of period                                                          $10.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,575               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division631

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $12.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,059               N/A                 N/A

JNL/MCM Small Cap Index Division631

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                          $12.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       996                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division631

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A                 N/A
    End of period                                                          $13.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       948                N/A                 N/A

JNL/MCM Bond Index Division682

  Accumulation unit value:
    Beginning of period                                                    $10.95               N/A                 N/A
    End of period                                                          $10.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       682                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.24               N/A                 N/A
    End of period                                                          $12.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       211                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division637

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.96% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINED DEATH BENEFIT AND PREMIUM CREDIT 4%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $22.60              $17.01             $21.57
    End of period                                                          $24.74              $22.60             $17.01
  Accumulation units outstanding
  at the end of period                                                     69,043              34,029              7,823

JNL/FMR Capital Growth Division117

  Accumulation unit value:
    Beginning of period                                                    $17.20              $12.93             $16.50
    End of period                                                          $19.91              $17.20             $12.93
  Accumulation units outstanding
  at the end of period                                                     26,174              21,273              7,569

JNL/Select Global Growth Division719

  Accumulation unit value:
    Beginning of period                                                    $21.93               N/A                 N/A
    End of period                                                          $21.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,632               N/A                 N/A

JNL/Alger Growth Division111

  Accumulation unit value:
    Beginning of period                                                    $16.03              $12.13             $16.57
    End of period                                                          $16.57              $16.03             $12.13
  Accumulation units outstanding
  at the end of period                                                     91,202             103,888             46,048






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division111

  Accumulation unit value:
    Beginning of period                                                    $15.74              $12.89             $16.04
    End of period                                                          $16.41              $15.74             $12.89
  Accumulation units outstanding
  at the end of period                                                     80,560              65,672             29,226

JNL/Eagle SmallCap Equity Division111

  Accumulation unit value:
    Beginning of period                                                    $16.04              $11.69             $16.15
    End of period                                                          $18.68              $16.04             $11.69
  Accumulation units outstanding
  at the end of period                                                     35,160              63,447             15,846

JNL/Select Balanced Division110

  Accumulation unit value:
    Beginning of period                                                    $20.07              $16.83             $18.02
    End of period                                                          $21.82              $20.07             $16.83
  Accumulation units outstanding
  at the end of period                                                     134,124            102,882             34,008

JNL/Putnam Equity Division114

  Accumulation unit value:
    Beginning of period                                                    $17.26              $13.84             $16.75
    End of period                                                          $19.13              $17.26             $13.84
  Accumulation units outstanding
  at the end of period                                                     10,888              12,169              4,337

JNL/PPM America High Yield Bond Division107

  Accumulation unit value:
    Beginning of period                                                    $14.77              $12.69             $12.84
    End of period                                                          $15.21              $14.77             $12.69
  Accumulation units outstanding
  at the end of period                                                        -               231,268             67,853

JNL/Select Money Market Division116

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.91             $11.98
    End of period                                                          $11.59              $11.73             $11.91
  Accumulation units outstanding
  at the end of period                                                     124,878             79,246             104,785






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division107

  Accumulation unit value:
    Beginning of period                                                    $17.45              $14.29             $17.54
    End of period                                                          $18.79              $17.45             $14.29
  Accumulation units outstanding
  at the end of period                                                     46,507              38,737             24,452

JNL/Salomon Brothers Strategic Bond Division114

  Accumulation unit value:
    Beginning of period                                                    $16.84              $15.12             $14.55
    End of period                                                          $17.65              $16.84             $15.12
  Accumulation units outstanding
  at the end of period                                                     73,406              62,880              9,686

JNL/Salomon Brothers U.S. Government & Quality Bond Division114

  Accumulation unit value:
    Beginning of period                                                    $14.50              $14.61             $13.52
    End of period                                                          $14.76              $14.50             $14.61
  Accumulation units outstanding
  at the end of period                                                     120,766            136,335             54,697

JNL/T. Rowe Price Established Growth Division110

  Accumulation unit value:
    Beginning of period                                                    $22.68              $17.71             $21.13
    End of period                                                          $24.43              $22.68             $17.71
  Accumulation units outstanding
  at the end of period                                                     104,596             70,605             27,437

JNL/JPMorgan International Equity Division113

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.88              $11.27
    End of period                                                          $12.77              $11.20              $8.88
  Accumulation units outstanding
  at the end of period                                                     61,743             130,042             58,569

JNL/T. Rowe Price Mid-Cap Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $27.40              $20.16             $25.65
    End of period                                                          $31.72              $27.40             $20.16
  Accumulation units outstanding
  at the end of period                                                     130,167            108,881             37,470






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.17              $7.52               $9.90
    End of period                                                           $9.56              $9.17               $7.52
  Accumulation units outstanding
  at the end of period                                                     33,075             114,670             18,349

JNL/JPMorgan International Value Division245

  Accumulation unit value:
    Beginning of period                                                     $8.38              $6.13               $6.08
    End of period                                                          $10.07              $8.38               $6.13
  Accumulation units outstanding
  at the end of period                                                     198,111             32,836              2,737

JNL/PIMCO Total Return Bond Division110

  Accumulation unit value:
    Beginning of period                                                    $13.13              $12.77             $12.21
    End of period                                                          $13.44              $13.13             $12.77
  Accumulation units outstanding
  at the end of period                                                     353,176            310,331             196,657

JNL/Lazard Small Cap Value Division113

  Accumulation unit value:
    Beginning of period                                                    $12.45              $9.14              $11.73
    End of period                                                          $14.08              $12.45              $9.14
  Accumulation units outstanding
  at the end of period                                                     179,997            112,324             42,406

JNL/Lazard Mid Cap Value Division111

  Accumulation unit value:
    Beginning of period                                                    $13.57              $10.74             $13.08
    End of period                                                          $16.60              $13.57             $10.74
  Accumulation units outstanding
  at the end of period                                                     168,123            102,925             39,620

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.25               N/A                 N/A
    End of period                                                          $12.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     754,595              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division118

  Accumulation unit value:
    Beginning of period                                                     $7.39              $5.84               $7.46
    End of period                                                           $8.07              $7.39               $5.84
  Accumulation units outstanding
  at the end of period                                                     80,240              84,242              9,986

JNL/MCM The DowSM 10 Division110

  Accumulation unit value:
    Beginning of period                                                     $9.26              $7.51               $8.89
    End of period                                                           $9.34              $9.26               $7.51
  Accumulation units outstanding
  at the end of period                                                     878,584            609,023             160,380

JNL/MCM The S&P(R) 10 Division118

  Accumulation unit value:
    Beginning of period                                                     $8.40              $7.20               $9.82
    End of period                                                           $9.69              $8.40               $7.20
  Accumulation units outstanding
  at the end of period                                                     718,455            456,102             124,970

JNL/MCM Global 15 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.12              $6.99               $8.91
    End of period                                                          $11.46              $9.12               $6.99
  Accumulation units outstanding
  at the end of period                                                     700,411            437,710             123,531

JNL/MCM 25 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.74              $7.48               $9.64
    End of period                                                          $11.65              $9.74               $7.48
  Accumulation units outstanding
  at the end of period                                                     729,545            428,600             119,222

JNL/MCM Select Small-Cap Division118

  Accumulation unit value:
    Beginning of period                                                    $16.23              $11.18             $15.23
    End of period                                                          $17.91              $16.23             $11.18
  Accumulation units outstanding
  at the end of period                                                     428,370            281,329             82,650






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division493

  Accumulation unit value:
    Beginning of period                                                     $6.01               N/A                 N/A
    End of period                                                           $5.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,606               N/A                 N/A

JNL/MCM Healthcare Sector Division490

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,663               N/A                 N/A

JNL/MCM Financial Sector Division497

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,804               N/A                 N/A

JNL/MCM Oil & Gas Sector Division499

  Accumulation unit value:
    Beginning of period                                                    $13.37               N/A                 N/A
    End of period                                                          $16.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,200               N/A                 N/A

JNL/MCM Consumer Brands Sector Division512

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $10.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,004               N/A                 N/A

JNL/MCM Communications Sector Division522

  Accumulation unit value:
    Beginning of period                                                     $4.13               N/A                 N/A
    End of period                                                           $4.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,822               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $6.35              $4.85               $6.56
    End of period                                                           $7.38              $6.35               $4.85
  Accumulation units outstanding
  at the end of period                                                     69,091              56,519             35,705

JNL/FMR Balanced Division110

  Accumulation unit value:
    Beginning of period                                                     $9.26              $8.30               $8.91
    End of period                                                           $9.93              $9.26               $8.30
  Accumulation units outstanding
  at the end of period                                                     168,721            148,712             39,159

JNL/T. Rowe Price Value Division107

  Accumulation unit value:
    Beginning of period                                                    $11.40              $8.95              $11.16
    End of period                                                          $12.88              $11.40              $8.95
  Accumulation units outstanding
  at the end of period                                                     421,158            276,707             131,107

JNL/MCM S&P 500 Index Division117

  Accumulation unit value:
    Beginning of period                                                     $9.58              $7.64               $9.59
    End of period                                                          $10.34              $9.58               $7.64
  Accumulation units outstanding
  at the end of period                                                     422,918            303,614             102,302

JNL/MCM S&P 400 MidCap Index Division117

  Accumulation unit value:
    Beginning of period                                                    $11.14              $8.45              $10.75
    End of period                                                          $12.65              $11.14              $8.45
  Accumulation units outstanding
  at the end of period                                                     244,873            170,200             60,563

JNL/MCM Small Cap Index Division117

  Accumulation unit value:
    Beginning of period                                                    $11.26              $7.87              $10.49
    End of period                                                          $12.97              $11.26              $7.87
  Accumulation units outstanding
  at the end of period                                                     225,285            146,573             55,753






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.42              $8.48              $10.68
    End of period                                                          $13.38              $11.42              $8.48
  Accumulation units outstanding
  at the end of period                                                     186,916            117,408             42,201

JNL/MCM Bond Index Division118

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.65              $9.95
    End of period                                                          $10.93              $10.76             $10.65
  Accumulation units outstanding
  at the end of period                                                     136,472             98,766             35,329

JNL/Oppenheimer Global Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.60              $6.97               $9.14
    End of period                                                          $11.11              $9.60               $6.97
  Accumulation units outstanding
  at the end of period                                                     235,600            187,082             32,807

JNL/Oppenheimer Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $7.87              $6.81               $8.67
    End of period                                                           $8.04              $7.87               $6.81
  Accumulation units outstanding
  at the end of period                                                     68,727              48,695             11,427

JNL/AIM Large Cap Growth Division113

  Accumulation unit value:
    Beginning of period                                                    $10.19              $7.99               $9.65
    End of period                                                          $10.99              $10.19              $7.99
  Accumulation units outstanding
  at the end of period                                                     112,087             91,339             27,611

JNL/AIM Small Cap Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $11.18              $8.24              $10.94
    End of period                                                          $11.72              $11.18              $8.24
  Accumulation units outstanding
  at the end of period                                                     78,193             141,076             41,184






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division117

  Accumulation unit value:
    Beginning of period                                                     $9.32              $7.75              $10.25
    End of period                                                           $9.10              $9.32               $7.75
  Accumulation units outstanding
  at the end of period                                                        -                26,608              5,186

JNL/Select Value Division237

  Accumulation unit value:
    Beginning of period                                                    $14.43              $10.92             $11.23
    End of period                                                          $16.24              $14.43             $10.92
  Accumulation units outstanding
  at the end of period                                                     38,183              30,719              1,381

JNL/MCM Nasdaq 15 Division702

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,092               N/A                 N/A

JNL/MCM Value Line 25 Division694

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     37,176               N/A                 N/A

JNL/MCM VIP Division694

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,407               N/A                 N/A

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.70               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     92,547               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division117

  Accumulation unit value:
    Beginning of period                                                    $11.30              $9.79              $10.79
    End of period                                                          $12.14              $11.30              $9.79
  Accumulation units outstanding
  at the end of period                                                     557,655            503,663             362,628

JNL/S&P Managed Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $11.38              $9.53              $10.96
    End of period                                                          $12.43              $11.38              $9.53
  Accumulation units outstanding
  at the end of period                                                    1,547,986          1,231,981            495,678

JNL/S&P Managed Aggressive Growth Division115

  Accumulation unit value:
    Beginning of period                                                    $11.06              $8.89              $10.90
    End of period                                                          $12.21              $11.06              $8.89
  Accumulation units outstanding
  at the end of period                                                     760,158            244,257             172,156

JNL/S&P Very Aggressive Growth Division I118

  Accumulation unit value:
    Beginning of period                                                    $10.67              $8.33              $10.70
    End of period                                                          $10.87              $10.67              $8.33
  Accumulation units outstanding
  at the end of period                                                        -                34,610             26,949

JNL/S&P Equity Growth Division I118

  Accumulation unit value:
    Beginning of period                                                     $9.96              $7.84              $10.09
    End of period                                                          $10.11              $9.96               $7.84
  Accumulation units outstanding
  at the end of period                                                        -               222,571             66,163

JNL/S&P Equity Aggressive Growth Division I118

  Accumulation unit value:
    Beginning of period                                                    $10.19              $7.99              $10.26
    End of period                                                          $10.37              $10.19              $7.99
  Accumulation units outstanding
  at the end of period                                                        -                43,332             14,127






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.88              $7.69               $9.88
    End of period                                                          $10.04              $9.88               $7.69
  Accumulation units outstanding
  at the end of period                                                        -                22,742             10,348

JNL/S&P Core Index 100 Division115

  Accumulation unit value:
    Beginning of period                                                    $10.18              $8.50               $9.80
    End of period                                                          $10.33              $10.18              $8.50
  Accumulation units outstanding
  at the end of period                                                        -                94,228             75,715

JNL/S&P Core Index 75 Division118

  Accumulation unit value:
    Beginning of period                                                    $10.04              $8.10               $9.84
    End of period                                                          $10.21              $10.04              $8.10
  Accumulation units outstanding
  at the end of period                                                        -                69,825             109,576

JNL/S&P Managed Conservative Division682

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,961               N/A                 N/A

JNL/S&P Managed Moderate Division678

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       156                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.97% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 3%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 3%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 3%
EARNINGSMAX AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division48

  Accumulation unit value:
    Beginning of period                                                    $22.58              $17.00             $22.65
    End of period                                                          $24.72              $22.58             $17.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division48

  Accumulation unit value:
    Beginning of period                                                    $16.08              $12.12             $17.01
    End of period                                                          $16.56              $16.08             $12.12
  Accumulation units outstanding
  at the end of period                                                       455                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division67

  Accumulation unit value:
    Beginning of period                                                    $15.73              $12.88             $16.76
    End of period                                                          $16.39              $15.73             $12.88
  Accumulation units outstanding
  at the end of period                                                       274                258                  -

JNL/Eagle SmallCap Equity Division68

  Accumulation unit value:
    Beginning of period                                                    $16.03              $11.68             $15.90
    End of period                                                          $18.67              $16.03             $11.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Balanced Division48

  Accumulation unit value:
    Beginning of period                                                    $20.05              $16.82             $17.46
    End of period                                                          $21.80              $20.05             $16.82
  Accumulation units outstanding
  at the end of period                                                      1,224               203                  -

JNL/Putnam Equity Division99

  Accumulation unit value:
    Beginning of period                                                    $17.25              $13.82             $17.37
    End of period                                                          $19.11              $17.25             $13.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division41

  Accumulation unit value:
    Beginning of period                                                    $14.76              $12.68             $12.72
    End of period                                                          $15.19              $14.76             $12.68
  Accumulation units outstanding
  at the end of period                                                        -                 271                  -

JNL/Select Money Market Division54

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.91             $11.98
    End of period                                                          $11.59              $11.73             $11.91
  Accumulation units outstanding
  at the end of period                                                      4,414                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division68

  Accumulation unit value:
    Beginning of period                                                    $17.44              $14.28             $18.53
    End of period                                                          $18.77              $17.44             $14.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers Strategic Bond Division41

  Accumulation unit value:
    Beginning of period                                                    $16.82              $15.11             $14.36
    End of period                                                          $17.63              $16.82             $15.11
  Accumulation units outstanding
  at the end of period                                                       238                233                  -

JNL/Salomon Brothers U.S. Government & Quality Bond Division67

  Accumulation unit value:
    Beginning of period                                                    $14.49              $14.60             $13.49
    End of period                                                          $14.75              $14.49             $14.60
  Accumulation units outstanding
  at the end of period                                                       278                265                  -

JNL/T. Rowe Price Established Growth Division48

  Accumulation unit value:
    Beginning of period                                                    $22.66              $17.70             $21.82
    End of period                                                          $24.41              $22.66             $17.70
  Accumulation units outstanding
  at the end of period                                                       184                181                  -

JNL/JPMorgan International Equity Division79

  Accumulation unit value:
    Beginning of period                                                    $11.19              $8.88              $11.45
    End of period                                                          $12.76              $11.19              $8.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Mid-Cap Growth Division48

  Accumulation unit value:
    Beginning of period                                                    $27.38              $20.15             $24.58
    End of period                                                          $31.69              $27.38             $20.15
  Accumulation units outstanding
  at the end of period                                                       431                148                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division41

  Accumulation unit value:
    Beginning of period                                                     $9.16              $7.52              $10.66
    End of period                                                           $9.55              $9.16               $7.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division43

  Accumulation unit value:
    Beginning of period                                                    $13.12              $12.77             $12.12
    End of period                                                          $13.43              $13.12             $12.77
  Accumulation units outstanding
  at the end of period                                                      1,263               293                  -

JNL/Lazard Small Cap Value Division71

  Accumulation unit value:
    Beginning of period                                                    $12.44              $9.14              $11.96
    End of period                                                          $14.08              $12.44              $9.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Mid Cap Value Division41

  Accumulation unit value:
    Beginning of period                                                    $13.56              $10.73             $12.80
    End of period                                                          $16.58              $13.56             $10.73
  Accumulation units outstanding
  at the end of period                                                       789                300                  -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.25               N/A                 N/A
    End of period                                                          $12.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       807                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division57

  Accumulation unit value:
    Beginning of period                                                     $7.39              $5.84               $7.37
    End of period                                                           $8.06              $7.39               $5.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM The DowSM 10 Division76

  Accumulation unit value:
    Beginning of period                                                     $9.25              $7.51               $9.26
    End of period                                                           $9.33              $9.25               $7.51
  Accumulation units outstanding
  at the end of period                                                      2,260                -                   -

JNL/MCM The S&P(R) 10 Division109

  Accumulation unit value:
    Beginning of period                                                     $8.39              $7.20               $9.58
    End of period                                                           $9.68              $8.39               $7.20
  Accumulation units outstanding
  at the end of period                                                     40,292                -                   -

JNL/MCM Global 15 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.12              $6.98               $8.77
    End of period                                                          $11.45              $9.12               $6.98
  Accumulation units outstanding
  at the end of period                                                      7,319                -                   -

JNL/MCM 25 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.74              $7.48               $9.50
    End of period                                                          $11.64              $9.74               $7.48
  Accumulation units outstanding
  at the end of period                                                     43,322                -                   -

JNL/MCM Select Small-Cap Division109

  Accumulation unit value:
    Beginning of period                                                    $16.22              $11.17             $14.88
    End of period                                                          $17.90              $16.22             $11.17
  Accumulation units outstanding
  at the end of period                                                       500                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division713

  Accumulation unit value:
    Beginning of period                                                     $5.45               N/A                 N/A
    End of period                                                           $5.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Healthcare Sector Division713

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division700

  Accumulation unit value:
    Beginning of period                                                    $16.19               N/A                 N/A
    End of period                                                          $16.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       953                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division76

  Accumulation unit value:
    Beginning of period                                                     $6.34              $4.85               $6.88
    End of period                                                           $7.38              $6.34               $4.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division67

  Accumulation unit value:
    Beginning of period                                                     $9.25              $8.30               $9.15
    End of period                                                           $9.93              $9.25               $8.30
  Accumulation units outstanding
  at the end of period                                                      1,025                -                   -

JNL/T. Rowe Price Value Division67

  Accumulation unit value:
    Beginning of period                                                    $11.39              $8.95              $11.38
    End of period                                                          $12.87              $11.39              $8.95
  Accumulation units outstanding
  at the end of period                                                      2,197               367                  -

JNL/MCM S&P 500 Index Division52

  Accumulation unit value:
    Beginning of period                                                     $9.58              $7.64               $9.75
    End of period                                                          $10.34              $9.58               $7.64
  Accumulation units outstanding
  at the end of period                                                       863                 -                   -

JNL/MCM S&P 400 MidCap Index Division61

  Accumulation unit value:
    Beginning of period                                                    $11.14              $8.45              $10.02
    End of period                                                          $12.65              $11.14              $8.44
  Accumulation units outstanding
  at the end of period                                                     19,989                -                   -

JNL/MCM Small Cap Index Division61

  Accumulation unit value:
    Beginning of period                                                    $11.26              $7.87               $9.69
    End of period                                                          $12.96              $11.26              $7.87
  Accumulation units outstanding
  at the end of period                                                      9,846                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division61

  Accumulation unit value:
    Beginning of period                                                    $11.41              $8.48               $9.69
    End of period                                                          $13.37              $11.41              $8.48
  Accumulation units outstanding
  at the end of period                                                       711                 -                   -

JNL/MCM Bond Index Division61

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.65             $10.00
    End of period                                                          $10.93              $10.75             $10.65
  Accumulation units outstanding
  at the end of period                                                      1,798                -                   -

JNL/Oppenheimer Global Growth Division76

  Accumulation unit value:
    Beginning of period                                                     $9.60              $6.97               $9.36
    End of period                                                          $11.10              $9.60               $6.97
  Accumulation units outstanding
  at the end of period                                                       748                 -                   -

JNL/Oppenheimer Growth Division68

  Accumulation unit value:
    Beginning of period                                                     $7.86              $6.81               $8.90
    End of period                                                           $8.04              $7.86               $6.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $10.19              $7.99              $10.19
    End of period                                                          $10.98              $10.19              $7.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $11.18              $8.24              $10.45
    End of period                                                          $11.72              $11.18              $8.24
  Accumulation units outstanding
  at the end of period                                                       653                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division106

  Accumulation unit value:
    Beginning of period                                                     $9.32              $7.75              $10.28
    End of period                                                           $9.10              $9.32               $7.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division643

  Accumulation unit value:
    Beginning of period                                                    $14.62               N/A                 N/A
    End of period                                                          $16.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       618                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division68

  Accumulation unit value:
    Beginning of period                                                    $11.29              $9.78              $11.04
    End of period                                                          $12.13              $11.29              $9.78
  Accumulation units outstanding
  at the end of period                                                      6,578                -                   -

JNL/S&P Managed Growth Division53

  Accumulation unit value:
    Beginning of period                                                    $11.37              $9.53              $10.82
    End of period                                                          $12.42              $11.37              $9.53
  Accumulation units outstanding
  at the end of period                                                     12,389                -                   -

JNL/S&P Managed Aggressive Growth Division46

  Accumulation unit value:
    Beginning of period                                                    $11.05              $8.89              $10.85
    End of period                                                          $12.20              $11.05              $8.89
  Accumulation units outstanding
  at the end of period                                                       565                 -                   -

JNL/S&P Very Aggressive Growth Division I87

  Accumulation unit value:
    Beginning of period                                                    $10.66              $8.33              $10.80
    End of period                                                          $10.86              $10.66              $8.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Growth Division I68

  Accumulation unit value:
    Beginning of period                                                     $9.95              $7.84              $10.43
    End of period                                                          $10.10              $9.95               $7.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Aggressive Growth Division I74

  Accumulation unit value:
    Beginning of period                                                    $10.18              $7.99              $10.58
    End of period                                                          $10.36              $10.18              $7.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division72

  Accumulation unit value:
    Beginning of period                                                     $9.88              $7.69              $10.21
    End of period                                                          $10.03              $9.88               $7.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 100 Division91

  Accumulation unit value:
    Beginning of period                                                    $10.17              $8.50               $9.98
    End of period                                                          $10.32              $10.17              $8.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division67

  Accumulation unit value:
    Beginning of period                                                    $10.04              $8.10              $10.02
    End of period                                                          $10.21              $10.04              $8.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.995% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND
  PREMIUM CREDIT 2%
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 2%
PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 2%
EARNINGSMAX AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% FIVE YEAR WITHDRAWAL CHARGE PERIOD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division111

  Accumulation unit value:
    Beginning of period                                                    $22.53              $16.97             $21.32
    End of period                                                          $24.66              $22.53             $16.97
  Accumulation units outstanding
  at the end of period                                                      6,676              2,474               1,831

JNL/FMR Capital Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $17.15              $12.90             $16.54
    End of period                                                          $19.84              $17.15             $12.90
  Accumulation units outstanding
  at the end of period                                                      1,317              1,448                344

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division111

  Accumulation unit value:
    Beginning of period                                                    $16.05              $12.10             $16.53
    End of period                                                          $16.52              $16.05             $12.10
  Accumulation units outstanding
  at the end of period                                                      3,962              3,541               1,845

JNL/Eagle Core Equity Division111

  Accumulation unit value:
    Beginning of period                                                    $15.70              $12.86             $16.01
    End of period                                                          $16.36              $15.70             $12.86
  Accumulation units outstanding
  at the end of period                                                     11,084              12,412              5,969

JNL/Eagle SmallCap Equity Division111

  Accumulation unit value:
    Beginning of period                                                    $15.98              $11.65             $16.12
    End of period                                                          $18.61              $15.98             $11.65
  Accumulation units outstanding
  at the end of period                                                      4,662              1,261                882

JNL/Select Balanced Division118

  Accumulation unit value:
    Beginning of period                                                    $20.01              $16.79             $18.30
    End of period                                                          $21.74              $20.01             $16.79
  Accumulation units outstanding
  at the end of period                                                     43,420              17,990              4,960

JNL/Putnam Equity Division369

  Accumulation unit value:
    Beginning of period                                                    $17.21              $15.57               N/A
    End of period                                                          $19.07              $17.21               N/A
  Accumulation units outstanding
  at the end of period                                                      4,539                -                  N/A

JNL/PPM America High Yield Bond Division116

  Accumulation unit value:
    Beginning of period                                                    $14.73              $12.66             $12.74
    End of period                                                          $15.16              $14.73             $12.66
  Accumulation units outstanding
  at the end of period                                                        -                18,345              6,399






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division118

  Accumulation unit value:
    Beginning of period                                                    $11.69              $11.88             $11.94
    End of period                                                          $11.55              $11.69             $11.88
  Accumulation units outstanding
  at the end of period                                                     34,261              9,443              20,594

JNL/Putnam Value Equity Division111

  Accumulation unit value:
    Beginning of period                                                    $17.40              $14.25             $17.50
    End of period                                                          $18.72              $17.40             $14.25
  Accumulation units outstanding
  at the end of period                                                      7,878              8,357               2,316

JNL/Salomon Brothers Strategic Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $16.79              $15.08             $14.51
    End of period                                                          $17.59              $16.79             $15.08
  Accumulation units outstanding
  at the end of period                                                     15,417              10,677              6,213

JNL/Salomon Brothers U.S. Government & Quality Bond Division117

  Accumulation unit value:
    Beginning of period                                                    $14.45              $14.57             $13.50
    End of period                                                          $14.72              $14.45             $14.57
  Accumulation units outstanding
  at the end of period                                                     28,126              31,759             26,549

JNL/T. Rowe Price Established Growth Division111

  Accumulation unit value:
    Beginning of period                                                    $22.61              $17.67             $21.83
    End of period                                                          $24.35              $22.61             $17.67
  Accumulation units outstanding
  at the end of period                                                     15,039              9,499               3,934

JNL/JPMorgan International Equity Division184

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.86               $9.33
    End of period                                                          $12.73              $11.16              $8.86
  Accumulation units outstanding
  at the end of period                                                      1,743              3,608               1,234






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division111

  Accumulation unit value:
    Beginning of period                                                    $27.32              $20.11             $25.73
    End of period                                                          $31.61              $27.32             $20.11
  Accumulation units outstanding
  at the end of period                                                     13,775              21,539               451

JNL/Alliance Capital Growth Division184

  Accumulation unit value:
    Beginning of period                                                     $9.15              $7.51               $8.18
    End of period                                                           $9.53              $9.15               $7.51
  Accumulation units outstanding
  at the end of period                                                       723               3,470               2,240

JNL/JPMorgan International Value Division302

  Accumulation unit value:
    Beginning of period                                                     $8.37              $5.77                N/A
    End of period                                                          $10.05              $8.37                N/A
  Accumulation units outstanding
  at the end of period                                                     22,422              2,792                N/A

JNL/PIMCO Total Return Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.75             $12.10
    End of period                                                          $13.41              $13.10             $12.75
  Accumulation units outstanding
  at the end of period                                                     42,440              46,156             14,902

JNL/Lazard Small Cap Value Division111

  Accumulation unit value:
    Beginning of period                                                    $12.42              $9.13              $12.00
    End of period                                                          $14.05              $12.42              $9.13
  Accumulation units outstanding
  at the end of period                                                     18,140              9,499               3,027

JNL/Lazard Mid Cap Value Division111

  Accumulation unit value:
    Beginning of period                                                    $13.54              $10.72             $13.06
    End of period                                                          $16.56              $13.54             $10.72
  Accumulation units outstanding
  at the end of period                                                     19,355              11,886              3,443






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.23               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     47,648               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division118

  Accumulation unit value:
    Beginning of period                                                     $7.38              $5.83               $7.46
    End of period                                                           $8.05              $7.38               $5.83
  Accumulation units outstanding
  at the end of period                                                     13,578              6,638                118

JNL/MCM The DowSM 10 Division111

  Accumulation unit value:
    Beginning of period                                                     $9.24              $7.50               $9.10
    End of period                                                           $9.32              $9.24               $7.50
  Accumulation units outstanding
  at the end of period                                                     103,405             74,237             37,396

JNL/MCM The S&P(R) 10 Division127

  Accumulation unit value:
    Beginning of period                                                     $8.38              $7.19               $9.59
    End of period                                                           $9.67              $8.38               $7.19
  Accumulation units outstanding
  at the end of period                                                     56,760              28,847              9,344

JNL/MCM Global 15 Division145

  Accumulation unit value:
    Beginning of period                                                     $9.11              $6.98               $8.08
    End of period                                                          $11.44              $9.11               $6.98
  Accumulation units outstanding
  at the end of period                                                     52,000              18,453              2,235

JNL/MCM 25 Division127

  Accumulation unit value:
    Beginning of period                                                     $9.73              $7.47               $9.21
    End of period                                                          $11.62              $9.73               $7.47
  Accumulation units outstanding
  at the end of period                                                     73,170              38,000             12,500






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division127

  Accumulation unit value:
    Beginning of period                                                    $16.20              $11.16             $13.74
    End of period                                                          $17.88              $16.20             $11.16
  Accumulation units outstanding
  at the end of period                                                     26,489              13,900              4,926

JNL/MCM Technology Sector Division531

  Accumulation unit value:
    Beginning of period                                                     $5.47               N/A                 N/A
    End of period                                                           $5.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,794               N/A                 N/A

JNL/MCM Healthcare Sector Division481

  Accumulation unit value:
    Beginning of period                                                    $10.31              $10.14               N/A
    End of period                                                          $10.46              $10.31               N/A
  Accumulation units outstanding
  at the end of period                                                      2,975               197                 N/A

JNL/MCM Financial Sector Division531

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $11.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,841               N/A                 N/A

JNL/MCM Oil & Gas Sector Division481

  Accumulation unit value:
    Beginning of period                                                    $12.92              $12.65               N/A
    End of period                                                          $16.89              $12.92               N/A
  Accumulation units outstanding
  at the end of period                                                      4,181               158                 N/A

JNL/MCM Consumer Brands Sector Division510

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       945                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division531

  Accumulation unit value:
    Beginning of period                                                     $4.22               N/A                 N/A
    End of period                                                           $4.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,544               N/A                 N/A

JNL/Putnam Midcap Growth Division302

  Accumulation unit value:
    Beginning of period                                                     $6.64              $4.87                N/A
    End of period                                                           $7.37              $6.64                N/A
  Accumulation units outstanding
  at the end of period                                                     11,784              5,536                N/A

JNL/FMR Balanced Division118

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.29               $9.07
    End of period                                                           $9.92              $9.24               $8.29
  Accumulation units outstanding
  at the end of period                                                     20,930              19,317             11,925

JNL/T. Rowe Price Value Division111

  Accumulation unit value:
    Beginning of period                                                    $11.38              $8.94              $11.23
    End of period                                                          $12.86              $11.38              $8.94
  Accumulation units outstanding
  at the end of period                                                     54,012              25,208             10,813

JNL/MCM S&P 500 Index Division118

  Accumulation unit value:
    Beginning of period                                                     $9.57              $7.64               $9.67
    End of period                                                          $10.33              $9.57               $7.64
  Accumulation units outstanding
  at the end of period                                                     80,623              44,889             29,098

JNL/MCM S&P 400 MidCap Index Division127

  Accumulation unit value:
    Beginning of period                                                    $11.14              $8.44              $10.21
    End of period                                                          $12.64              $11.14              $8.44
  Accumulation units outstanding
  at the end of period                                                     44,058              29,498              9,094






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division127

  Accumulation unit value:
    Beginning of period                                                    $11.25              $7.87               $9.81
    End of period                                                          $12.95              $11.25              $7.87
  Accumulation units outstanding
  at the end of period                                                     41,980              33,240             11,139

JNL/MCM International Index Division155

  Accumulation unit value:
    Beginning of period                                                    $11.42              $8.48               $8.92
    End of period                                                          $13.37              $11.42              $8.48
  Accumulation units outstanding
  at the end of period                                                     34,063              18,023               49

JNL/MCM Bond Index Division118

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.65              $9.95
    End of period                                                          $10.92              $10.75             $10.65
  Accumulation units outstanding
  at the end of period                                                     44,165              35,436             17,728

JNL/Oppenheimer Global Growth Division111

  Accumulation unit value:
    Beginning of period                                                     $9.60              $6.96               $9.05
    End of period                                                          $11.09              $9.60               $6.96
  Accumulation units outstanding
  at the end of period                                                     14,863              6,707               2,873

JNL/Oppenheimer Growth Division111

  Accumulation unit value:
    Beginning of period                                                     $7.86              $6.80               $8.60
    End of period                                                           $8.03              $7.86               $6.80
  Accumulation units outstanding
  at the end of period                                                      4,389              4,214                262

JNL/AIM Large Cap Growth Division152

  Accumulation unit value:
    Beginning of period                                                    $10.18              $7.99               $8.47
    End of period                                                          $10.98              $10.18              $7.99
  Accumulation units outstanding
  at the end of period                                                     15,361              4,556               1,155






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division155

  Accumulation unit value:
    Beginning of period                                                    $11.18              $8.24               $7.90
    End of period                                                          $11.71              $11.18              $8.24
  Accumulation units outstanding
  at the end of period                                                      3,421              5,411               1,172

JNL/AIM Premier Equity II Division118

  Accumulation unit value:
    Beginning of period                                                     $9.31              $7.75              $10.33
    End of period                                                           $9.09              $9.31               $7.75
  Accumulation units outstanding
  at the end of period                                                        -                5,929                659

JNL/Select Value Division327

  Accumulation unit value:
    Beginning of period                                                    $14.42              $11.55               N/A
    End of period                                                          $16.23              $14.42               N/A
  Accumulation units outstanding
  at the end of period                                                     18,493              2,940                N/A

JNL/MCM Nasdaq 15 Division707

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       289                N/A                 N/A

JNL/MCM Value Line 25 Division707

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       284                N/A                 N/A

JNL/MCM VIP Division694

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,822               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division707

  Accumulation unit value:
    Beginning of period                                                    $10.46               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       293                N/A                 N/A

JNL/S&P Managed Moderate Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.28              $9.77              $10.81
    End of period                                                          $12.11              $11.28              $9.77
  Accumulation units outstanding
  at the end of period                                                     231,495            202,611             59,538

JNL/S&P Managed Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $11.36              $9.52              $10.77
    End of period                                                          $12.40              $11.36              $9.52
  Accumulation units outstanding
  at the end of period                                                     166,718            134,270             58,437

JNL/S&P Managed Aggressive Growth Division131

  Accumulation unit value:
    Beginning of period                                                    $11.03              $8.88              $10.30
    End of period                                                          $12.18              $11.03              $8.88
  Accumulation units outstanding
  at the end of period                                                     91,906              28,011               612

JNL/S&P Very Aggressive Growth Division I341

  Accumulation unit value:
    Beginning of period                                                    $10.64              $9.28                N/A
    End of period                                                          $10.85              $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                10,506               N/A

JNL/S&P Equity Growth Division I237

  Accumulation unit value:
    Beginning of period                                                     $9.94              $7.83               $8.18
    End of period                                                          $10.09              $9.94               $7.83
  Accumulation units outstanding
  at the end of period                                                        -                19,317             10,603






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I484

  Accumulation unit value:
    Beginning of period                                                    $10.16              $10.14               N/A
    End of period                                                          $10.34              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,946                N/A

JNL/S&P Core Index 50 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.87              $7.69               $9.87
    End of period                                                          $10.03              $9.87               $7.69
  Accumulation units outstanding
  at the end of period                                                        -                1,237               7,240

JNL/S&P Core Index 100 Division117

  Accumulation unit value:
    Beginning of period                                                    $10.17              $8.50               $9.80
    End of period                                                          $10.32              $10.17              $8.50
  Accumulation units outstanding
  at the end of period                                                        -                6,788               1,976

JNL/S&P Core Index 75 Division612

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division717

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,908               N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.00% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
COMBINED DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINATION 5% ROLL-UP AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINATION 3% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT EARNINGSMAX AND THREE YEAR WITHDRAWAL CHARGE PERIOD
4% ROLL-UP DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division62

  Accumulation unit value:
    Beginning of period                                                    $22.52              $16.96             $22.13
    End of period                                                          $24.65              $22.52             $16.96
  Accumulation units outstanding
  at the end of period                                                      4,539              3,933                527






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/FMR Capital Growth Division90

  Accumulation unit value:
    Beginning of period                                                    $17.14              $12.89             $16.56
    End of period                                                          $19.83              $17.14             $12.89
  Accumulation units outstanding
  at the end of period                                                      1,780               272                  -

JNL/Select Global Growth Division678

  Accumulation unit value:
    Beginning of period                                                    $19.85               N/A                 N/A
    End of period                                                          $21.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Alger Growth Division61

  Accumulation unit value:
    Beginning of period                                                    $16.04              $12.10             $17.03
    End of period                                                          $16.51              $16.04             $12.10
  Accumulation units outstanding
  at the end of period                                                      9,142              8,037               1,960

JNL/Eagle Core Equity Division57

  Accumulation unit value:
    Beginning of period                                                    $15.69              $12.85             $15.68
    End of period                                                          $16.35              $15.69             $12.85
  Accumulation units outstanding
  at the end of period                                                      5,780              3,150               2,066

JNL/Eagle SmallCap Equity Division84

  Accumulation unit value:
    Beginning of period                                                    $15.99              $11.66             $16.58
    End of period                                                          $18.62              $15.99             $11.66
  Accumulation units outstanding
  at the end of period                                                      5,380              4,026                754

JNL/Select Balanced Division61

  Accumulation unit value:
    Beginning of period                                                    $20.00              $16.78             $17.67
    End of period                                                          $21.73              $20.00             $16.78
  Accumulation units outstanding
  at the end of period                                                     26,865              4,312               2,622






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Equity Division84

  Accumulation unit value:
    Beginning of period                                                    $17.20              $13.79             $17.76
    End of period                                                          $19.06              $17.20             $13.79
  Accumulation units outstanding
  at the end of period                                                       579                363                 365

JNL/PPM America High Yield Bond Division57

  Accumulation unit value:
    Beginning of period                                                    $14.72              $12.65             $12.52
    End of period                                                          $15.15              $14.72             $12.65
  Accumulation units outstanding
  at the end of period                                                        -                8,960               3,873

JNL/Select Money Market Division57

  Accumulation unit value:
    Beginning of period                                                    $11.68              $11.86             $11.96
    End of period                                                          $11.54              $11.68             $11.86
  Accumulation units outstanding
  at the end of period                                                     12,977                -                   -

JNL/Putnam Value Equity Division90

  Accumulation unit value:
    Beginning of period                                                    $17.39              $14.25             $17.76
    End of period                                                          $18.71              $17.39             $14.25
  Accumulation units outstanding
  at the end of period                                                      1,603               687                 300

JNL/Salomon Brothers Strategic Bond Division72

  Accumulation unit value:
    Beginning of period                                                    $16.78              $15.08             $14.37
    End of period                                                          $17.58              $16.78             $15.08
  Accumulation units outstanding
  at the end of period                                                      8,445              6,540                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division57

  Accumulation unit value:
    Beginning of period                                                    $14.45              $14.57             $13.54
    End of period                                                          $14.71              $14.45             $14.57
  Accumulation units outstanding
  at the end of period                                                      7,754              3,421              14,970






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Established Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $22.60              $17.66             $21.70
    End of period                                                          $24.34              $22.60             $17.66
  Accumulation units outstanding
  at the end of period                                                      3,916              3,552               1,507

JNL/JPMorgan International Equity Division280

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.14                N/A
    End of period                                                          $12.72              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                      2,892              2,221                N/A

JNL/T. Rowe Price Mid-Cap Growth Division67

  Accumulation unit value:
    Beginning of period                                                    $27.31              $20.10             $25.66
    End of period                                                          $31.60              $27.31             $20.10
  Accumulation units outstanding
  at the end of period                                                     16,263              10,301              2,421

JNL/Alliance Capital Growth Division313

  Accumulation unit value:
    Beginning of period                                                     $9.15              $8.03                N/A
    End of period                                                           $9.53              $9.15                N/A
  Accumulation units outstanding
  at the end of period                                                      3,737              3,515                N/A

JNL/JPMorgan International Value Division289

  Accumulation unit value:
    Beginning of period                                                     $8.36              $5.58                N/A
    End of period                                                          $10.05              $8.36                N/A
  Accumulation units outstanding
  at the end of period                                                      8,625               434                 N/A

JNL/PIMCO Total Return Bond Division57

  Accumulation unit value:
    Beginning of period                                                    $13.09              $12.75             $12.15
    End of period                                                          $13.41              $13.09             $12.75
  Accumulation units outstanding
  at the end of period                                                     32,596              14,492             11,669






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Small Cap Value Division78

  Accumulation unit value:
    Beginning of period                                                    $12.42              $9.13              $11.91
    End of period                                                          $14.05              $12.42              $9.13
  Accumulation units outstanding
  at the end of period                                                     21,328              18,628              4,346

JNL/Lazard Mid Cap Value Division78

  Accumulation unit value:
    Beginning of period                                                    $13.54              $10.72             $13.28
    End of period                                                          $16.55              $13.54             $10.72
  Accumulation units outstanding
  at the end of period                                                     25,856              25,599              1,761

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.22               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,899               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division74

  Accumulation unit value:
    Beginning of period                                                     $7.38              $5.83               $7.87
    End of period                                                           $8.05              $7.38               $5.83
  Accumulation units outstanding
  at the end of period                                                     24,839              4,436                 -

JNL/MCM The DowSM 10 Division288

  Accumulation unit value:
    Beginning of period                                                     $9.24              $6.49                N/A
    End of period                                                           $9.32              $9.24                N/A
  Accumulation units outstanding
  at the end of period                                                     136,843             27,347               N/A

JNL/MCM The S&P(R) 10 Division316

  Accumulation unit value:
    Beginning of period                                                     $8.38              $7.08                N/A
    End of period                                                           $9.67              $8.38                N/A
  Accumulation units outstanding
  at the end of period                                                     140,019             24,260               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Global 15 Division316

  Accumulation unit value:
    Beginning of period                                                     $9.10              $6.39                N/A
    End of period                                                          $11.43              $9.10                N/A
  Accumulation units outstanding
  at the end of period                                                     110,973             20,595               N/A

JNL/MCM 25 Division316

  Accumulation unit value:
    Beginning of period                                                     $9.73              $7.02                N/A
    End of period                                                          $11.62              $9.73                N/A
  Accumulation units outstanding
  at the end of period                                                     127,909             24,946               N/A

JNL/MCM Select Small-Cap Division316

  Accumulation unit value:
    Beginning of period                                                    $16.20              $11.55               N/A
    End of period                                                          $17.88              $16.20               N/A
  Accumulation units outstanding
  at the end of period                                                     65,318              18,043               N/A

JNL/MCM Technology Sector Division602

  Accumulation unit value:
    Beginning of period                                                     $5.33               N/A                 N/A
    End of period                                                           $5.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,834               N/A                 N/A

JNL/MCM Healthcare Sector Division476

  Accumulation unit value:
    Beginning of period                                                    $10.31              $10.02               N/A
    End of period                                                          $10.46              $10.31               N/A
  Accumulation units outstanding
  at the end of period                                                      6,015                -                  N/A

JNL/MCM Financial Sector Division476

  Accumulation unit value:
    Beginning of period                                                    $10.58              $10.26               N/A
    End of period                                                          $11.76              $10.58               N/A
  Accumulation units outstanding
  at the end of period                                                      2,174                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Oil & Gas Sector Division486

  Accumulation unit value:
    Beginning of period                                                    $12.92              $12.92               N/A
    End of period                                                          $16.88              $12.92               N/A
  Accumulation units outstanding
  at the end of period                                                      6,995                -                  N/A

JNL/MCM Consumer Brands Sector Division552

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,584               N/A                 N/A

JNL/MCM Communications Sector Division673

  Accumulation unit value:
    Beginning of period                                                     $4.09               N/A                 N/A
    End of period                                                           $4.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,385               N/A                 N/A

JNL/Putnam Midcap Growth Division84

  Accumulation unit value:
    Beginning of period                                                     $6.34              $4.84               $6.80
    End of period                                                           $7.37              $6.34               $4.84
  Accumulation units outstanding
  at the end of period                                                      7,010              3,061                953

JNL/FMR Balanced Division67

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.29               $9.14
    End of period                                                           $9.91              $9.24               $8.29
  Accumulation units outstanding
  at the end of period                                                     15,135              9,825               1,420

JNL/T. Rowe Price Value Division57

  Accumulation unit value:
    Beginning of period                                                    $11.38              $8.94              $10.49
    End of period                                                          $12.85              $11.38              $8.94
  Accumulation units outstanding
  at the end of period                                                     27,675              15,625              2,036






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 500 Index Division61

  Accumulation unit value:
    Beginning of period                                                     $9.57              $7.64               $9.72
    End of period                                                          $10.33              $9.57               $7.64
  Accumulation units outstanding
  at the end of period                                                     126,342             17,558               645

JNL/MCM S&P 400 MidCap Index Division84

  Accumulation unit value:
    Beginning of period                                                    $11.13              $8.44              $10.76
    End of period                                                          $12.64              $11.13              $8.44
  Accumulation units outstanding
  at the end of period                                                     85,669              7,479                602

JNL/MCM Small Cap Index Division289

  Accumulation unit value:
    Beginning of period                                                    $11.25              $7.49                N/A
    End of period                                                          $12.95              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                     64,763              6,863                N/A

JNL/MCM International Index Division288

  Accumulation unit value:
    Beginning of period                                                    $11.41              $7.70                N/A
    End of period                                                          $13.36              $11.41               N/A
  Accumulation units outstanding
  at the end of period                                                     55,634              3,089                N/A

JNL/MCM Bond Index Division74

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.65              $9.82
    End of period                                                          $10.92              $10.75             $10.65
  Accumulation units outstanding
  at the end of period                                                     39,024              1,008                 -

JNL/Oppenheimer Global Growth Division72

  Accumulation unit value:
    Beginning of period                                                     $9.59              $6.96               $9.19
    End of period                                                          $11.09              $9.59               $6.96
  Accumulation units outstanding
  at the end of period                                                     18,509              5,958                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division102

  Accumulation unit value:
    Beginning of period                                                     $7.86              $6.81               $8.63
    End of period                                                           $8.03              $7.86               $6.81
  Accumulation units outstanding
  at the end of period                                                      3,740              1,127                 -

JNL/AIM Large Cap Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $10.18              $8.15                N/A
    End of period                                                          $10.97              $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                     25,253              19,091               N/A

JNL/AIM Small Cap Growth Division67

  Accumulation unit value:
    Beginning of period                                                    $11.17              $8.24              $10.91
    End of period                                                          $11.70              $11.17              $8.24
  Accumulation units outstanding
  at the end of period                                                     14,486              12,648              1,959

JNL/AIM Premier Equity II Division75

  Accumulation unit value:
    Beginning of period                                                     $9.31              $7.75              $10.91
    End of period                                                           $9.09              $9.31               $7.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division320

  Accumulation unit value:
    Beginning of period                                                    $14.42              $11.23               N/A
    End of period                                                          $16.22              $14.42               N/A
  Accumulation units outstanding
  at the end of period                                                      7,899              3,388                N/A

JNL/MCM Nasdaq 15 Division678

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Value Line 25 Division697

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,867               N/A                 N/A

JNL/MCM VIP Division679

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,076               N/A                 N/A

JNL/MCM JNL 5 Division692

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     38,061               N/A                 N/A

JNL/S&P Managed Moderate Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $11.27              $9.77              $10.56
    End of period                                                          $12.11              $11.27              $9.77
  Accumulation units outstanding
  at the end of period                                                     210,059             97,614             13,461

JNL/S&P Managed Growth Division76

  Accumulation unit value:
    Beginning of period                                                    $11.35              $9.52              $11.28
    End of period                                                          $12.40              $11.35              $9.52
  Accumulation units outstanding
  at the end of period                                                     180,140             83,666              9,632

JNL/S&P Managed Aggressive Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $11.03              $8.82                N/A
    End of period                                                          $12.18              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                     77,982              5,609                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Very Aggressive Growth Division I320

  Accumulation unit value:
    Beginning of period                                                    $10.64              $8.56                N/A
    End of period                                                          $10.84              $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Growth Division I310

  Accumulation unit value:
    Beginning of period                                                     $9.94              $7.73                N/A
    End of period                                                          $10.08              $9.94                N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,646                N/A

JNL/S&P Equity Aggressive Growth Division I313

  Accumulation unit value:
    Beginning of period                                                    $10.16              $8.17                N/A
    End of period                                                          $10.34              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                21,215               N/A

JNL/S&P Core Index 50 Division95

  Accumulation unit value:
    Beginning of period                                                     $9.87              $7.69              $10.06
    End of period                                                          $10.02              $9.87               $7.69
  Accumulation units outstanding
  at the end of period                                                        -                 830                  -

JNL/S&P Core Index 100 Division76

  Accumulation unit value:
    Beginning of period                                                    $10.17              $8.50              $10.13
    End of period                                                          $10.31              $10.17              $8.50
  Accumulation units outstanding
  at the end of period                                                        -                5,108                 -

JNL/S&P Core Index 75 Division464

  Accumulation unit value:
    Beginning of period                                                    $10.03              $9.65                N/A
    End of period                                                          $10.20              $10.03               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,553                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Conservative Division702

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,560               N/A                 N/A

JNL/S&P Managed Moderate Division699

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,981               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.005% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division721

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $10.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,986               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division721

  Accumulation unit value:
    Beginning of period                                                    $12.16               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,647               N/A                 N/A

JNL/MCM Small Cap Index Division721

  Accumulation unit value:
    Beginning of period                                                    $12.55               N/A                 N/A
    End of period                                                          $12.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,193               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division721

  Accumulation unit value:
    Beginning of period                                                    $12.83               N/A                 N/A
    End of period                                                          $13.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,126               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.01% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 5% ROLL-UP DEATH BENEFIT AND
  PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $22.50              $16.95             $21.49
    End of period                                                          $24.62              $22.50             $16.95
  Accumulation units outstanding
  at the end of period                                                     15,049              27,031              1,430

JNL/FMR Capital Growth Division123

  Accumulation unit value:
    Beginning of period                                                    $17.13              $12.88             $16.05
    End of period                                                          $19.81              $17.13             $12.88
  Accumulation units outstanding
  at the end of period                                                      5,417              18,699              1,553

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $16.03              $12.09             $16.83
    End of period                                                          $16.50              $16.03             $12.09
  Accumulation units outstanding
  at the end of period                                                      7,628              25,350               310

JNL/Eagle Core Equity Division434

  Accumulation unit value:
    Beginning of period                                                    $15.68              $14.83               N/A
    End of period                                                          $16.34              $15.68               N/A
  Accumulation units outstanding
  at the end of period                                                      9,158              3,912                N/A

JNL/Eagle SmallCap Equity Division114

  Accumulation unit value:
    Beginning of period                                                    $15.98              $11.65             $15.72
    End of period                                                          $18.61              $15.98             $11.65
  Accumulation units outstanding
  at the end of period                                                     25,662              37,790              7,857

JNL/Select Balanced Division154

  Accumulation unit value:
    Beginning of period                                                    $19.98              $16.77             $16.53
    End of period                                                          $21.71              $19.98             $16.77
  Accumulation units outstanding
  at the end of period                                                     21,952              6,616                 -

JNL/Putnam Equity Division398

  Accumulation unit value:
    Beginning of period                                                    $17.19              $15.36               N/A
    End of period                                                          $19.04              $17.19               N/A
  Accumulation units outstanding
  at the end of period                                                       366                141                 N/A

JNL/PPM America High Yield Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $14.71              $12.64             $12.71
    End of period                                                          $15.14              $14.71             $12.64
  Accumulation units outstanding
  at the end of period                                                        -                19,715               973






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division118

  Accumulation unit value:
    Beginning of period                                                    $11.68              $11.86             $11.94
    End of period                                                          $11.54              $11.68             $11.86
  Accumulation units outstanding
  at the end of period                                                     55,039             140,414              3,669

JNL/Putnam Value Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $17.38              $14.24             $17.72
    End of period                                                          $18.69              $17.38             $14.24
  Accumulation units outstanding
  at the end of period                                                     11,852              3,425               1,705

JNL/Salomon Brothers Strategic Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $16.76              $15.07             $14.49
    End of period                                                          $17.57              $16.76             $15.07
  Accumulation units outstanding
  at the end of period                                                     29,319              9,501               1,079

JNL/Salomon Brothers U.S. Government & Quality Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $14.44              $14.56             $13.45
    End of period                                                          $14.69              $14.44             $14.56
  Accumulation units outstanding
  at the end of period                                                     13,745              6,013              24,296

JNL/T. Rowe Price Established Growth Division192

  Accumulation unit value:
    Beginning of period                                                    $22.58              $17.65             $16.74
    End of period                                                          $24.32              $22.58             $17.65
  Accumulation units outstanding
  at the end of period                                                     31,427              18,841              1,025

JNL/JPMorgan International Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $11.15              $8.85              $11.55
    End of period                                                          $12.71              $11.15              $8.85
  Accumulation units outstanding
  at the end of period                                                      6,786              2,075               1,378






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $27.29              $20.09             $26.08
    End of period                                                          $31.57              $27.29             $20.09
  Accumulation units outstanding
  at the end of period                                                     21,141              20,807              1,288

JNL/Alliance Capital Growth Division123

  Accumulation unit value:
    Beginning of period                                                     $9.14              $7.50               $9.39
    End of period                                                           $9.52              $9.14               $7.50
  Accumulation units outstanding
  at the end of period                                                     16,652              16,653               298

JNL/JPMorgan International Value Division459

  Accumulation unit value:
    Beginning of period                                                     $8.36              $7.52                N/A
    End of period                                                          $10.04              $8.36                N/A
  Accumulation units outstanding
  at the end of period                                                     28,526              15,930               N/A

JNL/PIMCO Total Return Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $13.09              $12.74             $12.09
    End of period                                                          $13.40              $13.09             $12.74
  Accumulation units outstanding
  at the end of period                                                     83,467              32,036              7,516

JNL/Lazard Small Cap Value Division114

  Accumulation unit value:
    Beginning of period                                                    $12.41              $9.12              $11.84
    End of period                                                          $14.04              $12.41              $9.12
  Accumulation units outstanding
  at the end of period                                                     50,491              39,910             10,575

JNL/Lazard Mid Cap Value Division114

  Accumulation unit value:
    Beginning of period                                                    $13.53              $10.71             $12.96
    End of period                                                          $16.54              $13.53             $10.71
  Accumulation units outstanding
  at the end of period                                                     44,215              24,553              9,627






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.21               N/A                 N/A
    End of period                                                          $12.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     193,071              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division147

  Accumulation unit value:
    Beginning of period                                                     $7.38              $10.65              $6.61
    End of period                                                           $8.04              $7.38               $5.83
  Accumulation units outstanding
  at the end of period                                                     33,541              51,121               621

JNL/MCM The DowSM 10 Division114

  Accumulation unit value:
    Beginning of period                                                     $9.24              $7.50               $9.06
    End of period                                                           $9.31              $9.24               $7.50
  Accumulation units outstanding
  at the end of period                                                     252,962             67,342             16,709

JNL/MCM The S&P(R) 10 Division152

  Accumulation unit value:
    Beginning of period                                                     $8.38              $7.19               $8.45
    End of period                                                           $9.66              $8.38               $7.19
  Accumulation units outstanding
  at the end of period                                                     215,005             63,523             11,231

JNL/MCM Global 15 Division152

  Accumulation unit value:
    Beginning of period                                                     $9.10              $6.97               $7.81
    End of period                                                          $11.43              $9.10               $6.97
  Accumulation units outstanding
  at the end of period                                                     187,035             63,276             11,910

JNL/MCM 25 Division136

  Accumulation unit value:
    Beginning of period                                                     $9.72              $7.47               $9.13
    End of period                                                          $11.62              $9.72               $7.47
  Accumulation units outstanding
  at the end of period                                                     222,286             55,354             15,004






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division152

  Accumulation unit value:
    Beginning of period                                                    $16.19              $11.16             $11.55
    End of period                                                          $17.87              $16.19             $11.16
  Accumulation units outstanding
  at the end of period                                                     113,272             53,061              7,514

JNL/MCM Technology Sector Division503

  Accumulation unit value:
    Beginning of period                                                     $5.95               N/A                 N/A
    End of period                                                           $5.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,561               N/A                 N/A

JNL/MCM Healthcare Sector Division503

  Accumulation unit value:
    Beginning of period                                                    $10.60               N/A                 N/A
    End of period                                                          $10.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,639               N/A                 N/A

JNL/MCM Financial Sector Division538

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $11.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       250                N/A                 N/A

JNL/MCM Oil & Gas Sector Division503

  Accumulation unit value:
    Beginning of period                                                    $13.43               N/A                 N/A
    End of period                                                          $16.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,788               N/A                 N/A

JNL/MCM Consumer Brands Sector Division552

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,540               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division528

  Accumulation unit value:
    Beginning of period                                                     $4.22               N/A                 N/A
    End of period                                                           $4.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Midcap Growth Division123

  Accumulation unit value:
    Beginning of period                                                     $6.34              $4.84               $6.35
    End of period                                                           $7.37              $6.34               $4.84
  Accumulation units outstanding
  at the end of period                                                     31,748              31,460              4,186

JNL/FMR Balanced Division118

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.29               $9.06
    End of period                                                           $9.91              $9.24               $8.29
  Accumulation units outstanding
  at the end of period                                                     16,477              9,554               2,056

JNL/T. Rowe Price Value Division118

  Accumulation unit value:
    Beginning of period                                                    $11.38              $8.94              $11.34
    End of period                                                          $12.85              $11.38              $8.94
  Accumulation units outstanding
  at the end of period                                                     81,132              32,667              3,032

JNL/MCM S&P 500 Index Division114

  Accumulation unit value:
    Beginning of period                                                     $9.57              $7.64               $9.38
    End of period                                                          $10.32              $9.57               $7.64
  Accumulation units outstanding
  at the end of period                                                     183,229             39,981              3,132

JNL/MCM S&P 400 MidCap Index Division114

  Accumulation unit value:
    Beginning of period                                                    $11.13              $8.44              $10.59
    End of period                                                          $12.63              $11.13              $8.44
  Accumulation units outstanding
  at the end of period                                                     116,867             36,843              2,594






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division114

  Accumulation unit value:
    Beginning of period                                                    $11.25              $7.87              $10.34
    End of period                                                          $12.95              $11.25              $7.87
  Accumulation units outstanding
  at the end of period                                                     84,411              37,226              6,468

JNL/MCM International Index Division114

  Accumulation unit value:
    Beginning of period                                                    $11.40              $8.47              $10.41
    End of period                                                          $13.36              $11.40              $8.47
  Accumulation units outstanding
  at the end of period                                                     41,845              5,447               4,803

JNL/MCM Bond Index Division118

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.65              $9.95
    End of period                                                          $10.92              $10.75             $10.65
  Accumulation units outstanding
  at the end of period                                                     70,818              6,699               4,124

JNL/Oppenheimer Global Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.59              $6.96               $9.14
    End of period                                                          $11.09              $9.59               $6.96
  Accumulation units outstanding
  at the end of period                                                     36,048              28,989              2,789

JNL/Oppenheimer Growth Division123

  Accumulation unit value:
    Beginning of period                                                     $7.85              $6.80               $8.39
    End of period                                                           $8.02              $7.85               $6.80
  Accumulation units outstanding
  at the end of period                                                      1,604               331                 333

JNL/AIM Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.18              $7.99              $10.18
    End of period                                                          $10.97              $10.18              $7.99
  Accumulation units outstanding
  at the end of period                                                     59,103              29,135              2,647






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division123

  Accumulation unit value:
    Beginning of period                                                    $11.17              $8.23              $10.53
    End of period                                                          $11.70              $11.17              $8.23
  Accumulation units outstanding
  at the end of period                                                     23,753              15,365               717

JNL/AIM Premier Equity II Division367

  Accumulation unit value:
    Beginning of period                                                     $9.31              $8.51                N/A
    End of period                                                           $9.09              $9.31                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,194                N/A

JNL/Select Value Division434

  Accumulation unit value:
    Beginning of period                                                    $14.42              $13.33               N/A
    End of period                                                          $16.22              $14.42               N/A
  Accumulation units outstanding
  at the end of period                                                     11,089              7,097                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division698

  Accumulation unit value:
    Beginning of period                                                    $10.46               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,200               N/A                 N/A

JNL/MCM VIP Division719

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,013               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division697

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,194               N/A                 N/A

JNL/S&P Managed Moderate Growth Division137

  Accumulation unit value:
    Beginning of period                                                    $11.27              $9.76              $10.30
    End of period                                                          $12.10              $11.27              $9.76
  Accumulation units outstanding
  at the end of period                                                     101,736             17,902              3,913

JNL/S&P Managed Growth Division114

  Accumulation unit value:
    Beginning of period                                                    $11.35              $9.51              $10.85
    End of period                                                          $12.39              $11.35              $9.51
  Accumulation units outstanding
  at the end of period                                                     286,993            139,610             20,701

JNL/S&P Managed Aggressive Growth Division144

  Accumulation unit value:
    Beginning of period                                                    $11.03              $8.87               $9.69
    End of period                                                          $12.17              $11.03              $8.87
  Accumulation units outstanding
  at the end of period                                                     59,908              11,246              3,484

JNL/S&P Very Aggressive Growth Division I161

  Accumulation unit value:
    Beginning of period                                                    $10.64              $8.31               $8.59
    End of period                                                          $10.84              $10.64              $8.31
  Accumulation units outstanding
  at the end of period                                                        -                2,460               1,366

JNL/S&P Equity Growth Division I414

  Accumulation unit value:
    Beginning of period                                                     $9.93              $9.28                N/A
    End of period                                                          $10.08              $9.93                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,193                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I530

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $10.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division119

  Accumulation unit value:
    Beginning of period                                                     $9.87              $7.69               $9.75
    End of period                                                          $10.02              $9.87               $7.69
  Accumulation units outstanding
  at the end of period                                                        -                7,865               7,868

JNL/S&P Core Index 100 Division114

  Accumulation unit value:
    Beginning of period                                                    $10.17              $8.50               $9.67
    End of period                                                          $10.31              $10.17              $8.50
  Accumulation units outstanding
  at the end of period                                                        -                15,450             16,277

JNL/S&P Core Index 75 Division528

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division677

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,889               N/A                 N/A

JNL/S&P Managed Moderate Division692

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       586                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.02% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 3%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 3%
EARNINGSMAX AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division92

  Accumulation unit value:
    Beginning of period                                                    $22.48              $16.93             $21.85
    End of period                                                          $24.60              $22.48             $16.93
  Accumulation units outstanding
  at the end of period                                                      6,313                -                   -

JNL/FMR Capital Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $17.58               N/A                 N/A
    End of period                                                          $19.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,318               N/A                 N/A

JNL/Select Global Growth Division637

  Accumulation unit value:
    Beginning of period                                                    $18.27               N/A                 N/A
    End of period                                                          $21.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,478               N/A                 N/A

JNL/Alger Growth Division92

  Accumulation unit value:
    Beginning of period                                                    $16.01              $12.08             $17.02
    End of period                                                          $16.48              $16.01             $12.08
  Accumulation units outstanding
  at the end of period                                                       385                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division489

  Accumulation unit value:
    Beginning of period                                                    $15.84               N/A                 N/A
    End of period                                                          $16.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       340                N/A                 N/A

JNL/Eagle SmallCap Equity Division53

  Accumulation unit value:
    Beginning of period                                                    $15.97              $11.64             $15.11
    End of period                                                          $18.59              $15.97             $11.64
  Accumulation units outstanding
  at the end of period                                                      3,531                -                   -

JNL/Select Balanced Division407

  Accumulation unit value:
    Beginning of period                                                    $19.96              $18.46               N/A
    End of period                                                          $21.69              $19.96               N/A
  Accumulation units outstanding
  at the end of period                                                      1,611              1,121                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division53

  Accumulation unit value:
    Beginning of period                                                    $14.69              $12.63             $12.53
    End of period                                                          $15.12              $14.69             $12.63
  Accumulation units outstanding
  at the end of period                                                        -                 631                  -

JNL/Select Money Market Division76

  Accumulation unit value:
    Beginning of period                                                    $11.65              $11.83             $11.93
    End of period                                                          $11.51              $11.65             $11.83
  Accumulation units outstanding
  at the end of period                                                      6,040               508                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division81

  Accumulation unit value:
    Beginning of period                                                    $17.36              $14.23             $18.01
    End of period                                                          $18.68              $17.36             $14.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers Strategic Bond Division81

  Accumulation unit value:
    Beginning of period                                                    $16.75              $15.05             $14.34
    End of period                                                          $17.55              $16.75             $15.05
  Accumulation units outstanding
  at the end of period                                                      2,089                -                   -

JNL/Salomon Brothers U.S. Government & Quality Bond Division81

  Accumulation unit value:
    Beginning of period                                                    $14.42              $14.55             $13.18
    End of period                                                          $14.68              $14.42             $14.55
  Accumulation units outstanding
  at the end of period                                                      1,308               415                  -

JNL/T. Rowe Price Established Growth Division420

  Accumulation unit value:
    Beginning of period                                                    $22.56              $20.48               N/A
    End of period                                                          $24.29              $22.56               N/A
  Accumulation units outstanding
  at the end of period                                                      2,843               667                 N/A

JNL/JPMorgan International Equity Division81

  Accumulation unit value:
    Beginning of period                                                    $11.14              $8.84              $11.27
    End of period                                                          $12.70              $11.14              $8.84
  Accumulation units outstanding
  at the end of period                                                       431                880                  -

JNL/T. Rowe Price Mid-Cap Growth Division53

  Accumulation unit value:
    Beginning of period                                                    $27.26              $20.07             $24.79
    End of period                                                          $31.53              $27.26             $20.07
  Accumulation units outstanding
  at the end of period                                                      5,607               613                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division594

  Accumulation unit value:
    Beginning of period                                                     $9.35               N/A                 N/A
    End of period                                                           $9.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       70                 N/A                 N/A

JNL/JPMorgan International Value Division491

  Accumulation unit value:
    Beginning of period                                                     $8.60               N/A                 N/A
    End of period                                                          $10.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,127               N/A                 N/A

JNL/PIMCO Total Return Bond Division81

  Accumulation unit value:
    Beginning of period                                                    $13.08              $12.74             $11.96
    End of period                                                          $13.39              $13.08             $12.74
  Accumulation units outstanding
  at the end of period                                                      3,107                -                   -

JNL/Lazard Small Cap Value Division87

  Accumulation unit value:
    Beginning of period                                                    $12.41              $9.12              $11.73
    End of period                                                          $14.03              $12.41              $9.12
  Accumulation units outstanding
  at the end of period                                                      5,359              1,107                 -

JNL/Lazard Mid Cap Value Division81

  Accumulation unit value:
    Beginning of period                                                    $13.52              $10.71             $13.06
    End of period                                                          $16.53              $13.52             $10.71
  Accumulation units outstanding
  at the end of period                                                      5,912               706                  -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.21               N/A                 N/A
    End of period                                                          $12.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,876               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division321

  Accumulation unit value:
    Beginning of period                                                     $7.37              $6.16                N/A
    End of period                                                           $8.04              $7.37                N/A
  Accumulation units outstanding
  at the end of period                                                      5,609              3,178                N/A

JNL/MCM The DowSM 10 Division321

  Accumulation unit value:
    Beginning of period                                                     $9.23              $7.23                N/A
    End of period                                                           $9.31              $9.23                N/A
  Accumulation units outstanding
  at the end of period                                                     34,622               711                 N/A

JNL/MCM The S&P(R) 10 Division435

  Accumulation unit value:
    Beginning of period                                                     $8.37              $7.76                N/A
    End of period                                                           $9.66              $8.37                N/A
  Accumulation units outstanding
  at the end of period                                                     32,804                -                  N/A

JNL/MCM Global 15 Division546

  Accumulation unit value:
    Beginning of period                                                     $9.67               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,481               N/A                 N/A

JNL/MCM 25 Division407

  Accumulation unit value:
    Beginning of period                                                     $9.72              $8.30                N/A
    End of period                                                          $11.61              $9.72                N/A
  Accumulation units outstanding
  at the end of period                                                     30,682              1,053                N/A

JNL/MCM Select Small-Cap Division467

  Accumulation unit value:
    Beginning of period                                                    $16.18              $16.41               N/A
    End of period                                                          $17.86              $16.18               N/A
  Accumulation units outstanding
  at the end of period                                                     14,314               238                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division598

  Accumulation unit value:
    Beginning of period                                                     $5.34               N/A                 N/A
    End of period                                                           $5.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,070               N/A                 N/A

JNL/MCM Healthcare Sector Division583

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       954                N/A                 N/A

JNL/MCM Financial Sector Division583

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $11.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       677                N/A                 N/A

JNL/MCM Oil & Gas Sector Division576

  Accumulation unit value:
    Beginning of period                                                    $13.59               N/A                 N/A
    End of period                                                          $16.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,904               N/A                 N/A

JNL/MCM Consumer Brands Sector Division583

  Accumulation unit value:
    Beginning of period                                                     $9.32               N/A                 N/A
    End of period                                                          $10.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,271               N/A                 N/A

JNL/MCM Communications Sector Division674

  Accumulation unit value:
    Beginning of period                                                     $4.15               N/A                 N/A
    End of period                                                           $4.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       299                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division89

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.29               $9.09
    End of period                                                           $9.90              $9.24               $8.29
  Accumulation units outstanding
  at the end of period                                                      7,680                -                   -

JNL/T. Rowe Price Value Division81

  Accumulation unit value:
    Beginning of period                                                    $11.37              $8.94              $11.27
    End of period                                                          $12.84              $11.37              $8.94
  Accumulation units outstanding
  at the end of period                                                     16,170              2,022                 -

JNL/MCM S&P 500 Index Division593

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,687               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division81

  Accumulation unit value:
    Beginning of period                                                    $11.13              $8.44              $10.49
    End of period                                                          $12.63              $11.13              $8.44
  Accumulation units outstanding
  at the end of period                                                     13,861              2,018                 -

JNL/MCM Small Cap Index Division81

  Accumulation unit value:
    Beginning of period                                                    $11.25              $7.87              $10.27
    End of period                                                          $12.94              $11.25              $7.87
  Accumulation units outstanding
  at the end of period                                                     14,725              1,134                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division81

  Accumulation unit value:
    Beginning of period                                                    $11.40              $8.47              $10.28
    End of period                                                          $13.35              $11.40              $8.47
  Accumulation units outstanding
  at the end of period                                                     10,476               877                  -

JNL/MCM Bond Index Division81

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.65              $9.80
    End of period                                                          $10.91              $10.74             $10.65
  Accumulation units outstanding
  at the end of period                                                     17,302                -                   -

JNL/Oppenheimer Global Growth Division82

  Accumulation unit value:
    Beginning of period                                                     $9.59              $6.96               $9.13
    End of period                                                          $11.08              $9.59               $6.96
  Accumulation units outstanding
  at the end of period                                                      5,045              1,379                 -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division81

  Accumulation unit value:
    Beginning of period                                                    $10.17              $7.98              $10.53
    End of period                                                          $10.97              $10.17              $7.98
  Accumulation units outstanding
  at the end of period                                                       474                931                  -

JNL/AIM Small Cap Growth Division594

  Accumulation unit value:
    Beginning of period                                                    $11.29               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division446

  Accumulation unit value:
    Beginning of period                                                    $14.42              $13.60               N/A
    End of period                                                          $16.22              $14.42               N/A
  Accumulation units outstanding
  at the end of period                                                      1,545              1,050                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division451

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.80               N/A
    End of period                                                          $12.09              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                     119,581             2,041                N/A

JNL/S&P Managed Growth Division53

  Accumulation unit value:
    Beginning of period                                                    $11.34              $9.51              $10.80
    End of period                                                          $12.38              $11.34              $9.51
  Accumulation units outstanding
  at the end of period                                                     66,207              2,658                 -

JNL/S&P Managed Aggressive Growth Division628

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $12.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,394               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I664

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I617

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $10.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division80

  Accumulation unit value:
    Beginning of period                                                    $10.16              $8.49              $10.03
    End of period                                                          $10.31              $10.16              $8.49
  Accumulation units outstanding
  at the end of period                                                        -                1,265                 -

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.045% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 2%
COMPOUNDING DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 2%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division309

  Accumulation unit value:
    Beginning of period                                                    $22.43              $17.46               N/A
    End of period                                                          $24.54              $22.43               N/A
  Accumulation units outstanding
  at the end of period                                                      2,245              1,045                N/A

JNL/FMR Capital Growth Division296

  Accumulation unit value:
    Beginning of period                                                    $17.08              $13.04               N/A
    End of period                                                          $19.74              $17.08               N/A
  Accumulation units outstanding
  at the end of period                                                      2,575              2,392                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division348

  Accumulation unit value:
    Beginning of period                                                    $15.98              $14.08               N/A
    End of period                                                          $16.44              $15.98               N/A
  Accumulation units outstanding
  at the end of period                                                      2,404              2,359                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division298

  Accumulation unit value:
    Beginning of period                                                    $15.64              $12.33               N/A
    End of period                                                          $16.29              $15.64               N/A
  Accumulation units outstanding
  at the end of period                                                       962                801                 N/A

JNL/Eagle SmallCap Equity Division406

  Accumulation unit value:
    Beginning of period                                                    $15.94              $15.56               N/A
    End of period                                                          $18.55              $15.94               N/A
  Accumulation units outstanding
  at the end of period                                                      1,089                -                  N/A

JNL/Select Balanced Division298

  Accumulation unit value:
    Beginning of period                                                    $19.92              $16.20               N/A
    End of period                                                          $21.64              $19.92               N/A
  Accumulation units outstanding
  at the end of period                                                      5,850              1,894                N/A

JNL/Putnam Equity Division299

  Accumulation unit value:
    Beginning of period                                                    $17.13              $13.24               N/A
    End of period                                                          $18.98              $17.13               N/A
  Accumulation units outstanding
  at the end of period                                                      5,319              6,165                N/A

JNL/PPM America High Yield Bond Division294

  Accumulation unit value:
    Beginning of period                                                    $14.66              $13.07               N/A
    End of period                                                          $15.09              $14.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                12,087               N/A

JNL/Select Money Market Division294

  Accumulation unit value:
    Beginning of period                                                    $11.64              $11.79               N/A
    End of period                                                          $11.50              $11.64               N/A
  Accumulation units outstanding
  at the end of period                                                      8,337              6,678                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division298

  Accumulation unit value:
    Beginning of period                                                    $17.33              $13.33               N/A
    End of period                                                          $18.63              $17.33               N/A
  Accumulation units outstanding
  at the end of period                                                       908                823                 N/A

JNL/Salomon Brothers Strategic Bond Division298

  Accumulation unit value:
    Beginning of period                                                    $16.71              $15.54               N/A
    End of period                                                          $17.51              $16.71               N/A
  Accumulation units outstanding
  at the end of period                                                      6,207              1,276                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division296

  Accumulation unit value:
    Beginning of period                                                    $14.39              $14.52               N/A
    End of period                                                          $14.64              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                      4,909              3,974                N/A

JNL/T. Rowe Price Established Growth Division298

  Accumulation unit value:
    Beginning of period                                                    $22.51              $17.20               N/A
    End of period                                                          $24.23              $22.51               N/A
  Accumulation units outstanding
  at the end of period                                                      4,352              1,340                N/A

JNL/JPMorgan International Equity Division342

  Accumulation unit value:
    Beginning of period                                                    $11.11              $9.45                N/A
    End of period                                                          $12.67              $11.11               N/A
  Accumulation units outstanding
  at the end of period                                                      1,527              1,527                N/A

JNL/T. Rowe Price Mid-Cap Growth Division313

  Accumulation unit value:
    Beginning of period                                                    $27.20              $20.80               N/A
    End of period                                                          $31.46              $27.20               N/A
  Accumulation units outstanding
  at the end of period                                                      3,936              3,882                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division294

  Accumulation unit value:
    Beginning of period                                                     $9.12              $7.49                N/A
    End of period                                                           $9.50              $9.12                N/A
  Accumulation units outstanding
  at the end of period                                                      2,519              5,771                N/A

JNL/JPMorgan International Value Division566

  Accumulation unit value:
    Beginning of period                                                     $8.89               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,389               N/A                 N/A

JNL/PIMCO Total Return Bond Division296

  Accumulation unit value:
    Beginning of period                                                    $13.06              $12.87               N/A
    End of period                                                          $13.37              $13.06               N/A
  Accumulation units outstanding
  at the end of period                                                     18,650              18,371               N/A

JNL/Lazard Small Cap Value Division316

  Accumulation unit value:
    Beginning of period                                                    $12.39              $9.11                N/A
    End of period                                                          $14.00              $12.39               N/A
  Accumulation units outstanding
  at the end of period                                                      7,187              5,155                N/A

JNL/Lazard Mid Cap Value Division298

  Accumulation unit value:
    Beginning of period                                                    $13.50              $10.27               N/A
    End of period                                                          $16.50              $13.50               N/A
  Accumulation units outstanding
  at the end of period                                                     10,405              9,152                N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.19               N/A                 N/A
    End of period                                                          $12.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,268               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division296

  Accumulation unit value:
    Beginning of period                                                     $7.36              $5.76                N/A
    End of period                                                           $8.03              $7.36                N/A
  Accumulation units outstanding
  at the end of period                                                     13,075              11,688               N/A

JNL/MCM The DowSM 10 Division294

  Accumulation unit value:
    Beginning of period                                                     $9.22              $6.75                N/A
    End of period                                                           $9.30              $9.22                N/A
  Accumulation units outstanding
  at the end of period                                                     98,111              80,710               N/A

JNL/MCM The S&P(R) 10 Division303

  Accumulation unit value:
    Beginning of period                                                     $8.37              $7.12                N/A
    End of period                                                           $9.64              $8.37                N/A
  Accumulation units outstanding
  at the end of period                                                     72,877              55,789               N/A

JNL/MCM Global 15 Division303

  Accumulation unit value:
    Beginning of period                                                     $9.09              $6.32                N/A
    End of period                                                          $11.40              $9.09                N/A
  Accumulation units outstanding
  at the end of period                                                     65,763              49,662               N/A

JNL/MCM 25 Division303

  Accumulation unit value:
    Beginning of period                                                     $9.71              $6.98                N/A
    End of period                                                          $11.59              $9.71                N/A
  Accumulation units outstanding
  at the end of period                                                     81,191              57,024               N/A

JNL/MCM Select Small-Cap Division303

  Accumulation unit value:
    Beginning of period                                                    $16.17              $11.32               N/A
    End of period                                                          $17.83              $16.17               N/A
  Accumulation units outstanding
  at the end of period                                                     38,388              30,280               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division722

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       74                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division567

  Accumulation unit value:
    Beginning of period                                                    $14.17               N/A                 N/A
    End of period                                                          $16.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,980               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division445

  Accumulation unit value:
    Beginning of period                                                     $6.33              $6.26                N/A
    End of period                                                           $7.35              $6.33                N/A
  Accumulation units outstanding
  at the end of period                                                      6,256              3,020                N/A

JNL/FMR Balanced Division298

  Accumulation unit value:
    Beginning of period                                                     $9.23              $8.17                N/A
    End of period                                                           $9.89              $9.23                N/A
  Accumulation units outstanding
  at the end of period                                                     12,036              7,977                N/A

JNL/T. Rowe Price Value Division294

  Accumulation unit value:
    Beginning of period                                                    $11.36              $8.40                N/A
    End of period                                                          $12.83              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                     15,448              9,604                N/A

JNL/MCM S&P 500 Index Division309

  Accumulation unit value:
    Beginning of period                                                     $9.56              $7.71                N/A
    End of period                                                          $10.31              $9.56                N/A
  Accumulation units outstanding
  at the end of period                                                     57,881              48,300               N/A

JNL/MCM S&P 400 MidCap Index Division294

  Accumulation unit value:
    Beginning of period                                                    $11.12              $8.03                N/A
    End of period                                                          $12.62              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                     36,650              30,979               N/A

JNL/MCM Small Cap Index Division294

  Accumulation unit value:
    Beginning of period                                                    $11.24              $7.52                N/A
    End of period                                                          $12.93              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     31,465              28,642               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division294

  Accumulation unit value:
    Beginning of period                                                    $11.40              $7.92                N/A
    End of period                                                          $13.34              $11.40               N/A
  Accumulation units outstanding
  at the end of period                                                     33,798              32,049               N/A

JNL/MCM Bond Index Division309

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.67               N/A
    End of period                                                          $10.90              $10.74               N/A
  Accumulation units outstanding
  at the end of period                                                     16,926              17,605               N/A

JNL/Oppenheimer Global Growth Division294

  Accumulation unit value:
    Beginning of period                                                     $9.58              $6.51                N/A
    End of period                                                          $11.07              $9.58                N/A
  Accumulation units outstanding
  at the end of period                                                     10,185              2,684                N/A

JNL/Oppenheimer Growth Division294

  Accumulation unit value:
    Beginning of period                                                     $7.85              $6.80                N/A
    End of period                                                           $8.01              $7.85                N/A
  Accumulation units outstanding
  at the end of period                                                     10,732              9,432                N/A

JNL/AIM Large Cap Growth Division298

  Accumulation unit value:
    Beginning of period                                                    $10.17              $8.01                N/A
    End of period                                                          $10.96              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     11,041              7,819                N/A

JNL/AIM Small Cap Growth Division299

  Accumulation unit value:
    Beginning of period                                                    $11.16              $7.92                N/A
    End of period                                                          $11.69              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                      5,328              5,114                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division309

  Accumulation unit value:
    Beginning of period                                                     $9.30              $7.66                N/A
    End of period                                                           $9.08              $9.30                N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,388                N/A

JNL/Select Value Division403

  Accumulation unit value:
    Beginning of period                                                    $14.41              $13.07               N/A
    End of period                                                          $16.21              $14.41               N/A
  Accumulation units outstanding
  at the end of period                                                      4,908              1,921                N/A

JNL/MCM Nasdaq 15 Division709

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,886               N/A                 N/A

JNL/MCM Value Line 25 Division709

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,543               N/A                 N/A

JNL/MCM VIP Division706

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,259               N/A                 N/A

JNL/MCM JNL 5 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,012               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division296

  Accumulation unit value:
    Beginning of period                                                    $11.24              $9.66                N/A
    End of period                                                          $12.07              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     33,374              24,982               N/A

JNL/S&P Managed Growth Division326

  Accumulation unit value:
    Beginning of period                                                    $11.33              $10.00               N/A
    End of period                                                          $12.36              $11.33               N/A
  Accumulation units outstanding
  at the end of period                                                     38,108              21,395               N/A

JNL/S&P Managed Aggressive Growth Division335

  Accumulation unit value:
    Beginning of period                                                    $11.00              $9.48                N/A
    End of period                                                          $12.14              $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                     26,916              11,998               N/A

JNL/S&P Very Aggressive Growth Division I399

  Accumulation unit value:
    Beginning of period                                                    $10.61              $9.56                N/A
    End of period                                                          $10.81              $10.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 895                 N/A

JNL/S&P Equity Growth Division I326

  Accumulation unit value:
    Beginning of period                                                     $9.91              $8.30                N/A
    End of period                                                          $10.05              $9.91                N/A
  Accumulation units outstanding
  at the end of period                                                        -                20,426               N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division293

  Accumulation unit value:
    Beginning of period                                                    $10.16              $8.51                N/A
    End of period                                                          $10.30              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,716                N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division733

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       153                N/A                 N/A

JNL/S&P Managed Moderate Division679

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,175               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.05% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINED DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
5% ROLL-UP DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
5% ROLL-UP DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD
COMBINED DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH
COMBINATION 3% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division336

  Accumulation unit value:
    Beginning of period                                                    $22.42              $19.04               N/A
    End of period                                                          $24.53              $22.42               N/A
  Accumulation units outstanding
  at the end of period                                                     43,449              7,903                N/A

JNL/FMR Capital Growth Division386

  Accumulation unit value:
    Beginning of period                                                    $17.07              $14.84               N/A
    End of period                                                          $19.73              $17.07               N/A
  Accumulation units outstanding
  at the end of period                                                      3,823              1,005                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division644

  Accumulation unit value:
    Beginning of period                                                    $18.49               N/A                 N/A
    End of period                                                          $21.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       996                N/A                 N/A

JNL/Alger Growth Division405

  Accumulation unit value:
    Beginning of period                                                    $15.97              $15.01               N/A
    End of period                                                          $16.44              $15.97               N/A
  Accumulation units outstanding
  at the end of period                                                      7,941              2,826                N/A

JNL/Eagle Core Equity Division302

  Accumulation unit value:
    Beginning of period                                                    $15.63              $12.71               N/A
    End of period                                                          $16.29              $15.63               N/A
  Accumulation units outstanding
  at the end of period                                                     26,221              9,050                N/A

JNL/Eagle SmallCap Equity Division359

  Accumulation unit value:
    Beginning of period                                                    $15.93              $13.19               N/A
    End of period                                                          $18.55              $15.93               N/A
  Accumulation units outstanding
  at the end of period                                                     17,793              7,192                N/A

JNL/Select Balanced Division356

  Accumulation unit value:
    Beginning of period                                                    $19.91              $18.18               N/A
    End of period                                                          $21.63              $19.91               N/A
  Accumulation units outstanding
  at the end of period                                                     45,812              11,375               N/A

JNL/Putnam Equity Division293

  Accumulation unit value:
    Beginning of period                                                    $17.13              $13.77               N/A
    End of period                                                          $18.97              $17.13               N/A
  Accumulation units outstanding
  at the end of period                                                      2,589              1,840                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division408

  Accumulation unit value:
    Beginning of period                                                    $14.66              $13.91               N/A
    End of period                                                          $15.08              $14.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                14,253               N/A

JNL/Select Money Market Division420

  Accumulation unit value:
    Beginning of period                                                    $11.64              $11.69               N/A
    End of period                                                          $11.49              $11.64               N/A
  Accumulation units outstanding
  at the end of period                                                     44,722              7,714                N/A

JNL/Putnam Value Equity Division386

  Accumulation unit value:
    Beginning of period                                                    $17.32              $15.45               N/A
    End of period                                                          $18.62              $17.32               N/A
  Accumulation units outstanding
  at the end of period                                                     11,612              5,205                N/A

JNL/Salomon Brothers Strategic Bond Division385

  Accumulation unit value:
    Beginning of period                                                    $16.71              $15.90               N/A
    End of period                                                          $17.50              $16.71               N/A
  Accumulation units outstanding
  at the end of period                                                     40,551              8,828                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division394

  Accumulation unit value:
    Beginning of period                                                    $14.39              $14.12               N/A
    End of period                                                          $14.64              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                     37,681              13,262               N/A

JNL/T. Rowe Price Established Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $22.50              $18.10               N/A
    End of period                                                          $24.22              $22.50               N/A
  Accumulation units outstanding
  at the end of period                                                     21,832              8,622                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division336

  Accumulation unit value:
    Beginning of period                                                    $11.11              $9.15                N/A
    End of period                                                          $12.66              $11.11               N/A
  Accumulation units outstanding
  at the end of period                                                     12,809              6,152                N/A

JNL/T. Rowe Price Mid-Cap Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $27.19              $20.19               N/A
    End of period                                                          $31.44              $27.19               N/A
  Accumulation units outstanding
  at the end of period                                                     41,129              12,471               N/A

JNL/Alliance Capital Growth Division394

  Accumulation unit value:
    Beginning of period                                                     $9.12              $8.52                N/A
    End of period                                                           $9.50              $9.12                N/A
  Accumulation units outstanding
  at the end of period                                                     14,405              4,429                N/A

JNL/JPMorgan International Value Division420

  Accumulation unit value:
    Beginning of period                                                     $8.34              $7.14                N/A
    End of period                                                          $10.01              $8.34                N/A
  Accumulation units outstanding
  at the end of period                                                     125,519             6,869                N/A

JNL/PIMCO Total Return Bond Division302

  Accumulation unit value:
    Beginning of period                                                    $13.06              $12.89               N/A
    End of period                                                          $13.36              $13.06               N/A
  Accumulation units outstanding
  at the end of period                                                     99,545              22,170               N/A

JNL/Lazard Small Cap Value Division293

  Accumulation unit value:
    Beginning of period                                                    $12.38              $8.82                N/A
    End of period                                                          $14.00              $12.38               N/A
  Accumulation units outstanding
  at the end of period                                                     54,544              5,228                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division302

  Accumulation unit value:
    Beginning of period                                                    $13.49              $10.46               N/A
    End of period                                                          $16.49              $13.49               N/A
  Accumulation units outstanding
  at the end of period                                                     54,788              9,405                N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.18               N/A                 N/A
    End of period                                                          $12.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     75,211               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division302

  Accumulation unit value:
    Beginning of period                                                     $7.35              $5.81                N/A
    End of period                                                           $8.02              $7.35                N/A
  Accumulation units outstanding
  at the end of period                                                     36,280              6,737                N/A

JNL/MCM The DowSM 10 Division293

  Accumulation unit value:
    Beginning of period                                                     $9.22              $7.02                N/A
    End of period                                                           $9.29              $9.22                N/A
  Accumulation units outstanding
  at the end of period                                                     416,193             86,351               N/A

JNL/MCM The S&P(R) 10 Division293

  Accumulation unit value:
    Beginning of period                                                     $8.36              $7.02                N/A
    End of period                                                           $9.64              $8.36                N/A
  Accumulation units outstanding
  at the end of period                                                     414,523            104,748               N/A

JNL/MCM Global 15 Division369

  Accumulation unit value:
    Beginning of period                                                     $9.09              $7.87                N/A
    End of period                                                          $11.41              $9.09                N/A
  Accumulation units outstanding
  at the end of period                                                     363,072             83,825               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division293

  Accumulation unit value:
    Beginning of period                                                     $9.70              $7.12                N/A
    End of period                                                          $11.59              $9.70                N/A
  Accumulation units outstanding
  at the end of period                                                     371,020             86,154               N/A

JNL/MCM Select Small-Cap Division369

  Accumulation unit value:
    Beginning of period                                                    $16.18              $13.57               N/A
    End of period                                                          $17.85              $16.18               N/A
  Accumulation units outstanding
  at the end of period                                                     211,391             49,151               N/A

JNL/MCM Technology Sector Division513

  Accumulation unit value:
    Beginning of period                                                     $5.79               N/A                 N/A
    End of period                                                           $5.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,708               N/A                 N/A

JNL/MCM Healthcare Sector Division507

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $10.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,914               N/A                 N/A

JNL/MCM Financial Sector Division513

  Accumulation unit value:
    Beginning of period                                                    $11.01               N/A                 N/A
    End of period                                                          $11.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,500               N/A                 N/A

JNL/MCM Oil & Gas Sector Division513

  Accumulation unit value:
    Beginning of period                                                    $13.32               N/A                 N/A
    End of period                                                          $16.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,094               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division513

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,288               N/A                 N/A

JNL/MCM Communications Sector Division513

  Accumulation unit value:
    Beginning of period                                                     $4.14               N/A                 N/A
    End of period                                                           $4.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,922               N/A                 N/A

JNL/Putnam Midcap Growth Division385

  Accumulation unit value:
    Beginning of period                                                     $6.33              $5.50                N/A
    End of period                                                           $7.35              $6.33                N/A
  Accumulation units outstanding
  at the end of period                                                     15,777              6,900                N/A

JNL/FMR Balanced Division307

  Accumulation unit value:
    Beginning of period                                                     $9.23              $8.25                N/A
    End of period                                                           $9.89              $9.23                N/A
  Accumulation units outstanding
  at the end of period                                                     35,210              6,603                N/A

JNL/T. Rowe Price Value Division414

  Accumulation unit value:
    Beginning of period                                                    $11.36              $10.37               N/A
    End of period                                                          $12.82              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                     151,803             20,592               N/A

JNL/MCM S&P 500 Index Division356

  Accumulation unit value:
    Beginning of period                                                     $9.56              $8.43                N/A
    End of period                                                          $10.31              $9.56                N/A
  Accumulation units outstanding
  at the end of period                                                     207,347             32,670               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division356

  Accumulation unit value:
    Beginning of period                                                    $11.12              $9.33                N/A
    End of period                                                          $12.62              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                     97,550              14,695               N/A

JNL/MCM Small Cap Index Division293

  Accumulation unit value:
    Beginning of period                                                    $11.24              $7.70                N/A
    End of period                                                          $12.93              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     95,771              19,723               N/A

JNL/MCM International Index Division369

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.36                N/A
    End of period                                                          $13.37              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                     88,817              22,997               N/A

JNL/MCM Bond Index Division356

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.93               N/A
    End of period                                                          $10.90              $10.74               N/A
  Accumulation units outstanding
  at the end of period                                                     82,028              16,272               N/A

JNL/Oppenheimer Global Growth Division349

  Accumulation unit value:
    Beginning of period                                                     $9.58              $7.86                N/A
    End of period                                                          $11.07              $9.58                N/A
  Accumulation units outstanding
  at the end of period                                                     67,111              22,050               N/A

JNL/Oppenheimer Growth Division336

  Accumulation unit value:
    Beginning of period                                                     $7.85              $7.28                N/A
    End of period                                                           $8.01              $7.85                N/A
  Accumulation units outstanding
  at the end of period                                                     17,496              8,419                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $10.17              $8.36                N/A
    End of period                                                          $10.96              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     48,918              11,809               N/A

JNL/AIM Small Cap Growth Division386

  Accumulation unit value:
    Beginning of period                                                    $11.16              $9.53                N/A
    End of period                                                          $11.69              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                     20,383              14,712               N/A

JNL/AIM Premier Equity II Division436

  Accumulation unit value:
    Beginning of period                                                     $9.30              $8.88                N/A
    End of period                                                           $9.08              $9.30                N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,863                N/A

JNL/Select Value Division386

  Accumulation unit value:
    Beginning of period                                                    $14.41              $12.41               N/A
    End of period                                                          $16.21              $14.41               N/A
  Accumulation units outstanding
  at the end of period                                                     29,589              3,925                N/A

JNL/MCM Nasdaq 15 Division692

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       530                N/A                 N/A

JNL/MCM Value Line 25 Division685

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,824               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division684

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,695               N/A                 N/A

JNL/MCM JNL 5 Division684

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,438               N/A                 N/A

JNL/S&P Managed Moderate Growth Division365

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.58               N/A
    End of period                                                          $12.08              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                     345,178            102,216               N/A

JNL/S&P Managed Growth Division307

  Accumulation unit value:
    Beginning of period                                                    $11.32              $9.36                N/A
    End of period                                                          $12.36              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                     712,536            152,494               N/A

JNL/S&P Managed Aggressive Growth Division405

  Accumulation unit value:
    Beginning of period                                                    $11.00              $10.30               N/A
    End of period                                                          $12.14              $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                     391,537             54,331               N/A

JNL/S&P Very Aggressive Growth Division I318

  Accumulation unit value:
    Beginning of period                                                    $10.61              $8.53                N/A
    End of period                                                          $10.81              $10.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                4,078                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I293

  Accumulation unit value:
    Beginning of period                                                     $9.91              $7.81                N/A
    End of period                                                          $10.05              $9.91                N/A
  Accumulation units outstanding
  at the end of period                                                        -                45,537               N/A

JNL/S&P Equity Aggressive Growth Division I302

  Accumulation unit value:
    Beginning of period                                                    $10.13              $7.82                N/A
    End of period                                                          $10.31              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                27,925               N/A

JNL/S&P Core Index 50 Division493

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division293

  Accumulation unit value:
    Beginning of period                                                    $10.16              $8.51                N/A
    End of period                                                          $10.30              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                17,552               N/A

JNL/S&P Core Index 75 Division471

  Accumulation unit value:
    Beginning of period                                                    $10.02              $9.63                N/A
    End of period                                                          $10.19              $10.02               N/A
  Accumulation units outstanding
  at the end of period                                                        -                45,444               N/A

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,808               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division676

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,012               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.06% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMPOUNDING DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
EARNINGSMAX AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division306

  Accumulation unit value:
    Beginning of period                                                    $22.40              $17.10               N/A
    End of period                                                          $24.50              $22.40               N/A
  Accumulation units outstanding
  at the end of period                                                     14,886              16,812               N/A

JNL/FMR Capital Growth Division387

  Accumulation unit value:
    Beginning of period                                                    $17.06              $14.95               N/A
    End of period                                                          $19.71              $17.06               N/A
  Accumulation units outstanding
  at the end of period                                                      2,288              2,117                N/A

JNL/Select Global Growth Division657

  Accumulation unit value:
    Beginning of period                                                    $19.05               N/A                 N/A
    End of period                                                          $21.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,445               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division283

  Accumulation unit value:
    Beginning of period                                                    $15.96              $11.57               N/A
    End of period                                                          $16.42              $15.96               N/A
  Accumulation units outstanding
  at the end of period                                                     35,957              33,877               N/A

JNL/Eagle Core Equity Division289

  Accumulation unit value:
    Beginning of period                                                    $15.62              $12.51               N/A
    End of period                                                          $16.27              $15.62               N/A
  Accumulation units outstanding
  at the end of period                                                     63,923              43,919               N/A

JNL/Eagle SmallCap Equity Division281

  Accumulation unit value:
    Beginning of period                                                    $15.92              $10.29               N/A
    End of period                                                          $18.53              $15.92               N/A
  Accumulation units outstanding
  at the end of period                                                     66,339              30,757               N/A

JNL/Select Balanced Division284

  Accumulation unit value:
    Beginning of period                                                    $19.89              $15.77               N/A
    End of period                                                          $21.61              $19.89               N/A
  Accumulation units outstanding
  at the end of period                                                     203,410             75,488               N/A

JNL/Putnam Equity Division350

  Accumulation unit value:
    Beginning of period                                                    $17.11              $15.56               N/A
    End of period                                                          $18.95              $17.11               N/A
  Accumulation units outstanding
  at the end of period                                                      4,478              3,951                N/A

JNL/PPM America High Yield Bond Division289

  Accumulation unit value:
    Beginning of period                                                    $14.64              $12.99               N/A
    End of period                                                          $15.07              $14.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                75,494               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division274

  Accumulation unit value:
    Beginning of period                                                    $11.63              $11.79               N/A
    End of period                                                          $11.48              $11.63               N/A
  Accumulation units outstanding
  at the end of period                                                     140,976            101,889               N/A

JNL/Putnam Value Equity Division283

  Accumulation unit value:
    Beginning of period                                                    $17.30              $13.18               N/A
    End of period                                                          $18.61              $17.30               N/A
  Accumulation units outstanding
  at the end of period                                                     52,838              32,436               N/A

JNL/Salomon Brothers Strategic Bond Division289

  Accumulation unit value:
    Beginning of period                                                    $16.69              $15.41               N/A
    End of period                                                          $17.48              $16.69               N/A
  Accumulation units outstanding
  at the end of period                                                     84,017              26,557               N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division279

  Accumulation unit value:
    Beginning of period                                                    $14.37              $14.68               N/A
    End of period                                                          $14.62              $14.37               N/A
  Accumulation units outstanding
  at the end of period                                                     68,559              48,232               N/A

JNL/T. Rowe Price Established Growth Division289

  Accumulation unit value:
    Beginning of period                                                    $22.48              $17.35               N/A
    End of period                                                          $24.20              $22.48               N/A
  Accumulation units outstanding
  at the end of period                                                     100,210             26,084               N/A

JNL/JPMorgan International Equity Division289

  Accumulation unit value:
    Beginning of period                                                    $11.10              $8.14                N/A
    End of period                                                          $12.65              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                     50,017              19,015               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division283

  Accumulation unit value:
    Beginning of period                                                    $27.17              $18.82               N/A
    End of period                                                          $31.41              $27.17               N/A
  Accumulation units outstanding
  at the end of period                                                     64,393              32,109               N/A

JNL/Alliance Capital Growth Division293

  Accumulation unit value:
    Beginning of period                                                     $9.12              $7.77                N/A
    End of period                                                           $9.49              $9.12                N/A
  Accumulation units outstanding
  at the end of period                                                      9,146              3,794                N/A

JNL/JPMorgan International Value Division293

  Accumulation unit value:
    Beginning of period                                                     $8.33              $5.78                N/A
    End of period                                                          $10.00              $8.33                N/A
  Accumulation units outstanding
  at the end of period                                                     155,420             30,027               N/A

JNL/PIMCO Total Return Bond Division281

  Accumulation unit value:
    Beginning of period                                                    $13.05              $12.96               N/A
    End of period                                                          $13.35              $13.05               N/A
  Accumulation units outstanding
  at the end of period                                                     297,656            150,453               N/A

JNL/Lazard Small Cap Value Division283

  Accumulation unit value:
    Beginning of period                                                    $12.38              $8.51                N/A
    End of period                                                          $13.99              $12.38               N/A
  Accumulation units outstanding
  at the end of period                                                     132,313             43,596               N/A

JNL/Lazard Mid Cap Value Division279

  Accumulation unit value:
    Beginning of period                                                    $13.49              $10.19               N/A
    End of period                                                          $16.48              $13.49               N/A
  Accumulation units outstanding
  at the end of period                                                     113,701             56,467               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.17               N/A                 N/A
    End of period                                                          $12.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     680,730              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division279

  Accumulation unit value:
    Beginning of period                                                     $7.36              $5.52                N/A
    End of period                                                           $8.02              $7.36                N/A
  Accumulation units outstanding
  at the end of period                                                     66,907              39,384               N/A

JNL/MCM The DowSM 10 Division268

  Accumulation unit value:
    Beginning of period                                                     $9.22              $6.65                N/A
    End of period                                                           $9.29              $9.22                N/A
  Accumulation units outstanding
  at the end of period                                                    1,217,080           534,837               N/A

JNL/MCM The S&P(R) 10 Division268

  Accumulation unit value:
    Beginning of period                                                     $8.36              $6.65                N/A
    End of period                                                           $9.64              $8.36                N/A
  Accumulation units outstanding
  at the end of period                                                    1,063,204           534,919               N/A

JNL/MCM Global 15 Division268

  Accumulation unit value:
    Beginning of period                                                     $9.08              $6.33                N/A
    End of period                                                          $11.40              $9.08                N/A
  Accumulation units outstanding
  at the end of period                                                     936,408            368,577               N/A

JNL/MCM 25 Division268

  Accumulation unit value:
    Beginning of period                                                     $9.70              $6.75                N/A
    End of period                                                          $11.58              $9.70                N/A
  Accumulation units outstanding
  at the end of period                                                     981,180            397,436               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division268

  Accumulation unit value:
    Beginning of period                                                    $16.15              $10.20               N/A
    End of period                                                          $17.82              $16.15               N/A
  Accumulation units outstanding
  at the end of period                                                     533,237            229,487               N/A

JNL/MCM Technology Sector Division485

  Accumulation unit value:
    Beginning of period                                                     $5.59              $5.60                N/A
    End of period                                                           $5.54              $5.59                N/A
  Accumulation units outstanding
  at the end of period                                                     164,408              139                 N/A

JNL/MCM Healthcare Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.28              $10.09               N/A
    End of period                                                          $10.42              $10.28               N/A
  Accumulation units outstanding
  at the end of period                                                     119,368              929                 N/A

JNL/MCM Financial Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.34               N/A
    End of period                                                          $11.73              $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                     58,020               757                 N/A

JNL/MCM Oil & Gas Sector Division485

  Accumulation unit value:
    Beginning of period                                                    $12.88              $12.95               N/A
    End of period                                                          $16.82              $12.88               N/A
  Accumulation units outstanding
  at the end of period                                                     87,442                40                 N/A

JNL/MCM Consumer Brands Sector Division485

  Accumulation unit value:
    Beginning of period                                                     $9.76              $9.75                N/A
    End of period                                                          $10.53              $9.76                N/A
  Accumulation units outstanding
  at the end of period                                                     24,810                27                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division485

  Accumulation unit value:
    Beginning of period                                                     $3.82              $3.80                N/A
    End of period                                                           $4.40              $3.82                N/A
  Accumulation units outstanding
  at the end of period                                                     140,210              137                 N/A

JNL/Putnam Midcap Growth Division279

  Accumulation unit value:
    Beginning of period                                                     $6.32              $4.65                N/A
    End of period                                                           $7.35              $6.32                N/A
  Accumulation units outstanding
  at the end of period                                                     45,666              27,830               N/A

JNL/FMR Balanced Division279

  Accumulation unit value:
    Beginning of period                                                     $9.22              $8.10                N/A
    End of period                                                           $9.89              $9.22                N/A
  Accumulation units outstanding
  at the end of period                                                     109,669            155,620               N/A

JNL/T. Rowe Price Value Division282

  Accumulation unit value:
    Beginning of period                                                    $11.36              $8.06                N/A
    End of period                                                          $12.82              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                     252,047             93,957               N/A

JNL/MCM S&P 500 Index Division269

  Accumulation unit value:
    Beginning of period                                                     $9.56              $7.25                N/A
    End of period                                                          $10.31              $9.56                N/A
  Accumulation units outstanding
  at the end of period                                                     761,797            372,550               N/A

JNL/MCM S&P 400 MidCap Index Division269

  Accumulation unit value:
    Beginning of period                                                    $11.12              $7.81                N/A
    End of period                                                          $12.61              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                     427,257            194,555               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division269

  Accumulation unit value:
    Beginning of period                                                    $11.24              $7.35                N/A
    End of period                                                          $12.93              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     404,112            194,768               N/A

JNL/MCM International Index Division269

  Accumulation unit value:
    Beginning of period                                                    $11.39              $8.04                N/A
    End of period                                                          $13.34              $11.39               N/A
  Accumulation units outstanding
  at the end of period                                                     330,036            122,165               N/A

JNL/MCM Bond Index Division269

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.66               N/A
    End of period                                                          $10.90              $10.74               N/A
  Accumulation units outstanding
  at the end of period                                                     317,614            131,891               N/A

JNL/Oppenheimer Global Growth Division283

  Accumulation unit value:
    Beginning of period                                                     $9.58              $6.32                N/A
    End of period                                                          $11.07              $9.58                N/A
  Accumulation units outstanding
  at the end of period                                                     129,803             60,866               N/A

JNL/Oppenheimer Growth Division289

  Accumulation unit value:
    Beginning of period                                                     $7.84              $6.90                N/A
    End of period                                                           $8.01              $7.84                N/A
  Accumulation units outstanding
  at the end of period                                                     34,780              13,223               N/A

JNL/AIM Large Cap Growth Division284

  Accumulation unit value:
    Beginning of period                                                    $10.17              $7.59                N/A
    End of period                                                          $10.95              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     130,999             54,757               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division281

  Accumulation unit value:
    Beginning of period                                                    $11.16              $7.61                N/A
    End of period                                                          $11.68              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                     76,706              42,639               N/A

JNL/AIM Premier Equity II Division302

  Accumulation unit value:
    Beginning of period                                                     $9.37              $7.59                N/A
    End of period                                                           $9.14              $9.37                N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,683                N/A

JNL/Select Value Division293

  Accumulation unit value:
    Beginning of period                                                    $14.41              $10.80               N/A
    End of period                                                          $16.20              $14.41               N/A
  Accumulation units outstanding
  at the end of period                                                     83,044              20,479               N/A

JNL/MCM Nasdaq 15 Division695

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,570               N/A                 N/A

JNL/MCM Value Line 25 Division677

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     82,118               N/A                 N/A

JNL/MCM VIP Division678

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     135,001              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division678

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     137,804              N/A                 N/A

JNL/S&P Managed Moderate Growth Division275

  Accumulation unit value:
    Beginning of period                                                    $11.23              $9.48                N/A
    End of period                                                          $12.06              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     681,397            257,024               N/A

JNL/S&P Managed Growth Division277

  Accumulation unit value:
    Beginning of period                                                    $11.32              $9.16                N/A
    End of period                                                          $12.35              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                    1,315,143           550,709               N/A

JNL/S&P Managed Aggressive Growth Division278

  Accumulation unit value:
    Beginning of period                                                    $10.99              $8.50                N/A
    End of period                                                          $12.13              $10.99               N/A
  Accumulation units outstanding
  at the end of period                                                    1,004,055           142,161               N/A

JNL/S&P Very Aggressive Growth Division I393

  Accumulation unit value:
    Beginning of period                                                    $10.60              $9.58                N/A
    End of period                                                          $10.80              $10.60               N/A
  Accumulation units outstanding
  at the end of period                                                        -                85,150               N/A

JNL/S&P Equity Growth Division I289

  Accumulation unit value:
    Beginning of period                                                     $9.90              $7.53                N/A
    End of period                                                          $10.04              $9.90                N/A
  Accumulation units outstanding
  at the end of period                                                        -               111,824               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I268

  Accumulation unit value:
    Beginning of period                                                    $10.13              $7.33                N/A
    End of period                                                          $10.30              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                70,918               N/A

JNL/S&P Core Index 50 Division392

  Accumulation unit value:
    Beginning of period                                                     $9.86              $8.83                N/A
    End of period                                                          $10.01              $9.86                N/A
  Accumulation units outstanding
  at the end of period                                                        -                14,006               N/A

JNL/S&P Core Index 100 Division320

  Accumulation unit value:
    Beginning of period                                                    $10.15              $8.71                N/A
    End of period                                                          $10.29              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                42,579               N/A

JNL/S&P Core Index 75 Division359

  Accumulation unit value:
    Beginning of period                                                    $10.02              $8.86                N/A
    End of period                                                          $10.19              $10.02               N/A
  Accumulation units outstanding
  at the end of period                                                        -                19,738               N/A

JNL/S&P Managed Conservative Division682

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     37,823               N/A                 N/A

JNL/S&P Managed Moderate Division686

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     82,507               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.07% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3%
COMPOUNDING DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 3%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 3%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division713

  Accumulation unit value:
    Beginning of period                                                    $19.02               N/A                 N/A
    End of period                                                          $19.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       545                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division285

  Accumulation unit value:
    Beginning of period                                                    $19.88              $15.63               N/A
    End of period                                                          $21.59              $19.88               N/A
  Accumulation units outstanding
  at the end of period                                                       276                277                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division285

  Accumulation unit value:
    Beginning of period                                                    $14.63              $12.96               N/A
    End of period                                                          $15.05              $14.63               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 167                 N/A

JNL/Select Money Market Division303

  Accumulation unit value:
    Beginning of period                                                    $11.62              $11.76               N/A
    End of period                                                          $11.47              $11.62               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division724

  Accumulation unit value:
    Beginning of period                                                    $17.41               N/A                 N/A
    End of period                                                          $17.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       837                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division713

  Accumulation unit value:
    Beginning of period                                                    $23.52               N/A                 N/A
    End of period                                                          $24.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,327               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division285

  Accumulation unit value:
    Beginning of period                                                    $27.14              $18.16               N/A
    End of period                                                          $31.38              $27.14               N/A
  Accumulation units outstanding
  at the end of period                                                       798                119                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division285

  Accumulation unit value:
    Beginning of period                                                    $13.04              $12.96               N/A
    End of period                                                          $13.34              $13.04               N/A
  Accumulation units outstanding
  at the end of period                                                      3,390               603                 N/A

JNL/Lazard Small Cap Value Division713

  Accumulation unit value:
    Beginning of period                                                    $13.66               N/A                 N/A
    End of period                                                          $13.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       756                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.17               N/A                 N/A
    End of period                                                          $12.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,375               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division351

  Accumulation unit value:
    Beginning of period                                                     $7.35              $6.67                N/A
    End of period                                                           $8.02              $7.35                N/A
  Accumulation units outstanding
  at the end of period                                                       504                536                 N/A

JNL/MCM The DowSM 10 Division398

  Accumulation unit value:
    Beginning of period                                                     $9.21              $8.10                N/A
    End of period                                                           $9.28              $9.21                N/A
  Accumulation units outstanding
  at the end of period                                                     10,286              1,197                N/A

JNL/MCM The S&P(R) 10 Division398

  Accumulation unit value:
    Beginning of period                                                     $8.36              $7.51                N/A
    End of period                                                           $9.63              $8.36                N/A
  Accumulation units outstanding
  at the end of period                                                      9,994              1,290                N/A

JNL/MCM Global 15 Division398

  Accumulation unit value:
    Beginning of period                                                     $9.08              $8.42                N/A
    End of period                                                          $11.39              $9.08                N/A
  Accumulation units outstanding
  at the end of period                                                      8,350              1,162                N/A

JNL/MCM 25 Division398

  Accumulation unit value:
    Beginning of period                                                     $9.70              $8.25                N/A
    End of period                                                          $11.58              $9.70                N/A
  Accumulation units outstanding
  at the end of period                                                      8,223              1,178                N/A

JNL/MCM Select Small-Cap Division398

  Accumulation unit value:
    Beginning of period                                                    $16.15              $14.13               N/A
    End of period                                                          $17.81              $16.15               N/A
  Accumulation units outstanding
  at the end of period                                                      5,506               682                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division713

  Accumulation unit value:
    Beginning of period                                                    $17.35               N/A                 N/A
    End of period                                                          $16.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       599                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division351

  Accumulation unit value:
    Beginning of period                                                     $9.22              $8.88                N/A
    End of period                                                           $9.88              $9.22                N/A
  Accumulation units outstanding
  at the end of period                                                      1,136              1,207                N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division717

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,555               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division717

  Accumulation unit value:
    Beginning of period                                                    $12.24               N/A                 N/A
    End of period                                                          $12.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,540               N/A                 N/A

JNL/MCM Small Cap Index Division717

  Accumulation unit value:
    Beginning of period                                                    $12.76               N/A                 N/A
    End of period                                                          $12.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,278               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division643

  Accumulation unit value:
    Beginning of period                                                    $11.28               N/A                 N/A
    End of period                                                          $13.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,699               N/A                 N/A

JNL/MCM Bond Index Division717

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,850               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division285

  Accumulation unit value:
    Beginning of period                                                     $7.84              $6.40                N/A
    End of period                                                           $8.01              $7.84                N/A
  Accumulation units outstanding
  at the end of period                                                       337                338                 N/A

JNL/AIM Large Cap Growth Division569

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       552                N/A                 N/A

JNL/AIM Small Cap Growth Division285

  Accumulation unit value:
    Beginning of period                                                    $11.16              $7.40                N/A
    End of period                                                          $11.68              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                       292                292                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division285

  Accumulation unit value:
    Beginning of period                                                     $9.30              $6.98                N/A
    End of period                                                           $9.08              $9.30                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 620                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division724

  Accumulation unit value:
    Beginning of period                                                    $11.22               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       649                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division715

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,729               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division296

  Accumulation unit value:
    Beginning of period                                                    $11.23              $9.65                N/A
    End of period                                                          $12.05              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     28,148              14,311               N/A

JNL/S&P Managed Growth Division296

  Accumulation unit value:
    Beginning of period                                                    $11.31              $9.34                N/A
    End of period                                                          $12.34              $11.31               N/A
  Accumulation units outstanding
  at the end of period                                                     31,306              10,382               N/A

JNL/S&P Managed Aggressive Growth Division296

  Accumulation unit value:
    Beginning of period                                                    $10.99              $8.68                N/A
    End of period                                                          $12.12              $10.99               N/A
  Accumulation units outstanding
  at the end of period                                                      8,216              4,901                N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division643

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.095% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND PREMIUM CREDIT 2% PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 2%
COMBINED DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
COMBINED DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 2%
EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% 20% ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL
  AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $22.33              $16.84             $21.37
    End of period                                                          $24.42              $22.33             $16.84
  Accumulation units outstanding
  at the end of period                                                      6,921               696                 287

JNL/FMR Capital Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $17.00              $12.80             $16.43
    End of period                                                          $19.65              $17.00             $12.80
  Accumulation units outstanding
  at the end of period                                                       782               1,309                583

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $15.92              $12.01             $16.73
    End of period                                                          $16.37              $15.92             $12.01
  Accumulation units outstanding
  at the end of period                                                      5,284              8,478               2,468

JNL/Eagle Core Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $15.58              $12.78             $16.16
    End of period                                                          $16.23              $15.58             $12.78
  Accumulation units outstanding
  at the end of period                                                      7,987              7,976               7,701

JNL/Eagle SmallCap Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $15.88              $11.59             $15.94
    End of period                                                          $18.48              $15.88             $11.59
  Accumulation units outstanding
  at the end of period                                                      6,535              4,993               3,042

JNL/Select Balanced Division118

  Accumulation unit value:
    Beginning of period                                                    $19.84              $16.66             $18.17
    End of period                                                          $21.54              $19.84             $16.66
  Accumulation units outstanding
  at the end of period                                                     17,803              8,722               4,116

JNL/Putnam Equity Division381

  Accumulation unit value:
    Beginning of period                                                    $17.06              $14.99               N/A
    End of period                                                          $18.89              $17.06               N/A
  Accumulation units outstanding
  at the end of period                                                       230                 -                  N/A

JNL/PPM America High Yield Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $14.60              $12.56             $12.64
    End of period                                                          $15.02              $14.60             $12.56
  Accumulation units outstanding
  at the end of period                                                        -                64,383             16,391






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division219

  Accumulation unit value:
    Beginning of period                                                    $11.59              $11.78             $11.81
    End of period                                                          $11.44              $11.59             $11.78
  Accumulation units outstanding
  at the end of period                                                     12,915              3,218               2,523

JNL/Putnam Value Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $17.25              $14.14             $17.61
    End of period                                                          $18.54              $17.25             $14.14
  Accumulation units outstanding
  at the end of period                                                      3,162              1,988                305

JNL/Salomon Brothers Strategic Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $16.64              $14.97             $14.41
    End of period                                                          $17.42              $16.64             $14.97
  Accumulation units outstanding
  at the end of period                                                      6,628              6,108               2,486

JNL/Salomon Brothers U.S. Government & Quality Bond Division117

  Accumulation unit value:
    Beginning of period                                                    $14.33              $14.46             $13.41
    End of period                                                          $14.57              $14.33             $14.46
  Accumulation units outstanding
  at the end of period                                                      6,973              6,822               6,593

JNL/T. Rowe Price Established Growth Division117

  Accumulation unit value:
    Beginning of period                                                    $22.41              $17.53             $21.78
    End of period                                                          $24.12              $22.41             $17.53
  Accumulation units outstanding
  at the end of period                                                     14,950              13,641              4,819

JNL/JPMorgan International Equity Division227

  Accumulation unit value:
    Beginning of period                                                    $11.07              $8.79               $9.01
    End of period                                                          $12.61              $11.07              $8.79
  Accumulation units outstanding
  at the end of period                                                     17,407              9,096               8,505






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $27.09              $19.96             $25.92
    End of period                                                          $31.31              $27.09             $19.96
  Accumulation units outstanding
  at the end of period                                                     11,404              8,663               5,074

JNL/Alliance Capital Growth Division136

  Accumulation unit value:
    Beginning of period                                                     $9.10              $7.47               $9.12
    End of period                                                           $9.47              $9.10               $7.47
  Accumulation units outstanding
  at the end of period                                                      2,789              9,322               5,997

JNL/JPMorgan International Value Division227

  Accumulation unit value:
    Beginning of period                                                     $8.32              $6.09               $6.14
    End of period                                                           $9.98              $8.32               $6.09
  Accumulation units outstanding
  at the end of period                                                     26,535              17,303              6,476

JNL/PIMCO Total Return Bond Division117

  Accumulation unit value:
    Beginning of period                                                    $13.02              $12.69             $12.08
    End of period                                                          $13.32              $13.02             $12.69
  Accumulation units outstanding
  at the end of period                                                     72,830              47,633             22,994

JNL/Lazard Small Cap Value Division128

  Accumulation unit value:
    Beginning of period                                                    $12.36              $9.09              $11.09
    End of period                                                          $13.96              $12.36              $9.09
  Accumulation units outstanding
  at the end of period                                                     29,887              10,194              7,521

JNL/Lazard Mid Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $13.46              $10.67             $13.08
    End of period                                                          $16.44              $13.46             $10.67
  Accumulation units outstanding
  at the end of period                                                     19,585              10,125              7,564






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.15               N/A                 N/A
    End of period                                                          $12.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     76,541               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division118

  Accumulation unit value:
    Beginning of period                                                     $7.35              $5.81               $7.44
    End of period                                                           $8.00              $7.35               $5.81
  Accumulation units outstanding
  at the end of period                                                      7,762              5,483               2,255

JNL/MCM The DowSM 10 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.20              $7.47               $9.22
    End of period                                                           $9.27              $9.20               $7.47
  Accumulation units outstanding
  at the end of period                                                     52,829              35,044              2,848

JNL/MCM The S&P(R) 10 Division240

  Accumulation unit value:
    Beginning of period                                                     $8.35              $7.17               $7.30
    End of period                                                           $9.62              $8.35               $7.17
  Accumulation units outstanding
  at the end of period                                                     36,489              18,342               839

JNL/MCM Global 15 Division240

  Accumulation unit value:
    Beginning of period                                                     $9.07              $6.95               $7.17
    End of period                                                          $11.37              $9.07               $6.95
  Accumulation units outstanding
  at the end of period                                                     31,454              18,285               854

JNL/MCM 25 Division240

  Accumulation unit value:
    Beginning of period                                                     $9.68              $7.45               $7.48
    End of period                                                          $11.56              $9.68               $7.45
  Accumulation units outstanding
  at the end of period                                                     36,601              17,968               818






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division240

  Accumulation unit value:
    Beginning of period                                                    $16.13              $11.13             $11.10
    End of period                                                          $17.78              $16.13             $11.13
  Accumulation units outstanding
  at the end of period                                                     18,251              10,382               551

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division530

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $10.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,101               N/A                 N/A

JNL/MCM Financial Sector Division530

  Accumulation unit value:
    Beginning of period                                                    $11.34               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,998               N/A                 N/A

JNL/MCM Oil & Gas Sector Division530

  Accumulation unit value:
    Beginning of period                                                    $13.97               N/A                 N/A
    End of period                                                          $16.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,178               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division530

  Accumulation unit value:
    Beginning of period                                                     $4.22               N/A                 N/A
    End of period                                                           $4.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,372               N/A                 N/A

JNL/Putnam Midcap Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $6.32              $4.83               $6.51
    End of period                                                           $7.34              $6.32               $4.83
  Accumulation units outstanding
  at the end of period                                                      7,597              1,993                 -

JNL/FMR Balanced Division118

  Accumulation unit value:
    Beginning of period                                                     $9.21              $8.27               $9.05
    End of period                                                           $9.87              $9.21               $8.27
  Accumulation units outstanding
  at the end of period                                                     11,167              12,166              5,827

JNL/T. Rowe Price Value Division117

  Accumulation unit value:
    Beginning of period                                                    $11.34              $8.92              $11.26
    End of period                                                          $12.80              $11.34              $8.92
  Accumulation units outstanding
  at the end of period                                                     48,253              20,886             13,561

JNL/MCM S&P 500 Index Division118

  Accumulation unit value:
    Beginning of period                                                     $9.55              $7.64               $9.66
    End of period                                                          $10.30              $9.55               $7.64
  Accumulation units outstanding
  at the end of period                                                     18,667              17,495              3,387

JNL/MCM S&P 400 MidCap Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.11              $8.43              $10.81
    End of period                                                          $12.60              $11.11              $8.43
  Accumulation units outstanding
  at the end of period                                                     12,357              11,011              1,496






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.23              $7.86              $10.53
    End of period                                                          $12.91              $11.23              $7.86
  Accumulation units outstanding
  at the end of period                                                     17,316              10,906              1,538

JNL/MCM International Index Division269

  Accumulation unit value:
    Beginning of period                                                    $11.39              $8.04                N/A
    End of period                                                          $13.32              $11.39               N/A
  Accumulation units outstanding
  at the end of period                                                     16,514              11,540               N/A

JNL/MCM Bond Index Division177

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.64             $10.40
    End of period                                                          $10.89              $10.73             $10.64
  Accumulation units outstanding
  at the end of period                                                     13,757              8,620               2,296

JNL/Oppenheimer Global Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.57              $6.95               $9.13
    End of period                                                          $11.05              $9.57               $6.95
  Accumulation units outstanding
  at the end of period                                                     22,287              19,629              4,327

JNL/Oppenheimer Growth Division192

  Accumulation unit value:
    Beginning of period                                                     $9.57              $6.79               $7.12
    End of period                                                           $8.00              $9.57               $6.79
  Accumulation units outstanding
  at the end of period                                                       943                947                 920

JNL/AIM Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.16              $7.98              $10.17
    End of period                                                          $10.94              $10.16              $7.98
  Accumulation units outstanding
  at the end of period                                                      9,888              4,846               5,578






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division227

  Accumulation unit value:
    Beginning of period                                                    $11.15              $8.23               $8.44
    End of period                                                          $11.67              $11.15              $8.23
  Accumulation units outstanding
  at the end of period                                                     15,862              15,016              5,812

JNL/AIM Premier Equity II Division227

  Accumulation unit value:
    Beginning of period                                                     $9.29              $7.74               $8.02
    End of period                                                           $9.07              $9.29               $7.74
  Accumulation units outstanding
  at the end of period                                                        -                7,546               5,956

JNL/Select Value Division241

  Accumulation unit value:
    Beginning of period                                                    $14.40              $10.91             $11.23
    End of period                                                          $16.19              $14.40             $10.91
  Accumulation units outstanding
  at the end of period                                                      1,985              1,956               1,135

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division730

  Accumulation unit value:
    Beginning of period                                                    $10.97               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,006               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.21              $9.72              $10.77
    End of period                                                          $12.03              $11.21              $9.72
  Accumulation units outstanding
  at the end of period                                                     126,132             60,378             10,828

JNL/S&P Managed Growth Division117

  Accumulation unit value:
    Beginning of period                                                    $11.29              $9.47              $10.96
    End of period                                                          $12.32              $11.29              $9.47
  Accumulation units outstanding
  at the end of period                                                     107,639             70,104             10,063

JNL/S&P Managed Aggressive Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.97              $8.84              $10.88
    End of period                                                          $12.10              $10.97              $8.84
  Accumulation units outstanding
  at the end of period                                                     53,387              16,363             12,660

JNL/S&P Very Aggressive Growth Division I320

  Accumulation unit value:
    Beginning of period                                                    $10.58              $8.52                N/A
    End of period                                                          $10.78              $10.58               N/A
  Accumulation units outstanding
  at the end of period                                                        -                18,052               N/A

JNL/S&P Equity Growth Division I118

  Accumulation unit value:
    Beginning of period                                                     $9.88              $7.79              $10.03
    End of period                                                          $10.02              $9.88               $7.79
  Accumulation units outstanding
  at the end of period                                                        -                 697                5,161






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I117

  Accumulation unit value:
    Beginning of period                                                    $10.11              $7.94              $10.14
    End of period                                                          $10.28              $10.11              $7.94
  Accumulation units outstanding
  at the end of period                                                        -                1,951                642

JNL/S&P Core Index 50 Division558

  Accumulation unit value:
    Beginning of period                                                    $10.06               N/A                 N/A
    End of period                                                          $10.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division118

  Accumulation unit value:
    Beginning of period                                                    $10.15              $8.49               $9.85
    End of period                                                          $10.29              $10.15              $8.49
  Accumulation units outstanding
  at the end of period                                                        -                 278                 978

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division685

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       194                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.10% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
5% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division94

  Accumulation unit value:
    Beginning of period                                                    $22.32              $16.83             $22.04
    End of period                                                          $24.41              $22.32             $16.83
  Accumulation units outstanding
  at the end of period                                                     15,626                -                   -

JNL/FMR Capital Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $17.00              $12.80             $16.42
    End of period                                                          $19.64              $17.00             $12.80
  Accumulation units outstanding
  at the end of period                                                       320                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division710

  Accumulation unit value:
    Beginning of period                                                    $21.08               N/A                 N/A
    End of period                                                          $21.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       59                 N/A                 N/A

JNL/Alger Growth Division114

  Accumulation unit value:
    Beginning of period                                                    $15.91              $12.01             $16.23
    End of period                                                          $16.36              $15.91             $12.01
  Accumulation units outstanding
  at the end of period                                                      1,318                -                   -

JNL/Eagle Core Equity Division72

  Accumulation unit value:
    Beginning of period                                                    $15.58              $12.77             $16.88
    End of period                                                          $16.22              $15.58             $12.77
  Accumulation units outstanding
  at the end of period                                                      3,192               991                  -

JNL/Eagle SmallCap Equity Division78

  Accumulation unit value:
    Beginning of period                                                    $15.88              $11.58             $16.13
    End of period                                                          $18.47              $15.88             $11.58
  Accumulation units outstanding
  at the end of period                                                      2,271                -                   -

JNL/Select Balanced Division78

  Accumulation unit value:
    Beginning of period                                                    $19.83              $16.65             $17.97
    End of period                                                          $21.53              $19.83             $16.65
  Accumulation units outstanding
  at the end of period                                                      2,647               673                  -

JNL/Putnam Equity Division731

  Accumulation unit value:
    Beginning of period                                                    $18.80               N/A                 N/A
    End of period                                                          $18.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       204                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division96

  Accumulation unit value:
    Beginning of period                                                    $14.68              $12.58             $12.67
    End of period                                                          $15.10              $14.68             $12.58
  Accumulation units outstanding
  at the end of period                                                        -                 856                  -

JNL/Select Money Market Division293

  Accumulation unit value:
    Beginning of period                                                    $11.60              $11.74               N/A
    End of period                                                          $11.46              $11.60               N/A
  Accumulation units outstanding
  at the end of period                                                      4,081                36                 N/A

JNL/Putnam Value Equity Division94

  Accumulation unit value:
    Beginning of period                                                    $17.25              $14.14             $17.43
    End of period                                                          $18.54              $17.25             $14.14
  Accumulation units outstanding
  at the end of period                                                       409                 -                   -

JNL/Salomon Brothers Strategic Bond Division114

  Accumulation unit value:
    Beginning of period                                                    $16.64              $14.96             $14.41
    End of period                                                          $17.42              $16.64             $14.96
  Accumulation units outstanding
  at the end of period                                                      7,704              1,219                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division72

  Accumulation unit value:
    Beginning of period                                                    $14.32              $14.46             $13.18
    End of period                                                          $14.57              $14.32             $14.46
  Accumulation units outstanding
  at the end of period                                                      8,581              3,568                 -

JNL/T. Rowe Price Established Growth Division72

  Accumulation unit value:
    Beginning of period                                                    $22.40              $17.53             $23.01
    End of period                                                          $24.11              $22.40             $17.53
  Accumulation units outstanding
  at the end of period                                                      2,385               445                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division353

  Accumulation unit value:
    Beginning of period                                                    $11.06              $9.62                N/A
    End of period                                                          $12.60              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T. Rowe Price Mid-Cap Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $27.08              $19.95             $24.67
    End of period                                                          $31.29              $27.08             $19.95
  Accumulation units outstanding
  at the end of period                                                     12,415              2,880                 -

JNL/Alliance Capital Growth Division353

  Accumulation unit value:
    Beginning of period                                                     $9.09              $8.38                N/A
    End of period                                                           $9.47              $9.09                N/A
  Accumulation units outstanding
  at the end of period                                                       406                 -                  N/A

JNL/JPMorgan International Value Division470

  Accumulation unit value:
    Beginning of period                                                     $8.31              $7.86                N/A
    End of period                                                           $9.98              $8.31                N/A
  Accumulation units outstanding
  at the end of period                                                     53,013               194                 N/A

JNL/PIMCO Total Return Bond Division114

  Accumulation unit value:
    Beginning of period                                                    $13.02              $12.69             $12.06
    End of period                                                          $13.32              $13.02             $12.69
  Accumulation units outstanding
  at the end of period                                                     25,395              2,459                 -

JNL/Lazard Small Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $12.34              $9.08              $11.90
    End of period                                                          $13.94              $12.34              $9.08
  Accumulation units outstanding
  at the end of period                                                     15,117                63                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division96

  Accumulation unit value:
    Beginning of period                                                    $13.46              $10.66             $13.19
    End of period                                                          $16.44              $13.46             $10.66
  Accumulation units outstanding
  at the end of period                                                      8,701                76                  -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.14               N/A                 N/A
    End of period                                                          $12.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,438               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division187

  Accumulation unit value:
    Beginning of period                                                     $7.34              $5.81               $5.93
    End of period                                                           $8.00              $7.34               $5.81
  Accumulation units outstanding
  at the end of period                                                     14,730               216                  -

JNL/MCM The DowSM 10 Division187

  Accumulation unit value:
    Beginning of period                                                     $9.20              $7.47               $7.17
    End of period                                                           $9.27              $9.20               $7.47
  Accumulation units outstanding
  at the end of period                                                     114,712             1,364                 -

JNL/MCM The S&P(R) 10 Division187

  Accumulation unit value:
    Beginning of period                                                     $8.35              $7.17               $8.49
    End of period                                                           $9.62              $8.35               $7.17
  Accumulation units outstanding
  at the end of period                                                     113,139              189                  -

JNL/MCM Global 15 Division419

  Accumulation unit value:
    Beginning of period                                                     $9.06              $8.45                N/A
    End of period                                                          $11.37              $9.06                N/A
  Accumulation units outstanding
  at the end of period                                                     107,439              172                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division187

  Accumulation unit value:
    Beginning of period                                                     $9.68              $7.44               $7.92
    End of period                                                          $11.56              $9.68               $7.44
  Accumulation units outstanding
  at the end of period                                                     92,927               166                  -

JNL/MCM Select Small-Cap Division187

  Accumulation unit value:
    Beginning of period                                                    $16.12              $11.12             $10.95
    End of period                                                          $17.78              $16.12             $11.12
  Accumulation units outstanding
  at the end of period                                                     52,158                95                  -

JNL/MCM Technology Sector Division589

  Accumulation unit value:
    Beginning of period                                                     $5.35               N/A                 N/A
    End of period                                                           $5.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,480               N/A                 N/A

JNL/MCM Healthcare Sector Division589

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $10.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,114               N/A                 N/A

JNL/MCM Financial Sector Division624

  Accumulation unit value:
    Beginning of period                                                    $10.38               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,817               N/A                 N/A

JNL/MCM Oil & Gas Sector Division656

  Accumulation unit value:
    Beginning of period                                                    $15.14               N/A                 N/A
    End of period                                                          $16.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,959               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division697

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,343               N/A                 N/A

JNL/MCM Communications Sector Division603

  Accumulation unit value:
    Beginning of period                                                     $3.92               N/A                 N/A
    End of period                                                           $4.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,514               N/A                 N/A

JNL/Putnam Midcap Growth Division96

  Accumulation unit value:
    Beginning of period                                                     $6.33              $4.83               $6.70
    End of period                                                           $7.35              $6.33               $4.83
  Accumulation units outstanding
  at the end of period                                                      2,011               837                  -

JNL/FMR Balanced Division114

  Accumulation unit value:
    Beginning of period                                                     $9.21              $8.27               $8.95
    End of period                                                           $9.87              $9.21               $8.27
  Accumulation units outstanding
  at the end of period                                                      5,567               984                  -

JNL/T. Rowe Price Value Division114

  Accumulation unit value:
    Beginning of period                                                    $11.34              $8.92              $11.08
    End of period                                                          $12.79              $11.34              $8.92
  Accumulation units outstanding
  at the end of period                                                     40,464              1,026                 -

JNL/MCM S&P 500 Index Division57

  Accumulation unit value:
    Beginning of period                                                     $9.55              $7.63               $9.49
    End of period                                                          $10.30              $9.55               $7.63
  Accumulation units outstanding
  at the end of period                                                     67,249              12,394                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division57

  Accumulation unit value:
    Beginning of period                                                    $11.10              $8.43               $9.78
    End of period                                                          $12.58              $11.10              $8.43
  Accumulation units outstanding
  at the end of period                                                     37,930              2,307                 -

JNL/MCM Small Cap Index Division57

  Accumulation unit value:
    Beginning of period                                                    $11.22              $7.86               $9.52
    End of period                                                          $12.90              $11.22              $7.86
  Accumulation units outstanding
  at the end of period                                                     29,121               683                  -

JNL/MCM International Index Division293

  Accumulation unit value:
    Beginning of period                                                    $11.39              $8.09                N/A
    End of period                                                          $13.33              $11.39               N/A
  Accumulation units outstanding
  at the end of period                                                     37,799              2,042                N/A

JNL/MCM Bond Index Division293

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.58               N/A
    End of period                                                          $10.89              $10.73               N/A
  Accumulation units outstanding
  at the end of period                                                     41,775              6,487                N/A

JNL/Oppenheimer Global Growth Division114

  Accumulation unit value:
    Beginning of period                                                     $9.57              $6.95               $8.97
    End of period                                                          $11.05              $9.57               $6.95
  Accumulation units outstanding
  at the end of period                                                      7,586               109                  -

JNL/Oppenheimer Growth Division552

  Accumulation unit value:
    Beginning of period                                                     $8.04               N/A                 N/A
    End of period                                                           $7.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,761               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $10.16              $7.98              $10.57
    End of period                                                          $10.94              $10.16              $7.98
  Accumulation units outstanding
  at the end of period                                                      3,664                80                  -

JNL/AIM Small Cap Growth Division470

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.87               N/A
    End of period                                                          $11.67              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                      1,526               119                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division521

  Accumulation unit value:
    Beginning of period                                                    $14.78               N/A                 N/A
    End of period                                                          $16.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,527               N/A                 N/A

JNL/MCM Nasdaq 15 Division715

  Accumulation unit value:
    Beginning of period                                                    $10.46               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,014               N/A                 N/A

JNL/MCM Value Line 25 Division704

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,467               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division682

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,222               N/A                 N/A

JNL/MCM JNL 5 Division682

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     102,259              N/A                 N/A

JNL/S&P Managed Moderate Growth Division215

  Accumulation unit value:
    Beginning of period                                                    $11.21              $9.72               $9.63
    End of period                                                          $12.03              $11.21              $9.72
  Accumulation units outstanding
  at the end of period                                                     182,488             14,345                -

JNL/S&P Managed Growth Division151

  Accumulation unit value:
    Beginning of period                                                    $11.29              $9.47               $9.73
    End of period                                                          $12.32              $11.29              $9.47
  Accumulation units outstanding
  at the end of period                                                     111,873             10,049                -

JNL/S&P Managed Aggressive Growth Division95

  Accumulation unit value:
    Beginning of period                                                    $10.97              $8.83              $11.08
    End of period                                                          $12.10              $10.97              $8.83
  Accumulation units outstanding
  at the end of period                                                     29,947               936                  -

JNL/S&P Very Aggressive Growth Division I311

  Accumulation unit value:
    Beginning of period                                                    $10.58              $8.29                N/A
    End of period                                                          $10.77              $10.58               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I151

  Accumulation unit value:
    Beginning of period                                                     $9.88              $7.79               $8.28
    End of period                                                          $10.02              $9.88               $7.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Aggressive Growth Division I474

  Accumulation unit value:
    Beginning of period                                                    $10.10              $9.79                N/A
    End of period                                                          $10.27              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  51                 N/A

JNL/S&P Core Index 50 Division472

  Accumulation unit value:
    Beginning of period                                                     $9.85              $9.39                N/A
    End of period                                                          $10.00              $9.85                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Core Index 100 Division52

  Accumulation unit value:
    Beginning of period                                                    $10.15              $8.49               $9.79
    End of period                                                          $10.28              $10.15              $8.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division686

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,019               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division686

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     93,266               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.11% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4%
EARNINGSMAX AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND EARNINGSMAX AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 5% ROLL-UP DEATH BENEFIT AND
  PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND PREMIUM CREDIT 4% AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division417

  Accumulation unit value:
    Beginning of period                                                    $22.31              $20.30               N/A
    End of period                                                          $24.39              $22.31               N/A
  Accumulation units outstanding
  at the end of period                                                      3,889               423                 N/A

JNL/FMR Capital Growth Division446

  Accumulation unit value:
    Beginning of period                                                    $16.98              $16.59               N/A
    End of period                                                          $19.62              $16.98               N/A
  Accumulation units outstanding
  at the end of period                                                      2,243               436                 N/A

JNL/Select Global Growth Division631

  Accumulation unit value:
    Beginning of period                                                    $18.69               N/A                 N/A
    End of period                                                          $21.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       116                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division397

  Accumulation unit value:
    Beginning of period                                                    $15.90              $14.29               N/A
    End of period                                                          $16.35              $15.90               N/A
  Accumulation units outstanding
  at the end of period                                                      7,364              1,907                N/A

JNL/Eagle Core Equity Division402

  Accumulation unit value:
    Beginning of period                                                    $15.57              $14.50               N/A
    End of period                                                          $16.21              $15.57               N/A
  Accumulation units outstanding
  at the end of period                                                      9,717               636                 N/A

JNL/Eagle SmallCap Equity Division441

  Accumulation unit value:
    Beginning of period                                                    $15.86              $15.05               N/A
    End of period                                                          $18.45              $15.86               N/A
  Accumulation units outstanding
  at the end of period                                                      8,314              1,644                N/A

JNL/Select Balanced Division402

  Accumulation unit value:
    Beginning of period                                                    $19.81              $18.39               N/A
    End of period                                                          $21.51              $19.81               N/A
  Accumulation units outstanding
  at the end of period                                                     21,235              2,653                N/A

JNL/Putnam Equity Division419

  Accumulation unit value:
    Beginning of period                                                    $17.04              $15.33               N/A
    End of period                                                          $18.86              $17.04               N/A
  Accumulation units outstanding
  at the end of period                                                      7,349               301                 N/A

JNL/PPM America High Yield Bond Division402

  Accumulation unit value:
    Beginning of period                                                    $14.58              $13.75               N/A
    End of period                                                          $15.00              $14.58               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,129                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division526

  Accumulation unit value:
    Beginning of period                                                    $11.55               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,092               N/A                 N/A

JNL/Putnam Value Equity Division402

  Accumulation unit value:
    Beginning of period                                                    $17.23              $15.90               N/A
    End of period                                                          $18.52              $17.23               N/A
  Accumulation units outstanding
  at the end of period                                                      1,710               163                 N/A

JNL/Salomon Brothers Strategic Bond Division402

  Accumulation unit value:
    Beginning of period                                                    $16.62              $15.88               N/A
    End of period                                                          $17.40              $16.62               N/A
  Accumulation units outstanding
  at the end of period                                                      9,712              2,287                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division402

  Accumulation unit value:
    Beginning of period                                                    $14.31              $13.96               N/A
    End of period                                                          $14.55              $14.31               N/A
  Accumulation units outstanding
  at the end of period                                                      5,823               196                 N/A

JNL/T. Rowe Price Established Growth Division397

  Accumulation unit value:
    Beginning of period                                                    $22.38              $20.12               N/A
    End of period                                                          $24.08              $22.38               N/A
  Accumulation units outstanding
  at the end of period                                                     11,831              1,649                N/A

JNL/JPMorgan International Equity Division417

  Accumulation unit value:
    Beginning of period                                                    $11.05              $9.82                N/A
    End of period                                                          $12.59              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                      1,617               185                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division417

  Accumulation unit value:
    Beginning of period                                                    $27.05              $24.73               N/A
    End of period                                                          $31.26              $27.05               N/A
  Accumulation units outstanding
  at the end of period                                                     11,816               945                 N/A

JNL/Alliance Capital Growth Division397

  Accumulation unit value:
    Beginning of period                                                     $9.09              $8.45                N/A
    End of period                                                           $9.46              $9.09                N/A
  Accumulation units outstanding
  at the end of period                                                      4,009              2,460                N/A

JNL/JPMorgan International Value Division397

  Accumulation unit value:
    Beginning of period                                                     $8.31              $6.95                N/A
    End of period                                                           $9.97              $8.31                N/A
  Accumulation units outstanding
  at the end of period                                                     18,691              3,318                N/A

JNL/PIMCO Total Return Bond Division402

  Accumulation unit value:
    Beginning of period                                                    $13.01              $12.64               N/A
    End of period                                                          $13.31              $13.01               N/A
  Accumulation units outstanding
  at the end of period                                                     36,814              3,516                N/A

JNL/Lazard Small Cap Value Division417

  Accumulation unit value:
    Beginning of period                                                    $12.34              $11.15               N/A
    End of period                                                          $13.94              $12.34               N/A
  Accumulation units outstanding
  at the end of period                                                     24,299              2,665                N/A

JNL/Lazard Mid Cap Value Division402

  Accumulation unit value:
    Beginning of period                                                    $13.45              $12.59               N/A
    End of period                                                          $16.43              $13.45               N/A
  Accumulation units outstanding
  at the end of period                                                     26,677              4,316                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.13               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     102,019              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division451

  Accumulation unit value:
    Beginning of period                                                     $7.34              $6.88                N/A
    End of period                                                           $8.00              $7.34                N/A
  Accumulation units outstanding
  at the end of period                                                     46,467               937                 N/A

JNL/MCM The DowSM 10 Division446

  Accumulation unit value:
    Beginning of period                                                     $9.20              $8.32                N/A
    End of period                                                           $9.26              $9.20                N/A
  Accumulation units outstanding
  at the end of period                                                     109,344             6,128                N/A

JNL/MCM The S&P(R) 10 Division402

  Accumulation unit value:
    Beginning of period                                                     $8.34              $7.73                N/A
    End of period                                                           $9.61              $8.34                N/A
  Accumulation units outstanding
  at the end of period                                                     86,842              6,070                N/A

JNL/MCM Global 15 Division447

  Accumulation unit value:
    Beginning of period                                                     $9.06              $8.85                N/A
    End of period                                                          $11.36              $9.06                N/A
  Accumulation units outstanding
  at the end of period                                                     74,484              7,982                N/A

JNL/MCM 25 Division447

  Accumulation unit value:
    Beginning of period                                                     $9.68              $8.71                N/A
    End of period                                                          $11.55              $9.68                N/A
  Accumulation units outstanding
  at the end of period                                                     79,152              6,253                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division433

  Accumulation unit value:
    Beginning of period                                                    $16.12              $15.24               N/A
    End of period                                                          $17.77              $16.12               N/A
  Accumulation units outstanding
  at the end of period                                                     44,975              4,083                N/A

JNL/MCM Technology Sector Division494

  Accumulation unit value:
    Beginning of period                                                     $5.90               N/A                 N/A
    End of period                                                           $5.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,460               N/A                 N/A

JNL/MCM Healthcare Sector Division494

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,962               N/A                 N/A

JNL/MCM Financial Sector Division494

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $11.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,160               N/A                 N/A

JNL/MCM Oil & Gas Sector Division494

  Accumulation unit value:
    Beginning of period                                                    $13.01               N/A                 N/A
    End of period                                                          $16.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,603               N/A                 N/A

JNL/MCM Consumer Brands Sector Division494

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,522               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division494

  Accumulation unit value:
    Beginning of period                                                     $3.98               N/A                 N/A
    End of period                                                           $4.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,705               N/A                 N/A

JNL/Putnam Midcap Growth Division597

  Accumulation unit value:
    Beginning of period                                                     $6.61               N/A                 N/A
    End of period                                                           $7.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       612                N/A                 N/A

JNL/FMR Balanced Division402

  Accumulation unit value:
    Beginning of period                                                     $9.21              $8.70                N/A
    End of period                                                           $9.86              $9.21                N/A
  Accumulation units outstanding
  at the end of period                                                     19,293              2,844                N/A

JNL/T. Rowe Price Value Division402

  Accumulation unit value:
    Beginning of period                                                    $11.34              $10.29               N/A
    End of period                                                          $12.79              $11.34               N/A
  Accumulation units outstanding
  at the end of period                                                     41,279              2,721                N/A

JNL/MCM S&P 500 Index Division397

  Accumulation unit value:
    Beginning of period                                                     $9.55              $8.56                N/A
    End of period                                                          $10.29              $9.55                N/A
  Accumulation units outstanding
  at the end of period                                                     346,302             18,825               N/A

JNL/MCM S&P 400 MidCap Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.11              $10.71               N/A
    End of period                                                          $12.59              $11.11               N/A
  Accumulation units outstanding
  at the end of period                                                     119,605             14,782               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.89               N/A
    End of period                                                          $12.91              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     111,943             14,700               N/A

JNL/MCM International Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.38              $10.47               N/A
    End of period                                                          $13.32              $11.38               N/A
  Accumulation units outstanding
  at the end of period                                                     114,210             16,223               N/A

JNL/MCM Bond Index Division470

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.68               N/A
    End of period                                                          $10.88              $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                     138,741             12,285               N/A

JNL/Oppenheimer Global Growth Division397

  Accumulation unit value:
    Beginning of period                                                     $9.57              $8.05                N/A
    End of period                                                          $11.05              $9.57                N/A
  Accumulation units outstanding
  at the end of period                                                     24,818              2,369                N/A

JNL/Oppenheimer Growth Division559

  Accumulation unit value:
    Beginning of period                                                     $7.96               N/A                 N/A
    End of period                                                           $7.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       106                N/A                 N/A

JNL/AIM Large Cap Growth Division402

  Accumulation unit value:
    Beginning of period                                                    $10.15              $9.54                N/A
    End of period                                                          $10.94              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                     27,259              3,254                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division417

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.50               N/A
    End of period                                                          $11.66              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                      8,917               663                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division402

  Accumulation unit value:
    Beginning of period                                                    $14.40              $12.98               N/A
    End of period                                                          $16.18              $14.40               N/A
  Accumulation units outstanding
  at the end of period                                                     13,125               200                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division692

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,693               N/A                 N/A

JNL/MCM VIP Division692

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,479               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division688

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     133,912              N/A                 N/A

JNL/S&P Managed Moderate Growth Division473

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.94               N/A
    End of period                                                          $12.02              $11.20               N/A
  Accumulation units outstanding
  at the end of period                                                     79,534              14,170               N/A

JNL/S&P Managed Growth Division438

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.64               N/A
    End of period                                                          $12.31              $11.28               N/A
  Accumulation units outstanding
  at the end of period                                                     144,542             46,634               N/A

JNL/S&P Managed Aggressive Growth Division438

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.25               N/A
    End of period                                                          $12.09              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                     58,226              3,703                N/A

JNL/S&P Very Aggressive Growth Division I473

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.20               N/A
    End of period                                                          $10.77              $10.57               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 888                 N/A

JNL/S&P Equity Growth Division I397

  Accumulation unit value:
    Beginning of period                                                     $9.88              $8.87                N/A
    End of period                                                          $10.01              $9.88                N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,659                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I540

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division608

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                           $9.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division489

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division546

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division711

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       249                N/A                 N/A

JNL/S&P Managed Moderate Division699

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,640               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.12% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
 COMBINED DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 3%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 3%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 3%
PREMIUM CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division123

  Accumulation unit value:
    Beginning of period                                                    $22.29              $16.80             $20.73
    End of period                                                          $24.36              $22.29             $16.80
  Accumulation units outstanding
  at the end of period                                                       316                321                 321

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division123

  Accumulation unit value:
    Beginning of period                                                    $15.88              $11.99             $16.04
    End of period                                                          $16.33              $15.88             $11.99
  Accumulation units outstanding
  at the end of period                                                      2,622               415                 415






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division123

  Accumulation unit value:
    Beginning of period                                                    $15.56              $12.76             $15.72
    End of period                                                          $16.19              $15.56             $12.76
  Accumulation units outstanding
  at the end of period                                                      1,877              1,050               1,053

JNL/Eagle SmallCap Equity Division137

  Accumulation unit value:
    Beginning of period                                                    $15.85              $11.57             $13.91
    End of period                                                          $18.44              $15.85             $11.57
  Accumulation units outstanding
  at the end of period                                                      1,846              1,059                361

JNL/Select Balanced Division123

  Accumulation unit value:
    Beginning of period                                                    $19.79              $16.63             $18.04
    End of period                                                          $21.48              $19.79             $16.63
  Accumulation units outstanding
  at the end of period                                                      1,515              1,154                369

JNL/Putnam Equity Division624

  Accumulation unit value:
    Beginning of period                                                    $16.75               N/A                 N/A
    End of period                                                          $18.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PPM America High Yield Bond Division137

  Accumulation unit value:
    Beginning of period                                                    $14.57              $12.54             $12.49
    End of period                                                          $14.98              $14.57             $12.54
  Accumulation units outstanding
  at the end of period                                                        -                2,264               1,036

JNL/Select Money Market Division441

  Accumulation unit value:
    Beginning of period                                                    $11.57              $11.60               N/A
    End of period                                                          $11.41              $11.57               N/A
  Accumulation units outstanding
  at the end of period                                                      8,166                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division123

  Accumulation unit value:
    Beginning of period                                                    $17.21              $14.12             $16.13
    End of period                                                          $18.50              $17.21             $14.12
  Accumulation units outstanding
  at the end of period                                                      1,767              1,774                871

JNL/Salomon Brothers Strategic Bond Division491

  Accumulation unit value:
    Beginning of period                                                    $16.74               N/A                 N/A
    End of period                                                          $17.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       727                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division491

  Accumulation unit value:
    Beginning of period                                                    $14.33               N/A                 N/A
    End of period                                                          $14.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,998               N/A                 N/A

JNL/T. Rowe Price Established Growth Division123

  Accumulation unit value:
    Beginning of period                                                    $22.36              $17.50             $21.21
    End of period                                                          $24.06              $22.36             $17.50
  Accumulation units outstanding
  at the end of period                                                      2,217               476                 314

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division123

  Accumulation unit value:
    Beginning of period                                                    $27.03              $19.92             $25.22
    End of period                                                          $31.23              $27.03             $19.92
  Accumulation units outstanding
  at the end of period                                                       859                603                 470






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division424

  Accumulation unit value:
    Beginning of period                                                     $9.08              $8.75                N/A
    End of period                                                           $9.45              $9.08                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division434

  Accumulation unit value:
    Beginning of period                                                     $8.30              $7.62                N/A
    End of period                                                           $9.96              $8.30                N/A
  Accumulation units outstanding
  at the end of period                                                      1,925              1,933                N/A

JNL/PIMCO Total Return Bond Division137

  Accumulation unit value:
    Beginning of period                                                    $13.00              $12.68             $12.19
    End of period                                                          $13.30              $13.00             $12.68
  Accumulation units outstanding
  at the end of period                                                      8,476              7,354               1,349

JNL/Lazard Small Cap Value Division123

  Accumulation unit value:
    Beginning of period                                                    $12.33              $9.07              $11.57
    End of period                                                          $13.93              $12.33              $9.07
  Accumulation units outstanding
  at the end of period                                                      3,946              1,653               1,017

JNL/Lazard Mid Cap Value Division137

  Accumulation unit value:
    Beginning of period                                                    $13.44              $10.65             $12.24
    End of period                                                          $16.42              $13.44             $10.65
  Accumulation units outstanding
  at the end of period                                                      3,900              2,530                770

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.13               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,084               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division424

  Accumulation unit value:
    Beginning of period                                                     $7.34              $6.73                N/A
    End of period                                                           $7.99              $7.34                N/A
  Accumulation units outstanding
  at the end of period                                                       761                 -                  N/A

JNL/MCM The DowSM 10 Division123

  Accumulation unit value:
    Beginning of period                                                     $9.19              $7.47               $9.11
    End of period                                                           $9.26              $9.19               $7.47
  Accumulation units outstanding
  at the end of period                                                      3,271              2,599               1,300

JNL/MCM The S&P(R) 10 Division594

  Accumulation unit value:
    Beginning of period                                                     $8.40               N/A                 N/A
    End of period                                                           $9.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Global 15 Division482

  Accumulation unit value:
    Beginning of period                                                     $9.06              $8.91                N/A
    End of period                                                          $11.36              $9.06                N/A
  Accumulation units outstanding
  at the end of period                                                      6,615               803                 N/A

JNL/MCM 25 Division536

  Accumulation unit value:
    Beginning of period                                                     $9.63               N/A                 N/A
    End of period                                                          $11.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,762               N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $5.29               N/A                 N/A
    End of period                                                           $5.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division621

  Accumulation unit value:
    Beginning of period                                                    $15.11               N/A                 N/A
    End of period                                                          $16.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,280               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $3.99               N/A                 N/A
    End of period                                                           $4.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division482

  Accumulation unit value:
    Beginning of period                                                     $6.31              $6.25                N/A
    End of period                                                           $7.33              $6.31                N/A
  Accumulation units outstanding
  at the end of period                                                       552                573                 N/A

JNL/FMR Balanced Division434

  Accumulation unit value:
    Beginning of period                                                     $9.20              $8.88                N/A
    End of period                                                           $9.86              $9.20                N/A
  Accumulation units outstanding
  at the end of period                                                      6,407              3,315                N/A

JNL/T. Rowe Price Value Division424

  Accumulation unit value:
    Beginning of period                                                    $11.33              $10.26               N/A
    End of period                                                          $12.78              $11.33               N/A
  Accumulation units outstanding
  at the end of period                                                      7,006              3,822                N/A

JNL/MCM S&P 500 Index Division470

  Accumulation unit value:
    Beginning of period                                                     $9.55              $9.19                N/A
    End of period                                                          $10.29              $9.55                N/A
  Accumulation units outstanding
  at the end of period                                                      6,543              1,711                N/A

JNL/MCM S&P 400 MidCap Index Division123

  Accumulation unit value:
    Beginning of period                                                    $11.11              $8.43              $10.53
    End of period                                                          $12.59              $11.11              $8.43
  Accumulation units outstanding
  at the end of period                                                      2,438              2,080                633

JNL/MCM Small Cap Index Division123

  Accumulation unit value:
    Beginning of period                                                    $11.23              $7.86              $10.18
    End of period                                                          $12.90              $11.23              $7.86
  Accumulation units outstanding
  at the end of period                                                      3,145              2,421                654






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division470

  Accumulation unit value:
    Beginning of period                                                    $11.38              $10.81               N/A
    End of period                                                          $13.31              $11.38               N/A
  Accumulation units outstanding
  at the end of period                                                      2,295              1,770                N/A

JNL/MCM Bond Index Division470

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.68               N/A
    End of period                                                          $10.88              $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                      1,096               735                 N/A

JNL/Oppenheimer Global Growth Division137

  Accumulation unit value:
    Beginning of period                                                     $9.56              $6.95               $8.30
    End of period                                                          $11.04              $9.56               $6.95
  Accumulation units outstanding
  at the end of period                                                      4,091              1,126               1,131

JNL/Oppenheimer Growth Division493

  Accumulation unit value:
    Beginning of period                                                     $8.02               N/A                 N/A
    End of period                                                           $7.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Large Cap Growth Division424

  Accumulation unit value:
    Beginning of period                                                    $10.15              $9.60                N/A
    End of period                                                          $10.93              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                      1,346               939                 N/A

JNL/AIM Small Cap Growth Division493

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A                 N/A
    End of period                                                          $11.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division482

  Accumulation unit value:
    Beginning of period                                                    $14.40              $14.17               N/A
    End of period                                                          $16.18              $14.40               N/A
  Accumulation units outstanding
  at the end of period                                                       371                505                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division434

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.75               N/A
    End of period                                                          $12.01              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                      4,169              1,370                N/A

JNL/S&P Managed Growth Division284

  Accumulation unit value:
    Beginning of period                                                    $11.28              $8.96                N/A
    End of period                                                          $12.30              $11.28               N/A
  Accumulation units outstanding
  at the end of period                                                     14,742              14,742               N/A

JNL/S&P Managed Aggressive Growth Division484

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.94               N/A
    End of period                                                          $12.08              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                      2,836              2,839                N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I424

  Accumulation unit value:
    Beginning of period                                                    $10.09              $9.36                N/A
    End of period                                                          $10.26              $10.09               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.145% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 2%
COMBINED DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT AND PREMIUM
  CREDIT 2%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND PREMIUM CREDIT 2% GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division221

  Accumulation unit value:
    Beginning of period                                                    $22.24              $16.77             $18.07
    End of period                                                          $24.31              $22.24             $16.77
  Accumulation units outstanding
  at the end of period                                                      2,359              2,098                993

JNL/FMR Capital Growth Division320

  Accumulation unit value:
    Beginning of period                                                    $16.93              $13.55               N/A
    End of period                                                          $19.55              $16.93               N/A
  Accumulation units outstanding
  at the end of period                                                      6,118              4,301                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division278

  Accumulation unit value:
    Beginning of period                                                    $15.85              $11.66               N/A
    End of period                                                          $16.30              $15.85               N/A
  Accumulation units outstanding
  at the end of period                                                      3,186              6,850                N/A

JNL/Eagle Core Equity Division278

  Accumulation unit value:
    Beginning of period                                                    $15.53              $12.21               N/A
    End of period                                                          $16.16              $15.53               N/A
  Accumulation units outstanding
  at the end of period                                                      4,722              8,323                N/A

JNL/Eagle SmallCap Equity Division229

  Accumulation unit value:
    Beginning of period                                                    $15.82              $11.55             $11.00
    End of period                                                          $18.40              $15.82             $11.55
  Accumulation units outstanding
  at the end of period                                                     10,215              3,411                171

JNL/Select Balanced Division118

  Accumulation unit value:
    Beginning of period                                                    $19.75              $16.60             $18.11
    End of period                                                          $21.43              $19.75             $16.60
  Accumulation units outstanding
  at the end of period                                                      7,894              6,753               4,362

JNL/Putnam Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $16.99              $13.64             $16.95
    End of period                                                          $18.79              $16.99             $13.64
  Accumulation units outstanding
  at the end of period                                                        -                2,099               2,109

JNL/PPM America High Yield Bond Division148

  Accumulation unit value:
    Beginning of period                                                    $14.54              $12.51             $12.03
    End of period                                                          $14.95              $14.54             $12.51
  Accumulation units outstanding
  at the end of period                                                        -                18,397              1,879






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division148

  Accumulation unit value:
    Beginning of period                                                    $11.54              $11.74             $11.81
    End of period                                                          $11.39              $11.54             $11.74
  Accumulation units outstanding
  at the end of period                                                      1,825              2,016               5,110

JNL/Putnam Value Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $17.18              $14.09             $17.55
    End of period                                                          $18.45              $17.18             $14.09
  Accumulation units outstanding
  at the end of period                                                      8,231              7,214               6,034

JNL/Salomon Brothers Strategic Bond Division148

  Accumulation unit value:
    Beginning of period                                                    $16.57              $14.91             $14.10
    End of period                                                          $17.34              $16.57             $14.91
  Accumulation units outstanding
  at the end of period                                                      5,483              5,442                398

JNL/Salomon Brothers U.S. Government & Quality Bond Division143

  Accumulation unit value:
    Beginning of period                                                    $14.27              $14.41             $13.59
    End of period                                                          $14.50              $14.27             $14.41
  Accumulation units outstanding
  at the end of period                                                     36,693              37,074             35,559

JNL/T. Rowe Price Established Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $22.32              $17.47             $21.90
    End of period                                                          $24.00              $22.32             $17.47
  Accumulation units outstanding
  at the end of period                                                      5,410              10,081              6,064

JNL/JPMorgan International Equity Division148

  Accumulation unit value:
    Beginning of period                                                    $11.02              $8.76              $10.64
    End of period                                                          $12.55              $11.02              $8.76
  Accumulation units outstanding
  at the end of period                                                      4,899              4,115                888






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $26.97              $19.88             $25.83
    End of period                                                          $31.16              $26.97             $19.88
  Accumulation units outstanding
  at the end of period                                                      9,017              8,108               2,757

JNL/Alliance Capital Growth Division292

  Accumulation unit value:
    Beginning of period                                                     $9.07              $7.64                N/A
    End of period                                                           $9.44              $9.07                N/A
  Accumulation units outstanding
  at the end of period                                                      7,782              9,357                N/A

JNL/JPMorgan International Value Division320

  Accumulation unit value:
    Beginning of period                                                     $8.29              $6.08                N/A
    End of period                                                           $9.95              $8.29                N/A
  Accumulation units outstanding
  at the end of period                                                      4,168              3,908                N/A

JNL/PIMCO Total Return Bond Division148

  Accumulation unit value:
    Beginning of period                                                    $12.98              $12.66             $12.09
    End of period                                                          $13.27              $12.98             $12.66
  Accumulation units outstanding
  at the end of period                                                     36,437              58,215              2,736

JNL/Lazard Small Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $12.32              $9.06              $11.87
    End of period                                                          $13.91              $12.32              $9.06
  Accumulation units outstanding
  at the end of period                                                     22,096              22,062              4,720

JNL/Lazard Mid Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $13.42              $10.64             $13.06
    End of period                                                          $16.39              $13.42             $10.64
  Accumulation units outstanding
  at the end of period                                                     24,565              19,501              3,964






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.11               N/A                 N/A
    End of period                                                          $12.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,415               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division321

  Accumulation unit value:
    Beginning of period                                                     $7.33              $6.13                N/A
    End of period                                                           $7.98              $7.33                N/A
  Accumulation units outstanding
  at the end of period                                                      7,849              8,625                N/A

JNL/MCM The DowSM 10 Division174

  Accumulation unit value:
    Beginning of period                                                     $9.18              $7.46               $7.67
    End of period                                                           $9.24              $9.18               $7.46
  Accumulation units outstanding
  at the end of period                                                     87,000              68,210              5,032

JNL/MCM The S&P(R) 10 Division231

  Accumulation unit value:
    Beginning of period                                                     $8.33              $7.15               $7.38
    End of period                                                           $9.59              $8.33               $7.15
  Accumulation units outstanding
  at the end of period                                                     74,167              55,418              1,689

JNL/MCM Global 15 Division231

  Accumulation unit value:
    Beginning of period                                                     $9.05              $6.94               $7.25
    End of period                                                          $11.34              $9.05               $6.94
  Accumulation units outstanding
  at the end of period                                                     55,682              43,943               196

JNL/MCM 25 Division219

  Accumulation unit value:
    Beginning of period                                                     $9.66              $7.43               $7.38
    End of period                                                          $11.53              $9.66               $7.43
  Accumulation units outstanding
  at the end of period                                                     57,477              48,828              3,477






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division148

  Accumulation unit value:
    Beginning of period                                                    $16.09              $11.11             $12.42
    End of period                                                          $17.73              $16.09             $11.11
  Accumulation units outstanding
  at the end of period                                                     36,131              29,027               772

JNL/MCM Technology Sector Division607

  Accumulation unit value:
    Beginning of period                                                     $5.40               N/A                 N/A
    End of period                                                           $5.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       529                N/A                 N/A

JNL/MCM Healthcare Sector Division570

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $10.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       876                N/A                 N/A

JNL/MCM Financial Sector Division624

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $11.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       834                N/A                 N/A

JNL/MCM Oil & Gas Sector Division634

  Accumulation unit value:
    Beginning of period                                                    $14.54               N/A                 N/A
    End of period                                                          $16.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       547                N/A                 N/A

JNL/MCM Consumer Brands Sector Division607

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       296                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division244

  Accumulation unit value:
    Beginning of period                                                     $6.30              $4.83               $4.84
    End of period                                                           $7.32              $6.30               $4.83
  Accumulation units outstanding
  at the end of period                                                      5,247              6,307                125

JNL/FMR Balanced Division195

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.26               $8.25
    End of period                                                           $9.85              $9.19               $8.26
  Accumulation units outstanding
  at the end of period                                                     34,204              28,366                -

JNL/T. Rowe Price Value Division118

  Accumulation unit value:
    Beginning of period                                                    $11.32              $8.91              $11.30
    End of period                                                          $12.77              $11.32              $8.91
  Accumulation units outstanding
  at the end of period                                                     33,306              27,271              7,590

JNL/MCM S&P 500 Index Division231

  Accumulation unit value:
    Beginning of period                                                     $9.55              $7.63               $8.08
    End of period                                                          $10.28              $9.55               $7.63
  Accumulation units outstanding
  at the end of period                                                     52,621              32,427               149

JNL/MCM S&P 400 MidCap Index Division231

  Accumulation unit value:
    Beginning of period                                                    $11.10              $8.43               $8.74
    End of period                                                          $12.58              $11.10              $8.43
  Accumulation units outstanding
  at the end of period                                                     24,362              15,577               138






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division219

  Accumulation unit value:
    Beginning of period                                                    $11.20              $7.86               $7.97
    End of period                                                          $12.90              $11.20              $7.86
  Accumulation units outstanding
  at the end of period                                                     22,189              15,565              1,078

JNL/MCM International Index Division231

  Accumulation unit value:
    Beginning of period                                                    $11.37              $8.46               $8.76
    End of period                                                          $13.30              $11.37              $8.46
  Accumulation units outstanding
  at the end of period                                                     14,676              13,864               138

JNL/MCM Bond Index Division173

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.63             $10.38
    End of period                                                          $10.87              $10.72             $10.63
  Accumulation units outstanding
  at the end of period                                                      9,577              9,123              16,587

JNL/Oppenheimer Global Growth Division202

  Accumulation unit value:
    Beginning of period                                                     $9.57              $6.96               $6.53
    End of period                                                          $11.04              $9.57               $6.96
  Accumulation units outstanding
  at the end of period                                                     10,612              10,682               124

JNL/Oppenheimer Growth Division229

  Accumulation unit value:
    Beginning of period                                                     $7.83              $6.79               $7.28
    End of period                                                           $7.98              $7.83               $6.79
  Accumulation units outstanding
  at the end of period                                                      7,652              7,856                266

JNL/AIM Large Cap Growth Division278

  Accumulation unit value:
    Beginning of period                                                    $10.15              $7.85                N/A
    End of period                                                          $10.92              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                     19,483              15,067               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division202

  Accumulation unit value:
    Beginning of period                                                    $11.15              $8.23               $7.24
    End of period                                                          $11.66              $11.15              $8.23
  Accumulation units outstanding
  at the end of period                                                      6,893              5,162               2,120

JNL/AIM Premier Equity II Division320

  Accumulation unit value:
    Beginning of period                                                     $9.28              $7.87                N/A
    End of period                                                           $9.06              $9.28                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,442                N/A

JNL/Select Value Division320

  Accumulation unit value:
    Beginning of period                                                    $14.40              $11.22               N/A
    End of period                                                          $16.17              $14.40               N/A
  Accumulation units outstanding
  at the end of period                                                      5,992              2,654                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division701

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,499               N/A                 N/A

JNL/MCM VIP Division707

  Accumulation unit value:
    Beginning of period                                                    $10.58               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,083               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division705

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,343               N/A                 N/A

JNL/S&P Managed Moderate Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.18              $9.70              $10.74
    End of period                                                          $11.99              $11.18              $9.70
  Accumulation units outstanding
  at the end of period                                                     104,905            105,424             20,607

JNL/S&P Managed Growth Division128

  Accumulation unit value:
    Beginning of period                                                    $11.26              $9.45              $10.56
    End of period                                                          $12.28              $11.26              $9.45
  Accumulation units outstanding
  at the end of period                                                     152,594             95,103             21,956

JNL/S&P Managed Aggressive Growth Division344

  Accumulation unit value:
    Beginning of period                                                    $10.94              $9.67                N/A
    End of period                                                          $12.06              $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                     63,578              21,238               N/A

JNL/S&P Very Aggressive Growth Division I446

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.08               N/A
    End of period                                                          $10.74              $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,187                N/A

JNL/S&P Equity Growth Division I224

  Accumulation unit value:
    Beginning of period                                                     $9.86              $7.77               $7.78
    End of period                                                           $9.99              $9.86               $7.77
  Accumulation units outstanding
  at the end of period                                                        -                18,326              2,511






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I338

  Accumulation unit value:
    Beginning of period                                                    $10.08              $8.65                N/A
    End of period                                                          $10.24              $10.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                8,941                N/A

JNL/S&P Core Index 50 Division340

  Accumulation unit value:
    Beginning of period                                                     $9.84              $8.47                N/A
    End of period                                                           $9.98              $9.84                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 524                 N/A

JNL/S&P Core Index 100 Division293

  Accumulation unit value:
    Beginning of period                                                    $10.14              $8.50                N/A
    End of period                                                          $10.27              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                26,348               N/A

JNL/S&P Core Index 75 Division340

  Accumulation unit value:
    Beginning of period                                                    $10.01              $8.82                N/A
    End of period                                                          $10.16              $10.01               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 452                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division684

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,525               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.15% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH
  BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH
4% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD 20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division429

  Accumulation unit value:
    Beginning of period                                                    $22.23              $20.96               N/A
    End of period                                                          $24.29              $22.23               N/A
  Accumulation units outstanding
  at the end of period                                                      7,451                -                  N/A

JNL/FMR Capital Growth Division381

  Accumulation unit value:
    Beginning of period                                                    $16.92              $14.97               N/A
    End of period                                                          $19.54              $16.92               N/A
  Accumulation units outstanding
  at the end of period                                                       703                 -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division599

  Accumulation unit value:
    Beginning of period                                                    $19.45               N/A                 N/A
    End of period                                                          $21.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       50                 N/A                 N/A

JNL/Alger Growth Division464

  Accumulation unit value:
    Beginning of period                                                    $15.84              $15.36               N/A
    End of period                                                          $16.29              $15.84               N/A
  Accumulation units outstanding
  at the end of period                                                      9,971              1,692                N/A

JNL/Eagle Core Equity Division283

  Accumulation unit value:
    Beginning of period                                                    $15.52              $12.04               N/A
    End of period                                                          $16.15              $15.52               N/A
  Accumulation units outstanding
  at the end of period                                                     14,149               954                 N/A

JNL/Eagle SmallCap Equity Division402

  Accumulation unit value:
    Beginning of period                                                    $15.82              $15.26               N/A
    End of period                                                          $18.39              $15.82               N/A
  Accumulation units outstanding
  at the end of period                                                     17,148                -                  N/A

JNL/Select Balanced Division94

  Accumulation unit value:
    Beginning of period                                                    $19.74              $16.59               N/A
    End of period                                                          $21.42              $19.74               N/A
  Accumulation units outstanding
  at the end of period                                                     19,736                -                  N/A

JNL/Putnam Equity Division64

  Accumulation unit value:
    Beginning of period                                                    $16.98              $13.64               N/A
    End of period                                                          $18.79              $16.98               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division304

  Accumulation unit value:
    Beginning of period                                                    $14.53              $13.19               N/A
    End of period                                                          $14.94              $14.53               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,240                N/A

JNL/Select Money Market Division363

  Accumulation unit value:
    Beginning of period                                                    $11.54              $11.64               N/A
    End of period                                                          $11.38              $11.54               N/A
  Accumulation units outstanding
  at the end of period                                                     25,174                -                  N/A

JNL/Putnam Value Equity Division84

  Accumulation unit value:
    Beginning of period                                                    $17.17              $14.08               N/A
    End of period                                                          $18.44              $17.17               N/A
  Accumulation units outstanding
  at the end of period                                                       404                 -                  N/A

JNL/Salomon Brothers Strategic Bond Division364

  Accumulation unit value:
    Beginning of period                                                    $16.56              $16.14               N/A
    End of period                                                          $17.33              $16.56               N/A
  Accumulation units outstanding
  at the end of period                                                     26,270              1,079                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division283

  Accumulation unit value:
    Beginning of period                                                    $14.26              $14.62               N/A
    End of period                                                          $14.50              $14.26               N/A
  Accumulation units outstanding
  at the end of period                                                      8,111              1,241                N/A

JNL/T. Rowe Price Established Growth Division64

  Accumulation unit value:
    Beginning of period                                                    $22.31              $17.46               N/A
    End of period                                                          $23.99              $22.31               N/A
  Accumulation units outstanding
  at the end of period                                                      4,927               664                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division283

  Accumulation unit value:
    Beginning of period                                                    $11.01              $7.84                N/A
    End of period                                                          $12.54              $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                     13,970              2,390                N/A

JNL/T. Rowe Price Mid-Cap Growth Division64

  Accumulation unit value:
    Beginning of period                                                    $26.96              $19.87               N/A
    End of period                                                          $31.14              $26.96               N/A
  Accumulation units outstanding
  at the end of period                                                      7,624               410                 N/A

JNL/Alliance Capital Growth Division555

  Accumulation unit value:
    Beginning of period                                                     $9.42               N/A                 N/A
    End of period                                                           $9.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,416               N/A                 N/A

JNL/JPMorgan International Value Division491

  Accumulation unit value:
    Beginning of period                                                     $8.54               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     41,515               N/A                 N/A

JNL/PIMCO Total Return Bond Division283

  Accumulation unit value:
    Beginning of period                                                    $12.98              $12.91               N/A
    End of period                                                          $13.27              $12.98               N/A
  Accumulation units outstanding
  at the end of period                                                     50,413              1,365                N/A

JNL/Lazard Small Cap Value Division49

  Accumulation unit value:
    Beginning of period                                                    $12.31              $9.06                N/A
    End of period                                                          $13.90              $12.31               N/A
  Accumulation units outstanding
  at the end of period                                                     25,674              2,924                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division49

  Accumulation unit value:
    Beginning of period                                                    $13.42              $10.64               N/A
    End of period                                                          $16.38              $13.42               N/A
  Accumulation units outstanding
  at the end of period                                                     31,442              2,814                N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.10               N/A                 N/A
    End of period                                                          $12.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     48,897               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division588

  Accumulation unit value:
    Beginning of period                                                     $7.38               N/A                 N/A
    End of period                                                           $7.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     68,491               N/A                 N/A

JNL/MCM The DowSM 10 Division355

  Accumulation unit value:
    Beginning of period                                                     $9.18              $7.90                N/A
    End of period                                                           $9.24              $9.18                N/A
  Accumulation units outstanding
  at the end of period                                                     147,879             2,569                N/A

JNL/MCM The S&P(R) 10 Division355

  Accumulation unit value:
    Beginning of period                                                     $8.33              $7.62                N/A
    End of period                                                           $9.59              $8.33                N/A
  Accumulation units outstanding
  at the end of period                                                     146,647             2,760                N/A

JNL/MCM Global 15 Division355

  Accumulation unit value:
    Beginning of period                                                     $9.04              $7.57                N/A
    End of period                                                          $11.34              $9.04                N/A
  Accumulation units outstanding
  at the end of period                                                     140,697             1,237                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division355

  Accumulation unit value:
    Beginning of period                                                     $9.66              $7.70                N/A
    End of period                                                          $11.53              $9.66                N/A
  Accumulation units outstanding
  at the end of period                                                     138,822             3,362                N/A

JNL/MCM Select Small-Cap Division355

  Accumulation unit value:
    Beginning of period                                                    $16.09              $12.84               N/A
    End of period                                                          $17.73              $16.09               N/A
  Accumulation units outstanding
  at the end of period                                                     69,536               519                 N/A

JNL/MCM Technology Sector Division582

  Accumulation unit value:
    Beginning of period                                                     $5.11               N/A                 N/A
    End of period                                                           $5.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,887               N/A                 N/A

JNL/MCM Healthcare Sector Division568

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $10.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,281               N/A                 N/A

JNL/MCM Financial Sector Division588

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $11.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,604               N/A                 N/A

JNL/MCM Oil & Gas Sector Division571

  Accumulation unit value:
    Beginning of period                                                    $14.08               N/A                 N/A
    End of period                                                          $16.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,219               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division599

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,875               N/A                 N/A

JNL/MCM Communications Sector Division599

  Accumulation unit value:
    Beginning of period                                                     $3.90               N/A                 N/A
    End of period                                                           $4.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,850               N/A                 N/A

JNL/Putnam Midcap Growth Division304

  Accumulation unit value:
    Beginning of period                                                     $6.30              $4.82                N/A
    End of period                                                           $7.32              $6.30                N/A
  Accumulation units outstanding
  at the end of period                                                      3,725                -                  N/A

JNL/FMR Balanced Division363

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.76                N/A
    End of period                                                           $9.84              $9.19                N/A
  Accumulation units outstanding
  at the end of period                                                     12,721                -                  N/A

JNL/T. Rowe Price Value Division84

  Accumulation unit value:
    Beginning of period                                                    $11.32              $8.91                N/A
    End of period                                                          $12.76              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                     50,393              5,486                N/A

JNL/MCM S&P 500 Index Division308

  Accumulation unit value:
    Beginning of period                                                     $9.54              $7.65                N/A
    End of period                                                          $10.28              $9.54                N/A
  Accumulation units outstanding
  at the end of period                                                     120,635             4,992                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division359

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.35                N/A
    End of period                                                          $12.58              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                     89,853              2,942                N/A

JNL/MCM Small Cap Index Division359

  Accumulation unit value:
    Beginning of period                                                    $11.22              $9.12                N/A
    End of period                                                          $12.89              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                     66,142              1,711                N/A

JNL/MCM International Index Division308

  Accumulation unit value:
    Beginning of period                                                    $11.37              $8.06                N/A
    End of period                                                          $13.30              $11.37               N/A
  Accumulation units outstanding
  at the end of period                                                     72,846               906                 N/A

JNL/MCM Bond Index Division359

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.86               N/A
    End of period                                                          $10.87              $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                     56,097               282                 N/A

JNL/Oppenheimer Global Growth Division413

  Accumulation unit value:
    Beginning of period                                                     $9.56              $8.58                N/A
    End of period                                                          $11.03              $9.56                N/A
  Accumulation units outstanding
  at the end of period                                                     25,698                -                  N/A

JNL/Oppenheimer Growth Division555

  Accumulation unit value:
    Beginning of period                                                     $8.03               N/A                 N/A
    End of period                                                           $7.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,224               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division532

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,083               N/A                 N/A

JNL/AIM Small Cap Growth Division283

  Accumulation unit value:
    Beginning of period                                                    $11.14              $7.59                N/A
    End of period                                                          $11.65              $11.14               N/A
  Accumulation units outstanding
  at the end of period                                                      4,238              1,974                N/A

JNL/AIM Premier Equity II Division532

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                           $9.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division504

  Accumulation unit value:
    Beginning of period                                                    $14.63               N/A                 N/A
    End of period                                                          $16.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,219               N/A                 N/A

JNL/MCM Nasdaq 15 Division689

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       806                N/A                 N/A

JNL/MCM Value Line 25 Division689

  Accumulation unit value:
    Beginning of period                                                     $9.56               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,347               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,334               N/A                 N/A

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,643               N/A                 N/A

JNL/S&P Managed Moderate Growth Division71

  Accumulation unit value:
    Beginning of period                                                    $11.18              $9.70                N/A
    End of period                                                          $11.99              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                     211,086               -                  N/A

JNL/S&P Managed Growth Division315

  Accumulation unit value:
    Beginning of period                                                    $11.26              $9.64                N/A
    End of period                                                          $12.28              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                     455,119             14,522               N/A

JNL/S&P Managed Aggressive Growth Division308

  Accumulation unit value:
    Beginning of period                                                    $10.94              $8.77                N/A
    End of period                                                          $12.05              $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                     244,861             21,753               N/A

JNL/S&P Very Aggressive Growth Division I304

  Accumulation unit value:
    Beginning of period                                                    $10.55              $8.10                N/A
    End of period                                                          $10.74              $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I314

  Accumulation unit value:
    Beginning of period                                                     $9.85              $8.01                N/A
    End of period                                                           $9.99              $9.85                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Aggressive Growth Division I314

  Accumulation unit value:
    Beginning of period                                                    $10.08              $8.16                N/A
    End of period                                                          $10.24              $10.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Core Index 50 Division379

  Accumulation unit value:
    Beginning of period                                                     $9.84              $8.70                N/A
    End of period                                                           $9.98              $9.84                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Core Index 100 Division304

  Accumulation unit value:
    Beginning of period                                                    $10.14              $8.42                N/A
    End of period                                                          $10.27              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Core Index 75 Division611

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division696

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,091               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division690

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,808               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.16% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4%
PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINED DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division190

  Accumulation unit value:
    Beginning of period                                                    $22.21              $16.75             $19.58
    End of period                                                          $24.27              $22.21             $16.75
  Accumulation units outstanding
  at the end of period                                                     26,979              1,158                196

JNL/FMR Capital Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $16.91              $12.74             $16.19
    End of period                                                          $19.53              $16.91             $12.74
  Accumulation units outstanding
  at the end of period                                                     12,708              7,135               4,814

JNL/Select Global Growth Division585

  Accumulation unit value:
    Beginning of period                                                    $19.07               N/A                 N/A
    End of period                                                          $21.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       457                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $15.83              $11.96             $15.75
    End of period                                                          $16.27              $15.83             $11.96
  Accumulation units outstanding
  at the end of period                                                     22,254              8,137               3,581

JNL/Eagle Core Equity Division264

  Accumulation unit value:
    Beginning of period                                                    $15.51              $12.73             $16.10
    End of period                                                          $16.14              $15.51             $12.73
  Accumulation units outstanding
  at the end of period                                                     29,270              7,545               2,876

JNL/Eagle SmallCap Equity Division264

  Accumulation unit value:
    Beginning of period                                                    $15.81              $11.54             $15.88
    End of period                                                          $18.38              $15.81             $11.54
  Accumulation units outstanding
  at the end of period                                                     31,418              10,608              1,400

JNL/Select Balanced Division120

  Accumulation unit value:
    Beginning of period                                                    $19.72              $16.58             $17.96
    End of period                                                          $21.40              $19.72             $16.58
  Accumulation units outstanding
  at the end of period                                                     94,128              19,751               536

JNL/Putnam Equity Division404

  Accumulation unit value:
    Beginning of period                                                    $16.96              $15.60               N/A
    End of period                                                          $18.77              $16.96               N/A
  Accumulation units outstanding
  at the end of period                                                      6,436              4,116                N/A

JNL/PPM America High Yield Bond Division114

  Accumulation unit value:
    Beginning of period                                                    $14.52              $12.50             $12.63
    End of period                                                          $14.93              $14.52             $12.50
  Accumulation units outstanding
  at the end of period                                                        -                23,482              3,269






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division162

  Accumulation unit value:
    Beginning of period                                                    $11.53              $11.73             $11.78
    End of period                                                          $11.37              $11.53             $11.73
  Accumulation units outstanding
  at the end of period                                                     86,185              4,130              10,587

JNL/Putnam Value Equity Division107

  Accumulation unit value:
    Beginning of period                                                    $17.16              $14.07             $17.30
    End of period                                                          $18.43              $17.16             $14.07
  Accumulation units outstanding
  at the end of period                                                     14,702              12,068              6,387

JNL/Salomon Brothers Strategic Bond Division114

  Accumulation unit value:
    Beginning of period                                                    $16.55              $14.89             $14.35
    End of period                                                          $17.31              $16.55             $14.89
  Accumulation units outstanding
  at the end of period                                                     49,857              16,119              3,426

JNL/Salomon Brothers U.S. Government & Quality Bond Division109

  Accumulation unit value:
    Beginning of period                                                    $14.25              $14.39             $13.41
    End of period                                                          $14.48              $14.25             $14.39
  Accumulation units outstanding
  at the end of period                                                     39,000              15,887             57,901

JNL/T. Rowe Price Established Growth Division264

  Accumulation unit value:
    Beginning of period                                                    $22.29              $17.45             $21.88
    End of period                                                          $23.97              $22.29             $17.45
  Accumulation units outstanding
  at the end of period                                                     65,595              15,556               774

JNL/JPMorgan International Equity Division264

  Accumulation unit value:
    Beginning of period                                                    $11.00              $8.35                N/A
    End of period                                                          $12.53              $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                     16,884              2,406                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division264

  Accumulation unit value:
    Beginning of period                                                    $26.93              $19.86             $25.80
    End of period                                                          $31.11              $26.93             $19.86
  Accumulation units outstanding
  at the end of period                                                     57,487              13,900              2,625

JNL/Alliance Capital Growth Division264

  Accumulation unit value:
    Beginning of period                                                     $9.06              $7.45               $9.82
    End of period                                                           $9.43              $9.06               $7.45
  Accumulation units outstanding
  at the end of period                                                     16,930              11,811              1,383

JNL/JPMorgan International Value Division426

  Accumulation unit value:
    Beginning of period                                                     $8.29              $7.38                N/A
    End of period                                                           $9.94              $8.29                N/A
  Accumulation units outstanding
  at the end of period                                                     124,915             4,516                N/A

JNL/PIMCO Total Return Bond Division114

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.65             $12.03
    End of period                                                          $13.26              $12.97             $12.65
  Accumulation units outstanding
  at the end of period                                                     207,813             52,158             11,063

JNL/Lazard Small Cap Value Division107

  Accumulation unit value:
    Beginning of period                                                    $12.30              $9.06              $12.02
    End of period                                                          $13.89              $12.30              $9.06
  Accumulation units outstanding
  at the end of period                                                     77,643              36,339              8,404

JNL/Lazard Mid Cap Value Division107

  Accumulation unit value:
    Beginning of period                                                    $13.41              $10.63             $13.02
    End of period                                                          $16.37              $13.41             $10.63
  Accumulation units outstanding
  at the end of period                                                     92,824              42,063             10,164






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.09               N/A                 N/A
    End of period                                                          $12.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     117,478              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division137

  Accumulation unit value:
    Beginning of period                                                     $7.32              $5.80               $6.71
    End of period                                                           $7.98              $7.32               $5.80
  Accumulation units outstanding
  at the end of period                                                     122,047             7,759               2,996

JNL/MCM The DowSM 10 Division114

  Accumulation unit value:
    Beginning of period                                                     $9.18              $7.46               $9.02
    End of period                                                           $9.24              $9.18               $7.46
  Accumulation units outstanding
  at the end of period                                                     641,544             82,823             22,624

JNL/MCM The S&P(R) 10 Division117

  Accumulation unit value:
    Beginning of period                                                     $8.32              $7.15               $9.68
    End of period                                                           $9.58              $8.32               $7.15
  Accumulation units outstanding
  at the end of period                                                     557,046             66,989              5,320

JNL/MCM Global 15 Division117

  Accumulation unit value:
    Beginning of period                                                     $9.04              $6.94               $8.80
    End of period                                                          $11.33              $9.04               $6.94
  Accumulation units outstanding
  at the end of period                                                     513,486             61,803              6,679

JNL/MCM 25 Division117

  Accumulation unit value:
    Beginning of period                                                     $9.66              $7.43               $9.56
    End of period                                                          $11.52              $9.66               $7.43
  Accumulation units outstanding
  at the end of period                                                     496,569             63,245             19,069






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division117

  Accumulation unit value:
    Beginning of period                                                    $16.08              $11.10             $15.08
    End of period                                                          $17.72              $16.08             $11.10
  Accumulation units outstanding
  at the end of period                                                     281,463             29,587              4,280

JNL/MCM Technology Sector Division497

  Accumulation unit value:
    Beginning of period                                                     $6.07               N/A                 N/A
    End of period                                                           $5.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     74,177               N/A                 N/A

JNL/MCM Healthcare Sector Division514

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $10.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     56,309               N/A                 N/A

JNL/MCM Financial Sector Division514

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $11.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,004               N/A                 N/A

JNL/MCM Oil & Gas Sector Division532

  Accumulation unit value:
    Beginning of period                                                    $13.86               N/A                 N/A
    End of period                                                          $16.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     51,059               N/A                 N/A

JNL/MCM Consumer Brands Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $9.60               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,299               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division522

  Accumulation unit value:
    Beginning of period                                                     $4.09               N/A                 N/A
    End of period                                                           $4.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     66,431               N/A                 N/A

JNL/Putnam Midcap Growth Division585

  Accumulation unit value:
    Beginning of period                                                     $6.34               N/A                 N/A
    End of period                                                           $7.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,369               N/A                 N/A

JNL/FMR Balanced Division264

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.26               $9.04
    End of period                                                           $9.84              $9.19               $8.26
  Accumulation units outstanding
  at the end of period                                                     70,555              11,797              4,099

JNL/T. Rowe Price Value Division264

  Accumulation unit value:
    Beginning of period                                                    $11.32              $8.90              $11.30
    End of period                                                          $12.76              $11.32              $8.90
  Accumulation units outstanding
  at the end of period                                                     163,282             37,306              2,351

JNL/MCM S&P 500 Index Division264

  Accumulation unit value:
    Beginning of period                                                     $9.54              $7.63               $9.66
    End of period                                                          $10.28              $9.54               $7.63
  Accumulation units outstanding
  at the end of period                                                     659,629            102,321              2,617

JNL/MCM S&P 400 MidCap Index Division190

  Accumulation unit value:
    Beginning of period                                                    $11.10              $8.43               $9.95
    End of period                                                          $12.58              $11.10              $8.43
  Accumulation units outstanding
  at the end of period                                                     412,870             80,238              3,033






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division264

  Accumulation unit value:
    Beginning of period                                                    $11.22              $7.86              $10.52
    End of period                                                          $12.89              $11.22              $7.86
  Accumulation units outstanding
  at the end of period                                                     388,313             84,406             15,776

JNL/MCM International Index Division114

  Accumulation unit value:
    Beginning of period                                                    $11.37              $8.46              $10.41
    End of period                                                          $13.30              $11.37              $8.46
  Accumulation units outstanding
  at the end of period                                                     337,850             84,106              2,710

JNL/MCM Bond Index Division264

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.63              $9.95
    End of period                                                          $10.87              $10.71             $10.63
  Accumulation units outstanding
  at the end of period                                                     364,386             85,640              5,567

JNL/Oppenheimer Global Growth Division264

  Accumulation unit value:
    Beginning of period                                                     $9.55              $6.95               $9.12
    End of period                                                          $11.03              $9.55               $6.95
  Accumulation units outstanding
  at the end of period                                                     70,308              8,092               1,129

JNL/Oppenheimer Growth Division201

  Accumulation unit value:
    Beginning of period                                                     $7.82              $6.79               $6.92
    End of period                                                           $7.98              $7.82               $6.79
  Accumulation units outstanding
  at the end of period                                                      8,401               353                 90

JNL/AIM Large Cap Growth Division114

  Accumulation unit value:
    Beginning of period                                                    $10.14              $7.97               $9.81
    End of period                                                          $10.92              $10.14              $7.97
  Accumulation units outstanding
  at the end of period                                                     54,913              9,308               2,644






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division264

  Accumulation unit value:
    Beginning of period                                                    $11.14              $8.22              $10.98
    End of period                                                          $11.65              $11.14              $8.22
  Accumulation units outstanding
  at the end of period                                                     22,101              9,086                741

JNL/AIM Premier Equity II Division264

  Accumulation unit value:
    Beginning of period                                                     $9.28              $7.73              $10.32
    End of period                                                           $9.06              $9.28               $7.73
  Accumulation units outstanding
  at the end of period                                                        -                6,056               1,326

JNL/Select Value Division426

  Accumulation unit value:
    Beginning of period                                                    $14.39              $13.07               N/A
    End of period                                                          $16.17              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                     43,654              5,811                N/A

JNL/MCM Nasdaq 15 Division691

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,067               N/A                 N/A

JNL/MCM Value Line 25 Division691

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,922               N/A                 N/A

JNL/MCM VIP Division696

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     73,046               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division694

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     93,863               N/A                 N/A

JNL/S&P Managed Moderate Growth Division132

  Accumulation unit value:
    Beginning of period                                                    $11.17              $9.69              $10.66
    End of period                                                          $11.98              $11.17              $9.69
  Accumulation units outstanding
  at the end of period                                                     629,686            279,684             81,492

JNL/S&P Managed Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $11.25              $9.44              $10.70
    End of period                                                          $12.27              $11.25              $9.44
  Accumulation units outstanding
  at the end of period                                                     884,609            259,323             28,570

JNL/S&P Managed Aggressive Growth Division264

  Accumulation unit value:
    Beginning of period                                                    $10.93              $8.81              $10.85
    End of period                                                          $12.05              $10.93              $8.81
  Accumulation units outstanding
  at the end of period                                                     460,242             12,418              3,963

JNL/S&P Very Aggressive Growth Division I264

  Accumulation unit value:
    Beginning of period                                                    $10.54              $8.25              $10.61
    End of period                                                          $10.73              $10.54              $8.25
  Accumulation units outstanding
  at the end of period                                                        -                3,728               1,492

JNL/S&P Equity Growth Division I264

  Accumulation unit value:
    Beginning of period                                                     $9.85              $7.77              $10.01
    End of period                                                           $9.98              $9.85               $7.77
  Accumulation units outstanding
  at the end of period                                                        -                54,799              4,040






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I264

  Accumulation unit value:
    Beginning of period                                                    $10.07              $7.92              $10.18
    End of period                                                          $10.23              $10.07              $7.92
  Accumulation units outstanding
  at the end of period                                                        -                5,917               3,740

JNL/S&P Core Index 50 Division311

  Accumulation unit value:
    Beginning of period                                                     $9.84              $7.73                N/A
    End of period                                                           $9.98              $9.84                N/A
  Accumulation units outstanding
  at the end of period                                                        -                22,735               N/A

JNL/S&P Core Index 100 Division114

  Accumulation unit value:
    Beginning of period                                                    $10.14              $8.49               $9.66
    End of period                                                          $10.27              $10.14              $8.49
  Accumulation units outstanding
  at the end of period                                                        -                15,807             11,266

JNL/S&P Core Index 75 Division264

  Accumulation unit value:
    Beginning of period                                                    $10.00              $8.08               $9.83
    End of period                                                          $10.16              $10.00              $8.08
  Accumulation units outstanding
  at the end of period                                                        -                2,721               2,759

JNL/S&P Managed Conservative Division698

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,185               N/A                 N/A

JNL/S&P Managed Moderate Division698

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,666               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.17% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINED DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 3%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division384

  Accumulation unit value:
    Beginning of period                                                    $22.19              $19.18               N/A
    End of period                                                          $24.25              $22.19               N/A
  Accumulation units outstanding
  at the end of period                                                      1,902               847                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division92

  Accumulation unit value:
    Beginning of period                                                    $15.50              $12.72             $16.11
    End of period                                                          $16.13              $15.50             $12.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division93

  Accumulation unit value:
    Beginning of period                                                    $15.79              $11.53             $16.23
    End of period                                                          $18.36              $15.79             $11.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Balanced Division419

  Accumulation unit value:
    Beginning of period                                                    $19.71              $18.13               N/A
    End of period                                                          $21.38              $19.71               N/A
  Accumulation units outstanding
  at the end of period                                                      9,107              4,034                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division419

  Accumulation unit value:
    Beginning of period                                                    $14.50              $13.84               N/A
    End of period                                                          $14.91              $14.50               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 215                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division89

  Accumulation unit value:
    Beginning of period                                                    $17.14              $14.06             $17.65
    End of period                                                          $18.41              $17.14             $14.06
  Accumulation units outstanding
  at the end of period                                                      2,659              1,257                 -

JNL/Salomon Brothers Strategic Bond Division446

  Accumulation unit value:
    Beginning of period                                                    $16.53              $16.21               N/A
    End of period                                                          $17.30              $16.53               N/A
  Accumulation units outstanding
  at the end of period                                                       104                104                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division65

  Accumulation unit value:
    Beginning of period                                                    $14.24              $14.38             $13.33
    End of period                                                          $14.47              $14.24             $14.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Established Growth Division77

  Accumulation unit value:
    Beginning of period                                                    $22.27              $17.43             $23.16
    End of period                                                          $23.95              $22.27             $17.43
  Accumulation units outstanding
  at the end of period                                                       158                144                  -

JNL/JPMorgan International Equity Division384

  Accumulation unit value:
    Beginning of period                                                    $11.00              $9.22                N/A
    End of period                                                          $12.52              $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                      4,273              2,096                N/A

JNL/T. Rowe Price Mid-Cap Growth Division77

  Accumulation unit value:
    Beginning of period                                                    $26.91              $19.84             $26.30
    End of period                                                          $31.08              $26.91             $19.84
  Accumulation units outstanding
  at the end of period                                                       850                411                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division89

  Accumulation unit value:
    Beginning of period                                                     $9.06              $7.45              $10.17
    End of period                                                           $9.42              $9.06               $7.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division65

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.65             $12.09
    End of period                                                          $13.25              $12.97             $12.65
  Accumulation units outstanding
  at the end of period                                                      3,117              1,859                 -

JNL/Lazard Small Cap Value Division77

  Accumulation unit value:
    Beginning of period                                                    $12.30              $9.05              $11.96
    End of period                                                          $13.88              $12.30              $9.05
  Accumulation units outstanding
  at the end of period                                                      2,023              1,060                 -

JNL/Lazard Mid Cap Value Division89

  Accumulation unit value:
    Beginning of period                                                    $13.40              $10.63             $12.97
    End of period                                                          $16.36              $13.40             $10.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.09               N/A                 N/A
    End of period                                                          $12.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       265                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division446

  Accumulation unit value:
    Beginning of period                                                     $7.32              $6.93                N/A
    End of period                                                           $7.97              $7.32                N/A
  Accumulation units outstanding
  at the end of period                                                       733                734                 N/A

JNL/MCM The DowSM 10 Division93

  Accumulation unit value:
    Beginning of period                                                     $9.17              $7.45               $8.92
    End of period                                                           $9.23              $9.17               $7.45
  Accumulation units outstanding
  at the end of period                                                     14,365              7,111                 -

JNL/MCM The S&P(R) 10 Division412

  Accumulation unit value:
    Beginning of period                                                     $8.32              $7.59                N/A
    End of period                                                           $9.58              $8.32                N/A
  Accumulation units outstanding
  at the end of period                                                      8,625              4,921                N/A

JNL/MCM Global 15 Division412

  Accumulation unit value:
    Beginning of period                                                     $9.04              $8.60                N/A
    End of period                                                          $11.33              $9.04                N/A
  Accumulation units outstanding
  at the end of period                                                      8,736              3,985                N/A

JNL/MCM 25 Division412

  Accumulation unit value:
    Beginning of period                                                     $9.65              $8.32                N/A
    End of period                                                          $11.51              $9.65                N/A
  Accumulation units outstanding
  at the end of period                                                      7,192              4,203                N/A

JNL/MCM Select Small-Cap Division412

  Accumulation unit value:
    Beginning of period                                                    $16.07              $14.72               N/A
    End of period                                                          $17.71              $16.07               N/A
  Accumulation units outstanding
  at the end of period                                                      3,392              2,322                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division564

  Accumulation unit value:
    Beginning of period                                                    $13.97               N/A                 N/A
    End of period                                                          $16.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       776                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division89

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.25               $9.06
    End of period                                                           $9.83              $9.19               $8.25
  Accumulation units outstanding
  at the end of period                                                      2,446              2,446                 -

JNL/T. Rowe Price Value Division89

  Accumulation unit value:
    Beginning of period                                                    $11.31              $8.90              $11.22
    End of period                                                          $12.75              $11.31              $8.90
  Accumulation units outstanding
  at the end of period                                                       249                249                  -

JNL/MCM S&P 500 Index Division68

  Accumulation unit value:
    Beginning of period                                                     $9.54              $7.63              $10.18
    End of period                                                          $10.28              $9.54               $7.63
  Accumulation units outstanding
  at the end of period                                                      6,378              6,137                 -

JNL/MCM S&P 400 MidCap Index Division400

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.98                N/A
    End of period                                                          $12.57              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                      1,998              2,001                N/A

JNL/MCM Small Cap Index Division68

  Accumulation unit value:
    Beginning of period                                                    $11.21              $7.86              $10.24
    End of period                                                          $12.89              $11.21              $7.86
  Accumulation units outstanding
  at the end of period                                                      1,986              1,979                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division400

  Accumulation unit value:
    Beginning of period                                                    $11.37              $9.53                N/A
    End of period                                                          $13.29              $11.37               N/A
  Accumulation units outstanding
  at the end of period                                                      1,558              1,596                N/A

JNL/MCM Bond Index Division68

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.63              $9.95
    End of period                                                          $10.86              $10.71             $10.63
  Accumulation units outstanding
  at the end of period                                                       845                786                  -

JNL/Oppenheimer Global Growth Division92

  Accumulation unit value:
    Beginning of period                                                     $9.55              $6.94               $8.99
    End of period                                                          $11.02              $9.55               $6.94
  Accumulation units outstanding
  at the end of period                                                       299                299                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division89

  Accumulation unit value:
    Beginning of period                                                    $11.13              $8.22              $10.98
    End of period                                                          $11.64              $11.13              $8.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division77

  Accumulation unit value:
    Beginning of period                                                     $9.28              $7.73              $10.96
    End of period                                                           $9.05              $9.28               $7.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division463

  Accumulation unit value:
    Beginning of period                                                    $14.39              $13.62               N/A
    End of period                                                          $16.16              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                       327                176                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division691

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,040               N/A                 N/A

JNL/MCM VIP Division691

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,302               N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division62

  Accumulation unit value:
    Beginning of period                                                    $11.16              $9.69              $10.64
    End of period                                                          $11.97              $11.16              $9.69
  Accumulation units outstanding
  at the end of period                                                      1,463                -                   -

JNL/S&P Managed Growth Division73

  Accumulation unit value:
    Beginning of period                                                    $11.24              $9.44              $11.12
    End of period                                                          $12.26              $11.24              $9.44
  Accumulation units outstanding
  at the end of period                                                       67                  41                  -

JNL/S&P Managed Aggressive Growth Division99

  Accumulation unit value:
    Beginning of period                                                    $10.92              $8.80              $10.91
    End of period                                                          $12.04              $10.92              $8.80
  Accumulation units outstanding
  at the end of period                                                      5,976              1,750                 -

JNL/S&P Very Aggressive Growth Division I99

  Accumulation unit value:
    Beginning of period                                                    $10.54              $8.25              $10.68
    End of period                                                          $10.72              $10.54              $8.25
  Accumulation units outstanding
  at the end of period                                                        -                 169                  -

JNL/S&P Equity Growth Division I99

  Accumulation unit value:
    Beginning of period                                                     $9.84              $7.76              $10.08
    End of period                                                           $9.97              $9.84               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                1,907                 -

JNL/S&P Equity Aggressive Growth Division I99

  Accumulation unit value:
    Beginning of period                                                    $10.06              $7.92              $10.26
    End of period                                                          $10.23              $10.06              $7.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division446

  Accumulation unit value:
    Beginning of period                                                     $9.84              $9.40                N/A
    End of period                                                           $9.98              $9.84                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 180                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division104

  Accumulation unit value:
    Beginning of period                                                    $10.00              $8.08               $9.56
    End of period                                                          $10.16              $10.00              $8.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.195% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 2%
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 2%
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division493

  Accumulation unit value:
    Beginning of period                                                    $22.73               N/A                 N/A
    End of period                                                          $24.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,020               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division462

  Accumulation unit value:
    Beginning of period                                                    $15.79              $15.17               N/A
    End of period                                                          $16.22              $15.79               N/A
  Accumulation units outstanding
  at the end of period                                                      1,099               734                 N/A

JNL/Eagle Core Equity Division462

  Accumulation unit value:
    Beginning of period                                                    $15.47              $14.73               N/A
    End of period                                                          $16.09              $15.47               N/A
  Accumulation units outstanding
  at the end of period                                                      1,532               754                 N/A

JNL/Eagle SmallCap Equity Division415

  Accumulation unit value:
    Beginning of period                                                    $15.77              $15.22               N/A
    End of period                                                          $18.32              $15.77               N/A
  Accumulation units outstanding
  at the end of period                                                      1,519               670                 N/A

JNL/Select Balanced Division335

  Accumulation unit value:
    Beginning of period                                                    $19.66              $17.62               N/A
    End of period                                                          $21.33              $19.66               N/A
  Accumulation units outstanding
  at the end of period                                                      5,560               424                 N/A

JNL/Putnam Equity Division653

  Accumulation unit value:
    Beginning of period                                                    $16.66               N/A                 N/A
    End of period                                                          $18.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,248               N/A                 N/A

JNL/PPM America High Yield Bond Division291

  Accumulation unit value:
    Beginning of period                                                    $14.47              $12.87               N/A
    End of period                                                          $14.88              $14.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,646                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division467

  Accumulation unit value:
    Beginning of period                                                    $11.49              $11.51               N/A
    End of period                                                          $11.33              $11.49               N/A
  Accumulation units outstanding
  at the end of period                                                      2,097               655                 N/A

JNL/Putnam Value Equity Division526

  Accumulation unit value:
    Beginning of period                                                    $17.78               N/A                 N/A
    End of period                                                          $18.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       832                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division462

  Accumulation unit value:
    Beginning of period                                                    $16.50              $16.30               N/A
    End of period                                                          $17.26              $16.50               N/A
  Accumulation units outstanding
  at the end of period                                                      6,786              1,175                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division305

  Accumulation unit value:
    Beginning of period                                                    $14.21              $14.39               N/A
    End of period                                                          $14.43              $14.21               N/A
  Accumulation units outstanding
  at the end of period                                                      1,822              1,388                N/A

JNL/T. Rowe Price Established Growth Division450

  Accumulation unit value:
    Beginning of period                                                    $22.22              $20.98               N/A
    End of period                                                          $23.89              $22.22               N/A
  Accumulation units outstanding
  at the end of period                                                      3,376               850                 N/A

JNL/JPMorgan International Equity Division450

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.11               N/A
    End of period                                                          $12.49              $10.97               N/A
  Accumulation units outstanding
  at the end of period                                                      2,910               202                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division268

  Accumulation unit value:
    Beginning of period                                                    $26.85              $18.26               N/A
    End of period                                                          $31.01              $26.85               N/A
  Accumulation units outstanding
  at the end of period                                                      5,583              2,004                N/A

JNL/Alliance Capital Growth Division450

  Accumulation unit value:
    Beginning of period                                                     $9.04              $8.83                N/A
    End of period                                                           $9.41              $9.04                N/A
  Accumulation units outstanding
  at the end of period                                                      6,429               231                 N/A

JNL/JPMorgan International Value Division290

  Accumulation unit value:
    Beginning of period                                                     $8.27              $5.50                N/A
    End of period                                                           $9.91              $8.27                N/A
  Accumulation units outstanding
  at the end of period                                                       251                755                 N/A

JNL/PIMCO Total Return Bond Division283

  Accumulation unit value:
    Beginning of period                                                    $12.95              $12.88               N/A
    End of period                                                          $13.23              $12.95               N/A
  Accumulation units outstanding
  at the end of period                                                     36,555              10,258               N/A

JNL/Lazard Small Cap Value Division290

  Accumulation unit value:
    Beginning of period                                                    $12.28              $8.65                N/A
    End of period                                                          $13.86              $12.28               N/A
  Accumulation units outstanding
  at the end of period                                                      5,741              1,237                N/A

JNL/Lazard Mid Cap Value Division290

  Accumulation unit value:
    Beginning of period                                                    $13.38              $10.29               N/A
    End of period                                                          $16.33              $13.38               N/A
  Accumulation units outstanding
  at the end of period                                                      6,645              1,136                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.07               N/A                 N/A
    End of period                                                          $12.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,075               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division268

  Accumulation unit value:
    Beginning of period                                                     $7.31              $5.38                N/A
    End of period                                                           $7.96              $7.31                N/A
  Accumulation units outstanding
  at the end of period                                                      3,850              4,070                N/A

JNL/MCM The DowSM 10 Division289

  Accumulation unit value:
    Beginning of period                                                     $9.16              $6.70                N/A
    End of period                                                           $9.22              $9.16                N/A
  Accumulation units outstanding
  at the end of period                                                     29,707              32,009               N/A

JNL/MCM The S&P(R) 10 Division289

  Accumulation unit value:
    Beginning of period                                                     $8.31              $6.81                N/A
    End of period                                                           $9.56              $8.31                N/A
  Accumulation units outstanding
  at the end of period                                                     32,052              24,543               N/A

JNL/MCM Global 15 Division384

  Accumulation unit value:
    Beginning of period                                                     $9.03              $7.70                N/A
    End of period                                                          $11.31              $9.03                N/A
  Accumulation units outstanding
  at the end of period                                                     22,226              18,197               N/A

JNL/MCM 25 Division290

  Accumulation unit value:
    Beginning of period                                                     $9.64              $6.84                N/A
    End of period                                                          $11.50              $9.64                N/A
  Accumulation units outstanding
  at the end of period                                                     28,233              22,999               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division289

  Accumulation unit value:
    Beginning of period                                                    $16.06              $10.82               N/A
    End of period                                                          $17.68              $16.06               N/A
  Accumulation units outstanding
  at the end of period                                                     13,596              11,696               N/A

JNL/MCM Technology Sector Division699

  Accumulation unit value:
    Beginning of period                                                     $5.25               N/A                 N/A
    End of period                                                           $5.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       567                N/A                 N/A

JNL/MCM Healthcare Sector Division699

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A                 N/A
    End of period                                                          $10.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       306                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division683

  Accumulation unit value:
    Beginning of period                                                    $15.99               N/A                 N/A
    End of period                                                          $16.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,042               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division290

  Accumulation unit value:
    Beginning of period                                                     $6.29              $4.85                N/A
    End of period                                                           $7.30              $6.29                N/A
  Accumulation units outstanding
  at the end of period                                                      2,500               585                 N/A

JNL/FMR Balanced Division268

  Accumulation unit value:
    Beginning of period                                                     $9.18              $7.94                N/A
    End of period                                                           $9.82              $9.18                N/A
  Accumulation units outstanding
  at the end of period                                                      2,159              2,425                N/A

JNL/T. Rowe Price Value Division290

  Accumulation unit value:
    Beginning of period                                                    $11.30              $8.37                N/A
    End of period                                                          $12.74              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                     10,644              3,396                N/A

JNL/MCM S&P 500 Index Division289

  Accumulation unit value:
    Beginning of period                                                     $9.54              $7.47                N/A
    End of period                                                          $10.27              $9.54                N/A
  Accumulation units outstanding
  at the end of period                                                     29,523              20,093               N/A

JNL/MCM S&P 400 MidCap Index Division290

  Accumulation unit value:
    Beginning of period                                                    $11.09              $8.05                N/A
    End of period                                                          $12.56              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                     14,269              4,881                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division268

  Accumulation unit value:
    Beginning of period                                                    $11.21              $7.26                N/A
    End of period                                                          $12.88              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                     14,755              5,988                N/A

JNL/MCM International Index Division290

  Accumulation unit value:
    Beginning of period                                                    $11.36              $7.81                N/A
    End of period                                                          $13.28              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                      5,193              1,992                N/A

JNL/MCM Bond Index Division386

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.57               N/A
    End of period                                                          $10.86              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                      6,662              5,624                N/A

JNL/Oppenheimer Global Growth Division462

  Accumulation unit value:
    Beginning of period                                                     $9.54              $8.89                N/A
    End of period                                                          $11.01              $9.54                N/A
  Accumulation units outstanding
  at the end of period                                                      4,160              1,011                N/A

JNL/Oppenheimer Growth Division450

  Accumulation unit value:
    Beginning of period                                                     $7.82              $7.73                N/A
    End of period                                                           $7.97              $7.82                N/A
  Accumulation units outstanding
  at the end of period                                                       310                330                 N/A

JNL/AIM Large Cap Growth Division462

  Accumulation unit value:
    Beginning of period                                                    $10.14              $9.96                N/A
    End of period                                                          $10.91              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                      5,348              1,674                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division593

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $11.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,973               N/A                 N/A

JNL/AIM Premier Equity II Division290

  Accumulation unit value:
    Beginning of period                                                     $9.27              $7.50                N/A
    End of period                                                           $9.05              $9.27                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 406                 N/A

JNL/Select Value Division462

  Accumulation unit value:
    Beginning of period                                                    $14.39              $13.53               N/A
    End of period                                                          $16.15              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                      4,151               820                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division706

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       344                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division706

  Accumulation unit value:
    Beginning of period                                                    $10.35               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,419               N/A                 N/A

JNL/S&P Managed Moderate Growth Division318

  Accumulation unit value:
    Beginning of period                                                    $11.15              $9.92                N/A
    End of period                                                          $11.95              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                     55,588              25,521               N/A

JNL/S&P Managed Growth Division283

  Accumulation unit value:
    Beginning of period                                                    $11.23              $9.06                N/A
    End of period                                                          $12.24              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     153,479             35,824               N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                          $12.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     55,319               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I420

  Accumulation unit value:
    Beginning of period                                                    $10.52              $9.50                N/A
    End of period                                                          $10.71              $10.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                33,582               N/A

JNL/S&P Equity Growth Division I467

  Accumulation unit value:
    Beginning of period                                                     $9.83              $9.47                N/A
    End of period                                                           $9.96              $9.83                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,648                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division294

  Accumulation unit value:
    Beginning of period                                                     $9.83              $7.46                N/A
    End of period                                                           $9.97              $9.83                N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,983                N/A

JNL/S&P Core Index 100 Division294

  Accumulation unit value:
    Beginning of period                                                    $10.13              $8.31                N/A
    End of period                                                          $10.26              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,199                N/A

JNL/S&P Core Index 75 Division294

  Accumulation unit value:
    Beginning of period                                                    $10.00              $7.89                N/A
    End of period                                                          $10.15              $10.00               N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,565                N/A

JNL/S&P Managed Conservative Division711

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,030               N/A                 N/A

JNL/S&P Managed Moderate Division711

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,982               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.20% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD
COMBINED DEATH BENEFIT AND EARNINGSMAX
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT RELAUNCH
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH
EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division441

  Accumulation unit value:
    Beginning of period                                                    $22.13              $20.61               N/A
    End of period                                                          $24.18              $22.13               N/A
  Accumulation units outstanding
  at the end of period                                                      1,777                67                 N/A

JNL/FMR Capital Growth Division469

  Accumulation unit value:
    Beginning of period                                                    $16.85              $16.39               N/A
    End of period                                                          $19.45              $16.85               N/A
  Accumulation units outstanding
  at the end of period                                                      2,465               180                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division707

  Accumulation unit value:
    Beginning of period                                                    $21.02               N/A                 N/A
    End of period                                                          $21.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,033               N/A                 N/A

JNL/Alger Growth Division441

  Accumulation unit value:
    Beginning of period                                                    $15.78              $14.74               N/A
    End of period                                                          $16.21              $15.78               N/A
  Accumulation units outstanding
  at the end of period                                                       708                118                 N/A

JNL/Eagle Core Equity Division398

  Accumulation unit value:
    Beginning of period                                                    $15.47              $14.09               N/A
    End of period                                                          $16.09              $15.47               N/A
  Accumulation units outstanding
  at the end of period                                                      6,380              1,408                N/A

JNL/Eagle SmallCap Equity Division398

  Accumulation unit value:
    Beginning of period                                                    $15.76              $14.50               N/A
    End of period                                                          $18.32              $15.76               N/A
  Accumulation units outstanding
  at the end of period                                                      3,898              1,130                N/A

JNL/Select Balanced Division420

  Accumulation unit value:
    Beginning of period                                                    $19.66              $18.15               N/A
    End of period                                                          $21.32              $19.66               N/A
  Accumulation units outstanding
  at the end of period                                                     11,704              1,567                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division429

  Accumulation unit value:
    Beginning of period                                                    $14.47              $13.94               N/A
    End of period                                                          $14.87              $14.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,423                N/A

JNL/Select Money Market Division334

  Accumulation unit value:
    Beginning of period                                                    $11.49              $11.62               N/A
    End of period                                                          $11.33              $11.49               N/A
  Accumulation units outstanding
  at the end of period                                                     20,462                -                  N/A

JNL/Putnam Value Equity Division398

  Accumulation unit value:
    Beginning of period                                                    $17.10              $15.40               N/A
    End of period                                                          $18.36              $17.10               N/A
  Accumulation units outstanding
  at the end of period                                                      2,424               358                 N/A

JNL/Salomon Brothers Strategic Bond Division430

  Accumulation unit value:
    Beginning of period                                                    $16.49              $16.19               N/A
    End of period                                                          $17.25              $16.49               N/A
  Accumulation units outstanding
  at the end of period                                                      3,704              1,547                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division420

  Accumulation unit value:
    Beginning of period                                                    $14.20              $14.21               N/A
    End of period                                                          $14.43              $14.20               N/A
  Accumulation units outstanding
  at the end of period                                                      2,777              1,536                N/A

JNL/T. Rowe Price Established Growth Division420

  Accumulation unit value:
    Beginning of period                                                    $22.21              $20.17               N/A
    End of period                                                          $23.87              $22.21               N/A
  Accumulation units outstanding
  at the end of period                                                      1,392               191                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division537

  Accumulation unit value:
    Beginning of period                                                    $11.03               N/A                 N/A
    End of period                                                          $12.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,506               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division420

  Accumulation unit value:
    Beginning of period                                                    $26.84              $24.09               N/A
    End of period                                                          $30.99              $26.84               N/A
  Accumulation units outstanding
  at the end of period                                                      7,459               336                 N/A

JNL/Alliance Capital Growth Division512

  Accumulation unit value:
    Beginning of period                                                     $9.19               N/A                 N/A
    End of period                                                           $9.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,321               N/A                 N/A

JNL/JPMorgan International Value Division445

  Accumulation unit value:
    Beginning of period                                                     $8.27              $7.54                N/A
    End of period                                                           $9.91              $8.27                N/A
  Accumulation units outstanding
  at the end of period                                                     13,354              1,986                N/A

JNL/PIMCO Total Return Bond Division186

  Accumulation unit value:
    Beginning of period                                                    $12.94              $12.63             $12.40
    End of period                                                          $13.22              $12.94             $12.63
  Accumulation units outstanding
  at the end of period                                                     23,442              5,063                 -

JNL/Lazard Small Cap Value Division441

  Accumulation unit value:
    Beginning of period                                                    $12.28              $11.28               N/A
    End of period                                                          $13.86              $12.28               N/A
  Accumulation units outstanding
  at the end of period                                                      8,226              1,454                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division441

  Accumulation unit value:
    Beginning of period                                                    $13.38              $12.55               N/A
    End of period                                                          $16.33              $13.38               N/A
  Accumulation units outstanding
  at the end of period                                                     12,175              2,341                N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.06               N/A                 N/A
    End of period                                                          $12.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,011               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division420

  Accumulation unit value:
    Beginning of period                                                     $7.31              $6.55                N/A
    End of period                                                           $7.96              $7.31                N/A
  Accumulation units outstanding
  at the end of period                                                      2,127              1,174                N/A

JNL/MCM The DowSM 10 Division201

  Accumulation unit value:
    Beginning of period                                                     $9.16              $7.45               $6.33
    End of period                                                           $9.22              $9.16               $7.45
  Accumulation units outstanding
  at the end of period                                                     113,776             9,833                 -

JNL/MCM The S&P(R) 10 Division201

  Accumulation unit value:
    Beginning of period                                                     $8.31              $7.14               $7.51
    End of period                                                           $9.56              $8.31               $7.14
  Accumulation units outstanding
  at the end of period                                                     91,266              6,177                 -

JNL/MCM Global 15 Division201

  Accumulation unit value:
    Beginning of period                                                     $9.02              $6.93               $6.70
    End of period                                                          $11.31              $9.02               $6.93
  Accumulation units outstanding
  at the end of period                                                     93,438              6,629                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division201

  Accumulation unit value:
    Beginning of period                                                     $9.64              $7.42               $6.96
    End of period                                                          $11.49              $9.64               $7.42
  Accumulation units outstanding
  at the end of period                                                     94,251              5,195                 -

JNL/MCM Select Small-Cap Division201

  Accumulation unit value:
    Beginning of period                                                    $16.05              $11.09             $10.08
    End of period                                                          $17.68              $16.05             $11.09
  Accumulation units outstanding
  at the end of period                                                     55,662              3,188                 -

JNL/MCM Technology Sector Division501

  Accumulation unit value:
    Beginning of period                                                     $5.91               N/A                 N/A
    End of period                                                           $5.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,079               N/A                 N/A

JNL/MCM Healthcare Sector Division490

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $10.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       695                N/A                 N/A

JNL/MCM Financial Sector Division490

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $11.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       653                N/A                 N/A

JNL/MCM Oil & Gas Sector Division490

  Accumulation unit value:
    Beginning of period                                                    $12.83               N/A                 N/A
    End of period                                                          $16.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,333               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division707

  Accumulation unit value:
    Beginning of period                                                     $4.26               N/A                 N/A
    End of period                                                           $4.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,148               N/A                 N/A

JNL/Putnam Midcap Growth Division349

  Accumulation unit value:
    Beginning of period                                                     $6.29              $5.66                N/A
    End of period                                                           $7.30              $6.29                N/A
  Accumulation units outstanding
  at the end of period                                                      1,985               630                 N/A

JNL/FMR Balanced Division427

  Accumulation unit value:
    Beginning of period                                                     $9.17              $8.80                N/A
    End of period                                                           $9.82              $9.17                N/A
  Accumulation units outstanding
  at the end of period                                                     15,423              7,078                N/A

JNL/T. Rowe Price Value Division420

  Accumulation unit value:
    Beginning of period                                                    $11.30              $10.00               N/A
    End of period                                                          $12.73              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                     25,763              2,427                N/A

JNL/MCM S&P 500 Index Division186

  Accumulation unit value:
    Beginning of period                                                     $9.54              $7.63               $7.75
    End of period                                                          $10.27              $9.54               $7.63
  Accumulation units outstanding
  at the end of period                                                     98,001              12,208                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division201

  Accumulation unit value:
    Beginning of period                                                    $11.09              $8.43               $7.67
    End of period                                                          $12.56              $11.09              $8.43
  Accumulation units outstanding
  at the end of period                                                     60,222              2,741                 -

JNL/MCM Small Cap Index Division201

  Accumulation unit value:
    Beginning of period                                                    $11.21              $7.85               $7.20
    End of period                                                          $12.87              $11.21              $7.85
  Accumulation units outstanding
  at the end of period                                                     34,785              2,028                 -

JNL/MCM International Index Division201

  Accumulation unit value:
    Beginning of period                                                    $11.36              $8.46               $7.94
    End of period                                                          $13.28              $11.36              $8.46
  Accumulation units outstanding
  at the end of period                                                     30,885              2,553                 -

JNL/MCM Bond Index Division201

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.63             $10.52
    End of period                                                          $10.85              $10.71             $10.63
  Accumulation units outstanding
  at the end of period                                                     23,911              1,361                 -

JNL/Oppenheimer Global Growth Division469

  Accumulation unit value:
    Beginning of period                                                     $9.54              $9.10                N/A
    End of period                                                          $11.01              $9.54                N/A
  Accumulation units outstanding
  at the end of period                                                     15,624               648                 N/A

JNL/Oppenheimer Growth Division441

  Accumulation unit value:
    Beginning of period                                                     $7.81              $7.69                N/A
    End of period                                                           $7.97              $7.81                N/A
  Accumulation units outstanding
  at the end of period                                                      5,716               226                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division349

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.20                N/A
    End of period                                                          $10.90              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                     10,335              2,366                N/A

JNL/AIM Small Cap Growth Division349

  Accumulation unit value:
    Beginning of period                                                    $11.13              $9.47                N/A
    End of period                                                          $11.63              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                      1,292               166                 N/A

JNL/AIM Premier Equity II Division469

  Accumulation unit value:
    Beginning of period                                                     $9.27              $8.90                N/A
    End of period                                                           $9.05              $9.27                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 331                 N/A

JNL/Select Value Division440

  Accumulation unit value:
    Beginning of period                                                    $14.39              $13.06               N/A
    End of period                                                          $16.15              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                      1,896               613                 N/A

JNL/MCM Nasdaq 15 Division700

  Accumulation unit value:
    Beginning of period                                                    $10.40               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,952               N/A                 N/A

JNL/MCM Value Line 25 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.51               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,965               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division723

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,389               N/A                 N/A

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.70               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     65,365               N/A                 N/A

JNL/S&P Managed Moderate Growth Division186

  Accumulation unit value:
    Beginning of period                                                    $11.14              $9.67               $9.66
    End of period                                                          $11.94              $11.14              $9.67
  Accumulation units outstanding
  at the end of period                                                     127,551             2,037                 -

JNL/S&P Managed Growth Division212

  Accumulation unit value:
    Beginning of period                                                    $11.23              $9.43               $9.33
    End of period                                                          $12.23              $11.23              $9.43
  Accumulation units outstanding
  at the end of period                                                     32,748              13,926                -

JNL/S&P Managed Aggressive Growth Division480

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.75               N/A
    End of period                                                          $12.01              $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                     85,611              6,837                N/A

JNL/S&P Very Aggressive Growth Division I538

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $10.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I157

  Accumulation unit value:
    Beginning of period                                                     $9.82              $7.75               $7.49
    End of period                                                           $9.95              $9.82               $7.75
  Accumulation units outstanding
  at the end of period                                                        -                1,621                 -

JNL/S&P Equity Aggressive Growth Division I398

  Accumulation unit value:
    Beginning of period                                                    $10.05              $9.04                N/A
    End of period                                                          $10.21              $10.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 203                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division186

  Accumulation unit value:
    Beginning of period                                                    $10.13              $8.48               $8.53
    End of period                                                          $10.26              $10.13              $8.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division691

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,761               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division696

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,570               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.21% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4%
COMPOUNDING DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINATION 5% ROLL-UP AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT
4% PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION
4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division306

  Accumulation unit value:
    Beginning of period                                                    $22.11              $16.89               N/A
    End of period                                                          $24.15              $22.11               N/A
  Accumulation units outstanding
  at the end of period                                                     19,939              7,238                N/A

JNL/FMR Capital Growth Division371

  Accumulation unit value:
    Beginning of period                                                    $16.84              $14.87               N/A
    End of period                                                          $19.43              $16.84               N/A
  Accumulation units outstanding
  at the end of period                                                       714                 -                  N/A

JNL/Select Global Growth Division636

  Accumulation unit value:
    Beginning of period                                                    $17.64               N/A                 N/A
    End of period                                                          $21.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       956                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division309

  Accumulation unit value:
    Beginning of period                                                    $15.77              $12.23               N/A
    End of period                                                          $16.20              $15.77               N/A
  Accumulation units outstanding
  at the end of period                                                      9,897              6,349                N/A

JNL/Eagle Core Equity Division278

  Accumulation unit value:
    Beginning of period                                                    $15.45              $12.15               N/A
    End of period                                                          $16.07              $15.45               N/A
  Accumulation units outstanding
  at the end of period                                                     19,145              9,880                N/A

JNL/Eagle SmallCap Equity Division284

  Accumulation unit value:
    Beginning of period                                                    $15.75              $9.98                N/A
    End of period                                                          $18.30              $15.75               N/A
  Accumulation units outstanding
  at the end of period                                                     10,853              12,417               N/A

JNL/Select Balanced Division269

  Accumulation unit value:
    Beginning of period                                                    $19.64              $15.91               N/A
    End of period                                                          $21.30              $19.64               N/A
  Accumulation units outstanding
  at the end of period                                                     57,653              10,727               N/A

JNL/Putnam Equity Division630

  Accumulation unit value:
    Beginning of period                                                    $16.58               N/A                 N/A
    End of period                                                          $18.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,617               N/A                 N/A

JNL/PPM America High Yield Bond Division267

  Accumulation unit value:
    Beginning of period                                                    $14.45              $12.58               N/A
    End of period                                                          $14.86              $14.45               N/A
  Accumulation units outstanding
  at the end of period                                                        -                29,523               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division281

  Accumulation unit value:
    Beginning of period                                                    $11.48              $11.65               N/A
    End of period                                                          $11.32              $11.48               N/A
  Accumulation units outstanding
  at the end of period                                                     36,433              37,469               N/A

JNL/Putnam Value Equity Division278

  Accumulation unit value:
    Beginning of period                                                    $17.08              $13.24               N/A
    End of period                                                          $18.34              $17.08               N/A
  Accumulation units outstanding
  at the end of period                                                     30,545              12,184               N/A

JNL/Salomon Brothers Strategic Bond Division267

  Accumulation unit value:
    Beginning of period                                                    $16.48              $14.98               N/A
    End of period                                                          $17.23              $16.48               N/A
  Accumulation units outstanding
  at the end of period                                                     29,378              4,068                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division267

  Accumulation unit value:
    Beginning of period                                                    $14.19              $14.34               N/A
    End of period                                                          $14.41              $14.19               N/A
  Accumulation units outstanding
  at the end of period                                                     33,583              23,307               N/A

JNL/T. Rowe Price Established Growth Division298

  Accumulation unit value:
    Beginning of period                                                    $22.19              $16.98               N/A
    End of period                                                          $23.85              $22.19               N/A
  Accumulation units outstanding
  at the end of period                                                     21,735              8,756                N/A

JNL/JPMorgan International Equity Division316

  Accumulation unit value:
    Beginning of period                                                    $10.96              $8.40                N/A
    End of period                                                          $12.47              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                      3,347              3,855                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division306

  Accumulation unit value:
    Beginning of period                                                    $26.82              $19.54               N/A
    End of period                                                          $30.96              $26.82               N/A
  Accumulation units outstanding
  at the end of period                                                     26,694              14,924               N/A

JNL/Alliance Capital Growth Division306

  Accumulation unit value:
    Beginning of period                                                     $9.04              $7.53                N/A
    End of period                                                           $9.40              $9.04                N/A
  Accumulation units outstanding
  at the end of period                                                      5,221              5,912                N/A

JNL/JPMorgan International Value Division376

  Accumulation unit value:
    Beginning of period                                                     $8.26              $6.78                N/A
    End of period                                                           $9.90              $8.26                N/A
  Accumulation units outstanding
  at the end of period                                                     68,114              3,079                N/A

JNL/PIMCO Total Return Bond Division267

  Accumulation unit value:
    Beginning of period                                                    $12.94              $12.70               N/A
    End of period                                                          $13.22              $12.94               N/A
  Accumulation units outstanding
  at the end of period                                                     83,166              41,224               N/A

JNL/Lazard Small Cap Value Division368

  Accumulation unit value:
    Beginning of period                                                    $12.27              $10.59               N/A
    End of period                                                          $13.85              $12.27               N/A
  Accumulation units outstanding
  at the end of period                                                     35,357              11,504               N/A

JNL/Lazard Mid Cap Value Division284

  Accumulation unit value:
    Beginning of period                                                    $13.37              $9.79                N/A
    End of period                                                          $16.31              $13.37               N/A
  Accumulation units outstanding
  at the end of period                                                     34,142              19,274               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.05               N/A                 N/A
    End of period                                                          $12.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     86,632               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division358

  Accumulation unit value:
    Beginning of period                                                     $7.31              $6.42                N/A
    End of period                                                           $7.95              $7.31                N/A
  Accumulation units outstanding
  at the end of period                                                     26,404              7,087                N/A

JNL/MCM The DowSM 10 Division284

  Accumulation unit value:
    Beginning of period                                                     $9.15              $6.22                N/A
    End of period                                                           $9.21              $9.15                N/A
  Accumulation units outstanding
  at the end of period                                                     364,716            122,260               N/A

JNL/MCM The S&P(R) 10 Division284

  Accumulation unit value:
    Beginning of period                                                     $8.30              $6.53                N/A
    End of period                                                           $9.56              $8.30                N/A
  Accumulation units outstanding
  at the end of period                                                     307,206             91,003               N/A

JNL/MCM Global 15 Division284

  Accumulation unit value:
    Beginning of period                                                     $9.02              $5.81                N/A
    End of period                                                          $11.30              $9.02                N/A
  Accumulation units outstanding
  at the end of period                                                     314,305             85,962               N/A

JNL/MCM 25 Division288

  Accumulation unit value:
    Beginning of period                                                     $9.63              $6.59                N/A
    End of period                                                          $11.49              $9.63                N/A
  Accumulation units outstanding
  at the end of period                                                     322,132            110,530               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division288

  Accumulation unit value:
    Beginning of period                                                    $16.05              $10.54               N/A
    End of period                                                          $17.67              $16.05               N/A
  Accumulation units outstanding
  at the end of period                                                     183,025             59,527               N/A

JNL/MCM Technology Sector Division477

  Accumulation unit value:
    Beginning of period                                                     $5.55              $5.33                N/A
    End of period                                                           $5.49              $5.55                N/A
  Accumulation units outstanding
  at the end of period                                                      8,977               678                 N/A

JNL/MCM Healthcare Sector Division569

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,343               N/A                 N/A

JNL/MCM Financial Sector Division490

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $11.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,538               N/A                 N/A

JNL/MCM Oil & Gas Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $12.80              $12.26               N/A
    End of period                                                          $16.69              $12.80               N/A
  Accumulation units outstanding
  at the end of period                                                     12,629               354                 N/A

JNL/MCM Consumer Brands Sector Division712

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,949               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division548

  Accumulation unit value:
    Beginning of period                                                     $3.96               N/A                 N/A
    End of period                                                           $4.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,595               N/A                 N/A

JNL/Putnam Midcap Growth Division374

  Accumulation unit value:
    Beginning of period                                                     $6.29              $5.65                N/A
    End of period                                                           $7.30              $6.29                N/A
  Accumulation units outstanding
  at the end of period                                                     12,362              9,174                N/A

JNL/FMR Balanced Division269

  Accumulation unit value:
    Beginning of period                                                     $9.17              $7.99                N/A
    End of period                                                           $9.82              $9.17                N/A
  Accumulation units outstanding
  at the end of period                                                     31,011              20,451               N/A

JNL/T. Rowe Price Value Division289

  Accumulation unit value:
    Beginning of period                                                    $11.29              $8.33                N/A
    End of period                                                          $12.73              $11.29               N/A
  Accumulation units outstanding
  at the end of period                                                     113,781             33,122               N/A

JNL/MCM S&P 500 Index Division274

  Accumulation unit value:
    Beginning of period                                                     $9.53              $7.21                N/A
    End of period                                                          $10.26              $9.53                N/A
  Accumulation units outstanding
  at the end of period                                                     246,901             55,383               N/A

JNL/MCM S&P 400 MidCap Index Division274

  Accumulation unit value:
    Beginning of period                                                    $11.09              $7.86                N/A
    End of period                                                          $12.56              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                     104,262             49,445               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division274

  Accumulation unit value:
    Beginning of period                                                    $11.21              $7.32                N/A
    End of period                                                          $12.87              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                     96,014              48,150               N/A

JNL/MCM International Index Division274

  Accumulation unit value:
    Beginning of period                                                    $11.36              $8.00                N/A
    End of period                                                          $13.28              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                     76,673              27,309               N/A

JNL/MCM Bond Index Division274

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.67               N/A
    End of period                                                          $10.85              $10.70               N/A
  Accumulation units outstanding
  at the end of period                                                     71,649              15,170               N/A

JNL/Oppenheimer Global Growth Division281

  Accumulation unit value:
    Beginning of period                                                     $9.54              $6.38                N/A
    End of period                                                          $11.01              $9.54                N/A
  Accumulation units outstanding
  at the end of period                                                     31,953              18,011               N/A

JNL/Oppenheimer Growth Division310

  Accumulation unit value:
    Beginning of period                                                     $7.81              $6.86                N/A
    End of period                                                           $7.97              $7.81                N/A
  Accumulation units outstanding
  at the end of period                                                       60                  24                 N/A

JNL/AIM Large Cap Growth Division303

  Accumulation unit value:
    Beginning of period                                                    $10.13              $8.17                N/A
    End of period                                                          $10.90              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                     15,884              12,678               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division288

  Accumulation unit value:
    Beginning of period                                                    $11.13              $7.64                N/A
    End of period                                                          $11.63              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                      1,940              2,836                N/A

JNL/AIM Premier Equity II Division457

  Accumulation unit value:
    Beginning of period                                                     $9.30              $8.70                N/A
    End of period                                                           $9.08              $9.30                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,310                N/A

JNL/Select Value Division361

  Accumulation unit value:
    Beginning of period                                                    $14.38              $12.43               N/A
    End of period                                                          $16.15              $14.38               N/A
  Accumulation units outstanding
  at the end of period                                                     12,415              5,044                N/A

JNL/MCM Nasdaq 15 Division692

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,340               N/A                 N/A

JNL/MCM Value Line 25 Division687

  Accumulation unit value:
    Beginning of period                                                     $9.47               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     136,985              N/A                 N/A

JNL/MCM VIP Division690

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     90,543               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     234,785              N/A                 N/A

JNL/S&P Managed Moderate Growth Division270

  Accumulation unit value:
    Beginning of period                                                    $11.14              $9.48                N/A
    End of period                                                          $11.94              $11.14               N/A
  Accumulation units outstanding
  at the end of period                                                     288,516            133,107               N/A

JNL/S&P Managed Growth Division279

  Accumulation unit value:
    Beginning of period                                                    $11.22              $9.11                N/A
    End of period                                                          $12.23              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                     245,184            111,408               N/A

JNL/S&P Managed Aggressive Growth Division279

  Accumulation unit value:
    Beginning of period                                                    $10.90              $8.41                N/A
    End of period                                                          $12.01              $10.90               N/A
  Accumulation units outstanding
  at the end of period                                                     118,044             30,256               N/A

JNL/S&P Very Aggressive Growth Division I368

  Accumulation unit value:
    Beginning of period                                                    $10.51              $9.45                N/A
    End of period                                                          $10.70              $10.51               N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,352                N/A

JNL/S&P Equity Growth Division I267

  Accumulation unit value:
    Beginning of period                                                     $9.82              $7.18                N/A
    End of period                                                           $9.95              $9.82                N/A
  Accumulation units outstanding
  at the end of period                                                        -                37,482               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I347

  Accumulation unit value:
    Beginning of period                                                    $10.04              $8.91                N/A
    End of period                                                          $10.20              $10.04               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,487                N/A

JNL/S&P Core Index 50 Division278

  Accumulation unit value:
    Beginning of period                                                     $9.83              $7.30                N/A
    End of period                                                           $9.97              $9.83                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,517                N/A

JNL/S&P Core Index 100 Division289

  Accumulation unit value:
    Beginning of period                                                    $10.12              $8.30                N/A
    End of period                                                          $10.25              $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                        -                27,640               N/A

JNL/S&P Core Index 75 Division359

  Accumulation unit value:
    Beginning of period                                                     $9.99              $8.84                N/A
    End of period                                                          $10.15              $9.99                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,362                N/A

JNL/S&P Managed Conservative Division691

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     100,948              N/A                 N/A

JNL/S&P Managed Moderate Division696

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     101,969              N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.22% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 3%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 3%
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 3%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division729

  Accumulation unit value:
    Beginning of period                                                    $19.03               N/A                 N/A
    End of period                                                          $19.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       106                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division729

  Accumulation unit value:
    Beginning of period                                                    $15.97               N/A                 N/A
    End of period                                                          $16.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       210                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division729

  Accumulation unit value:
    Beginning of period                                                    $15.74               N/A                 N/A
    End of period                                                          $16.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       427                N/A                 N/A

JNL/Eagle SmallCap Equity Division517

  Accumulation unit value:
    Beginning of period                                                    $17.11               N/A                 N/A
    End of period                                                          $18.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,621               N/A                 N/A

JNL/Select Balanced Division626

  Accumulation unit value:
    Beginning of period                                                    $19.56               N/A                 N/A
    End of period                                                          $21.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,441               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division456

  Accumulation unit value:
    Beginning of period                                                    $14.44              $14.10               N/A
    End of period                                                          $14.84              $14.44               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 442                 N/A

JNL/Select Money Market Division729

  Accumulation unit value:
    Beginning of period                                                    $11.31               N/A                 N/A
    End of period                                                          $11.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       297                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division729

  Accumulation unit value:
    Beginning of period                                                    $17.18               N/A                 N/A
    End of period                                                          $17.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       274                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division729

  Accumulation unit value:
    Beginning of period                                                    $14.41               N/A                 N/A
    End of period                                                          $14.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       140                N/A                 N/A

JNL/T. Rowe Price Established Growth Division729

  Accumulation unit value:
    Beginning of period                                                    $23.42               N/A                 N/A
    End of period                                                          $23.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       287                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division600

  Accumulation unit value:
    Beginning of period                                                    $27.88               N/A                 N/A
    End of period                                                          $30.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,249               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division671

  Accumulation unit value:
    Beginning of period                                                     $8.60               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,505               N/A                 N/A

JNL/PIMCO Total Return Bond Division456

  Accumulation unit value:
    Beginning of period                                                    $12.93              $12.90               N/A
    End of period                                                          $13.21              $12.93               N/A
  Accumulation units outstanding
  at the end of period                                                      5,163               483                 N/A

JNL/Lazard Small Cap Value Division600

  Accumulation unit value:
    Beginning of period                                                    $12.47               N/A                 N/A
    End of period                                                          $13.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,036               N/A                 N/A

JNL/Lazard Mid Cap Value Division671

  Accumulation unit value:
    Beginning of period                                                    $14.34               N/A                 N/A
    End of period                                                          $16.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       995                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.05               N/A                 N/A
    End of period                                                          $12.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       708                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division441

  Accumulation unit value:
    Beginning of period                                                     $9.15              $8.05                N/A
    End of period                                                           $9.21              $9.15                N/A
  Accumulation units outstanding
  at the end of period                                                     10,090              5,368                N/A

JNL/MCM The S&P(R) 10 Division441

  Accumulation unit value:
    Beginning of period                                                     $8.30              $7.75                N/A
    End of period                                                           $9.55              $8.30                N/A
  Accumulation units outstanding
  at the end of period                                                      7,285              5,723                N/A

JNL/MCM Global 15 Division441

  Accumulation unit value:
    Beginning of period                                                     $9.02              $8.67                N/A
    End of period                                                          $11.30              $9.02                N/A
  Accumulation units outstanding
  at the end of period                                                      6,603              5,060                N/A

JNL/MCM 25 Division443

  Accumulation unit value:
    Beginning of period                                                     $9.63              $8.55                N/A
    End of period                                                          $11.48              $9.63                N/A
  Accumulation units outstanding
  at the end of period                                                      4,252              4,688                N/A

JNL/MCM Select Small-Cap Division441

  Accumulation unit value:
    Beginning of period                                                    $16.04              $15.10               N/A
    End of period                                                          $17.66              $16.04               N/A
  Accumulation units outstanding
  at the end of period                                                      3,617              2,801                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division531

  Accumulation unit value:
    Beginning of period                                                    $11.21               N/A                 N/A
    End of period                                                          $11.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       995                N/A                 N/A

JNL/MCM Oil & Gas Sector Division531

  Accumulation unit value:
    Beginning of period                                                    $13.90               N/A                 N/A
    End of period                                                          $16.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       802                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division671

  Accumulation unit value:
    Beginning of period                                                    $11.52               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,656               N/A                 N/A

JNL/MCM S&P 500 Index Division517

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $10.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,172               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division517

  Accumulation unit value:
    Beginning of period                                                    $11.68               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,606               N/A                 N/A

JNL/MCM Small Cap Index Division600

  Accumulation unit value:
    Beginning of period                                                    $11.38               N/A                 N/A
    End of period                                                          $12.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,810               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division600

  Accumulation unit value:
    Beginning of period                                                    $11.59               N/A                 N/A
    End of period                                                          $13.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,089               N/A                 N/A

JNL/MCM Bond Index Division517

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,034               N/A                 N/A

JNL/Oppenheimer Global Growth Division729

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $11.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       249                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division635

  Accumulation unit value:
    Beginning of period                                                     $9.47               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,576               N/A                 N/A

JNL/AIM Small Cap Growth Division600

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                          $11.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       932                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division729

  Accumulation unit value:
    Beginning of period                                                    $15.87               N/A                 N/A
    End of period                                                          $16.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       212                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division570

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,435               N/A                 N/A

JNL/S&P Managed Growth Division500

  Accumulation unit value:
    Beginning of period                                                    $11.52               N/A                 N/A
    End of period                                                          $12.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,327               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.05               N/A                 N/A
    End of period                                                          $12.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,854               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I546

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I442

  Accumulation unit value:
    Beginning of period                                                    $10.04              $9.47                N/A
    End of period                                                          $10.20              $10.04               N/A
  Accumulation units outstanding
  at the end of period                                                        -                33,949               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.245% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division687

  Accumulation unit value:
    Beginning of period                                                    $19.44               N/A                 N/A
    End of period                                                          $21.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,070               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division675

  Accumulation unit value:
    Beginning of period                                                    $14.79               N/A                 N/A
    End of period                                                          $16.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       315                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division464

  Accumulation unit value:
    Beginning of period                                                    $19.58              $18.87               N/A
    End of period                                                          $21.23              $19.58               N/A
  Accumulation units outstanding
  at the end of period                                                      2,594               539                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division475

  Accumulation unit value:
    Beginning of period                                                    $14.41              $14.32               N/A
    End of period                                                          $14.81              $14.41               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 426                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division688

  Accumulation unit value:
    Beginning of period                                                    $11.29               N/A                 N/A
    End of period                                                          $11.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,925               N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division475

  Accumulation unit value:
    Beginning of period                                                    $16.43              $16.35               N/A
    End of period                                                          $17.17              $16.43               N/A
  Accumulation units outstanding
  at the end of period                                                      1,528               373                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division631

  Accumulation unit value:
    Beginning of period                                                    $14.07               N/A                 N/A
    End of period                                                          $14.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       957                N/A                 N/A

JNL/T. Rowe Price Established Growth Division475

  Accumulation unit value:
    Beginning of period                                                    $22.12              $21.26               N/A
    End of period                                                          $23.77              $22.12               N/A
  Accumulation units outstanding
  at the end of period                                                      1,485               287                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division464

  Accumulation unit value:
    Beginning of period                                                    $26.74              $26.25               N/A
    End of period                                                          $30.86              $26.74               N/A
  Accumulation units outstanding
  at the end of period                                                      2,102               427                 N/A

JNL/Alliance Capital Growth Division510

  Accumulation unit value:
    Beginning of period                                                     $9.05               N/A                 N/A
    End of period                                                           $9.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,803               N/A                 N/A

JNL/JPMorgan International Value Division510

  Accumulation unit value:
    Beginning of period                                                     $8.39               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,433               N/A                 N/A

JNL/PIMCO Total Return Bond Division464

  Accumulation unit value:
    Beginning of period                                                    $12.91              $12.80               N/A
    End of period                                                          $13.18              $12.91               N/A
  Accumulation units outstanding
  at the end of period                                                      4,448              1,344                N/A

JNL/Lazard Small Cap Value Division464

  Accumulation unit value:
    Beginning of period                                                    $12.24              $11.93               N/A
    End of period                                                          $13.81              $12.24               N/A
  Accumulation units outstanding
  at the end of period                                                      2,262               728                 N/A

JNL/Lazard Mid Cap Value Division464

  Accumulation unit value:
    Beginning of period                                                    $13.35              $12.97               N/A
    End of period                                                          $16.28              $13.35               N/A
  Accumulation units outstanding
  at the end of period                                                      2,931               667                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.03               N/A                 N/A
    End of period                                                          $12.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,414               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division529

  Accumulation unit value:
    Beginning of period                                                     $7.53               N/A                 N/A
    End of period                                                           $7.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,392               N/A                 N/A

JNL/MCM The DowSM 10 Division503

  Accumulation unit value:
    Beginning of period                                                     $9.22               N/A                 N/A
    End of period                                                           $9.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,998               N/A                 N/A

JNL/MCM The S&P(R) 10 Division503

  Accumulation unit value:
    Beginning of period                                                     $8.61               N/A                 N/A
    End of period                                                           $9.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,822               N/A                 N/A

JNL/MCM Global 15 Division475

  Accumulation unit value:
    Beginning of period                                                     $9.00              $8.66                N/A
    End of period                                                          $11.28              $9.00                N/A
  Accumulation units outstanding
  at the end of period                                                     14,068              1,409                N/A

JNL/MCM 25 Division503

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $11.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,873               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division503

  Accumulation unit value:
    Beginning of period                                                    $16.01               N/A                 N/A
    End of period                                                          $17.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,822               N/A                 N/A

JNL/MCM Technology Sector Division687

  Accumulation unit value:
    Beginning of period                                                     $4.98               N/A                 N/A
    End of period                                                           $5.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,344               N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division634

  Accumulation unit value:
    Beginning of period                                                    $14.47               N/A                 N/A
    End of period                                                          $16.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       556                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division687

  Accumulation unit value:
    Beginning of period                                                     $9.08               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,844               N/A                 N/A

JNL/T. Rowe Price Value Division464

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.60               N/A
    End of period                                                          $12.71              $11.28               N/A
  Accumulation units outstanding
  at the end of period                                                      8,186              2,092                N/A

JNL/MCM S&P 500 Index Division507

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                          $10.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     130,484              N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division602

  Accumulation unit value:
    Beginning of period                                                    $11.36               N/A                 N/A
    End of period                                                          $12.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,081               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division510

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A                 N/A
    End of period                                                          $12.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,470               N/A                 N/A

JNL/MCM International Index Division546

  Accumulation unit value:
    Beginning of period                                                    $11.63               N/A                 N/A
    End of period                                                          $13.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,036               N/A                 N/A

JNL/MCM Bond Index Division602

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,178               N/A                 N/A

JNL/Oppenheimer Global Growth Division464

  Accumulation unit value:
    Beginning of period                                                     $9.53              $8.99                N/A
    End of period                                                          $10.99              $9.53                N/A
  Accumulation units outstanding
  at the end of period                                                      3,819              2,579                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division464

  Accumulation unit value:
    Beginning of period                                                    $10.12              $10.06               N/A
    End of period                                                          $10.89              $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                      5,604              2,265                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division464

  Accumulation unit value:
    Beginning of period                                                    $11.12              $11.14               N/A
    End of period                                                          $11.61              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                      2,749              1,143                N/A

JNL/AIM Premier Equity II Division510

  Accumulation unit value:
    Beginning of period                                                     $9.31               N/A                 N/A
    End of period                                                           $9.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division475

  Accumulation unit value:
    Beginning of period                                                    $14.38              $13.77               N/A
    End of period                                                          $16.14              $14.38               N/A
  Accumulation units outstanding
  at the end of period                                                      2,523               443                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division702

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,203               N/A                 N/A

JNL/S&P Managed Moderate Growth Division546

  Accumulation unit value:
    Beginning of period                                                    $11.22               N/A                 N/A
    End of period                                                          $11.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,137               N/A                 N/A

JNL/S&P Managed Growth Division546

  Accumulation unit value:
    Beginning of period                                                    $11.35               N/A                 N/A
    End of period                                                          $12.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,100               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division687

  Accumulation unit value:
    Beginning of period                                                    $10.79               N/A                 N/A
    End of period                                                          $11.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,927               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.25% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT COMBINATION
5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE YEAR WITHDRAWAL
  CHARGE PERIOD
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL
  CHARGE PERIOD
EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division523

  Accumulation unit value:
    Beginning of period                                                    $22.61               N/A                 N/A
    End of period                                                          $24.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,456               N/A                 N/A

JNL/FMR Capital Growth Division377

  Accumulation unit value:
    Beginning of period                                                    $16.78              $15.00               N/A
    End of period                                                          $19.36              $16.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division336

  Accumulation unit value:
    Beginning of period                                                    $15.71              $13.38               N/A
    End of period                                                          $16.14              $15.71               N/A
  Accumulation units outstanding
  at the end of period                                                       580                 -                  N/A

JNL/Eagle Core Equity Division282

  Accumulation unit value:
    Beginning of period                                                    $15.41              $11.88               N/A
    End of period                                                          $16.02              $15.41               N/A
  Accumulation units outstanding
  at the end of period                                                      1,636                -                  N/A

JNL/Eagle SmallCap Equity Division282

  Accumulation unit value:
    Beginning of period                                                    $15.69              $10.13               N/A
    End of period                                                          $18.23              $15.69               N/A
  Accumulation units outstanding
  at the end of period                                                       693                 -                  N/A

JNL/Select Balanced Division313

  Accumulation unit value:
    Beginning of period                                                    $19.57              $16.69               N/A
    End of period                                                          $21.22              $19.57               N/A
  Accumulation units outstanding
  at the end of period                                                      1,677              1,013                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division313

  Accumulation unit value:
    Beginning of period                                                    $14.40              $13.20               N/A
    End of period                                                          $14.80              $14.40               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,994                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division380

  Accumulation unit value:
    Beginning of period                                                    $11.44              $11.53               N/A
    End of period                                                          $11.27              $11.44               N/A
  Accumulation units outstanding
  at the end of period                                                      4,673               960                 N/A

JNL/Putnam Value Equity Division282

  Accumulation unit value:
    Beginning of period                                                    $17.05              $12.90               N/A
    End of period                                                          $18.30              $17.05               N/A
  Accumulation units outstanding
  at the end of period                                                       613                 -                  N/A

JNL/Salomon Brothers Strategic Bond Division326

  Accumulation unit value:
    Beginning of period                                                    $16.42              $15.98               N/A
    End of period                                                          $17.16              $16.42               N/A
  Accumulation units outstanding
  at the end of period                                                      3,429              1,168                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division282

  Accumulation unit value:
    Beginning of period                                                    $14.21              $14.49               N/A
    End of period                                                          $14.42              $14.21               N/A
  Accumulation units outstanding
  at the end of period                                                      1,943              1,839                N/A

JNL/T. Rowe Price Established Growth Division313

  Accumulation unit value:
    Beginning of period                                                    $22.12              $18.21               N/A
    End of period                                                          $23.76              $22.12               N/A
  Accumulation units outstanding
  at the end of period                                                      2,322                -                  N/A

JNL/JPMorgan International Equity Division380

  Accumulation unit value:
    Beginning of period                                                    $10.92              $9.24                N/A
    End of period                                                          $12.42              $10.92               N/A
  Accumulation units outstanding
  at the end of period                                                      3,888               271                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division282

  Accumulation unit value:
    Beginning of period                                                    $26.74              $18.45               N/A
    End of period                                                          $30.87              $26.74               N/A
  Accumulation units outstanding
  at the end of period                                                      3,341                -                  N/A

JNL/Alliance Capital Growth Division567

  Accumulation unit value:
    Beginning of period                                                     $9.01               N/A                 N/A
    End of period                                                           $9.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/JPMorgan International Value Division281

  Accumulation unit value:
    Beginning of period                                                     $8.24              $5.53                N/A
    End of period                                                           $9.87              $8.24                N/A
  Accumulation units outstanding
  at the end of period                                                      3,966                -                  N/A

JNL/PIMCO Total Return Bond Division282

  Accumulation unit value:
    Beginning of period                                                    $12.94              $12.83               N/A
    End of period                                                          $13.22              $12.94               N/A
  Accumulation units outstanding
  at the end of period                                                     17,621              3,491                N/A

JNL/Lazard Small Cap Value Division313

  Accumulation unit value:
    Beginning of period                                                    $12.25              $9.10                N/A
    End of period                                                          $13.82              $12.25               N/A
  Accumulation units outstanding
  at the end of period                                                      4,124                -                  N/A

JNL/Lazard Mid Cap Value Division313

  Accumulation unit value:
    Beginning of period                                                    $13.34              $10.63               N/A
    End of period                                                          $16.27              $13.34               N/A
  Accumulation units outstanding
  at the end of period                                                      2,685                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.02               N/A                 N/A
    End of period                                                          $12.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,218               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division326

  Accumulation unit value:
    Beginning of period                                                     $7.29              $6.22                N/A
    End of period                                                           $7.94              $7.29                N/A
  Accumulation units outstanding
  at the end of period                                                      5,147               886                 N/A

JNL/MCM The DowSM 10 Division326

  Accumulation unit value:
    Beginning of period                                                     $9.14              $7.32                N/A
    End of period                                                           $9.19              $9.14                N/A
  Accumulation units outstanding
  at the end of period                                                     139,976             79,789               N/A

JNL/MCM The S&P(R) 10 Division313

  Accumulation unit value:
    Beginning of period                                                     $8.30              $7.17                N/A
    End of period                                                           $9.54              $8.30                N/A
  Accumulation units outstanding
  at the end of period                                                     142,056             84,563               N/A

JNL/MCM Global 15 Division352

  Accumulation unit value:
    Beginning of period                                                     $9.00              $7.68                N/A
    End of period                                                          $11.28              $9.00                N/A
  Accumulation units outstanding
  at the end of period                                                     122,270             72,791               N/A

JNL/MCM 25 Division326

  Accumulation unit value:
    Beginning of period                                                     $9.62              $7.38                N/A
    End of period                                                          $11.46              $9.62                N/A
  Accumulation units outstanding
  at the end of period                                                     123,953             78,200               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division352

  Accumulation unit value:
    Beginning of period                                                    $16.02              $13.06               N/A
    End of period                                                          $17.63              $16.02               N/A
  Accumulation units outstanding
  at the end of period                                                     70,697              41,287               N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division545

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       80                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division716

  Accumulation unit value:
    Beginning of period                                                    $16.70               N/A                 N/A
    End of period                                                          $16.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       103                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division518

  Accumulation unit value:
    Beginning of period                                                     $6.63               N/A                 N/A
    End of period                                                           $7.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,018               N/A                 N/A

JNL/FMR Balanced Division313

  Accumulation unit value:
    Beginning of period                                                     $9.15              $8.41                N/A
    End of period                                                           $9.79              $9.15                N/A
  Accumulation units outstanding
  at the end of period                                                      1,250               312                 N/A

JNL/T. Rowe Price Value Division282

  Accumulation unit value:
    Beginning of period                                                    $11.27              $8.02                N/A
    End of period                                                          $12.70              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                     14,820                -                  N/A

JNL/MCM S&P 500 Index Division266

  Accumulation unit value:
    Beginning of period                                                     $9.53              $7.19                N/A
    End of period                                                          $10.25              $9.53                N/A
  Accumulation units outstanding
  at the end of period                                                     22,687              12,199               N/A

JNL/MCM S&P 400 MidCap Index Division266

  Accumulation unit value:
    Beginning of period                                                    $11.08              $7.89                N/A
    End of period                                                          $12.54              $11.08               N/A
  Accumulation units outstanding
  at the end of period                                                      9,193              3,824                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division266

  Accumulation unit value:
    Beginning of period                                                    $11.20              $7.34                N/A
    End of period                                                          $12.86              $11.20               N/A
  Accumulation units outstanding
  at the end of period                                                     10,181              1,766                N/A

JNL/MCM International Index Division266

  Accumulation unit value:
    Beginning of period                                                    $11.35              $7.98                N/A
    End of period                                                          $13.26              $11.35               N/A
  Accumulation units outstanding
  at the end of period                                                     10,681              2,237                N/A

JNL/MCM Bond Index Division266

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.64               N/A
    End of period                                                          $10.84              $10.70               N/A
  Accumulation units outstanding
  at the end of period                                                     13,389              1,999                N/A

JNL/Oppenheimer Global Growth Division282

  Accumulation unit value:
    Beginning of period                                                     $9.56              $6.30                N/A
    End of period                                                          $11.02              $9.56                N/A
  Accumulation units outstanding
  at the end of period                                                      4,164                -                  N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division313

  Accumulation unit value:
    Beginning of period                                                    $10.12              $8.39                N/A
    End of period                                                          $10.88              $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                      6,573              1,264                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division313

  Accumulation unit value:
    Beginning of period                                                    $11.10              $8.22                N/A
    End of period                                                          $11.60              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                       861                 -                  N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division438

  Accumulation unit value:
    Beginning of period                                                    $14.38              $13.01               N/A
    End of period                                                          $16.13              $14.38               N/A
  Accumulation units outstanding
  at the end of period                                                      6,429                -                  N/A

JNL/MCM Nasdaq 15 Division710

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,431               N/A                 N/A

JNL/MCM Value Line 25 Division736

  Accumulation unit value:
    Beginning of period                                                    $11.45               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       697                N/A                 N/A

JNL/MCM VIP Division716

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       368                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division699

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,368               N/A                 N/A

JNL/S&P Managed Moderate Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $11.11              $9.65                N/A
    End of period                                                          $11.90              $11.11               N/A
  Accumulation units outstanding
  at the end of period                                                     50,258              19,972               N/A

JNL/S&P Managed Growth Division372

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.15               N/A
    End of period                                                          $12.19              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     203,866             96,541               N/A

JNL/S&P Managed Aggressive Growth Division483

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.75               N/A
    End of period                                                          $11.97              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                     95,786              23,247               N/A

JNL/S&P Very Aggressive Growth Division I483

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.36               N/A
    End of period                                                          $10.67              $10.49               N/A
  Accumulation units outstanding
  at the end of period                                                        -                48,284               N/A

JNL/S&P Equity Growth Division I451

  Accumulation unit value:
    Beginning of period                                                     $9.80              $9.27                N/A
    End of period                                                           $9.92              $9.80                N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,554                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I542

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division717

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,722               N/A                 N/A

JNL/S&P Managed Moderate Division686

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,561               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.26% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINED DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 4%
PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% 5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4%
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% COMPOUNDING DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $22.02              $16.63             $21.12
    End of period                                                          $24.04              $22.02             $16.63
  Accumulation units outstanding
  at the end of period                                                     12,759              16,635               572

JNL/FMR Capital Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $16.76              $12.64             $16.24
    End of period                                                          $19.34              $16.76             $12.64
  Accumulation units outstanding
  at the end of period                                                     12,163              7,867               1,517

JNL/Select Global Growth Division584

  Accumulation unit value:
    Beginning of period                                                    $18.88               N/A                 N/A
    End of period                                                          $21.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       680                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $15.70              $11.87             $16.55
    End of period                                                          $16.12              $15.70             $11.87
  Accumulation units outstanding
  at the end of period                                                     11,174              17,663              1,254

JNL/Eagle Core Equity Division119

  Accumulation unit value:
    Beginning of period                                                    $15.40              $12.65             $15.81
    End of period                                                          $16.01              $15.40             $12.65
  Accumulation units outstanding
  at the end of period                                                     35,097              27,520             12,499

JNL/Eagle SmallCap Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $15.69              $11.47             $15.79
    End of period                                                          $18.23              $15.69             $11.47
  Accumulation units outstanding
  at the end of period                                                     51,332              22,745              8,555

JNL/Select Balanced Division140

  Accumulation unit value:
    Beginning of period                                                    $19.55              $16.45             $17.31
    End of period                                                          $21.20              $19.55             $16.45
  Accumulation units outstanding
  at the end of period                                                     47,751              22,991             17,989

JNL/Putnam Equity Division468

  Accumulation unit value:
    Beginning of period                                                    $16.82              $16.24               N/A
    End of period                                                          $18.59              $16.82               N/A
  Accumulation units outstanding
  at the end of period                                                      8,805               512                 N/A

JNL/PPM America High Yield Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $14.39              $12.41             $12.49
    End of period                                                          $14.79              $14.39             $12.41
  Accumulation units outstanding
  at the end of period                                                        -                49,165             12,902






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division118

  Accumulation unit value:
    Beginning of period                                                    $11.43              $11.64             $11.73
    End of period                                                          $11.26              $11.43             $11.64
  Accumulation units outstanding
  at the end of period                                                     83,929              18,308             12,014

JNL/Putnam Value Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $17.01              $13.97             $17.41
    End of period                                                          $18.25              $17.01             $13.97
  Accumulation units outstanding
  at the end of period                                                     13,553              12,821              9,264

JNL/Salomon Brothers Strategic Bond Division147

  Accumulation unit value:
    Beginning of period                                                    $16.41              $14.78             $13.95
    End of period                                                          $17.15              $16.41             $14.78
  Accumulation units outstanding
  at the end of period                                                     34,730              14,314              6,804

JNL/Salomon Brothers U.S. Government & Quality Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $14.13              $14.28             $13.22
    End of period                                                          $14.34              $14.13             $14.28
  Accumulation units outstanding
  at the end of period                                                     35,109              39,367             34,516

JNL/T. Rowe Price Established Growth Division147

  Accumulation unit value:
    Beginning of period                                                    $22.10              $17.31             $19.09
    End of period                                                          $23.74              $22.10             $17.31
  Accumulation units outstanding
  at the end of period                                                     52,795              26,525              8,443

JNL/JPMorgan International Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $10.91              $8.68              $11.35
    End of period                                                          $12.41              $10.91              $8.68
  Accumulation units outstanding
  at the end of period                                                     33,661              9,655               1,703






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division106

  Accumulation unit value:
    Beginning of period                                                    $26.70              $19.71             $25.21
    End of period                                                          $30.81              $26.70             $19.71
  Accumulation units outstanding
  at the end of period                                                     70,243              23,086              5,739

JNL/Alliance Capital Growth Division106

  Accumulation unit value:
    Beginning of period                                                     $9.01              $7.41               $9.53
    End of period                                                           $9.36              $9.01               $7.41
  Accumulation units outstanding
  at the end of period                                                     22,195              11,925              2,860

JNL/JPMorgan International Value Division248

  Accumulation unit value:
    Beginning of period                                                     $8.24              $6.04               $6.04
    End of period                                                           $9.87              $8.24               $6.04
  Accumulation units outstanding
  at the end of period                                                     101,798             23,206               310

JNL/PIMCO Total Return Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $12.90              $12.59             $12.04
    End of period                                                          $13.17              $12.90             $12.59
  Accumulation units outstanding
  at the end of period                                                     162,800             77,284             38,876

JNL/Lazard Small Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $12.23              $9.01              $11.82
    End of period                                                          $13.80              $12.23              $9.01
  Accumulation units outstanding
  at the end of period                                                     94,383              33,798              8,943

JNL/Lazard Mid Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $13.33              $10.58             $12.99
    End of period                                                          $16.26              $13.33             $10.58
  Accumulation units outstanding
  at the end of period                                                     152,571             53,281              9,524






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.01               N/A                 N/A
    End of period                                                          $12.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     161,053              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division118

  Accumulation unit value:
    Beginning of period                                                     $7.29              $5.78               $7.40
    End of period                                                           $7.93              $7.29               $5.78
  Accumulation units outstanding
  at the end of period                                                     70,353              41,775              5,672

JNL/MCM The DowSM 10 Division106

  Accumulation unit value:
    Beginning of period                                                     $9.13              $7.43               $8.88
    End of period                                                           $9.19              $9.13               $7.43
  Accumulation units outstanding
  at the end of period                                                     421,786            160,200             29,155

JNL/MCM The S&P(R) 10 Division137

  Accumulation unit value:
    Beginning of period                                                     $8.29              $7.13               $9.26
    End of period                                                           $9.53              $8.29               $7.13
  Accumulation units outstanding
  at the end of period                                                     348,651            105,954             26,507

JNL/MCM Global 15 Division138

  Accumulation unit value:
    Beginning of period                                                     $9.00              $6.91               $8.11
    End of period                                                          $11.27              $9.00               $6.91
  Accumulation units outstanding
  at the end of period                                                     354,283             99,057             19,941

JNL/MCM 25 Division138

  Accumulation unit value:
    Beginning of period                                                     $9.61              $7.40               $9.05
    End of period                                                          $11.46              $9.61               $7.40
  Accumulation units outstanding
  at the end of period                                                     384,239            108,714             34,391






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division138

  Accumulation unit value:
    Beginning of period                                                    $16.01              $11.06             $13.29
    End of period                                                          $17.62              $16.01             $11.06
  Accumulation units outstanding
  at the end of period                                                     226,073             56,641             14,164

JNL/MCM Technology Sector Division522

  Accumulation unit value:
    Beginning of period                                                     $5.50               N/A                 N/A
    End of period                                                           $5.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,964               N/A                 N/A

JNL/MCM Healthcare Sector Division531

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     36,257               N/A                 N/A

JNL/MCM Financial Sector Division497

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $11.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,838               N/A                 N/A

JNL/MCM Oil & Gas Sector Division522

  Accumulation unit value:
    Beginning of period                                                    $13.37               N/A                 N/A
    End of period                                                          $16.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     43,813               N/A                 N/A

JNL/MCM Consumer Brands Sector Division537

  Accumulation unit value:
    Beginning of period                                                     $9.58               N/A                 N/A
    End of period                                                          $10.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,945               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division539

  Accumulation unit value:
    Beginning of period                                                     $4.01               N/A                 N/A
    End of period                                                           $4.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,222               N/A                 N/A

JNL/Putnam Midcap Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $6.28              $4.81               $6.52
    End of period                                                           $7.28              $6.28               $4.81
  Accumulation units outstanding
  at the end of period                                                     24,808              14,351              7,001

JNL/FMR Balanced Division118

  Accumulation unit value:
    Beginning of period                                                     $9.15              $8.23               $9.02
    End of period                                                           $9.79              $9.15               $8.23
  Accumulation units outstanding
  at the end of period                                                     66,687              31,160              4,112

JNL/T. Rowe Price Value Division106

  Accumulation unit value:
    Beginning of period                                                    $11.27              $8.88              $11.06
    End of period                                                          $12.70              $11.27              $8.88
  Accumulation units outstanding
  at the end of period                                                     191,801             39,629             26,115

JNL/MCM S&P 500 Index Division118

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.62               $9.66
    End of period                                                          $10.25              $9.52               $7.62
  Accumulation units outstanding
  at the end of period                                                     358,631             98,632             31,716

JNL/MCM S&P 400 MidCap Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.08              $8.42              $10.80
    End of period                                                          $12.54              $11.08              $8.42
  Accumulation units outstanding
  at the end of period                                                     175,863             39,462             19,998






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.20              $7.85              $10.52
    End of period                                                          $12.85              $11.20              $7.85
  Accumulation units outstanding
  at the end of period                                                     173,718             33,076             16,696

JNL/MCM International Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.35              $8.45              $10.67
    End of period                                                          $13.26              $11.35              $8.45
  Accumulation units outstanding
  at the end of period                                                     141,517             34,526             15,103

JNL/MCM Bond Index Division143

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.62             $10.13
    End of period                                                          $10.83              $10.69             $10.62
  Accumulation units outstanding
  at the end of period                                                     123,909             37,051             11,145

JNL/Oppenheimer Global Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.53              $6.93               $9.11
    End of period                                                          $10.99              $9.53               $6.93
  Accumulation units outstanding
  at the end of period                                                     60,827              23,659              5,575

JNL/Oppenheimer Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $7.80              $6.78               $8.53
    End of period                                                           $7.95              $7.80               $6.78
  Accumulation units outstanding
  at the end of period                                                     27,038              18,762              3,085

JNL/AIM Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.12              $7.96              $10.17
    End of period                                                          $10.88              $10.12              $7.96
  Accumulation units outstanding
  at the end of period                                                     99,055              22,578              2,955






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.11              $8.21              $10.97
    End of period                                                          $11.61              $11.11              $8.21
  Accumulation units outstanding
  at the end of period                                                     26,295              27,118              1,762

JNL/AIM Premier Equity II Division106

  Accumulation unit value:
    Beginning of period                                                     $9.26              $7.72              $10.26
    End of period                                                           $9.03              $9.26               $7.72
  Accumulation units outstanding
  at the end of period                                                        -                16,336              1,241

JNL/Select Value Division257

  Accumulation unit value:
    Beginning of period                                                    $14.39              $10.63               N/A
    End of period                                                          $16.15              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                     50,703              8,299                N/A

JNL/MCM Nasdaq 15 Division717

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,589               N/A                 N/A

JNL/MCM Value Line 25 Division688

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,896               N/A                 N/A

JNL/MCM VIP Division701

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,234               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division687

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     63,914               N/A                 N/A

JNL/S&P Managed Moderate Growth Division115

  Accumulation unit value:
    Beginning of period                                                    $11.12              $9.65              $10.64
    End of period                                                          $11.90              $11.12              $9.65
  Accumulation units outstanding
  at the end of period                                                     526,278            243,201             50,843

JNL/S&P Managed Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $11.19              $9.40              $10.66
    End of period                                                          $12.18              $11.19              $9.40
  Accumulation units outstanding
  at the end of period                                                     663,166            179,580             114,892

JNL/S&P Managed Aggressive Growth Division115

  Accumulation unit value:
    Beginning of period                                                    $10.87              $8.77              $10.76
    End of period                                                          $11.97              $10.87              $8.77
  Accumulation units outstanding
  at the end of period                                                     329,361             60,086              9,117

JNL/S&P Very Aggressive Growth Division I115

  Accumulation unit value:
    Beginning of period                                                    $10.48              $8.21              $10.51
    End of period                                                          $10.66              $10.48              $8.21
  Accumulation units outstanding
  at the end of period                                                        -                18,947              1,646

JNL/S&P Equity Growth Division I115

  Accumulation unit value:
    Beginning of period                                                     $9.79              $7.73               $9.90
    End of period                                                           $9.92              $9.79               $7.73
  Accumulation units outstanding
  at the end of period                                                        -                29,882             18,678






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I115

  Accumulation unit value:
    Beginning of period                                                    $10.01              $7.88              $10.08
    End of period                                                          $10.17              $10.01              $7.88
  Accumulation units outstanding
  at the end of period                                                        -                4,994               2,761

JNL/S&P Core Index 50 Division106

  Accumulation unit value:
    Beginning of period                                                     $9.82              $7.67               $9.74
    End of period                                                           $9.95              $9.82               $7.67
  Accumulation units outstanding
  at the end of period                                                        -                13,556             13,621

JNL/S&P Core Index 100 Division122

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.47               $9.71
    End of period                                                            N/A               $10.11              $8.47
  Accumulation units outstanding
  at the end of period                                                       N/A              100,106             79,351

JNL/S&P Core Index 75 Division122

  Accumulation unit value:
    Beginning of period                                                     $9.98              $8.07               $9.66
    End of period                                                          $10.13              $9.98               $8.07
  Accumulation units outstanding
  at the end of period                                                        -                7,655               1,644

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,437               N/A                 N/A

JNL/S&P Managed Moderate Division699

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,640               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.27% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division72

  Accumulation unit value:
    Beginning of period                                                    $22.00              $16.61             $23.14
    End of period                                                          $24.01              $22.00             $16.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Capital Growth Division72

  Accumulation unit value:
    Beginning of period                                                    $16.75              $12.63             $16.57
    End of period                                                          $19.32              $16.75             $12.63
  Accumulation units outstanding
  at the end of period                                                       422                207                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division104

  Accumulation unit value:
    Beginning of period                                                    $15.69              $11.86             $16.09
    End of period                                                          $16.11              $15.69             $11.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division104

  Accumulation unit value:
    Beginning of period                                                    $15.68              $11.46             $15.72
    End of period                                                          $18.21              $15.68             $11.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Balanced Division484

  Accumulation unit value:
    Beginning of period                                                    $19.54              $19.53               N/A
    End of period                                                          $21.18              $19.54               N/A
  Accumulation units outstanding
  at the end of period                                                       791                267                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division72

  Accumulation unit value:
    Beginning of period                                                    $14.38              $12.40             $12.48
    End of period                                                          $14.77              $14.38             $12.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division71

  Accumulation unit value:
    Beginning of period                                                    $11.40              $11.61             $11.73
    End of period                                                          $11.23              $11.40             $11.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division72

  Accumulation unit value:
    Beginning of period                                                    $16.99              $13.96             $18.21
    End of period                                                          $18.23              $16.99             $13.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division73

  Accumulation unit value:
    Beginning of period                                                    $14.12              $14.27             $13.06
    End of period                                                          $14.33              $14.12             $14.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Established Growth Division484

  Accumulation unit value:
    Beginning of period                                                    $22.08              $22.05               N/A
    End of period                                                          $23.71              $22.08               N/A
  Accumulation units outstanding
  at the end of period                                                       447                158                 N/A

JNL/JPMorgan International Equity Division72

  Accumulation unit value:
    Beginning of period                                                    $10.90              $8.68              $11.13
    End of period                                                          $12.40              $10.90              $8.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Mid-Cap Growth Division72

  Accumulation unit value:
    Beginning of period                                                    $26.68              $19.69             $25.64
    End of period                                                          $30.78              $26.68             $19.69
  Accumulation units outstanding
  at the end of period                                                       240                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division80

  Accumulation unit value:
    Beginning of period                                                     $9.00              $7.41              $10.37
    End of period                                                           $9.36              $9.00               $7.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division73

  Accumulation unit value:
    Beginning of period                                                    $12.89              $12.58             $11.92
    End of period                                                          $13.16              $12.89             $12.58
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division72

  Accumulation unit value:
    Beginning of period                                                    $12.23              $9.01              $11.75
    End of period                                                          $13.79              $12.23              $9.01
  Accumulation units outstanding
  at the end of period                                                       795                282                  -

JNL/Lazard Mid Cap Value Division72

  Accumulation unit value:
    Beginning of period                                                    $13.33              $10.58             $13.21
    End of period                                                          $16.25              $13.33             $10.58
  Accumulation units outstanding
  at the end of period                                                       251                261                  -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.01               N/A                 N/A
    End of period                                                          $12.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       340                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division90

  Accumulation unit value:
    Beginning of period                                                     $7.29              $5.77               $7.56
    End of period                                                           $7.93              $7.29               $5.77
  Accumulation units outstanding
  at the end of period                                                      4,705                -                   -

JNL/MCM The DowSM 10 Division72

  Accumulation unit value:
    Beginning of period                                                     $9.13              $7.43               $9.28
    End of period                                                           $9.18              $9.13               $7.43
  Accumulation units outstanding
  at the end of period                                                      6,038                -                   -

JNL/MCM The S&P(R) 10 Division616

  Accumulation unit value:
    Beginning of period                                                     $8.17               N/A                 N/A
    End of period                                                           $9.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,296               N/A                 N/A

JNL/MCM Global 15 Division616

  Accumulation unit value:
    Beginning of period                                                     $9.34               N/A                 N/A
    End of period                                                          $11.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,450               N/A                 N/A

JNL/MCM 25 Division616

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $11.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,047               N/A                 N/A

JNL/MCM Select Small-Cap Division616

  Accumulation unit value:
    Beginning of period                                                    $15.18               N/A                 N/A
    End of period                                                          $17.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,110               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division94

  Accumulation unit value:
    Beginning of period                                                     $6.28              $4.81               $6.58
    End of period                                                           $7.28              $6.28               $4.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division73

  Accumulation unit value:
    Beginning of period                                                     $9.15              $8.23               $9.10
    End of period                                                           $9.79              $9.15               $8.23
  Accumulation units outstanding
  at the end of period                                                       591                 -                   -

JNL/T. Rowe Price Value Division73

  Accumulation unit value:
    Beginning of period                                                    $11.27              $8.88              $11.45
    End of period                                                          $12.69              $11.27              $8.88
  Accumulation units outstanding
  at the end of period                                                      2,067                -                   -

JNL/MCM S&P 500 Index Division94

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.62               $9.64
    End of period                                                          $10.25              $9.52               $7.62
  Accumulation units outstanding
  at the end of period                                                      4,862               549                  -

JNL/MCM S&P 400 MidCap Index Division99

  Accumulation unit value:
    Beginning of period                                                    $11.08              $8.42              $10.75
    End of period                                                          $12.54              $11.08              $8.42
  Accumulation units outstanding
  at the end of period                                                       611                 -                   -

JNL/MCM Small Cap Index Division99

  Accumulation unit value:
    Beginning of period                                                    $11.19              $7.85              $10.57
    End of period                                                          $12.85              $11.19              $7.85
  Accumulation units outstanding
  at the end of period                                                       602                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division72

  Accumulation unit value:
    Beginning of period                                                    $11.35              $8.45              $10.35
    End of period                                                          $13.25              $11.35              $8.45
  Accumulation units outstanding
  at the end of period                                                       579                 -                   -

JNL/MCM Bond Index Division646

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,041               N/A                 N/A

JNL/Oppenheimer Global Growth Division104

  Accumulation unit value:
    Beginning of period                                                     $9.53              $6.93               $8.90
    End of period                                                          $10.98              $9.53               $6.93
  Accumulation units outstanding
  at the end of period                                                       271                 -                   -

JNL/Oppenheimer Growth Division73

  Accumulation unit value:
    Beginning of period                                                     $7.80              $6.77               $8.90
    End of period                                                           $7.95              $7.80               $6.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division104

  Accumulation unit value:
    Beginning of period                                                    $10.12              $7.96               $9.82
    End of period                                                          $10.88              $10.12              $7.96
  Accumulation units outstanding
  at the end of period                                                      1,291               686                  -

JNL/AIM Small Cap Growth Division104

  Accumulation unit value:
    Beginning of period                                                    $11.11              $8.21              $10.79
    End of period                                                          $11.60              $11.11             $11.11
  Accumulation units outstanding
  at the end of period                                                       876                311                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division80

  Accumulation unit value:
    Beginning of period                                                     $9.26              $7.72              $10.78
    End of period                                                           $9.03              $9.26               $7.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division99

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.64              $10.71
    End of period                                                          $11.89              $11.10              $9.64
  Accumulation units outstanding
  at the end of period                                                      3,685                -                   -

JNL/S&P Managed Growth Division86

  Accumulation unit value:
    Beginning of period                                                    $11.18              $9.40              $11.01
    End of period                                                          $12.18              $11.18              $9.40
  Accumulation units outstanding
  at the end of period                                                      9,105                -                   -

JNL/S&P Managed Aggressive Growth Division78

  Accumulation unit value:
    Beginning of period                                                    $10.86              $8.76              $11.08
    End of period                                                          $11.96              $10.86              $8.76
  Accumulation units outstanding
  at the end of period                                                     37,302                -                   -

JNL/S&P Very Aggressive Growth Division I96

  Accumulation unit value:
    Beginning of period                                                    $10.48              $8.21              $10.78
    End of period                                                          $10.65              $10.48              $8.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Growth Division I79

  Accumulation unit value:
    Beginning of period                                                     $9.79              $7.73              $10.32
    End of period                                                           $9.91              $9.79               $7.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Aggressive Growth Division I79

  Accumulation unit value:
    Beginning of period                                                    $10.01              $7.88              $10.51
    End of period                                                          $10.16              $10.01              $7.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division78

  Accumulation unit value:
    Beginning of period                                                     $9.82              $7.67              $10.15
    End of period                                                           $9.95              $9.82               $7.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.28% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division692

  Accumulation unit value:
    Beginning of period                                                    $28.35               N/A                 N/A
    End of period                                                          $30.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       62                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division692

  Accumulation unit value:
    Beginning of period                                                    $13.15               N/A                 N/A
    End of period                                                          $13.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       100                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division692

  Accumulation unit value:
    Beginning of period                                                    $12.12               N/A                 N/A
    End of period                                                          $12.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       108                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division692

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $11.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       87                 N/A                 N/A

JNL/MCM 25 Division692

  Accumulation unit value:
    Beginning of period                                                    $10.60               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       124                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division692

  Accumulation unit value:
    Beginning of period                                                    $16.00               N/A                 N/A
    End of period                                                          $16.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       55                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.295% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND PREMIUM
  CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 2%
EARNINGSMAX AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND
  PREMIUM CREDIT 2%
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
  AND PREMIUM CREDIT 2%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND MAXIMUM ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND MAXIMUM ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 2%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD COMBINATION
4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division505

  Accumulation unit value:
    Beginning of period                                                    $22.41               N/A                 N/A
    End of period                                                          $23.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,206               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $15.36              $12.62             $15.97
    End of period                                                          $15.96              $15.36             $12.62
  Accumulation units outstanding
  at the end of period                                                      6,782               545                1,314

JNL/Eagle SmallCap Equity Division385

  Accumulation unit value:
    Beginning of period                                                    $15.65              $13.28               N/A
    End of period                                                          $18.17              $15.65               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Balanced Division118

  Accumulation unit value:
    Beginning of period                                                    $19.50              $16.41             $17.92
    End of period                                                          $21.13              $19.50             $16.41
  Accumulation units outstanding
  at the end of period                                                     12,197              6,278               2,250

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division166

  Accumulation unit value:
    Beginning of period                                                    $14.35              $12.37             $11.67
    End of period                                                          $14.74              $14.35             $12.37
  Accumulation units outstanding
  at the end of period                                                        -                1,220               1,066

JNL/Select Money Market Division118

  Accumulation unit value:
    Beginning of period                                                    $11.40              $11.61             $11.71
    End of period                                                          $11.22              $11.40             $11.61
  Accumulation units outstanding
  at the end of period                                                       965                965                1,209

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division166

  Accumulation unit value:
    Beginning of period                                                    $16.36              $14.74             $13.87
    End of period                                                          $17.09              $16.36             $14.74
  Accumulation units outstanding
  at the end of period                                                      4,056               421                1,006

JNL/Salomon Brothers U.S. Government & Quality Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $14.09              $14.24             $13.18
    End of period                                                          $14.30              $14.09             $14.24
  Accumulation units outstanding
  at the end of period                                                      9,058              5,521               4,102

JNL/T. Rowe Price Established Growth Division166

  Accumulation unit value:
    Beginning of period                                                    $22.03              $17.27             $17.49
    End of period                                                          $23.66              $22.03             $17.27
  Accumulation units outstanding
  at the end of period                                                      4,431              1,430                697






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division244

  Accumulation unit value:
    Beginning of period                                                    $10.87              $8.66               $8.59
    End of period                                                          $12.36              $10.87              $8.66
  Accumulation units outstanding
  at the end of period                                                       20                3,143                10

JNL/T. Rowe Price Mid-Cap Growth Division188

  Accumulation unit value:
    Beginning of period                                                    $26.62              $19.65             $19.26
    End of period                                                          $30.71              $26.62             $19.65
  Accumulation units outstanding
  at the end of period                                                      4,639               521                 148

JNL/Alliance Capital Growth Division385

  Accumulation unit value:
    Beginning of period                                                     $8.99              $8.20                N/A
    End of period                                                           $9.34              $8.99                N/A
  Accumulation units outstanding
  at the end of period                                                      9,256              7,044                N/A

JNL/JPMorgan International Value Division444

  Accumulation unit value:
    Beginning of period                                                     $8.22              $7.53                N/A
    End of period                                                           $9.84              $8.22                N/A
  Accumulation units outstanding
  at the end of period                                                     16,384              3,765                N/A

JNL/PIMCO Total Return Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $12.87              $12.57             $11.94
    End of period                                                          $13.14              $12.87             $12.57
  Accumulation units outstanding
  at the end of period                                                     26,162              6,664               1,983

JNL/Lazard Small Cap Value Division188

  Accumulation unit value:
    Beginning of period                                                    $12.21              $9.00               $9.17
    End of period                                                          $13.77              $12.21              $9.00
  Accumulation units outstanding
  at the end of period                                                      8,166              5,374                310






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division188

  Accumulation unit value:
    Beginning of period                                                    $13.31              $10.56             $10.47
    End of period                                                          $16.22              $13.31             $10.56
  Accumulation units outstanding
  at the end of period                                                     12,067              1,094                280

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.99               N/A                 N/A
    End of period                                                          $12.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,762               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division619

  Accumulation unit value:
    Beginning of period                                                     $7.24               N/A                 N/A
    End of period                                                           $7.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,203               N/A                 N/A

JNL/MCM The DowSM 10 Division188

  Accumulation unit value:
    Beginning of period                                                     $9.12              $7.42               $6.97
    End of period                                                           $9.17              $9.12               $7.42
  Accumulation units outstanding
  at the end of period                                                     29,531              10,845               817

JNL/MCM The S&P(R) 10 Division279

  Accumulation unit value:
    Beginning of period                                                     $8.29              $6.64                N/A
    End of period                                                           $9.54              $8.29                N/A
  Accumulation units outstanding
  at the end of period                                                     25,512              9,463                N/A

JNL/MCM Global 15 Division279

  Accumulation unit value:
    Beginning of period                                                     $9.00              $6.04                N/A
    End of period                                                          $11.27              $9.00                N/A
  Accumulation units outstanding
  at the end of period                                                     23,832              8,321                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division279

  Accumulation unit value:
    Beginning of period                                                     $9.62              $6.80                N/A
    End of period                                                          $11.46              $9.62                N/A
  Accumulation units outstanding
  at the end of period                                                     25,017              8,429                N/A

JNL/MCM Select Small-Cap Division279

  Accumulation unit value:
    Beginning of period                                                    $16.01              $10.42               N/A
    End of period                                                          $17.62              $16.01               N/A
  Accumulation units outstanding
  at the end of period                                                     14,458              5,401                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division501

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       959                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division642

  Accumulation unit value:
    Beginning of period                                                    $13.99               N/A                 N/A
    End of period                                                          $16.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       122                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division718

  Accumulation unit value:
    Beginning of period                                                     $4.33               N/A                 N/A
    End of period                                                           $4.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,536               N/A                 N/A

JNL/Putnam Midcap Growth Division428

  Accumulation unit value:
    Beginning of period                                                     $6.27              $6.04                N/A
    End of period                                                           $7.27              $6.27                N/A
  Accumulation units outstanding
  at the end of period                                                      4,838              1,530                N/A

JNL/FMR Balanced Division166

  Accumulation unit value:
    Beginning of period                                                     $9.14              $8.23               $8.35
    End of period                                                           $9.78              $9.14               $8.23
  Accumulation units outstanding
  at the end of period                                                      4,640                -                  739

JNL/T. Rowe Price Value Division166

  Accumulation unit value:
    Beginning of period                                                    $11.26              $8.87               $8.86
    End of period                                                          $12.68              $11.26              $8.87
  Accumulation units outstanding
  at the end of period                                                     14,339              8,303               1,443

JNL/MCM S&P 500 Index Division118

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.62               $9.66
    End of period                                                          $10.24              $9.52               $7.62
  Accumulation units outstanding
  at the end of period                                                     34,523              8,104               2,599






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division256

  Accumulation unit value:
    Beginning of period                                                    $11.07              $8.27                N/A
    End of period                                                          $12.53              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                     21,663              4,699                N/A

JNL/MCM Small Cap Index Division256

  Accumulation unit value:
    Beginning of period                                                    $11.19              $7.78                N/A
    End of period                                                          $12.84              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     17,205              4,638                N/A

JNL/MCM International Index Division256

  Accumulation unit value:
    Beginning of period                                                    $11.34              $8.28                N/A
    End of period                                                          $13.24              $11.34               N/A
  Accumulation units outstanding
  at the end of period                                                      9,710              4,638                N/A

JNL/MCM Bond Index Division166

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.62             $10.30
    End of period                                                          $10.82              $10.69             $10.62
  Accumulation units outstanding
  at the end of period                                                      8,911              4,506                966

JNL/Oppenheimer Global Growth Division244

  Accumulation unit value:
    Beginning of period                                                     $9.51              $6.93               $6.92
    End of period                                                          $10.96              $9.51               $6.93
  Accumulation units outstanding
  at the end of period                                                      2,085              1,133                12

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division464

  Accumulation unit value:
    Beginning of period                                                    $10.11              $10.05               N/A
    End of period                                                          $10.87              $10.11               N/A
  Accumulation units outstanding
  at the end of period                                                      6,925               984                 N/A

JNL/AIM Small Cap Growth Division244

  Accumulation unit value:
    Beginning of period                                                    $11.09              $8.20               $8.16
    End of period                                                          $11.58              $11.09              $8.20
  Accumulation units outstanding
  at the end of period                                                      2,366              3,604                10

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division510

  Accumulation unit value:
    Beginning of period                                                    $14.55               N/A                 N/A
    End of period                                                          $16.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,148               N/A                 N/A

JNL/MCM Nasdaq 15 Division706

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       929                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division724

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,430               N/A                 N/A

JNL/MCM JNL 5 Division724

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,787               N/A                 N/A

JNL/S&P Managed Moderate Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.08              $9.63              $10.68
    End of period                                                          $11.87              $11.08              $9.63
  Accumulation units outstanding
  at the end of period                                                     62,735              8,599               7,271

JNL/S&P Managed Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.16              $9.38              $10.91
    End of period                                                          $12.16              $11.16              $9.38
  Accumulation units outstanding
  at the end of period                                                     122,720             48,518             16,942

JNL/S&P Managed Aggressive Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.85              $8.75              $10.79
    End of period                                                          $11.94              $10.85              $8.75
  Accumulation units outstanding
  at the end of period                                                     53,672              1,649               2,495

JNL/S&P Very Aggressive Growth Division I595

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $10.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I239

  Accumulation unit value:
    Beginning of period                                                     $9.77              $7.72               $7.99
    End of period                                                           $9.89              $9.77               $7.72
  Accumulation units outstanding
  at the end of period                                                        -                2,436              12,766

JNL/S&P Equity Aggressive Growth Division I505

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division510

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                           $9.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division483

  Accumulation unit value:
    Beginning of period                                                    $10.11              $10.01               N/A
    End of period                                                          $10.23              $10.11               N/A
  Accumulation units outstanding
  at the end of period                                                        -                12,624               N/A

JNL/S&P Core Index 75 Division525

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.30% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH PREMIUM CREDIT 2% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $21.94              $16.57             $16.83
    End of period                                                          $23.94              $21.94             $16.57
  Accumulation units outstanding
  at the end of period                                                      1,181                -                   -

JNL/FMR Capital Growth Division180

  Accumulation unit value:
    Beginning of period                                                    $16.71              $12.60             $12.75
    End of period                                                          $19.26              $16.71             $12.60
  Accumulation units outstanding
  at the end of period                                                       10                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division686

  Accumulation unit value:
    Beginning of period                                                    $19.36               N/A                 N/A
    End of period                                                          $21.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,929               N/A                 N/A

JNL/Alger Growth Division147

  Accumulation unit value:
    Beginning of period                                                    $15.65              $11.84             $14.64
    End of period                                                          $16.06              $15.65             $11.84
  Accumulation units outstanding
  at the end of period                                                      1,646               102                  -

JNL/Eagle Core Equity Division101

  Accumulation unit value:
    Beginning of period                                                    $15.35              $12.61             $15.84
    End of period                                                          $15.95              $15.35             $12.61
  Accumulation units outstanding
  at the end of period                                                      7,098              1,030                 -

JNL/Eagle SmallCap Equity Division102

  Accumulation unit value:
    Beginning of period                                                    $15.65              $11.44             $15.96
    End of period                                                          $18.16              $15.65             $11.44
  Accumulation units outstanding
  at the end of period                                                      2,805              1,662                 -

JNL/Select Balanced Division101

  Accumulation unit value:
    Beginning of period                                                    $19.49              $16.40             $17.66
    End of period                                                          $21.12              $19.49             $16.40
  Accumulation units outstanding
  at the end of period                                                     13,521               136                  -

JNL/Putnam Equity Division109

  Accumulation unit value:
    Beginning of period                                                    $16.76              $13.48             $16.11
    End of period                                                          $18.52              $16.76             $13.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division97

  Accumulation unit value:
    Beginning of period                                                    $14.34              $12.37             $12.51
    End of period                                                          $14.73              $14.34             $12.37
  Accumulation units outstanding
  at the end of period                                                        -                 393                  -

JNL/Select Money Market Division147

  Accumulation unit value:
    Beginning of period                                                    $11.39              $11.60             $11.68
    End of period                                                          $11.22              $11.39             $11.60
  Accumulation units outstanding
  at the end of period                                                      5,319                -                   -

JNL/Putnam Value Equity Division109

  Accumulation unit value:
    Beginning of period                                                    $16.95              $13.92             $16.74
    End of period                                                          $18.18              $16.95             $13.92
  Accumulation units outstanding
  at the end of period                                                       42                  43                  -

JNL/Salomon Brothers Strategic Bond Division97

  Accumulation unit value:
    Beginning of period                                                    $16.35              $14.74             $14.28
    End of period                                                          $17.08              $16.35             $14.74
  Accumulation units outstanding
  at the end of period                                                      4,537               503                  -

JNL/Salomon Brothers U.S. Government & Quality Bond Division97

  Accumulation unit value:
    Beginning of period                                                    $14.08              $14.24             $13.13
    End of period                                                          $14.29              $14.08             $14.24
  Accumulation units outstanding
  at the end of period                                                      4,775                -                   -

JNL/T. Rowe Price Established Growth Division97

  Accumulation unit value:
    Beginning of period                                                    $22.02              $17.26             $22.25
    End of period                                                          $23.65              $22.02             $17.26
  Accumulation units outstanding
  at the end of period                                                      1,884               435                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division109

  Accumulation unit value:
    Beginning of period                                                    $10.87              $8.66              $11.06
    End of period                                                          $12.36              $10.87              $8.66
  Accumulation units outstanding
  at the end of period                                                      2,295                53                  -

JNL/T. Rowe Price Mid-Cap Growth Division102

  Accumulation unit value:
    Beginning of period                                                    $26.61              $19.65             $25.19
    End of period                                                          $30.70              $26.61             $19.65
  Accumulation units outstanding
  at the end of period                                                      8,288              1,498                 -

JNL/Alliance Capital Growth Division162

  Accumulation unit value:
    Beginning of period                                                     $8.99              $7.40               $7.68
    End of period                                                           $9.34              $8.99               $7.40
  Accumulation units outstanding
  at the end of period                                                      3,696                -                   -

JNL/JPMorgan International Value Division303

  Accumulation unit value:
    Beginning of period                                                     $8.22              $5.79                N/A
    End of period                                                           $9.84              $8.22                N/A
  Accumulation units outstanding
  at the end of period                                                      9,324              1,094                N/A

JNL/PIMCO Total Return Bond Division101

  Accumulation unit value:
    Beginning of period                                                    $12.87              $12.57             $12.07
    End of period                                                          $13.13              $12.87             $12.57
  Accumulation units outstanding
  at the end of period                                                     16,252               556                  -

JNL/Lazard Small Cap Value Division129

  Accumulation unit value:
    Beginning of period                                                    $12.20              $9.00              $11.08
    End of period                                                          $13.76              $12.20              $9.00
  Accumulation units outstanding
  at the end of period                                                     13,789              3,697                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division129

  Accumulation unit value:
    Beginning of period                                                    $13.30              $10.56             $12.47
    End of period                                                          $16.21              $13.30             $10.56
  Accumulation units outstanding
  at the end of period                                                     24,676              3,548                 -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.98               N/A                 N/A
    End of period                                                          $12.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,343               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division135

  Accumulation unit value:
    Beginning of period                                                     $7.28              $5.77               $7.00
    End of period                                                           $7.91              $7.28               $5.77
  Accumulation units outstanding
  at the end of period                                                      7,287              1,299                 -

JNL/MCM The DowSM 10 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.12              $7.42               $8.79
    End of period                                                           $9.17              $9.12               $7.42
  Accumulation units outstanding
  at the end of period                                                     136,524               42                  -

JNL/MCM The S&P(R) 10 Division131

  Accumulation unit value:
    Beginning of period                                                     $8.27              $7.12               $9.45
    End of period                                                           $9.51              $8.27               $7.12
  Accumulation units outstanding
  at the end of period                                                     126,757               -                   -

JNL/MCM Global 15 Division131

  Accumulation unit value:
    Beginning of period                                                     $8.98              $6.90               $8.41
    End of period                                                          $11.25              $8.98               $6.90
  Accumulation units outstanding
  at the end of period                                                     107,799               44                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division131

  Accumulation unit value:
    Beginning of period                                                     $9.60              $7.39               $9.04
    End of period                                                          $11.43              $9.60               $7.39
  Accumulation units outstanding
  at the end of period                                                     102,138               -                   -

JNL/MCM Select Small-Cap Division131

  Accumulation unit value:
    Beginning of period                                                    $15.98              $11.05             $13.41
    End of period                                                          $17.58              $15.98             $11.05
  Accumulation units outstanding
  at the end of period                                                     63,448               608                  -

JNL/MCM Technology Sector Division526

  Accumulation unit value:
    Beginning of period                                                     $5.62               N/A                 N/A
    End of period                                                           $5.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,152               N/A                 N/A

JNL/MCM Healthcare Sector Division521

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       177                N/A                 N/A

JNL/MCM Financial Sector Division561

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $11.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       118                N/A                 N/A

JNL/MCM Oil & Gas Sector Division505

  Accumulation unit value:
    Beginning of period                                                    $13.08               N/A                 N/A
    End of period                                                          $16.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,489               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division526

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Communications Sector Division526

  Accumulation unit value:
    Beginning of period                                                     $4.15               N/A                 N/A
    End of period                                                           $4.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Midcap Growth Division109

  Accumulation unit value:
    Beginning of period                                                     $6.27              $4.81               $6.20
    End of period                                                           $7.27              $6.27               $4.81
  Accumulation units outstanding
  at the end of period                                                     15,195                -                   -

JNL/FMR Balanced Division97

  Accumulation unit value:
    Beginning of period                                                     $9.14              $8.22               $9.06
    End of period                                                           $9.77              $9.14               $8.22
  Accumulation units outstanding
  at the end of period                                                      1,987                -                   -

JNL/T. Rowe Price Value Division97

  Accumulation unit value:
    Beginning of period                                                    $11.26              $8.87              $11.38
    End of period                                                          $12.68              $11.26              $8.87
  Accumulation units outstanding
  at the end of period                                                     16,033               411                  -

JNL/MCM S&P 500 Index Division87

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.62               $9.84
    End of period                                                          $10.24              $9.52               $7.62
  Accumulation units outstanding
  at the end of period                                                     60,156               458                 486






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division132

  Accumulation unit value:
    Beginning of period                                                    $11.07              $8.42              $10.09
    End of period                                                          $12.53              $11.07              $8.42
  Accumulation units outstanding
  at the end of period                                                     28,661                -                   -

JNL/MCM Small Cap Index Division132

  Accumulation unit value:
    Beginning of period                                                    $11.19              $7.85               $9.69
    End of period                                                          $12.84              $11.19              $7.85
  Accumulation units outstanding
  at the end of period                                                     30,423                -                   -

JNL/MCM International Index Division132

  Accumulation unit value:
    Beginning of period                                                    $11.34              $8.45              $10.17
    End of period                                                          $13.24              $11.34              $8.45
  Accumulation units outstanding
  at the end of period                                                     37,235                -                   -

JNL/MCM Bond Index Division132

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.62             $10.05
    End of period                                                          $10.82              $10.68             $10.62
  Accumulation units outstanding
  at the end of period                                                     25,892                -                   -

JNL/Oppenheimer Global Growth Division147

  Accumulation unit value:
    Beginning of period                                                     $9.52              $6.93               $8.18
    End of period                                                          $10.97              $9.52               $6.93
  Accumulation units outstanding
  at the end of period                                                     13,788              1,173                 -

JNL/Oppenheimer Growth Division147

  Accumulation unit value:
    Beginning of period                                                     $7.80              $6.77               $7.94
    End of period                                                           $7.94              $7.80               $6.77
  Accumulation units outstanding
  at the end of period                                                       462                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division147

  Accumulation unit value:
    Beginning of period                                                    $10.11              $7.96               $9.07
    End of period                                                          $10.87              $10.11              $7.96
  Accumulation units outstanding
  at the end of period                                                      2,948               157                  -

JNL/AIM Small Cap Growth Division104

  Accumulation unit value:
    Beginning of period                                                    $11.10              $8.21              $10.73
    End of period                                                          $11.59              $11.10              $8.21
  Accumulation units outstanding
  at the end of period                                                      3,430                -                   -

JNL/AIM Premier Equity II Division102

  Accumulation unit value:
    Beginning of period                                                     $9.25              $7.72              $10.25
    End of period                                                           $9.03              $9.25               $7.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division338

  Accumulation unit value:
    Beginning of period                                                    $14.37              $12.09               N/A
    End of period                                                          $16.12              $14.37               N/A
  Accumulation units outstanding
  at the end of period                                                      2,906                -                  N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division699

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division697

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,221               N/A                 N/A

JNL/MCM JNL 5 Division687

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,860               N/A                 N/A

JNL/S&P Managed Moderate Growth Division78

  Accumulation unit value:
    Beginning of period                                                    $11.08              $9.63              $10.83
    End of period                                                          $11.86              $11.08              $9.63
  Accumulation units outstanding
  at the end of period                                                     100,647             2,545               1,782

JNL/S&P Managed Growth Division78

  Accumulation unit value:
    Beginning of period                                                    $11.16              $9.38              $11.09
    End of period                                                          $12.15              $11.16              $9.38
  Accumulation units outstanding
  at the end of period                                                     17,539              2,965                 -

JNL/S&P Managed Aggressive Growth Division78

  Accumulation unit value:
    Beginning of period                                                    $10.84              $8.75               $8.40
    End of period                                                          $11.93              $10.84              $8.75
  Accumulation units outstanding
  at the end of period                                                      9,460                -                   -

JNL/S&P Very Aggressive Growth Division I306

  Accumulation unit value:
    Beginning of period                                                    $10.46              $7.98                N/A
    End of period                                                          $10.63              $10.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I134

  Accumulation unit value:
    Beginning of period                                                     $9.77              $7.72               $9.15
    End of period                                                           $9.89              $9.77               $7.72
  Accumulation units outstanding
  at the end of period                                                        -                 424                  -

JNL/S&P Equity Aggressive Growth Division I335

  Accumulation unit value:
    Beginning of period                                                     $9.99              $8.44                N/A
    End of period                                                          $10.14              $9.99                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 322                 N/A

JNL/S&P Core Index 50 Division180

  Accumulation unit value:
    Beginning of period                                                     $9.81              $7.67               $7.86
    End of period                                                           $9.94              $9.81               $7.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 100 Division174

  Accumulation unit value:
    Beginning of period                                                    $10.10              $8.47               $8.82
    End of period                                                          $10.23              $10.10              $8.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division273

  Accumulation unit value:
    Beginning of period                                                     $9.98              $7.79                N/A
    End of period                                                          $10.12              $9.98                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Conservative Division689

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,814               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division692

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     38,086               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.305% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division682

  Accumulation unit value:
    Beginning of period                                                    $19.97               N/A                 N/A
    End of period                                                          $21.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       755                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division682

  Accumulation unit value:
    Beginning of period                                                    $21.40               N/A                 N/A
    End of period                                                          $23.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       890                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division682

  Accumulation unit value:
    Beginning of period                                                    $27.36               N/A                 N/A
    End of period                                                          $30.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       265                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division682

  Accumulation unit value:
    Beginning of period                                                    $13.12               N/A                 N/A
    End of period                                                          $13.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,786               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division682

  Accumulation unit value:
    Beginning of period                                                    $12.05               N/A                 N/A
    End of period                                                          $12.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       639                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division682

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,731               N/A                 N/A

JNL/MCM 25 Division682

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,415               N/A                 N/A

JNL/MCM Select Small-Cap Division682

  Accumulation unit value:
    Beginning of period                                                    $15.06               N/A                 N/A
    End of period                                                          $17.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       469                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division682

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,165               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division682

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,355               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.31% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 4%
COMBINED DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division298

  Accumulation unit value:
    Beginning of period                                                    $21.92              $16.43               N/A
    End of period                                                          $23.92              $21.92               N/A
  Accumulation units outstanding
  at the end of period                                                      5,411              7,973                N/A

JNL/FMR Capital Growth Division440

  Accumulation unit value:
    Beginning of period                                                    $16.69              $15.74               N/A
    End of period                                                          $19.25              $16.69               N/A
  Accumulation units outstanding
  at the end of period                                                      6,079              6,673                N/A

JNL/Select Global Growth Division719

  Accumulation unit value:
    Beginning of period                                                    $21.21               N/A                 N/A
    End of period                                                          $21.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,931               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division356

  Accumulation unit value:
    Beginning of period                                                    $15.64              $13.63               N/A
    End of period                                                          $16.05              $15.64               N/A
  Accumulation units outstanding
  at the end of period                                                      6,197              3,286                N/A

JNL/Eagle Core Equity Division298

  Accumulation unit value:
    Beginning of period                                                    $15.34              $12.12               N/A
    End of period                                                          $15.94              $15.34               N/A
  Accumulation units outstanding
  at the end of period                                                      8,813              8,324                N/A

JNL/Eagle SmallCap Equity Division283

  Accumulation unit value:
    Beginning of period                                                    $15.63              $10.09               N/A
    End of period                                                          $18.15              $15.63               N/A
  Accumulation units outstanding
  at the end of period                                                      4,796              12,195               N/A

JNL/Select Balanced Division298

  Accumulation unit value:
    Beginning of period                                                    $19.47              $15.86               N/A
    End of period                                                          $21.09              $19.47               N/A
  Accumulation units outstanding
  at the end of period                                                     18,767              7,441                N/A

JNL/Putnam Equity Division440

  Accumulation unit value:
    Beginning of period                                                    $16.75              $15.65               N/A
    End of period                                                          $18.50              $16.75               N/A
  Accumulation units outstanding
  at the end of period                                                      5,084              5,681                N/A

JNL/PPM America High Yield Bond Division296

  Accumulation unit value:
    Beginning of period                                                    $14.33              $12.84               N/A
    End of period                                                          $14.72              $14.33               N/A
  Accumulation units outstanding
  at the end of period                                                        -                8,814                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division375

  Accumulation unit value:
    Beginning of period                                                    $11.38              $11.48               N/A
    End of period                                                          $11.21              $11.38               N/A
  Accumulation units outstanding
  at the end of period                                                     32,054              19,840               N/A

JNL/Putnam Value Equity Division382

  Accumulation unit value:
    Beginning of period                                                    $16.93              $15.15               N/A
    End of period                                                          $18.16              $16.93               N/A
  Accumulation units outstanding
  at the end of period                                                     10,981              9,848                N/A

JNL/Salomon Brothers Strategic Bond Division368

  Accumulation unit value:
    Beginning of period                                                    $16.34              $15.98               N/A
    End of period                                                          $17.07              $16.34               N/A
  Accumulation units outstanding
  at the end of period                                                     13,472              2,090                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division272

  Accumulation unit value:
    Beginning of period                                                    $14.07              $14.29               N/A
    End of period                                                          $14.28              $14.07               N/A
  Accumulation units outstanding
  at the end of period                                                      7,861              6,703                N/A

JNL/T. Rowe Price Established Growth Division356

  Accumulation unit value:
    Beginning of period                                                    $22.00              $19.42               N/A
    End of period                                                          $23.62              $22.00               N/A
  Accumulation units outstanding
  at the end of period                                                     20,570              8,756                N/A

JNL/JPMorgan International Equity Division400

  Accumulation unit value:
    Beginning of period                                                    $10.86              $9.38                N/A
    End of period                                                          $12.35              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                     10,264               265                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division372

  Accumulation unit value:
    Beginning of period                                                    $26.59              $23.16               N/A
    End of period                                                          $30.67              $26.59               N/A
  Accumulation units outstanding
  at the end of period                                                     23,289              14,169               N/A

JNL/Alliance Capital Growth Division382

  Accumulation unit value:
    Beginning of period                                                     $8.98              $8.30                N/A
    End of period                                                           $9.33              $8.98                N/A
  Accumulation units outstanding
  at the end of period                                                      9,968                -                  N/A

JNL/JPMorgan International Value Division392

  Accumulation unit value:
    Beginning of period                                                     $8.21              $6.88                N/A
    End of period                                                           $9.83              $8.21                N/A
  Accumulation units outstanding
  at the end of period                                                     29,301              4,454                N/A

JNL/PIMCO Total Return Bond Division289

  Accumulation unit value:
    Beginning of period                                                    $12.86              $12.70               N/A
    End of period                                                          $13.13              $12.86               N/A
  Accumulation units outstanding
  at the end of period                                                     40,953              19,770               N/A

JNL/Lazard Small Cap Value Division308

  Accumulation unit value:
    Beginning of period                                                    $12.20              $8.74                N/A
    End of period                                                          $13.75              $12.20               N/A
  Accumulation units outstanding
  at the end of period                                                     18,574              5,730                N/A

JNL/Lazard Mid Cap Value Division339

  Accumulation unit value:
    Beginning of period                                                    $13.30              $11.37               N/A
    End of period                                                          $16.20              $13.30               N/A
  Accumulation units outstanding
  at the end of period                                                     33,246              7,297                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.97               N/A                 N/A
    End of period                                                          $12.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,289               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division293

  Accumulation unit value:
    Beginning of period                                                     $7.27              $5.87                N/A
    End of period                                                           $7.91              $7.27                N/A
  Accumulation units outstanding
  at the end of period                                                     43,187              18,761               N/A

JNL/MCM The DowSM 10 Division267

  Accumulation unit value:
    Beginning of period                                                     $9.12              $6.43                N/A
    End of period                                                           $9.16              $9.12                N/A
  Accumulation units outstanding
  at the end of period                                                     292,193             98,068               N/A

JNL/MCM The S&P(R) 10 Division267

  Accumulation unit value:
    Beginning of period                                                     $8.27              $6.41                N/A
    End of period                                                           $9.51              $8.27                N/A
  Accumulation units outstanding
  at the end of period                                                     273,459             83,966               N/A

JNL/MCM Global 15 Division267

  Accumulation unit value:
    Beginning of period                                                     $8.98              $6.18                N/A
    End of period                                                          $11.24              $8.98                N/A
  Accumulation units outstanding
  at the end of period                                                     254,514             88,599               N/A

JNL/MCM 25 Division267

  Accumulation unit value:
    Beginning of period                                                     $9.59              $6.64                N/A
    End of period                                                          $11.43              $9.59                N/A
  Accumulation units outstanding
  at the end of period                                                     249,721             79,340               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division267

  Accumulation unit value:
    Beginning of period                                                    $15.98              $10.14               N/A
    End of period                                                          $17.58              $15.98               N/A
  Accumulation units outstanding
  at the end of period                                                     163,376             51,756               N/A

JNL/MCM Technology Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $5.24               N/A                 N/A
    End of period                                                           $5.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,355               N/A                 N/A

JNL/MCM Healthcare Sector Division520

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,974               N/A                 N/A

JNL/MCM Financial Sector Division521

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $11.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,663               N/A                 N/A

JNL/MCM Oil & Gas Sector Division551

  Accumulation unit value:
    Beginning of period                                                    $13.46               N/A                 N/A
    End of period                                                          $16.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,490               N/A                 N/A

JNL/MCM Consumer Brands Sector Division483

  Accumulation unit value:
    Beginning of period                                                     $9.65              $9.54                N/A
    End of period                                                          $10.39              $9.65                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,090                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $3.96               N/A                 N/A
    End of period                                                           $4.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,937               N/A                 N/A

JNL/Putnam Midcap Growth Division339

  Accumulation unit value:
    Beginning of period                                                     $6.27              $5.41                N/A
    End of period                                                           $7.26              $6.27                N/A
  Accumulation units outstanding
  at the end of period                                                     20,736              5,586                N/A

JNL/FMR Balanced Division308

  Accumulation unit value:
    Beginning of period                                                     $9.14              $8.26                N/A
    End of period                                                           $9.77              $9.14                N/A
  Accumulation units outstanding
  at the end of period                                                     24,415              14,478               N/A

JNL/T. Rowe Price Value Division373

  Accumulation unit value:
    Beginning of period                                                    $11.25              $9.71                N/A
    End of period                                                          $12.67              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                     20,890              12,397               N/A

JNL/MCM S&P 500 Index Division267

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.08                N/A
    End of period                                                          $10.23              $9.52                N/A
  Accumulation units outstanding
  at the end of period                                                     241,634             93,656               N/A

JNL/MCM S&P 400 MidCap Index Division267

  Accumulation unit value:
    Beginning of period                                                    $11.07              $7.77                N/A
    End of period                                                          $12.52              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                     126,926             54,618               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division267

  Accumulation unit value:
    Beginning of period                                                    $11.19              $7.26                N/A
    End of period                                                          $12.83              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     121,070             46,041               N/A

JNL/MCM International Index Division267

  Accumulation unit value:
    Beginning of period                                                    $11.34              $7.94                N/A
    End of period                                                          $13.24              $11.34               N/A
  Accumulation units outstanding
  at the end of period                                                     90,904              30,436               N/A

JNL/MCM Bond Index Division267

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.64               N/A
    End of period                                                          $10.82              $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                     68,410              11,966               N/A

JNL/Oppenheimer Global Growth Division308

  Accumulation unit value:
    Beginning of period                                                     $9.52              $6.55                N/A
    End of period                                                          $10.97              $9.52                N/A
  Accumulation units outstanding
  at the end of period                                                     17,973              10,557               N/A

JNL/Oppenheimer Growth Division339

  Accumulation unit value:
    Beginning of period                                                     $7.79              $7.27                N/A
    End of period                                                           $7.94              $7.79                N/A
  Accumulation units outstanding
  at the end of period                                                     27,245              3,952                N/A

JNL/AIM Large Cap Growth Division308

  Accumulation unit value:
    Beginning of period                                                    $10.11              $8.16                N/A
    End of period                                                          $10.87              $10.11               N/A
  Accumulation units outstanding
  at the end of period                                                     24,115              14,318               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division366

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.87                N/A
    End of period                                                          $11.59              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                     10,343              13,394               N/A

JNL/AIM Premier Equity II Division389

  Accumulation unit value:
    Beginning of period                                                     $9.25              $8.30                N/A
    End of period                                                           $9.02              $9.25                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,485                N/A

JNL/Select Value Division382

  Accumulation unit value:
    Beginning of period                                                    $14.37              $12.40               N/A
    End of period                                                          $16.11              $14.37               N/A
  Accumulation units outstanding
  at the end of period                                                     17,850              2,442                N/A

JNL/MCM Nasdaq 15 Division680

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       506                N/A                 N/A

JNL/MCM Value Line 25 Division680

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,787               N/A                 N/A

JNL/MCM VIP Division680

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,443               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division688

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,278               N/A                 N/A

JNL/S&P Managed Moderate Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.66                N/A
    End of period                                                          $11.86              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                     150,363             51,358               N/A

JNL/S&P Managed Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $11.15              $9.38                N/A
    End of period                                                          $12.14              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                     374,577             87,768               N/A

JNL/S&P Managed Aggressive Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $10.84              $8.76                N/A
    End of period                                                          $11.93              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                     238,472             19,858               N/A

JNL/S&P Very Aggressive Growth Division I367

  Accumulation unit value:
    Beginning of period                                                    $10.45              $9.33                N/A
    End of period                                                          $10.63              $10.45               N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,384                N/A

JNL/S&P Equity Growth Division I441

  Accumulation unit value:
    Beginning of period                                                     $9.76              $9.06                N/A
    End of period                                                           $9.88              $9.76                N/A
  Accumulation units outstanding
  at the end of period                                                        -                73,679               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I367

  Accumulation unit value:
    Beginning of period                                                     $9.98              $8.93                N/A
    End of period                                                          $10.14              $9.98                N/A
  Accumulation units outstanding
  at the end of period                                                        -                11,843               N/A

JNL/S&P Core Index 50 Division543

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division280

  Accumulation unit value:
    Beginning of period                                                    $10.10              $8.07                N/A
    End of period                                                          $10.23              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                        -                46,607               N/A

JNL/S&P Core Index 75 Division455

  Accumulation unit value:
    Beginning of period                                                     $9.97              $9.53                N/A
    End of period                                                          $10.12              $9.97                N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,504                N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division730

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       748                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.32% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 3%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 3%
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 3%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division707

  Accumulation unit value:
    Beginning of period                                                    $23.21               N/A                 N/A
    End of period                                                          $23.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,132               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division707

  Accumulation unit value:
    Beginning of period                                                    $16.87               N/A                 N/A
    End of period                                                          $17.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       311                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division723

  Accumulation unit value:
    Beginning of period                                                    $23.07               N/A                 N/A
    End of period                                                          $23.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       406                N/A                 N/A

JNL/JPMorgan International Equity Division605

  Accumulation unit value:
    Beginning of period                                                    $10.87               N/A                 N/A
    End of period                                                          $12.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       69                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division707

  Accumulation unit value:
    Beginning of period                                                    $13.12               N/A                 N/A
    End of period                                                          $13.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,736               N/A                 N/A

JNL/Lazard Small Cap Value Division707

  Accumulation unit value:
    Beginning of period                                                    $13.26               N/A                 N/A
    End of period                                                          $13.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,144               N/A                 N/A

JNL/Lazard Mid Cap Value Division707

  Accumulation unit value:
    Beginning of period                                                    $15.56               N/A                 N/A
    End of period                                                          $16.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       972                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division436

  Accumulation unit value:
    Beginning of period                                                     $9.11              $8.19                N/A
    End of period                                                           $9.16              $9.11                N/A
  Accumulation units outstanding
  at the end of period                                                      9,375               454                 N/A

JNL/MCM The S&P(R) 10 Division436

  Accumulation unit value:
    Beginning of period                                                     $8.26              $7.72                N/A
    End of period                                                           $9.50              $8.26                N/A
  Accumulation units outstanding
  at the end of period                                                      3,061               481                 N/A

JNL/MCM Global 15 Division605

  Accumulation unit value:
    Beginning of period                                                     $9.33               N/A                 N/A
    End of period                                                          $11.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,284               N/A                 N/A

JNL/MCM 25 Division436

  Accumulation unit value:
    Beginning of period                                                     $9.59              $8.48                N/A
    End of period                                                          $11.42              $9.59                N/A
  Accumulation units outstanding
  at the end of period                                                      6,055               438                 N/A

JNL/MCM Select Small-Cap Division688

  Accumulation unit value:
    Beginning of period                                                    $15.17               N/A                 N/A
    End of period                                                          $17.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       713                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division695

  Accumulation unit value:
    Beginning of period                                                     $5.08               N/A                 N/A
    End of period                                                           $5.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       483                N/A                 N/A

JNL/MCM Healthcare Sector Division695

  Accumulation unit value:
    Beginning of period                                                     $9.46               N/A                 N/A
    End of period                                                          $10.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       260                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division660

  Accumulation unit value:
    Beginning of period                                                    $15.21               N/A                 N/A
    End of period                                                          $16.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       156                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division718

  Accumulation unit value:
    Beginning of period                                                     $4.32               N/A                 N/A
    End of period                                                           $4.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,635               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division707

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,487               N/A                 N/A

JNL/T. Rowe Price Value Division723

  Accumulation unit value:
    Beginning of period                                                    $12.24               N/A                 N/A
    End of period                                                          $12.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       573                N/A                 N/A

JNL/MCM S&P 500 Index Division436

  Accumulation unit value:
    Beginning of period                                                     $9.51              $8.96                N/A
    End of period                                                          $10.23              $9.51                N/A
  Accumulation units outstanding
  at the end of period                                                      6,382              1,297                N/A

JNL/MCM S&P 400 MidCap Index Division436

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.38               N/A
    End of period                                                          $12.52              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                      1,146               134                 N/A

JNL/MCM Small Cap Index Division636

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $12.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,014               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division436

  Accumulation unit value:
    Beginning of period                                                    $11.34              $10.47               N/A
    End of period                                                          $13.24              $11.34               N/A
  Accumulation units outstanding
  at the end of period                                                      4,788               133                 N/A

JNL/MCM Bond Index Division605

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       357                N/A                 N/A

JNL/Oppenheimer Global Growth Division521

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,319               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,135               N/A                 N/A

JNL/MCM JNL 5 Division701

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,589               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division470

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.79               N/A
    End of period                                                          $11.85              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                      1,809              1,332                N/A

JNL/S&P Managed Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.65               N/A
    End of period                                                          $12.14              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                      5,404               828                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A                 N/A
    End of period                                                          $11.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,301               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division521

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.345% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
COMPOUNDING DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division587

  Accumulation unit value:
    Beginning of period                                                    $22.93               N/A                 N/A
    End of period                                                          $23.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,296               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division378

  Accumulation unit value:
    Beginning of period                                                    $15.30              $13.88               N/A
    End of period                                                          $15.89              $15.30               N/A
  Accumulation units outstanding
  at the end of period                                                       761                843                 N/A

JNL/Eagle SmallCap Equity Division525

  Accumulation unit value:
    Beginning of period                                                    $16.57               N/A                 N/A
    End of period                                                          $18.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       119                N/A                 N/A

JNL/Select Balanced Division378

  Accumulation unit value:
    Beginning of period                                                    $19.41              $17.69               N/A
    End of period                                                          $21.02              $19.41               N/A
  Accumulation units outstanding
  at the end of period                                                      9,019              1,930                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division421

  Accumulation unit value:
    Beginning of period                                                    $14.29              $13.67               N/A
    End of period                                                          $14.67              $14.29               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  74                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division422

  Accumulation unit value:
    Beginning of period                                                    $16.88              $15.48               N/A
    End of period                                                          $18.10              $16.88               N/A
  Accumulation units outstanding
  at the end of period                                                      1,280              1,161                N/A

JNL/Salomon Brothers Strategic Bond Division378

  Accumulation unit value:
    Beginning of period                                                    $16.29              $15.59               N/A
    End of period                                                          $17.01              $16.29               N/A
  Accumulation units outstanding
  at the end of period                                                       598                375                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division378

  Accumulation unit value:
    Beginning of period                                                    $21.93              $19.80               N/A
    End of period                                                          $23.54              $21.93               N/A
  Accumulation units outstanding
  at the end of period                                                      1,588              1,668                N/A

JNL/JPMorgan International Equity Division421

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.52                N/A
    End of period                                                          $12.31              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division378

  Accumulation unit value:
    Beginning of period                                                    $26.51              $23.69               N/A
    End of period                                                          $30.56              $26.51               N/A
  Accumulation units outstanding
  at the end of period                                                      1,089               541                 N/A

JNL/Alliance Capital Growth Division421

  Accumulation unit value:
    Beginning of period                                                     $8.96              $8.29                N/A
    End of period                                                           $9.31              $8.96                N/A
  Accumulation units outstanding
  at the end of period                                                       869                 -                  N/A

JNL/JPMorgan International Value Division565

  Accumulation unit value:
    Beginning of period                                                     $8.75               N/A                 N/A
    End of period                                                           $9.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,304               N/A                 N/A

JNL/PIMCO Total Return Bond Division300

  Accumulation unit value:
    Beginning of period                                                    $12.83              $12.70               N/A
    End of period                                                          $13.09              $12.83               N/A
  Accumulation units outstanding
  at the end of period                                                      3,392              11,608               N/A

JNL/Lazard Small Cap Value Division300

  Accumulation unit value:
    Beginning of period                                                    $12.17              $8.71                N/A
    End of period                                                          $13.72              $12.17               N/A
  Accumulation units outstanding
  at the end of period                                                      2,709              1,973                N/A

JNL/Lazard Mid Cap Value Division300

  Accumulation unit value:
    Beginning of period                                                    $13.27              $10.37               N/A
    End of period                                                          $16.16              $13.27               N/A
  Accumulation units outstanding
  at the end of period                                                      3,256              1,853                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.95               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,521               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division421

  Accumulation unit value:
    Beginning of period                                                     $7.26              $6.45                N/A
    End of period                                                           $7.89              $7.26                N/A
  Accumulation units outstanding
  at the end of period                                                      1,275               302                 N/A

JNL/MCM The DowSM 10 Division283

  Accumulation unit value:
    Beginning of period                                                     $9.10              $6.37                N/A
    End of period                                                           $9.14              $9.10                N/A
  Accumulation units outstanding
  at the end of period                                                     24,902              11,919               N/A

JNL/MCM The S&P(R) 10 Division283

  Accumulation unit value:
    Beginning of period                                                     $8.25              $6.65                N/A
    End of period                                                           $9.49              $8.25                N/A
  Accumulation units outstanding
  at the end of period                                                     18,912              12,266               N/A

JNL/MCM Global 15 Division284

  Accumulation unit value:
    Beginning of period                                                     $8.96              $5.78                N/A
    End of period                                                          $11.22              $8.96                N/A
  Accumulation units outstanding
  at the end of period                                                     20,107              10,033               N/A

JNL/MCM 25 Division283

  Accumulation unit value:
    Beginning of period                                                     $9.58              $6.63                N/A
    End of period                                                          $11.40              $9.58                N/A
  Accumulation units outstanding
  at the end of period                                                     18,645              9,420                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division283

  Accumulation unit value:
    Beginning of period                                                    $15.95              $10.42               N/A
    End of period                                                          $17.54              $15.95               N/A
  Accumulation units outstanding
  at the end of period                                                     12,187              5,153                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division597

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $10.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       220                N/A                 N/A

JNL/MCM Financial Sector Division597

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $11.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       113                N/A                 N/A

JNL/MCM Oil & Gas Sector Division528

  Accumulation unit value:
    Beginning of period                                                    $13.70               N/A                 N/A
    End of period                                                          $16.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       790                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division300

  Accumulation unit value:
    Beginning of period                                                     $6.26              $4.87                N/A
    End of period                                                           $7.25              $6.26                N/A
  Accumulation units outstanding
  at the end of period                                                      2,483              2,637                N/A

JNL/FMR Balanced Division378

  Accumulation unit value:
    Beginning of period                                                     $9.13              $8.53                N/A
    End of period                                                           $9.75              $9.13                N/A
  Accumulation units outstanding
  at the end of period                                                      3,374              3,217                N/A

JNL/T. Rowe Price Value Division378

  Accumulation unit value:
    Beginning of period                                                    $11.24              $9.73                N/A
    End of period                                                          $12.65              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                      5,844              3,243                N/A

JNL/MCM S&P 500 Index Division421

  Accumulation unit value:
    Beginning of period                                                     $9.51              $8.78                N/A
    End of period                                                          $10.22              $9.51                N/A
  Accumulation units outstanding
  at the end of period                                                     14,725              1,277                N/A

JNL/MCM S&P 400 MidCap Index Division300

  Accumulation unit value:
    Beginning of period                                                    $11.06              $8.22                N/A
    End of period                                                          $12.51              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                      8,651              3,680                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division406

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.36               N/A
    End of period                                                          $12.82              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                      3,824               541                 N/A

JNL/MCM International Index Division406

  Accumulation unit value:
    Beginning of period                                                    $11.33              $9.87                N/A
    End of period                                                          $13.22              $11.33               N/A
  Accumulation units outstanding
  at the end of period                                                      4,036               569                 N/A

JNL/MCM Bond Index Division422

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.73               N/A
    End of period                                                          $10.81              $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                     10,900               290                 N/A

JNL/Oppenheimer Global Growth Division525

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,929               N/A                 N/A

JNL/Oppenheimer Growth Division533

  Accumulation unit value:
    Beginning of period                                                     $7.77               N/A                 N/A
    End of period                                                           $7.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,931               N/A                 N/A

JNL/AIM Large Cap Growth Division300

  Accumulation unit value:
    Beginning of period                                                    $10.10              $8.22                N/A
    End of period                                                          $10.85              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                      3,316              2,401                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division525

  Accumulation unit value:
    Beginning of period                                                    $11.35               N/A                 N/A
    End of period                                                          $11.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       443                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division724

  Accumulation unit value:
    Beginning of period                                                    $11.21               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       85                 N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division694

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,762               N/A                 N/A

JNL/S&P Managed Moderate Growth Division300

  Accumulation unit value:
    Beginning of period                                                    $11.05              $9.59                N/A
    End of period                                                          $11.83              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                     21,819              13,709               N/A

JNL/S&P Managed Growth Division443

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.63               N/A
    End of period                                                          $12.11              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                     54,825              2,482                N/A

JNL/S&P Managed Aggressive Growth Division382

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.64                N/A
    End of period                                                          $11.90              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                      5,459              3,114                N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I484

  Accumulation unit value:
    Beginning of period                                                     $9.74              $9.72                N/A
    End of period                                                           $9.86              $9.74                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,727                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division694

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,604               N/A                 N/A

JNL/S&P Managed Moderate Division736

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       361                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.35% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND THREE YEAR WITHDRAWAL CHARGE PERIOD 20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINED DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
  AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL
  CHARGE PERIOD
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH


The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division646

  Accumulation unit value:
    Beginning of period                                                    $20.94               N/A                 N/A
    End of period                                                          $23.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       405                N/A                 N/A

JNL/FMR Capital Growth Division568

  Accumulation unit value:
    Beginning of period                                                    $16.79               N/A                 N/A
    End of period                                                          $19.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       199                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division665

  Accumulation unit value:
    Beginning of period                                                    $18.93               N/A                 N/A
    End of period                                                          $21.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       61                 N/A                 N/A

JNL/Alger Growth Division481

  Accumulation unit value:
    Beginning of period                                                    $15.59              $15.35               N/A
    End of period                                                          $15.99              $15.59               N/A
  Accumulation units outstanding
  at the end of period                                                       895                456                 N/A

JNL/Eagle Core Equity Division312

  Accumulation unit value:
    Beginning of period                                                    $15.30              $12.63               N/A
    End of period                                                          $15.89              $15.30               N/A
  Accumulation units outstanding
  at the end of period                                                      4,308              2,974                N/A

JNL/Eagle SmallCap Equity Division594

  Accumulation unit value:
    Beginning of period                                                    $16.34               N/A                 N/A
    End of period                                                          $18.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       354                N/A                 N/A

JNL/Select Balanced Division275

  Accumulation unit value:
    Beginning of period                                                    $19.40              $15.77               N/A
    End of period                                                          $21.01              $19.40               N/A
  Accumulation units outstanding
  at the end of period                                                      6,018                -                  N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division397

  Accumulation unit value:
    Beginning of period                                                    $14.28              $13.30               N/A
    End of period                                                          $14.66              $14.28               N/A
  Accumulation units outstanding
  at the end of period                                                        -                8,641                N/A

JNL/Select Money Market Division575

  Accumulation unit value:
    Beginning of period                                                    $11.26               N/A                 N/A
    End of period                                                          $11.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Value Equity Division312

  Accumulation unit value:
    Beginning of period                                                    $16.88              $13.63               N/A
    End of period                                                          $18.09              $16.88               N/A
  Accumulation units outstanding
  at the end of period                                                      2,667              2,751                N/A

JNL/Salomon Brothers Strategic Bond Division275

  Accumulation unit value:
    Beginning of period                                                    $16.28              $14.93               N/A
    End of period                                                          $17.00              $16.28               N/A
  Accumulation units outstanding
  at the end of period                                                      1,615              3,964                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division275

  Accumulation unit value:
    Beginning of period                                                    $14.02              $14.26               N/A
    End of period                                                          $14.22              $14.02               N/A
  Accumulation units outstanding
  at the end of period                                                      2,202                -                  N/A

JNL/T. Rowe Price Established Growth Division460

  Accumulation unit value:
    Beginning of period                                                    $21.92              $20.35               N/A
    End of period                                                          $23.53              $21.92               N/A
  Accumulation units outstanding
  at the end of period                                                      3,405              2,767                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division501

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $12.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,584               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division358

  Accumulation unit value:
    Beginning of period                                                    $26.50              $22.91               N/A
    End of period                                                          $30.55              $26.50               N/A
  Accumulation units outstanding
  at the end of period                                                       968                628                 N/A

JNL/Alliance Capital Growth Division312

  Accumulation unit value:
    Beginning of period                                                     $8.96              $7.70                N/A
    End of period                                                           $9.31              $8.96                N/A
  Accumulation units outstanding
  at the end of period                                                      8,505              9,476                N/A

JNL/JPMorgan International Value Division471

  Accumulation unit value:
    Beginning of period                                                     $8.19              $7.77                N/A
    End of period                                                           $9.81              $8.19                N/A
  Accumulation units outstanding
  at the end of period                                                      6,230              1,931                N/A

JNL/PIMCO Total Return Bond Division412

  Accumulation unit value:
    Beginning of period                                                    $12.83              $12.73               N/A
    End of period                                                          $13.09              $12.83               N/A
  Accumulation units outstanding
  at the end of period                                                     16,756              9,172                N/A

JNL/Lazard Small Cap Value Division439

  Accumulation unit value:
    Beginning of period                                                    $12.17              $11.08               N/A
    End of period                                                          $13.71              $12.17               N/A
  Accumulation units outstanding
  at the end of period                                                      2,221               986                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division443

  Accumulation unit value:
    Beginning of period                                                    $13.27              $12.60               N/A
    End of period                                                          $16.16              $13.27               N/A
  Accumulation units outstanding
  at the end of period                                                      1,957               849                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.94               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,273               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division471

  Accumulation unit value:
    Beginning of period                                                     $7.26              $6.92                N/A
    End of period                                                           $7.89              $7.26                N/A
  Accumulation units outstanding
  at the end of period                                                     15,760              2,167                N/A

JNL/MCM The DowSM 10 Division358

  Accumulation unit value:
    Beginning of period                                                     $9.10              $7.69                N/A
    End of period                                                           $9.14              $9.10                N/A
  Accumulation units outstanding
  at the end of period                                                     69,002              12,797               N/A

JNL/MCM The S&P(R) 10 Division382

  Accumulation unit value:
    Beginning of period                                                     $8.25              $7.51                N/A
    End of period                                                           $9.48              $8.25                N/A
  Accumulation units outstanding
  at the end of period                                                     51,681              9,523                N/A

JNL/MCM Global 15 Division412

  Accumulation unit value:
    Beginning of period                                                     $8.96              $8.53                N/A
    End of period                                                          $11.22              $8.96                N/A
  Accumulation units outstanding
  at the end of period                                                     46,909              7,623                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division382

  Accumulation unit value:
    Beginning of period                                                     $9.57              $7.88                N/A
    End of period                                                          $11.40              $9.57                N/A
  Accumulation units outstanding
  at the end of period                                                     46,474              9,782                N/A

JNL/MCM Select Small-Cap Division412

  Accumulation unit value:
    Beginning of period                                                    $15.95              $14.61               N/A
    End of period                                                          $17.54              $15.95               N/A
  Accumulation units outstanding
  at the end of period                                                     28,279              5,705                N/A

JNL/MCM Technology Sector Division522

  Accumulation unit value:
    Beginning of period                                                     $5.48               N/A                 N/A
    End of period                                                           $5.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       646                N/A                 N/A

JNL/MCM Healthcare Sector Division509

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A                 N/A
    End of period                                                          $10.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,976               N/A                 N/A

JNL/MCM Financial Sector Division522

  Accumulation unit value:
    Beginning of period                                                    $10.88               N/A                 N/A
    End of period                                                          $11.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,122               N/A                 N/A

JNL/MCM Oil & Gas Sector Division509

  Accumulation unit value:
    Beginning of period                                                    $12.82               N/A                 N/A
    End of period                                                          $16.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,476               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division509

  Accumulation unit value:
    Beginning of period                                                     $3.94               N/A                 N/A
    End of period                                                           $4.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Midcap Growth Division439

  Accumulation unit value:
    Beginning of period                                                     $6.26              $6.04                N/A
    End of period                                                           $7.25              $6.26                N/A
  Accumulation units outstanding
  at the end of period                                                      3,302              4,183                N/A

JNL/FMR Balanced Division312

  Accumulation unit value:
    Beginning of period                                                     $9.12              $8.30                N/A
    End of period                                                           $9.75              $9.12                N/A
  Accumulation units outstanding
  at the end of period                                                     11,433                -                  N/A

JNL/T. Rowe Price Value Division439

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.22               N/A
    End of period                                                          $12.65              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     11,726              5,609                N/A

JNL/MCM S&P 500 Index Division481

  Accumulation unit value:
    Beginning of period                                                     $9.51              $9.37                N/A
    End of period                                                          $10.22              $9.51                N/A
  Accumulation units outstanding
  at the end of period                                                     63,516              3,410                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division483

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.99               N/A
    End of period                                                          $12.51              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                      1,570               544                 N/A

JNL/MCM Small Cap Index Division483

  Accumulation unit value:
    Beginning of period                                                    $11.18              $11.13               N/A
    End of period                                                          $12.82              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                      1,070               359                 N/A

JNL/MCM International Index Division483

  Accumulation unit value:
    Beginning of period                                                    $11.33              $11.10               N/A
    End of period                                                          $13.22              $11.33               N/A
  Accumulation units outstanding
  at the end of period                                                      1,515               450                 N/A

JNL/MCM Bond Index Division426

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.63               N/A
    End of period                                                          $10.81              $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                      2,362              1,623                N/A

JNL/Oppenheimer Global Growth Division439

  Accumulation unit value:
    Beginning of period                                                     $9.50              $8.68                N/A
    End of period                                                          $10.95              $9.50                N/A
  Accumulation units outstanding
  at the end of period                                                      6,393              2,852                N/A

JNL/Oppenheimer Growth Division312

  Accumulation unit value:
    Beginning of period                                                     $7.78              $6.91                N/A
    End of period                                                           $7.92              $7.78                N/A
  Accumulation units outstanding
  at the end of period                                                      5,501              5,442                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division568

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       403                N/A                 N/A

JNL/AIM Small Cap Growth Division439

  Accumulation unit value:
    Beginning of period                                                    $11.09              $10.43               N/A
    End of period                                                          $11.58              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                      3,250              2,403                N/A

JNL/AIM Premier Equity II Division426

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.73                N/A
    End of period                                                           $9.01              $9.24                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 149                 N/A

JNL/Select Value Division471

  Accumulation unit value:
    Beginning of period                                                    $14.36              $13.70               N/A
    End of period                                                          $16.10              $14.36               N/A
  Accumulation units outstanding
  at the end of period                                                      3,417              1,095                N/A

JNL/MCM Nasdaq 15 Division712

  Accumulation unit value:
    Beginning of period                                                    $10.64               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       695                N/A                 N/A

JNL/MCM Value Line 25 Division719

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,941               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division685

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       194                N/A                 N/A

JNL/MCM JNL 5 Division685

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,689               N/A                 N/A

JNL/S&P Managed Moderate Growth Division358

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.27               N/A
    End of period                                                          $11.82              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                     67,582              17,082               N/A

JNL/S&P Managed Growth Division358

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.11               N/A
    End of period                                                          $12.11              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                     154,044             42,312               N/A

JNL/S&P Managed Aggressive Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.25               N/A
    End of period                                                          $11.89              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                     70,697               659                 N/A

JNL/S&P Very Aggressive Growth Division I563

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $10.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I382

  Accumulation unit value:
    Beginning of period                                                     $9.74              $8.62                N/A
    End of period                                                           $9.86              $9.74                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,429                N/A

JNL/S&P Equity Aggressive Growth Division I426

  Accumulation unit value:
    Beginning of period                                                     $9.96              $9.27                N/A
    End of period                                                          $10.11              $9.96                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 140                 N/A

JNL/S&P Core Index 50 Division594

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                           $9.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division456

  Accumulation unit value:
    Beginning of period                                                    $10.10              $9.63                N/A
    End of period                                                          $10.21              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,402                N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division685

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,909               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division689

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,600               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.36% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4%
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% COMBINED DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division534

  Accumulation unit value:
    Beginning of period                                                    $22.12               N/A                 N/A
    End of period                                                          $23.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,643               N/A                 N/A

JNL/FMR Capital Growth Division538

  Accumulation unit value:
    Beginning of period                                                    $16.98               N/A                 N/A
    End of period                                                          $19.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,746               N/A                 N/A

JNL/Select Global Growth Division584

  Accumulation unit value:
    Beginning of period                                                    $18.71               N/A                 N/A
    End of period                                                          $21.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,746               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division442

  Accumulation unit value:
    Beginning of period                                                    $15.57              $14.91               N/A
    End of period                                                          $15.97              $15.57               N/A
  Accumulation units outstanding
  at the end of period                                                      2,660               690                 N/A

JNL/Eagle Core Equity Division442

  Accumulation unit value:
    Beginning of period                                                    $15.29              $14.35               N/A
    End of period                                                          $15.87              $15.29               N/A
  Accumulation units outstanding
  at the end of period                                                     19,921              2,342                N/A

JNL/Eagle SmallCap Equity Division469

  Accumulation unit value:
    Beginning of period                                                    $15.58              $15.25               N/A
    End of period                                                          $18.07              $15.58               N/A
  Accumulation units outstanding
  at the end of period                                                      5,472               525                 N/A

JNL/Select Balanced Division408

  Accumulation unit value:
    Beginning of period                                                    $19.39              $17.96               N/A
    End of period                                                          $21.00              $19.39               N/A
  Accumulation units outstanding
  at the end of period                                                     16,603               557                 N/A

JNL/Putnam Equity Division608

  Accumulation unit value:
    Beginning of period                                                    $17.04               N/A                 N/A
    End of period                                                          $18.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,629               N/A                 N/A

JNL/PPM America High Yield Bond Division436

  Accumulation unit value:
    Beginning of period                                                    $14.27              $13.86               N/A
    End of period                                                          $14.65              $14.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,021                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division436

  Accumulation unit value:
    Beginning of period                                                    $11.33              $11.38               N/A
    End of period                                                          $11.15              $11.33               N/A
  Accumulation units outstanding
  at the end of period                                                     73,169               680                 N/A

JNL/Putnam Value Equity Division442

  Accumulation unit value:
    Beginning of period                                                    $16.86              $15.82               N/A
    End of period                                                          $18.07              $16.86               N/A
  Accumulation units outstanding
  at the end of period                                                      1,107               650                 N/A

JNL/Salomon Brothers Strategic Bond Division434

  Accumulation unit value:
    Beginning of period                                                    $16.26              $15.91               N/A
    End of period                                                          $16.98              $16.26               N/A
  Accumulation units outstanding
  at the end of period                                                     17,520              1,222                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division434

  Accumulation unit value:
    Beginning of period                                                    $14.01              $13.81               N/A
    End of period                                                          $14.21              $14.01               N/A
  Accumulation units outstanding
  at the end of period                                                     11,710               737                 N/A

JNL/T. Rowe Price Established Growth Division442

  Accumulation unit value:
    Beginning of period                                                    $21.91              $20.67               N/A
    End of period                                                          $23.51              $21.91               N/A
  Accumulation units outstanding
  at the end of period                                                     34,797              1,433                N/A

JNL/JPMorgan International Equity Division534

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $12.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,189               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division427

  Accumulation unit value:
    Beginning of period                                                    $26.47              $24.78               N/A
    End of period                                                          $30.52              $26.47               N/A
  Accumulation units outstanding
  at the end of period                                                     24,325               399                 N/A

JNL/Alliance Capital Growth Division442

  Accumulation unit value:
    Beginning of period                                                     $8.96              $8.75                N/A
    End of period                                                           $9.30              $8.96                N/A
  Accumulation units outstanding
  at the end of period                                                      3,586               226                 N/A

JNL/JPMorgan International Value Division442

  Accumulation unit value:
    Beginning of period                                                     $8.19              $7.45                N/A
    End of period                                                           $9.80              $8.19                N/A
  Accumulation units outstanding
  at the end of period                                                     29,686               133                 N/A

JNL/PIMCO Total Return Bond Division408

  Accumulation unit value:
    Beginning of period                                                    $12.82              $12.65               N/A
    End of period                                                          $13.08              $12.82               N/A
  Accumulation units outstanding
  at the end of period                                                     28,227              2,681                N/A

JNL/Lazard Small Cap Value Division442

  Accumulation unit value:
    Beginning of period                                                    $12.16              $11.37               N/A
    End of period                                                          $13.70              $12.16               N/A
  Accumulation units outstanding
  at the end of period                                                     48,536              2,527                N/A

JNL/Lazard Mid Cap Value Division442

  Accumulation unit value:
    Beginning of period                                                    $13.26              $12.53               N/A
    End of period                                                          $16.15              $13.26               N/A
  Accumulation units outstanding
  at the end of period                                                     60,848              2,245                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.93               N/A                 N/A
    End of period                                                          $12.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     59,965               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division584

  Accumulation unit value:
    Beginning of period                                                     $7.12               N/A                 N/A
    End of period                                                           $7.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,677               N/A                 N/A

JNL/MCM The DowSM 10 Division436

  Accumulation unit value:
    Beginning of period                                                     $9.09              $8.18                N/A
    End of period                                                           $9.14              $9.09                N/A
  Accumulation units outstanding
  at the end of period                                                     405,213             39,038               N/A

JNL/MCM The S&P(R) 10 Division436

  Accumulation unit value:
    Beginning of period                                                     $8.25              $7.71                N/A
    End of period                                                           $9.48              $8.25                N/A
  Accumulation units outstanding
  at the end of period                                                     368,503             41,523               N/A

JNL/MCM Global 15 Division436

  Accumulation unit value:
    Beginning of period                                                     $8.96              $8.85                N/A
    End of period                                                          $11.21              $8.96                N/A
  Accumulation units outstanding
  at the end of period                                                     320,066             38,027               N/A

JNL/MCM 25 Division436

  Accumulation unit value:
    Beginning of period                                                     $9.57              $8.47                N/A
    End of period                                                          $11.39              $9.57                N/A
  Accumulation units outstanding
  at the end of period                                                     321,581             35,469               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division436

  Accumulation unit value:
    Beginning of period                                                    $15.94              $14.98               N/A
    End of period                                                          $17.53              $15.94               N/A
  Accumulation units outstanding
  at the end of period                                                     197,498             20,738               N/A

JNL/MCM Technology Sector Division503

  Accumulation unit value:
    Beginning of period                                                     $5.85               N/A                 N/A
    End of period                                                           $5.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,107               N/A                 N/A

JNL/MCM Healthcare Sector Division518

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A                 N/A
    End of period                                                          $10.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,992               N/A                 N/A

JNL/MCM Financial Sector Division563

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $11.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,166               N/A                 N/A

JNL/MCM Oil & Gas Sector Division518

  Accumulation unit value:
    Beginning of period                                                    $13.23               N/A                 N/A
    End of period                                                          $16.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,509               N/A                 N/A

JNL/MCM Consumer Brands Sector Division601

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,039               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division601

  Accumulation unit value:
    Beginning of period                                                     $3.87               N/A                 N/A
    End of period                                                           $4.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,801               N/A                 N/A

JNL/Putnam Midcap Growth Division427

  Accumulation unit value:
    Beginning of period                                                     $6.25              $6.07                N/A
    End of period                                                           $7.25              $6.25                N/A
  Accumulation units outstanding
  at the end of period                                                      3,778               318                 N/A

JNL/FMR Balanced Division434

  Accumulation unit value:
    Beginning of period                                                     $9.12              $8.81                N/A
    End of period                                                           $9.75              $9.12                N/A
  Accumulation units outstanding
  at the end of period                                                     35,834              4,152                N/A

JNL/T. Rowe Price Value Division434

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.44               N/A
    End of period                                                          $12.64              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     74,164              2,855                N/A

JNL/MCM S&P 500 Index Division436

  Accumulation unit value:
    Beginning of period                                                     $9.51              $8.95                N/A
    End of period                                                          $10.22              $9.51                N/A
  Accumulation units outstanding
  at the end of period                                                     105,998             2,533                N/A

JNL/MCM S&P 400 MidCap Index Division442

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.50               N/A
    End of period                                                          $12.50              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                     56,050               979                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division442

  Accumulation unit value:
    Beginning of period                                                    $11.17              $10.59               N/A
    End of period                                                          $12.81              $11.17               N/A
  Accumulation units outstanding
  at the end of period                                                     49,098               972                 N/A

JNL/MCM International Index Division442

  Accumulation unit value:
    Beginning of period                                                    $11.33              $10.39               N/A
    End of period                                                          $13.22              $11.33               N/A
  Accumulation units outstanding
  at the end of period                                                     52,689               979                 N/A

JNL/MCM Bond Index Division475

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.64               N/A
    End of period                                                          $10.80              $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                     53,253               542                 N/A

JNL/Oppenheimer Global Growth Division436

  Accumulation unit value:
    Beginning of period                                                     $9.50              $8.88                N/A
    End of period                                                          $10.94              $9.50                N/A
  Accumulation units outstanding
  at the end of period                                                     39,015              5,076                N/A

JNL/Oppenheimer Growth Division442

  Accumulation unit value:
    Beginning of period                                                     $7.78              $7.79                N/A
    End of period                                                           $7.92              $7.78                N/A
  Accumulation units outstanding
  at the end of period                                                      4,731               127                 N/A

JNL/AIM Large Cap Growth Division442

  Accumulation unit value:
    Beginning of period                                                    $10.10              $9.85                N/A
    End of period                                                          $10.85              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                     49,600              1,244                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division459

  Accumulation unit value:
    Beginning of period                                                    $11.09              $10.71               N/A
    End of period                                                          $11.57              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                     29,283              3,089                N/A

JNL/AIM Premier Equity II Division526

  Accumulation unit value:
    Beginning of period                                                     $9.47               N/A                 N/A
    End of period                                                           $9.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division442

  Accumulation unit value:
    Beginning of period                                                    $14.36              $13.27               N/A
    End of period                                                          $16.09              $14.36               N/A
  Accumulation units outstanding
  at the end of period                                                     11,099               775                 N/A

JNL/MCM Nasdaq 15 Division700

  Accumulation unit value:
    Beginning of period                                                    $10.40               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       635                N/A                 N/A

JNL/MCM Value Line 25 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.53               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,022               N/A                 N/A

JNL/MCM VIP Division690

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,144               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     107,583              N/A                 N/A

JNL/S&P Managed Moderate Growth Division468

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.76               N/A
    End of period                                                          $11.82              $11.04               N/A
  Accumulation units outstanding
  at the end of period                                                     241,118             2,595                N/A

JNL/S&P Managed Growth Division427

  Accumulation unit value:
    Beginning of period                                                    $11.12              $10.54               N/A
    End of period                                                          $12.10              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                     230,819             15,423               N/A

JNL/S&P Managed Aggressive Growth Division427

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.15               N/A
    End of period                                                          $11.89              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                     128,278               -                  N/A

JNL/S&P Very Aggressive Growth Division I507

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $10.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I426

  Accumulation unit value:
    Beginning of period                                                     $9.74              $9.06                N/A
    End of period                                                           $9.85              $9.74                N/A
  Accumulation units outstanding
  at the end of period                                                        -                16,814               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I493

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division555

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                           $9.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division459

  Accumulation unit value:
    Beginning of period                                                    $10.09              $9.57                N/A
    End of period                                                          $10.21              $10.09               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,465                N/A

JNL/S&P Core Index 75 Division636

  Accumulation unit value:
    Beginning of period                                                     $9.52               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division693

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,866               N/A                 N/A

JNL/S&P Managed Moderate Division693

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,825               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.37% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division625

  Accumulation unit value:
    Beginning of period                                                    $14.23               N/A                 N/A
    End of period                                                          $15.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       92                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division625

  Accumulation unit value:
    Beginning of period                                                    $14.15               N/A                 N/A
    End of period                                                          $15.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       255                N/A                 N/A

JNL/Eagle SmallCap Equity Division492

  Accumulation unit value:
    Beginning of period                                                    $16.16               N/A                 N/A
    End of period                                                          $18.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       552                N/A                 N/A

JNL/Select Balanced Division465

  Accumulation unit value:
    Beginning of period                                                    $19.37              $18.78               N/A
    End of period                                                          $20.97              $19.37               N/A
  Accumulation units outstanding
  at the end of period                                                      1,065               873                 N/A

JNL/Putnam Equity Division624

  Accumulation unit value:
    Beginning of period                                                    $16.37               N/A                 N/A
    End of period                                                          $18.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PPM America High Yield Bond Division460

  Accumulation unit value:
    Beginning of period                                                    $14.26              $13.95               N/A
    End of period                                                          $14.64              $14.26               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 627                 N/A

JNL/Select Money Market Division550

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $11.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       146                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division460

  Accumulation unit value:
    Beginning of period                                                    $16.85              $15.65               N/A
    End of period                                                          $18.06              $16.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 276                 N/A

JNL/Salomon Brothers Strategic Bond Division536

  Accumulation unit value:
    Beginning of period                                                    $16.46               N/A                 N/A
    End of period                                                          $16.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       195                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division660

  Accumulation unit value:
    Beginning of period                                                    $14.10               N/A                 N/A
    End of period                                                          $14.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       228                N/A                 N/A

JNL/T. Rowe Price Established Growth Division492

  Accumulation unit value:
    Beginning of period                                                    $22.19               N/A                 N/A
    End of period                                                          $23.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       729                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division465

  Accumulation unit value:
    Beginning of period                                                    $26.45              $26.27               N/A
    End of period                                                          $30.49              $26.45               N/A
  Accumulation units outstanding
  at the end of period                                                       678                312                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division536

  Accumulation unit value:
    Beginning of period                                                     $8.24               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PIMCO Total Return Bond Division460

  Accumulation unit value:
    Beginning of period                                                    $12.81              $12.80               N/A
    End of period                                                          $13.07              $12.81               N/A
  Accumulation units outstanding
  at the end of period                                                       797               1,029                N/A

JNL/Lazard Small Cap Value Division460

  Accumulation unit value:
    Beginning of period                                                    $12.15              $11.49               N/A
    End of period                                                          $13.70              $12.15               N/A
  Accumulation units outstanding
  at the end of period                                                       654                187                 N/A

JNL/Lazard Mid Cap Value Division460

  Accumulation unit value:
    Beginning of period                                                    $13.25              $12.53               N/A
    End of period                                                          $16.14              $13.25               N/A
  Accumulation units outstanding
  at the end of period                                                       567                344                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.93               N/A                 N/A
    End of period                                                          $12.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,542               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division536

  Accumulation unit value:
    Beginning of period                                                     $7.18               N/A                 N/A
    End of period                                                           $7.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       232                N/A                 N/A

JNL/MCM The DowSM 10 Division492

  Accumulation unit value:
    Beginning of period                                                     $9.11               N/A                 N/A
    End of period                                                           $9.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       273                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division492

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       436                N/A                 N/A

JNL/MCM 25 Division536

  Accumulation unit value:
    Beginning of period                                                     $9.52               N/A                 N/A
    End of period                                                          $11.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       311                N/A                 N/A

JNL/MCM Select Small-Cap Division492

  Accumulation unit value:
    Beginning of period                                                    $15.40               N/A                 N/A
    End of period                                                          $17.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $5.22               N/A                 N/A
    End of period                                                           $5.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $3.95               N/A                 N/A
    End of period                                                           $4.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division460

  Accumulation unit value:
    Beginning of period                                                     $6.25              $6.07                N/A
    End of period                                                           $7.24              $6.25                N/A
  Accumulation units outstanding
  at the end of period                                                       343                705                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division465

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.66               N/A
    End of period                                                          $12.63              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                      1,612               769                 N/A

JNL/MCM S&P 500 Index Division460

  Accumulation unit value:
    Beginning of period                                                     $9.50              $8.86                N/A
    End of period                                                          $10.21              $9.50                N/A
  Accumulation units outstanding
  at the end of period                                                       178                487                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division536

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $12.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       193                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division492

  Accumulation unit value:
    Beginning of period                                                    $11.68               N/A                 N/A
    End of period                                                          $13.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       278                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division536

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                          $10.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       754                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division465

  Accumulation unit value:
    Beginning of period                                                    $10.10              $10.16               N/A
    End of period                                                          $10.85              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                       904                809                 N/A

JNL/AIM Small Cap Growth Division460

  Accumulation unit value:
    Beginning of period                                                    $11.09              $10.70               N/A
    End of period                                                          $11.57              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 200                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division492

  Accumulation unit value:
    Beginning of period                                                    $14.45               N/A                 N/A
    End of period                                                          $16.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       458                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division523

  Accumulation unit value:
    Beginning of period                                                    $11.21               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,300               N/A                 N/A

JNL/S&P Managed Growth Division467

  Accumulation unit value:
    Beginning of period                                                    $11.12              $10.78               N/A
    End of period                                                          $12.09              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                      6,071              6,305                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.395% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND PREMIUM
  CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX AND
  PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 2%
COMPOUNDING DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
COMBINED DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
  AND PREMIUM CREDIT 2%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD COMBINATION
4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division731

  Accumulation unit value:
    Beginning of period                                                    $23.62               N/A                 N/A
    End of period                                                          $23.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        7                 N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $15.53              $11.76             $16.41
    End of period                                                          $15.92              $15.53             $11.76
  Accumulation units outstanding
  at the end of period                                                      4,749              3,539               4,707

JNL/Eagle Core Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $15.25              $12.54             $15.88
    End of period                                                          $15.83              $15.25             $12.54
  Accumulation units outstanding
  at the end of period                                                      4,699              4,861               4,607

JNL/Eagle SmallCap Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $15.54              $11.37             $15.67
    End of period                                                          $18.02              $15.54             $11.37
  Accumulation units outstanding
  at the end of period                                                      3,228               525                 526

JNL/Select Balanced Division118

  Accumulation unit value:
    Beginning of period                                                    $19.33              $16.28             $17.79
    End of period                                                          $20.92              $19.33             $16.28
  Accumulation units outstanding
  at the end of period                                                      1,737               880                1,000

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division182

  Accumulation unit value:
    Beginning of period                                                    $14.23              $12.28             $11.89
    End of period                                                          $14.60              $14.23             $12.28
  Accumulation units outstanding
  at the end of period                                                        -                13,816              6,392

JNL/Select Money Market Division118

  Accumulation unit value:
    Beginning of period                                                    $11.30              $11.52             $11.62
    End of period                                                          $11.12              $11.30             $11.52
  Accumulation units outstanding
  at the end of period                                                      7,474              2,981               3,289

JNL/Putnam Value Equity Division433

  Accumulation unit value:
    Beginning of period                                                    $16.81              $15.83               N/A
    End of period                                                          $18.01              $16.81               N/A
  Accumulation units outstanding
  at the end of period                                                      1,174               952                 N/A

JNL/Salomon Brothers Strategic Bond Division182

  Accumulation unit value:
    Beginning of period                                                    $16.22              $14.63             $14.08
    End of period                                                          $16.93              $16.22             $14.63
  Accumulation units outstanding
  at the end of period                                                      2,920              2,433               1,096

JNL/Salomon Brothers U.S. Government & Quality Bond Division182

  Accumulation unit value:
    Beginning of period                                                    $13.96              $14.14             $13.91
    End of period                                                          $14.16              $13.96             $14.14
  Accumulation units outstanding
  at the end of period                                                      3,689              3,604                717

JNL/T. Rowe Price Established Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $21.84              $17.14             $21.52
    End of period                                                          $23.43              $21.84             $17.14
  Accumulation units outstanding
  at the end of period                                                      2,559              1,426               1,621






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division212

  Accumulation unit value:
    Beginning of period                                                    $10.78              $8.59               $8.43
    End of period                                                          $12.25              $10.78              $8.59
  Accumulation units outstanding
  at the end of period                                                      5,583              4,627               5,444

JNL/T. Rowe Price Mid-Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $26.39              $19.50             $25.38
    End of period                                                          $30.42              $26.39             $19.50
  Accumulation units outstanding
  at the end of period                                                      3,635              1,623               1,779

JNL/Alliance Capital Growth Division212

  Accumulation unit value:
    Beginning of period                                                     $8.94              $7.36               $7.99
    End of period                                                           $9.28              $8.94               $7.36
  Accumulation units outstanding
  at the end of period                                                        -                3,733               1,794

JNL/JPMorgan International Value Division212

  Accumulation unit value:
    Beginning of period                                                     $8.17              $6.00               $5.98
    End of period                                                           $9.78              $8.17               $6.00
  Accumulation units outstanding
  at the end of period                                                      8,103              2,551               3,358

JNL/PIMCO Total Return Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $12.80              $12.51             $11.89
    End of period                                                          $13.05              $12.80             $12.51
  Accumulation units outstanding
  at the end of period                                                     30,787              9,986               3,013

JNL/Lazard Small Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $12.14              $8.95              $11.75
    End of period                                                          $13.67              $12.14              $8.95
  Accumulation units outstanding
  at the end of period                                                      8,401              7,916               4,585






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $13.23              $10.51             $12.92
    End of period                                                          $16.11              $13.23             $10.51
  Accumulation units outstanding
  at the end of period                                                     14,873              9,613               4,872

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.91               N/A                 N/A
    End of period                                                          $12.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,296               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division293

  Accumulation unit value:
    Beginning of period                                                     $7.24              $5.85                N/A
    End of period                                                           $7.87              $7.24                N/A
  Accumulation units outstanding
  at the end of period                                                      4,223              3,671                N/A

JNL/MCM The DowSM 10 Division155

  Accumulation unit value:
    Beginning of period                                                     $9.08              $7.40               $6.70
    End of period                                                           $9.12              $9.08               $7.40
  Accumulation units outstanding
  at the end of period                                                     30,269              8,983               3,724

JNL/MCM The S&P(R) 10 Division155

  Accumulation unit value:
    Beginning of period                                                     $8.24              $7.09               $7.41
    End of period                                                           $9.46              $8.24               $7.09
  Accumulation units outstanding
  at the end of period                                                     21,432              7,755               3,373

JNL/MCM Global 15 Division155

  Accumulation unit value:
    Beginning of period                                                     $8.94              $6.88               $7.22
    End of period                                                          $11.19              $8.94               $6.88
  Accumulation units outstanding
  at the end of period                                                     32,227              7,014               3,440






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division155

  Accumulation unit value:
    Beginning of period                                                     $9.56              $7.37               $7.28
    End of period                                                          $11.37              $9.56               $7.37
  Accumulation units outstanding
  at the end of period                                                     44,225              8,003               3,434

JNL/MCM Select Small-Cap Division155

  Accumulation unit value:
    Beginning of period                                                    $15.91              $11.01             $10.39
    End of period                                                          $17.49              $15.91             $11.01
  Accumulation units outstanding
  at the end of period                                                     14,867              6,051               2,747

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division672

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,602               N/A                 N/A

JNL/MCM Financial Sector Division672

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A                 N/A
    End of period                                                          $11.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       320                N/A                 N/A

JNL/MCM Oil & Gas Sector Division634

  Accumulation unit value:
    Beginning of period                                                    $14.36               N/A                 N/A
    End of period                                                          $16.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,827               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $6.24              $4.79               $6.50
    End of period                                                           $7.23              $6.24               $4.79
  Accumulation units outstanding
  at the end of period                                                     15,540              13,323             11,129

JNL/FMR Balanced Division182

  Accumulation unit value:
    Beginning of period                                                     $9.11              $8.20               $8.31
    End of period                                                           $9.73              $9.11               $8.20
  Accumulation units outstanding
  at the end of period                                                      6,560              5,133                461

JNL/T. Rowe Price Value Division182

  Accumulation unit value:
    Beginning of period                                                    $11.22              $8.85               $8.94
    End of period                                                          $12.62              $11.22              $8.85
  Accumulation units outstanding
  at the end of period                                                      4,585              2,928               2,901

JNL/MCM S&P 500 Index Division187

  Accumulation unit value:
    Beginning of period                                                     $9.50              $7.61               $7.75
    End of period                                                          $10.21              $9.50               $7.61
  Accumulation units outstanding
  at the end of period                                                     13,120              1,940                314






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division187

  Accumulation unit value:
    Beginning of period                                                    $11.05              $8.41               $8.57
    End of period                                                          $12.49              $11.05              $8.41
  Accumulation units outstanding
  at the end of period                                                     10,280              1,656                284

JNL/MCM Small Cap Index Division136

  Accumulation unit value:
    Beginning of period                                                    $11.17              $7.84               $9.71
    End of period                                                          $12.80              $11.17              $7.84
  Accumulation units outstanding
  at the end of period                                                     11,177              2,281                955

JNL/MCM International Index Division187

  Accumulation unit value:
    Beginning of period                                                    $11.32              $8.44               $8.46
    End of period                                                          $13.21              $11.32              $8.44
  Accumulation units outstanding
  at the end of period                                                      6,142              1,692                287

JNL/MCM Bond Index Division187

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.61             $10.48
    End of period                                                          $10.79              $10.67             $10.61
  Accumulation units outstanding
  at the end of period                                                      3,618              1,660                232

JNL/Oppenheimer Global Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.49              $6.92               $9.10
    End of period                                                          $10.93              $9.49               $6.92
  Accumulation units outstanding
  at the end of period                                                      4,936              2,994               3,945

JNL/Oppenheimer Growth Division446

  Accumulation unit value:
    Beginning of period                                                     $7.77              $7.79                N/A
    End of period                                                           $7.91              $7.77                N/A
  Accumulation units outstanding
  at the end of period                                                      2,737               481                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division343

  Accumulation unit value:
    Beginning of period                                                    $10.09              $8.98                N/A
    End of period                                                          $10.84              $10.09               N/A
  Accumulation units outstanding
  at the end of period                                                     17,138               865                 N/A

JNL/AIM Small Cap Growth Division212

  Accumulation unit value:
    Beginning of period                                                    $11.08              $8.20               $8.07
    End of period                                                          $11.56              $11.08              $8.20
  Accumulation units outstanding
  at the end of period                                                      8,038              10,870              4,314

JNL/AIM Premier Equity II Division212

  Accumulation unit value:
    Beginning of period                                                     $9.23              $7.71               $8.01
    End of period                                                           $9.00              $9.23               $7.71
  Accumulation units outstanding
  at the end of period                                                        -                8,802               3,581

JNL/Select Value Division352

  Accumulation unit value:
    Beginning of period                                                    $14.35              $12.46               N/A
    End of period                                                          $16.08              $14.35               N/A
  Accumulation units outstanding
  at the end of period                                                      8,453              2,013                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division704

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,296               N/A                 N/A

JNL/S&P Managed Moderate Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.02              $9.59              $10.63
    End of period                                                          $11.79              $11.02              $9.59
  Accumulation units outstanding
  at the end of period                                                     33,223              4,787               5,769

JNL/S&P Managed Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.34              $10.86
    End of period                                                          $12.07              $11.10              $9.34
  Accumulation units outstanding
  at the end of period                                                     48,149              7,953               7,332

JNL/S&P Managed Aggressive Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.78              $8.71              $10.74
    End of period                                                          $11.86              $10.78              $8.71
  Accumulation units outstanding
  at the end of period                                                      9,380               246                 494

JNL/S&P Very Aggressive Growth Division I118

  Accumulation unit value:
    Beginning of period                                                    $10.40              $8.16              $10.51
    End of period                                                          $10.57              $10.40              $8.16
  Accumulation units outstanding
  at the end of period                                                        -                6,520               6,814






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I433

  Accumulation unit value:
    Beginning of period                                                     $9.72              $9.18                N/A
    End of period                                                           $9.83              $9.72                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,189                N/A

JNL/S&P Equity Aggressive Growth Division I118

  Accumulation unit value:
    Beginning of period                                                     $9.94              $7.83              $10.08
    End of period                                                          $10.08              $9.94               $7.83
  Accumulation units outstanding
  at the end of period                                                        -                2,315               2,601

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division541

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division433

  Accumulation unit value:
    Beginning of period                                                     $9.96              $9.45                N/A
    End of period                                                          $10.09              $9.96                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,126                N/A

JNL/S&P Managed Conservative Division682

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,742               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division682

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       729                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.40% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
4% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
EARNINGSMAX AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division722

  Accumulation unit value:
    Beginning of period                                                    $20.70               N/A                 N/A
    End of period                                                          $21.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       74                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division94

  Accumulation unit value:
    Beginning of period                                                    $15.52              $11.75             $16.66
    End of period                                                          $15.92              $15.52             $11.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle Core Equity Division94

  Accumulation unit value:
    Beginning of period                                                    $15.24              $12.54             $15.91
    End of period                                                          $15.82              $15.24             $12.53
  Accumulation units outstanding
  at the end of period                                                       245                246                  -

JNL/Eagle SmallCap Equity Division40

  Accumulation unit value:
    Beginning of period                                                    $15.53              $11.37             $15.16
    End of period                                                          $18.02              $15.53             $11.37
  Accumulation units outstanding
  at the end of period                                                       93                  93                  -

JNL/Select Balanced Division40

  Accumulation unit value:
    Beginning of period                                                    $19.32              $16.28             $17.06
    End of period                                                          $20.91              $19.32             $16.28
  Accumulation units outstanding
  at the end of period                                                       847                 -                   -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division710

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $11.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       450                N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division637

  Accumulation unit value:
    Beginning of period                                                    $16.25               N/A                 N/A
    End of period                                                          $16.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division637

  Accumulation unit value:
    Beginning of period                                                    $13.96               N/A                 N/A
    End of period                                                          $14.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Established Growth Division40

  Accumulation unit value:
    Beginning of period                                                    $21.83              $17.13             $22.35
    End of period                                                          $23.42              $21.83             $17.13
  Accumulation units outstanding
  at the end of period                                                      2,553                -                   -

JNL/JPMorgan International Equity Division432

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.05               N/A
    End of period                                                          $12.24              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                       176                176                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division40

  Accumulation unit value:
    Beginning of period                                                    $26.38              $19.50             $24.49
    End of period                                                          $30.40              $26.38             $19.50
  Accumulation units outstanding
  at the end of period                                                       152                106                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division615

  Accumulation unit value:
    Beginning of period                                                     $8.47               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       696                N/A                 N/A

JNL/PIMCO Total Return Bond Division94

  Accumulation unit value:
    Beginning of period                                                    $12.79              $12.51             $11.96
    End of period                                                          $13.04              $12.79             $12.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division40

  Accumulation unit value:
    Beginning of period                                                    $12.13              $8.95              $10.95
    End of period                                                          $13.67              $12.13              $8.95
  Accumulation units outstanding
  at the end of period                                                       326                109                  -

JNL/Lazard Mid Cap Value Division94

  Accumulation unit value:
    Beginning of period                                                    $13.23              $10.51             $12.88
    End of period                                                          $16.10              $13.23             $10.51
  Accumulation units outstanding
  at the end of period                                                       870                210                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division705

  Accumulation unit value:
    Beginning of period                                                    $12.12               N/A                 N/A
    End of period                                                          $12.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,528               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division457

  Accumulation unit value:
    Beginning of period                                                     $9.08              $8.06                N/A
    End of period                                                           $9.12              $9.08                N/A
  Accumulation units outstanding
  at the end of period                                                     17,258              1,241                N/A

JNL/MCM The S&P(R) 10 Division457

  Accumulation unit value:
    Beginning of period                                                     $8.23              $7.55                N/A
    End of period                                                           $9.46              $8.23                N/A
  Accumulation units outstanding
  at the end of period                                                     17,162              1,324                N/A

JNL/MCM Global 15 Division457

  Accumulation unit value:
    Beginning of period                                                     $8.94              $8.36                N/A
    End of period                                                          $11.18              $8.94                N/A
  Accumulation units outstanding
  at the end of period                                                     15,255              1,197                N/A

JNL/MCM 25 Division457

  Accumulation unit value:
    Beginning of period                                                     $9.55              $8.48                N/A
    End of period                                                          $11.37              $9.55                N/A
  Accumulation units outstanding
  at the end of period                                                     13,767              1,179                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division457

  Accumulation unit value:
    Beginning of period                                                    $15.91              $15.34               N/A
    End of period                                                          $17.49              $15.91               N/A
  Accumulation units outstanding
  at the end of period                                                      9,216               652                 N/A

JNL/MCM Technology Sector Division615

  Accumulation unit value:
    Beginning of period                                                     $5.06               N/A                 N/A
    End of period                                                           $5.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       242                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division722

  Accumulation unit value:
    Beginning of period                                                    $11.22               N/A                 N/A
    End of period                                                          $11.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       24                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division722

  Accumulation unit value:
    Beginning of period                                                    $16.14               N/A                 N/A
    End of period                                                          $16.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       34                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division40

  Accumulation unit value:
    Beginning of period                                                     $6.25              $4.79               $6.72
    End of period                                                           $7.23              $6.25               $4.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division432

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.40               N/A
    End of period                                                          $12.62              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                      7,895               256                 N/A

JNL/MCM S&P 500 Index Division615

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,972               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division615

  Accumulation unit value:
    Beginning of period                                                    $11.17               N/A                 N/A
    End of period                                                          $12.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,584               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division615

  Accumulation unit value:
    Beginning of period                                                    $11.18               N/A                 N/A
    End of period                                                          $12.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,283               N/A                 N/A

JNL/MCM International Index Division692

  Accumulation unit value:
    Beginning of period                                                    $11.91               N/A                 N/A
    End of period                                                          $13.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,455               N/A                 N/A

JNL/MCM Bond Index Division699

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       876                N/A                 N/A

JNL/Oppenheimer Global Growth Division40

  Accumulation unit value:
    Beginning of period                                                     $9.49              $6.92               $8.90
    End of period                                                          $10.93              $9.49               $6.92
  Accumulation units outstanding
  at the end of period                                                      1,317               200                  -

JNL/Oppenheimer Growth Division615

  Accumulation unit value:
    Beginning of period                                                     $7.52               N/A                 N/A
    End of period                                                           $7.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       946                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division637

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                          $11.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division722

  Accumulation unit value:
    Beginning of period                                                    $15.65               N/A                 N/A
    End of period                                                          $16.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       87                 N/A                 N/A

JNL/MCM Nasdaq 15 Division705

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       473                N/A                 N/A

JNL/MCM Value Line 25 Division696

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,549               N/A                 N/A

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     75,442               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division696

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,297               N/A                 N/A

JNL/S&P Managed Moderate Growth Division69

  Accumulation unit value:
    Beginning of period                                                    $11.02              $9.58              $10.82
    End of period                                                          $11.78              $11.02             $11.02
  Accumulation units outstanding
  at the end of period                                                      1,934                -                   -

JNL/S&P Managed Growth Division69

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.34              $11.05
    End of period                                                          $12.07              $11.10              $9.34
  Accumulation units outstanding
  at the end of period                                                     19,683              20,294                -

JNL/S&P Managed Aggressive Growth Division69

  Accumulation unit value:
    Beginning of period                                                    $10.78              $8.71              $11.01
    End of period                                                          $11.85              $10.78              $8.71
  Accumulation units outstanding
  at the end of period                                                      6,892              6,899                 -

JNL/S&P Very Aggressive Growth Division I84

  Accumulation unit value:
    Beginning of period                                                    $10.40              $8.16              $10.85
    End of period                                                          $10.56              $10.40              $8.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I84

  Accumulation unit value:
    Beginning of period                                                     $9.93              $7.83              $10.41
    End of period                                                          $10.08              $9.93               $7.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division700

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,115               N/A                 N/A

JNL/S&P Managed Moderate Division700

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,168               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.405% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division695

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       565                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division695

  Accumulation unit value:
    Beginning of period                                                    $11.37               N/A                 N/A
    End of period                                                          $12.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       474                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.41% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT
4% HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 4%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4% HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 5% ROLL-UP DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division609

  Accumulation unit value:
    Beginning of period                                                    $23.11               N/A                 N/A
    End of period                                                          $23.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       837                N/A                 N/A

JNL/FMR Capital Growth Division555

  Accumulation unit value:
    Beginning of period                                                    $17.72               N/A                 N/A
    End of period                                                          $19.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       587                N/A                 N/A

JNL/Select Global Growth Division628

  Accumulation unit value:
    Beginning of period                                                    $18.13               N/A                 N/A
    End of period                                                          $21.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division502

  Accumulation unit value:
    Beginning of period                                                    $16.47               N/A                 N/A
    End of period                                                          $15.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       798                N/A                 N/A

JNL/Eagle Core Equity Division502

  Accumulation unit value:
    Beginning of period                                                    $15.73               N/A                 N/A
    End of period                                                          $15.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,402               N/A                 N/A

JNL/Eagle SmallCap Equity Division502

  Accumulation unit value:
    Beginning of period                                                    $17.04               N/A                 N/A
    End of period                                                          $18.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,140               N/A                 N/A

JNL/Select Balanced Division555

  Accumulation unit value:
    Beginning of period                                                    $19.78               N/A                 N/A
    End of period                                                          $20.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,889               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division582

  Accumulation unit value:
    Beginning of period                                                    $13.83               N/A                 N/A
    End of period                                                          $14.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division626

  Accumulation unit value:
    Beginning of period                                                    $11.16               N/A                 N/A
    End of period                                                          $11.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,754               N/A                 N/A

JNL/Putnam Value Equity Division601

  Accumulation unit value:
    Beginning of period                                                    $16.95               N/A                 N/A
    End of period                                                          $17.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       523                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division524

  Accumulation unit value:
    Beginning of period                                                    $16.29               N/A                 N/A
    End of period                                                          $16.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,346               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division524

  Accumulation unit value:
    Beginning of period                                                    $14.11               N/A                 N/A
    End of period                                                          $14.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       520                N/A                 N/A

JNL/T. Rowe Price Established Growth Division555

  Accumulation unit value:
    Beginning of period                                                    $22.57               N/A                 N/A
    End of period                                                          $23.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,121               N/A                 N/A

JNL/JPMorgan International Equity Division611

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $12.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division555

  Accumulation unit value:
    Beginning of period                                                    $27.81               N/A                 N/A
    End of period                                                          $30.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,243               N/A                 N/A

JNL/Alliance Capital Growth Division502

  Accumulation unit value:
    Beginning of period                                                     $9.37               N/A                 N/A
    End of period                                                           $9.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       636                N/A                 N/A

JNL/JPMorgan International Value Division605

  Accumulation unit value:
    Beginning of period                                                     $8.45               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,705               N/A                 N/A

JNL/PIMCO Total Return Bond Division524

  Accumulation unit value:
    Beginning of period                                                    $12.92               N/A                 N/A
    End of period                                                          $13.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,350               N/A                 N/A

JNL/Lazard Small Cap Value Division560

  Accumulation unit value:
    Beginning of period                                                    $12.52               N/A                 N/A
    End of period                                                          $13.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,237               N/A                 N/A

JNL/Lazard Mid Cap Value Division509

  Accumulation unit value:
    Beginning of period                                                    $13.66               N/A                 N/A
    End of period                                                          $16.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,891               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.90               N/A                 N/A
    End of period                                                          $12.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,066               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division649

  Accumulation unit value:
    Beginning of period                                                     $7.16               N/A                 N/A
    End of period                                                           $7.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,490               N/A                 N/A

JNL/MCM The DowSM 10 Division447

  Accumulation unit value:
    Beginning of period                                                     $9.07              $8.21                N/A
    End of period                                                           $9.11              $9.07                N/A
  Accumulation units outstanding
  at the end of period                                                     142,422             3,244                N/A

JNL/MCM The S&P(R) 10 Division447

  Accumulation unit value:
    Beginning of period                                                     $8.23              $7.65                N/A
    End of period                                                           $9.45              $8.23                N/A
  Accumulation units outstanding
  at the end of period                                                     132,769             3,529                N/A

JNL/MCM Global 15 Division447

  Accumulation unit value:
    Beginning of period                                                     $8.94              $8.74                N/A
    End of period                                                          $11.18              $8.94                N/A
  Accumulation units outstanding
  at the end of period                                                     118,475             3,061                N/A

JNL/MCM 25 Division447

  Accumulation unit value:
    Beginning of period                                                     $9.55              $8.59                N/A
    End of period                                                          $11.36              $9.55                N/A
  Accumulation units outstanding
  at the end of period                                                     108,364             3,053                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division447

  Accumulation unit value:
    Beginning of period                                                    $15.90              $15.70               N/A
    End of period                                                          $17.48              $15.90               N/A
  Accumulation units outstanding
  at the end of period                                                     61,052              1,661                N/A

JNL/MCM Technology Sector Division655

  Accumulation unit value:
    Beginning of period                                                     $4.60               N/A                 N/A
    End of period                                                           $5.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       11                 N/A                 N/A

JNL/MCM Healthcare Sector Division628

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       348                N/A                 N/A

JNL/MCM Financial Sector Division601

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $11.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       961                N/A                 N/A

JNL/MCM Oil & Gas Sector Division601

  Accumulation unit value:
    Beginning of period                                                    $14.22               N/A                 N/A
    End of period                                                          $16.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,437               N/A                 N/A

JNL/MCM Consumer Brands Sector Division719

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       286                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division655

  Accumulation unit value:
    Beginning of period                                                     $6.16               N/A                 N/A
    End of period                                                           $7.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        8                 N/A                 N/A

JNL/FMR Balanced Division555

  Accumulation unit value:
    Beginning of period                                                     $9.25               N/A                 N/A
    End of period                                                           $9.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,668               N/A                 N/A

JNL/T. Rowe Price Value Division555

  Accumulation unit value:
    Beginning of period                                                    $11.53               N/A                 N/A
    End of period                                                          $12.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,857               N/A                 N/A

JNL/MCM S&P 500 Index Division447

  Accumulation unit value:
    Beginning of period                                                     $9.50              $9.01                N/A
    End of period                                                          $10.20              $9.50                N/A
  Accumulation units outstanding
  at the end of period                                                     81,106              1,851                N/A

JNL/MCM S&P 400 MidCap Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.65               N/A
    End of period                                                          $12.48              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                     58,528              1,487                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.16              $10.83               N/A
    End of period                                                          $12.79              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                     65,716              1,429                N/A

JNL/MCM International Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.41               N/A
    End of period                                                          $13.20              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                     47,746              1,483                N/A

JNL/MCM Bond Index Division461

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.62               N/A
    End of period                                                          $10.79              $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                     49,884              1,410                N/A

JNL/Oppenheimer Global Growth Division555

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,476               N/A                 N/A

JNL/Oppenheimer Growth Division502

  Accumulation unit value:
    Beginning of period                                                     $8.17               N/A                 N/A
    End of period                                                           $7.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,018               N/A                 N/A

JNL/AIM Large Cap Growth Division509

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,949               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division509

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $11.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,228               N/A                 N/A

JNL/AIM Premier Equity II Division502

  Accumulation unit value:
    Beginning of period                                                     $9.51               N/A                 N/A
    End of period                                                           $9.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division601

  Accumulation unit value:
    Beginning of period                                                    $14.78               N/A                 N/A
    End of period                                                          $16.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,743               N/A                 N/A

JNL/MCM Nasdaq 15 Division696

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,903               N/A                 N/A

JNL/MCM Value Line 25 Division696

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,886               N/A                 N/A

JNL/MCM VIP Division698

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,060               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division696

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,238               N/A                 N/A

JNL/S&P Managed Moderate Growth Division404

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.41               N/A
    End of period                                                          $11.78              $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                     34,251               999                 N/A

JNL/S&P Managed Growth Division535

  Accumulation unit value:
    Beginning of period                                                    $11.21               N/A                 N/A
    End of period                                                          $12.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     83,705               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division547

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     180,836              N/A                 N/A

JNL/S&P Very Aggressive Growth Division I645

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                           $9.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I612

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division535

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division646

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division646

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $10.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division702

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     43,146               N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.42% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 3%
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division692

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,417               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division692

  Accumulation unit value:
    Beginning of period                                                    $11.57               N/A                 N/A
    End of period                                                          $12.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       463                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division692

  Accumulation unit value:
    Beginning of period                                                    $11.90               N/A                 N/A
    End of period                                                          $13.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       893                N/A                 N/A

JNL/MCM Bond Index Division700

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $10.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       651                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division692

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                          $11.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,031               N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division732

  Accumulation unit value:
    Beginning of period                                                    $11.78               N/A                 N/A
    End of period                                                          $11.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       262                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division713

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       680                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.445% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
COMBINED DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND PREMIUM CREDIT 2%
COMBINED DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division490

  Accumulation unit value:
    Beginning of period                                                    $22.00               N/A                 N/A
    End of period                                                          $23.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,969               N/A                 N/A

JNL/FMR Capital Growth Division702

  Accumulation unit value:
    Beginning of period                                                    $17.72               N/A                 N/A
    End of period                                                          $19.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,583               N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division322

  Accumulation unit value:
    Beginning of period                                                    $15.46              $12.80               N/A
    End of period                                                          $15.85              $15.46               N/A
  Accumulation units outstanding
  at the end of period                                                       715                488                 N/A

JNL/Eagle Core Equity Division303

  Accumulation unit value:
    Beginning of period                                                    $15.19              $12.41               N/A
    End of period                                                          $15.76              $15.19               N/A
  Accumulation units outstanding
  at the end of period                                                      3,355              2,037                N/A

JNL/Eagle SmallCap Equity Division710

  Accumulation unit value:
    Beginning of period                                                    $16.90               N/A                 N/A
    End of period                                                          $17.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,437               N/A                 N/A

JNL/Select Balanced Division303

  Accumulation unit value:
    Beginning of period                                                    $19.24              $16.02               N/A
    End of period                                                          $20.82              $19.24               N/A
  Accumulation units outstanding
  at the end of period                                                      1,806              1,262                N/A

JNL/Putnam Equity Division283

  Accumulation unit value:
    Beginning of period                                                    $16.55              $12.45               N/A
    End of period                                                          $18.26              $16.55               N/A
  Accumulation units outstanding
  at the end of period                                                       471                410                 N/A

JNL/PPM America High Yield Bond Division303

  Accumulation unit value:
    Beginning of period                                                    $14.16              $12.90               N/A
    End of period                                                          $14.53              $14.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,054                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division303

  Accumulation unit value:
    Beginning of period                                                    $16.74              $13.36               N/A
    End of period                                                          $17.93              $16.74               N/A
  Accumulation units outstanding
  at the end of period                                                       631                568                 N/A

JNL/Salomon Brothers Strategic Bond Division303

  Accumulation unit value:
    Beginning of period                                                    $16.15              $15.16               N/A
    End of period                                                          $16.84              $16.15               N/A
  Accumulation units outstanding
  at the end of period                                                      3,397              2,001                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division303

  Accumulation unit value:
    Beginning of period                                                    $13.90              $14.03               N/A
    End of period                                                          $14.09              $13.90               N/A
  Accumulation units outstanding
  at the end of period                                                      1,724               721                 N/A

JNL/T. Rowe Price Established Growth Division303

  Accumulation unit value:
    Beginning of period                                                    $21.75              $17.26               N/A
    End of period                                                          $23.32              $21.75               N/A
  Accumulation units outstanding
  at the end of period                                                      2,385              1,380                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $26.28              $19.39               N/A
    End of period                                                          $30.27              $26.28               N/A
  Accumulation units outstanding
  at the end of period                                                      6,597              3,558                N/A

JNL/Alliance Capital Growth Division322

  Accumulation unit value:
    Beginning of period                                                     $8.91              $7.89                N/A
    End of period                                                           $9.25              $8.91                N/A
  Accumulation units outstanding
  at the end of period                                                       891                836                 N/A

JNL/JPMorgan International Value Division710

  Accumulation unit value:
    Beginning of period                                                     $9.15               N/A                 N/A
    End of period                                                           $9.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PIMCO Total Return Bond Division294

  Accumulation unit value:
    Beginning of period                                                    $12.76              $12.58               N/A
    End of period                                                          $13.00              $12.76               N/A
  Accumulation units outstanding
  at the end of period                                                     13,111              7,427                N/A

JNL/Lazard Small Cap Value Division322

  Accumulation unit value:
    Beginning of period                                                    $12.10              $9.27                N/A
    End of period                                                          $13.63              $12.10               N/A
  Accumulation units outstanding
  at the end of period                                                      2,020               945                 N/A

JNL/Lazard Mid Cap Value Division303

  Accumulation unit value:
    Beginning of period                                                    $13.19              $10.29               N/A
    End of period                                                          $16.05              $13.19               N/A
  Accumulation units outstanding
  at the end of period                                                      4,296              3,843                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.87               N/A                 N/A
    End of period                                                          $12.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,550               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division283

  Accumulation unit value:
    Beginning of period                                                     $9.06              $6.34                N/A
    End of period                                                           $9.09              $9.06                N/A
  Accumulation units outstanding
  at the end of period                                                     33,831              23,335               N/A

JNL/MCM The S&P(R) 10 Division283

  Accumulation unit value:
    Beginning of period                                                     $8.22              $6.63                N/A
    End of period                                                           $9.43              $8.22                N/A
  Accumulation units outstanding
  at the end of period                                                     31,712              22,272               N/A

JNL/MCM Global 15 Division283

  Accumulation unit value:
    Beginning of period                                                     $8.92              $5.85                N/A
    End of period                                                          $11.16              $8.92                N/A
  Accumulation units outstanding
  at the end of period                                                     26,303              15,310               N/A

JNL/MCM 25 Division283

  Accumulation unit value:
    Beginning of period                                                     $9.53              $6.61                N/A
    End of period                                                          $11.34              $9.53                N/A
  Accumulation units outstanding
  at the end of period                                                     20,488              11,741               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division308

  Accumulation unit value:
    Beginning of period                                                    $15.88              $11.19               N/A
    End of period                                                          $17.44              $15.88               N/A
  Accumulation units outstanding
  at the end of period                                                     10,773              5,100                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division415

  Accumulation unit value:
    Beginning of period                                                     $6.23              $5.95                N/A
    End of period                                                           $7.22              $6.23                N/A
  Accumulation units outstanding
  at the end of period                                                       973                585                 N/A

JNL/FMR Balanced Division303

  Accumulation unit value:
    Beginning of period                                                     $9.09              $8.19                N/A
    End of period                                                           $9.71              $9.09                N/A
  Accumulation units outstanding
  at the end of period                                                      1,653              1,622                N/A

JNL/T. Rowe Price Value Division303

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.47                N/A
    End of period                                                          $12.59              $11.20               N/A
  Accumulation units outstanding
  at the end of period                                                      7,418              3,082                N/A

JNL/MCM S&P 500 Index Division311

  Accumulation unit value:
    Beginning of period                                                     $9.49              $7.69                N/A
    End of period                                                          $10.19              $9.49                N/A
  Accumulation units outstanding
  at the end of period                                                     15,677              20,085               N/A

JNL/MCM S&P 400 MidCap Index Division311

  Accumulation unit value:
    Beginning of period                                                    $11.04              $8.22                N/A
    End of period                                                          $12.47              $11.04               N/A
  Accumulation units outstanding
  at the end of period                                                      7,401              14,839               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division311

  Accumulation unit value:
    Beginning of period                                                    $11.15              $7.80                N/A
    End of period                                                          $12.78              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                      7,273              6,541                N/A

JNL/MCM International Index Division311

  Accumulation unit value:
    Beginning of period                                                    $11.31              $8.26                N/A
    End of period                                                          $13.19              $11.31               N/A
  Accumulation units outstanding
  at the end of period                                                      7,200              9,236                N/A

JNL/MCM Bond Index Division311

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.63               N/A
    End of period                                                          $10.78              $10.65               N/A
  Accumulation units outstanding
  at the end of period                                                      8,591               415                 N/A

JNL/Oppenheimer Global Growth Division310

  Accumulation unit value:
    Beginning of period                                                     $9.48              $6.60                N/A
    End of period                                                          $10.91              $9.48                N/A
  Accumulation units outstanding
  at the end of period                                                     12,878              5,000                N/A

JNL/Oppenheimer Growth Division283

  Accumulation unit value:
    Beginning of period                                                     $7.76              $6.50                N/A
    End of period                                                           $7.90              $7.76                N/A
  Accumulation units outstanding
  at the end of period                                                      8,929              1,178                N/A

JNL/AIM Large Cap Growth Division303

  Accumulation unit value:
    Beginning of period                                                    $10.08              $8.15                N/A
    End of period                                                          $10.82              $10.08               N/A
  Accumulation units outstanding
  at the end of period                                                      6,874              1,971                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division322

  Accumulation unit value:
    Beginning of period                                                    $11.07              $8.65                N/A
    End of period                                                          $11.54              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                       720                663                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division322

  Accumulation unit value:
    Beginning of period                                                    $14.34              $11.31               N/A
    End of period                                                          $16.06              $14.34               N/A
  Accumulation units outstanding
  at the end of period                                                      1,581               540                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division337

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.08               N/A
    End of period                                                          $11.75              $10.99               N/A
  Accumulation units outstanding
  at the end of period                                                     24,770              23,970               N/A

JNL/S&P Managed Growth Division294

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.13                N/A
    End of period                                                          $12.03              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                     119,455             41,316               N/A

JNL/S&P Managed Aggressive Growth Division350

  Accumulation unit value:
    Beginning of period                                                    $10.75              $9.80                N/A
    End of period                                                          $11.82              $10.75               N/A
  Accumulation units outstanding
  at the end of period                                                      4,961              1,157                N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I282

  Accumulation unit value:
    Beginning of period                                                     $9.91              $7.24                N/A
    End of period                                                          $10.05              $9.91                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 986                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division310

  Accumulation unit value:
    Beginning of period                                                     $9.95              $7.99                N/A
    End of period                                                          $10.08              $9.95                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 399                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.45% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 2%
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT COMBINATION
5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL
  CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND THREE YEAR WITHDRAWAL CHARGE PERIOD
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division185

  Accumulation unit value:
    Beginning of period                                                    $21.66              $16.39             $16.67
    End of period                                                          $23.60              $21.66             $16.39
  Accumulation units outstanding
  at the end of period                                                       403                 -                   -

JNL/FMR Capital Growth Division259

  Accumulation unit value:
    Beginning of period                                                    $16.49              $12.23               N/A
    End of period                                                          $18.99              $16.49               N/A
  Accumulation units outstanding
  at the end of period                                                       761                 -                  N/A

JNL/Select Global Growth Division706

  Accumulation unit value:
    Beginning of period                                                    $20.33               N/A                 N/A
    End of period                                                          $20.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       259                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division161

  Accumulation unit value:
    Beginning of period                                                    $15.46              $11.71             $12.72
    End of period                                                          $15.84              $15.46             $11.71
  Accumulation units outstanding
  at the end of period                                                      1,412                -                   -

JNL/Eagle Core Equity Division134

  Accumulation unit value:
    Beginning of period                                                    $15.19              $12.50             $14.59
    End of period                                                          $15.76              $15.19             $12.50
  Accumulation units outstanding
  at the end of period                                                      1,424                -                   -

JNL/Eagle SmallCap Equity Division127

  Accumulation unit value:
    Beginning of period                                                    $15.48              $11.33             $14.31
    End of period                                                          $17.94              $15.48             $11.33
  Accumulation units outstanding
  at the end of period                                                       892                 -                   -

JNL/Select Balanced Division94

  Accumulation unit value:
    Beginning of period                                                    $19.24              $16.22             $17.48
    End of period                                                          $20.81              $19.24             $16.22
  Accumulation units outstanding
  at the end of period                                                       23                  -                   -

JNL/Putnam Equity Division385

  Accumulation unit value:
    Beginning of period                                                    $16.55              $14.44               N/A
    End of period                                                          $18.25              $16.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PPM America High Yield Bond Division139

  Accumulation unit value:
    Beginning of period                                                    $14.16              $12.23             $12.12
    End of period                                                          $14.53              $14.16             $12.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division109

  Accumulation unit value:
    Beginning of period                                                    $11.24              $11.47             $11.58
    End of period                                                          $11.06              $11.24             $11.47
  Accumulation units outstanding
  at the end of period                                                       335                 -                   -

JNL/Putnam Value Equity Division185

  Accumulation unit value:
    Beginning of period                                                    $16.73              $13.77             $13.77
    End of period                                                          $17.92              $16.73             $13.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers Strategic Bond Division161

  Accumulation unit value:
    Beginning of period                                                    $16.14              $14.57             $13.63
    End of period                                                          $16.84              $16.14             $14.57
  Accumulation units outstanding
  at the end of period                                                       122                 -                   -

JNL/Salomon Brothers U.S. Government & Quality Bond Division94

  Accumulation unit value:
    Beginning of period                                                    $13.90              $14.08             $13.03
    End of period                                                          $14.08              $13.90             $14.08
  Accumulation units outstanding
  at the end of period                                                      1,393                -                   -

JNL/T. Rowe Price Established Growth Division127

  Accumulation unit value:
    Beginning of period                                                    $21.74              $17.06             $20.15
    End of period                                                          $23.31              $21.74             $17.06
  Accumulation units outstanding
  at the end of period                                                       709                 -                   -

JNL/JPMorgan International Equity Division192

  Accumulation unit value:
    Beginning of period                                                    $10.72              $8.55               $8.08
    End of period                                                          $12.18              $10.72              $8.55
  Accumulation units outstanding
  at the end of period                                                       229                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division127

  Accumulation unit value:
    Beginning of period                                                    $26.27              $19.42             $24.07
    End of period                                                          $30.25              $26.27             $19.42
  Accumulation units outstanding
  at the end of period                                                      1,210                -                   -

JNL/Alliance Capital Growth Division192

  Accumulation unit value:
    Beginning of period                                                     $8.92              $7.35               $7.38
    End of period                                                           $9.25              $8.92               $7.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division502

  Accumulation unit value:
    Beginning of period                                                     $8.54               N/A                 N/A
    End of period                                                           $9.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,859               N/A                 N/A

JNL/PIMCO Total Return Bond Division94

  Accumulation unit value:
    Beginning of period                                                    $12.76              $12.48             $11.94
    End of period                                                          $13.00              $12.76             $12.48
  Accumulation units outstanding
  at the end of period                                                      2,557               686                  -

JNL/Lazard Small Cap Value Division127

  Accumulation unit value:
    Beginning of period                                                    $12.10              $8.93              $10.99
    End of period                                                          $13.62              $12.10              $8.93
  Accumulation units outstanding
  at the end of period                                                      4,401                -                   -

JNL/Lazard Mid Cap Value Division94

  Accumulation unit value:
    Beginning of period                                                    $13.19              $10.48             $12.85
    End of period                                                          $16.05              $13.19             $10.48
  Accumulation units outstanding
  at the end of period                                                      3,568               632                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.86               N/A                 N/A
    End of period                                                          $12.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       169                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division139

  Accumulation unit value:
    Beginning of period                                                     $7.23              $5.74               $6.55
    End of period                                                           $7.85              $7.23               $5.74
  Accumulation units outstanding
  at the end of period                                                      3,770                -                   -

JNL/MCM The DowSM 10 Division119

  Accumulation unit value:
    Beginning of period                                                     $9.06              $7.38               $9.05
    End of period                                                           $9.09              $9.06               $7.38
  Accumulation units outstanding
  at the end of period                                                     41,563               812                  -

JNL/MCM The S&P(R) 10 Division119

  Accumulation unit value:
    Beginning of period                                                     $8.21              $7.08               $9.60
    End of period                                                           $9.43              $8.21               $7.08
  Accumulation units outstanding
  at the end of period                                                     42,191               868                  -

JNL/MCM Global 15 Division119

  Accumulation unit value:
    Beginning of period                                                     $8.92              $6.87               $8.74
    End of period                                                          $11.15              $8.92               $6.87
  Accumulation units outstanding
  at the end of period                                                     35,409               760                  -

JNL/MCM 25 Division119

  Accumulation unit value:
    Beginning of period                                                     $9.53              $7.35               $9.44
    End of period                                                          $11.34              $9.53               $7.35
  Accumulation units outstanding
  at the end of period                                                     33,520               775                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division119

  Accumulation unit value:
    Beginning of period                                                    $15.87              $10.99             $14.81
    End of period                                                          $17.44              $15.87             $10.99
  Accumulation units outstanding
  at the end of period                                                     21,708               425                  -

JNL/MCM Technology Sector Division706

  Accumulation unit value:
    Beginning of period                                                     $5.28               N/A                 N/A
    End of period                                                           $5.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       198                N/A                 N/A

JNL/MCM Healthcare Sector Division498

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       31                 N/A                 N/A

JNL/MCM Financial Sector Division527

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A                 N/A
    End of period                                                          $11.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       126                N/A                 N/A

JNL/MCM Oil & Gas Sector Division498

  Accumulation unit value:
    Beginning of period                                                    $12.99               N/A                 N/A
    End of period                                                          $16.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       72                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division527

  Accumulation unit value:
    Beginning of period                                                     $4.16               N/A                 N/A
    End of period                                                           $4.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Midcap Growth Division185

  Accumulation unit value:
    Beginning of period                                                     $6.23              $4.79               $4.86
    End of period                                                           $7.22              $6.23               $4.79
  Accumulation units outstanding
  at the end of period                                                       69                  -                   -

JNL/FMR Balanced Division161

  Accumulation unit value:
    Beginning of period                                                     $9.09              $8.19               $8.33
    End of period                                                           $9.71              $9.09               $8.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Value Division131

  Accumulation unit value:
    Beginning of period                                                    $11.19              $8.83              $10.51
    End of period                                                          $12.59              $11.19              $8.83
  Accumulation units outstanding
  at the end of period                                                       541                 -                   -

JNL/MCM S&P 500 Index Division139

  Accumulation unit value:
    Beginning of period                                                     $9.49              $7.61               $8.64
    End of period                                                          $10.19              $9.49               $7.61
  Accumulation units outstanding
  at the end of period                                                     11,189                -                   -

JNL/MCM S&P 400 MidCap Index Division139

  Accumulation unit value:
    Beginning of period                                                    $11.04              $8.41               $9.64
    End of period                                                          $12.47              $11.04              $8.41
  Accumulation units outstanding
  at the end of period                                                      8,990                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division139

  Accumulation unit value:
    Beginning of period                                                    $11.15              $7.84               $9.46
    End of period                                                          $12.78              $11.15              $7.84
  Accumulation units outstanding
  at the end of period                                                     10,819                -                   -

JNL/MCM International Index Division139

  Accumulation unit value:
    Beginning of period                                                    $11.31              $8.44               $9.62
    End of period                                                          $13.18              $11.31              $8.44
  Accumulation units outstanding
  at the end of period                                                      8,315                -                   -

JNL/MCM Bond Index Division148

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.60             $10.13
    End of period                                                          $10.77              $10.65             $10.60
  Accumulation units outstanding
  at the end of period                                                      9,307                -                   -

JNL/Oppenheimer Global Growth Division143

  Accumulation unit value:
    Beginning of period                                                     $9.48              $6.91               $8.31
    End of period                                                          $10.91              $9.48               $6.91
  Accumulation units outstanding
  at the end of period                                                      4,849                -                   -

JNL/Oppenheimer Growth Division303

  Accumulation unit value:
    Beginning of period                                                     $7.76              $6.80                N/A
    End of period                                                           $7.90              $7.76                N/A
  Accumulation units outstanding
  at the end of period                                                       787                 -                  N/A

JNL/AIM Large Cap Growth Division161

  Accumulation unit value:
    Beginning of period                                                    $10.08              $7.94               $8.45
    End of period                                                          $10.82              $10.08              $7.94
  Accumulation units outstanding
  at the end of period                                                      2,594                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division213

  Accumulation unit value:
    Beginning of period                                                    $11.07              $8.19               $8.10
    End of period                                                          $11.54              $11.07              $8.19
  Accumulation units outstanding
  at the end of period                                                       887                 -                   -

JNL/AIM Premier Equity II Division166

  Accumulation unit value:
    Beginning of period                                                     $9.22              $7.71               $7.90
    End of period                                                           $8.99              $9.22               $7.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division354

  Accumulation unit value:
    Beginning of period                                                    $14.34              $12.32               N/A
    End of period                                                          $16.06              $14.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 15 Division694

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       589                N/A                 N/A

JNL/MCM Value Line 25 Division735

  Accumulation unit value:
    Beginning of period                                                    $11.43               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,010               N/A                 N/A

JNL/MCM VIP Division716

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division703

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,880               N/A                 N/A

JNL/S&P Managed Moderate Growth Division110

  Accumulation unit value:
    Beginning of period                                                    $10.99              $9.56              $10.37
    End of period                                                          $11.75              $10.99              $9.56
  Accumulation units outstanding
  at the end of period                                                     32,886                -                   -

JNL/S&P Managed Growth Division112

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.32              $10.67
    End of period                                                          $12.03              $11.07              $9.32
  Accumulation units outstanding
  at the end of period                                                     50,260              1,566                 -

JNL/S&P Managed Aggressive Growth Division116

  Accumulation unit value:
    Beginning of period                                                    $10.75              $8.69              $10.67
    End of period                                                          $11.81              $10.75              $8.69
  Accumulation units outstanding
  at the end of period                                                       109                 -                   -

JNL/S&P Very Aggressive Growth Division I131

  Accumulation unit value:
    Beginning of period                                                    $10.37              $8.14               $9.77
    End of period                                                          $10.53              $10.37              $8.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Growth Division I123

  Accumulation unit value:
    Beginning of period                                                     $9.69              $7.66               $9.58
    End of period                                                           $9.79              $9.69               $7.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I124

  Accumulation unit value:
    Beginning of period                                                     $9.90              $7.81               $9.70
    End of period                                                          $10.04              $9.90               $7.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 50 Division122

  Accumulation unit value:
    Beginning of period                                                     $9.78              $7.66               $9.65
    End of period                                                           $9.90              $9.78               $7.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 100 Division384

  Accumulation unit value:
    Beginning of period                                                    $10.08              $9.00                N/A
    End of period                                                          $10.19              $10.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division707

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Division716

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,138               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.46% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division525

  Accumulation unit value:
    Beginning of period                                                    $16.98               N/A                 N/A
    End of period                                                          $18.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,227               N/A                 N/A

JNL/Select Global Growth Division665

  Accumulation unit value:
    Beginning of period                                                    $18.74               N/A                 N/A
    End of period                                                          $20.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,051               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division455

  Accumulation unit value:
    Beginning of period                                                    $15.44              $14.74               N/A
    End of period                                                          $15.82              $15.44               N/A
  Accumulation units outstanding
  at the end of period                                                      4,062                38                 N/A

JNL/Eagle Core Equity Division524

  Accumulation unit value:
    Beginning of period                                                    $15.48               N/A                 N/A
    End of period                                                          $15.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,998               N/A                 N/A

JNL/Eagle SmallCap Equity Division455

  Accumulation unit value:
    Beginning of period                                                    $15.46              $15.43               N/A
    End of period                                                          $17.93              $15.46               N/A
  Accumulation units outstanding
  at the end of period                                                       893                 36                 N/A

JNL/Select Balanced Division435

  Accumulation unit value:
    Beginning of period                                                    $19.22              $18.13               N/A
    End of period                                                          $20.79              $19.22               N/A
  Accumulation units outstanding
  at the end of period                                                      8,233               873                 N/A

JNL/Putnam Equity Division726

  Accumulation unit value:
    Beginning of period                                                    $18.07               N/A                 N/A
    End of period                                                          $18.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       412                N/A                 N/A

JNL/PPM America High Yield Bond Division429

  Accumulation unit value:
    Beginning of period                                                    $14.15              $13.63               N/A
    End of period                                                          $14.51              $14.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,532                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division435

  Accumulation unit value:
    Beginning of period                                                    $11.23              $11.28               N/A
    End of period                                                          $11.05              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     10,015               707                 N/A

JNL/Putnam Value Equity Division524

  Accumulation unit value:
    Beginning of period                                                    $17.19               N/A                 N/A
    End of period                                                          $17.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,792               N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division410

  Accumulation unit value:
    Beginning of period                                                    $16.12              $15.66               N/A
    End of period                                                          $16.82              $16.12               N/A
  Accumulation units outstanding
  at the end of period                                                      4,141               110                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division464

  Accumulation unit value:
    Beginning of period                                                    $13.89              $13.81               N/A
    End of period                                                          $14.07              $13.89               N/A
  Accumulation units outstanding
  at the end of period                                                      6,684               392                 N/A

JNL/T. Rowe Price Established Growth Division429

  Accumulation unit value:
    Beginning of period                                                    $21.72              $20.38               N/A
    End of period                                                          $23.28              $21.72               N/A
  Accumulation units outstanding
  at the end of period                                                     15,343              1,844                N/A

JNL/JPMorgan International Equity Division583

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $12.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       491                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division429

  Accumulation unit value:
    Beginning of period                                                    $26.25              $24.64               N/A
    End of period                                                          $30.23              $26.25               N/A
  Accumulation units outstanding
  at the end of period                                                      8,272              1,530                N/A

JNL/Alliance Capital Growth Division584

  Accumulation unit value:
    Beginning of period                                                     $8.62               N/A                 N/A
    End of period                                                           $9.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       284                N/A                 N/A

JNL/JPMorgan International Value Division537

  Accumulation unit value:
    Beginning of period                                                     $8.32               N/A                 N/A
    End of period                                                           $9.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,549               N/A                 N/A

JNL/PIMCO Total Return Bond Division456

  Accumulation unit value:
    Beginning of period                                                    $12.75              $12.73               N/A
    End of period                                                          $12.99              $12.75               N/A
  Accumulation units outstanding
  at the end of period                                                     10,757              1,335                N/A

JNL/Lazard Small Cap Value Division429

  Accumulation unit value:
    Beginning of period                                                    $12.09              $11.13               N/A
    End of period                                                          $13.61              $12.09               N/A
  Accumulation units outstanding
  at the end of period                                                     30,915              3,104                N/A

JNL/Lazard Mid Cap Value Division521

  Accumulation unit value:
    Beginning of period                                                    $13.77               N/A                 N/A
    End of period                                                          $16.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     36,237               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.86               N/A                 N/A
    End of period                                                          $12.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,842               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division455

  Accumulation unit value:
    Beginning of period                                                     $7.22              $6.81                N/A
    End of period                                                           $7.84              $7.22                N/A
  Accumulation units outstanding
  at the end of period                                                     25,971                74                 N/A

JNL/MCM The DowSM 10 Division410

  Accumulation unit value:
    Beginning of period                                                     $9.05              $8.09                N/A
    End of period                                                           $9.09              $9.05                N/A
  Accumulation units outstanding
  at the end of period                                                     133,984             12,044               N/A

JNL/MCM The S&P(R) 10 Division410

  Accumulation unit value:
    Beginning of period                                                     $8.21              $7.49                N/A
    End of period                                                           $9.43              $8.21                N/A
  Accumulation units outstanding
  at the end of period                                                     106,722             10,251               N/A

JNL/MCM Global 15 Division410

  Accumulation unit value:
    Beginning of period                                                     $8.92              $8.40                N/A
    End of period                                                          $11.15              $8.92                N/A
  Accumulation units outstanding
  at the end of period                                                     189,431             11,700               N/A

JNL/MCM 25 Division410

  Accumulation unit value:
    Beginning of period                                                     $9.53              $8.20                N/A
    End of period                                                          $11.33              $9.53                N/A
  Accumulation units outstanding
  at the end of period                                                     189,376             12,500               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division410

  Accumulation unit value:
    Beginning of period                                                    $15.87              $14.27               N/A
    End of period                                                          $17.43              $15.87               N/A
  Accumulation units outstanding
  at the end of period                                                     57,345              6,890                N/A

JNL/MCM Technology Sector Division584

  Accumulation unit value:
    Beginning of period                                                     $5.06               N/A                 N/A
    End of period                                                           $5.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,075               N/A                 N/A

JNL/MCM Healthcare Sector Division537

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,650               N/A                 N/A

JNL/MCM Financial Sector Division632

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                          $11.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,269               N/A                 N/A

JNL/MCM Oil & Gas Sector Division603

  Accumulation unit value:
    Beginning of period                                                    $14.17               N/A                 N/A
    End of period                                                          $16.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,592               N/A                 N/A

JNL/MCM Consumer Brands Sector Division559

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,013               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division626

  Accumulation unit value:
    Beginning of period                                                     $3.83               N/A                 N/A
    End of period                                                           $4.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     260,553              N/A                 N/A

JNL/Putnam Midcap Growth Division537

  Accumulation unit value:
    Beginning of period                                                     $6.30               N/A                 N/A
    End of period                                                           $7.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,302               N/A                 N/A

JNL/FMR Balanced Division449

  Accumulation unit value:
    Beginning of period                                                     $9.09              $8.82                N/A
    End of period                                                           $9.70              $9.09                N/A
  Accumulation units outstanding
  at the end of period                                                     25,631              3,592                N/A

JNL/T. Rowe Price Value Division455

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.46               N/A
    End of period                                                          $12.58              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     33,840               967                 N/A

JNL/MCM S&P 500 Index Division435

  Accumulation unit value:
    Beginning of period                                                     $9.49              $8.89                N/A
    End of period                                                          $10.19              $9.49                N/A
  Accumulation units outstanding
  at the end of period                                                     113,504             6,053                N/A

JNL/MCM S&P 400 MidCap Index Division435

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.31               N/A
    End of period                                                          $12.47              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                     73,820              3,231                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division435

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.46               N/A
    End of period                                                          $12.78              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                     62,366              2,564                N/A

JNL/MCM International Index Division435

  Accumulation unit value:
    Beginning of period                                                    $11.30              $10.41               N/A
    End of period                                                          $13.18              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                     142,110             2,565                N/A

JNL/MCM Bond Index Division479

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.69               N/A
    End of period                                                          $10.77              $10.65               N/A
  Accumulation units outstanding
  at the end of period                                                     72,574              1,060                N/A

JNL/Oppenheimer Global Growth Division524

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,849               N/A                 N/A

JNL/Oppenheimer Growth Division524

  Accumulation unit value:
    Beginning of period                                                     $7.92               N/A                 N/A
    End of period                                                           $7.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,004               N/A                 N/A

JNL/AIM Large Cap Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.08              $9.70                N/A
    End of period                                                          $10.82              $10.08               N/A
  Accumulation units outstanding
  at the end of period                                                     11,842               701                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division455

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.87               N/A
    End of period                                                          $11.53              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                     30,158                52                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division455

  Accumulation unit value:
    Beginning of period                                                    $14.34              $13.47               N/A
    End of period                                                          $16.06              $14.34               N/A
  Accumulation units outstanding
  at the end of period                                                      4,030                62                 N/A

JNL/MCM Nasdaq 15 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,586               N/A                 N/A

JNL/MCM Value Line 25 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,408               N/A                 N/A

JNL/MCM VIP Division679

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       832                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division686

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     216,547              N/A                 N/A

JNL/S&P Managed Moderate Growth Division445

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.56               N/A
    End of period                                                          $11.74              $10.98               N/A
  Accumulation units outstanding
  at the end of period                                                     92,410              31,803               N/A

JNL/S&P Managed Growth Division429

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.50               N/A
    End of period                                                          $12.02              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                     155,301             78,261               N/A

JNL/S&P Managed Aggressive Growth Division528

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     123,534              N/A                 N/A

JNL/S&P Very Aggressive Growth Division I470

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.00               N/A
    End of period                                                          $10.52              $10.36               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 240                 N/A

JNL/S&P Equity Growth Division I598

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I470

  Accumulation unit value:
    Beginning of period                                                     $9.90              $9.55                N/A
    End of period                                                          $10.04              $9.90                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 252                 N/A

JNL/S&P Core Index 50 Division606

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division498

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division693

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,816               N/A                 N/A

JNL/S&P Managed Moderate Division683

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     48,274               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.47% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 3%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division689

  Accumulation unit value:
    Beginning of period                                                    $14.27               N/A                 N/A
    End of period                                                          $15.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,048               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division689

  Accumulation unit value:
    Beginning of period                                                    $14.12               N/A                 N/A
    End of period                                                          $15.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,900               N/A                 N/A

JNL/Eagle SmallCap Equity Division483

  Accumulation unit value:
    Beginning of period                                                    $15.45              $15.35               N/A
    End of period                                                          $17.91              $15.45               N/A
  Accumulation units outstanding
  at the end of period                                                       154                168                 N/A

JNL/Select Balanced Division540

  Accumulation unit value:
    Beginning of period                                                    $19.49               N/A                 N/A
    End of period                                                          $20.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       313                N/A                 N/A

JNL/Putnam Equity Division625

  Accumulation unit value:
    Beginning of period                                                    $16.03               N/A                 N/A
    End of period                                                          $18.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PPM America High Yield Bond Division483

  Accumulation unit value:
    Beginning of period                                                    $14.13              $14.11               N/A
    End of period                                                          $14.50              $14.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 913                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division689

  Accumulation unit value:
    Beginning of period                                                    $16.51               N/A                 N/A
    End of period                                                          $16.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,083               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division560

  Accumulation unit value:
    Beginning of period                                                    $13.78               N/A                 N/A
    End of period                                                          $14.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,253               N/A                 N/A

JNL/T. Rowe Price Established Growth Division483

  Accumulation unit value:
    Beginning of period                                                    $21.70              $21.42               N/A
    End of period                                                          $23.26              $21.70               N/A
  Accumulation units outstanding
  at the end of period                                                      2,390               120                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division483

  Accumulation unit value:
    Beginning of period                                                    $26.22              $26.06               N/A
    End of period                                                          $30.20              $26.22               N/A
  Accumulation units outstanding
  at the end of period                                                       779                 99                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division625

  Accumulation unit value:
    Beginning of period                                                     $8.13               N/A                 N/A
    End of period                                                           $9.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PIMCO Total Return Bond Division483

  Accumulation unit value:
    Beginning of period                                                    $12.74              $12.77               N/A
    End of period                                                          $12.98              $12.74               N/A
  Accumulation units outstanding
  at the end of period                                                      4,181               605                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.85               N/A                 N/A
    End of period                                                          $12.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,019               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division502

  Accumulation unit value:
    Beginning of period                                                     $7.48               N/A                 N/A
    End of period                                                           $7.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,262               N/A                 N/A

JNL/MCM The DowSM 10 Division483

  Accumulation unit value:
    Beginning of period                                                     $9.05              $8.92                N/A
    End of period                                                           $9.08              $9.05                N/A
  Accumulation units outstanding
  at the end of period                                                      5,156              2,214                N/A

JNL/MCM The S&P(R) 10 Division483

  Accumulation unit value:
    Beginning of period                                                     $8.21              $8.17                N/A
    End of period                                                           $9.42              $8.21                N/A
  Accumulation units outstanding
  at the end of period                                                      4,914              2,064                N/A

JNL/MCM Global 15 Division483

  Accumulation unit value:
    Beginning of period                                                     $8.91              $8.78                N/A
    End of period                                                          $11.14              $8.91                N/A
  Accumulation units outstanding
  at the end of period                                                      4,950              2,400                N/A

JNL/MCM 25 Division483

  Accumulation unit value:
    Beginning of period                                                     $9.52              $9.53                N/A
    End of period                                                          $11.33              $9.52                N/A
  Accumulation units outstanding
  at the end of period                                                      4,406              1,821                N/A

JNL/MCM Select Small-Cap Division483

  Accumulation unit value:
    Beginning of period                                                    $15.86              $16.10               N/A
    End of period                                                          $17.42              $15.86               N/A
  Accumulation units outstanding
  at the end of period                                                      2,683               995                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division625

  Accumulation unit value:
    Beginning of period                                                     $4.78               N/A                 N/A
    End of period                                                           $5.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division625

  Accumulation unit value:
    Beginning of period                                                     $3.80               N/A                 N/A
    End of period                                                           $4.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division483

  Accumulation unit value:
    Beginning of period                                                     $6.23              $6.17                N/A
    End of period                                                           $7.21              $6.23                N/A
  Accumulation units outstanding
  at the end of period                                                       377                418                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division483

  Accumulation unit value:
    Beginning of period                                                    $11.19              $11.02               N/A
    End of period                                                          $12.58              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                      4,243               234                 N/A

JNL/MCM S&P 500 Index Division689

  Accumulation unit value:
    Beginning of period                                                     $9.23               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,952               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division703

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       693                N/A                 N/A

JNL/MCM Small Cap Index Division703

  Accumulation unit value:
    Beginning of period                                                    $12.11               N/A                 N/A
    End of period                                                          $12.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       888                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division483

  Accumulation unit value:
    Beginning of period                                                    $11.30              $11.07               N/A
    End of period                                                          $13.18              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                      1,829               233                 N/A

JNL/MCM Bond Index Division689

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $10.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,082               N/A                 N/A

JNL/Oppenheimer Global Growth Division689

  Accumulation unit value:
    Beginning of period                                                     $9.55               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       782                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division560

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,554               N/A                 N/A

JNL/AIM Small Cap Growth Division483

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.97               N/A
    End of period                                                          $11.53              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                       613                235                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division483

  Accumulation unit value:
    Beginning of period                                                    $14.34              $14.14               N/A
    End of period                                                          $16.05              $14.34               N/A
  Accumulation units outstanding
  at the end of period                                                      1,285               364                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division540

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $11.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     45,906               N/A                 N/A

JNL/S&P Managed Growth Division512

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $12.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,535               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.87               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       601                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I618

  Accumulation unit value:
    Beginning of period                                                     $9.64               N/A                 N/A
    End of period                                                           $9.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.495% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division734

  Accumulation unit value:
    Beginning of period                                                    $23.55               N/A                 N/A
    End of period                                                          $23.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       652                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division597

  Accumulation unit value:
    Beginning of period                                                    $19.07               N/A                 N/A
    End of period                                                          $20.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       78                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division710

  Accumulation unit value:
    Beginning of period                                                    $15.11               N/A                 N/A
    End of period                                                          $15.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       675                N/A                 N/A

JNL/Eagle Core Equity Division597

  Accumulation unit value:
    Beginning of period                                                    $14.89               N/A                 N/A
    End of period                                                          $15.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       100                N/A                 N/A

JNL/Eagle SmallCap Equity Division311

  Accumulation unit value:
    Beginning of period                                                    $15.43              $11.00               N/A
    End of period                                                          $17.87              $15.43               N/A
  Accumulation units outstanding
  at the end of period                                                      2,526              1,170                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division605

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $11.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division552

  Accumulation unit value:
    Beginning of period                                                    $16.14               N/A                 N/A
    End of period                                                          $16.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $22.33               N/A                 N/A
    End of period                                                          $23.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,854               N/A                 N/A

JNL/JPMorgan International Equity Division311

  Accumulation unit value:
    Beginning of period                                                    $10.69              $8.32                N/A
    End of period                                                          $12.13              $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,766                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $27.48               N/A                 N/A
    End of period                                                          $30.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,289               N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division311

  Accumulation unit value:
    Beginning of period                                                     $8.13              $5.85                N/A
    End of period                                                           $9.71              $8.13                N/A
  Accumulation units outstanding
  at the end of period                                                      8,486              2,363                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division620

  Accumulation unit value:
    Beginning of period                                                    $12.06               N/A                 N/A
    End of period                                                          $13.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,137               N/A                 N/A

JNL/Lazard Mid Cap Value Division311

  Accumulation unit value:
    Beginning of period                                                    $13.15              $10.29               N/A
    End of period                                                          $16.00              $13.15               N/A
  Accumulation units outstanding
  at the end of period                                                       667               1,413                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division610

  Accumulation unit value:
    Beginning of period                                                     $8.55               N/A                 N/A
    End of period                                                           $9.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,911               N/A                 N/A

JNL/MCM The S&P(R) 10 Division610

  Accumulation unit value:
    Beginning of period                                                     $8.18               N/A                 N/A
    End of period                                                           $9.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,897               N/A                 N/A

JNL/MCM Global 15 Division610

  Accumulation unit value:
    Beginning of period                                                     $9.31               N/A                 N/A
    End of period                                                          $11.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,175               N/A                 N/A

JNL/MCM 25 Division311

  Accumulation unit value:
    Beginning of period                                                     $9.51              $6.90                N/A
    End of period                                                          $11.31              $9.51                N/A
  Accumulation units outstanding
  at the end of period                                                      3,594              2,089                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division610

  Accumulation unit value:
    Beginning of period                                                    $15.48               N/A                 N/A
    End of period                                                          $17.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,714               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division552

  Accumulation unit value:
    Beginning of period                                                    $10.35               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,511               N/A                 N/A

JNL/MCM Financial Sector Division552

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $11.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,370               N/A                 N/A

JNL/MCM Oil & Gas Sector Division552

  Accumulation unit value:
    Beginning of period                                                    $13.30               N/A                 N/A
    End of period                                                          $16.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,792               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division311

  Accumulation unit value:
    Beginning of period                                                    $11.18              $8.58                N/A
    End of period                                                          $12.56              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                      3,578              1,704                N/A

JNL/MCM S&P 500 Index Division311

  Accumulation unit value:
    Beginning of period                                                     $9.48              $7.69                N/A
    End of period                                                          $10.18              $9.48                N/A
  Accumulation units outstanding
  at the end of period                                                      5,149              1,976                N/A

JNL/MCM S&P 400 MidCap Index Division311

  Accumulation unit value:
    Beginning of period                                                    $11.03              $8.21                N/A
    End of period                                                          $12.45              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                      4,099              1,704                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division610

  Accumulation unit value:
    Beginning of period                                                    $11.52               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,538               N/A                 N/A

JNL/MCM International Index Division627

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $13.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,490               N/A                 N/A

JNL/MCM Bond Index Division627

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A                 N/A
    End of period                                                          $10.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,801               N/A                 N/A

JNL/Oppenheimer Global Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,304               N/A                 N/A

JNL/Oppenheimer Growth Division311

  Accumulation unit value:
    Beginning of period                                                     $7.75              $6.92                N/A
    End of period                                                           $7.88              $7.75                N/A
  Accumulation units outstanding
  at the end of period                                                       121               2,277                N/A

JNL/AIM Large Cap Growth Division311

  Accumulation unit value:
    Beginning of period                                                    $10.07              $8.26                N/A
    End of period                                                          $10.80              $10.07               N/A
  Accumulation units outstanding
  at the end of period                                                       143               1,816                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division620

  Accumulation unit value:
    Beginning of period                                                    $14.50               N/A                 N/A
    End of period                                                          $16.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division487

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $11.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,577               N/A                 N/A

JNL/S&P Managed Growth Division668

  Accumulation unit value:
    Beginning of period                                                    $10.97               N/A                 N/A
    End of period                                                          $11.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,537               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.85               N/A                 N/A
    End of period                                                          $11.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,446               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I610

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I597

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division610

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.50% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
  AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT RELAUNCH
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division644

  Accumulation unit value:
    Beginning of period                                                    $20.43               N/A                 N/A
    End of period                                                          $23.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       138                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division541

  Accumulation unit value:
    Beginning of period                                                    $15.00               N/A                 N/A
    End of period                                                          $15.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       86                 N/A                 N/A

JNL/Eagle Core Equity Division461

  Accumulation unit value:
    Beginning of period                                                    $15.13              $14.38               N/A
    End of period                                                          $15.69              $15.13               N/A
  Accumulation units outstanding
  at the end of period                                                      3,120              2,695                N/A

JNL/Eagle SmallCap Equity Division541

  Accumulation unit value:
    Beginning of period                                                    $15.52               N/A                 N/A
    End of period                                                          $17.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       164                N/A                 N/A

JNL/Select Balanced Division583

  Accumulation unit value:
    Beginning of period                                                    $18.86               N/A                 N/A
    End of period                                                          $20.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       242                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division462

  Accumulation unit value:
    Beginning of period                                                    $14.10              $13.82               N/A
    End of period                                                          $14.46              $14.10               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,674                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division583

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $11.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,053               N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division462

  Accumulation unit value:
    Beginning of period                                                    $16.07              $15.88               N/A
    End of period                                                          $16.76              $16.07               N/A
  Accumulation units outstanding
  at the end of period                                                      2,726              1,455                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division466

  Accumulation unit value:
    Beginning of period                                                    $13.84              $13.74               N/A
    End of period                                                          $14.02              $13.84               N/A
  Accumulation units outstanding
  at the end of period                                                      1,982              1,462                N/A

JNL/T. Rowe Price Established Growth Division462

  Accumulation unit value:
    Beginning of period                                                    $21.64              $20.49               N/A
    End of period                                                          $23.19              $21.64               N/A
  Accumulation units outstanding
  at the end of period                                                      1,135               897                 N/A

JNL/JPMorgan International Equity Division462

  Accumulation unit value:
    Beginning of period                                                    $10.69              $9.87                N/A
    End of period                                                          $12.13              $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                      3,440              3,403                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division462

  Accumulation unit value:
    Beginning of period                                                    $26.16              $25.47               N/A
    End of period                                                          $30.11              $26.16               N/A
  Accumulation units outstanding
  at the end of period                                                       729                567                 N/A

JNL/Alliance Capital Growth Division461

  Accumulation unit value:
    Beginning of period                                                     $8.88              $8.61                N/A
    End of period                                                           $9.21              $8.88                N/A
  Accumulation units outstanding
  at the end of period                                                      2,580              2,323                N/A

JNL/JPMorgan International Value Division489

  Accumulation unit value:
    Beginning of period                                                     $8.36               N/A                 N/A
    End of period                                                           $9.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,654               N/A                 N/A

JNL/PIMCO Total Return Bond Division462

  Accumulation unit value:
    Beginning of period                                                    $12.72              $12.68               N/A
    End of period                                                          $12.96              $12.72               N/A
  Accumulation units outstanding
  at the end of period                                                      4,929              1,821                N/A

JNL/Lazard Small Cap Value Division417

  Accumulation unit value:
    Beginning of period                                                    $12.06              $10.91               N/A
    End of period                                                          $13.57              $12.06               N/A
  Accumulation units outstanding
  at the end of period                                                      3,479              1,998                N/A

JNL/Lazard Mid Cap Value Division462

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.72               N/A
    End of period                                                          $15.99              $13.15               N/A
  Accumulation units outstanding
  at the end of period                                                      3,814              1,144                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.83               N/A                 N/A
    End of period                                                          $12.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,201               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division461

  Accumulation unit value:
    Beginning of period                                                     $7.21              $6.81                N/A
    End of period                                                           $7.82              $7.21                N/A
  Accumulation units outstanding
  at the end of period                                                      2,131              2,203                N/A

JNL/MCM The DowSM 10 Division417

  Accumulation unit value:
    Beginning of period                                                     $9.04              $7.99                N/A
    End of period                                                           $9.07              $9.04                N/A
  Accumulation units outstanding
  at the end of period                                                     31,075              8,565                N/A

JNL/MCM The S&P(R) 10 Division455

  Accumulation unit value:
    Beginning of period                                                     $8.20              $7.61                N/A
    End of period                                                           $9.41              $8.20                N/A
  Accumulation units outstanding
  at the end of period                                                     26,212              8,890                N/A

JNL/MCM Global 15 Division417

  Accumulation unit value:
    Beginning of period                                                     $8.90              $8.49                N/A
    End of period                                                          $11.12              $8.90                N/A
  Accumulation units outstanding
  at the end of period                                                     21,014              8,263                N/A

JNL/MCM 25 Division455

  Accumulation unit value:
    Beginning of period                                                     $9.51              $8.57                N/A
    End of period                                                          $11.31              $9.51                N/A
  Accumulation units outstanding
  at the end of period                                                     19,149              7,760                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division417

  Accumulation unit value:
    Beginning of period                                                    $15.84              $14.25               N/A
    End of period                                                          $17.39              $15.84               N/A
  Accumulation units outstanding
  at the end of period                                                     10,521              4,506                N/A

JNL/MCM Technology Sector Division541

  Accumulation unit value:
    Beginning of period                                                     $5.08               N/A                 N/A
    End of period                                                           $5.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       593                N/A                 N/A

JNL/MCM Healthcare Sector Division541

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       247                N/A                 N/A

JNL/MCM Financial Sector Division541

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $11.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       124                N/A                 N/A

JNL/MCM Oil & Gas Sector Division600

  Accumulation unit value:
    Beginning of period                                                    $14.04               N/A                 N/A
    End of period                                                          $16.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       798                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division541

  Accumulation unit value:
    Beginning of period                                                     $9.05               N/A                 N/A
    End of period                                                           $9.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       147                N/A                 N/A

JNL/T. Rowe Price Value Division462

  Accumulation unit value:
    Beginning of period                                                    $11.17              $10.45               N/A
    End of period                                                          $12.56              $11.17               N/A
  Accumulation units outstanding
  at the end of period                                                      3,300              1,771                N/A

JNL/MCM S&P 500 Index Division545

  Accumulation unit value:
    Beginning of period                                                     $9.40               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,757               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division545

  Accumulation unit value:
    Beginning of period                                                    $11.23               N/A                 N/A
    End of period                                                          $12.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       791                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division545

  Accumulation unit value:
    Beginning of period                                                    $11.41               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,503               N/A                 N/A

JNL/MCM International Index Division541

  Accumulation unit value:
    Beginning of period                                                    $11.34               N/A                 N/A
    End of period                                                          $13.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       721                N/A                 N/A

JNL/MCM Bond Index Division581

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                          $10.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       189                N/A                 N/A

JNL/Oppenheimer Global Growth Division461

  Accumulation unit value:
    Beginning of period                                                     $9.47              $8.79                N/A
    End of period                                                          $10.89              $9.47                N/A
  Accumulation units outstanding
  at the end of period                                                      2,380              1,707                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division461

  Accumulation unit value:
    Beginning of period                                                    $10.07              $9.89                N/A
    End of period                                                          $10.80              $10.07               N/A
  Accumulation units outstanding
  at the end of period                                                      1,161              1,011                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division461

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.92               N/A
    End of period                                                          $11.52              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                      2,501              1,983                N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division599

  Accumulation unit value:
    Beginning of period                                                    $14.70               N/A                 N/A
    End of period                                                          $16.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division417

  Accumulation unit value:
    Beginning of period                                                    $10.95              $10.32               N/A
    End of period                                                          $11.71              $10.95               N/A
  Accumulation units outstanding
  at the end of period                                                     13,314              5,459                N/A

JNL/S&P Managed Growth Division448

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.58               N/A
    End of period                                                          $11.99              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                     20,790              10,161               N/A

JNL/S&P Managed Aggressive Growth Division475

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.37               N/A
    End of period                                                          $11.77              $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                     19,920              2,553                N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I417

  Accumulation unit value:
    Beginning of period                                                     $9.66              $8.80                N/A
    End of period                                                           $9.76              $9.66                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 363                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I585

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division583

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.505% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division686

  Accumulation unit value:
    Beginning of period                                                     $8.26               N/A                 N/A
    End of period                                                           $9.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,637               N/A                 N/A

JNL/MCM The S&P(R) 10 Division686

  Accumulation unit value:
    Beginning of period                                                     $8.37               N/A                 N/A
    End of period                                                           $9.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,615               N/A                 N/A

JNL/MCM Global 15 Division686

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $11.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,356               N/A                 N/A

JNL/MCM 25 Division686

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $11.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,324               N/A                 N/A

JNL/MCM Select Small-Cap Division686

  Accumulation unit value:
    Beginning of period                                                    $14.77               N/A                 N/A
    End of period                                                          $17.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       916                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A



ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.51% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND MAXIMUM ANNIVERSARY
  VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINATION 5% ROLL-UP AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 4% EARNINGSMAX AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division412

  Accumulation unit value:
    Beginning of period                                                    $21.55              $19.98               N/A
    End of period                                                          $23.47              $21.55               N/A
  Accumulation units outstanding
  at the end of period                                                       817                306                 N/A

JNL/FMR Capital Growth Division412

  Accumulation unit value:
    Beginning of period                                                    $16.40              $15.34               N/A
    End of period                                                          $18.88              $16.40               N/A
  Accumulation units outstanding
  at the end of period                                                       709                399                 N/A

JNL/Select Global Growth Division676

  Accumulation unit value:
    Beginning of period                                                    $19.03               N/A                 N/A
    End of period                                                          $20.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,145               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division406

  Accumulation unit value:
    Beginning of period                                                    $15.38              $14.31               N/A
    End of period                                                          $15.75              $15.38               N/A
  Accumulation units outstanding
  at the end of period                                                      6,325              10,011               N/A

JNL/Eagle Core Equity Division412

  Accumulation unit value:
    Beginning of period                                                    $15.12              $14.13               N/A
    End of period                                                          $15.68              $15.12               N/A
  Accumulation units outstanding
  at the end of period                                                      1,887               914                 N/A

JNL/Eagle SmallCap Equity Division284

  Accumulation unit value:
    Beginning of period                                                    $15.41              $9.79                N/A
    End of period                                                          $17.85              $15.41               N/A
  Accumulation units outstanding
  at the end of period                                                      7,016              2,632                N/A

JNL/Select Balanced Division409

  Accumulation unit value:
    Beginning of period                                                    $19.14              $17.78               N/A
    End of period                                                          $20.69              $19.14               N/A
  Accumulation units outstanding
  at the end of period                                                     22,356              13,947               N/A

JNL/Putnam Equity Division436

  Accumulation unit value:
    Beginning of period                                                    $16.46              $15.63               N/A
    End of period                                                          $18.15              $16.46               N/A
  Accumulation units outstanding
  at the end of period                                                       437                199                 N/A

JNL/PPM America High Yield Bond Division378

  Accumulation unit value:
    Beginning of period                                                    $14.08              $13.21               N/A
    End of period                                                          $14.44              $14.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,087                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division426

  Accumulation unit value:
    Beginning of period                                                    $11.19              $11.24               N/A
    End of period                                                          $10.99              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     42,990              9,607                N/A

JNL/Putnam Value Equity Division486

  Accumulation unit value:
    Beginning of period                                                    $16.64              $16.64               N/A
    End of period                                                          $17.82              $16.64               N/A
  Accumulation units outstanding
  at the end of period                                                       220                219                 N/A

JNL/Salomon Brothers Strategic Bond Division436

  Accumulation unit value:
    Beginning of period                                                    $16.06              $15.72               N/A
    End of period                                                          $16.74              $16.06               N/A
  Accumulation units outstanding
  at the end of period                                                     14,490               491                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division378

  Accumulation unit value:
    Beginning of period                                                    $13.83              $13.61               N/A
    End of period                                                          $14.00              $13.83               N/A
  Accumulation units outstanding
  at the end of period                                                      4,079              2,591                N/A

JNL/T. Rowe Price Established Growth Division412

  Accumulation unit value:
    Beginning of period                                                    $21.62              $20.11               N/A
    End of period                                                          $23.17              $21.62               N/A
  Accumulation units outstanding
  at the end of period                                                     10,234              3,440                N/A

JNL/JPMorgan International Equity Division284

  Accumulation unit value:
    Beginning of period                                                    $10.68              $7.50                N/A
    End of period                                                          $12.11              $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                     12,799              2,839                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division409

  Accumulation unit value:
    Beginning of period                                                    $26.13              $24.16               N/A
    End of period                                                          $30.08              $26.13               N/A
  Accumulation units outstanding
  at the end of period                                                     15,046              6,932                N/A

JNL/Alliance Capital Growth Division436

  Accumulation unit value:
    Beginning of period                                                     $8.88              $8.64                N/A
    End of period                                                           $9.20              $8.88                N/A
  Accumulation units outstanding
  at the end of period                                                      3,070              3,984                N/A

JNL/JPMorgan International Value Division284

  Accumulation unit value:
    Beginning of period                                                     $8.12              $5.19                N/A
    End of period                                                           $9.70              $8.12                N/A
  Accumulation units outstanding
  at the end of period                                                     31,206              5,721                N/A

JNL/PIMCO Total Return Bond Division378

  Accumulation unit value:
    Beginning of period                                                    $12.71              $12.45               N/A
    End of period                                                          $12.95              $12.71               N/A
  Accumulation units outstanding
  at the end of period                                                     20,065              9,375                N/A

JNL/Lazard Small Cap Value Division435

  Accumulation unit value:
    Beginning of period                                                    $12.06              $11.17               N/A
    End of period                                                          $13.56              $12.06               N/A
  Accumulation units outstanding
  at the end of period                                                     18,024              6,992                N/A

JNL/Lazard Mid Cap Value Division284

  Accumulation unit value:
    Beginning of period                                                    $13.14              $9.64                N/A
    End of period                                                          $15.98              $13.14               N/A
  Accumulation units outstanding
  at the end of period                                                     15,984              2,611                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $12.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     39,109               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division436

  Accumulation unit value:
    Beginning of period                                                     $7.21              $6.70                N/A
    End of period                                                           $7.82              $7.21                N/A
  Accumulation units outstanding
  at the end of period                                                      7,750               777                 N/A

JNL/MCM The DowSM 10 Division435

  Accumulation unit value:
    Beginning of period                                                     $9.03              $8.04                N/A
    End of period                                                           $9.06              $9.03                N/A
  Accumulation units outstanding
  at the end of period                                                     143,720             8,613                N/A

JNL/MCM The S&P(R) 10 Division441

  Accumulation unit value:
    Beginning of period                                                     $8.19              $7.65                N/A
    End of period                                                           $9.40              $8.19                N/A
  Accumulation units outstanding
  at the end of period                                                     93,247              1,723                N/A

JNL/MCM Global 15 Division470

  Accumulation unit value:
    Beginning of period                                                     $8.90              $8.57                N/A
    End of period                                                          $11.12              $8.90                N/A
  Accumulation units outstanding
  at the end of period                                                     73,824              1,943                N/A

JNL/MCM 25 Division284

  Accumulation unit value:
    Beginning of period                                                     $9.51              $6.45                N/A
    End of period                                                          $11.30              $9.51                N/A
  Accumulation units outstanding
  at the end of period                                                     102,230             7,028                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division416

  Accumulation unit value:
    Beginning of period                                                    $15.83              $14.47               N/A
    End of period                                                          $17.38              $15.83               N/A
  Accumulation units outstanding
  at the end of period                                                     42,933              6,592                N/A

JNL/MCM Technology Sector Division476

  Accumulation unit value:
    Beginning of period                                                     $5.48              $5.29                N/A
    End of period                                                           $5.40              $5.48                N/A
  Accumulation units outstanding
  at the end of period                                                       17                2,248                N/A

JNL/MCM Healthcare Sector Division476

  Accumulation unit value:
    Beginning of period                                                    $10.08              $9.79                N/A
    End of period                                                          $10.17              $10.08               N/A
  Accumulation units outstanding
  at the end of period                                                     15,108              1,213                N/A

JNL/MCM Financial Sector Division476

  Accumulation unit value:
    Beginning of period                                                    $10.34              $10.03               N/A
    End of period                                                          $11.44              $10.34               N/A
  Accumulation units outstanding
  at the end of period                                                     28,651              1,184                N/A

JNL/MCM Oil & Gas Sector Division496

  Accumulation unit value:
    Beginning of period                                                    $12.56               N/A                 N/A
    End of period                                                          $16.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,006               N/A                 N/A

JNL/MCM Consumer Brands Sector Division476

  Accumulation unit value:
    Beginning of period                                                     $9.57              $9.21                N/A
    End of period                                                          $10.27              $9.57                N/A
  Accumulation units outstanding
  at the end of period                                                      2,493              1,290                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division476

  Accumulation unit value:
    Beginning of period                                                     $3.74              $3.50                N/A
    End of period                                                           $4.30              $3.74                N/A
  Accumulation units outstanding
  at the end of period                                                       243               3,398                N/A

JNL/Putnam Midcap Growth Division435

  Accumulation unit value:
    Beginning of period                                                     $6.22              $6.06                N/A
    End of period                                                           $7.20              $6.22                N/A
  Accumulation units outstanding
  at the end of period                                                     13,925              3,207                N/A

JNL/FMR Balanced Division436

  Accumulation unit value:
    Beginning of period                                                     $9.07              $8.74                N/A
    End of period                                                           $9.68              $9.07                N/A
  Accumulation units outstanding
  at the end of period                                                      6,425              3,106                N/A

JNL/T. Rowe Price Value Division284

  Accumulation unit value:
    Beginning of period                                                    $11.17              $7.81                N/A
    End of period                                                          $12.55              $11.17               N/A
  Accumulation units outstanding
  at the end of period                                                     40,702              15,130               N/A

JNL/MCM S&P 500 Index Division284

  Accumulation unit value:
    Beginning of period                                                     $9.48              $6.97                N/A
    End of period                                                          $10.17              $9.48                N/A
  Accumulation units outstanding
  at the end of period                                                     74,026              9,401                N/A

JNL/MCM S&P 400 MidCap Index Division284

  Accumulation unit value:
    Beginning of period                                                    $11.02              $7.60                N/A
    End of period                                                          $12.45              $11.02               N/A
  Accumulation units outstanding
  at the end of period                                                     50,745              11,295               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division378

  Accumulation unit value:
    Beginning of period                                                    $11.14              $9.57                N/A
    End of period                                                          $12.76              $11.14               N/A
  Accumulation units outstanding
  at the end of period                                                     45,981              7,589                N/A

JNL/MCM International Index Division441

  Accumulation unit value:
    Beginning of period                                                    $11.29              $10.25               N/A
    End of period                                                          $13.16              $11.29               N/A
  Accumulation units outstanding
  at the end of period                                                     37,358              4,680                N/A

JNL/MCM Bond Index Division436

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.51               N/A
    End of period                                                          $10.76              $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                     11,895               878                 N/A

JNL/Oppenheimer Global Growth Division412

  Accumulation unit value:
    Beginning of period                                                     $9.46              $8.41                N/A
    End of period                                                          $10.88              $9.46                N/A
  Accumulation units outstanding
  at the end of period                                                     12,520              1,589                N/A

JNL/Oppenheimer Growth Division284

  Accumulation unit value:
    Beginning of period                                                     $7.75              $6.38                N/A
    End of period                                                           $7.88              $7.75                N/A
  Accumulation units outstanding
  at the end of period                                                     19,288              2,407                N/A

JNL/AIM Large Cap Growth Division284

  Accumulation unit value:
    Beginning of period                                                    $10.07              $7.54                N/A
    End of period                                                          $10.80              $10.07               N/A
  Accumulation units outstanding
  at the end of period                                                     18,842              7,708                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division436

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.61               N/A
    End of period                                                          $11.52              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                     15,554               749                 N/A

JNL/AIM Premier Equity II Division496

  Accumulation unit value:
    Beginning of period                                                     $9.33               N/A                 N/A
    End of period                                                           $8.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division412

  Accumulation unit value:
    Beginning of period                                                    $14.33              $12.86               N/A
    End of period                                                          $16.04              $14.33               N/A
  Accumulation units outstanding
  at the end of period                                                     15,855              4,605                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.53               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,145               N/A                 N/A

JNL/MCM VIP Division696

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,015               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division696

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     67,306               N/A                 N/A

JNL/S&P Managed Moderate Growth Division378

  Accumulation unit value:
    Beginning of period                                                    $10.95              $10.15               N/A
    End of period                                                          $11.70              $10.95               N/A
  Accumulation units outstanding
  at the end of period                                                     105,762             22,775               N/A

JNL/S&P Managed Growth Division412

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.38               N/A
    End of period                                                          $11.98              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                     172,698             22,995               N/A

JNL/S&P Managed Aggressive Growth Division402

  Accumulation unit value:
    Beginning of period                                                    $10.71              $9.95                N/A
    End of period                                                          $11.77              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                     70,463              5,524                N/A

JNL/S&P Very Aggressive Growth Division I492

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I510

  Accumulation unit value:
    Beginning of period                                                     $9.79               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I509

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division498

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division733

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,509               N/A                 N/A

JNL/S&P Managed Moderate Division695

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,636               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.52% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division689

  Accumulation unit value:
    Beginning of period                                                    $14.06               N/A                 N/A
    End of period                                                          $15.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       371                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division621

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $11.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,526               N/A                 N/A

JNL/S&P Managed Growth Division643

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $11.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,947               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division726

  Accumulation unit value:
    Beginning of period                                                    $11.64               N/A                 N/A
    End of period                                                          $11.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       133                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division678

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,056               N/A                 N/A

JNL/S&P Managed Moderate Division704

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,476               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.545% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL
  AND COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND PREMIUM CREDIT 2%


The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division426

  Accumulation unit value:
    Beginning of period                                                    $21.48              $20.08               N/A
    End of period                                                          $23.39              $21.48               N/A
  Accumulation units outstanding
  at the end of period                                                      1,877                65                 N/A

JNL/FMR Capital Growth Division426

  Accumulation unit value:
    Beginning of period                                                    $16.36              $15.39               N/A
    End of period                                                          $18.81              $16.36               N/A
  Accumulation units outstanding
  at the end of period                                                       168                169                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division515

  Accumulation unit value:
    Beginning of period                                                    $16.68               N/A                 N/A
    End of period                                                          $17.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       163                N/A                 N/A

JNL/Select Balanced Division426

  Accumulation unit value:
    Beginning of period                                                    $19.08              $17.98               N/A
    End of period                                                          $20.62              $19.08               N/A
  Accumulation units outstanding
  at the end of period                                                      1,912               144                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division512

  Accumulation unit value:
    Beginning of period                                                    $14.07               N/A                 N/A
    End of period                                                          $14.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division583

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                          $10.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,779               N/A                 N/A

JNL/Putnam Value Equity Division515

  Accumulation unit value:
    Beginning of period                                                    $17.16               N/A                 N/A
    End of period                                                          $17.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       158                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division512

  Accumulation unit value:
    Beginning of period                                                    $16.12               N/A                 N/A
    End of period                                                          $16.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,829               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division512

  Accumulation unit value:
    Beginning of period                                                    $13.93               N/A                 N/A
    End of period                                                          $13.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       371                N/A                 N/A

JNL/T. Rowe Price Established Growth Division426

  Accumulation unit value:
    Beginning of period                                                    $21.56              $20.16               N/A
    End of period                                                          $23.09              $21.56               N/A
  Accumulation units outstanding
  at the end of period                                                       299                129                 N/A

JNL/JPMorgan International Equity Division583

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $12.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,380               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division512

  Accumulation unit value:
    Beginning of period                                                    $26.86               N/A                 N/A
    End of period                                                          $29.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,117               N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division680

  Accumulation unit value:
    Beginning of period                                                     $8.76               N/A                 N/A
    End of period                                                           $9.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,608               N/A                 N/A

JNL/PIMCO Total Return Bond Division512

  Accumulation unit value:
    Beginning of period                                                    $12.79               N/A                 N/A
    End of period                                                          $12.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,064               N/A                 N/A

JNL/Lazard Small Cap Value Division426

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.03               N/A
    End of period                                                          $13.53              $12.03               N/A
  Accumulation units outstanding
  at the end of period                                                      2,566               118                 N/A

JNL/Lazard Mid Cap Value Division426

  Accumulation unit value:
    Beginning of period                                                    $13.11              $12.27               N/A
    End of period                                                          $15.95              $13.11               N/A
  Accumulation units outstanding
  at the end of period                                                      3,910               212                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.79               N/A                 N/A
    End of period                                                          $12.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       383                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division456

  Accumulation unit value:
    Beginning of period                                                     $9.02              $8.07                N/A
    End of period                                                           $9.04              $9.02                N/A
  Accumulation units outstanding
  at the end of period                                                      6,054              1,458                N/A

JNL/MCM The S&P(R) 10 Division456

  Accumulation unit value:
    Beginning of period                                                     $8.18              $7.54                N/A
    End of period                                                           $9.38              $8.18                N/A
  Accumulation units outstanding
  at the end of period                                                      5,596              1,608                N/A

JNL/MCM Global 15 Division456

  Accumulation unit value:
    Beginning of period                                                     $8.88              $8.36                N/A
    End of period                                                          $11.10              $8.88                N/A
  Accumulation units outstanding
  at the end of period                                                      6,373              1,480                N/A

JNL/MCM 25 Division456

  Accumulation unit value:
    Beginning of period                                                     $9.49              $8.48                N/A
    End of period                                                          $11.28              $9.49                N/A
  Accumulation units outstanding
  at the end of period                                                      3,177              1,380                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division456

  Accumulation unit value:
    Beginning of period                                                    $15.81              $15.34               N/A
    End of period                                                          $17.35              $15.81               N/A
  Accumulation units outstanding
  at the end of period                                                      2,132               819                 N/A

JNL/MCM Technology Sector Division515

  Accumulation unit value:
    Beginning of period                                                     $5.64               N/A                 N/A
    End of period                                                           $5.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       481                N/A                 N/A

JNL/MCM Healthcare Sector Division680

  Accumulation unit value:
    Beginning of period                                                     $9.47               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       558                N/A                 N/A

JNL/MCM Financial Sector Division664

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,164               N/A                 N/A

JNL/MCM Oil & Gas Sector Division680

  Accumulation unit value:
    Beginning of period                                                    $16.07               N/A                 N/A
    End of period                                                          $16.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,861               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division426

  Accumulation unit value:
    Beginning of period                                                     $9.06              $8.69                N/A
    End of period                                                           $9.66              $9.06                N/A
  Accumulation units outstanding
  at the end of period                                                       745                746                 N/A

JNL/T. Rowe Price Value Division426

  Accumulation unit value:
    Beginning of period                                                    $11.16              $10.16               N/A
    End of period                                                          $12.53              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                      4,297               255                 N/A

JNL/MCM S&P 500 Index Division475

  Accumulation unit value:
    Beginning of period                                                     $9.47              $9.11                N/A
    End of period                                                          $10.16              $9.47                N/A
  Accumulation units outstanding
  at the end of period                                                     13,596              1,389                N/A

JNL/MCM S&P 400 MidCap Index Division475

  Accumulation unit value:
    Beginning of period                                                    $11.02              $10.69               N/A
    End of period                                                          $12.44              $11.02               N/A
  Accumulation units outstanding
  at the end of period                                                      8,324              1,183                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division475

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.71               N/A
    End of period                                                          $12.74              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                      9,105              1,168                N/A

JNL/MCM International Index Division475

  Accumulation unit value:
    Beginning of period                                                    $11.29              $10.79               N/A
    End of period                                                          $13.15              $11.29               N/A
  Accumulation units outstanding
  at the end of period                                                      6,958              1,172                N/A

JNL/MCM Bond Index Division475

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.61               N/A
    End of period                                                          $10.74              $10.63               N/A
  Accumulation units outstanding
  at the end of period                                                      9,240              1,214                N/A

JNL/Oppenheimer Global Growth Division512

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,100               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division426

  Accumulation unit value:
    Beginning of period                                                    $10.06              $9.57                N/A
    End of period                                                          $10.79              $10.06               N/A
  Accumulation units outstanding
  at the end of period                                                       534                271                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division426

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.56               N/A
    End of period                                                          $11.50              $11.04               N/A
  Accumulation units outstanding
  at the end of period                                                      2,988               123                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division680

  Accumulation unit value:
    Beginning of period                                                    $14.89               N/A                 N/A
    End of period                                                          $16.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,537               N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division736

  Accumulation unit value:
    Beginning of period                                                    $11.44               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,985               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division531

  Accumulation unit value:
    Beginning of period                                                    $11.16               N/A                 N/A
    End of period                                                          $11.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,889               N/A                 N/A

JNL/S&P Managed Growth Division515

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $11.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     37,152               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division665

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $11.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,708               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division664

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A



ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.55% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINED DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $21.47              $16.71               N/A
    End of period                                                          $23.38              $21.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/FMR Capital Growth Division222

  Accumulation unit value:
    Beginning of period                                                    $16.35              $12.36             $12.55
    End of period                                                          $18.81              $16.35             $12.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division679

  Accumulation unit value:
    Beginning of period                                                    $18.74               N/A                 N/A
    End of period                                                          $20.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       58                 N/A                 N/A

JNL/Alger Growth Division206

  Accumulation unit value:
    Beginning of period                                                    $15.33              $11.63             $11.69
    End of period                                                          $15.70              $15.33             $11.63
  Accumulation units outstanding
  at the end of period                                                       76                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division101

  Accumulation unit value:
    Beginning of period                                                    $15.09              $12.43             $15.62
    End of period                                                          $15.64              $15.09             $12.43
  Accumulation units outstanding
  at the end of period                                                       153                 -                   -

JNL/Eagle SmallCap Equity Division175

  Accumulation unit value:
    Beginning of period                                                    $15.36              $11.26             $11.62
    End of period                                                          $17.79              $15.36             $11.26
  Accumulation units outstanding
  at the end of period                                                       42                  -                   -

JNL/Select Balanced Division101

  Accumulation unit value:
    Beginning of period                                                    $19.08              $16.10             $17.36
    End of period                                                          $20.63              $19.08             $16.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division358

  Accumulation unit value:
    Beginning of period                                                    $16.40              $14.46               N/A
    End of period                                                          $18.08              $16.40               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PPM America High Yield Bond Division101

  Accumulation unit value:
    Beginning of period                                                    $14.04              $12.14             $12.32
    End of period                                                          $14.40              $14.04             $12.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division101

  Accumulation unit value:
    Beginning of period                                                    $11.15              $11.38             $11.50
    End of period                                                          $10.95              $11.15             $11.38
  Accumulation units outstanding
  at the end of period                                                      4,562                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division149

  Accumulation unit value:
    Beginning of period                                                    $16.59              $13.66             $14.75
    End of period                                                          $17.75              $16.59             $13.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers Strategic Bond Division101

  Accumulation unit value:
    Beginning of period                                                    $16.00              $14.45             $14.07
    End of period                                                          $16.67              $16.00             $14.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers U.S. Government & Quality Bond Division101

  Accumulation unit value:
    Beginning of period                                                    $13.77              $13.96             $12.99
    End of period                                                          $13.94              $13.77             $13.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Established Growth Division101

  Accumulation unit value:
    Beginning of period                                                    $21.56              $16.94             $21.30
    End of period                                                          $23.09              $21.56             $16.94
  Accumulation units outstanding
  at the end of period                                                       156                 -                   -

JNL/JPMorgan International Equity Division206

  Accumulation unit value:
    Beginning of period                                                    $10.64              $8.49               $8.08
    End of period                                                          $12.07              $10.64              $8.49
  Accumulation units outstanding
  at the end of period                                                      1,731                -                   -

JNL/T. Rowe Price Mid-Cap Growth Division175

  Accumulation unit value:
    Beginning of period                                                    $26.04              $19.28             $20.51
    End of period                                                          $29.96              $26.04             $19.28
  Accumulation units outstanding
  at the end of period                                                       57                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division175

  Accumulation unit value:
    Beginning of period                                                     $8.86              $7.31               $8.22
    End of period                                                           $9.18              $8.86               $7.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division398

  Accumulation unit value:
    Beginning of period                                                     $8.10              $6.76                N/A
    End of period                                                           $9.67              $8.10                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PIMCO Total Return Bond Division101

  Accumulation unit value:
    Beginning of period                                                    $12.68              $12.42             $11.95
    End of period                                                          $12.91              $12.68             $12.42
  Accumulation units outstanding
  at the end of period                                                      1,164                -                   -

JNL/Lazard Small Cap Value Division149

  Accumulation unit value:
    Beginning of period                                                    $12.03              $8.89               $9.89
    End of period                                                          $13.53              $12.03              $8.89
  Accumulation units outstanding
  at the end of period                                                       90                  -                   -

JNL/Lazard Mid Cap Value Division149

  Accumulation unit value:
    Beginning of period                                                    $13.11              $10.43             $11.27
    End of period                                                          $15.94              $13.11             $10.43
  Accumulation units outstanding
  at the end of period                                                       445                 -                   -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.79               N/A                 N/A
    End of period                                                          $12.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division179

  Accumulation unit value:
    Beginning of period                                                     $7.19              $5.72               $5.75
    End of period                                                           $7.80              $7.19               $5.72
  Accumulation units outstanding
  at the end of period                                                      2,059                -                   -

JNL/MCM The DowSM 10 Division148

  Accumulation unit value:
    Beginning of period                                                     $9.02              $7.36               $8.07
    End of period                                                           $9.04              $9.02               $7.36
  Accumulation units outstanding
  at the end of period                                                       640                 -                   -

JNL/MCM The S&P(R) 10 Division148

  Accumulation unit value:
    Beginning of period                                                     $8.18              $7.05               $8.97
    End of period                                                           $9.38              $8.18               $7.05
  Accumulation units outstanding
  at the end of period                                                       681                 -                   -

JNL/MCM Global 15 Division148

  Accumulation unit value:
    Beginning of period                                                     $8.88              $6.84               $8.07
    End of period                                                          $11.09              $8.88               $6.84
  Accumulation units outstanding
  at the end of period                                                       561                 -                   -

JNL/MCM 25 Division148

  Accumulation unit value:
    Beginning of period                                                     $9.49              $7.33               $8.57
    End of period                                                          $11.28              $9.49               $7.33
  Accumulation units outstanding
  at the end of period                                                       541                 -                   -

JNL/MCM Select Small-Cap Division148

  Accumulation unit value:
    Beginning of period                                                    $15.80              $10.95             12.27.
    End of period                                                          $17.34              $15.80             $10.95
  Accumulation units outstanding
  at the end of period                                                       375                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division679

  Accumulation unit value:
    Beginning of period                                                     $4.84               N/A                 N/A
    End of period                                                           $5.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       45                 N/A                 N/A

JNL/MCM Healthcare Sector Division679

  Accumulation unit value:
    Beginning of period                                                     $9.43               N/A                 N/A
    End of period                                                          $10.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       13                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division527

  Accumulation unit value:
    Beginning of period                                                    $13.58               N/A                 N/A
    End of period                                                          $16.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       27                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division679

  Accumulation unit value:
    Beginning of period                                                     $4.08               N/A                 N/A
    End of period                                                           $4.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       54                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division175

  Accumulation unit value:
    Beginning of period                                                     $6.21              $4.77               $5.21
    End of period                                                           $7.18              $6.21               $4.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division101

  Accumulation unit value:
    Beginning of period                                                     $9.06              $8.18               $8.95
    End of period                                                           $9.67              $9.06               $8.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Value Division101

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.82              $11.06
    End of period                                                          $12.53              $11.16              $8.82
  Accumulation units outstanding
  at the end of period                                                       284                 -                   -

JNL/MCM S&P 500 Index Division139

  Accumulation unit value:
    Beginning of period                                                     $9.47              $7.60               $8.63
    End of period                                                          $10.16              $9.47               $7.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 400 MidCap Index Division139

  Accumulation unit value:
    Beginning of period                                                    $11.02              $8.40               $9.63
    End of period                                                          $12.43              $11.02              $8.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division139

  Accumulation unit value:
    Beginning of period                                                    $11.13              $7.83               $9.45
    End of period                                                          $12.74              $11.13              $7.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division169

  Accumulation unit value:
    Beginning of period                                                    $11.29              $8.43               $8.91
    End of period                                                          $13.15              $11.29              $8.43
  Accumulation units outstanding
  at the end of period                                                       93                  -                   -

JNL/MCM Bond Index Division169

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.59             $10.38
    End of period                                                          $10.74              $10.63             $10.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division149

  Accumulation unit value:
    Beginning of period                                                    $10.63              $6.90               $7.98
    End of period                                                          $10.87              $10.63              $6.90
  Accumulation units outstanding
  at the end of period                                                       114                 -                   -

JNL/Oppenheimer Growth Division202

  Accumulation unit value:
    Beginning of period                                                     $7.74              $6.74               $6.84
    End of period                                                           $7.87              $7.74               $6.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division203

  Accumulation unit value:
    Beginning of period                                                    $10.06              $7.94               $7.78
    End of period                                                          $10.78              $10.06              $7.94
  Accumulation units outstanding
  at the end of period                                                       132                 -                   -

JNL/AIM Small Cap Growth Division175

  Accumulation unit value:
    Beginning of period                                                    $11.04              $8.18               $8.56
    End of period                                                          $11.50              $11.04              $8.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division222

  Accumulation unit value:
    Beginning of period                                                     $9.20              $7.70               $7.95
    End of period                                                           $8.97              $9.20               $7.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division339

  Accumulation unit value:
    Beginning of period                                                    $14.32              $12.22               N/A
    End of period                                                          $16.02              $14.32               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 15 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       133                N/A                 N/A

JNL/MCM Value Line 25 Division708

  Accumulation unit value:
    Beginning of period                                                    $10.79               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM VIP Division725

  Accumulation unit value:
    Beginning of period                                                    $10.89               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM JNL 5 Division705

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,157               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division188

  Accumulation unit value:
    Beginning of period                                                    $10.92              $9.52               $9.43
    End of period                                                          $11.67              $10.92              $9.52
  Accumulation units outstanding
  at the end of period                                                       803                 -                   -

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division331

  Accumulation unit value:
    Beginning of period                                                    $10.69              $8.99                N/A
    End of period                                                          $11.73              $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Very Aggressive Growth Division I310

  Accumulation unit value:
    Beginning of period                                                    $10.31              $7.98                N/A
    End of period                                                          $10.46              $10.31               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Growth Division I279

  Accumulation unit value:
    Beginning of period                                                     $9.63              $7.19                N/A
    End of period                                                           $9.73              $9.63                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Aggressive Growth Division I179

  Accumulation unit value:
    Beginning of period                                                     $9.85              $7.77               $7.81
    End of period                                                           $9.98              $9.85               $7.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Moderate Growth Division117

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.27              $10.75
    End of period                                                            N/A               $11.00              $9.27
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division188

  Accumulation unit value:
    Beginning of period                                                    $10.06              $8.45               $8.40
    End of period                                                          $10.16              $10.06              $8.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division559

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division694

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,647               N/A                 N/A



ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.56% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 4%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 4%
EARNINGSMAX AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINATION 5% ROLL-UP AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division608

  Accumulation unit value:
    Beginning of period                                                    $22.77               N/A                 N/A
    End of period                                                          $23.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       918                N/A                 N/A

JNL/FMR Capital Growth Division555

  Accumulation unit value:
    Beginning of period                                                    $17.49               N/A                 N/A
    End of period                                                          $18.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,637               N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division506

  Accumulation unit value:
    Beginning of period                                                    $15.73               N/A                 N/A
    End of period                                                          $15.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,201               N/A                 N/A

JNL/Eagle Core Equity Division474

  Accumulation unit value:
    Beginning of period                                                    $15.06              $14.62               N/A
    End of period                                                          $15.61              $15.06               N/A
  Accumulation units outstanding
  at the end of period                                                      7,999              3,351                N/A

JNL/Eagle SmallCap Equity Division469

  Accumulation unit value:
    Beginning of period                                                    $15.35              $15.03               N/A
    End of period                                                          $17.78              $15.35               N/A
  Accumulation units outstanding
  at the end of period                                                      2,928               778                 N/A

JNL/Select Balanced Division421

  Accumulation unit value:
    Beginning of period                                                    $19.05              $17.59               N/A
    End of period                                                          $20.59              $19.05               N/A
  Accumulation units outstanding
  at the end of period                                                     28,242              16,947               N/A

JNL/Putnam Equity Division474

  Accumulation unit value:
    Beginning of period                                                    $16.39              $15.84               N/A
    End of period                                                          $18.06              $16.39               N/A
  Accumulation units outstanding
  at the end of period                                                       593                237                 N/A

JNL/PPM America High Yield Bond Division461

  Accumulation unit value:
    Beginning of period                                                    $14.02              $13.73               N/A
    End of period                                                          $14.38              $14.02               N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,779                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division505

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $10.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,295               N/A                 N/A

JNL/Putnam Value Equity Division421

  Accumulation unit value:
    Beginning of period                                                    $16.57              $14.92               N/A
    End of period                                                          $17.73              $16.57               N/A
  Accumulation units outstanding
  at the end of period                                                     10,114               512                 N/A

JNL/Salomon Brothers Strategic Bond Division423

  Accumulation unit value:
    Beginning of period                                                    $15.99              $15.69               N/A
    End of period                                                          $16.66              $15.99               N/A
  Accumulation units outstanding
  at the end of period                                                     14,536              3,296                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division505

  Accumulation unit value:
    Beginning of period                                                    $13.81               N/A                 N/A
    End of period                                                          $13.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,908               N/A                 N/A

JNL/T. Rowe Price Established Growth Division421

  Accumulation unit value:
    Beginning of period                                                    $21.53              $19.40               N/A
    End of period                                                          $23.06              $21.53               N/A
  Accumulation units outstanding
  at the end of period                                                     15,471              3,853                N/A

JNL/JPMorgan International Equity Division555

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                          $12.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,732               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division469

  Accumulation unit value:
    Beginning of period                                                    $26.02              $25.37               N/A
    End of period                                                          $29.94              $26.02               N/A
  Accumulation units outstanding
  at the end of period                                                     20,377              4,437                N/A

JNL/Alliance Capital Growth Division473

  Accumulation unit value:
    Beginning of period                                                     $8.85              $8.59                N/A
    End of period                                                           $9.17              $8.85                N/A
  Accumulation units outstanding
  at the end of period                                                      3,452              1,701                N/A

JNL/JPMorgan International Value Division532

  Accumulation unit value:
    Beginning of period                                                     $8.56               N/A                 N/A
    End of period                                                           $9.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,267               N/A                 N/A

JNL/PIMCO Total Return Bond Division451

  Accumulation unit value:
    Beginning of period                                                    $12.67              $12.50               N/A
    End of period                                                          $12.90              $12.67               N/A
  Accumulation units outstanding
  at the end of period                                                     15,474              1,944                N/A

JNL/Lazard Small Cap Value Division474

  Accumulation unit value:
    Beginning of period                                                    $12.02              $11.82               N/A
    End of period                                                          $13.52              $12.02               N/A
  Accumulation units outstanding
  at the end of period                                                     26,528              9,214                N/A

JNL/Lazard Mid Cap Value Division473

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.80               N/A
    End of period                                                          $15.93              $13.10               N/A
  Accumulation units outstanding
  at the end of period                                                      5,334              1,366                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.78               N/A                 N/A
    End of period                                                          $12.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,217               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division469

  Accumulation unit value:
    Beginning of period                                                     $7.19              $6.94                N/A
    End of period                                                           $7.80              $7.19                N/A
  Accumulation units outstanding
  at the end of period                                                      5,426              2,209                N/A

JNL/MCM The DowSM 10 Division415

  Accumulation unit value:
    Beginning of period                                                     $9.01              $8.13                N/A
    End of period                                                           $9.04              $9.01                N/A
  Accumulation units outstanding
  at the end of period                                                     115,676             14,858               N/A

JNL/MCM The S&P(R) 10 Division415

  Accumulation unit value:
    Beginning of period                                                     $8.17              $7.44                N/A
    End of period                                                           $9.38              $8.17                N/A
  Accumulation units outstanding
  at the end of period                                                     102,043             14,649               N/A

JNL/MCM Global 15 Division415

  Accumulation unit value:
    Beginning of period                                                     $8.88              $8.38                N/A
    End of period                                                          $11.09              $8.88                N/A
  Accumulation units outstanding
  at the end of period                                                     98,868              13,855               N/A

JNL/MCM 25 Division415

  Accumulation unit value:
    Beginning of period                                                     $9.48              $8.17                N/A
    End of period                                                          $11.27              $9.48                N/A
  Accumulation units outstanding
  at the end of period                                                     156,201             15,452               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division415

  Accumulation unit value:
    Beginning of period                                                    $15.80              $14.34               N/A
    End of period                                                          $17.33              $15.80               N/A
  Accumulation units outstanding
  at the end of period                                                     64,739              7,220                N/A

JNL/MCM Technology Sector Division554

  Accumulation unit value:
    Beginning of period                                                     $5.45               N/A                 N/A
    End of period                                                           $5.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       140                N/A                 N/A

JNL/MCM Healthcare Sector Division511

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $10.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,911               N/A                 N/A

JNL/MCM Financial Sector Division529

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,912               N/A                 N/A

JNL/MCM Oil & Gas Sector Division562

  Accumulation unit value:
    Beginning of period                                                    $13.55               N/A                 N/A
    End of period                                                          $16.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       482                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division554

  Accumulation unit value:
    Beginning of period                                                     $3.94               N/A                 N/A
    End of period                                                           $4.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Midcap Growth Division474

  Accumulation unit value:
    Beginning of period                                                     $6.21              $6.09                N/A
    End of period                                                           $7.18              $6.21                N/A
  Accumulation units outstanding
  at the end of period                                                      4,197              1,065                N/A

JNL/FMR Balanced Division421

  Accumulation unit value:
    Beginning of period                                                     $9.05              $8.54                N/A
    End of period                                                           $9.66              $9.05                N/A
  Accumulation units outstanding
  at the end of period                                                      9,817              2,962                N/A

JNL/T. Rowe Price Value Division421

  Accumulation unit value:
    Beginning of period                                                    $11.15              $9.80                N/A
    End of period                                                          $12.52              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                     23,087              8,535                N/A

JNL/MCM S&P 500 Index Division421

  Accumulation unit value:
    Beginning of period                                                     $9.47              $8.51                N/A
    End of period                                                          $10.16              $9.47                N/A
  Accumulation units outstanding
  at the end of period                                                     89,046              4,590                N/A

JNL/MCM S&P 400 MidCap Index Division423

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.07               N/A
    End of period                                                          $12.43              $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                     110,186             4,636                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division423

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.11               N/A
    End of period                                                          $12.74              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                     58,401              2,844                N/A

JNL/MCM International Index Division423

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.01               N/A
    End of period                                                          $13.14              $11.28               N/A
  Accumulation units outstanding
  at the end of period                                                     52,018              2,059                N/A

JNL/MCM Bond Index Division451

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.48               N/A
    End of period                                                          $10.74              $10.63               N/A
  Accumulation units outstanding
  at the end of period                                                     44,509               998                 N/A

JNL/Oppenheimer Global Growth Division469

  Accumulation unit value:
    Beginning of period                                                     $9.45              $9.13                N/A
    End of period                                                          $10.86              $9.45                N/A
  Accumulation units outstanding
  at the end of period                                                     13,133              7,276                N/A

JNL/Oppenheimer Growth Division496

  Accumulation unit value:
    Beginning of period                                                     $7.94               N/A                 N/A
    End of period                                                           $7.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,669               N/A                 N/A

JNL/AIM Large Cap Growth Division474

  Accumulation unit value:
    Beginning of period                                                    $10.06              $9.76                N/A
    End of period                                                          $10.78              $10.06               N/A
  Accumulation units outstanding
  at the end of period                                                      6,101               385                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division496

  Accumulation unit value:
    Beginning of period                                                    $11.56               N/A                 N/A
    End of period                                                          $11.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,365               N/A                 N/A

JNL/AIM Premier Equity II Division474

  Accumulation unit value:
    Beginning of period                                                     $9.20              $8.94                N/A
    End of period                                                           $8.97              $9.20                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 306                 N/A

JNL/Select Value Division421

  Accumulation unit value:
    Beginning of period                                                    $14.32              $12.53               N/A
    End of period                                                          $16.02              $14.32               N/A
  Accumulation units outstanding
  at the end of period                                                      9,628              2,185                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division731

  Accumulation unit value:
    Beginning of period                                                    $11.40               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,300               N/A                 N/A

JNL/MCM VIP Division724

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       96                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division712

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,486               N/A                 N/A

JNL/S&P Managed Moderate Growth Division421

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.23               N/A
    End of period                                                          $11.66              $10.92               N/A
  Accumulation units outstanding
  at the end of period                                                     57,041              18,181               N/A

JNL/S&P Managed Growth Division410

  Accumulation unit value:
    Beginning of period                                                    $11.00              $10.26               N/A
    End of period                                                          $11.94              $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                     114,811             52,155               N/A

JNL/S&P Managed Aggressive Growth Division404

  Accumulation unit value:
    Beginning of period                                                    $10.68              $9.93                N/A
    End of period                                                          $11.73              $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                     96,395              10,470               N/A

JNL/S&P Very Aggressive Growth Division I531

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $10.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I461

  Accumulation unit value:
    Beginning of period                                                     $9.62              $9.13                N/A
    End of period                                                           $9.72              $9.62                N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,332                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I505

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                           $9.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division540

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division421

  Accumulation unit value:
    Beginning of period                                                    $10.05              $9.25                N/A
    End of period                                                          $10.16              $10.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,698                N/A

JNL/S&P Core Index 75 Division474

  Accumulation unit value:
    Beginning of period                                                     $9.92              $9.78                N/A
    End of period                                                          $10.05              $9.92                N/A
  Accumulation units outstanding
  at the end of period                                                        -                4,161                N/A

JNL/S&P Managed Conservative Division683

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,744               N/A                 N/A

JNL/S&P Managed Moderate Division683

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     42,882               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.57% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division677

  Accumulation unit value:
    Beginning of period                                                     $9.60               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,033               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division677

  Accumulation unit value:
    Beginning of period                                                    $11.41               N/A                 N/A
    End of period                                                          $12.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,237               N/A                 N/A

JNL/MCM Small Cap Index Division677

  Accumulation unit value:
    Beginning of period                                                    $11.64               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,151               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division677

  Accumulation unit value:
    Beginning of period                                                    $11.72               N/A                 N/A
    End of period                                                          $13.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,125               N/A                 N/A

JNL/MCM Bond Index Division677

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $10.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,526               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division670

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $11.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Growth Division560

  Accumulation unit value:
    Beginning of period                                                    $11.21               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,313               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,906               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I498

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                           $9.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.595% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
  AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division682

  Accumulation unit value:
    Beginning of period                                                    $14.17               N/A                 N/A
    End of period                                                          $15.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,792               N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division682

  Accumulation unit value:
    Beginning of period                                                    $19.43               N/A                 N/A
    End of period                                                          $20.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       943                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division568

  Accumulation unit value:
    Beginning of period                                                    $15.75               N/A                 N/A
    End of period                                                          $16.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,281               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division697

  Accumulation unit value:
    Beginning of period                                                    $13.87               N/A                 N/A
    End of period                                                          $13.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,382               N/A                 N/A

JNL/T. Rowe Price Established Growth Division682

  Accumulation unit value:
    Beginning of period                                                    $20.82               N/A                 N/A
    End of period                                                          $22.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       534                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division435

  Accumulation unit value:
    Beginning of period                                                    $25.95              $24.31               N/A
    End of period                                                          $29.84              $25.95               N/A
  Accumulation units outstanding
  at the end of period                                                       328                 40                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division435

  Accumulation unit value:
    Beginning of period                                                     $8.08              $7.39                N/A
    End of period                                                           $9.65              $8.08                N/A
  Accumulation units outstanding
  at the end of period                                                       628                139                 N/A

JNL/PIMCO Total Return Bond Division663

  Accumulation unit value:
    Beginning of period                                                    $12.84               N/A                 N/A
    End of period                                                          $12.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,571               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division498

  Accumulation unit value:
    Beginning of period                                                    $13.44               N/A                 N/A
    End of period                                                          $15.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division682

  Accumulation unit value:
    Beginning of period                                                    $11.83               N/A                 N/A
    End of period                                                          $12.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,908               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division682

  Accumulation unit value:
    Beginning of period                                                     $7.15               N/A                 N/A
    End of period                                                           $7.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,738               N/A                 N/A

JNL/MCM The DowSM 10 Division568

  Accumulation unit value:
    Beginning of period                                                     $8.69               N/A                 N/A
    End of period                                                           $9.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,330               N/A                 N/A

JNL/MCM The S&P(R) 10 Division724

  Accumulation unit value:
    Beginning of period                                                     $9.10               N/A                 N/A
    End of period                                                           $9.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,309               N/A                 N/A

JNL/MCM Global 15 Division724

  Accumulation unit value:
    Beginning of period                                                    $10.95               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,611               N/A                 N/A

JNL/MCM 25 Division498

  Accumulation unit value:
    Beginning of period                                                     $9.46               N/A                 N/A
    End of period                                                          $11.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,728               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division498

  Accumulation unit value:
    Beginning of period                                                    $15.96               N/A                 N/A
    End of period                                                          $17.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       652                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division736

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       15                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division568

  Accumulation unit value:
    Beginning of period                                                    $13.46               N/A                 N/A
    End of period                                                          $16.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,264               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division568

  Accumulation unit value:
    Beginning of period                                                    $11.22               N/A                 N/A
    End of period                                                          $12.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,313               N/A                 N/A

JNL/MCM S&P 500 Index Division529

  Accumulation unit value:
    Beginning of period                                                     $9.79               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,573               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division529

  Accumulation unit value:
    Beginning of period                                                    $11.65               N/A                 N/A
    End of period                                                          $12.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,629               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division529

  Accumulation unit value:
    Beginning of period                                                    $11.89               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,946               N/A                 N/A

JNL/MCM International Index Division498

  Accumulation unit value:
    Beginning of period                                                    $11.60               N/A                 N/A
    End of period                                                          $13.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       56                 N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division682

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       376                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division435

  Accumulation unit value:
    Beginning of period                                                    $14.32              $13.11               N/A
    End of period                                                          $16.01              $14.32               N/A
  Accumulation units outstanding
  at the end of period                                                       601                 75                 N/A

JNL/MCM Nasdaq 15 Division724

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       160                N/A                 N/A

JNL/MCM Value Line 25 Division724

  Accumulation unit value:
    Beginning of period                                                    $11.20               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,062               N/A                 N/A

JNL/MCM VIP Division724

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       387                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division724

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       231                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division522

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $11.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,693               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,318               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I498

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                           $9.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division688

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,834               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.60% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division708

  Accumulation unit value:
    Beginning of period                                                    $22.49               N/A                 N/A
    End of period                                                          $23.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       114                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division716

  Accumulation unit value:
    Beginning of period                                                    $20.54               N/A                 N/A
    End of period                                                          $20.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       487                N/A                 N/A

JNL/Alger Growth Division568

  Accumulation unit value:
    Beginning of period                                                    $14.92               N/A                 N/A
    End of period                                                          $15.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division708

  Accumulation unit value:
    Beginning of period                                                    $15.15               N/A                 N/A
    End of period                                                          $15.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       254                N/A                 N/A

JNL/Eagle SmallCap Equity Division556

  Accumulation unit value:
    Beginning of period                                                    $16.42               N/A                 N/A
    End of period                                                          $17.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Balanced Division608

  Accumulation unit value:
    Beginning of period                                                    $19.19               N/A                 N/A
    End of period                                                          $20.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,453               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division490

  Accumulation unit value:
    Beginning of period                                                    $14.13               N/A                 N/A
    End of period                                                          $14.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division569

  Accumulation unit value:
    Beginning of period                                                    $15.75               N/A                 N/A
    End of period                                                          $16.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,107               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division608

  Accumulation unit value:
    Beginning of period                                                    $13.44               N/A                 N/A
    End of period                                                          $13.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,530               N/A                 N/A

JNL/T. Rowe Price Established Growth Division569

  Accumulation unit value:
    Beginning of period                                                    $21.15               N/A                 N/A
    End of period                                                          $22.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/JPMorgan International Equity Division569

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $12.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division569

  Accumulation unit value:
    Beginning of period                                                    $26.21               N/A                 N/A
    End of period                                                          $29.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,117               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division569

  Accumulation unit value:
    Beginning of period                                                     $8.27               N/A                 N/A
    End of period                                                           $9.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PIMCO Total Return Bond Division569

  Accumulation unit value:
    Beginning of period                                                    $12.54               N/A                 N/A
    End of period                                                          $12.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,621               N/A                 N/A

JNL/Lazard Small Cap Value Division490

  Accumulation unit value:
    Beginning of period                                                    $12.31               N/A                 N/A
    End of period                                                          $13.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       195                N/A                 N/A

JNL/Lazard Mid Cap Value Division490

  Accumulation unit value:
    Beginning of period                                                    $13.18               N/A                 N/A
    End of period                                                          $15.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,051               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.75               N/A                 N/A
    End of period                                                          $12.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,175               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division490

  Accumulation unit value:
    Beginning of period                                                     $7.27               N/A                 N/A
    End of period                                                           $7.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM The DowSM 10 Division556

  Accumulation unit value:
    Beginning of period                                                     $8.81               N/A                 N/A
    End of period                                                           $9.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,241               N/A                 N/A

JNL/MCM The S&P(R) 10 Division556

  Accumulation unit value:
    Beginning of period                                                     $8.30               N/A                 N/A
    End of period                                                           $9.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,680               N/A                 N/A

JNL/MCM Global 15 Division556

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,996               N/A                 N/A

JNL/MCM 25 Division556

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $11.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,975               N/A                 N/A

JNL/MCM Select Small-Cap Division557

  Accumulation unit value:
    Beginning of period                                                    $15.54               N/A                 N/A
    End of period                                                          $17.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,289               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division720

  Accumulation unit value:
    Beginning of period                                                     $5.36               N/A                 N/A
    End of period                                                           $5.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       518                N/A                 N/A

JNL/MCM Healthcare Sector Division720

  Accumulation unit value:
    Beginning of period                                                     $9.64               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       275                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division711

  Accumulation unit value:
    Beginning of period                                                    $16.60               N/A                 N/A
    End of period                                                          $16.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,939               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division568

  Accumulation unit value:
    Beginning of period                                                     $8.96               N/A                 N/A
    End of period                                                           $9.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,225               N/A                 N/A

JNL/T. Rowe Price Value Division569

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $12.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       212                N/A                 N/A

JNL/MCM S&P 500 Index Division490

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,954               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division490

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $12.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,468               N/A                 N/A

JNL/MCM Small Cap Index Division490

  Accumulation unit value:
    Beginning of period                                                    $11.46               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,938               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division490

  Accumulation unit value:
    Beginning of period                                                    $11.47               N/A                 N/A
    End of period                                                          $13.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,049               N/A                 N/A

JNL/MCM Bond Index Division705

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,649               N/A                 N/A

JNL/Oppenheimer Global Growth Division490

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division568

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Small Cap Growth Division568

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $11.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division568

  Accumulation unit value:
    Beginning of period                                                     $9.07               N/A                 N/A
    End of period                                                           $8.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division724

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       332                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division720

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,175               N/A                 N/A

JNL/MCM JNL 5 Division709

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,888               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division729

  Accumulation unit value:
    Beginning of period                                                    $11.72               N/A                 N/A
    End of period                                                          $11.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,003               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division729

  Accumulation unit value:
    Beginning of period                                                    $11.50               N/A                 N/A
    End of period                                                          $11.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,530               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division729

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,287               N/A                 N/A

JNL/S&P Managed Moderate Division729

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,696               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.605% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 2% AND THREE YEAR WITHDRAWAL
CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division629

  Accumulation unit value:
    Beginning of period                                                     $8.42               N/A                 N/A
    End of period                                                           $9.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       634                N/A                 N/A

JNL/MCM The S&P(R) 10 Division629

  Accumulation unit value:
    Beginning of period                                                     $7.97               N/A                 N/A
    End of period                                                           $9.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       670                N/A                 N/A

JNL/MCM Global 15 Division629

  Accumulation unit value:
    Beginning of period                                                     $9.26               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       576                N/A                 N/A

JNL/MCM 25 Division629

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $11.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       536                N/A                 N/A

JNL/MCM Select Small-Cap Division629

  Accumulation unit value:
    Beginning of period                                                    $14.33               N/A                 N/A
    End of period                                                          $17.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       373                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.61% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD 5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINED DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND PREMIUM CREDIT 4%
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
   WITHDRAWAL CHARGE PERIOD
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division383

  Accumulation unit value:
    Beginning of period                                                    $21.36              $18.62               N/A
    End of period                                                          $23.24              $21.36               N/A
  Accumulation units outstanding
  at the end of period                                                      5,405              1,061                N/A

JNL/FMR Capital Growth Division383

  Accumulation unit value:
    Beginning of period                                                    $16.26              $14.17               N/A
    End of period                                                          $18.70              $16.26               N/A
  Accumulation units outstanding
  at the end of period                                                      2,345               659                 N/A

JNL/Select Global Growth Division593

  Accumulation unit value:
    Beginning of period                                                    $18.88               N/A                 N/A
    End of period                                                          $20.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,210               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division305

  Accumulation unit value:
    Beginning of period                                                    $15.26              $11.61               N/A
    End of period                                                          $15.61              $15.26               N/A
  Accumulation units outstanding
  at the end of period                                                      8,361              4,622                N/A

JNL/Eagle Core Equity Division458

  Accumulation unit value:
    Beginning of period                                                    $15.01              $14.13               N/A
    End of period                                                          $15.55              $15.01               N/A
  Accumulation units outstanding
  at the end of period                                                     11,226               564                 N/A

JNL/Eagle SmallCap Equity Division414

  Accumulation unit value:
    Beginning of period                                                    $15.30              $15.01               N/A
    End of period                                                          $17.70              $15.30               N/A
  Accumulation units outstanding
  at the end of period                                                      7,933              3,966                N/A

JNL/Select Balanced Division415

  Accumulation unit value:
    Beginning of period                                                    $18.97              $17.69               N/A
    End of period                                                          $20.49              $18.97               N/A
  Accumulation units outstanding
  at the end of period                                                     23,860              4,492                N/A

JNL/Putnam Equity Division387

  Accumulation unit value:
    Beginning of period                                                    $16.32              $14.37               N/A
    End of period                                                          $17.97              $16.32               N/A
  Accumulation units outstanding
  at the end of period                                                      7,612              5,186                N/A

JNL/PPM America High Yield Bond Division383

  Accumulation unit value:
    Beginning of period                                                    $13.96              $12.87               N/A
    End of period                                                          $14.31              $13.96               N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,348                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division412

  Accumulation unit value:
    Beginning of period                                                    $11.09              $11.16               N/A
    End of period                                                          $10.89              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                     50,276                -                  N/A

JNL/Putnam Value Equity Division305

  Accumulation unit value:
    Beginning of period                                                    $16.50              $12.99               N/A
    End of period                                                          $17.64              $16.50               N/A
  Accumulation units outstanding
  at the end of period                                                     11,234              11,976               N/A

JNL/Salomon Brothers Strategic Bond Division383

  Accumulation unit value:
    Beginning of period                                                    $15.92              $15.08               N/A
    End of period                                                          $16.58              $15.92               N/A
  Accumulation units outstanding
  at the end of period                                                     25,423              1,614                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division383

  Accumulation unit value:
    Beginning of period                                                    $13.71              $13.38               N/A
    End of period                                                          $13.87              $13.71               N/A
  Accumulation units outstanding
  at the end of period                                                     15,224              3,222                N/A

JNL/T. Rowe Price Established Growth Division383

  Accumulation unit value:
    Beginning of period                                                    $21.44              $19.13               N/A
    End of period                                                          $22.95              $21.44               N/A
  Accumulation units outstanding
  at the end of period                                                     24,264              6,044                N/A

JNL/JPMorgan International Equity Division383

  Accumulation unit value:
    Beginning of period                                                    $10.59              $8.92                N/A
    End of period                                                          $12.00              $10.59               N/A
  Accumulation units outstanding
  at the end of period                                                     15,028              2,661                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division305

  Accumulation unit value:
    Beginning of period                                                    $25.91              $18.82               N/A
    End of period                                                          $29.79              $25.91               N/A
  Accumulation units outstanding
  at the end of period                                                     24,521              5,076                N/A

JNL/Alliance Capital Growth Division383

  Accumulation unit value:
    Beginning of period                                                     $8.83              $8.01                N/A
    End of period                                                           $9.14              $8.83                N/A
  Accumulation units outstanding
  at the end of period                                                      4,115               717                 N/A

JNL/JPMorgan International Value Division305

  Accumulation unit value:
    Beginning of period                                                     $8.07              $5.61                N/A
    End of period                                                           $9.63              $8.07                N/A
  Accumulation units outstanding
  at the end of period                                                     40,184              3,121                N/A

JNL/PIMCO Total Return Bond Division305

  Accumulation unit value:
    Beginning of period                                                    $12.64              $12.52               N/A
    End of period                                                          $12.86              $12.64               N/A
  Accumulation units outstanding
  at the end of period                                                     48,716              14,714               N/A

JNL/Lazard Small Cap Value Division305

  Accumulation unit value:
    Beginning of period                                                    $11.99              $8.44                N/A
    End of period                                                          $13.47              $11.99               N/A
  Accumulation units outstanding
  at the end of period                                                     34,221              5,528                N/A

JNL/Lazard Mid Cap Value Division305

  Accumulation unit value:
    Beginning of period                                                    $13.06              $10.01               N/A
    End of period                                                          $15.87              $13.06               N/A
  Accumulation units outstanding
  at the end of period                                                     47,356              8,803                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.74               N/A                 N/A
    End of period                                                          $12.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     54,133               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division381

  Accumulation unit value:
    Beginning of period                                                     $7.17              $6.29                N/A
    End of period                                                           $7.78              $7.17                N/A
  Accumulation units outstanding
  at the end of period                                                     45,510              20,419               N/A

JNL/MCM The DowSM 10 Division271

  Accumulation unit value:
    Beginning of period                                                     $8.99              $6.56                N/A
    End of period                                                           $9.01              $8.99                N/A
  Accumulation units outstanding
  at the end of period                                                     268,892             63,020               N/A

JNL/MCM The S&P(R) 10 Division271

  Accumulation unit value:
    Beginning of period                                                     $8.16              $6.51                N/A
    End of period                                                           $9.35              $8.16                N/A
  Accumulation units outstanding
  at the end of period                                                     222,449             52,344               N/A

JNL/MCM Global 15 Division271

  Accumulation unit value:
    Beginning of period                                                     $8.86              $6.17                N/A
    End of period                                                          $11.06              $8.86                N/A
  Accumulation units outstanding
  at the end of period                                                     258,051             44,163               N/A

JNL/MCM 25 Division271

  Accumulation unit value:
    Beginning of period                                                     $9.46              $6.64                N/A
    End of period                                                          $11.24              $9.46                N/A
  Accumulation units outstanding
  at the end of period                                                     287,783             52,839               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division271

  Accumulation unit value:
    Beginning of period                                                    $15.76              $10.23               N/A
    End of period                                                          $17.29              $15.76               N/A
  Accumulation units outstanding
  at the end of period                                                     121,721             24,312               N/A

JNL/MCM Technology Sector Division543

  Accumulation unit value:
    Beginning of period                                                     $5.08               N/A                 N/A
    End of period                                                           $5.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       808                N/A                 N/A

JNL/MCM Healthcare Sector Division538

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,948               N/A                 N/A

JNL/MCM Financial Sector Division543

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $11.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,166               N/A                 N/A

JNL/MCM Oil & Gas Sector Division541

  Accumulation unit value:
    Beginning of period                                                    $13.09               N/A                 N/A
    End of period                                                          $16.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     55,492               N/A                 N/A

JNL/MCM Consumer Brands Sector Division590

  Accumulation unit value:
    Beginning of period                                                     $9.40               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,162               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division590

  Accumulation unit value:
    Beginning of period                                                     $3.77               N/A                 N/A
    End of period                                                           $4.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     89,770               N/A                 N/A

JNL/Putnam Midcap Growth Division305

  Accumulation unit value:
    Beginning of period                                                     $6.20              $4.69                N/A
    End of period                                                           $7.16              $6.20                N/A
  Accumulation units outstanding
  at the end of period                                                     32,583              13,327               N/A

JNL/FMR Balanced Division377

  Accumulation unit value:
    Beginning of period                                                     $9.04              $8.50                N/A
    End of period                                                           $9.63              $9.04                N/A
  Accumulation units outstanding
  at the end of period                                                     37,897              6,906                N/A

JNL/T. Rowe Price Value Division377

  Accumulation unit value:
    Beginning of period                                                    $11.13              $9.71                N/A
    End of period                                                          $12.49              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                     36,571              7,568                N/A

JNL/MCM S&P 500 Index Division271

  Accumulation unit value:
    Beginning of period                                                     $9.46              $7.29                N/A
    End of period                                                          $10.14              $9.46                N/A
  Accumulation units outstanding
  at the end of period                                                     223,551             28,658               N/A

JNL/MCM S&P 400 MidCap Index Division271

  Accumulation unit value:
    Beginning of period                                                    $11.00              $7.86                N/A
    End of period                                                          $12.41              $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                     87,918              15,506               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division271

  Accumulation unit value:
    Beginning of period                                                    $11.12              $7.34                N/A
    End of period                                                          $12.72              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                     88,659              14,484               N/A

JNL/MCM International Index Division271

  Accumulation unit value:
    Beginning of period                                                    $11.27              $8.02                N/A
    End of period                                                          $13.12              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                     89,043              13,662               N/A

JNL/MCM Bond Index Division271

  Accumulation unit value:
    Beginning of period                                                    $10.62              $10.62               N/A
    End of period                                                          $10.72              $10.62               N/A
  Accumulation units outstanding
  at the end of period                                                     79,764              11,896               N/A

JNL/Oppenheimer Global Growth Division414

  Accumulation unit value:
    Beginning of period                                                     $9.44              $8.48                N/A
    End of period                                                          $10.85              $9.44                N/A
  Accumulation units outstanding
  at the end of period                                                     15,145              4,967                N/A

JNL/Oppenheimer Growth Division430

  Accumulation unit value:
    Beginning of period                                                     $7.73              $7.77                N/A
    End of period                                                           $7.85              $7.73                N/A
  Accumulation units outstanding
  at the end of period                                                     16,561              5,397                N/A

JNL/AIM Large Cap Growth Division305

  Accumulation unit value:
    Beginning of period                                                    $10.04              $8.00                N/A
    End of period                                                          $10.76              $10.04               N/A
  Accumulation units outstanding
  at the end of period                                                     66,397              32,248               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division305

  Accumulation unit value:
    Beginning of period                                                    $11.03              $7.82                N/A
    End of period                                                          $11.48              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                      5,813              4,966                N/A

JNL/AIM Premier Equity II Division362

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.29                N/A
    End of period                                                           $8.96              $9.19                N/A
  Accumulation units outstanding
  at the end of period                                                        -                24,448               N/A

JNL/Select Value Division478

  Accumulation unit value:
    Beginning of period                                                    $14.31              $13.73               N/A
    End of period                                                          $16.00              $14.31               N/A
  Accumulation units outstanding
  at the end of period                                                     17,975              1,060                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division723

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,763               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division681

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,006               N/A                 N/A

JNL/S&P Managed Moderate Growth Division362

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.17               N/A
    End of period                                                          $11.62              $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                     368,038             35,508               N/A

JNL/S&P Managed Growth Division362

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.04               N/A
    End of period                                                          $11.90              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                     408,267            109,932               N/A

JNL/S&P Managed Aggressive Growth Division362

  Accumulation unit value:
    Beginning of period                                                    $10.65              $9.54                N/A
    End of period                                                          $11.69              $10.65               N/A
  Accumulation units outstanding
  at the end of period                                                     173,883             45,415               N/A

JNL/S&P Very Aggressive Growth Division I414

  Accumulation unit value:
    Beginning of period                                                    $10.27              $9.61                N/A
    End of period                                                          $10.42              $10.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,772                N/A

JNL/S&P Equity Growth Division I414

  Accumulation unit value:
    Beginning of period                                                     $9.60              $8.99                N/A
    End of period                                                           $9.69              $9.60                N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,680                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I518

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division488

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division401

  Accumulation unit value:
    Beginning of period                                                    $10.04              $9.28                N/A
    End of period                                                          $10.14              $10.04               N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,825                N/A

JNL/S&P Core Index 75 Division514

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division699

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,252               N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.62% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3% AND THREE
YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division541

  Accumulation unit value:
    Beginning of period                                                    $11.03               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division546

  Accumulation unit value:
    Beginning of period                                                     $8.79               N/A                 N/A
    End of period                                                           $9.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,747               N/A                 N/A

JNL/MCM The S&P(R) 10 Division546

  Accumulation unit value:
    Beginning of period                                                     $8.26               N/A                 N/A
    End of period                                                           $9.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,864               N/A                 N/A

JNL/MCM Global 15 Division546

  Accumulation unit value:
    Beginning of period                                                     $9.40               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,618               N/A                 N/A

JNL/MCM 25 Division546

  Accumulation unit value:
    Beginning of period                                                     $9.65               N/A                 N/A
    End of period                                                          $11.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,482               N/A                 N/A

JNL/MCM Select Small-Cap Division546

  Accumulation unit value:
    Beginning of period                                                    $15.32               N/A                 N/A
    End of period                                                          $17.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,069               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division643

  Accumulation unit value:
    Beginning of period                                                    $13.93               N/A                 N/A
    End of period                                                          $16.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       278                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division532

  Accumulation unit value:
    Beginning of period                                                    $10.91               N/A                 N/A
    End of period                                                          $11.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,717               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I543

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A                 N/A
    End of period                                                           $9.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.645% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division678

  Accumulation unit value:
    Beginning of period                                                    $18.68               N/A                 N/A
    End of period                                                          $20.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,395               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division423

  Accumulation unit value:
    Beginning of period                                                     $8.98              $7.84                N/A
    End of period                                                           $8.99              $8.98                N/A
  Accumulation units outstanding
  at the end of period                                                     19,358              6,312                N/A

JNL/MCM The S&P(R) 10 Division423

  Accumulation unit value:
    Beginning of period                                                     $8.14              $7.39                N/A
    End of period                                                           $9.33              $8.14                N/A
  Accumulation units outstanding
  at the end of period                                                     19,109              6,742                N/A

JNL/MCM Global 15 Division423

  Accumulation unit value:
    Beginning of period                                                     $8.84              $8.39                N/A
    End of period                                                          $11.04              $8.84                N/A
  Accumulation units outstanding
  at the end of period                                                     16,205              5,934                N/A

JNL/MCM 25 Division423

  Accumulation unit value:
    Beginning of period                                                     $9.45              $8.12                N/A
    End of period                                                          $11.22              $9.45                N/A
  Accumulation units outstanding
  at the end of period                                                     16,173              6,054                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division423

  Accumulation unit value:
    Beginning of period                                                    $15.74              $14.18               N/A
    End of period                                                          $17.25              $15.74               N/A
  Accumulation units outstanding
  at the end of period                                                     10,048              3,412                N/A

JNL/MCM Technology Sector Division525

  Accumulation unit value:
    Beginning of period                                                     $5.46               N/A                 N/A
    End of period                                                           $5.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,208               N/A                 N/A

JNL/MCM Healthcare Sector Division714

  Accumulation unit value:
    Beginning of period                                                     $9.53               N/A                 N/A
    End of period                                                          $10.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,070               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division338

  Accumulation unit value:
    Beginning of period                                                     $9.45              $8.27                N/A
    End of period                                                          $10.13              $9.45                N/A
  Accumulation units outstanding
  at the end of period                                                     10,154              3,702                N/A

JNL/MCM S&P 400 MidCap Index Division338

  Accumulation unit value:
    Beginning of period                                                    $10.99              $9.18                N/A
    End of period                                                          $12.40              $10.99               N/A
  Accumulation units outstanding
  at the end of period                                                      2,896              1,333                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division525

  Accumulation unit value:
    Beginning of period                                                    $11.63               N/A                 N/A
    End of period                                                          $12.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,528               N/A                 N/A

JNL/MCM International Index Division525

  Accumulation unit value:
    Beginning of period                                                    $11.63               N/A                 N/A
    End of period                                                          $13.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,531               N/A                 N/A

JNL/MCM Bond Index Division338

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.84               N/A
    End of period                                                          $10.71              $10.61               N/A
  Accumulation units outstanding
  at the end of period                                                      6,458              1,694                N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division714

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,433               N/A                 N/A

JNL/S&P Managed Moderate Growth Division540

  Accumulation unit value:
    Beginning of period                                                    $10.88               N/A                 N/A
    End of period                                                          $11.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,948               N/A                 N/A

JNL/S&P Managed Growth Division423

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.42               N/A
    End of period                                                          $11.87              $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                     16,125              3,207                N/A

JNL/S&P Managed Aggressive Growth Division423

  Accumulation unit value:
    Beginning of period                                                    $10.63              $9.85                N/A
    End of period                                                          $11.66              $10.63               N/A
  Accumulation units outstanding
  at the end of period                                                     14,384              15,561               N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division737

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,015               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.65% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division351

  Accumulation unit value:
    Beginning of period                                                    $21.29              $18.98               N/A
    End of period                                                          $23.15              $21.29               N/A
  Accumulation units outstanding
  at the end of period                                                       422                422                 N/A

JNL/FMR Capital Growth Division357

  Accumulation unit value:
    Beginning of period                                                    $16.21              $14.19               N/A
    End of period                                                          $18.62              $16.21               N/A
  Accumulation units outstanding
  at the end of period                                                       282                282                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division386

  Accumulation unit value:
    Beginning of period                                                    $15.21              $13.48               N/A
    End of period                                                          $15.55              $15.21               N/A
  Accumulation units outstanding
  at the end of period                                                       462                297                 N/A

JNL/Eagle Core Equity Division351

  Accumulation unit value:
    Beginning of period                                                    $14.97              $13.88               N/A
    End of period                                                          $15.50              $14.97               N/A
  Accumulation units outstanding
  at the end of period                                                       404                294                 N/A

JNL/Eagle SmallCap Equity Division304

  Accumulation unit value:
    Beginning of period                                                    $15.25              $10.59               N/A
    End of period                                                          $17.65              $15.25               N/A
  Accumulation units outstanding
  at the end of period                                                       416                315                 N/A

JNL/Select Balanced Division360

  Accumulation unit value:
    Beginning of period                                                      N/A               $17.67               N/A
    End of period                                                          $20.42              $18.91               N/A
  Accumulation units outstanding
  at the end of period                                                       263                 -                  N/A

JNL/Putnam Equity Division357

  Accumulation unit value:
    Beginning of period                                                    $16.26              $14.48               N/A
    End of period                                                          $17.90              $16.26               N/A
  Accumulation units outstanding
  at the end of period                                                       276                276                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division317

  Accumulation unit value:
    Beginning of period                                                    $11.05              $11.22               N/A
    End of period                                                          $10.85              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,888                N/A

JNL/Putnam Value Equity Division351

  Accumulation unit value:
    Beginning of period                                                    $16.44              $15.29               N/A
    End of period                                                          $17.58              $16.44               N/A
  Accumulation units outstanding
  at the end of period                                                       267                267                 N/A

JNL/Salomon Brothers Strategic Bond Division304

  Accumulation unit value:
    Beginning of period                                                    $15.86              $15.19               N/A
    End of period                                                          $16.51              $15.86               N/A
  Accumulation units outstanding
  at the end of period                                                       464                256                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division347

  Accumulation unit value:
    Beginning of period                                                    $21.36              $19.28               N/A
    End of period                                                          $22.86              $21.36               N/A
  Accumulation units outstanding
  at the end of period                                                       209                209                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division304

  Accumulation unit value:
    Beginning of period                                                    $25.82              $19.00               N/A
    End of period                                                          $29.68              $25.82               N/A
  Accumulation units outstanding
  at the end of period                                                       239                178                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division357

  Accumulation unit value:
    Beginning of period                                                     $8.05              $6.41                N/A
    End of period                                                           $9.61              $8.05                N/A
  Accumulation units outstanding
  at the end of period                                                      1,308               624                 N/A

JNL/PIMCO Total Return Bond Division304

  Accumulation unit value:
    Beginning of period                                                    $12.61              $12.49               N/A
    End of period                                                          $12.82              $12.61               N/A
  Accumulation units outstanding
  at the end of period                                                       313               5,541                N/A

JNL/Lazard Small Cap Value Division326

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.96                N/A
    End of period                                                          $13.44              $11.96               N/A
  Accumulation units outstanding
  at the end of period                                                       339                 -                  N/A

JNL/Lazard Mid Cap Value Division326

  Accumulation unit value:
    Beginning of period                                                      N/A               $10.47               N/A
    End of period                                                          $15.83              $13.03               N/A
  Accumulation units outstanding
  at the end of period                                                       589                 -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.71               N/A                 N/A
    End of period                                                          $12.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division391

  Accumulation unit value:
    Beginning of period                                                      N/A               $6.34                N/A
    End of period                                                           $7.76              $7.14                N/A
  Accumulation units outstanding
  at the end of period                                                       449                 -                  N/A

JNL/MCM The DowSM 10 Division326

  Accumulation unit value:
    Beginning of period                                                      N/A               $6.98                N/A
    End of period                                                           $8.99              $8.98                N/A
  Accumulation units outstanding
  at the end of period                                                       585                 -                  N/A

JNL/MCM The S&P(R) 10 Division358

  Accumulation unit value:
    Beginning of period                                                      N/A               $7.73                N/A
    End of period                                                           $9.33              $8.14                N/A
  Accumulation units outstanding
  at the end of period                                                       614                 -                  N/A

JNL/MCM Global 15 Division358

  Accumulation unit value:
    Beginning of period                                                      N/A               $7.67                N/A
    End of period                                                          $11.03              $8.84                N/A
  Accumulation units outstanding
  at the end of period                                                       544                 -                  N/A

JNL/MCM 25 Division358

  Accumulation unit value:
    Beginning of period                                                      N/A               $7.73                N/A
    End of period                                                          $11.21              $9.45                N/A
  Accumulation units outstanding
  at the end of period                                                       506                 -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division349

  Accumulation unit value:
    Beginning of period                                                    $15.73              $13.01               N/A
    End of period                                                          $17.25              $15.73               N/A
  Accumulation units outstanding
  at the end of period                                                       313                313                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division510

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $10.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       372                N/A                 N/A

JNL/MCM Financial Sector Division553

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       351                N/A                 N/A

JNL/MCM Oil & Gas Sector Division510

  Accumulation unit value:
    Beginning of period                                                    $12.52               N/A                 N/A
    End of period                                                          $16.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       248                N/A                 N/A

JNL/MCM Consumer Brands Sector Division627

  Accumulation unit value:
    Beginning of period                                                     $8.98               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       395                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division631

  Accumulation unit value:
    Beginning of period                                                     $3.92               N/A                 N/A
    End of period                                                           $4.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division386

  Accumulation unit value:
    Beginning of period                                                     $9.45              $7.55                N/A
    End of period                                                          $10.13              $9.45                N/A
  Accumulation units outstanding
  at the end of period                                                       716               2,088                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division390

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.22                N/A
    End of period                                                          $13.11              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                       219                 -                  N/A

JNL/MCM Bond Index Division317

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.65               N/A
    End of period                                                          $10.71              $10.61               N/A
  Accumulation units outstanding
  at the end of period                                                       371               3,925                N/A

JNL/Oppenheimer Global Growth Division326

  Accumulation unit value:
    Beginning of period                                                      N/A               $6.72                N/A
    End of period                                                          $10.83              $9.43                N/A
  Accumulation units outstanding
  at the end of period                                                       528                 -                  N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division357

  Accumulation unit value:
    Beginning of period                                                    $14.30              $12.31               N/A
    End of period                                                          $15.99              $14.30               N/A
  Accumulation units outstanding
  at the end of period                                                       548                325                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division722

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division294

  Accumulation unit value:
    Beginning of period                                                    $10.86              $9.33                N/A
    End of period                                                          $11.59              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                       855                394                 N/A

JNL/S&P Managed Growth Division294

  Accumulation unit value:
    Beginning of period                                                    $10.94              $9.03                N/A
    End of period                                                          $11.87              $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                      3,357               400                 N/A

JNL/S&P Managed Aggressive Growth Division294

  Accumulation unit value:
    Beginning of period                                                    $10.63              $8.38                N/A
    End of period                                                          $11.66              $10.63               N/A
  Accumulation units outstanding
  at the end of period                                                      1,444               843                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.66% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division616

  Accumulation unit value:
    Beginning of period                                                    $21.57               N/A                 N/A
    End of period                                                          $23.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       635                N/A                 N/A

JNL/FMR Capital Growth Division615

  Accumulation unit value:
    Beginning of period                                                    $16.44               N/A                 N/A
    End of period                                                          $18.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       921                N/A                 N/A

JNL/Select Global Growth Division676

  Accumulation unit value:
    Beginning of period                                                    $18.77               N/A                 N/A
    End of period                                                          $20.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,175               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division535

  Accumulation unit value:
    Beginning of period                                                    $15.29               N/A                 N/A
    End of period                                                          $15.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,829               N/A                 N/A

JNL/Eagle Core Equity Division629

  Accumulation unit value:
    Beginning of period                                                    $13.97               N/A                 N/A
    End of period                                                          $15.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,476               N/A                 N/A

JNL/Eagle SmallCap Equity Division616

  Accumulation unit value:
    Beginning of period                                                    $15.42               N/A                 N/A
    End of period                                                          $17.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,396               N/A                 N/A

JNL/Select Balanced Division535

  Accumulation unit value:
    Beginning of period                                                    $19.23               N/A                 N/A
    End of period                                                          $20.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,569               N/A                 N/A

JNL/Putnam Equity Division609

  Accumulation unit value:
    Beginning of period                                                    $16.60               N/A                 N/A
    End of period                                                          $17.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       794                N/A                 N/A

JNL/PPM America High Yield Bond Division583

  Accumulation unit value:
    Beginning of period                                                    $13.51               N/A                 N/A
    End of period                                                          $14.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division624

  Accumulation unit value:
    Beginning of period                                                    $10.91               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     51,373               N/A                 N/A

JNL/Putnam Value Equity Division615

  Accumulation unit value:
    Beginning of period                                                    $16.31               N/A                 N/A
    End of period                                                          $17.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       731                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division601

  Accumulation unit value:
    Beginning of period                                                    $15.56               N/A                 N/A
    End of period                                                          $16.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,994               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division616

  Accumulation unit value:
    Beginning of period                                                    $13.53               N/A                 N/A
    End of period                                                          $13.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,256               N/A                 N/A

JNL/T. Rowe Price Established Growth Division609

  Accumulation unit value:
    Beginning of period                                                    $21.44               N/A                 N/A
    End of period                                                          $22.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,482               N/A                 N/A

JNL/JPMorgan International Equity Division676

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $11.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,090               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $26.42               N/A                 N/A
    End of period                                                          $29.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,005               N/A                 N/A

JNL/Alliance Capital Growth Division616

  Accumulation unit value:
    Beginning of period                                                     $8.56               N/A                 N/A
    End of period                                                           $9.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,825               N/A                 N/A

JNL/JPMorgan International Value Division535

  Accumulation unit value:
    Beginning of period                                                     $8.15               N/A                 N/A
    End of period                                                           $9.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     52,480               N/A                 N/A

JNL/PIMCO Total Return Bond Division601

  Accumulation unit value:
    Beginning of period                                                    $12.38               N/A                 N/A
    End of period                                                          $12.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,077               N/A                 N/A

JNL/Lazard Small Cap Value Division601

  Accumulation unit value:
    Beginning of period                                                    $12.11               N/A                 N/A
    End of period                                                          $13.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,015               N/A                 N/A

JNL/Lazard Mid Cap Value Division601

  Accumulation unit value:
    Beginning of period                                                    $14.01               N/A                 N/A
    End of period                                                          $15.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,058               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.70               N/A                 N/A
    End of period                                                          $12.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     67,759               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division615

  Accumulation unit value:
    Beginning of period                                                     $7.15               N/A                 N/A
    End of period                                                           $7.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,098               N/A                 N/A

JNL/MCM The DowSM 10 Division517

  Accumulation unit value:
    Beginning of period                                                     $9.04               N/A                 N/A
    End of period                                                           $8.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     109,565              N/A                 N/A

JNL/MCM The S&P(R) 10 Division517

  Accumulation unit value:
    Beginning of period                                                     $8.38               N/A                 N/A
    End of period                                                           $9.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     59,302               N/A                 N/A

JNL/MCM Global 15 Division517

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A                 N/A
    End of period                                                          $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     75,220               N/A                 N/A

JNL/MCM 25 Division517

  Accumulation unit value:
    Beginning of period                                                     $9.58               N/A                 N/A
    End of period                                                          $11.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     205,281              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division517

  Accumulation unit value:
    Beginning of period                                                    $15.53               N/A                 N/A
    End of period                                                          $17.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     37,121               N/A                 N/A

JNL/MCM Technology Sector Division715

  Accumulation unit value:
    Beginning of period                                                     $5.21               N/A                 N/A
    End of period                                                           $5.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,506               N/A                 N/A

JNL/MCM Healthcare Sector Division609

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,281               N/A                 N/A

JNL/MCM Financial Sector Division596

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,126               N/A                 N/A

JNL/MCM Oil & Gas Sector Division596

  Accumulation unit value:
    Beginning of period                                                    $13.37               N/A                 N/A
    End of period                                                          $16.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,529               N/A                 N/A

JNL/MCM Consumer Brands Sector Division606

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,412               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division606

  Accumulation unit value:
    Beginning of period                                                     $3.78               N/A                 N/A
    End of period                                                           $4.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,282               N/A                 N/A

JNL/Putnam Midcap Growth Division601

  Accumulation unit value:
    Beginning of period                                                     $6.41               N/A                 N/A
    End of period                                                           $7.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,957               N/A                 N/A

JNL/FMR Balanced Division616

  Accumulation unit value:
    Beginning of period                                                     $8.92               N/A                 N/A
    End of period                                                           $9.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,870               N/A                 N/A

JNL/T. Rowe Price Value Division601

  Accumulation unit value:
    Beginning of period                                                    $11.35               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,548               N/A                 N/A

JNL/MCM S&P 500 Index Division594

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     79,246               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division594

  Accumulation unit value:
    Beginning of period                                                    $11.40               N/A                 N/A
    End of period                                                          $12.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     144,962              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division592

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $12.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     77,345               N/A                 N/A

JNL/MCM International Index Division594

  Accumulation unit value:
    Beginning of period                                                    $11.67               N/A                 N/A
    End of period                                                          $13.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     68,050               N/A                 N/A

JNL/MCM Bond Index Division603

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $10.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,200               N/A                 N/A

JNL/Oppenheimer Global Growth Division601

  Accumulation unit value:
    Beginning of period                                                     $9.43               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,717               N/A                 N/A

JNL/Oppenheimer Growth Division603

  Accumulation unit value:
    Beginning of period                                                     $7.70               N/A                 N/A
    End of period                                                           $7.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,385               N/A                 N/A

JNL/AIM Large Cap Growth Division601

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $10.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,290               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $11.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,364               N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division535

  Accumulation unit value:
    Beginning of period                                                    $14.50               N/A                 N/A
    End of period                                                          $15.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,154               N/A                 N/A

JNL/MCM Nasdaq 15 Division715

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       299                N/A                 N/A

JNL/MCM Value Line 25 Division708

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,395               N/A                 N/A

JNL/MCM VIP Division691

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,282               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division691

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,007               N/A                 N/A

JNL/S&P Managed Moderate Growth Division616

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $11.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     91,703               N/A                 N/A

JNL/S&P Managed Growth Division438

  Accumulation unit value:
    Beginning of period                                                    $10.93              $10.33               N/A
    End of period                                                          $11.86              $10.93               N/A
  Accumulation units outstanding
  at the end of period                                                     75,124              8,470                N/A

JNL/S&P Managed Aggressive Growth Division541

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $11.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     206,374              N/A                 N/A

JNL/S&P Very Aggressive Growth Division I586

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I596

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                           $9.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I598

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division598

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division619

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division643

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A                 N/A
    End of period                                                          $10.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division695

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,887               N/A                 N/A

JNL/S&P Managed Moderate Division695

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,307               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.67% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%
  AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division661

  Accumulation unit value:
    Beginning of period                                                     $8.64               N/A                 N/A
    End of period                                                           $8.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,498               N/A                 N/A

JNL/MCM The S&P(R) 10 Division661

  Accumulation unit value:
    Beginning of period                                                     $8.21               N/A                 N/A
    End of period                                                           $9.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,906               N/A                 N/A

JNL/MCM Global 15 Division661

  Accumulation unit value:
    Beginning of period                                                     $9.63               N/A                 N/A
    End of period                                                          $11.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,593               N/A                 N/A

JNL/MCM 25 Division661

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,166               N/A                 N/A

JNL/MCM Select Small-Cap Division661

  Accumulation unit value:
    Beginning of period                                                    $14.59               N/A                 N/A
    End of period                                                          $17.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,006               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division669

  Accumulation unit value:
    Beginning of period                                                     $4.67               N/A                 N/A
    End of period                                                           $5.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       187                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division669

  Accumulation unit value:
    Beginning of period                                                     $9.31               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       99                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division669

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $12.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       79                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division669

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $10.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       93                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division558

  Accumulation unit value:
    Beginning of period                                                    $11.07               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,189               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.68% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3% AND THREE
YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division638

  Accumulation unit value:
    Beginning of period                                                     $8.25               N/A                 N/A
    End of period                                                           $8.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,608               N/A                 N/A

JNL/MCM The S&P(R) 10 Division638

  Accumulation unit value:
    Beginning of period                                                     $7.58               N/A                 N/A
    End of period                                                           $9.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,913               N/A                 N/A

JNL/MCM Global 15 Division638

  Accumulation unit value:
    Beginning of period                                                     $8.90               N/A                 N/A
    End of period                                                          $11.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,323               N/A                 N/A

JNL/MCM 25 Division638

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $11.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,062               N/A                 N/A

JNL/MCM Select Small-Cap Division638

  Accumulation unit value:
    Beginning of period                                                    $13.34               N/A                 N/A
    End of period                                                          $17.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,218               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.695% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $15.76               N/A                 N/A
    End of period                                                          $15.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       351                N/A                 N/A

JNL/Eagle Core Equity Division552

  Accumulation unit value:
    Beginning of period                                                    $15.25               N/A                 N/A
    End of period                                                          $15.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       725                N/A                 N/A

JNL/Eagle SmallCap Equity Division396

  Accumulation unit value:
    Beginning of period                                                    $15.20              $14.09               N/A
    End of period                                                          $17.58              $15.20               N/A
  Accumulation units outstanding
  at the end of period                                                       360                361                 N/A

JNL/Select Balanced Division552

  Accumulation unit value:
    Beginning of period                                                    $19.35               N/A                 N/A
    End of period                                                          $20.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       773                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division552

  Accumulation unit value:
    Beginning of period                                                    $13.91               N/A                 N/A
    End of period                                                          $14.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division570

  Accumulation unit value:
    Beginning of period                                                    $16.40               N/A                 N/A
    End of period                                                          $17.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division552

  Accumulation unit value:
    Beginning of period                                                    $15.85               N/A                 N/A
    End of period                                                          $16.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       558                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division552

  Accumulation unit value:
    Beginning of period                                                    $13.62               N/A                 N/A
    End of period                                                          $13.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       244                N/A                 N/A

JNL/T. Rowe Price Established Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $21.94               N/A                 N/A
    End of period                                                          $22.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       353                N/A                 N/A

JNL/JPMorgan International Equity Division706

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $11.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       65                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division396

  Accumulation unit value:
    Beginning of period                                                    $25.72              $23.41               N/A
    End of period                                                          $29.55              $25.72               N/A
  Accumulation units outstanding
  at the end of period                                                       217                217                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division552

  Accumulation unit value:
    Beginning of period                                                    $12.63               N/A                 N/A
    End of period                                                          $12.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,050               N/A                 N/A

JNL/Lazard Small Cap Value Division706

  Accumulation unit value:
    Beginning of period                                                    $12.82               N/A                 N/A
    End of period                                                          $13.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       57                 N/A                 N/A

JNL/Lazard Mid Cap Value Division552

  Accumulation unit value:
    Beginning of period                                                    $14.12               N/A                 N/A
    End of period                                                          $15.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       284                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.67               N/A                 N/A
    End of period                                                          $11.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       773                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division542

  Accumulation unit value:
    Beginning of period                                                     $8.54               N/A                 N/A
    End of period                                                           $8.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,564               N/A                 N/A

JNL/MCM The S&P(R) 10 Division542

  Accumulation unit value:
    Beginning of period                                                     $7.96               N/A                 N/A
    End of period                                                           $9.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,964               N/A                 N/A

JNL/MCM Global 15 Division542

  Accumulation unit value:
    Beginning of period                                                     $9.26               N/A                 N/A
    End of period                                                          $11.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,083               N/A                 N/A

JNL/MCM 25 Division542

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A                 N/A
    End of period                                                          $11.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,163               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division542

  Accumulation unit value:
    Beginning of period                                                    $14.73               N/A                 N/A
    End of period                                                          $17.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,644               N/A                 N/A

JNL/MCM Technology Sector Division593

  Accumulation unit value:
    Beginning of period                                                     $5.13               N/A                 N/A
    End of period                                                           $5.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,028               N/A                 N/A

JNL/MCM Healthcare Sector Division593

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       590                N/A                 N/A

JNL/MCM Financial Sector Division593

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                          $11.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       480                N/A                 N/A

JNL/MCM Oil & Gas Sector Division593

  Accumulation unit value:
    Beginning of period                                                    $13.29               N/A                 N/A
    End of period                                                          $16.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       343                N/A                 N/A

JNL/MCM Consumer Brands Sector Division593

  Accumulation unit value:
    Beginning of period                                                     $9.40               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       545                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division593

  Accumulation unit value:
    Beginning of period                                                     $3.76               N/A                 N/A
    End of period                                                           $4.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,290               N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division552

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A                 N/A
    End of period                                                          $12.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       290                N/A                 N/A

JNL/MCM S&P 500 Index Division687

  Accumulation unit value:
    Beginning of period                                                     $9.24               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       294                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division593

  Accumulation unit value:
    Beginning of period                                                    $11.20               N/A                 N/A
    End of period                                                          $12.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       450                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division593

  Accumulation unit value:
    Beginning of period                                                    $11.37               N/A                 N/A
    End of period                                                          $13.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       438                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division396

  Accumulation unit value:
    Beginning of period                                                     $9.42              $7.96                N/A
    End of period                                                          $10.81              $9.42                N/A
  Accumulation units outstanding
  at the end of period                                                       969                640                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       524                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division552

  Accumulation unit value:
    Beginning of period                                                    $14.88               N/A                 N/A
    End of period                                                          $15.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       743                N/A                 N/A

JNL/MCM Nasdaq 15 Division731

  Accumulation unit value:
    Beginning of period                                                    $10.87               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       927                N/A                 N/A

JNL/MCM Value Line 25 Division731

  Accumulation unit value:
    Beginning of period                                                    $11.39               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       884                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division487

  Accumulation unit value:
    Beginning of period                                                    $10.90               N/A                 N/A
    End of period                                                          $11.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,469               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $11.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,928               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I396

  Accumulation unit value:
    Beginning of period                                                     $9.55              $8.61                N/A
    End of period                                                           $9.64              $9.55                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 591                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I593

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.70% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division553

  Accumulation unit value:
    Beginning of period                                                    $13.93               N/A                 N/A
    End of period                                                          $14.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division724

  Accumulation unit value:
    Beginning of period                                                    $16.39               N/A                 N/A
    End of period                                                          $16.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       156                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division553

  Accumulation unit value:
    Beginning of period                                                    $13.62               N/A                 N/A
    End of period                                                          $13.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Established Growth Division553

  Accumulation unit value:
    Beginning of period                                                    $21.82               N/A                 N/A
    End of period                                                          $22.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division553

  Accumulation unit value:
    Beginning of period                                                    $26.99               N/A                 N/A
    End of period                                                          $29.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division553

  Accumulation unit value:
    Beginning of period                                                    $12.64               N/A                 N/A
    End of period                                                          $12.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,936               N/A                 N/A

JNL/Lazard Small Cap Value Division553

  Accumulation unit value:
    Beginning of period                                                    $12.55               N/A                 N/A
    End of period                                                          $13.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division553

  Accumulation unit value:
    Beginning of period                                                    $14.10               N/A                 N/A
    End of period                                                          $15.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division701

  Accumulation unit value:
    Beginning of period                                                     $7.44               N/A                 N/A
    End of period                                                           $7.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,348               N/A                 N/A

JNL/MCM The DowSM 10 Division553

  Accumulation unit value:
    Beginning of period                                                     $8.85               N/A                 N/A
    End of period                                                           $8.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,328               N/A                 N/A

JNL/MCM The S&P(R) 10 Division705

  Accumulation unit value:
    Beginning of period                                                     $8.99               N/A                 N/A
    End of period                                                           $9.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,226               N/A                 N/A

JNL/MCM Global 15 Division705

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $11.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,897               N/A                 N/A

JNL/MCM 25 Division705

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $11.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,865               N/A                 N/A

JNL/MCM Select Small-Cap Division705

  Accumulation unit value:
    Beginning of period                                                    $16.18               N/A                 N/A
    End of period                                                          $17.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,236               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division553

  Accumulation unit value:
    Beginning of period                                                    $11.36               N/A                 N/A
    End of period                                                          $12.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 500 Index Division553

  Accumulation unit value:
    Beginning of period                                                     $9.64               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division710

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $12.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Small Cap Index Division710

  Accumulation unit value:
    Beginning of period                                                    $12.13               N/A                 N/A
    End of period                                                          $12.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division710

  Accumulation unit value:
    Beginning of period                                                    $12.39               N/A                 N/A
    End of period                                                          $13.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Bond Index Division710

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Global Growth Division553

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division709

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $11.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division710

  Accumulation unit value:
    Beginning of period                                                    $10.52               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,746               N/A                 N/A

JNL/MCM JNL 5 Division695

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,801               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division698

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $11.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,786               N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division695

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $11.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,834               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A          N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division690

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,091               N/A                 N/A

JNL/S&P Managed Moderate Division710

  Accumulation unit value:
    Beginning of period                                                    $10.25               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,739               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.71% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND PREMIUM CREDIT 4%
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division631

  Accumulation unit value:
    Beginning of period                                                    $20.77               N/A                 N/A
    End of period                                                          $23.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       325                N/A                 N/A

JNL/FMR Capital Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $16.33               N/A                 N/A
    End of period                                                          $18.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       954                N/A                 N/A

JNL/Select Global Growth Division617

  Accumulation unit value:
    Beginning of period                                                    $18.54               N/A                 N/A
    End of period                                                          $20.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,199               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division618

  Accumulation unit value:
    Beginning of period                                                    $14.47               N/A                 N/A
    End of period                                                          $15.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,200               N/A                 N/A

JNL/Eagle Core Equity Division618

  Accumulation unit value:
    Beginning of period                                                    $14.13               N/A                 N/A
    End of period                                                          $15.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,918               N/A                 N/A

JNL/Eagle SmallCap Equity Division606

  Accumulation unit value:
    Beginning of period                                                    $15.80               N/A                 N/A
    End of period                                                          $17.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,323               N/A                 N/A

JNL/Select Balanced Division608

  Accumulation unit value:
    Beginning of period                                                    $19.00               N/A                 N/A
    End of period                                                          $20.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,073               N/A                 N/A

JNL/Putnam Equity Division665

  Accumulation unit value:
    Beginning of period                                                    $16.12               N/A                 N/A
    End of period                                                          $17.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,321               N/A                 N/A

JNL/PPM America High Yield Bond Division608

  Accumulation unit value:
    Beginning of period                                                    $13.69               N/A                 N/A
    End of period                                                          $14.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division674

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $10.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Value Equity Division659

  Accumulation unit value:
    Beginning of period                                                    $16.36               N/A                 N/A
    End of period                                                          $17.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       505                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division432

  Accumulation unit value:
    Beginning of period                                                    $15.78              $15.48               N/A
    End of period                                                          $16.42              $15.78               N/A
  Accumulation units outstanding
  at the end of period                                                      1,569                87                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division589

  Accumulation unit value:
    Beginning of period                                                    $13.32               N/A                 N/A
    End of period                                                          $13.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,274               N/A                 N/A

JNL/T. Rowe Price Established Growth Division584

  Accumulation unit value:
    Beginning of period                                                    $20.67               N/A                 N/A
    End of period                                                          $22.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,290               N/A                 N/A

JNL/JPMorgan International Equity Division589

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $11.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,500               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division584

  Accumulation unit value:
    Beginning of period                                                    $25.62               N/A                 N/A
    End of period                                                          $29.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,557               N/A                 N/A

JNL/Alliance Capital Growth Division598

  Accumulation unit value:
    Beginning of period                                                     $8.74               N/A                 N/A
    End of period                                                           $9.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,080               N/A                 N/A

JNL/JPMorgan International Value Division583

  Accumulation unit value:
    Beginning of period                                                     $7.89               N/A                 N/A
    End of period                                                           $9.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,859               N/A                 N/A

JNL/PIMCO Total Return Bond Division583

  Accumulation unit value:
    Beginning of period                                                    $12.34               N/A                 N/A
    End of period                                                          $12.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,478               N/A                 N/A

JNL/Lazard Small Cap Value Division589

  Accumulation unit value:
    Beginning of period                                                    $12.05               N/A                 N/A
    End of period                                                          $13.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,901               N/A                 N/A

JNL/Lazard Mid Cap Value Division589

  Accumulation unit value:
    Beginning of period                                                    $13.87               N/A                 N/A
    End of period                                                          $15.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,744               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.66               N/A                 N/A
    End of period                                                          $11.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,625               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division585

  Accumulation unit value:
    Beginning of period                                                     $7.00               N/A                 N/A
    End of period                                                           $7.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,331               N/A                 N/A

JNL/MCM The DowSM 10 Division432

  Accumulation unit value:
    Beginning of period                                                     $8.95              $8.05                N/A
    End of period                                                           $8.96              $8.95                N/A
  Accumulation units outstanding
  at the end of period                                                     96,579              3,822                N/A

JNL/MCM The S&P(R) 10 Division432

  Accumulation unit value:
    Beginning of period                                                     $8.12              $7.46                N/A
    End of period                                                           $9.30              $8.12                N/A
  Accumulation units outstanding
  at the end of period                                                     76,438              4,127                N/A

JNL/MCM Global 15 Division432

  Accumulation unit value:
    Beginning of period                                                     $8.82              $8.73                N/A
    End of period                                                          $11.00              $8.82                N/A
  Accumulation units outstanding
  at the end of period                                                     68,655              3,769                N/A

JNL/MCM 25 Division432

  Accumulation unit value:
    Beginning of period                                                     $9.42              $8.41                N/A
    End of period                                                          $11.18              $9.42                N/A
  Accumulation units outstanding
  at the end of period                                                     65,387              3,617                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division432

  Accumulation unit value:
    Beginning of period                                                    $15.69              $15.01               N/A
    End of period                                                          $17.19              $15.69               N/A
  Accumulation units outstanding
  at the end of period                                                     38,642              2,034                N/A

JNL/MCM Technology Sector Division598

  Accumulation unit value:
    Beginning of period                                                     $5.16               N/A                 N/A
    End of period                                                           $5.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,015               N/A                 N/A

JNL/MCM Healthcare Sector Division584

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,845               N/A                 N/A

JNL/MCM Financial Sector Division584

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,381               N/A                 N/A

JNL/MCM Oil & Gas Sector Division614

  Accumulation unit value:
    Beginning of period                                                    $14.30               N/A                 N/A
    End of period                                                          $16.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,278               N/A                 N/A

JNL/MCM Consumer Brands Sector Division620

  Accumulation unit value:
    Beginning of period                                                     $8.96               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,044               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division614

  Accumulation unit value:
    Beginning of period                                                     $3.75               N/A                 N/A
    End of period                                                           $4.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,643               N/A                 N/A

JNL/Putnam Midcap Growth Division598

  Accumulation unit value:
    Beginning of period                                                     $6.36               N/A                 N/A
    End of period                                                           $7.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,002               N/A                 N/A

JNL/FMR Balanced Division583

  Accumulation unit value:
    Beginning of period                                                     $8.68               N/A                 N/A
    End of period                                                           $9.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,475               N/A                 N/A

JNL/T. Rowe Price Value Division584

  Accumulation unit value:
    Beginning of period                                                    $10.93               N/A                 N/A
    End of period                                                          $12.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,480               N/A                 N/A

JNL/MCM S&P 500 Index Division432

  Accumulation unit value:
    Beginning of period                                                     $9.44              $8.94                N/A
    End of period                                                          $10.11              $9.44                N/A
  Accumulation units outstanding
  at the end of period                                                     73,533               151                 N/A

JNL/MCM S&P 400 MidCap Index Division432

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.44               N/A
    End of period                                                          $12.37              $10.98               N/A
  Accumulation units outstanding
  at the end of period                                                     50,195               129                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division432

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.65               N/A
    End of period                                                          $12.68              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                     38,348               127                 N/A

JNL/MCM International Index Division432

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.36               N/A
    End of period                                                          $13.08              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                     34,891               130                 N/A

JNL/MCM Bond Index Division584

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,652               N/A                 N/A

JNL/Oppenheimer Global Growth Division605

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,167               N/A                 N/A

JNL/Oppenheimer Growth Division639

  Accumulation unit value:
    Beginning of period                                                     $6.84               N/A                 N/A
    End of period                                                           $7.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,345               N/A                 N/A

JNL/AIM Large Cap Growth Division583

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,502               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division621

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       960                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division614

  Accumulation unit value:
    Beginning of period                                                    $14.39               N/A                 N/A
    End of period                                                          $15.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,208               N/A                 N/A

JNL/MCM Nasdaq 15 Division721

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,303               N/A                 N/A

JNL/MCM Value Line 25 Division721

  Accumulation unit value:
    Beginning of period                                                    $10.85               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,291               N/A                 N/A

JNL/MCM VIP Division682

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,997               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division682

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,848               N/A                 N/A

JNL/S&P Managed Moderate Growth Division568

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $11.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     132,009              N/A                 N/A

JNL/S&P Managed Growth Division480

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.77               N/A
    End of period                                                          $11.82              $10.90               N/A
  Accumulation units outstanding
  at the end of period                                                     37,521                97                 N/A

JNL/S&P Managed Aggressive Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A                 N/A
    End of period                                                          $11.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,728               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I583

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I627

  Accumulation unit value:
    Beginning of period                                                     $9.25               N/A                 N/A
    End of period                                                           $9.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I596

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division645

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division595

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division583

  Accumulation unit value:
    Beginning of period                                                     $9.65               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division694

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,130               N/A                 N/A

JNL/S&P Managed Moderate Division709

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,874               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.72% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3% AND THREE
YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division609

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,722               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.745% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
 ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
COMBINED DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
  AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division315

  Accumulation unit value:
    Beginning of period                                                    $21.11              $16.93               N/A
    End of period                                                          $22.94              $21.11               N/A
  Accumulation units outstanding
  at the end of period                                                       226                236                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division526

  Accumulation unit value:
    Beginning of period                                                    $15.64               N/A                 N/A
    End of period                                                          $15.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       84                 N/A                 N/A

JNL/Eagle Core Equity Division423

  Accumulation unit value:
    Beginning of period                                                    $14.86              $13.74               N/A
    End of period                                                          $15.37              $14.86               N/A
  Accumulation units outstanding
  at the end of period                                                      2,696               729                 N/A

JNL/Eagle SmallCap Equity Division423

  Accumulation unit value:
    Beginning of period                                                    $15.15              $14.24               N/A
    End of period                                                          $17.51              $15.15               N/A
  Accumulation units outstanding
  at the end of period                                                      1,664               689                 N/A

JNL/Select Balanced Division526

  Accumulation unit value:
    Beginning of period                                                    $19.33               N/A                 N/A
    End of period                                                          $20.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,470               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division526

  Accumulation unit value:
    Beginning of period                                                    $13.88               N/A                 N/A
    End of period                                                          $14.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division472

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.98               N/A
    End of period                                                          $10.75              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                      1,383              1,208                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division526

  Accumulation unit value:
    Beginning of period                                                    $15.85               N/A                 N/A
    End of period                                                          $16.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       741                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division458

  Accumulation unit value:
    Beginning of period                                                    $21.19              $19.73               N/A
    End of period                                                          $22.65              $21.19               N/A
  Accumulation units outstanding
  at the end of period                                                       542               1,590                N/A

JNL/JPMorgan International Equity Division315

  Accumulation unit value:
    Beginning of period                                                    $10.46              $8.16                N/A
    End of period                                                          $11.84              $10.46               N/A
  Accumulation units outstanding
  at the end of period                                                       446                487                 N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division315

  Accumulation unit value:
    Beginning of period                                                    $25.61              $19.64               N/A
    End of period                                                          $29.41              $25.61               N/A
  Accumulation units outstanding
  at the end of period                                                      1,415              2,622                N/A

JNL/Alliance Capital Growth Division310

  Accumulation unit value:
    Beginning of period                                                     $8.76              $7.44                N/A
    End of period                                                           $9.06              $8.76                N/A
  Accumulation units outstanding
  at the end of period                                                      2,559              1,767                N/A

JNL/JPMorgan International Value Division310

  Accumulation unit value:
    Beginning of period                                                     $8.01              $5.67                N/A
    End of period                                                           $9.55              $8.01                N/A
  Accumulation units outstanding
  at the end of period                                                      6,316               108                 N/A

JNL/PIMCO Total Return Bond Division310

  Accumulation unit value:
    Beginning of period                                                    $12.54              $12.46               N/A
    End of period                                                          $12.74              $12.54               N/A
  Accumulation units outstanding
  at the end of period                                                      3,332              1,910                N/A

JNL/Lazard Small Cap Value Division310

  Accumulation unit value:
    Beginning of period                                                    $11.89              $8.59                N/A
    End of period                                                          $13.35              $11.89               N/A
  Accumulation units outstanding
  at the end of period                                                      6,503              1,538                N/A

JNL/Lazard Mid Cap Value Division310

  Accumulation unit value:
    Beginning of period                                                    $12.96              $10.06               N/A
    End of period                                                          $15.73              $12.96               N/A
  Accumulation units outstanding
  at the end of period                                                      2,551              2,568                N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.64               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,121               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division423

  Accumulation unit value:
    Beginning of period                                                     $7.13              $6.49                N/A
    End of period                                                           $7.72              $7.13                N/A
  Accumulation units outstanding
  at the end of period                                                      6,453              2,163                N/A

JNL/MCM The DowSM 10 Division287

  Accumulation unit value:
    Beginning of period                                                     $8.94              $6.31                N/A
    End of period                                                           $8.94              $8.94                N/A
  Accumulation units outstanding
  at the end of period                                                     14,307              1,366                N/A

JNL/MCM The S&P(R) 10 Division287

  Accumulation unit value:
    Beginning of period                                                     $8.11              $6.46                N/A
    End of period                                                           $9.28              $8.11                N/A
  Accumulation units outstanding
  at the end of period                                                     13,882              1,363                N/A

JNL/MCM Global 15 Division287

  Accumulation unit value:
    Beginning of period                                                     $8.80              $5.87                N/A
    End of period                                                          $10.97              $8.80                N/A
  Accumulation units outstanding
  at the end of period                                                     10,528              1,475                N/A

JNL/MCM 25 Division287

  Accumulation unit value:
    Beginning of period                                                     $9.41              6.48.                N/A
    End of period                                                          $11.16              $9.41                N/A
  Accumulation units outstanding
  at the end of period                                                     10,433              2,471                N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division287

  Accumulation unit value:
    Beginning of period                                                    $15.66              $10.32               N/A
    End of period                                                          $17.16              $15.66               N/A
  Accumulation units outstanding
  at the end of period                                                      6,347              2,923                N/A

JNL/MCM Technology Sector Division718

  Accumulation unit value:
    Beginning of period                                                     $5.37               N/A                 N/A
    End of period                                                           $5.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,322               N/A                 N/A

JNL/MCM Healthcare Sector Division597

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $10.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,674               N/A                 N/A

JNL/MCM Financial Sector Division597

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $11.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,582               N/A                 N/A

JNL/MCM Oil & Gas Sector Division634

  Accumulation unit value:
    Beginning of period                                                    $14.11               N/A                 N/A
    End of period                                                          $16.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,011               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division310

  Accumulation unit value:
    Beginning of period                                                     $6.17              $4.71                N/A
    End of period                                                           $7.12              $6.17                N/A
  Accumulation units outstanding
  at the end of period                                                      4,081              3,358                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division526

  Accumulation unit value:
    Beginning of period                                                    $11.57               N/A                 N/A
    End of period                                                          $12.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,129               N/A                 N/A

JNL/MCM S&P 500 Index Division362

  Accumulation unit value:
    Beginning of period                                                     $9.43              $8.42                N/A
    End of period                                                          $10.10              $9.43                N/A
  Accumulation units outstanding
  at the end of period                                                      2,795              1,026                N/A

JNL/MCM S&P 400 MidCap Index Division362

  Accumulation unit value:
    Beginning of period                                                    $10.97              $9.40                N/A
    End of period                                                          $12.36              $10.97               N/A
  Accumulation units outstanding
  at the end of period                                                      2,338               937                 N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division362

  Accumulation unit value:
    Beginning of period                                                    $11.09              $9.21                N/A
    End of period                                                          $12.67              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                      2,336              3,961                N/A

JNL/MCM International Index Division487

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $13.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,205               N/A                 N/A

JNL/MCM Bond Index Division557

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       225                N/A                 N/A

JNL/Oppenheimer Global Growth Division310

  Accumulation unit value:
    Beginning of period                                                     $9.40              $6.56                N/A
    End of period                                                          $10.79              $9.40                N/A
  Accumulation units outstanding
  at the end of period                                                      1,472               682                 N/A

JNL/Oppenheimer Growth Division315

  Accumulation unit value:
    Beginning of period                                                     $7.70              $6.93                N/A
    End of period                                                           $7.81              $7.70                N/A
  Accumulation units outstanding
  at the end of period                                                       659                614                 N/A

JNL/AIM Large Cap Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $10.02              $8.07                N/A
    End of period                                                          $10.72              $10.02               N/A
  Accumulation units outstanding
  at the end of period                                                      2,422              2,528                N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $11.00              $7.93                N/A
    End of period                                                          $11.43              $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                       552                529                 N/A

JNL/AIM Premier Equity II Division526

  Accumulation unit value:
    Beginning of period                                                     $9.39               N/A                 N/A
    End of period                                                           $8.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division362

  Accumulation unit value:
    Beginning of period                                                    $14.29              $12.28               N/A
    End of period                                                          $15.95              $14.29               N/A
  Accumulation units outstanding
  at the end of period                                                       507                701                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division712

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,020               N/A                 N/A

JNL/S&P Managed Moderate Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.38               N/A
    End of period                                                          $11.51              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                     21,428              1,297                N/A

JNL/S&P Managed Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.40               N/A
    End of period                                                          $11.79              $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                      8,629              1,294                N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $11.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,203               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I287

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.12                N/A
    End of period                                                           $9.61              $9.52                N/A
  Accumulation units outstanding
  at the end of period                                                        -                10,749               N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division278

  Accumulation unit value:
    Beginning of period                                                     $9.73              $7.25                N/A
    End of period                                                           $9.82              $9.73                N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,621                N/A

JNL/S&P Core Index 100 Division423

  Accumulation unit value:
    Beginning of period                                                    $10.02              $9.39                N/A
    End of period                                                          $10.11              $10.02               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,985                N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.75% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division353

  Accumulation unit value:
    Beginning of period                                                    $21.11              $18.92               N/A
    End of period                                                          $22.93              $21.11               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/FMR Capital Growth Division354

  Accumulation unit value:
    Beginning of period                                                    $16.07              $13.94               N/A
    End of period                                                          $18.43              $16.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Global Growth Division628

  Accumulation unit value:
    Beginning of period                                                    $17.57               N/A                 N/A
    End of period                                                          $20.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       80                 N/A                 N/A

JNL/Alger Growth Division353

  Accumulation unit value:
    Beginning of period                                                    $15.08              $13.47               N/A
    End of period                                                          $15.41              $15.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division472

  Accumulation unit value:
    Beginning of period                                                    $15.14              $14.38               N/A
    End of period                                                          $17.50              $15.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Balanced Division108

  Accumulation unit value:
    Beginning of period                                                    $18.74              $15.85             $17.18
    End of period                                                          $20.22              $18.74             $15.85
  Accumulation units outstanding
  at the end of period                                                      1,443                -                   -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division354

  Accumulation unit value:
    Beginning of period                                                    $13.80              $13.14               N/A
    End of period                                                          $14.12              $13.80               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division354

  Accumulation unit value:
    Beginning of period                                                    $16.30              $14.79               N/A
    End of period                                                          $17.41              $16.30               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Salomon Brothers Strategic Bond Division354

  Accumulation unit value:
    Beginning of period                                                    $15.72              $15.57               N/A
    End of period                                                          $16.35              $15.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division108

  Accumulation unit value:
    Beginning of period                                                    $13.55              $13.76             $12.87
    End of period                                                          $13.69              $13.55             $13.76
  Accumulation units outstanding
  at the end of period                                                       369                 -                   -

JNL/T. Rowe Price Established Growth Division354

  Accumulation unit value:
    Beginning of period                                                    $21.19              $18.83               N/A
    End of period                                                          $22.62              $21.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Equity Division634

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $11.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       474                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division353

  Accumulation unit value:
    Beginning of period                                                    $25.60              $22.38               N/A
    End of period                                                          $29.39              $25.60               N/A
  Accumulation units outstanding
  at the end of period                                                       741                 -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division628

  Accumulation unit value:
    Beginning of period                                                     $7.93               N/A                 N/A
    End of period                                                           $9.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       862                N/A                 N/A

JNL/PIMCO Total Return Bond Division108

  Accumulation unit value:
    Beginning of period                                                    $12.54              $12.30             $11.83
    End of period                                                          $12.73              $12.54             $12.30
  Accumulation units outstanding
  at the end of period                                                       793                 -                   -

JNL/Lazard Small Cap Value Division354

  Accumulation unit value:
    Beginning of period                                                    $11.89              $9.66                N/A
    End of period                                                          $13.34              $11.89               N/A
  Accumulation units outstanding
  at the end of period                                                       713                 -                  N/A

JNL/Lazard Mid Cap Value Division354

  Accumulation unit value:
    Beginning of period                                                    $12.96              $11.15               N/A
    End of period                                                          $15.72              $12.96               N/A
  Accumulation units outstanding
  at the end of period                                                      1,408                -                  N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.63               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       437                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division405

  Accumulation unit value:
    Beginning of period                                                     $8.94              $8.17                N/A
    End of period                                                           $8.94              $8.94                N/A
  Accumulation units outstanding
  at the end of period                                                       304                 -                  N/A

JNL/MCM The S&P(R) 10 Division405

  Accumulation unit value:
    Beginning of period                                                     $8.10              $7.55                N/A
    End of period                                                           $9.28              $8.10                N/A
  Accumulation units outstanding
  at the end of period                                                      5,068                -                  N/A

JNL/MCM Global 15 Division574

  Accumulation unit value:
    Beginning of period                                                     $8.88               N/A                 N/A
    End of period                                                          $10.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,062               N/A                 N/A

JNL/MCM 25 Division405

  Accumulation unit value:
    Beginning of period                                                     $9.40              $8.25                N/A
    End of period                                                          $11.15              $9.40                N/A
  Accumulation units outstanding
  at the end of period                                                      3,516                -                  N/A

JNL/MCM Select Small-Cap Division353

  Accumulation unit value:
    Beginning of period                                                    $15.66              $12.72               N/A
    End of period                                                          $17.15              $15.66               N/A
  Accumulation units outstanding
  at the end of period                                                      2,525                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division628

  Accumulation unit value:
    Beginning of period                                                     $4.74               N/A                 N/A
    End of period                                                           $5.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       127                N/A                 N/A

JNL/MCM Healthcare Sector Division624

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       260                N/A                 N/A

JNL/MCM Financial Sector Division624

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division628

  Accumulation unit value:
    Beginning of period                                                    $14.37               N/A                 N/A
    End of period                                                          $16.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       398                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division624

  Accumulation unit value:
    Beginning of period                                                     $6.05               N/A                 N/A
    End of period                                                           $7.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/FMR Balanced Division354

  Accumulation unit value:
    Beginning of period                                                     $8.99              $8.56                N/A
    End of period                                                           $9.57              $8.99                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T. Rowe Price Value Division354

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.48                N/A
    End of period                                                          $12.41              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                      1,514                -                  N/A

JNL/MCM S&P 500 Index Division558

  Accumulation unit value:
    Beginning of period                                                     $9.52               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,313               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division558

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $12.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       461                N/A                 N/A

JNL/MCM Small Cap Index Division354

  Accumulation unit value:
    Beginning of period                                                    $11.09              $8.85                N/A
    End of period                                                          $12.66              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division558

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $13.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       113                N/A                 N/A

JNL/MCM Bond Index Division354

  Accumulation unit value:
    Beginning of period                                                    $10.60              $10.83               N/A
    End of period                                                          $10.68              $10.60               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Oppenheimer Global Growth Division354

  Accumulation unit value:
    Beginning of period                                                     $9.40              $7.58                N/A
    End of period                                                          $10.78              $9.40                N/A
  Accumulation units outstanding
  at the end of period                                                      1,868                -                  N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division585

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       250                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division628

  Accumulation unit value:
    Beginning of period                                                    $14.37               N/A                 N/A
    End of period                                                          $15.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,163               N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division383

  Accumulation unit value:
    Beginning of period                                                    $10.80              $9.85                N/A
    End of period                                                          $11.51              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                      3,581                -                  N/A

JNL/S&P Managed Growth Division585

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,281               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division472

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.14               N/A
    End of period                                                          $11.57              $10.57               N/A
  Accumulation units outstanding
  at the end of period                                                      3,050                -                  N/A

JNL/S&P Very Aggressive Growth Division I472

  Accumulation unit value:
    Beginning of period                                                    $10.19              $9.72                N/A
    End of period                                                          $10.33              $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Growth Division I598

  Accumulation unit value:
    Beginning of period                                                     $9.55               N/A                 N/A
    End of period                                                           $9.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I624

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division472

  Accumulation unit value:
    Beginning of period                                                     $9.73              $9.27                N/A
    End of period                                                           $9.82              $9.73                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Core Index 100 Division585

  Accumulation unit value:
    Beginning of period                                                     $9.81               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division581

  Accumulation unit value:
    Beginning of period                                                     $9.65               N/A                 N/A
    End of period                                                          $10.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.76% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division705

  Accumulation unit value:
    Beginning of period                                                    $22.22               N/A                 N/A
    End of period                                                          $22.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        7                 N/A                 N/A

JNL/FMR Capital Growth Division702

  Accumulation unit value:
    Beginning of period                                                    $17.20               N/A                 N/A
    End of period                                                          $18.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       121                N/A                 N/A

JNL/Select Global Growth Division705

  Accumulation unit value:
    Beginning of period                                                    $19.88               N/A                 N/A
    End of period                                                          $20.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       10                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division705

  Accumulation unit value:
    Beginning of period                                                    $14.87               N/A                 N/A
    End of period                                                          $15.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       30                 N/A                 N/A

JNL/Eagle Core Equity Division713

  Accumulation unit value:
    Beginning of period                                                    $14.90               N/A                 N/A
    End of period                                                          $15.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       391                N/A                 N/A

JNL/Eagle SmallCap Equity Division705

  Accumulation unit value:
    Beginning of period                                                    $16.57               N/A                 N/A
    End of period                                                          $17.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       708                N/A                 N/A

JNL/Select Balanced Division709

  Accumulation unit value:
    Beginning of period                                                    $19.65               N/A                 N/A
    End of period                                                          $20.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       260                N/A                 N/A

JNL/Putnam Equity Division710

  Accumulation unit value:
    Beginning of period                                                    $16.91               N/A                 N/A
    End of period                                                          $17.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       343                N/A                 N/A

JNL/PPM America High Yield Bond Division450

  Accumulation unit value:
    Beginning of period                                                    $13.78              $13.43               N/A
    End of period                                                          $14.11              $13.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,936                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division702

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,091               N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                    $15.45               N/A                 N/A
    End of period                                                          $16.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       285                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                    $13.27               N/A                 N/A
    End of period                                                          $13.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       600                N/A                 N/A

JNL/T. Rowe Price Established Growth Division440

  Accumulation unit value:
    Beginning of period                                                    $21.16              $19.57               N/A
    End of period                                                          $22.62              $21.16               N/A
  Accumulation units outstanding
  at the end of period                                                      1,590               850                 N/A

JNL/JPMorgan International Equity Division549

  Accumulation unit value:
    Beginning of period                                                    $10.83               N/A                 N/A
    End of period                                                          $11.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       270                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division678

  Accumulation unit value:
    Beginning of period                                                    $26.74               N/A                 N/A
    End of period                                                          $29.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,843               N/A                 N/A

JNL/Alliance Capital Growth Division719

  Accumulation unit value:
    Beginning of period                                                     $8.97               N/A                 N/A
    End of period                                                           $9.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       345                N/A                 N/A

JNL/JPMorgan International Value Division549

  Accumulation unit value:
    Beginning of period                                                     $8.59               N/A                 N/A
    End of period                                                           $9.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       646                N/A                 N/A

JNL/PIMCO Total Return Bond Division678

  Accumulation unit value:
    Beginning of period                                                    $12.62               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,049               N/A                 N/A

JNL/Lazard Small Cap Value Division702

  Accumulation unit value:
    Beginning of period                                                    $12.60               N/A                 N/A
    End of period                                                          $13.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       316                N/A                 N/A

JNL/Lazard Mid Cap Value Division702

  Accumulation unit value:
    Beginning of period                                                    $14.77               N/A                 N/A
    End of period                                                          $15.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,492               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A                 N/A
    End of period                                                          $11.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,348               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division546

  Accumulation unit value:
    Beginning of period                                                     $8.73               N/A                 N/A
    End of period                                                           $8.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,895               N/A                 N/A

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                     $7.98               N/A                 N/A
    End of period                                                           $9.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,070               N/A                 N/A

JNL/MCM Global 15 Division479

  Accumulation unit value:
    Beginning of period                                                     $8.80              $8.57                N/A
    End of period                                                          $10.97              $8.80                N/A
  Accumulation units outstanding
  at the end of period                                                     29,664              3,034                N/A

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                          $11.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,953               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                    $15.05               N/A                 N/A
    End of period                                                          $17.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,754               N/A                 N/A

JNL/MCM Technology Sector Division705

  Accumulation unit value:
    Beginning of period                                                     $5.23               N/A                 N/A
    End of period                                                           $5.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       584                N/A                 N/A

JNL/MCM Healthcare Sector Division705

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       326                N/A                 N/A

JNL/MCM Financial Sector Division734

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $11.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       913                N/A                 N/A

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                    $13.69               N/A                 N/A
    End of period                                                          $16.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,640               N/A                 N/A

JNL/MCM Consumer Brands Sector Division710

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,151               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division710

  Accumulation unit value:
    Beginning of period                                                     $9.33               N/A                 N/A
    End of period                                                           $9.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,370               N/A                 N/A

JNL/T. Rowe Price Value Division440

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.04               N/A
    End of period                                                          $12.41              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                      5,778              4,153                N/A

JNL/MCM S&P 500 Index Division709

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,199               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division592

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $12.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,817               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division574

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $12.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,851               N/A                 N/A

JNL/MCM International Index Division546

  Accumulation unit value:
    Beginning of period                                                    $11.49               N/A                 N/A
    End of period                                                          $13.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,464               N/A                 N/A

JNL/MCM Bond Index Division724

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,774               N/A                 N/A

JNL/Oppenheimer Global Growth Division549

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       501                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division705

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,324               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division705

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       161                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division705

  Accumulation unit value:
    Beginning of period                                                    $15.55               N/A                 N/A
    End of period                                                          $15.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       54                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division710

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $11.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,209               N/A                 N/A

JNL/MCM VIP Division710

  Accumulation unit value:
    Beginning of period                                                    $10.52               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,677               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division694

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     97,089               N/A                 N/A

JNL/S&P Managed Moderate Growth Division734

  Accumulation unit value:
    Beginning of period                                                    $11.49               N/A                 N/A
    End of period                                                          $11.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,131               N/A                 N/A

JNL/S&P Managed Growth Division434

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.41               N/A
    End of period                                                          $11.78              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                     18,711              6,994                N/A

JNL/S&P Managed Aggressive Growth Division512

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $11.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,669               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I542

  Accumulation unit value:
    Beginning of period                                                     $9.63               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division694

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,935               N/A                 N/A

JNL/S&P Managed Moderate Division724

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,428               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.77% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3% EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division534

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       742                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division534

  Accumulation unit value:
    Beginning of period                                                    $13.47               N/A                 N/A
    End of period                                                          $15.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       573                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division502

  Accumulation unit value:
    Beginning of period                                                     $7.38               N/A                 N/A
    End of period                                                           $7.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,752               N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division534

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       774                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division534

  Accumulation unit value:
    Beginning of period                                                    $11.05               N/A                 N/A
    End of period                                                          $12.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       699                N/A                 N/A

JNL/MCM S&P 500 Index Division504

  Accumulation unit value:
    Beginning of period                                                     $9.55               N/A                 N/A
    End of period                                                          $10.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,314               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.36               N/A
    End of period                                                          $11.50              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                      2,468              2,468                N/A

JNL/S&P Managed Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.39               N/A
    End of period                                                          $11.77              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                      7,397              2,462                N/A

JNL/S&P Managed Aggressive Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.01               N/A
    End of period                                                          $11.56              $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                      2,554              2,554                N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division456

  Accumulation unit value:
    Beginning of period                                                    $10.01              $9.56                N/A
    End of period                                                          $10.10              $10.01               N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,350                N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.795% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division721

  Accumulation unit value:
    Beginning of period                                                     $9.11               N/A                 N/A
    End of period                                                           $9.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       778                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division721

  Accumulation unit value:
    Beginning of period                                                    $12.88               N/A                 N/A
    End of period                                                          $13.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       550                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division521

  Accumulation unit value:
    Beginning of period                                                     $8.92               N/A                 N/A
    End of period                                                           $8.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,548               N/A                 N/A

JNL/MCM The S&P(R) 10 Division521

  Accumulation unit value:
    Beginning of period                                                     $8.08               N/A                 N/A
    End of period                                                           $9.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,571               N/A                 N/A

JNL/MCM Global 15 Division521

  Accumulation unit value:
    Beginning of period                                                     $9.65               N/A                 N/A
    End of period                                                          $10.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       509                N/A                 N/A

JNL/MCM 25 Division521

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A                 N/A
    End of period                                                          $11.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       109                N/A                 N/A

JNL/MCM Select Small-Cap Division521

  Accumulation unit value:
    Beginning of period                                                    $14.81               N/A                 N/A
    End of period                                                          $17.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       313                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division682

  Accumulation unit value:
    Beginning of period                                                    $15.33               N/A                 N/A
    End of period                                                          $16.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,171               N/A                 N/A

JNL/MCM Consumer Brands Sector Division682

  Accumulation unit value:
    Beginning of period                                                     $9.04               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       451                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division721

  Accumulation unit value:
    Beginning of period                                                    $11.91               N/A                 N/A
    End of period                                                          $12.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       595                N/A                 N/A

JNL/MCM S&P 500 Index Division682

  Accumulation unit value:
    Beginning of period                                                     $9.30               N/A                 N/A
    End of period                                                          $10.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       877                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division682

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $12.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       743                N/A                 N/A

JNL/MCM Small Cap Index Division682

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $12.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       734                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division682

  Accumulation unit value:
    Beginning of period                                                    $11.49               N/A                 N/A
    End of period                                                          $13.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       710                N/A                 N/A

JNL/MCM Bond Index Division682

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       763                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division682

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       825                N/A                 N/A

JNL/MCM Value Line 25 Division682

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $11.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       849                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division417

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.16               N/A
    End of period                                                          $11.48              $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                      2,007              2,010                N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division734

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,676               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.81% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division652

  Accumulation unit value:
    Beginning of period                                                    $20.15               N/A                 N/A
    End of period                                                          $22.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,379               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division449

  Accumulation unit value:
    Beginning of period                                                    $15.01              $14.61               N/A
    End of period                                                          $15.33              $15.01               N/A
  Accumulation units outstanding
  at the end of period                                                      1,778              2,272                N/A

JNL/Eagle Core Equity Division449

  Accumulation unit value:
    Beginning of period                                                    $14.79              $14.16               N/A
    End of period                                                          $15.29              $14.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,413                N/A

JNL/Eagle SmallCap Equity Division452

  Accumulation unit value:
    Beginning of period                                                    $15.08              $14.86               N/A
    End of period                                                          $17.41              $15.08               N/A
  Accumulation units outstanding
  at the end of period                                                      1,787               867                 N/A

JNL/Select Balanced Division449

  Accumulation unit value:
    Beginning of period                                                    $18.65              $17.94               N/A
    End of period                                                          $20.10              $18.65               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,115                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division452

  Accumulation unit value:
    Beginning of period                                                    $13.72              $13.83               N/A
    End of period                                                          $14.04              $13.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 481                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division544

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Value Equity Division449

  Accumulation unit value:
    Beginning of period                                                    $16.23              $15.33               N/A
    End of period                                                          $17.31              $16.23               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,305                N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division449

  Accumulation unit value:
    Beginning of period                                                    $21.07              $19.98               N/A
    End of period                                                          $22.51              $21.07               N/A
  Accumulation units outstanding
  at the end of period                                                     11,094              1,828                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division449

  Accumulation unit value:
    Beginning of period                                                    $25.46              $24.84               N/A
    End of period                                                          $29.22              $25.46               N/A
  Accumulation units outstanding
  at the end of period                                                      4,206              1,211                N/A

JNL/Alliance Capital Growth Division452

  Accumulation unit value:
    Beginning of period                                                     $8.72              $8.43                N/A
    End of period                                                           $9.02              $8.72                N/A
  Accumulation units outstanding
  at the end of period                                                      1,182              1,183                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.98                N/A
    End of period                                                           $9.50              $7.98                N/A
  Accumulation units outstanding
  at the end of period                                                      2,264               455                 N/A

JNL/PIMCO Total Return Bond Division645

  Accumulation unit value:
    Beginning of period                                                    $12.58               N/A                 N/A
    End of period                                                          $12.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       568                N/A                 N/A

JNL/Lazard Small Cap Value Division449

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.40               N/A
    End of period                                                          $13.29              $11.85               N/A
  Accumulation units outstanding
  at the end of period                                                      7,161              2,033                N/A

JNL/Lazard Mid Cap Value Division449

  Accumulation unit value:
    Beginning of period                                                    $12.91              $12.43               N/A
    End of period                                                          $15.66              $12.91               N/A
  Accumulation units outstanding
  at the end of period                                                       952               1,890                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.59               N/A                 N/A
    End of period                                                          $11.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,535               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division452

  Accumulation unit value:
    Beginning of period                                                     $7.11              $6.67                N/A
    End of period                                                           $7.69              $7.11                N/A
  Accumulation units outstanding
  at the end of period                                                      1,476              1,477                N/A

JNL/MCM The DowSM 10 Division449

  Accumulation unit value:
    Beginning of period                                                     $8.91              $8.03                N/A
    End of period                                                           $8.91              $8.91                N/A
  Accumulation units outstanding
  at the end of period                                                     16,284              7,426                N/A

JNL/MCM The S&P(R) 10 Division456

  Accumulation unit value:
    Beginning of period                                                     $8.08              $7.46                N/A
    End of period                                                           $9.25              $8.08                N/A
  Accumulation units outstanding
  at the end of period                                                      8,692              3,981                N/A

JNL/MCM Global 15 Division456

  Accumulation unit value:
    Beginning of period                                                     $8.78              $8.26                N/A
    End of period                                                          $10.94              $8.78                N/A
  Accumulation units outstanding
  at the end of period                                                     11,265              3,617                N/A

JNL/MCM 25 Division456

  Accumulation unit value:
    Beginning of period                                                     $9.38              $8.38                N/A
    End of period                                                          $11.12              $9.38                N/A
  Accumulation units outstanding
  at the end of period                                                     11,370              3,508                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division449

  Accumulation unit value:
    Beginning of period                                                    $15.62              $15.36               N/A
    End of period                                                          $17.10              $15.62               N/A
  Accumulation units outstanding
  at the end of period                                                      5,829              3,460                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division615

  Accumulation unit value:
    Beginning of period                                                    $14.31               N/A                 N/A
    End of period                                                          $16.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,927               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division558

  Accumulation unit value:
    Beginning of period                                                     $6.43               N/A                 N/A
    End of period                                                           $7.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,070               N/A                 N/A

JNL/FMR Balanced Division449

  Accumulation unit value:
    Beginning of period                                                     $8.97              $8.71                N/A
    End of period                                                           $9.54              $8.97                N/A
  Accumulation units outstanding
  at the end of period                                                      2,371              2,296                N/A

JNL/T. Rowe Price Value Division449

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.40               N/A
    End of period                                                          $12.38              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                     36,059              5,109                N/A

JNL/MCM S&P 500 Index Division530

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,004               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division452

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.53               N/A
    End of period                                                          $12.34              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                     42,068               610                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division546

  Accumulation unit value:
    Beginning of period                                                    $11.53               N/A                 N/A
    End of period                                                          $12.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,614               N/A                 N/A

JNL/MCM International Index Division449

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.24               N/A
    End of period                                                          $13.04              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     48,597               976                 N/A

JNL/MCM Bond Index Division621

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,205               N/A                 N/A

JNL/Oppenheimer Global Growth Division449

  Accumulation unit value:
    Beginning of period                                                     $9.39              $8.77                N/A
    End of period                                                          $10.77              $9.39                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,281                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division449

  Accumulation unit value:
    Beginning of period                                                    $10.00              $9.97                N/A
    End of period                                                          $10.70              $10.00               N/A
  Accumulation units outstanding
  at the end of period                                                      1,332              2,006                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division452

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.68               N/A
    End of period                                                          $11.41              $10.98               N/A
  Accumulation units outstanding
  at the end of period                                                      1,394               602                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division449

  Accumulation unit value:
    Beginning of period                                                    $14.28              $13.52               N/A
    End of period                                                          $15.93              $14.28               N/A
  Accumulation units outstanding
  at the end of period                                                       389               1,480                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division711

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $11.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,860               N/A                 N/A

JNL/MCM VIP Division713

  Accumulation unit value:
    Beginning of period                                                    $10.64               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,272               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division452

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.32               N/A
    End of period                                                          $11.46              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                     59,260              1,246                N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.84               N/A
    End of period                                                          $11.74              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                     96,667               349                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.63               N/A                 N/A
    End of period                                                          $11.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     105,396              N/A                 N/A

JNL/S&P Very Aggressive Growth Division I521

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I622

  Accumulation unit value:
    Beginning of period                                                     $9.42               N/A                 N/A
    End of period                                                           $9.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.82% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division451

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.28               N/A
    End of period                                                          $11.46              $10.75               N/A
  Accumulation units outstanding
  at the end of period                                                      5,807              5,807                N/A

JNL/S&P Managed Growth Division451

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.28               N/A
    End of period                                                          $11.73              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                      1,937              1,937                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.845% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL  CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division689

  Accumulation unit value:
    Beginning of period                                                    $13.79               N/A                 N/A
    End of period                                                          $15.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,243               N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division628

  Accumulation unit value:
    Beginning of period                                                    $14.58               N/A                 N/A
    End of period                                                          $17.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,473               N/A                 N/A

JNL/Select Balanced Division724

  Accumulation unit value:
    Beginning of period                                                    $19.79               N/A                 N/A
    End of period                                                          $20.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       56                 N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division607

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $10.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division628

  Accumulation unit value:
    Beginning of period                                                    $24.92               N/A                 N/A
    End of period                                                          $29.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       205                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division689

  Accumulation unit value:
    Beginning of period                                                    $13.69               N/A                 N/A
    End of period                                                          $15.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,251               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division619

  Accumulation unit value:
    Beginning of period                                                     $8.22               N/A                 N/A
    End of period                                                           $8.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       413                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division724

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       206                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division628

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                          $12.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,403               N/A                 N/A

JNL/MCM S&P 500 Index Division619

  Accumulation unit value:
    Beginning of period                                                     $9.27               N/A                 N/A
    End of period                                                          $10.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       366                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division619

  Accumulation unit value:
    Beginning of period                                                    $11.04               N/A                 N/A
    End of period                                                          $12.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       307                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division619

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       308                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division628

  Accumulation unit value:
    Beginning of period                                                     $8.94               N/A                 N/A
    End of period                                                          $10.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,934               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division724

  Accumulation unit value:
    Beginning of period                                                    $15.66               N/A                 N/A
    End of period                                                          $15.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       71                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division724

  Accumulation unit value:
    Beginning of period                                                    $11.29               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       492                N/A                 N/A

JNL/S&P Managed Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.89               N/A                 N/A
    End of period                                                          $11.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       316                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A                 N/A
    End of period                                                          $11.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,724               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I619

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A                 N/A
    End of period                                                           $9.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division619

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division733

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,287               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.85% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINED DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND THREE YEAR WITHDRAWAL
CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division335

  Accumulation unit value:
    Beginning of period                                                    $14.96              $12.70               N/A
    End of period                                                          $15.27              $14.96               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division563

  Accumulation unit value:
    Beginning of period                                                    $14.89               N/A                 N/A
    End of period                                                          $15.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Eagle SmallCap Equity Division608

  Accumulation unit value:
    Beginning of period                                                    $15.76               N/A                 N/A
    End of period                                                          $17.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Balanced Division335

  Accumulation unit value:
    Beginning of period                                                    $18.58              $16.72               N/A
    End of period                                                          $20.03              $18.58               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division397

  Accumulation unit value:
    Beginning of period                                                    $13.68              $12.76               N/A
    End of period                                                          $13.99              $13.68               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division372

  Accumulation unit value:
    Beginning of period                                                    $16.16              $14.54               N/A
    End of period                                                          $17.24              $16.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Salomon Brothers Strategic Bond Division335

  Accumulation unit value:
    Beginning of period                                                    $15.59              $15.32               N/A
    End of period                                                          $16.20              $15.59               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division335

  Accumulation unit value:
    Beginning of period                                                    $13.43              $14.04               N/A
    End of period                                                          $13.55              $13.43               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T. Rowe Price Established Growth Division335

  Accumulation unit value:
    Beginning of period                                                    $21.00              $18.07               N/A
    End of period                                                          $22.43              $21.00               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division335

  Accumulation unit value:
    Beginning of period                                                    $25.38              $20.98               N/A
    End of period                                                          $29.11              $25.38               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division504

  Accumulation unit value:
    Beginning of period                                                     $8.99               N/A                 N/A
    End of period                                                           $8.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/JPMorgan International Value Division372

  Accumulation unit value:
    Beginning of period                                                     $7.96              $6.34                N/A
    End of period                                                           $9.48              $7.96                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PIMCO Total Return Bond Division264

  Accumulation unit value:
    Beginning of period                                                    $12.46              $12.28               N/A
    End of period                                                          $12.65              $12.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Small Cap Value Division335

  Accumulation unit value:
    Beginning of period                                                    $11.82              $9.37                N/A
    End of period                                                          $13.25              $11.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Mid Cap Value Division335

  Accumulation unit value:
    Beginning of period                                                    $12.88              $10.85               N/A
    End of period                                                          $15.62              $12.88               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.56               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division397

  Accumulation unit value:
    Beginning of period                                                     $7.10              $6.31                N/A
    End of period                                                           $7.68              $7.10                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM The DowSM 10 Division607

  Accumulation unit value:
    Beginning of period                                                     $8.39               N/A                 N/A
    End of period                                                           $8.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       211                N/A                 N/A

JNL/MCM The S&P(R) 10 Division563

  Accumulation unit value:
    Beginning of period                                                     $8.35               N/A                 N/A
    End of period                                                           $9.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       202                N/A                 N/A

JNL/MCM Global 15 Division372

  Accumulation unit value:
    Beginning of period                                                     $8.76              $7.49                N/A
    End of period                                                          $10.91              $8.76                N/A
  Accumulation units outstanding
  at the end of period                                                       166                 -                  N/A

JNL/MCM 25 Division468

  Accumulation unit value:
    Beginning of period                                                     $9.36              $8.80                N/A
    End of period                                                          $11.09              $9.36                N/A
  Accumulation units outstanding
  at the end of period                                                       167                 -                  N/A

JNL/MCM Select Small-Cap Division607

  Accumulation unit value:
    Beginning of period                                                    $15.39               N/A                 N/A
    End of period                                                          $17.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       109                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division612

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division612

  Accumulation unit value:
    Beginning of period                                                    $16.11               N/A                 N/A
    End of period                                                          $14.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division335

  Accumulation unit value:
    Beginning of period                                                     $8.96              $8.44                N/A
    End of period                                                           $9.53              $8.96                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T. Rowe Price Value Division335

  Accumulation unit value:
    Beginning of period                                                    $11.03              $9.19                N/A
    End of period                                                          $12.36              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 500 Index Division415

  Accumulation unit value:
    Beginning of period                                                     $9.41              $8.70                N/A
    End of period                                                          $10.07              $9.41                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division397

  Accumulation unit value:
    Beginning of period                                                    $10.95              $9.70                N/A
    End of period                                                          $12.32              $10.95               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Small Cap Index Division397

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.70                N/A
    End of period                                                          $12.63              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division335

  Accumulation unit value:
    Beginning of period                                                    $11.22              $8.75                N/A
    End of period                                                          $13.03              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Bond Index Division335

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.79               N/A
    End of period                                                          $10.64              $10.57               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Oppenheimer Global Growth Division335

  Accumulation unit value:
    Beginning of period                                                     $9.38              $7.18                N/A
    End of period                                                          $10.75              $9.38                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division372

  Accumulation unit value:
    Beginning of period                                                     $9.99              $8.89                N/A
    End of period                                                          $10.68              $9.99                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division372

  Accumulation unit value:
    Beginning of period                                                    $10.97              $9.53                N/A
    End of period                                                          $11.39              $10.97               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division335

  Accumulation unit value:
    Beginning of period                                                    $14.27              $11.84               N/A
    End of period                                                          $15.92              $14.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division397

  Accumulation unit value:
    Beginning of period                                                    $10.74              $9.98                N/A
    End of period                                                          $11.43              $10.74               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division595

  Accumulation unit value:
    Beginning of period                                                    $11.71               N/A                 N/A
    End of period                                                          $10.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Aggressive Growth Division256

  Accumulation unit value:
    Beginning of period                                                    $10.51              $8.48                N/A
    End of period                                                          $11.50              $10.51               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Very Aggressive Growth Division I595

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I198

  Accumulation unit value:
    Beginning of period                                                     $9.68              $7.67               $7.44
    End of period                                                           $9.79              $9.68               $7.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division611

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                           $9.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.86% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  PREMIUM CREDIT 4%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
  AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division634

  Accumulation unit value:
    Beginning of period                                                    $14.27               N/A                 N/A
    End of period                                                          $17.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       298                N/A                 N/A

JNL/Select Balanced Division598

  Accumulation unit value:
    Beginning of period                                                    $18.55               N/A                 N/A
    End of period                                                          $20.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       215                N/A                 N/A

JNL/Putnam Equity Division655

  Accumulation unit value:
    Beginning of period                                                    $15.76               N/A                 N/A
    End of period                                                          $17.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       572                N/A                 N/A

JNL/PPM America High Yield Bond Division658

  Accumulation unit value:
    Beginning of period                                                    $13.89               N/A                 N/A
    End of period                                                          $13.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division598

  Accumulation unit value:
    Beginning of period                                                    $15.16               N/A                 N/A
    End of period                                                          $16.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       288                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division551

  Accumulation unit value:
    Beginning of period                                                    $21.67               N/A                 N/A
    End of period                                                          $22.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       190                N/A                 N/A

JNL/JPMorgan International Equity Division598

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $11.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division551

  Accumulation unit value:
    Beginning of period                                                    $26.72               N/A                 N/A
    End of period                                                          $29.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,185               N/A                 N/A

JNL/Alliance Capital Growth Division655

  Accumulation unit value:
    Beginning of period                                                     $8.14               N/A                 N/A
    End of period                                                           $8.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       630                N/A                 N/A

JNL/JPMorgan International Value Division733

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                           $9.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       449                N/A                 N/A

JNL/PIMCO Total Return Bond Division658

  Accumulation unit value:
    Beginning of period                                                    $12.55               N/A                 N/A
    End of period                                                          $12.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       414                N/A                 N/A

JNL/Lazard Small Cap Value Division638

  Accumulation unit value:
    Beginning of period                                                    $11.23               N/A                 N/A
    End of period                                                          $13.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,786               N/A                 N/A

JNL/Lazard Mid Cap Value Division551

  Accumulation unit value:
    Beginning of period                                                    $13.99               N/A                 N/A
    End of period                                                          $15.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,219               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.55               N/A                 N/A
    End of period                                                          $11.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       453                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division551

  Accumulation unit value:
    Beginning of period                                                     $8.86               N/A                 N/A
    End of period                                                           $8.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,204               N/A                 N/A

JNL/MCM The S&P(R) 10 Division551

  Accumulation unit value:
    Beginning of period                                                     $8.45               N/A                 N/A
    End of period                                                           $9.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     36,393               N/A                 N/A

JNL/MCM Global 15 Division551

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,137               N/A                 N/A

JNL/MCM 25 Division551

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,715               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division551

  Accumulation unit value:
    Beginning of period                                                    $15.87               N/A                 N/A
    End of period                                                          $17.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,947               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division551

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                           $9.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,857               N/A                 N/A

JNL/MCM Financial Sector Division733

  Accumulation unit value:
    Beginning of period                                                    $11.14               N/A                 N/A
    End of period                                                          $11.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       380                N/A                 N/A

JNL/MCM Oil & Gas Sector Division612

  Accumulation unit value:
    Beginning of period                                                    $14.19               N/A                 N/A
    End of period                                                          $16.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,164               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division655

  Accumulation unit value:
    Beginning of period                                                     $6.04               N/A                 N/A
    End of period                                                           $7.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,416               N/A                 N/A

JNL/FMR Balanced Division655

  Accumulation unit value:
    Beginning of period                                                     $8.76               N/A                 N/A
    End of period                                                           $9.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,048               N/A                 N/A

JNL/T. Rowe Price Value Division638

  Accumulation unit value:
    Beginning of period                                                    $10.85               N/A                 N/A
    End of period                                                          $12.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,873               N/A                 N/A

JNL/MCM S&P 500 Index Division563

  Accumulation unit value:
    Beginning of period                                                     $9.59               N/A                 N/A
    End of period                                                          $10.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,112               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division563

  Accumulation unit value:
    Beginning of period                                                    $11.50               N/A                 N/A
    End of period                                                          $12.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,191               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division563

  Accumulation unit value:
    Beginning of period                                                    $11.69               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,765               N/A                 N/A

JNL/MCM International Index Division563

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $13.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,463               N/A                 N/A

JNL/MCM Bond Index Division563

  Accumulation unit value:
    Beginning of period                                                    $10.52               N/A                 N/A
    End of period                                                          $10.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,268               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division634

  Accumulation unit value:
    Beginning of period                                                     $9.47               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,387               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division551

  Accumulation unit value:
    Beginning of period                                                    $11.59               N/A                 N/A
    End of period                                                          $11.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       521                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division724

  Accumulation unit value:
    Beginning of period                                                    $15.66               N/A                 N/A
    End of period                                                          $15.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       271                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division718

  Accumulation unit value:
    Beginning of period                                                    $11.03               N/A                 N/A
    End of period                                                          $11.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,285               N/A                 N/A

JNL/MCM VIP Division729

  Accumulation unit value:
    Beginning of period                                                    $10.87               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,504               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,148               N/A                 N/A

JNL/S&P Managed Moderate Growth Division655

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,027               N/A                 N/A

JNL/S&P Managed Growth Division621

  Accumulation unit value:
    Beginning of period                                                    $10.66               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     36,386               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division724

  Accumulation unit value:
    Beginning of period                                                    $11.29               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       376                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division712

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,956               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.895% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20%  ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division546

  Accumulation unit value:
    Beginning of period                                                    $20.99               N/A                 N/A
    End of period                                                          $22.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,223               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division546

  Accumulation unit value:
    Beginning of period                                                    $25.66               N/A                 N/A
    End of period                                                          $28.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       904                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division616

  Accumulation unit value:
    Beginning of period                                                    $12.36               N/A                 N/A
    End of period                                                          $12.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division441

  Accumulation unit value:
    Beginning of period                                                     $8.88              $7.82                N/A
    End of period                                                           $8.87              $8.88                N/A
  Accumulation units outstanding
  at the end of period                                                      7,798              1,722                N/A

JNL/MCM The S&P(R) 10 Division441

  Accumulation unit value:
    Beginning of period                                                     $8.05              $7.53                N/A
    End of period                                                           $9.20              $8.05                N/A
  Accumulation units outstanding
  at the end of period                                                      3,816              1,788                N/A

JNL/MCM Global 15 Division441

  Accumulation unit value:
    Beginning of period                                                     $8.75              $8.42                N/A
    End of period                                                          $10.88              $8.75                N/A
  Accumulation units outstanding
  at the end of period                                                      3,267              1,599                N/A

JNL/MCM 25 Division441

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.14                N/A
    End of period                                                          $11.06              $9.34                N/A
  Accumulation units outstanding
  at the end of period                                                      1,654              1,654                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division441

  Accumulation unit value:
    Beginning of period                                                    $15.56              $14.67               N/A
    End of period                                                          $17.02              $15.56               N/A
  Accumulation units outstanding
  at the end of period                                                      2,016               918                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division546

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                           $9.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,365               N/A                 N/A

JNL/MCM Financial Sector Division546

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,349               N/A                 N/A

JNL/MCM Oil & Gas Sector Division546

  Accumulation unit value:
    Beginning of period                                                    $12.76               N/A                 N/A
    End of period                                                          $16.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,666               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division710

  Accumulation unit value:
    Beginning of period                                                     $9.79               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,136               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division710

  Accumulation unit value:
    Beginning of period                                                    $11.76               N/A                 N/A
    End of period                                                          $12.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,779               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division710

  Accumulation unit value:
    Beginning of period                                                    $12.06               N/A                 N/A
    End of period                                                          $12.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,734               N/A                 N/A

JNL/MCM International Index Division710

  Accumulation unit value:
    Beginning of period                                                    $12.32               N/A                 N/A
    End of period                                                          $13.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,697               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division546

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,647               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division695

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,621               N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division464

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.37               N/A
    End of period                                                          $11.40              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                      4,681              2,833                N/A

JNL/S&P Managed Growth Division464

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.42               N/A
    End of period                                                          $11.67              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                       457                470                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.91% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division434

  Accumulation unit value:
    Beginning of period                                                    $20.82              $19.92               N/A
    End of period                                                          $22.58              $20.82               N/A
  Accumulation units outstanding
  at the end of period                                                       414                462                 N/A

JNL/FMR Capital Growth Division574

  Accumulation unit value:
    Beginning of period                                                    $15.73               N/A                 N/A
    End of period                                                          $18.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       504                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division420

  Accumulation unit value:
    Beginning of period                                                    $14.89              $13.56               N/A
    End of period                                                          $15.18              $14.89               N/A
  Accumulation units outstanding
  at the end of period                                                      2,213              1,920                N/A

JNL/Eagle Core Equity Division453

  Accumulation unit value:
    Beginning of period                                                    $14.68              $14.03               N/A
    End of period                                                          $15.16              $14.68               N/A
  Accumulation units outstanding
  at the end of period                                                      1,540               425                 N/A

JNL/Eagle SmallCap Equity Division426

  Accumulation unit value:
    Beginning of period                                                    $14.97              $14.40               N/A
    End of period                                                          $17.27              $14.97               N/A
  Accumulation units outstanding
  at the end of period                                                       783                789                 N/A

JNL/Select Balanced Division432

  Accumulation unit value:
    Beginning of period                                                    $18.49              $17.55               N/A
    End of period                                                          $19.91              $18.49               N/A
  Accumulation units outstanding
  at the end of period                                                      3,768              3,031                N/A

JNL/Putnam Equity Division680

  Accumulation unit value:
    Beginning of period                                                    $15.88               N/A                 N/A
    End of period                                                          $17.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       262                N/A                 N/A

JNL/PPM America High Yield Bond Division434

  Accumulation unit value:
    Beginning of period                                                    $13.61              $13.22               N/A
    End of period                                                          $13.91              $13.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                16,454               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division616

  Accumulation unit value:
    Beginning of period                                                    $10.66               N/A                 N/A
    End of period                                                          $10.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,966               N/A                 N/A

JNL/Putnam Value Equity Division586

  Accumulation unit value:
    Beginning of period                                                    $15.91               N/A                 N/A
    End of period                                                          $17.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,811               N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division447

  Accumulation unit value:
    Beginning of period                                                    $15.51              $15.26               N/A
    End of period                                                          $16.11              $15.51               N/A
  Accumulation units outstanding
  at the end of period                                                      4,377               394                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division426

  Accumulation unit value:
    Beginning of period                                                    $13.36              $13.33               N/A
    End of period                                                          $13.47              $13.36               N/A
  Accumulation units outstanding
  at the end of period                                                      4,455              2,652                N/A

JNL/T. Rowe Price Established Growth Division434

  Accumulation unit value:
    Beginning of period                                                    $20.89              $19.86               N/A
    End of period                                                          $22.30              $20.89               N/A
  Accumulation units outstanding
  at the end of period                                                      6,400              5,161                N/A

JNL/JPMorgan International Equity Division420

  Accumulation unit value:
    Beginning of period                                                    $10.32              $9.10                N/A
    End of period                                                          $11.66              $10.32               N/A
  Accumulation units outstanding
  at the end of period                                                       536                 83                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division426

  Accumulation unit value:
    Beginning of period                                                    $25.24              $23.51               N/A
    End of period                                                          $28.94              $25.24               N/A
  Accumulation units outstanding
  at the end of period                                                      5,340              2,197                N/A

JNL/Alliance Capital Growth Division434

  Accumulation unit value:
    Beginning of period                                                     $8.67              $8.52                N/A
    End of period                                                           $8.96              $8.67                N/A
  Accumulation units outstanding
  at the end of period                                                       968               1,079                N/A

JNL/JPMorgan International Value Division434

  Accumulation unit value:
    Beginning of period                                                     $7.93              $7.29                N/A
    End of period                                                           $9.44              $7.93                N/A
  Accumulation units outstanding
  at the end of period                                                      7,490              1,263                N/A

JNL/PIMCO Total Return Bond Division420

  Accumulation unit value:
    Beginning of period                                                    $12.42              $12.39               N/A
    End of period                                                          $12.60              $12.42               N/A
  Accumulation units outstanding
  at the end of period                                                     13,804              4,283                N/A

JNL/Lazard Small Cap Value Division426

  Accumulation unit value:
    Beginning of period                                                    $11.78              $10.80               N/A
    End of period                                                          $13.20              $11.78               N/A
  Accumulation units outstanding
  at the end of period                                                      6,737              1,886                N/A

JNL/Lazard Mid Cap Value Division420

  Accumulation unit value:
    Beginning of period                                                    $12.84              $11.68               N/A
    End of period                                                          $15.55              $12.84               N/A
  Accumulation units outstanding
  at the end of period                                                      5,034              1,150                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.51               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,673               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division434

  Accumulation unit value:
    Beginning of period                                                     $7.07              $6.61                N/A
    End of period                                                           $7.65              $7.07                N/A
  Accumulation units outstanding
  at the end of period                                                      6,887              2,288                N/A

JNL/MCM The DowSM 10 Division428

  Accumulation unit value:
    Beginning of period                                                     $8.87              $7.86                N/A
    End of period                                                           $8.86              $8.87                N/A
  Accumulation units outstanding
  at the end of period                                                     26,782              8,558                N/A

JNL/MCM The S&P(R) 10 Division428

  Accumulation unit value:
    Beginning of period                                                     $8.05              $7.30                N/A
    End of period                                                           $9.20              $8.05                N/A
  Accumulation units outstanding
  at the end of period                                                     21,115              6,586                N/A

JNL/MCM Global 15 Division428

  Accumulation unit value:
    Beginning of period                                                     $8.74              $8.42                N/A
    End of period                                                          $10.88              $8.74                N/A
  Accumulation units outstanding
  at the end of period                                                     32,523              9,576                N/A

JNL/MCM 25 Division428

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.21                N/A
    End of period                                                          $11.05              $9.34                N/A
  Accumulation units outstanding
  at the end of period                                                     18,743              5,743                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division428

  Accumulation unit value:
    Beginning of period                                                    $15.55              $14.40               N/A
    End of period                                                          $17.00              $15.55               N/A
  Accumulation units outstanding
  at the end of period                                                     10,979              3,804                N/A

JNL/MCM Technology Sector Division574

  Accumulation unit value:
    Beginning of period                                                     $4.96               N/A                 N/A
    End of period                                                           $5.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,615               N/A                 N/A

JNL/MCM Healthcare Sector Division574

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A                 N/A
    End of period                                                           $9.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,811               N/A                 N/A

JNL/MCM Financial Sector Division624

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $11.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,188               N/A                 N/A

JNL/MCM Oil & Gas Sector Division506

  Accumulation unit value:
    Beginning of period                                                    $12.59               N/A                 N/A
    End of period                                                          $16.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,848               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division574

  Accumulation unit value:
    Beginning of period                                                     $3.75               N/A                 N/A
    End of period                                                           $4.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,093               N/A                 N/A

JNL/Putnam Midcap Growth Division420

  Accumulation unit value:
    Beginning of period                                                     $6.13              $5.70                N/A
    End of period                                                           $7.06              $6.13                N/A
  Accumulation units outstanding
  at the end of period                                                      9,835               304                 N/A

JNL/FMR Balanced Division420

  Accumulation unit value:
    Beginning of period                                                     $8.94              $8.46                N/A
    End of period                                                           $9.50              $8.94                N/A
  Accumulation units outstanding
  at the end of period                                                      2,025              1,154                N/A

JNL/T. Rowe Price Value Division426

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.03               N/A
    End of period                                                          $12.32              $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                     20,722              5,990                N/A

JNL/MCM S&P 500 Index Division441

  Accumulation unit value:
    Beginning of period                                                     $9.40              $8.74                N/A
    End of period                                                          $10.05              $9.40                N/A
  Accumulation units outstanding
  at the end of period                                                     18,210               790                 N/A

JNL/MCM S&P 400 MidCap Index Division479

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.79               N/A
    End of period                                                          $12.30              $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                      9,673                41                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division516

  Accumulation unit value:
    Beginning of period                                                    $11.57               N/A                 N/A
    End of period                                                          $12.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,279               N/A                 N/A

JNL/MCM International Index Division498

  Accumulation unit value:
    Beginning of period                                                    $11.53               N/A                 N/A
    End of period                                                          $13.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,244               N/A                 N/A

JNL/MCM Bond Index Division537

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,180               N/A                 N/A

JNL/Oppenheimer Global Growth Division420

  Accumulation unit value:
    Beginning of period                                                     $9.36              $8.18                N/A
    End of period                                                          $10.73              $9.36                N/A
  Accumulation units outstanding
  at the end of period                                                      8,282              1,139                N/A

JNL/Oppenheimer Growth Division434

  Accumulation unit value:
    Beginning of period                                                     $7.67              $7.76                N/A
    End of period                                                           $7.76              $7.67                N/A
  Accumulation units outstanding
  at the end of period                                                      1,651              1,185                N/A

JNL/AIM Large Cap Growth Division434

  Accumulation unit value:
    Beginning of period                                                     $9.98              $9.71                N/A
    End of period                                                          $10.66              $9.98                N/A
  Accumulation units outstanding
  at the end of period                                                      7,111              2,620                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division420

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.02               N/A
    End of period                                                          $11.37              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                      2,040                75                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division434

  Accumulation unit value:
    Beginning of period                                                    $14.26              $13.20               N/A
    End of period                                                          $15.90              $14.26               N/A
  Accumulation units outstanding
  at the end of period                                                      2,010              1,112                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division700

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       480                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division681

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     71,600               N/A                 N/A

JNL/S&P Managed Moderate Growth Division447

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.31               N/A
    End of period                                                          $11.39              $10.70               N/A
  Accumulation units outstanding
  at the end of period                                                     30,096               612                 N/A

JNL/S&P Managed Growth Division441

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.19               N/A
    End of period                                                          $11.66              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                     52,930               805                 N/A

JNL/S&P Managed Aggressive Growth Division441

  Accumulation unit value:
    Beginning of period                                                    $10.47              $9.80                N/A
    End of period                                                          $11.45              $10.47               N/A
  Accumulation units outstanding
  at the end of period                                                      7,566               704                 N/A

JNL/S&P Very Aggressive Growth Division I606

  Accumulation unit value:
    Beginning of period                                                    $10.34               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I624

  Accumulation unit value:
    Beginning of period                                                     $9.21               N/A                 N/A
    End of period                                                           $9.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I516

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                           $9.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division441

  Accumulation unit value:
    Beginning of period                                                     $9.70              $9.02                N/A
    End of period                                                           $9.78              $9.70                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 766                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division441

  Accumulation unit value:
    Beginning of period                                                     $9.86              $9.24                N/A
    End of period                                                           $9.95              $9.86                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 747                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES

CONTRACT - M&E 2.955% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:

COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division673

  Accumulation unit value:
    Beginning of period                                                     $8.15               N/A                 N/A
    End of period                                                           $8.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       172                N/A                 N/A

JNL/MCM The S&P(R) 10 Division673

  Accumulation unit value:
    Beginning of period                                                     $8.27               N/A                 N/A
    End of period                                                           $9.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       170                N/A                 N/A

JNL/MCM Global 15 Division673

  Accumulation unit value:
    Beginning of period                                                     $9.59               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       147                N/A                 N/A

JNL/MCM 25 Division673

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       138                N/A                 N/A

JNL/MCM Select Small-Cap Division673

  Accumulation unit value:
    Beginning of period                                                    $14.74               N/A                 N/A
    End of period                                                          $16.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       95                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.96% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division733

  Accumulation unit value:
    Beginning of period                                                    $19.69               N/A                 N/A
    End of period                                                          $19.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,853               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division699

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $10.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division701

  Accumulation unit value:
    Beginning of period                                                    $15.81               N/A                 N/A
    End of period                                                          $16.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,546               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division464

  Accumulation unit value:
    Beginning of period                                                    $10.27              $9.63                N/A
    End of period                                                          $11.60              $10.27               N/A
  Accumulation units outstanding
  at the end of period                                                     20,731              10,586               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division736

  Accumulation unit value:
    Beginning of period                                                    $28.81               N/A                 N/A
    End of period                                                          $28.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       583                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division568

  Accumulation unit value:
    Beginning of period                                                     $8.13               N/A                 N/A
    End of period                                                           $9.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       529                N/A                 N/A

JNL/PIMCO Total Return Bond Division473

  Accumulation unit value:
    Beginning of period                                                    $12.38              $12.38               N/A
    End of period                                                          $12.56              $12.38               N/A
  Accumulation units outstanding
  at the end of period                                                      2,962                50                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division701

  Accumulation unit value:
    Beginning of period                                                    $11.67               N/A                 N/A
    End of period                                                          $11.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,095               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division423

  Accumulation unit value:
    Beginning of period                                                     $8.85              $7.80                N/A
    End of period                                                           $8.84              $8.85                N/A
  Accumulation units outstanding
  at the end of period                                                      7,084              2,047                N/A

JNL/MCM The S&P(R) 10 Division423

  Accumulation unit value:
    Beginning of period                                                     $8.03              $7.34                N/A
    End of period                                                           $9.17              $8.03                N/A
  Accumulation units outstanding
  at the end of period                                                      6,180              2,191                N/A

JNL/MCM Global 15 Division423

  Accumulation unit value:
    Beginning of period                                                     $8.72              $8.41                N/A
    End of period                                                          $10.85              $8.72                N/A
  Accumulation units outstanding
  at the end of period                                                      6,859              1,946                N/A

JNL/MCM 25 Division423

  Accumulation unit value:
    Beginning of period                                                     $9.32              $8.11                N/A
    End of period                                                          $11.02              $9.32                N/A
  Accumulation units outstanding
  at the end of period                                                      6,349              1,996                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division423

  Accumulation unit value:
    Beginning of period                                                    $15.51              $14.22               N/A
    End of period                                                          $16.96              $15.51               N/A
  Accumulation units outstanding
  at the end of period                                                      4,966              1,155                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division622

  Accumulation unit value:
    Beginning of period                                                    $14.44               N/A                 N/A
    End of period                                                          $16.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,239               N/A                 N/A

JNL/MCM Consumer Brands Sector Division701

  Accumulation unit value:
    Beginning of period                                                     $9.56               N/A                 N/A
    End of period                                                          $10.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,023               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division733

  Accumulation unit value:
    Beginning of period                                                    $12.22               N/A                 N/A
    End of period                                                          $12.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,412               N/A                 N/A

JNL/MCM S&P 500 Index Division446

  Accumulation unit value:
    Beginning of period                                                     $9.39              $8.97                N/A
    End of period                                                          $10.04              $9.39                N/A
  Accumulation units outstanding
  at the end of period                                                      5,595               695                 N/A

JNL/MCM S&P 400 MidCap Index Division446

  Accumulation unit value:
    Beginning of period                                                    $10.93              $10.57               N/A
    End of period                                                          $12.28              $10.93               N/A
  Accumulation units outstanding
  at the end of period                                                      6,803               589                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division446

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.71               N/A
    End of period                                                          $12.59              $11.04               N/A
  Accumulation units outstanding
  at the end of period                                                      4,486               505                 N/A

JNL/MCM International Index Division446

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.22               N/A
    End of period                                                          $12.99              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                      5,342               527                 N/A

JNL/MCM Bond Index Division620

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,059               N/A                 N/A

JNL/Oppenheimer Global Growth Division568

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                          $10.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       459                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division724

  Accumulation unit value:
    Beginning of period                                                    $10.83               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,924               N/A                 N/A

JNL/MCM Value Line 25 Division681

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $11.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,133               N/A                 N/A

JNL/MCM VIP Division681

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       158                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division736

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,825               N/A                 N/A

JNL/S&P Managed Moderate Growth Division709

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,613               N/A                 N/A

JNL/S&P Managed Growth Division568

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A                 N/A
    End of period                                                          $11.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,269               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division736

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       138                N/A                 N/A

JNL/S&P Managed Moderate Division719

  Accumulation unit value:
    Beginning of period                                                    $10.34               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       648                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.00% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division566

  Accumulation unit value:
    Beginning of period                                                    $14.65               N/A                 N/A
    End of period                                                          $15.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division566

  Accumulation unit value:
    Beginning of period                                                    $18.65               N/A                 N/A
    End of period                                                          $19.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,116               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division566

  Accumulation unit value:
    Beginning of period                                                    $13.54               N/A                 N/A
    End of period                                                          $13.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division566

  Accumulation unit value:
    Beginning of period                                                    $15.28               N/A                 N/A
    End of period                                                          $15.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division566

  Accumulation unit value:
    Beginning of period                                                    $13.10               N/A                 N/A
    End of period                                                          $13.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Established Growth Division566

  Accumulation unit value:
    Beginning of period                                                    $21.09               N/A                 N/A
    End of period                                                          $22.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division566

  Accumulation unit value:
    Beginning of period                                                    $12.26               N/A                 N/A
    End of period                                                          $12.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division566

  Accumulation unit value:
    Beginning of period                                                    $13.72               N/A                 N/A
    End of period                                                          $15.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division566

  Accumulation unit value:
    Beginning of period                                                     $8.97               N/A                 N/A
    End of period                                                           $9.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,332               N/A                 N/A

JNL/T. Rowe Price Value Division566

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $12.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division579

  Accumulation unit value:
    Beginning of period                                                     $9.03               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division566

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.01% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND PREMIUM CREDIT 4%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division585

  Accumulation unit value:
    Beginning of period                                                    $21.14               N/A                 N/A
    End of period                                                          $22.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       257                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division583

  Accumulation unit value:
    Beginning of period                                                    $17.50               N/A                 N/A
    End of period                                                          $19.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       254                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division606

  Accumulation unit value:
    Beginning of period                                                    $14.74               N/A                 N/A
    End of period                                                          $15.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,634               N/A                 N/A

JNL/Eagle Core Equity Division612

  Accumulation unit value:
    Beginning of period                                                    $13.96               N/A                 N/A
    End of period                                                          $15.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       789                N/A                 N/A

JNL/Eagle SmallCap Equity Division585

  Accumulation unit value:
    Beginning of period                                                    $14.96               N/A                 N/A
    End of period                                                          $17.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       724                N/A                 N/A

JNL/Select Balanced Division610

  Accumulation unit value:
    Beginning of period                                                    $18.52               N/A                 N/A
    End of period                                                          $19.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       168                N/A                 N/A

JNL/Putnam Equity Division631

  Accumulation unit value:
    Beginning of period                                                    $15.43               N/A                 N/A
    End of period                                                          $17.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,292               N/A                 N/A

JNL/PPM America High Yield Bond Division663

  Accumulation unit value:
    Beginning of period                                                    $13.75               N/A                 N/A
    End of period                                                          $13.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division610

  Accumulation unit value:
    Beginning of period                                                    $15.98               N/A                 N/A
    End of period                                                          $16.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       849                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division585

  Accumulation unit value:
    Beginning of period                                                    $14.98               N/A                 N/A
    End of period                                                          $15.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       955                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division585

  Accumulation unit value:
    Beginning of period                                                    $12.91               N/A                 N/A
    End of period                                                          $13.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       243                N/A                 N/A

JNL/T. Rowe Price Established Growth Division606

  Accumulation unit value:
    Beginning of period                                                    $20.85               N/A                 N/A
    End of period                                                          $22.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,712               N/A                 N/A

JNL/JPMorgan International Equity Division607

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $11.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,317               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division606

  Accumulation unit value:
    Beginning of period                                                    $26.23               N/A                 N/A
    End of period                                                          $28.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,338               N/A                 N/A

JNL/Alliance Capital Growth Division657

  Accumulation unit value:
    Beginning of period                                                     $8.11               N/A                 N/A
    End of period                                                           $8.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       275                N/A                 N/A

JNL/JPMorgan International Value Division585

  Accumulation unit value:
    Beginning of period                                                     $7.86               N/A                 N/A
    End of period                                                           $9.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,666               N/A                 N/A

JNL/PIMCO Total Return Bond Division585

  Accumulation unit value:
    Beginning of period                                                    $12.09               N/A                 N/A
    End of period                                                          $12.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,110               N/A                 N/A

JNL/Lazard Small Cap Value Division585

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $13.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,094               N/A                 N/A

JNL/Lazard Mid Cap Value Division585

  Accumulation unit value:
    Beginning of period                                                    $13.19               N/A                 N/A
    End of period                                                          $15.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,606               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.43               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,663               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division650

  Accumulation unit value:
    Beginning of period                                                     $6.95               N/A                 N/A
    End of period                                                           $7.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,019               N/A                 N/A

JNL/MCM The DowSM 10 Division586

  Accumulation unit value:
    Beginning of period                                                     $8.25               N/A                 N/A
    End of period                                                           $8.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,059               N/A                 N/A

JNL/MCM The S&P(R) 10 Division586

  Accumulation unit value:
    Beginning of period                                                     $7.79               N/A                 N/A
    End of period                                                           $9.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,531               N/A                 N/A

JNL/MCM Global 15 Division586

  Accumulation unit value:
    Beginning of period                                                     $8.68               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,359               N/A                 N/A

JNL/MCM 25 Division586

  Accumulation unit value:
    Beginning of period                                                     $9.40               N/A                 N/A
    End of period                                                          $10.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,404               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division586

  Accumulation unit value:
    Beginning of period                                                    $14.59               N/A                 N/A
    End of period                                                          $16.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,487               N/A                 N/A

JNL/MCM Technology Sector Division606

  Accumulation unit value:
    Beginning of period                                                     $5.17               N/A                 N/A
    End of period                                                           $5.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,878               N/A                 N/A

JNL/MCM Healthcare Sector Division606

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,941               N/A                 N/A

JNL/MCM Financial Sector Division631

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,517               N/A                 N/A

JNL/MCM Oil & Gas Sector Division626

  Accumulation unit value:
    Beginning of period                                                    $13.92               N/A                 N/A
    End of period                                                          $15.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,990               N/A                 N/A

JNL/MCM Consumer Brands Sector Division663

  Accumulation unit value:
    Beginning of period                                                     $8.99               N/A                 N/A
    End of period                                                           $9.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,862               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division583

  Accumulation unit value:
    Beginning of period                                                     $6.04               N/A                 N/A
    End of period                                                           $7.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,952               N/A                 N/A

JNL/FMR Balanced Division598

  Accumulation unit value:
    Beginning of period                                                     $8.72               N/A                 N/A
    End of period                                                           $9.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,017               N/A                 N/A

JNL/T. Rowe Price Value Division616

  Accumulation unit value:
    Beginning of period                                                    $11.14               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,822               N/A                 N/A

JNL/MCM S&P 500 Index Division598

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                          $10.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,882               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division616

  Accumulation unit value:
    Beginning of period                                                    $10.97               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,873               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division616

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A                 N/A
    End of period                                                          $12.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,653               N/A                 N/A

JNL/MCM International Index Division631

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $12.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,963               N/A                 N/A

JNL/MCM Bond Index Division669

  Accumulation unit value:
    Beginning of period                                                    $10.63               N/A                 N/A
    End of period                                                          $10.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,854               N/A                 N/A

JNL/Oppenheimer Global Growth Division606

  Accumulation unit value:
    Beginning of period                                                     $9.43               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,463               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division606

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,376               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division583

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                          $11.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,152               N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division671

  Accumulation unit value:
    Beginning of period                                                    $14.72               N/A                 N/A
    End of period                                                          $15.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       14                 N/A                 N/A

JNL/MCM Nasdaq 15 Division706

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,568               N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,552               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division729

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,364               N/A                 N/A

JNL/S&P Managed Moderate Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $11.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,020               N/A                 N/A

JNL/S&P Managed Growth Division583

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $11.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     41,589               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division603

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $11.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,171               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I619

  Accumulation unit value:
    Beginning of period                                                     $9.29               N/A                 N/A
    End of period                                                           $9.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I657

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A                 N/A
    End of period                                                           $9.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division654

  Accumulation unit value:
    Beginning of period                                                     $9.55               N/A                 N/A
    End of period                                                           $9.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division603

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                           $9.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.045% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division558

  Accumulation unit value:
    Beginning of period                                                    $18.41               N/A                 N/A
    End of period                                                          $19.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       586                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division575

  Accumulation unit value:
    Beginning of period                                                    $13.10               N/A                 N/A
    End of period                                                          $13.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division575

  Accumulation unit value:
    Beginning of period                                                    $14.84               N/A                 N/A
    End of period                                                          $15.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division560

  Accumulation unit value:
    Beginning of period                                                    $21.07               N/A                 N/A
    End of period                                                          $22.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       649                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division558

  Accumulation unit value:
    Beginning of period                                                    $25.66               N/A                 N/A
    End of period                                                          $28.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       951                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division575

  Accumulation unit value:
    Beginning of period                                                    $12.04               N/A                 N/A
    End of period                                                          $12.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division451

  Accumulation unit value:
    Beginning of period                                                     $8.82              $7.91                N/A
    End of period                                                           $8.80              $8.82                N/A
  Accumulation units outstanding
  at the end of period                                                      1,223              1,127                N/A

JNL/MCM The S&P(R) 10 Division451

  Accumulation unit value:
    Beginning of period                                                     $8.00              $7.34                N/A
    End of period                                                           $9.13              $8.00                N/A
  Accumulation units outstanding
  at the end of period                                                      5,955              1,214                N/A

JNL/MCM Global 15 Division451

  Accumulation unit value:
    Beginning of period                                                     $8.69              $8.41                N/A
    End of period                                                          $10.80              $8.69                N/A
  Accumulation units outstanding
  at the end of period                                                      1,003              1,060                N/A

JNL/MCM 25 Division451

  Accumulation unit value:
    Beginning of period                                                     $9.28              $8.32                N/A
    End of period                                                          $10.97              $9.28                N/A
  Accumulation units outstanding
  at the end of period                                                       978               1,071                N/A

JNL/MCM Select Small-Cap Division451

  Accumulation unit value:
    Beginning of period                                                    $15.46              $15.13               N/A
    End of period                                                          $16.88              $15.46               N/A
  Accumulation units outstanding
  at the end of period                                                       649                589                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division560

  Accumulation unit value:
    Beginning of period                                                     $5.18               N/A                 N/A
    End of period                                                           $5.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,320               N/A                 N/A

JNL/MCM Healthcare Sector Division560

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       666                N/A                 N/A

JNL/MCM Financial Sector Division560

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $11.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       671                N/A                 N/A

JNL/MCM Oil & Gas Sector Division560

  Accumulation unit value:
    Beginning of period                                                    $13.55               N/A                 N/A
    End of period                                                          $15.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       504                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division558

  Accumulation unit value:
    Beginning of period                                                     $6.37               N/A                 N/A
    End of period                                                           $7.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,068               N/A                 N/A

JNL/FMR Balanced Division560

  Accumulation unit value:
    Beginning of period                                                     $8.93               N/A                 N/A
    End of period                                                           $9.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,249               N/A                 N/A

JNL/T. Rowe Price Value Division558

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $12.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       972                N/A                 N/A

JNL/MCM S&P 500 Index Division522

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,486               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division522

  Accumulation unit value:
    Beginning of period                                                    $11.14               N/A                 N/A
    End of period                                                          $12.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,073               N/A                 N/A

JNL/MCM Small Cap Index Division522

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,050               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division561

  Accumulation unit value:
    Beginning of period                                                     $9.64               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,576               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division558

  Accumulation unit value:
    Beginning of period                                                    $11.08               N/A                 N/A
    End of period                                                          $11.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       521                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division558

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $11.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,026               N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.05% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division616

  Accumulation unit value:
    Beginning of period                                                    $11.72               N/A                 N/A
    End of period                                                          $13.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division616

  Accumulation unit value:
    Beginning of period                                                    $13.55               N/A                 N/A
    End of period                                                          $15.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division616

  Accumulation unit value:
    Beginning of period                                                     $8.78               N/A                 N/A
    End of period                                                           $9.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division565

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division565

  Accumulation unit value:
    Beginning of period                                                    $11.37               N/A                 N/A
    End of period                                                          $12.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Small Cap Index Division565

  Accumulation unit value:
    Beginning of period                                                    $11.57               N/A                 N/A
    End of period                                                          $12.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division565

  Accumulation unit value:
    Beginning of period                                                    $11.54               N/A                 N/A
    End of period                                                          $12.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Bond Index Division565

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Global Growth Division616

  Accumulation unit value:
    Beginning of period                                                     $9.21               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Growth Division616

  Accumulation unit value:
    Beginning of period                                                     $7.35               N/A                 N/A
    End of period                                                           $7.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division737

  Accumulation unit value:
    Beginning of period                                                    $11.55               N/A                 N/A
    End of period                                                          $11.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,706               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A



ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.06% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division684

  Accumulation unit value:
    Beginning of period                                                    $15.58               N/A                 N/A
    End of period                                                          $17.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       288                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division684

  Accumulation unit value:
    Beginning of period                                                    $13.55               N/A                 N/A
    End of period                                                          $14.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       511                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division583

  Accumulation unit value:
    Beginning of period                                                    $14.59               N/A                 N/A
    End of period                                                          $17.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Balanced Division699

  Accumulation unit value:
    Beginning of period                                                    $19.07               N/A                 N/A
    End of period                                                          $19.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       369                N/A                 N/A

JNL/Putnam Equity Division690

  Accumulation unit value:
    Beginning of period                                                    $15.23               N/A                 N/A
    End of period                                                          $17.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       986                N/A                 N/A

JNL/PPM America High Yield Bond Division521

  Accumulation unit value:
    Beginning of period                                                    $13.45               N/A                 N/A
    End of period                                                          $13.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division707

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $10.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,541               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division699

  Accumulation unit value:
    Beginning of period                                                    $16.37               N/A                 N/A
    End of period                                                          $16.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       429                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division717

  Accumulation unit value:
    Beginning of period                                                    $13.15               N/A                 N/A
    End of period                                                          $13.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       538                N/A                 N/A

JNL/T. Rowe Price Established Growth Division684

  Accumulation unit value:
    Beginning of period                                                    $19.78               N/A                 N/A
    End of period                                                          $21.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,721               N/A                 N/A

JNL/JPMorgan International Equity Division687

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,306               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division521

  Accumulation unit value:
    Beginning of period                                                    $25.22               N/A                 N/A
    End of period                                                          $28.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,447               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division690

  Accumulation unit value:
    Beginning of period                                                     $7.98               N/A                 N/A
    End of period                                                           $8.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,914               N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division521

  Accumulation unit value:
    Beginning of period                                                    $12.41               N/A                 N/A
    End of period                                                          $12.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,232               N/A                 N/A

JNL/Lazard Small Cap Value Division687

  Accumulation unit value:
    Beginning of period                                                    $11.53               N/A                 N/A
    End of period                                                          $13.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,401               N/A                 N/A

JNL/Lazard Mid Cap Value Division583

  Accumulation unit value:
    Beginning of period                                                    $12.97               N/A                 N/A
    End of period                                                          $15.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,500               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.40               N/A                 N/A
    End of period                                                          $11.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,007               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division583

  Accumulation unit value:
    Beginning of period                                                     $6.86               N/A                 N/A
    End of period                                                           $7.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM The DowSM 10 Division461

  Accumulation unit value:
    Beginning of period                                                     $8.81              $7.95                N/A
    End of period                                                           $8.79              $8.81                N/A
  Accumulation units outstanding
  at the end of period                                                     30,149               592                 N/A

JNL/MCM The S&P(R) 10 Division461

  Accumulation unit value:
    Beginning of period                                                     $7.99              $7.48                N/A
    End of period                                                           $9.12              $7.99                N/A
  Accumulation units outstanding
  at the end of period                                                     20,989               630                 N/A

JNL/MCM Global 15 Division461

  Accumulation unit value:
    Beginning of period                                                     $8.68              $8.13                N/A
    End of period                                                          $10.79              $8.68                N/A
  Accumulation units outstanding
  at the end of period                                                     17,885               573                 N/A

JNL/MCM 25 Division461

  Accumulation unit value:
    Beginning of period                                                     $9.27              $8.37                N/A
    End of period                                                          $10.96              $9.27                N/A
  Accumulation units outstanding
  at the end of period                                                     17,519               565                 N/A

JNL/MCM Select Small-Cap Division461

  Accumulation unit value:
    Beginning of period                                                    $15.44              $15.53               N/A
    End of period                                                          $16.86              $15.44               N/A
  Accumulation units outstanding
  at the end of period                                                     13,597               313                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division684

  Accumulation unit value:
    Beginning of period                                                     $4.68               N/A                 N/A
    End of period                                                           $5.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,749               N/A                 N/A

JNL/MCM Healthcare Sector Division684

  Accumulation unit value:
    Beginning of period                                                     $9.06               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,476               N/A                 N/A

JNL/MCM Financial Sector Division708

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $11.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       408                N/A                 N/A

JNL/MCM Oil & Gas Sector Division708

  Accumulation unit value:
    Beginning of period                                                    $15.67               N/A                 N/A
    End of period                                                          $15.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       442                N/A                 N/A

JNL/MCM Consumer Brands Sector Division684

  Accumulation unit value:
    Beginning of period                                                     $8.88               N/A                 N/A
    End of period                                                           $9.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       996                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division687

  Accumulation unit value:
    Beginning of period                                                     $6.17               N/A                 N/A
    End of period                                                           $7.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,736               N/A                 N/A

JNL/FMR Balanced Division684

  Accumulation unit value:
    Beginning of period                                                     $8.77               N/A                 N/A
    End of period                                                           $9.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,093               N/A                 N/A

JNL/T. Rowe Price Value Division678

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $12.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,953               N/A                 N/A

JNL/MCM S&P 500 Index Division560

  Accumulation unit value:
    Beginning of period                                                     $9.51               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,294               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division560

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $12.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,778               N/A                 N/A

JNL/MCM Small Cap Index Division560

  Accumulation unit value:
    Beginning of period                                                    $11.52               N/A                 N/A
    End of period                                                          $12.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,131               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division560

  Accumulation unit value:
    Beginning of period                                                    $11.51               N/A                 N/A
    End of period                                                          $12.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,395               N/A                 N/A

JNL/MCM Bond Index Division560

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $10.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       490                N/A                 N/A

JNL/Oppenheimer Global Growth Division521

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,793               N/A                 N/A

JNL/Oppenheimer Growth Division521

  Accumulation unit value:
    Beginning of period                                                     $7.73               N/A                 N/A
    End of period                                                           $7.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,828               N/A                 N/A

JNL/AIM Large Cap Growth Division684

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,076               N/A                 N/A

JNL/AIM Small Cap Growth Division699

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $11.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       646                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division583

  Accumulation unit value:
    Beginning of period                                                    $14.02               N/A                 N/A
    End of period                                                          $15.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       583                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division714

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       672                N/A                 N/A

JNL/MCM JNL 5 Division735

  Accumulation unit value:
    Beginning of period                                                    $10.88               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       956                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division560

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $11.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,500               N/A                 N/A

JNL/S&P Managed Growth Division487

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $11.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     39,349               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I616

  Accumulation unit value:
    Beginning of period                                                     $9.32               N/A                 N/A
    End of period                                                           $9.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A



ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.07% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE
PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division563

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,982               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division563

  Accumulation unit value:
    Beginning of period                                                    $11.45               N/A                 N/A
    End of period                                                          $12.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,831               N/A                 N/A

JNL/MCM Small Cap Index Division563

  Accumulation unit value:
    Beginning of period                                                    $11.64               N/A                 N/A
    End of period                                                          $12.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,363               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division563

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,080               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A



ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.095% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division720

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,758               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.11% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD 5% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division678

  Accumulation unit value:
    Beginning of period                                                    $20.45               N/A                 N/A
    End of period                                                          $22.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       254                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division705

  Accumulation unit value:
    Beginning of period                                                    $16.10               N/A                 N/A
    End of period                                                          $16.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       112                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division635

  Accumulation unit value:
    Beginning of period                                                    $13.40               N/A                 N/A
    End of period                                                          $13.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division635

  Accumulation unit value:
    Beginning of period                                                    $23.33               N/A                 N/A
    End of period                                                          $28.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       939                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division705

  Accumulation unit value:
    Beginning of period                                                     $8.78               N/A                 N/A
    End of period                                                           $9.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       206                N/A                 N/A

JNL/PIMCO Total Return Bond Division635

  Accumulation unit value:
    Beginning of period                                                    $12.32               N/A                 N/A
    End of period                                                          $12.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,162               N/A                 N/A

JNL/Lazard Small Cap Value Division678

  Accumulation unit value:
    Beginning of period                                                    $11.86               N/A                 N/A
    End of period                                                          $13.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       438                N/A                 N/A

JNL/Lazard Mid Cap Value Division678

  Accumulation unit value:
    Beginning of period                                                    $13.86               N/A                 N/A
    End of period                                                          $15.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       751                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.36               N/A                 N/A
    End of period                                                          $11.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,089               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division680

  Accumulation unit value:
    Beginning of period                                                     $8.17               N/A                 N/A
    End of period                                                           $8.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,902               N/A                 N/A

JNL/MCM The S&P(R) 10 Division680

  Accumulation unit value:
    Beginning of period                                                     $8.25               N/A                 N/A
    End of period                                                           $9.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,882               N/A                 N/A

JNL/MCM Global 15 Division635

  Accumulation unit value:
    Beginning of period                                                     $8.78               N/A                 N/A
    End of period                                                          $10.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,192               N/A                 N/A

JNL/MCM 25 Division635

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                          $10.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,061               N/A                 N/A

JNL/MCM Select Small-Cap Division635

  Accumulation unit value:
    Beginning of period                                                    $13.03               N/A                 N/A
    End of period                                                          $16.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,221               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division705

  Accumulation unit value:
    Beginning of period                                                     $9.43               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       288                N/A                 N/A

JNL/MCM Financial Sector Division678

  Accumulation unit value:
    Beginning of period                                                    $10.38               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       752                N/A                 N/A

JNL/MCM Oil & Gas Sector Division678

  Accumulation unit value:
    Beginning of period                                                    $15.75               N/A                 N/A
    End of period                                                          $15.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       508                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division705

  Accumulation unit value:
    Beginning of period                                                    $11.74               N/A                 N/A
    End of period                                                          $12.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       154                N/A                 N/A

JNL/MCM S&P 500 Index Division680

  Accumulation unit value:
    Beginning of period                                                     $9.32               N/A                 N/A
    End of period                                                           $9.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,166               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division680

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $12.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,000               N/A                 N/A

JNL/MCM Small Cap Index Division680

  Accumulation unit value:
    Beginning of period                                                    $11.18               N/A                 N/A
    End of period                                                          $12.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       556                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division680

  Accumulation unit value:
    Beginning of period                                                    $11.59               N/A                 N/A
    End of period                                                          $12.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       818                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division705

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       181                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.145% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division673

  Accumulation unit value:
    Beginning of period                                                    $17.69               N/A                 N/A
    End of period                                                          $19.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       259                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division673

  Accumulation unit value:
    Beginning of period                                                    $13.45               N/A                 N/A
    End of period                                                          $14.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       682                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division558

  Accumulation unit value:
    Beginning of period                                                    $18.25               N/A                 N/A
    End of period                                                          $19.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division673

  Accumulation unit value:
    Beginning of period                                                    $15.51               N/A                 N/A
    End of period                                                          $16.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       592                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division558

  Accumulation unit value:
    Beginning of period                                                    $25.43               N/A                 N/A
    End of period                                                          $28.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division558

  Accumulation unit value:
    Beginning of period                                                    $13.49               N/A                 N/A
    End of period                                                          $15.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       336                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division558

  Accumulation unit value:
    Beginning of period                                                     $8.86               N/A                 N/A
    End of period                                                           $9.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Value Division558

  Accumulation unit value:
    Beginning of period                                                    $11.04               N/A                 N/A
    End of period                                                          $12.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 500 Index Division558

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A                 N/A
    End of period                                                           $9.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division673

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       914                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division558

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A                 N/A
    End of period                                                          $11.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       878                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.15% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division728

  Accumulation unit value:
    Beginning of period                                                     $8.59               N/A                 N/A
    End of period                                                           $8.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,329               N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division728

  Accumulation unit value:
    Beginning of period                                                    $10.58               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       945                N/A                 N/A

JNL/MCM Value Line 25 Division728

  Accumulation unit value:
    Beginning of period                                                    $11.23               N/A                 N/A
    End of period                                                          $11.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       891                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division580

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Growth Division728

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $11.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,160               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.16% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  PREMIUM CREDIT 4%
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division695

  Accumulation unit value:
    Beginning of period                                                    $18.37               N/A                 N/A
    End of period                                                          $19.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       475                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division573

  Accumulation unit value:
    Beginning of period                                                    $20.23               N/A                 N/A
    End of period                                                          $21.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,120               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division573

  Accumulation unit value:
    Beginning of period                                                    $25.18               N/A                 N/A
    End of period                                                          $28.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,686               N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division695

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $11.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       771                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division665

  Accumulation unit value:
    Beginning of period                                                     $8.35               N/A                 N/A
    End of period                                                           $8.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,365               N/A                 N/A

JNL/MCM The S&P(R) 10 Division665

  Accumulation unit value:
    Beginning of period                                                     $8.08               N/A                 N/A
    End of period                                                           $9.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,203               N/A                 N/A

JNL/MCM Global 15 Division665

  Accumulation unit value:
    Beginning of period                                                     $9.39               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,739               N/A                 N/A

JNL/MCM 25 Division665

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,655               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division665

  Accumulation unit value:
    Beginning of period                                                    $14.36               N/A                 N/A
    End of period                                                          $16.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,211               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division555

  Accumulation unit value:
    Beginning of period                                                     $8.98               N/A                 N/A
    End of period                                                           $9.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,961               N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division695

  Accumulation unit value:
    Beginning of period                                                     $9.34               N/A                 N/A
    End of period                                                           $9.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,645               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division713

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $12.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,106               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division695

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $12.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,523               N/A                 N/A

JNL/MCM International Index Division573

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $12.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,528               N/A                 N/A

JNL/MCM Bond Index Division695

  Accumulation unit value:
    Beginning of period                                                    $10.58               N/A                 N/A
    End of period                                                          $10.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,109               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division616

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,599               N/A                 N/A

JNL/S&P Managed Growth Division555

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $11.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,821               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division602

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                          $11.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.21% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division569

  Accumulation unit value:
    Beginning of period                                                    $20.64               N/A                 N/A
    End of period                                                          $21.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/FMR Capital Growth Division569

  Accumulation unit value:
    Beginning of period                                                    $15.41               N/A                 N/A
    End of period                                                          $17.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division569

  Accumulation unit value:
    Beginning of period                                                    $14.97               N/A                 N/A
    End of period                                                          $16.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division569

  Accumulation unit value:
    Beginning of period                                                     $7.96               N/A                 N/A
    End of period                                                           $9.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PIMCO Total Return Bond Division570

  Accumulation unit value:
    Beginning of period                                                    $12.07               N/A                 N/A
    End of period                                                          $12.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,152               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division569

  Accumulation unit value:
    Beginning of period                                                    $13.15               N/A                 N/A
    End of period                                                          $15.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division551

  Accumulation unit value:
    Beginning of period                                                     $8.71               N/A                 N/A
    End of period                                                           $8.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM The S&P(R) 10 Division551

  Accumulation unit value:
    Beginning of period                                                     $8.31               N/A                 N/A
    End of period                                                           $9.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Global 15 Division556

  Accumulation unit value:
    Beginning of period                                                     $9.49               N/A                 N/A
    End of period                                                          $10.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       103                N/A                 N/A

JNL/MCM 25 Division556

  Accumulation unit value:
    Beginning of period                                                     $9.56               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Select Small-Cap Division551

  Accumulation unit value:
    Beginning of period                                                    $15.61               N/A                 N/A
    End of period                                                          $16.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       68                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division594

  Accumulation unit value:
    Beginning of period                                                     $5.14               N/A                 N/A
    End of period                                                           $5.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Healthcare Sector Division594

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                           $9.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Financial Sector Division594

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $11.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division565

  Accumulation unit value:
    Beginning of period                                                    $13.35               N/A                 N/A
    End of period                                                          $15.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division594

  Accumulation unit value:
    Beginning of period                                                     $9.30               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Communications Sector Division594

  Accumulation unit value:
    Beginning of period                                                     $3.72               N/A                 N/A
    End of period                                                           $4.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division569

  Accumulation unit value:
    Beginning of period                                                     $6.13               N/A                 N/A
    End of period                                                           $6.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division575

  Accumulation unit value:
    Beginning of period                                                     $9.05               N/A                 N/A
    End of period                                                           $9.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,425               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division569

  Accumulation unit value:
    Beginning of period                                                    $10.92               N/A                 N/A
    End of period                                                          $12.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,901               N/A                 N/A

JNL/MCM Small Cap Index Division633

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $12.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,366               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division551

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A                 N/A
    End of period                                                          $12.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Bond Index Division551

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A                 N/A
    End of period                                                          $10.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Global Growth Division569

  Accumulation unit value:
    Beginning of period                                                     $9.27               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,345               N/A                 N/A

JNL/Oppenheimer Growth Division585

  Accumulation unit value:
    Beginning of period                                                     $7.50               N/A                 N/A
    End of period                                                           $7.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,032               N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division723

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $11.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       194                N/A                 N/A

JNL/MCM VIP Division723

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       267                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division557

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       460                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division725

  Accumulation unit value:
    Beginning of period                                                    $11.08               N/A                 N/A
    End of period                                                          $11.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       469                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.255% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division630

  Accumulation unit value:
    Beginning of period                                                     $8.17               N/A                 N/A
    End of period                                                           $8.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,496               N/A                 N/A

JNL/MCM The S&P(R) 10 Division630

  Accumulation unit value:
    Beginning of period                                                     $7.69               N/A                 N/A
    End of period                                                           $9.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,653               N/A                 N/A

JNL/MCM Global 15 Division630

  Accumulation unit value:
    Beginning of period                                                     $8.96               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,276               N/A                 N/A

JNL/MCM 25 Division630

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,113               N/A                 N/A

JNL/MCM Select Small-Cap Division630

  Accumulation unit value:
    Beginning of period                                                    $13.93               N/A                 N/A
    End of period                                                          $16.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,464               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.26% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division571

  Accumulation unit value:
    Beginning of period                                                    $11.68               N/A                 N/A
    End of period                                                          $12.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division571

  Accumulation unit value:
    Beginning of period                                                    $13.21               N/A                 N/A
    End of period                                                          $15.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division699

  Accumulation unit value:
    Beginning of period                                                     $8.26               N/A                 N/A
    End of period                                                           $8.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,663               N/A                 N/A

JNL/MCM The S&P(R) 10 Division699

  Accumulation unit value:
    Beginning of period                                                     $8.41               N/A                 N/A
    End of period                                                           $9.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,615               N/A                 N/A

JNL/MCM Global 15 Division699

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,196               N/A                 N/A

JNL/MCM 25 Division699

  Accumulation unit value:
    Beginning of period                                                    $10.25               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,145               N/A                 N/A

JNL/MCM Select Small-Cap Division699

  Accumulation unit value:
    Beginning of period                                                    $15.45               N/A                 N/A
    End of period                                                          $16.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,423               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division571

  Accumulation unit value:
    Beginning of period                                                    $14.39               N/A                 N/A
    End of period                                                          $15.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.31% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






 INVESTMENT DIVISIONS                                                   DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division730

  Accumulation unit value:
    Beginning of period                                                     $8.67               N/A                 N/A
    End of period                                                           $8.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       226                N/A                 N/A

JNL/MCM The S&P(R) 10 Division730

  Accumulation unit value:
    Beginning of period                                                     $8.88               N/A                 N/A
    End of period                                                           $8.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       221                N/A                 N/A

JNL/MCM Global 15 Division730

  Accumulation unit value:
    Beginning of period                                                    $10.66               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       184                N/A                 N/A

JNL/MCM 25 Division730

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       182                N/A                 N/A

JNL/MCM Select Small-Cap Division730

  Accumulation unit value:
    Beginning of period                                                    $16.45               N/A                 N/A
    End of period                                                          $16.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       119                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division670

  Accumulation unit value:
    Beginning of period                                                     $9.10               N/A                 N/A
    End of period                                                           $9.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,945               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division670

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $12.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,124               N/A                 N/A

JNL/MCM Small Cap Index Division670

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       737                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division670

  Accumulation unit value:
    Beginning of period                                                     $9.05               N/A                 N/A
    End of period                                                          $10.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,745               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Aggressive Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $11.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I563

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                           $9.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division598

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                           $9.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division598

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                           $9.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.46% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division640

  Accumulation unit value:
    Beginning of period                                                    $12.46               N/A                 N/A
    End of period                                                          $16.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division656

  Accumulation unit value:
    Beginning of period                                                     $9.22               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,386               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.56% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND EARNINGSMAX AND
  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division
  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division717

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,472               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division717

  Accumulation unit value:
    Beginning of period                                                    $11.73               N/A                 N/A
    End of period                                                          $12.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,515               N/A                 N/A

JNL/MCM Small Cap Index Division717

  Accumulation unit value:
    Beginning of period                                                    $12.22               N/A                 N/A
    End of period                                                          $12.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,358               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division717

  Accumulation unit value:
    Beginning of period                                                    $12.40               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,269               N/A                 N/A

JNL/MCM Bond Index Division717

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $10.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,075               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A



FIFTH THIRD PERSPECTIVE

ACCUMULATION UNIT VALUES
BASE CONTRACT - M&E 1.25%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $25.25
    End of period                                                                            $26.50
  Accumulation units outstanding
  at the end of period                                                                         187

JNL/FMR Capital Growth Division574

  Accumulation unit value:
    Beginning of period                                                                      $18.27
    End of period                                                                            $21.31
  Accumulation units outstanding
  at the end of period                                                                         322

JNL/Select Global Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $21.71
    End of period                                                                            $23.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.83
    End of period                                                                            $17.69
  Accumulation units outstanding
  at the end of period                                                                         77






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division580

  Accumulation unit value:
    Beginning of period                                                                      $15.74
    End of period                                                                            $17.40
  Accumulation units outstanding
  at the end of period                                                                        1,574

JNL/Eagle SmallCap Equity Division580

  Accumulation unit value:
    Beginning of period                                                                      $16.65
    End of period                                                                            $19.82
  Accumulation units outstanding
  at the end of period                                                                        3,955

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.64
    End of period                                                                            $23.36
  Accumulation units outstanding
  at the end of period                                                                        7,869

JNL/Putnam Equity Division587

  Accumulation unit value:
    Beginning of period                                                                      $18.46
    End of period                                                                            $20.49
  Accumulation units outstanding
  at the end of period                                                                         525

JNL/PPM America High Yield Bond Division581

  Accumulation unit value:
    Beginning of period                                                                      $15.31
    End of period                                                                            $16.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.44
    End of period                                                                            $12.41
  Accumulation units outstanding
  at the end of period                                                                        1,540






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division574

  Accumulation unit value:
    Beginning of period                                                                      $18.33
    End of period                                                                            $20.12
  Accumulation units outstanding
  at the end of period                                                                         278

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.70
    End of period                                                                            $18.90
  Accumulation units outstanding
  at the end of period                                                                       26,301

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.20
    End of period                                                                            $15.81
  Accumulation units outstanding
  at the end of period                                                                       45,355

JNL/T. Rowe Price Established Growth Division580

  Accumulation unit value:
    Beginning of period                                                                      $23.22
    End of period                                                                            $26.16
  Accumulation units outstanding
  at the end of period                                                                        3,375

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.20
    End of period                                                                            $13.68
  Accumulation units outstanding
  at the end of period                                                                       25,471

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $30.25
    End of period                                                                            $33.96
  Accumulation units outstanding
  at the end of period                                                                        4,545






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division580

  Accumulation unit value:
    Beginning of period                                                                       $9.19
    End of period                                                                            $10.03
  Accumulation units outstanding
  at the end of period                                                                         292

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.25
    End of period                                                                            $10.57
  Accumulation units outstanding
  at the end of period                                                                       10,744

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.60
    End of period                                                                            $14.11
  Accumulation units outstanding
  at the end of period                                                                       106,789

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.25
    End of period                                                                            $14.79
  Accumulation units outstanding
  at the end of period                                                                       32,087

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.05
    End of period                                                                            $17.42
  Accumulation units outstanding
  at the end of period                                                                       37,892

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.84
    End of period                                                                            $13.22
  Accumulation units outstanding
  at the end of period                                                                        1,558






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division581

  Accumulation unit value:
    Beginning of period                                                                       $7.53
    End of period                                                                             $8.39
  Accumulation units outstanding
  at the end of period                                                                        2,288

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.38
    End of period                                                                             $9.71
  Accumulation units outstanding
  at the end of period                                                                       12,609

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.59
    End of period                                                                            $10.07
  Accumulation units outstanding
  at the end of period                                                                       11,847

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.79
    End of period                                                                            $11.91
  Accumulation units outstanding
  at the end of period                                                                       12,993

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.45
    End of period                                                                            $12.11
  Accumulation units outstanding
  at the end of period                                                                       16,445

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.19
    End of period                                                                            $18.63
  Accumulation units outstanding
  at the end of period                                                                        6,020






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division585

  Accumulation unit value:
    Beginning of period                                                                       $5.40
    End of period                                                                             $5.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division574

  Accumulation unit value:
    Beginning of period                                                                      $11.00
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division594

  Accumulation unit value:
    Beginning of period                                                                      $11.24
    End of period                                                                            $12.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division574

  Accumulation unit value:
    Beginning of period                                                                      $14.29
    End of period                                                                            $17.59
  Accumulation units outstanding
  at the end of period                                                                        1,874

JNL/MCM Consumer Brands Sector Division590

  Accumulation unit value:
    Beginning of period                                                                      $10.05
    End of period                                                                            $11.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division585

  Accumulation unit value:
    Beginning of period                                                                       $4.02
    End of period                                                                             $4.60
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division583

  Accumulation unit value:
    Beginning of period                                                                       $6.48
    End of period                                                                             $7.63
  Accumulation units outstanding
  at the end of period                                                                         152

JNL/FMR Balanced Division576

  Accumulation unit value:
    Beginning of period                                                                       $9.24
    End of period                                                                            $10.27
  Accumulation units outstanding
  at the end of period                                                                        4,447

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.90
    End of period                                                                            $13.31
  Accumulation units outstanding
  at the end of period                                                                        1,068

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.78
    End of period                                                                            $10.56
  Accumulation units outstanding
  at the end of period                                                                        9,385

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.60
    End of period                                                                            $12.92
  Accumulation units outstanding
  at the end of period                                                                        5,283

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.66
    End of period                                                                            $13.24
  Accumulation units outstanding
  at the end of period                                                                        7,009






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.99
    End of period                                                                            $13.66
  Accumulation units outstanding
  at the end of period                                                                        3,489

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.80
    End of period                                                                            $11.16
  Accumulation units outstanding
  at the end of period                                                                        4,090

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.08
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                       10,066

JNL/Oppenheimer Growth Division580

  Accumulation unit value:
    Beginning of period                                                                       $7.89
    End of period                                                                             $8.25
  Accumulation units outstanding
  at the end of period                                                                        4,629

JNL/AIM Large Cap Growth Division574

  Accumulation unit value:
    Beginning of period                                                                      $10.37
    End of period                                                                            $11.24
  Accumulation units outstanding
  at the end of period                                                                        4,280

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.35
    End of period                                                                            $11.99
  Accumulation units outstanding
  at the end of period                                                                       24,557






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Value Division580

  Accumulation unit value:
    Beginning of period                                                                      $14.36
    End of period                                                                            $16.50
  Accumulation units outstanding
  at the end of period                                                                        4,737

JNL/MCM Nasdaq 15 Division675

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $10.84
  Accumulation units outstanding
  at the end of period                                                                        5,155

JNL/MCM Value Line 25 Division675

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $11.44
  Accumulation units outstanding
  at the end of period                                                                       13,239

JNL/MCM VIP Division677

  Accumulation unit value:
    Beginning of period                                                                      $10.05
    End of period                                                                            $11.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.71
    End of period                                                                            $10.91
  Accumulation units outstanding
  at the end of period                                                                       44,637

Fifth Third Quality Growth VIP Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.99
    End of period                                                                             $7.24
  Accumulation units outstanding
  at the end of period                                                                       129,125






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Balanced VIP Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.64
    End of period                                                                            $12.18
  Accumulation units outstanding
  at the end of period                                                                        2,716

Fifth Third Mid Cap VIP Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.21
    End of period                                                                            $15.09
  Accumulation units outstanding
  at the end of period                                                                       33,132

Fifth Third Disciplined Value VIP Division576

  Accumulation unit value:
    Beginning of period                                                                      $13.47
    End of period                                                                            $15.08
  Accumulation units outstanding
  at the end of period                                                                       70,674


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.50% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $24.69
    End of period                                                                            $25.86
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.45
    End of period                                                                            $20.81
  Accumulation units outstanding
  at the end of period                                                                        5,738

JNL/Select Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.23
    End of period                                                                            $22.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.47
    End of period                                                                            $17.29
  Accumulation units outstanding
  at the end of period                                                                         37






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.01
    End of period                                                                            $17.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.32
    End of period                                                                            $19.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.16
    End of period                                                                            $22.81
  Accumulation units outstanding
  at the end of period                                                                        1,407

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.13
    End of period                                                                            $20.00
  Accumulation units outstanding
  at the end of period                                                                         53

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.32
    End of period                                                                            $15.88
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.16
    End of period                                                                            $12.12
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.34
    End of period                                                                            $19.64
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.31
    End of period                                                                            $18.45
  Accumulation units outstanding
  at the end of period                                                                        1,773

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.86
    End of period                                                                            $15.43
  Accumulation units outstanding
  at the end of period                                                                        3,208

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.74
    End of period                                                                            $25.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.93
    End of period                                                                            $13.35
  Accumulation units outstanding
  at the end of period                                                                        1,547

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $29.58
    End of period                                                                            $33.16
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.38
    End of period                                                                             $9.86
  Accumulation units outstanding
  at the end of period                                                                         811

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.10
    End of period                                                                            $10.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.39
    End of period                                                                            $13.87
  Accumulation units outstanding
  at the end of period                                                                       34,866

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.04
    End of period                                                                            $14.53
  Accumulation units outstanding
  at the end of period                                                                        1,122

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.82
    End of period                                                                            $17.13
  Accumulation units outstanding
  at the end of period                                                                        1,600

JNL/Salomon Brothers High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.61
    End of period                                                                            $12.99
  Accumulation units outstanding
  at the end of period                                                                         616






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.64
    End of period                                                                             $8.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.26
    End of period                                                                             $9.58
  Accumulation units outstanding
  at the end of period                                                                        5,056

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.48
    End of period                                                                             $9.94
  Accumulation units outstanding
  at the end of period                                                                        5,238

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.67
    End of period                                                                            $11.75
  Accumulation units outstanding
  at the end of period                                                                        3,995

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.32
    End of period                                                                            $11.94
  Accumulation units outstanding
  at the end of period                                                                        3,724

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.00
    End of period                                                                            $18.37
  Accumulation units outstanding
  at the end of period                                                                        2,516






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.34
    End of period                                                                             $5.71
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.01
    End of period                                                                            $10.75
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.82
    End of period                                                                            $12.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.56
    End of period                                                                            $17.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.01
    End of period                                                                            $10.86
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.13
    End of period                                                                             $4.54
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.70
    End of period                                                                             $7.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.40
    End of period                                                                            $10.15
  Accumulation units outstanding
  at the end of period                                                                       16,829

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.78
    End of period                                                                            $13.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.48
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.54
    End of period                                                                            $12.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.59
    End of period                                                                            $13.14
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.92
    End of period                                                                            $13.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.74
    End of period                                                                            $11.08
  Accumulation units outstanding
  at the end of period                                                                        1,382

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.01
    End of period                                                                            $11.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.11
    End of period                                                                             $8.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $11.15
  Accumulation units outstanding
  at the end of period                                                                         72

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.28
    End of period                                                                            $11.89
  Accumulation units outstanding
  at the end of period                                                                        1,337






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.93
    End of period                                                                            $16.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division689

  Accumulation unit value:
    Beginning of period                                                                       $9.94
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division675

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $11.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division686

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.91
    End of period                                                                            $10.91
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division581

  Accumulation unit value:
    Beginning of period                                                                       $6.76
    End of period                                                                             $7.17
  Accumulation units outstanding
  at the end of period                                                                        8,423

Fifth Third Balanced VIP Division719

  Accumulation unit value:
    Beginning of period                                                                      $11.85
    End of period                                                                            $12.11
  Accumulation units outstanding
  at the end of period                                                                        2,279

Fifth Third Mid Cap VIP Division581

  Accumulation unit value:
    Beginning of period                                                                      $13.55
    End of period                                                                            $15.00
  Accumulation units outstanding
  at the end of period                                                                        1,712

Fifth Third Disciplined Value VIP Division581

  Accumulation unit value:
    Beginning of period                                                                      $13.43
    End of period                                                                            $14.99
  Accumulation units outstanding
  at the end of period                                                                        4,586


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.55% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
4% ROLL-UP DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL
EARNINGSMAX
FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division628

  Accumulation unit value:
    Beginning of period                                                                      $22.90
    End of period                                                                            $25.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division612

  Accumulation unit value:
    Beginning of period                                                                      $18.31
    End of period                                                                            $20.71
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division650

  Accumulation unit value:
    Beginning of period                                                                      $19.75
    End of period                                                                            $22.88
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.40
    End of period                                                                            $17.21
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.95
    End of period                                                                            $16.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.25
    End of period                                                                            $19.33
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.07
    End of period                                                                            $22.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division581

  Accumulation unit value:
    Beginning of period                                                                      $17.55
    End of period                                                                            $19.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.26
    End of period                                                                            $15.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.11
    End of period                                                                            $12.06
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.26
    End of period                                                                            $19.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.23
    End of period                                                                            $18.36
  Accumulation units outstanding
  at the end of period                                                                         702

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.80
    End of period                                                                            $15.36
  Accumulation units outstanding
  at the end of period                                                                        1,303

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.63
    End of period                                                                            $25.42
  Accumulation units outstanding
  at the end of period                                                                         204

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.87
    End of period                                                                            $13.29
  Accumulation units outstanding
  at the end of period                                                                         714

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $29.44
    End of period                                                                            $33.00
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.35
    End of period                                                                             $9.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.08
    End of period                                                                            $10.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.35
    End of period                                                                            $13.83
  Accumulation units outstanding
  at the end of period                                                                        2,509

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.00
    End of period                                                                            $14.49
  Accumulation units outstanding
  at the end of period                                                                         508

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.77
    End of period                                                                            $17.07
  Accumulation units outstanding
  at the end of period                                                                         766

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.59
    End of period                                                                            $12.95
  Accumulation units outstanding
  at the end of period                                                                         199






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.62
    End of period                                                                             $8.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.24
    End of period                                                                             $9.55
  Accumulation units outstanding
  at the end of period                                                                        1,465

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.46
    End of period                                                                             $9.91
  Accumulation units outstanding
  at the end of period                                                                        1,561

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.65
    End of period                                                                            $11.72
  Accumulation units outstanding
  at the end of period                                                                        1,328

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.30
    End of period                                                                            $11.91
  Accumulation units outstanding
  at the end of period                                                                        1,250

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.96
    End of period                                                                            $18.32
  Accumulation units outstanding
  at the end of period                                                                         873






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.33
    End of period                                                                             $5.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.99
    End of period                                                                            $10.72
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.79
    End of period                                                                            $12.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.52
    End of period                                                                            $17.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.98
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.12
    End of period                                                                             $4.53
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.69
    End of period                                                                             $7.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.38
    End of period                                                                            $10.12
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.76
    End of period                                                                            $13.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.71
    End of period                                                                            $10.47
  Accumulation units outstanding
  at the end of period                                                                        1,679

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.52
    End of period                                                                            $12.81
  Accumulation units outstanding
  at the end of period                                                                         785

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.58
    End of period                                                                            $13.12
  Accumulation units outstanding
  at the end of period                                                                         789






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.91
    End of period                                                                            $13.54
  Accumulation units outstanding
  at the end of period                                                                         510

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.72
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                         400

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.99
    End of period                                                                            $11.28
  Accumulation units outstanding
  at the end of period                                                                         257

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.10
    End of period                                                                             $8.16
  Accumulation units outstanding
  at the end of period                                                                         848

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.51
    End of period                                                                            $11.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.26
    End of period                                                                            $11.87
  Accumulation units outstanding
  at the end of period                                                                         957






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.92
    End of period                                                                            $16.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.90
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.89
    End of period                                                                            $11.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division684

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $10.91
  Accumulation units outstanding
  at the end of period                                                                        4,030






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division603

  Accumulation unit value:
    Beginning of period                                                                       $6.89
    End of period                                                                             $7.16
  Accumulation units outstanding
  at the end of period                                                                        4,008

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division603

  Accumulation unit value:
    Beginning of period                                                                      $13.98
    End of period                                                                            $14.98
  Accumulation units outstanding
  at the end of period                                                                        1,210

Fifth Third Disciplined Value VIP Division603

  Accumulation unit value:
    Beginning of period                                                                      $13.91
    End of period                                                                            $14.97
  Accumulation units outstanding
  at the end of period                                                                        1,956

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.60% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $24.47
    End of period                                                                            $25.62
  Accumulation units outstanding
  at the end of period                                                                         270

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.29
    End of period                                                                            $20.61
  Accumulation units outstanding
  at the end of period                                                                         294

JNL/Select Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.23
    End of period                                                                            $22.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.33
    End of period                                                                            $17.13
  Accumulation units outstanding
  at the end of period                                                                        4,423






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.89
    End of period                                                                            $16.91
  Accumulation units outstanding
  at the end of period                                                                        1,905

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.18
    End of period                                                                            $19.25
  Accumulation units outstanding
  at the end of period                                                                         550

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.97
    End of period                                                                            $22.59
  Accumulation units outstanding
  at the end of period                                                                       19,669

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.96
    End of period                                                                            $19.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.19
    End of period                                                                            $15.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.04
    End of period                                                                            $11.99
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.17
    End of period                                                                            $19.45
  Accumulation units outstanding
  at the end of period                                                                         455

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.15
    End of period                                                                            $18.27
  Accumulation units outstanding
  at the end of period                                                                       19,121

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.73
    End of period                                                                            $15.29
  Accumulation units outstanding
  at the end of period                                                                       31,650

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.53
    End of period                                                                            $25.30
  Accumulation units outstanding
  at the end of period                                                                        6,396

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.82
    End of period                                                                            $13.22
  Accumulation units outstanding
  at the end of period                                                                       21,267

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $29.31
    End of period                                                                            $32.84
  Accumulation units outstanding
  at the end of period                                                                        3,334






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.32
    End of period                                                                             $9.80
  Accumulation units outstanding
  at the end of period                                                                        1,296

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.05
    End of period                                                                            $10.32
  Accumulation units outstanding
  at the end of period                                                                       18,489

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.31
    End of period                                                                            $13.78
  Accumulation units outstanding
  at the end of period                                                                       74,845

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.96
    End of period                                                                            $14.44
  Accumulation units outstanding
  at the end of period                                                                       19,087

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.72
    End of period                                                                            $17.01
  Accumulation units outstanding
  at the end of period                                                                       31,659

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.55
    End of period                                                                            $12.91
  Accumulation units outstanding
  at the end of period                                                                       10,287






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.60
    End of period                                                                             $8.23
  Accumulation units outstanding
  at the end of period                                                                        2,213

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.22
    End of period                                                                             $9.53
  Accumulation units outstanding
  at the end of period                                                                       63,963

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.44
    End of period                                                                             $9.88
  Accumulation units outstanding
  at the end of period                                                                       67,735

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.63
    End of period                                                                            $11.69
  Accumulation units outstanding
  at the end of period                                                                       56,413

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.27
    End of period                                                                            $11.88
  Accumulation units outstanding
  at the end of period                                                                       54,441

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.92
    End of period                                                                            $18.27
  Accumulation units outstanding
  at the end of period                                                                       34,592






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.31
    End of period                                                                             $5.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.96
    End of period                                                                            $10.69
  Accumulation units outstanding
  at the end of period                                                                         674

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.76
    End of period                                                                            $12.03
  Accumulation units outstanding
  at the end of period                                                                         461

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.48
    End of period                                                                            $17.26
  Accumulation units outstanding
  at the end of period                                                                         842

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.96
    End of period                                                                            $10.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.11
    End of period                                                                             $4.52
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.68
    End of period                                                                             $7.51
  Accumulation units outstanding
  at the end of period                                                                        1,760

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.36
    End of period                                                                            $10.10
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.74
    End of period                                                                            $13.10
  Accumulation units outstanding
  at the end of period                                                                        9,153

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.70
    End of period                                                                            $10.45
  Accumulation units outstanding
  at the end of period                                                                       11,365

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.51
    End of period                                                                            $12.79
  Accumulation units outstanding
  at the end of period                                                                       10,860

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.56
    End of period                                                                            $13.11
  Accumulation units outstanding
  at the end of period                                                                        3,392






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.89
    End of period                                                                            $13.52
  Accumulation units outstanding
  at the end of period                                                                        2,855

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.71
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                        7,212

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.98
    End of period                                                                            $11.25
  Accumulation units outstanding
  at the end of period                                                                       31,693

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.09
    End of period                                                                             $8.15
  Accumulation units outstanding
  at the end of period                                                                       10,595

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.50
    End of period                                                                            $11.11
  Accumulation units outstanding
  at the end of period                                                                       21,946

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.25
    End of period                                                                            $11.85
  Accumulation units outstanding
  at the end of period                                                                       21,590






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.90
    End of period                                                                            $16.37
  Accumulation units outstanding
  at the end of period                                                                        4,420

JNL/MCM Nasdaq 15 Division692

  Accumulation unit value:
    Beginning of period                                                                      $10.12
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division681

  Accumulation unit value:
    Beginning of period                                                                       $9.73
    End of period                                                                            $11.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division678

  Accumulation unit value:
    Beginning of period                                                                       $9.95
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division678

  Accumulation unit value:
    Beginning of period                                                                       $9.92
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division575

  Accumulation unit value:
    Beginning of period                                                                       $6.71
    End of period                                                                             $7.15
  Accumulation units outstanding
  at the end of period                                                                       114,822

Fifth Third Balanced VIP Division585

  Accumulation unit value:
    Beginning of period                                                                      $11.39
    End of period                                                                            $12.08
  Accumulation units outstanding
  at the end of period                                                                        1,941

Fifth Third Mid Cap VIP Division575

  Accumulation unit value:
    Beginning of period                                                                      $13.51
    End of period                                                                            $14.96
  Accumulation units outstanding
  at the end of period                                                                       29,001

Fifth Third Disciplined Value VIP Division575

  Accumulation unit value:
    Beginning of period                                                                      $13.30
    End of period                                                                            $14.95
  Accumulation units outstanding
  at the end of period                                                                       68,520

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.645% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division603

  Accumulation unit value:
    Beginning of period                                                                      $18.27
    End of period                                                                            $20.52
  Accumulation units outstanding
  at the end of period                                                                         468

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division709

  Accumulation unit value:
    Beginning of period                                                                      $16.24
    End of period                                                                            $17.06
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division658

  Accumulation unit value:
    Beginning of period                                                                      $15.24
    End of period                                                                            $16.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division658

  Accumulation unit value:
    Beginning of period                                                                      $16.34
    End of period                                                                            $19.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division585

  Accumulation unit value:
    Beginning of period                                                                      $20.45
    End of period                                                                            $22.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division698

  Accumulation unit value:
    Beginning of period                                                                      $18.51
    End of period                                                                            $19.72
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division590

  Accumulation unit value:
    Beginning of period                                                                      $11.99
    End of period                                                                            $11.95
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division623

  Accumulation unit value:
    Beginning of period                                                                      $17.62
    End of period                                                                            $19.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division603

  Accumulation unit value:
    Beginning of period                                                                      $17.09
    End of period                                                                            $18.19
  Accumulation units outstanding
  at the end of period                                                                         357

JNL/Salomon Brothers U.S. Government & Quality Bond Division603

  Accumulation unit value:
    Beginning of period                                                                      $14.69
    End of period                                                                            $15.22
  Accumulation units outstanding
  at the end of period                                                                         623

JNL/T. Rowe Price Established Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $23.61
    End of period                                                                            $25.19
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division658

  Accumulation unit value:
    Beginning of period                                                                      $11.38
    End of period                                                                            $13.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Mid-Cap Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $29.71
    End of period                                                                            $32.69
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division698

  Accumulation unit value:
    Beginning of period                                                                       $9.26
    End of period                                                                             $9.76
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division623

  Accumulation unit value:
    Beginning of period                                                                       $8.64
    End of period                                                                            $10.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division585

  Accumulation unit value:
    Beginning of period                                                                      $13.17
    End of period                                                                            $13.74
  Accumulation units outstanding
  at the end of period                                                                        1,155

JNL/Lazard Small Cap Value Division603

  Accumulation unit value:
    Beginning of period                                                                      $12.96
    End of period                                                                            $14.39
  Accumulation units outstanding
  at the end of period                                                                         141

JNL/Lazard Mid Cap Value Division603

  Accumulation unit value:
    Beginning of period                                                                      $14.99
    End of period                                                                            $16.96
  Accumulation units outstanding
  at the end of period                                                                         244

JNL/Salomon Brothers High Yield Bond Division675

  Accumulation unit value:
    Beginning of period                                                                      $12.52
    End of period                                                                            $12.85
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division685

  Accumulation unit value:
    Beginning of period                                                                       $7.52
    End of period                                                                             $8.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division598

  Accumulation unit value:
    Beginning of period                                                                       $8.91
    End of period                                                                             $9.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division598

  Accumulation unit value:
    Beginning of period                                                                       $8.50
    End of period                                                                             $9.86
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division598

  Accumulation unit value:
    Beginning of period                                                                       $9.48
    End of period                                                                            $11.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division585

  Accumulation unit value:
    Beginning of period                                                                       $9.87
    End of period                                                                            $11.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division598

  Accumulation unit value:
    Beginning of period                                                                      $15.56
    End of period                                                                            $18.23
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division712

  Accumulation unit value:
    Beginning of period                                                                       $5.56
    End of period                                                                             $5.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division705

  Accumulation unit value:
    Beginning of period                                                                      $10.21
    End of period                                                                            $10.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division623

  Accumulation unit value:
    Beginning of period                                                                      $15.15
    End of period                                                                            $17.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division686

  Accumulation unit value:
    Beginning of period                                                                       $4.24
    End of period                                                                             $4.50
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division704

  Accumulation unit value:
    Beginning of period                                                                       $9.81
    End of period                                                                            $10.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division606

  Accumulation unit value:
    Beginning of period                                                                      $11.94
    End of period                                                                            $13.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division589

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $10.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division598

  Accumulation unit value:
    Beginning of period                                                                      $11.37
    End of period                                                                            $12.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division598

  Accumulation unit value:
    Beginning of period                                                                      $11.30
    End of period                                                                            $13.09
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division598

  Accumulation unit value:
    Beginning of period                                                                      $11.61
    End of period                                                                            $13.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division598

  Accumulation unit value:
    Beginning of period                                                                      $10.57
    End of period                                                                            $11.03
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division589

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.24
  Accumulation units outstanding
  at the end of period                                                                         251

JNL/Oppenheimer Growth Division585

  Accumulation unit value:
    Beginning of period                                                                       $7.87
    End of period                                                                             $8.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division675

  Accumulation unit value:
    Beginning of period                                                                      $10.44
    End of period                                                                            $11.10
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division603

  Accumulation unit value:
    Beginning of period                                                                      $11.10
    End of period                                                                            $11.84
  Accumulation units outstanding
  at the end of period                                                                         165






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division585

  Accumulation unit value:
    Beginning of period                                                                      $14.43
    End of period                                                                            $16.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division676

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division698

  Accumulation unit value:
    Beginning of period                                                                      $10.47
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division699

  Accumulation unit value:
    Beginning of period                                                                      $10.44
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division729

  Accumulation unit value:
    Beginning of period                                                                      $10.75
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division603

  Accumulation unit value:
    Beginning of period                                                                      $13.95
    End of period                                                                            $14.95
  Accumulation units outstanding
  at the end of period                                                                         262

Fifth Third Disciplined Value VIP Division603

  Accumulation unit value:
    Beginning of period                                                                      $13.88
    End of period                                                                            $14.93
  Accumulation units outstanding
  at the end of period                                                                         615

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.65% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $24.36
    End of period                                                                            $25.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.21
    End of period                                                                            $20.51
  Accumulation units outstanding
  at the end of period                                                                         637

JNL/Select Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.36
    End of period                                                                            $22.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.26
    End of period                                                                            $17.05
  Accumulation units outstanding
  at the end of period                                                                         150






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.83
    End of period                                                                            $16.84
  Accumulation units outstanding
  at the end of period                                                                         304

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.12
    End of period                                                                            $19.17
  Accumulation units outstanding
  at the end of period                                                                         770

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.88
    End of period                                                                            $22.48
  Accumulation units outstanding
  at the end of period                                                                        1,490

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.89
    End of period                                                                            $19.72
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.12
    End of period                                                                            $15.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.00
    End of period                                                                            $11.94
  Accumulation units outstanding
  at the end of period                                                                         164






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.09
    End of period                                                                            $19.35
  Accumulation units outstanding
  at the end of period                                                                        1,595

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.08
    End of period                                                                            $18.19
  Accumulation units outstanding
  at the end of period                                                                        4,726

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.67
    End of period                                                                            $15.21
  Accumulation units outstanding
  at the end of period                                                                        7,279

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.42
    End of period                                                                            $25.17
  Accumulation units outstanding
  at the end of period                                                                        2,545

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.77
    End of period                                                                            $13.16
  Accumulation units outstanding
  at the end of period                                                                        2,693

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $29.18
    End of period                                                                            $32.68
  Accumulation units outstanding
  at the end of period                                                                         121






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.29
    End of period                                                                             $9.76
  Accumulation units outstanding
  at the end of period                                                                         314

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.02
    End of period                                                                            $10.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.27
    End of period                                                                            $13.73
  Accumulation units outstanding
  at the end of period                                                                       19,136

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.92
    End of period                                                                            $14.39
  Accumulation units outstanding
  at the end of period                                                                        3,773

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.68
    End of period                                                                            $16.95
  Accumulation units outstanding
  at the end of period                                                                        5,524

JNL/Salomon Brothers High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.68
    End of period                                                                            $12.86
  Accumulation units outstanding
  at the end of period                                                                        2,054






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.58
    End of period                                                                             $8.21
  Accumulation units outstanding
  at the end of period                                                                        4,027

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.20
    End of period                                                                             $9.50
  Accumulation units outstanding
  at the end of period                                                                       14,308

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.42
    End of period                                                                             $9.86
  Accumulation units outstanding
  at the end of period                                                                       13,984

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.60
    End of period                                                                            $11.65
  Accumulation units outstanding
  at the end of period                                                                       11,697

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.25
    End of period                                                                            $11.85
  Accumulation units outstanding
  at the end of period                                                                       15,080

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.88
    End of period                                                                            $18.22
  Accumulation units outstanding
  at the end of period                                                                        7,607






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.30
    End of period                                                                             $5.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.93
    End of period                                                                            $10.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.55
    End of period                                                                            $11.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.59
    End of period                                                                            $17.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.94
    End of period                                                                            $10.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.10
    End of period                                                                             $4.50
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.66
    End of period                                                                             $7.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.34
    End of period                                                                            $10.08
  Accumulation units outstanding
  at the end of period                                                                         254

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.71
    End of period                                                                            $13.07
  Accumulation units outstanding
  at the end of period                                                                         105

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.69
    End of period                                                                            $10.43
  Accumulation units outstanding
  at the end of period                                                                         986

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.50
    End of period                                                                            $12.77
  Accumulation units outstanding
  at the end of period                                                                         273

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.55
    End of period                                                                            $13.09
  Accumulation units outstanding
  at the end of period                                                                         160






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.88
    End of period                                                                            $13.50
  Accumulation units outstanding
  at the end of period                                                                         909

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.70
    End of period                                                                            $11.03
  Accumulation units outstanding
  at the end of period                                                                        5,748

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.96
    End of period                                                                            $11.23
  Accumulation units outstanding
  at the end of period                                                                        2,738

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.08
    End of period                                                                             $8.13
  Accumulation units outstanding
  at the end of period                                                                         314

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.49
    End of period                                                                            $11.10
  Accumulation units outstanding
  at the end of period                                                                        2,301

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.24
    End of period                                                                            $11.84
  Accumulation units outstanding
  at the end of period                                                                        4,262






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.89
    End of period                                                                            $16.35
  Accumulation units outstanding
  at the end of period                                                                        1,999

JNL/MCM Nasdaq 15 Division679

  Accumulation unit value:
    Beginning of period                                                                       $9.84
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                        1,830

JNL/MCM Value Line 25 Division679

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                        1,814

JNL/MCM VIP Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.89
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                        1,854

JNL/MCM JNL 5 Division684

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                       23,508






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division597

  Accumulation unit value:
    Beginning of period                                                                       $7.01
    End of period                                                                             $7.13
  Accumulation units outstanding
  at the end of period                                                                       14,498

Fifth Third Balanced VIP Division704

  Accumulation unit value:
    Beginning of period                                                                      $11.79
    End of period                                                                            $12.07
  Accumulation units outstanding
  at the end of period                                                                         932

Fifth Third Mid Cap VIP Division597

  Accumulation unit value:
    Beginning of period                                                                      $14.15
    End of period                                                                            $14.95
  Accumulation units outstanding
  at the end of period                                                                        4,948

Fifth Third Disciplined Value VIP Division636

  Accumulation unit value:
    Beginning of period                                                                      $13.38
    End of period                                                                            $14.93
  Accumulation units outstanding
  at the end of period                                                                        8,571

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.70% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $24.26
    End of period                                                                            $25.38
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.12
    End of period                                                                            $20.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.23
    End of period                                                                            $22.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.19
    End of period                                                                            $16.98
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.77
    End of period                                                                            $16.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.05
    End of period                                                                            $19.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.78
    End of period                                                                            $22.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.80
    End of period                                                                            $19.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.05
    End of period                                                                            $15.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.92
    End of period                                                                            $11.87
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.01
    End of period                                                                            $19.26
  Accumulation units outstanding
  at the end of period                                                                         221

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.00
    End of period                                                                            $18.10
  Accumulation units outstanding
  at the end of period                                                                        2,177

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.60
    End of period                                                                            $15.14
  Accumulation units outstanding
  at the end of period                                                                        2,609

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.32
    End of period                                                                            $25.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.72
    End of period                                                                            $13.10
  Accumulation units outstanding
  at the end of period                                                                        1,251

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $29.05
    End of period                                                                            $32.52
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.26
    End of period                                                                             $9.73
  Accumulation units outstanding
  at the end of period                                                                         769

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.99
    End of period                                                                            $10.25
  Accumulation units outstanding
  at the end of period                                                                         817

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.23
    End of period                                                                            $13.68
  Accumulation units outstanding
  at the end of period                                                                        5,624

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.88
    End of period                                                                            $14.34
  Accumulation units outstanding
  at the end of period                                                                        1,069

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.63
    End of period                                                                            $16.89
  Accumulation units outstanding
  at the end of period                                                                        1,539

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.47
    End of period                                                                            $12.82
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.56
    End of period                                                                             $8.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.17
    End of period                                                                             $9.47
  Accumulation units outstanding
  at the end of period                                                                         269

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.40
    End of period                                                                             $9.83
  Accumulation units outstanding
  at the end of period                                                                         273

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.58
    End of period                                                                            $11.62
  Accumulation units outstanding
  at the end of period                                                                         237

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.22
    End of period                                                                            $11.81
  Accumulation units outstanding
  at the end of period                                                                         223

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.84
    End of period                                                                            $18.17
  Accumulation units outstanding
  at the end of period                                                                         153






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.29
    End of period                                                                             $5.65
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.91
    End of period                                                                            $10.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.71
    End of period                                                                            $11.96
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.42
    End of period                                                                            $17.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.91
    End of period                                                                            $10.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.09
    End of period                                                                             $4.49
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.65
    End of period                                                                             $7.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.32
    End of period                                                                            $10.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.69
    End of period                                                                            $13.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $10.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.49
    End of period                                                                            $12.75
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.54
    End of period                                                                            $13.07
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.87
    End of period                                                                            $13.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.69
    End of period                                                                            $11.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.95
    End of period                                                                            $11.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.06
    End of period                                                                             $8.12
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.47
    End of period                                                                            $11.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.22
    End of period                                                                            $11.82
  Accumulation units outstanding
  at the end of period                                                                        1,299






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.88
    End of period                                                                            $16.33
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.85
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division686

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division686

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division585

  Accumulation unit value:
    Beginning of period                                                                       $6.77
    End of period                                                                             $7.12
  Accumulation units outstanding
  at the end of period                                                                        7,664

Fifth Third Balanced VIP Division585

  Accumulation unit value:
    Beginning of period                                                                      $11.37
    End of period                                                                            $12.05
  Accumulation units outstanding
  at the end of period                                                                         511

Fifth Third Mid Cap VIP Division585

  Accumulation unit value:
    Beginning of period                                                                      $13.71
    End of period                                                                            $14.93
  Accumulation units outstanding
  at the end of period                                                                        1,703

Fifth Third Disciplined Value VIP Division654

  Accumulation unit value:
    Beginning of period                                                                      $13.90
    End of period                                                                            $14.91
  Accumulation units outstanding
  at the end of period                                                                        3,164


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.75% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $24.14
    End of period                                                                            $25.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.04
    End of period                                                                            $20.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division679

  Accumulation unit value:
    Beginning of period                                                                      $20.21
    End of period                                                                            $22.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.13
    End of period                                                                            $16.91
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.77
    End of period                                                                            $16.76
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.99
    End of period                                                                            $19.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.69
    End of period                                                                            $22.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.81
    End of period                                                                            $19.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.98
    End of period                                                                            $15.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.87
    End of period                                                                            $11.81
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.93
    End of period                                                                            $19.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.92
    End of period                                                                            $18.01
  Accumulation units outstanding
  at the end of period                                                                         127

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.53
    End of period                                                                            $15.07
  Accumulation units outstanding
  at the end of period                                                                         298

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.21
    End of period                                                                            $24.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.66
    End of period                                                                            $13.04
  Accumulation units outstanding
  at the end of period                                                                         233

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.92
    End of period                                                                            $32.37
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.23
    End of period                                                                             $9.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.98
    End of period                                                                            $10.23
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.18
    End of period                                                                            $13.64
  Accumulation units outstanding
  at the end of period                                                                         494

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.84
    End of period                                                                            $14.29
  Accumulation units outstanding
  at the end of period                                                                         174

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.59
    End of period                                                                            $16.84
  Accumulation units outstanding
  at the end of period                                                                         238

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.42
    End of period                                                                            $12.77
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.54
    End of period                                                                             $8.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.15
    End of period                                                                             $9.45
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.38
    End of period                                                                             $9.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.56
    End of period                                                                            $11.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.20
    End of period                                                                            $11.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.80
    End of period                                                                            $18.12
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.27
    End of period                                                                             $5.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.88
    End of period                                                                            $10.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.69
    End of period                                                                            $11.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.38
    End of period                                                                            $17.11
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.89
    End of period                                                                            $10.71
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.08
    End of period                                                                             $4.48
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.50
    End of period                                                                             $7.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.30
    End of period                                                                            $10.03
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.67
    End of period                                                                            $13.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.67
    End of period                                                                            $10.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.47
    End of period                                                                            $12.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.52
    End of period                                                                            $13.05
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.85
    End of period                                                                            $13.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.67
    End of period                                                                            $11.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.93
    End of period                                                                            $11.19
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.05
    End of period                                                                             $8.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.46
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.21
    End of period                                                                            $11.80
  Accumulation units outstanding
  at the end of period                                                                         212






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.87
    End of period                                                                            $16.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division679

  Accumulation unit value:
    Beginning of period                                                                       $9.84
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division697

  Accumulation unit value:
    Beginning of period                                                                      $10.31
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division696

  Accumulation unit value:
    Beginning of period                                                                      $10.14
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division691

  Accumulation unit value:
    Beginning of period                                                                       $9.73
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division681

  Accumulation unit value:
    Beginning of period                                                                       $6.49
    End of period                                                                             $7.10
  Accumulation units outstanding
  at the end of period                                                                        1,303

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division681

  Accumulation unit value:
    Beginning of period                                                                      $13.29
    End of period                                                                            $14.91
  Accumulation units outstanding
  at the end of period                                                                         268

Fifth Third Disciplined Value VIP Division681

  Accumulation unit value:
    Beginning of period                                                                      $14.00
    End of period                                                                            $14.90
  Accumulation units outstanding
  at the end of period                                                                         605

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.76% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division694

  Accumulation unit value:
    Beginning of period                                                                      $23.34
    End of period                                                                            $25.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division631

  Accumulation unit value:
    Beginning of period                                                                      $16.93
    End of period                                                                            $20.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division694

  Accumulation unit value:
    Beginning of period                                                                      $15.45
    End of period                                                                            $16.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division682

  Accumulation unit value:
    Beginning of period                                                                      $16.34
    End of period                                                                            $19.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division618

  Accumulation unit value:
    Beginning of period                                                                      $20.64
    End of period                                                                            $22.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division618

  Accumulation unit value:
    Beginning of period                                                                      $15.09
    End of period                                                                            $15.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division704

  Accumulation unit value:
    Beginning of period                                                                      $11.82
    End of period                                                                            $11.82
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division618

  Accumulation unit value:
    Beginning of period                                                                      $17.10
    End of period                                                                            $17.99
  Accumulation units outstanding
  at the end of period                                                                        1,015

JNL/Salomon Brothers U.S. Government & Quality Bond Division618

  Accumulation unit value:
    Beginning of period                                                                      $14.66
    End of period                                                                            $15.05
  Accumulation units outstanding
  at the end of period                                                                        1,771

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division635

  Accumulation unit value:
    Beginning of period                                                                      $10.89
    End of period                                                                            $13.02
  Accumulation units outstanding
  at the end of period                                                                        1,460

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division618

  Accumulation unit value:
    Beginning of period                                                                      $13.26
    End of period                                                                            $13.63
  Accumulation units outstanding
  at the end of period                                                                        4,213

JNL/Lazard Small Cap Value Division635

  Accumulation unit value:
    Beginning of period                                                                      $11.94
    End of period                                                                            $14.28
  Accumulation units outstanding
  at the end of period                                                                         995

JNL/Lazard Mid Cap Value Division635

  Accumulation unit value:
    Beginning of period                                                                      $13.94
    End of period                                                                            $16.82
  Accumulation units outstanding
  at the end of period                                                                        1,541

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.42
    End of period                                                                            $12.77
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM The DowSM 10 Division618

  Accumulation unit value:
    Beginning of period                                                                       $8.77
    End of period                                                                             $9.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division618

  Accumulation unit value:
    Beginning of period                                                                       $8.39
    End of period                                                                             $9.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division618

  Accumulation unit value:
    Beginning of period                                                                       $9.50
    End of period                                                                            $11.58
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division618

  Accumulation unit value:
    Beginning of period                                                                      $10.43
    End of period                                                                            $11.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division618

  Accumulation unit value:
    Beginning of period                                                                      $15.62
    End of period                                                                            $18.11
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division682

  Accumulation unit value:
    Beginning of period                                                                       $9.78
    End of period                                                                            $10.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division663

  Accumulation unit value:
    Beginning of period                                                                      $15.70
    End of period                                                                            $17.10
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division694

  Accumulation unit value:
    Beginning of period                                                                      $11.95
    End of period                                                                            $13.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division618

  Accumulation unit value:
    Beginning of period                                                                       $9.57
    End of period                                                                            $10.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division618

  Accumulation unit value:
    Beginning of period                                                                      $11.28
    End of period                                                                            $12.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division618

  Accumulation unit value:
    Beginning of period                                                                      $11.28
    End of period                                                                            $13.04
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division618

  Accumulation unit value:
    Beginning of period                                                                      $11.76
    End of period                                                                            $13.45
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division618

  Accumulation unit value:
    Beginning of period                                                                      $10.76
    End of period                                                                            $11.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division635

  Accumulation unit value:
    Beginning of period                                                                       $9.73
    End of period                                                                            $11.79
  Accumulation units outstanding
  at the end of period                                                                        1,209






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Nasdaq 15 Division734

  Accumulation unit value:
    Beginning of period                                                                      $10.87
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division693

  Accumulation unit value:
    Beginning of period                                                                      $10.08
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division693

  Accumulation unit value:
    Beginning of period                                                                      $10.09
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division635

  Accumulation unit value:
    Beginning of period                                                                       $6.18
    End of period                                                                             $7.10
  Accumulation units outstanding
  at the end of period                                                                        8,570

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division635

  Accumulation unit value:
    Beginning of period                                                                      $12.47
    End of period                                                                            $14.91
  Accumulation units outstanding
  at the end of period                                                                        1,729

Fifth Third Disciplined Value VIP Division635

  Accumulation unit value:
    Beginning of period                                                                      $13.32
    End of period                                                                            $14.89
  Accumulation units outstanding
  at the end of period                                                                        4,051


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.80% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $24.03
    End of period                                                                            $25.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.96
    End of period                                                                            $20.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division648

  Accumulation unit value:
    Beginning of period                                                                      $19.18
    End of period                                                                            $22.33
  Accumulation units outstanding
  at the end of period                                                                         101

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.05
    End of period                                                                            $16.82
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.65
    End of period                                                                            $16.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.92
    End of period                                                                            $18.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.60
    End of period                                                                            $22.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.64
    End of period                                                                            $19.43
  Accumulation units outstanding
  at the end of period                                                                         116

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.92
    End of period                                                                            $15.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.84
    End of period                                                                            $11.77
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.85
    End of period                                                                            $19.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.85
    End of period                                                                            $17.92
  Accumulation units outstanding
  at the end of period                                                                         504

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.47
    End of period                                                                            $14.99
  Accumulation units outstanding
  at the end of period                                                                         232

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.11
    End of period                                                                            $24.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.61
    End of period                                                                            $12.97
  Accumulation units outstanding
  at the end of period                                                                         313

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.79
    End of period                                                                            $32.21
  Accumulation units outstanding
  at the end of period                                                                         240






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.21
    End of period                                                                             $9.66
  Accumulation units outstanding
  at the end of period                                                                         230

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.94
    End of period                                                                            $10.18
  Accumulation units outstanding
  at the end of period                                                                         223

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.14
    End of period                                                                            $13.59
  Accumulation units outstanding
  at the end of period                                                                        1,969

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.80
    End of period                                                                            $14.24
  Accumulation units outstanding
  at the end of period                                                                         920

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.54
    End of period                                                                            $16.78
  Accumulation units outstanding
  at the end of period                                                                         394

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.38
    End of period                                                                            $12.73
  Accumulation units outstanding
  at the end of period                                                                         805






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.52
    End of period                                                                             $8.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.13
    End of period                                                                             $9.42
  Accumulation units outstanding
  at the end of period                                                                        5,872

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.36
    End of period                                                                             $9.77
  Accumulation units outstanding
  at the end of period                                                                        5,967

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.53
    End of period                                                                            $11.56
  Accumulation units outstanding
  at the end of period                                                                        2,371

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.17
    End of period                                                                            $11.75
  Accumulation units outstanding
  at the end of period                                                                        2,153

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.77
    End of period                                                                            $18.07
  Accumulation units outstanding
  at the end of period                                                                        1,428






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.26
    End of period                                                                             $5.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.85
    End of period                                                                            $10.57
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.66
    End of period                                                                            $11.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.35
    End of period                                                                            $17.07
  Accumulation units outstanding
  at the end of period                                                                         244

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.86
    End of period                                                                            $10.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.07
    End of period                                                                             $4.47
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.62
    End of period                                                                             $7.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.28
    End of period                                                                            $10.01
  Accumulation units outstanding
  at the end of period                                                                        6,121

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.64
    End of period                                                                            $12.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.66
    End of period                                                                            $10.39
  Accumulation units outstanding
  at the end of period                                                                         660

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.46
    End of period                                                                            $12.71
  Accumulation units outstanding
  at the end of period                                                                         560

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.51
    End of period                                                                            $13.03
  Accumulation units outstanding
  at the end of period                                                                         561






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.84
    End of period                                                                            $13.44
  Accumulation units outstanding
  at the end of period                                                                         543

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.66
    End of period                                                                            $10.98
  Accumulation units outstanding
  at the end of period                                                                         598

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.92
    End of period                                                                            $11.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.04
    End of period                                                                             $8.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.45
    End of period                                                                            $11.04
  Accumulation units outstanding
  at the end of period                                                                         981

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.19
    End of period                                                                            $11.78
  Accumulation units outstanding
  at the end of period                                                                        1,119






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.86
    End of period                                                                            $16.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.81
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.52
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.75
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.71
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division679

  Accumulation unit value:
    Beginning of period                                                                       $6.49
    End of period                                                                             $7.09
  Accumulation units outstanding
  at the end of period                                                                        1,654

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division640

  Accumulation unit value:
    Beginning of period                                                                      $12.41
    End of period                                                                            $14.89
  Accumulation units outstanding
  at the end of period                                                                         960

Fifth Third Disciplined Value VIP Division640

  Accumulation unit value:
    Beginning of period                                                                      $13.30
    End of period                                                                            $14.88
  Accumulation units outstanding
  at the end of period                                                                        1,346

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.81% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division595

  Accumulation unit value:
    Beginning of period                                                                      $24.73
    End of period                                                                            $25.10
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division603

  Accumulation unit value:
    Beginning of period                                                                      $17.99
    End of period                                                                            $20.19
  Accumulation units outstanding
  at the end of period                                                                        2,393

JNL/Select Global Growth Division597

  Accumulation unit value:
    Beginning of period                                                                      $20.30
    End of period                                                                            $22.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division585

  Accumulation unit value:
    Beginning of period                                                                      $15.85
    End of period                                                                            $16.80
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division573

  Accumulation unit value:
    Beginning of period                                                                      $15.51
    End of period                                                                            $16.61
  Accumulation units outstanding
  at the end of period                                                                         232

JNL/Eagle SmallCap Equity Division573

  Accumulation unit value:
    Beginning of period                                                                      $16.71
    End of period                                                                            $18.92
  Accumulation units outstanding
  at the end of period                                                                         265

JNL/Select Balanced Division581

  Accumulation unit value:
    Beginning of period                                                                      $20.10
    End of period                                                                            $22.14
  Accumulation units outstanding
  at the end of period                                                                        3,430

JNL/Putnam Equity Division592

  Accumulation unit value:
    Beginning of period                                                                      $17.60
    End of period                                                                            $19.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.90
    End of period                                                                            $15.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division583

  Accumulation unit value:
    Beginning of period                                                                      $11.82
    End of period                                                                            $11.76
  Accumulation units outstanding
  at the end of period                                                                        1,281






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division573

  Accumulation unit value:
    Beginning of period                                                                      $17.69
    End of period                                                                            $19.06
  Accumulation units outstanding
  at the end of period                                                                         204

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.83
    End of period                                                                            $17.91
  Accumulation units outstanding
  at the end of period                                                                       12,068

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.46
    End of period                                                                            $14.98
  Accumulation units outstanding
  at the end of period                                                                        9,353

JNL/T. Rowe Price Established Growth Division573

  Accumulation unit value:
    Beginning of period                                                                      $22.84
    End of period                                                                            $24.79
  Accumulation units outstanding
  at the end of period                                                                        1,161

JNL/JPMorgan International Equity Division573

  Accumulation unit value:
    Beginning of period                                                                      $11.39
    End of period                                                                            $12.96
  Accumulation units outstanding
  at the end of period                                                                        3,250

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.76
    End of period                                                                            $32.18
  Accumulation units outstanding
  at the end of period                                                                        1,640






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division581

  Accumulation unit value:
    Beginning of period                                                                       $8.94
    End of period                                                                             $9.66
  Accumulation units outstanding
  at the end of period                                                                         165

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.93
    End of period                                                                            $10.18
  Accumulation units outstanding
  at the end of period                                                                         272

JNL/PIMCO Total Return Bond Division573

  Accumulation unit value:
    Beginning of period                                                                      $13.10
    End of period                                                                            $13.58
  Accumulation units outstanding
  at the end of period                                                                       28,324

JNL/Lazard Small Cap Value Division584

  Accumulation unit value:
    Beginning of period                                                                      $12.21
    End of period                                                                            $14.23
  Accumulation units outstanding
  at the end of period                                                                        3,608

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.53
    End of period                                                                            $16.77
  Accumulation units outstanding
  at the end of period                                                                        7,595

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.38
    End of period                                                                            $12.72
  Accumulation units outstanding
  at the end of period                                                                         231






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division586

  Accumulation unit value:
    Beginning of period                                                                       $7.45
    End of period                                                                             $8.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.13
    End of period                                                                             $9.42
  Accumulation units outstanding
  at the end of period                                                                        4,134

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.36
    End of period                                                                             $9.77
  Accumulation units outstanding
  at the end of period                                                                        3,305

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.53
    End of period                                                                            $11.55
  Accumulation units outstanding
  at the end of period                                                                        6,772

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.17
    End of period                                                                            $11.74
  Accumulation units outstanding
  at the end of period                                                                       16,359

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.76
    End of period                                                                            $18.06
  Accumulation units outstanding
  at the end of period                                                                        4,287






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division585

  Accumulation unit value:
    Beginning of period                                                                       $5.25
    End of period                                                                             $5.61
  Accumulation units outstanding
  at the end of period                                                                         407

JNL/MCM Healthcare Sector Division586

  Accumulation unit value:
    Beginning of period                                                                      $10.49
    End of period                                                                            $10.57
  Accumulation units outstanding
  at the end of period                                                                        2,608

JNL/MCM Financial Sector Division603

  Accumulation unit value:
    Beginning of period                                                                      $10.76
    End of period                                                                            $11.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division586

  Accumulation unit value:
    Beginning of period                                                                      $14.18
    End of period                                                                            $17.06
  Accumulation units outstanding
  at the end of period                                                                        7,079

JNL/MCM Consumer Brands Sector Division586

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $10.67
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division591

  Accumulation unit value:
    Beginning of period                                                                       $3.93
    End of period                                                                             $4.46
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division590

  Accumulation unit value:
    Beginning of period                                                                       $6.66
    End of period                                                                             $7.43
  Accumulation units outstanding
  at the end of period                                                                         193

JNL/FMR Balanced Division589

  Accumulation unit value:
    Beginning of period                                                                       $9.27
    End of period                                                                            $10.00
  Accumulation units outstanding
  at the end of period                                                                         716

JNL/T. Rowe Price Value Division573

  Accumulation unit value:
    Beginning of period                                                                      $11.54
    End of period                                                                            $12.97
  Accumulation units outstanding
  at the end of period                                                                        1,805

JNL/MCM S&P 500 Index Division573

  Accumulation unit value:
    Beginning of period                                                                       $9.59
    End of period                                                                            $10.39
  Accumulation units outstanding
  at the end of period                                                                       21,756

JNL/MCM S&P 400 MidCap Index Division573

  Accumulation unit value:
    Beginning of period                                                                      $11.32
    End of period                                                                            $12.71
  Accumulation units outstanding
  at the end of period                                                                        8,504

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.51
    End of period                                                                            $13.02
  Accumulation units outstanding
  at the end of period                                                                        8,063






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division573

  Accumulation unit value:
    Beginning of period                                                                      $11.63
    End of period                                                                            $13.44
  Accumulation units outstanding
  at the end of period                                                                        5,337

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.66
    End of period                                                                            $10.98
  Accumulation units outstanding
  at the end of period                                                                        7,222

JNL/Oppenheimer Global Growth Division573

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.17
  Accumulation units outstanding
  at the end of period                                                                        7,149

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.04
    End of period                                                                             $8.08
  Accumulation units outstanding
  at the end of period                                                                       10,438

JNL/AIM Large Cap Growth Division585

  Accumulation unit value:
    Beginning of period                                                                      $10.23
    End of period                                                                            $11.04
  Accumulation units outstanding
  at the end of period                                                                         144

JNL/AIM Small Cap Growth Division585

  Accumulation unit value:
    Beginning of period                                                                      $10.84
    End of period                                                                            $11.77
  Accumulation units outstanding
  at the end of period                                                                        2,958






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division581

  Accumulation unit value:
    Beginning of period                                                                      $14.35
    End of period                                                                            $16.29
  Accumulation units outstanding
  at the end of period                                                                         186

JNL/MCM Nasdaq 15 Division691

  Accumulation unit value:
    Beginning of period                                                                       $9.85
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division682

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                         236

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                                      $10.11
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                         241

JNL/MCM JNL 5 Division679

  Accumulation unit value:
    Beginning of period                                                                       $9.87
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                        7,779






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division585

  Accumulation unit value:
    Beginning of period                                                                       $6.74
    End of period                                                                             $7.09
  Accumulation units outstanding
  at the end of period                                                                       14,177

Fifth Third Balanced VIP Division598

  Accumulation unit value:
    Beginning of period                                                                      $11.47
    End of period                                                                            $12.02
  Accumulation units outstanding
  at the end of period                                                                         428

Fifth Third Mid Cap VIP Division592

  Accumulation unit value:
    Beginning of period                                                                      $13.94
    End of period                                                                            $14.89
  Accumulation units outstanding
  at the end of period                                                                        4,987

Fifth Third Disciplined Value VIP Division585

  Accumulation unit value:
    Beginning of period                                                                      $13.44
    End of period                                                                            $14.87
  Accumulation units outstanding
  at the end of period                                                                       13,339


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.85% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.92
    End of period                                                                            $25.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.88
    End of period                                                                            $20.12
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division593

  Accumulation unit value:
    Beginning of period                                                                      $20.23
    End of period                                                                            $22.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.98
    End of period                                                                            $16.74
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.59
    End of period                                                                            $16.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.86
    End of period                                                                            $18.86
  Accumulation units outstanding
  at the end of period                                                                         73

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.51
    End of period                                                                            $22.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.57
    End of period                                                                            $19.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.85
    End of period                                                                            $15.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.77
    End of period                                                                            $11.70
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.77
    End of period                                                                            $18.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.77
    End of period                                                                            $17.84
  Accumulation units outstanding
  at the end of period                                                                        4,967

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.40
    End of period                                                                            $14.92
  Accumulation units outstanding
  at the end of period                                                                        9,742

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.00
    End of period                                                                            $24.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.56
    End of period                                                                            $12.91
  Accumulation units outstanding
  at the end of period                                                                        6,110

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.66
    End of period                                                                            $32.06
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.18
    End of period                                                                             $9.63
  Accumulation units outstanding
  at the end of period                                                                        2,392

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.91
    End of period                                                                            $10.15
  Accumulation units outstanding
  at the end of period                                                                         134

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.10
    End of period                                                                            $13.54
  Accumulation units outstanding
  at the end of period                                                                       19,933

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.76
    End of period                                                                            $14.19
  Accumulation units outstanding
  at the end of period                                                                        5,310

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.50
    End of period                                                                            $16.72
  Accumulation units outstanding
  at the end of period                                                                        5,448

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.34
    End of period                                                                            $12.69
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.50
    End of period                                                                             $8.12
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.11
    End of period                                                                             $9.40
  Accumulation units outstanding
  at the end of period                                                                       11,146

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.34
    End of period                                                                             $9.75
  Accumulation units outstanding
  at the end of period                                                                       11,492

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.51
    End of period                                                                            $11.53
  Accumulation units outstanding
  at the end of period                                                                        9,936

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.15
    End of period                                                                            $11.72
  Accumulation units outstanding
  at the end of period                                                                        9,338

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.73
    End of period                                                                            $18.02
  Accumulation units outstanding
  at the end of period                                                                        6,249






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.25
    End of period                                                                             $5.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.83
    End of period                                                                            $10.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.63
    End of period                                                                            $11.86
  Accumulation units outstanding
  at the end of period                                                                         117

JNL/MCM Oil & Gas Sector Division608

  Accumulation unit value:
    Beginning of period                                                                      $14.58
    End of period                                                                            $17.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division594

  Accumulation unit value:
    Beginning of period                                                                       $9.94
    End of period                                                                            $10.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division608

  Accumulation unit value:
    Beginning of period                                                                       $3.95
    End of period                                                                             $4.45
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division589

  Accumulation unit value:
    Beginning of period                                                                       $6.64
    End of period                                                                             $7.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.26
    End of period                                                                             $9.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.62
    End of period                                                                            $12.94
  Accumulation units outstanding
  at the end of period                                                                         126

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.65
    End of period                                                                            $10.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.44
    End of period                                                                            $12.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.50
    End of period                                                                            $13.01
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.82
    End of period                                                                            $13.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.65
    End of period                                                                            $10.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.90
    End of period                                                                            $11.15
  Accumulation units outstanding
  at the end of period                                                                        1,071

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.03
    End of period                                                                             $8.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.43
    End of period                                                                            $11.03
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.18
    End of period                                                                            $11.76
  Accumulation units outstanding
  at the end of period                                                                        5,214






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.84
    End of period                                                                            $16.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division714

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.53
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division702

  Accumulation unit value:
    Beginning of period                                                                      $10.38
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division575

  Accumulation unit value:
    Beginning of period                                                                       $6.65
    End of period                                                                             $7.08
  Accumulation units outstanding
  at the end of period                                                                       34,034

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division575

  Accumulation unit value:
    Beginning of period                                                                      $13.45
    End of period                                                                            $14.87
  Accumulation units outstanding
  at the end of period                                                                        6,972

Fifth Third Disciplined Value VIP Division575

  Accumulation unit value:
    Beginning of period                                                                      $13.24
    End of period                                                                            $14.86
  Accumulation units outstanding
  at the end of period                                                                       16,271

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.90% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.82
    End of period                                                                            $24.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.80
    End of period                                                                            $20.02
  Accumulation units outstanding
  at the end of period                                                                         179

JNL/Select Global Growth Division603

  Accumulation unit value:
    Beginning of period                                                                      $20.03
    End of period                                                                            $22.12
  Accumulation units outstanding
  at the end of period                                                                         161

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.92
    End of period                                                                            $16.67
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.53
    End of period                                                                            $16.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.79
    End of period                                                                            $18.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.42
    End of period                                                                            $21.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.49
    End of period                                                                            $19.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.78
    End of period                                                                            $15.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.71
    End of period                                                                            $11.64
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.69
    End of period                                                                            $18.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.70
    End of period                                                                            $17.75
  Accumulation units outstanding
  at the end of period                                                                        2,935

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.34
    End of period                                                                            $14.85
  Accumulation units outstanding
  at the end of period                                                                        5,537

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.90
    End of period                                                                            $24.58
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.51
    End of period                                                                            $12.85
  Accumulation units outstanding
  at the end of period                                                                        2,082

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.53
    End of period                                                                            $31.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.15
    End of period                                                                             $9.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.88
    End of period                                                                            $10.11
  Accumulation units outstanding
  at the end of period                                                                         351

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.06
    End of period                                                                            $13.50
  Accumulation units outstanding
  at the end of period                                                                       12,613

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.72
    End of period                                                                            $14.14
  Accumulation units outstanding
  at the end of period                                                                        1,428

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.45
    End of period                                                                            $16.66
  Accumulation units outstanding
  at the end of period                                                                        1,852

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.30
    End of period                                                                            $12.64
  Accumulation units outstanding
  at the end of period                                                                         280






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.49
    End of period                                                                             $8.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.09
    End of period                                                                             $9.37
  Accumulation units outstanding
  at the end of period                                                                        2,653

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.32
    End of period                                                                             $9.72
  Accumulation units outstanding
  at the end of period                                                                        2,831

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.49
    End of period                                                                            $11.50
  Accumulation units outstanding
  at the end of period                                                                        2,687

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.13
    End of period                                                                            $11.69
  Accumulation units outstanding
  at the end of period                                                                        2,231

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.69
    End of period                                                                            $17.97
  Accumulation units outstanding
  at the end of period                                                                        1,444






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.24
    End of period                                                                             $5.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.80
    End of period                                                                            $10.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.61
    End of period                                                                            $11.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division590

  Accumulation unit value:
    Beginning of period                                                                      $14.05
    End of period                                                                            $16.97
  Accumulation units outstanding
  at the end of period                                                                         211

JNL/MCM Consumer Brands Sector Division590

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $10.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division598

  Accumulation unit value:
    Beginning of period                                                                       $3.91
    End of period                                                                             $4.44
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.60
    End of period                                                                             $7.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.24
    End of period                                                                             $9.96
  Accumulation units outstanding
  at the end of period                                                                         358

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.60
    End of period                                                                            $12.92
  Accumulation units outstanding
  at the end of period                                                                         36

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.64
    End of period                                                                            $10.36
  Accumulation units outstanding
  at the end of period                                                                        1,712

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.43
    End of period                                                                            $12.67
  Accumulation units outstanding
  at the end of period                                                                        1,399

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.48
    End of period                                                                            $12.99
  Accumulation units outstanding
  at the end of period                                                                        1,365






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.81
    End of period                                                                            $13.40
  Accumulation units outstanding
  at the end of period                                                                        1,323

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.64
    End of period                                                                            $10.95
  Accumulation units outstanding
  at the end of period                                                                        1,856

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.89
    End of period                                                                            $11.13
  Accumulation units outstanding
  at the end of period                                                                         18

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.02
    End of period                                                                             $8.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.42
    End of period                                                                            $11.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.16
    End of period                                                                            $11.74
  Accumulation units outstanding
  at the end of period                                                                        1,732






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.83
    End of period                                                                            $16.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division678

  Accumulation unit value:
    Beginning of period                                                                      $10.03
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division678

  Accumulation unit value:
    Beginning of period                                                                       $9.91
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                         312

JNL/MCM VIP Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.70
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division583

  Accumulation unit value:
    Beginning of period                                                                       $6.64
    End of period                                                                             $7.06
  Accumulation units outstanding
  at the end of period                                                                       10,719

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division583

  Accumulation unit value:
    Beginning of period                                                                      $13.43
    End of period                                                                            $14.85
  Accumulation units outstanding
  at the end of period                                                                        2,032

Fifth Third Disciplined Value VIP Division583

  Accumulation unit value:
    Beginning of period                                                                      $13.32
    End of period                                                                            $14.84
  Accumulation units outstanding
  at the end of period                                                                        5,002


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.95% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.75
    End of period                                                                            $24.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.72
    End of period                                                                            $19.92
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division724

  Accumulation unit value:
    Beginning of period                                                                      $21.71
    End of period                                                                            $22.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.85
    End of period                                                                            $16.59
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.47
    End of period                                                                            $16.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.73
    End of period                                                                            $18.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.32
    End of period                                                                            $21.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.41
    End of period                                                                            $19.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.72
    End of period                                                                            $15.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.68
    End of period                                                                            $11.60
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.61
    End of period                                                                            $18.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.62
    End of period                                                                            $17.67
  Accumulation units outstanding
  at the end of period                                                                         580

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.28
    End of period                                                                            $14.78
  Accumulation units outstanding
  at the end of period                                                                        1,019

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.80
    End of period                                                                            $24.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.46
    End of period                                                                            $12.79
  Accumulation units outstanding
  at the end of period                                                                         353

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.39
    End of period                                                                            $31.73
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.12
    End of period                                                                             $9.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.85
    End of period                                                                            $10.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.03
    End of period                                                                            $13.45
  Accumulation units outstanding
  at the end of period                                                                        1,868

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.68
    End of period                                                                            $14.09
  Accumulation units outstanding
  at the end of period                                                                         235

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.40
    End of period                                                                            $16.60
  Accumulation units outstanding
  at the end of period                                                                         405

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.26
    End of period                                                                            $12.60
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.47
    End of period                                                                             $8.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.06
    End of period                                                                             $9.34
  Accumulation units outstanding
  at the end of period                                                                        4,451

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.30
    End of period                                                                             $9.69
  Accumulation units outstanding
  at the end of period                                                                        4,259

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.46
    End of period                                                                            $11.46
  Accumulation units outstanding
  at the end of period                                                                        3,552

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.10
    End of period                                                                            $11.65
  Accumulation units outstanding
  at the end of period                                                                        3,532

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.65
    End of period                                                                            $17.92
  Accumulation units outstanding
  at the end of period                                                                        2,359






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.22
    End of period                                                                             $5.57
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.77
    End of period                                                                            $10.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.58
    End of period                                                                            $11.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.24
    End of period                                                                            $16.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division609

  Accumulation unit value:
    Beginning of period                                                                       $9.69
    End of period                                                                            $10.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division609

  Accumulation unit value:
    Beginning of period                                                                       $3.96
    End of period                                                                             $4.43
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.58
    End of period                                                                             $7.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.23
    End of period                                                                             $9.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.57
    End of period                                                                            $12.88
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.42
    End of period                                                                            $12.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.47
    End of period                                                                            $12.97
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.80
    End of period                                                                            $13.38
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.62
    End of period                                                                            $10.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.87
    End of period                                                                            $11.11
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.00
    End of period                                                                             $8.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.41
    End of period                                                                            $10.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.15
    End of period                                                                            $11.72
  Accumulation units outstanding
  at the end of period                                                                         282






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.82
    End of period                                                                            $16.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division709

  Accumulation unit value:
    Beginning of period                                                                      $10.47
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division689

  Accumulation unit value:
    Beginning of period                                                                       $9.56
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division710

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division697

  Accumulation unit value:
    Beginning of period                                                                       $9.98
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division605

  Accumulation unit value:
    Beginning of period                                                                       $6.96
    End of period                                                                             $7.05
  Accumulation units outstanding
  at the end of period                                                                        2,128

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division605

  Accumulation unit value:
    Beginning of period                                                                      $14.08
    End of period                                                                            $14.84
  Accumulation units outstanding
  at the end of period                                                                         444

Fifth Third Disciplined Value VIP Division605

  Accumulation unit value:
    Beginning of period                                                                      $13.96
    End of period                                                                            $14.82
  Accumulation units outstanding
  at the end of period                                                                        1,007


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.01% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.58
    End of period                                                                            $24.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.63
    End of period                                                                            $19.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.77
    End of period                                                                            $16.50
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.40
    End of period                                                                            $16.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.65
    End of period                                                                            $18.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.21
    End of period                                                                            $21.71
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.31
    End of period                                                                            $19.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.64
    End of period                                                                            $15.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.62
    End of period                                                                            $11.54
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.52
    End of period                                                                            $18.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.53
    End of period                                                                            $17.57
  Accumulation units outstanding
  at the end of period                                                                         482

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.20
    End of period                                                                            $14.69
  Accumulation units outstanding
  at the end of period                                                                         829

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.68
    End of period                                                                            $24.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.39
    End of period                                                                            $12.71
  Accumulation units outstanding
  at the end of period                                                                        1,733

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.25
    End of period                                                                            $31.57
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.09
    End of period                                                                             $9.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.82
    End of period                                                                            $10.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.97
    End of period                                                                            $13.40
  Accumulation units outstanding
  at the end of period                                                                        3,375

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.64
    End of period                                                                            $14.04
  Accumulation units outstanding
  at the end of period                                                                        1,141

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.36
    End of period                                                                            $16.54
  Accumulation units outstanding
  at the end of period                                                                        1,663

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.21
    End of period                                                                            $12.55
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.44
    End of period                                                                             $8.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.04
    End of period                                                                             $9.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.28
    End of period                                                                             $9.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.44
    End of period                                                                            $11.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.07
    End of period                                                                            $11.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.61
    End of period                                                                            $17.87
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.21
    End of period                                                                             $5.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.74
    End of period                                                                            $10.45
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $11.75
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.20
    End of period                                                                            $16.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $10.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.03
    End of period                                                                             $4.42
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.57
    End of period                                                                             $7.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.20
    End of period                                                                             $9.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.55
    End of period                                                                            $12.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.61
    End of period                                                                            $10.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.40
    End of period                                                                            $12.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.46
    End of period                                                                            $12.95
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.78
    End of period                                                                            $13.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.61
    End of period                                                                            $10.92
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.85
    End of period                                                                            $11.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.99
    End of period                                                                             $8.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.39
    End of period                                                                            $10.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.13
    End of period                                                                            $11.70
  Accumulation units outstanding
  at the end of period                                                                        1,398






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.81
    End of period                                                                            $16.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division698

  Accumulation unit value:
    Beginning of period                                                                      $10.46
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division719

  Accumulation unit value:
    Beginning of period                                                                      $10.78
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division697

  Accumulation unit value:
    Beginning of period                                                                       $9.98
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division653

  Accumulation unit value:
    Beginning of period                                                                       $6.28
    End of period                                                                             $7.03
  Accumulation units outstanding
  at the end of period                                                                        9,524

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division653

  Accumulation unit value:
    Beginning of period                                                                      $13.08
    End of period                                                                            $14.81
  Accumulation units outstanding
  at the end of period                                                                        1,828

Fifth Third Disciplined Value VIP Division653

  Accumulation unit value:
    Beginning of period                                                                      $13.68
    End of period                                                                            $14.80
  Accumulation units outstanding
  at the end of period                                                                        4,391

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.05% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.50
    End of period                                                                            $24.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.56
    End of period                                                                            $19.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division644

  Accumulation unit value:
    Beginning of period                                                                      $18.49
    End of period                                                                            $21.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.71
    End of period                                                                            $16.44
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.35
    End of period                                                                            $16.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.60
    End of period                                                                            $18.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.14
    End of period                                                                            $21.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.25
    End of period                                                                            $18.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.59
    End of period                                                                            $15.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.57
    End of period                                                                            $11.49
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.45
    End of period                                                                            $18.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.47
    End of period                                                                            $17.50
  Accumulation units outstanding
  at the end of period                                                                         769

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.15
    End of period                                                                            $14.64
  Accumulation units outstanding
  at the end of period                                                                        1,570

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.60
    End of period                                                                            $24.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.35
    End of period                                                                            $12.66
  Accumulation units outstanding
  at the end of period                                                                         826

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.15
    End of period                                                                            $31.44
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.06
    End of period                                                                             $9.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.80
    End of period                                                                            $10.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.94
    End of period                                                                            $13.36
  Accumulation units outstanding
  at the end of period                                                                        2,435

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.61
    End of period                                                                            $14.00
  Accumulation units outstanding
  at the end of period                                                                         725

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.32
    End of period                                                                            $16.49
  Accumulation units outstanding
  at the end of period                                                                         860

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.18
    End of period                                                                            $12.51
  Accumulation units outstanding
  at the end of period                                                                         189






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.42
    End of period                                                                             $8.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.02
    End of period                                                                             $9.29
  Accumulation units outstanding
  at the end of period                                                                         342

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.26
    End of period                                                                             $9.64
  Accumulation units outstanding
  at the end of period                                                                         334

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.43
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.05
    End of period                                                                            $11.59
  Accumulation units outstanding
  at the end of period                                                                         343

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.60
    End of period                                                                            $17.85
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.20
    End of period                                                                             $5.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.72
    End of period                                                                            $10.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $11.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.17
    End of period                                                                            $16.83
  Accumulation units outstanding
  at the end of period                                                                        1,227

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $10.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.02
    End of period                                                                             $4.41
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.56
    End of period                                                                             $7.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.19
    End of period                                                                             $9.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.53
    End of period                                                                            $12.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.60
    End of period                                                                            $10.31
  Accumulation units outstanding
  at the end of period                                                                        5,738

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.39
    End of period                                                                            $12.62
  Accumulation units outstanding
  at the end of period                                                                        2,169

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.44
    End of period                                                                            $12.93
  Accumulation units outstanding
  at the end of period                                                                        1,307






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.79
    End of period                                                                            $13.37
  Accumulation units outstanding
  at the end of period                                                                        1,312

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.60
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                        3,795

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.84
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.98
    End of period                                                                             $8.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.38
    End of period                                                                            $10.96
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.12
    End of period                                                                            $11.69
  Accumulation units outstanding
  at the end of period                                                                         668






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.80
    End of period                                                                            $16.21
  Accumulation units outstanding
  at the end of period                                                                         394

JNL/MCM Nasdaq 15 Division692

  Accumulation unit value:
    Beginning of period                                                                      $10.12
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division685

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division684

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                        1,015

JNL/MCM JNL 5 Division684

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                        1,016






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division606

  Accumulation unit value:
    Beginning of period                                                                       $6.93
    End of period                                                                             $7.02
  Accumulation units outstanding
  at the end of period                                                                        4,794

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division606

  Accumulation unit value:
    Beginning of period                                                                      $14.02
    End of period                                                                            $14.80
  Accumulation units outstanding
  at the end of period                                                                         952

Fifth Third Disciplined Value VIP Division606

  Accumulation unit value:
    Beginning of period                                                                      $13.89
    End of period                                                                            $14.79
  Accumulation units outstanding
  at the end of period                                                                        2,258


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.06% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.48
    End of period                                                                            $24.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.55
    End of period                                                                            $19.71
  Accumulation units outstanding
  at the end of period                                                                         777

JNL/Select Global Growth Division657

  Accumulation unit value:
    Beginning of period                                                                      $19.05
    End of period                                                                            $21.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.70
    End of period                                                                            $16.42
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.34
    End of period                                                                            $16.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.59
    End of period                                                                            $18.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.12
    End of period                                                                            $21.61
  Accumulation units outstanding
  at the end of period                                                                        5,609

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.24
    End of period                                                                            $18.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.57
    End of period                                                                            $15.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.56
    End of period                                                                            $11.48
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.44
    End of period                                                                            $18.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.46
    End of period                                                                            $17.48
  Accumulation units outstanding
  at the end of period                                                                        2,403

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.14
    End of period                                                                            $14.62
  Accumulation units outstanding
  at the end of period                                                                        4,589

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.57
    End of period                                                                            $24.20
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.34
    End of period                                                                            $12.65
  Accumulation units outstanding
  at the end of period                                                                        2,275

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.12
    End of period                                                                            $31.41
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.06
    End of period                                                                             $9.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.79
    End of period                                                                            $10.00
  Accumulation units outstanding
  at the end of period                                                                         173

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.93
    End of period                                                                            $13.35
  Accumulation units outstanding
  at the end of period                                                                       15,752

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.60
    End of period                                                                            $13.99
  Accumulation units outstanding
  at the end of period                                                                        1,606

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.31
    End of period                                                                            $16.48
  Accumulation units outstanding
  at the end of period                                                                        2,204

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.17
    End of period                                                                            $12.51
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.43
    End of period                                                                             $8.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.02
    End of period                                                                             $9.29
  Accumulation units outstanding
  at the end of period                                                                        9,340

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.26
    End of period                                                                             $9.64
  Accumulation units outstanding
  at the end of period                                                                        9,958

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.41
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                        8,737

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.05
    End of period                                                                            $11.58
  Accumulation units outstanding
  at the end of period                                                                        8,185

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.57
    End of period                                                                            $17.82
  Accumulation units outstanding
  at the end of period                                                                        5,367






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.20
    End of period                                                                             $5.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.72
    End of period                                                                            $10.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $11.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.17
    End of period                                                                            $16.82
  Accumulation units outstanding
  at the end of period                                                                         23

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $10.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.02
    End of period                                                                             $4.40
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.56
    End of period                                                                             $7.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.19
    End of period                                                                             $9.89
  Accumulation units outstanding
  at the end of period                                                                        2,156

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.52
    End of period                                                                            $12.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.60
    End of period                                                                            $10.31
  Accumulation units outstanding
  at the end of period                                                                       32,170

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.39
    End of period                                                                            $12.61
  Accumulation units outstanding
  at the end of period                                                                       17,597

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.44
    End of period                                                                            $12.93
  Accumulation units outstanding
  at the end of period                                                                       15,625






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.77
    End of period                                                                            $13.34
  Accumulation units outstanding
  at the end of period                                                                       12,963

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.60
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                        7,158

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.84
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                         118

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.98
    End of period                                                                             $8.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.38
    End of period                                                                            $10.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.12
    End of period                                                                            $11.68
  Accumulation units outstanding
  at the end of period                                                                        1,949






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.80
    End of period                                                                            $16.20
  Accumulation units outstanding
  at the end of period                                                                         95

JNL/MCM Nasdaq 15 Division695

  Accumulation unit value:
    Beginning of period                                                                      $10.21
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division677

  Accumulation unit value:
    Beginning of period                                                                      $10.02
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division678

  Accumulation unit value:
    Beginning of period                                                                       $9.95
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division678

  Accumulation unit value:
    Beginning of period                                                                       $9.92
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                        3,784






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division598

  Accumulation unit value:
    Beginning of period                                                                       $6.84
    End of period                                                                             $7.02
  Accumulation units outstanding
  at the end of period                                                                       12,197

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division598

  Accumulation unit value:
    Beginning of period                                                                      $13.83
    End of period                                                                            $14.80
  Accumulation units outstanding
  at the end of period                                                                        2,408

Fifth Third Disciplined Value VIP Division598

  Accumulation unit value:
    Beginning of period                                                                      $13.63
    End of period                                                                            $14.78
  Accumulation units outstanding
  at the end of period                                                                        5,665


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.10% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.39
    End of period                                                                            $24.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.48
    End of period                                                                            $19.64
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division710

  Accumulation unit value:
    Beginning of period                                                                      $21.08
    End of period                                                                            $21.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.64
    End of period                                                                            $16.36
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.29
    End of period                                                                            $16.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.54
    End of period                                                                            $18.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.05
    End of period                                                                            $21.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division731

  Accumulation unit value:
    Beginning of period                                                                      $18.80
    End of period                                                                            $18.88
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.60
    End of period                                                                            $15.10
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.54
    End of period                                                                            $11.46
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.38
    End of period                                                                            $18.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.40
    End of period                                                                            $17.42
  Accumulation units outstanding
  at the end of period                                                                        1,092

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.08
    End of period                                                                            $14.57
  Accumulation units outstanding
  at the end of period                                                                        1,881

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.49
    End of period                                                                            $24.11
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.30
    End of period                                                                            $12.60
  Accumulation units outstanding
  at the end of period                                                                         320

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.02
    End of period                                                                            $31.29
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.04
    End of period                                                                             $9.47
  Accumulation units outstanding
  at the end of period                                                                         634

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.77
    End of period                                                                             $9.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.91
    End of period                                                                            $13.32
  Accumulation units outstanding
  at the end of period                                                                        2,783

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.56
    End of period                                                                            $13.94
  Accumulation units outstanding
  at the end of period                                                                         218

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.28
    End of period                                                                            $16.44
  Accumulation units outstanding
  at the end of period                                                                         370

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.14
    End of period                                                                            $12.47
  Accumulation units outstanding
  at the end of period                                                                         722






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.41
    End of period                                                                             $8.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.00
    End of period                                                                             $9.27
  Accumulation units outstanding
  at the end of period                                                                        2,239

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.24
    End of period                                                                             $9.62
  Accumulation units outstanding
  at the end of period                                                                        2,114

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.39
    End of period                                                                            $11.37
  Accumulation units outstanding
  at the end of period                                                                        1,836

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.03
    End of period                                                                            $11.56
  Accumulation units outstanding
  at the end of period                                                                        1,801

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.54
    End of period                                                                            $17.78
  Accumulation units outstanding
  at the end of period                                                                        1,208






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division589

  Accumulation unit value:
    Beginning of period                                                                       $5.35
    End of period                                                                             $5.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division589

  Accumulation unit value:
    Beginning of period                                                                      $10.48
    End of period                                                                            $10.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division624

  Accumulation unit value:
    Beginning of period                                                                      $10.38
    End of period                                                                            $11.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division656

  Accumulation unit value:
    Beginning of period                                                                      $15.14
    End of period                                                                            $16.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division697

  Accumulation unit value:
    Beginning of period                                                                       $9.78
    End of period                                                                            $10.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division603

  Accumulation unit value:
    Beginning of period                                                                       $3.92
    End of period                                                                             $4.39
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.56
    End of period                                                                             $7.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.17
    End of period                                                                             $9.87
  Accumulation units outstanding
  at the end of period                                                                        2,721

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.50
    End of period                                                                            $12.79
  Accumulation units outstanding
  at the end of period                                                                        2,132

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.59
    End of period                                                                            $10.30
  Accumulation units outstanding
  at the end of period                                                                        6,941

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.36
    End of period                                                                            $12.58
  Accumulation units outstanding
  at the end of period                                                                        3,463

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.42
    End of period                                                                            $12.90
  Accumulation units outstanding
  at the end of period                                                                        2,713






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.77
    End of period                                                                            $13.33
  Accumulation units outstanding
  at the end of period                                                                        2,961

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.59
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                        3,491

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.82
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.97
    End of period                                                                             $7.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.37
    End of period                                                                            $10.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.11
    End of period                                                                            $11.67
  Accumulation units outstanding
  at the end of period                                                                         260






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.79
    End of period                                                                            $16.19
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division715

  Accumulation unit value:
    Beginning of period                                                                      $10.46
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division704

  Accumulation unit value:
    Beginning of period                                                                      $10.70
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division682

  Accumulation unit value:
    Beginning of period                                                                       $9.80
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                         602

JNL/MCM JNL 5 Division682

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                        1,981






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division733

  Accumulation unit value:
    Beginning of period                                                                       $6.93
    End of period                                                                             $7.01
  Accumulation units outstanding
  at the end of period                                                                        2,021

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division733

  Accumulation unit value:
    Beginning of period                                                                      $14.57
    End of period                                                                            $14.78
  Accumulation units outstanding
  at the end of period                                                                         412

Fifth Third Disciplined Value VIP Division733

  Accumulation unit value:
    Beginning of period                                                                      $14.63
    End of period                                                                            $14.77
  Accumulation units outstanding
  at the end of period                                                                        1,567



ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.11% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.37
    End of period                                                                            $24.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.47
    End of period                                                                            $19.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division631

  Accumulation unit value:
    Beginning of period                                                                      $18.69
    End of period                                                                            $21.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.63
    End of period                                                                            $16.35
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.28
    End of period                                                                            $16.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.53
    End of period                                                                            $18.45
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.03
    End of period                                                                            $21.51
  Accumulation units outstanding
  at the end of period                                                                         153

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.16
    End of period                                                                            $18.86
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.51
    End of period                                                                            $15.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.51
    End of period                                                                            $11.43
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.36
    End of period                                                                            $18.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.38
    End of period                                                                            $17.40
  Accumulation units outstanding
  at the end of period                                                                         272

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.07
    End of period                                                                            $14.55
  Accumulation units outstanding
  at the end of period                                                                         636

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.47
    End of period                                                                            $24.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.29
    End of period                                                                            $12.59
  Accumulation units outstanding
  at the end of period                                                                         489

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.00
    End of period                                                                            $31.26
  Accumulation units outstanding
  at the end of period                                                                         783






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.03
    End of period                                                                             $9.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.77
    End of period                                                                             $9.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.89
    End of period                                                                            $13.31
  Accumulation units outstanding
  at the end of period                                                                        1,249

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.56
    End of period                                                                            $13.94
  Accumulation units outstanding
  at the end of period                                                                         363

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.27
    End of period                                                                            $16.43
  Accumulation units outstanding
  at the end of period                                                                         499

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.13
    End of period                                                                            $12.46
  Accumulation units outstanding
  at the end of period                                                                         761






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.41
    End of period                                                                             $8.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.99
    End of period                                                                             $9.26
  Accumulation units outstanding
  at the end of period                                                                         316

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.24
    End of period                                                                             $9.61
  Accumulation units outstanding
  at the end of period                                                                         64

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.39
    End of period                                                                            $11.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.02
    End of period                                                                            $11.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.53
    End of period                                                                            $17.77
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.18
    End of period                                                                             $5.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.69
    End of period                                                                            $10.39
  Accumulation units outstanding
  at the end of period                                                                         524

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.50
    End of period                                                                            $11.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.13
    End of period                                                                            $16.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.01
    End of period                                                                             $4.39
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division597

  Accumulation unit value:
    Beginning of period                                                                       $6.61
    End of period                                                                             $7.33
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.17
    End of period                                                                             $9.86
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.50
    End of period                                                                            $12.79
  Accumulation units outstanding
  at the end of period                                                                         74

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.59
    End of period                                                                            $10.29
  Accumulation units outstanding
  at the end of period                                                                        1,116

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.37
    End of period                                                                            $12.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.43
    End of period                                                                            $12.91
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.75
    End of period                                                                            $13.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.59
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                         240

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.83
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                        3,366

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.96
    End of period                                                                             $7.99
  Accumulation units outstanding
  at the end of period                                                                         392

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.37
    End of period                                                                            $10.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.10
    End of period                                                                            $11.66
  Accumulation units outstanding
  at the end of period                                                                         431






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.78
    End of period                                                                            $16.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division692

  Accumulation unit value:
    Beginning of period                                                                      $10.01
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division692

  Accumulation unit value:
    Beginning of period                                                                      $10.04
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division688

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division587

  Accumulation unit value:
    Beginning of period                                                                       $6.87
    End of period                                                                             $7.00
  Accumulation units outstanding
  at the end of period                                                                        2,730

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division598

  Accumulation unit value:
    Beginning of period                                                                      $13.81
    End of period                                                                            $14.78
  Accumulation units outstanding
  at the end of period                                                                         543

Fifth Third Disciplined Value VIP Division598

  Accumulation unit value:
    Beginning of period                                                                      $13.62
    End of period                                                                            $14.76
  Accumulation units outstanding
  at the end of period
                                                                                              1,255


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.15% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.29
    End of period                                                                            $24.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.41
    End of period                                                                            $19.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division599

  Accumulation unit value:
    Beginning of period                                                                      $19.45
    End of period                                                                            $21.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.58
    End of period                                                                            $16.29
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.23
    End of period                                                                            $16.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.48
    End of period                                                                            $18.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.96
    End of period                                                                            $21.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.10
    End of period                                                                            $18.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.46
    End of period                                                                            $14.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.47
    End of period                                                                            $11.38
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.30
    End of period                                                                            $18.44
  Accumulation units outstanding
  at the end of period                                                                         96

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.32
    End of period                                                                            $17.33
  Accumulation units outstanding
  at the end of period                                                                        1,719

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.02
    End of period                                                                            $14.50
  Accumulation units outstanding
  at the end of period                                                                        2,869

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.39
    End of period                                                                            $23.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.25
    End of period                                                                            $12.54
  Accumulation units outstanding
  at the end of period                                                                        3,239

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.90
    End of period                                                                            $31.14
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.01
    End of period                                                                             $9.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.75
    End of period                                                                             $9.94
  Accumulation units outstanding
  at the end of period                                                                         120

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.86
    End of period                                                                            $13.27
  Accumulation units outstanding
  at the end of period                                                                        9,816

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.53
    End of period                                                                            $13.90
  Accumulation units outstanding
  at the end of period                                                                        2,294

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.23
    End of period                                                                            $16.38
  Accumulation units outstanding
  at the end of period                                                                        2,969

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.10
    End of period                                                                            $12.43
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division588

  Accumulation unit value:
    Beginning of period                                                                       $7.38
    End of period                                                                             $7.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.98
    End of period                                                                             $9.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.22
    End of period                                                                             $9.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.37
    End of period                                                                            $11.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $11.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.50
    End of period                                                                            $17.73
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division582

  Accumulation unit value:
    Beginning of period                                                                       $5.11
    End of period                                                                             $5.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.67
    End of period                                                                            $10.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division588

  Accumulation unit value:
    Beginning of period                                                                      $10.59
    End of period                                                                            $11.67
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.10
    End of period                                                                            $16.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division599

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.48
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division599

  Accumulation unit value:
    Beginning of period                                                                       $3.90
    End of period                                                                             $4.38
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.53
    End of period                                                                             $7.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.15
    End of period                                                                             $9.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.48
    End of period                                                                            $12.76
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.58
    End of period                                                                            $10.28
  Accumulation units outstanding
  at the end of period                                                                         524

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.37
    End of period                                                                            $12.58
  Accumulation units outstanding
  at the end of period                                                                         444

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.42
    End of period                                                                            $12.89
  Accumulation units outstanding
  at the end of period                                                                         444






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.74
    End of period                                                                            $13.30
  Accumulation units outstanding
  at the end of period                                                                         437

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.58
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                         475

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.81
    End of period                                                                            $11.03
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.96
    End of period                                                                             $7.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.36
    End of period                                                                            $10.92
  Accumulation units outstanding
  at the end of period                                                                         137

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.09
    End of period                                                                            $11.65
  Accumulation units outstanding
  at the end of period                                                                        2,479






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.77
    End of period                                                                            $16.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division689

  Accumulation unit value:
    Beginning of period                                                                       $9.94
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division689

  Accumulation unit value:
    Beginning of period                                                                       $9.56
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                                      $10.10
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division590

  Accumulation unit value:
    Beginning of period                                                                       $6.90
    End of period                                                                             $6.99
  Accumulation units outstanding
  at the end of period                                                                       17,518

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division590

  Accumulation unit value:
    Beginning of period                                                                      $14.10
    End of period                                                                            $14.76
  Accumulation units outstanding
  at the end of period                                                                        3,357

Fifth Third Disciplined Value VIP Division590

  Accumulation unit value:
    Beginning of period                                                                      $13.58
    End of period                                                                            $14.75
  Accumulation units outstanding
  at the end of period                                                                        8,375


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.16% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.27
    End of period                                                                            $24.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.39
    End of period                                                                            $19.53
  Accumulation units outstanding
  at the end of period                                                                         200

JNL/Select Global Growth Division585

  Accumulation unit value:
    Beginning of period                                                                      $19.07
    End of period                                                                            $21.57
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.56
    End of period                                                                            $16.27
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.22
    End of period                                                                            $16.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.47
    End of period                                                                            $18.38
  Accumulation units outstanding
  at the end of period                                                                         196

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.94
    End of period                                                                            $21.40
  Accumulation units outstanding
  at the end of period                                                                         162

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.08
    End of period                                                                            $18.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.44
    End of period                                                                            $14.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.46
    End of period                                                                            $11.37
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.28
    End of period                                                                            $18.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.31
    End of period                                                                            $17.31
  Accumulation units outstanding
  at the end of period                                                                        6,486

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.01
    End of period                                                                            $14.48
  Accumulation units outstanding
  at the end of period                                                                       11,777

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.37
    End of period                                                                            $23.97
  Accumulation units outstanding
  at the end of period                                                                         144

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.24
    End of period                                                                            $12.53
  Accumulation units outstanding
  at the end of period                                                                        5,221

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.87
    End of period                                                                            $31.11
  Accumulation units outstanding
  at the end of period                                                                         131






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.00
    End of period                                                                             $9.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.74
    End of period                                                                             $9.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.85
    End of period                                                                            $13.26
  Accumulation units outstanding
  at the end of period                                                                       25,483

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.52
    End of period                                                                            $13.89
  Accumulation units outstanding
  at the end of period                                                                        3,787

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.22
    End of period                                                                            $16.37
  Accumulation units outstanding
  at the end of period                                                                        5,131

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.09
    End of period                                                                            $12.42
  Accumulation units outstanding
  at the end of period                                                                         822






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.39
    End of period                                                                             $7.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.97
    End of period                                                                             $9.24
  Accumulation units outstanding
  at the end of period                                                                       11,867

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.22
    End of period                                                                             $9.58
  Accumulation units outstanding
  at the end of period                                                                       12,047

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.37
    End of period                                                                            $11.33
  Accumulation units outstanding
  at the end of period                                                                       10,450

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $11.52
  Accumulation units outstanding
  at the end of period                                                                       10,071

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.50
    End of period                                                                            $17.72
  Accumulation units outstanding
  at the end of period                                                                        6,110






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.17
    End of period                                                                             $5.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.67
    End of period                                                                            $10.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.48
    End of period                                                                            $11.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.10
    End of period                                                                            $16.73
  Accumulation units outstanding
  at the end of period                                                                         130

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.69
    End of period                                                                            $10.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.00
    End of period                                                                             $4.38
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division585

  Accumulation unit value:
    Beginning of period                                                                       $6.34
    End of period                                                                             $7.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.15
    End of period                                                                             $9.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.48
    End of period                                                                            $12.76
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.58
    End of period                                                                            $10.28
  Accumulation units outstanding
  at the end of period                                                                        6,515

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.36
    End of period                                                                            $12.58
  Accumulation units outstanding
  at the end of period                                                                        4,494

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.42
    End of period                                                                            $12.89
  Accumulation units outstanding
  at the end of period                                                                        4,394






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.74
    End of period                                                                            $13.30
  Accumulation units outstanding
  at the end of period                                                                        4,446

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.57
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                        5,891

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.81
    End of period                                                                            $11.03
  Accumulation units outstanding
  at the end of period                                                                         149

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.95
    End of period                                                                             $7.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.35
    End of period                                                                            $10.92
  Accumulation units outstanding
  at the end of period                                                                         947

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.09
    End of period                                                                            $11.65
  Accumulation units outstanding
  at the end of period                                                                        4,175






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.77
    End of period                                                                            $16.17
  Accumulation units outstanding
  at the end of period                                                                         299

JNL/MCM Nasdaq 15 Division691

  Accumulation unit value:
    Beginning of period                                                                       $9.85
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division691

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division696

  Accumulation unit value:
    Beginning of period                                                                      $10.13
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division694

  Accumulation unit value:
    Beginning of period                                                                       $9.87
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division591

  Accumulation unit value:
    Beginning of period                                                                       $6.87
    End of period                                                                             $6.99
  Accumulation units outstanding
  at the end of period                                                                       30,453

Fifth Third Balanced VIP Division627

  Accumulation unit value:
    Beginning of period                                                                      $11.26
    End of period                                                                            $11.92
  Accumulation units outstanding
  at the end of period                                                                        1,286

Fifth Third Mid Cap VIP Division591

  Accumulation unit value:
    Beginning of period                                                                      $14.06
    End of period                                                                            $14.76
  Accumulation units outstanding
  at the end of period                                                                        6,746

Fifth Third Disciplined Value VIP Division591

  Accumulation unit value:
    Beginning of period                                                                      $13.62
    End of period                                                                            $14.75
  Accumulation units outstanding
  at the end of period                                                                       14,752


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.20% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.19
    End of period                                                                            $24.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.33
    End of period                                                                            $19.45
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division707

  Accumulation unit value:
    Beginning of period                                                                      $21.02
    End of period                                                                            $21.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.51
    End of period                                                                            $16.21
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.18
    End of period                                                                            $16.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.41
    End of period                                                                            $18.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.87
    End of period                                                                            $21.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.39
    End of period                                                                            $14.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.42
    End of period                                                                            $11.33
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.22
    End of period                                                                            $18.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.25
    End of period                                                                            $17.25
  Accumulation units outstanding
  at the end of period                                                                         246

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.96
    End of period                                                                            $14.43
  Accumulation units outstanding
  at the end of period                                                                         435

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.29
    End of period                                                                            $23.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.20
    End of period                                                                            $12.48
  Accumulation units outstanding
  at the end of period                                                                         148

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.77
    End of period                                                                            $30.99
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.98
    End of period                                                                             $9.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.72
    End of period                                                                             $9.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.82
    End of period                                                                            $13.22
  Accumulation units outstanding
  at the end of period                                                                        1,106

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.49
    End of period                                                                            $13.86
  Accumulation units outstanding
  at the end of period                                                                         99

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.19
    End of period                                                                            $16.33
  Accumulation units outstanding
  at the end of period                                                                         112

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.06
    End of period                                                                            $12.39
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.37
    End of period                                                                             $7.96
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.95
    End of period                                                                             $9.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.20
    End of period                                                                             $9.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.35
    End of period                                                                            $11.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.98
    End of period                                                                            $11.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.46
    End of period                                                                            $17.68
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.16
    End of period                                                                             $5.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.65
    End of period                                                                            $10.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.46
    End of period                                                                            $11.64
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.07
    End of period                                                                            $16.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division707

  Accumulation unit value:
    Beginning of period                                                                       $4.26
    End of period                                                                             $4.37
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.52
    End of period                                                                             $7.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.14
    End of period                                                                             $9.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.46
    End of period                                                                            $12.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.57
    End of period                                                                            $10.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.35
    End of period                                                                            $12.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.41
    End of period                                                                            $12.87
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.73
    End of period                                                                            $13.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.56
    End of period                                                                            $10.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.80
    End of period                                                                            $11.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.94
    End of period                                                                             $7.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.34
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.08
    End of period                                                                            $11.63
  Accumulation units outstanding
  at the end of period                                                                         118






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.76
    End of period                                                                            $16.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division700

  Accumulation unit value:
    Beginning of period                                                                      $10.40
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.51
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division723

  Accumulation unit value:
    Beginning of period                                                                      $10.76
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.70
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division640

  Accumulation unit value:
    Beginning of period                                                                       $5.97
    End of period                                                                             $6.98
  Accumulation units outstanding
  at the end of period                                                                         705

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division640

  Accumulation unit value:
    Beginning of period                                                                      $12.31
    End of period                                                                            $14.75
  Accumulation units outstanding
  at the end of period                                                                         124

Fifth Third Disciplined Value VIP Division640

  Accumulation unit value:
    Beginning of period                                                                      $13.19
    End of period                                                                            $14.73
  Accumulation units outstanding
  at the end of period                                                                         330


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.21% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.16
    End of period                                                                            $24.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.31
    End of period                                                                            $19.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division636

  Accumulation unit value:
    Beginning of period                                                                      $17.64
    End of period                                                                            $21.45
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.50
    End of period                                                                            $16.20
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.16
    End of period                                                                            $16.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.40
    End of period                                                                            $18.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.85
    End of period                                                                            $21.30
  Accumulation units outstanding
  at the end of period                                                                         170

JNL/Putnam Equity Division630

  Accumulation unit value:
    Beginning of period                                                                      $16.58
    End of period                                                                            $18.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.38
    End of period                                                                            $14.86
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.41
    End of period                                                                            $11.32
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.20
    End of period                                                                            $18.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.24
    End of period                                                                            $17.23
  Accumulation units outstanding
  at the end of period                                                                        4,093

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.95
    End of period                                                                            $14.41
  Accumulation units outstanding
  at the end of period                                                                        7,281

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.27
    End of period                                                                            $23.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.19
    End of period                                                                            $12.47
  Accumulation units outstanding
  at the end of period                                                                        2,948

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.75
    End of period                                                                            $30.96
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.98
    End of period                                                                             $9.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.71
    End of period                                                                             $9.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.82
    End of period                                                                            $13.22
  Accumulation units outstanding
  at the end of period                                                                       19,306

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.48
    End of period                                                                            $13.85
  Accumulation units outstanding
  at the end of period                                                                        2,079

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.18
    End of period                                                                            $16.31
  Accumulation units outstanding
  at the end of period                                                                        2,580

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.05
    End of period                                                                            $12.38
  Accumulation units outstanding
  at the end of period                                                                         605






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.37
    End of period                                                                             $7.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.95
    End of period                                                                             $9.21
  Accumulation units outstanding
  at the end of period                                                                         671

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.20
    End of period                                                                             $9.56
  Accumulation units outstanding
  at the end of period                                                                         554

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.35
    End of period                                                                            $11.30
  Accumulation units outstanding
  at the end of period                                                                         465

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.98
    End of period                                                                            $11.49
  Accumulation units outstanding
  at the end of period                                                                         459

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.46
    End of period                                                                            $17.67
  Accumulation units outstanding
  at the end of period                                                                         298






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.16
    End of period                                                                             $5.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.64
    End of period                                                                            $10.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.45
    End of period                                                                            $11.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.06
    End of period                                                                            $16.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division712

  Accumulation unit value:
    Beginning of period                                                                      $10.13
    End of period                                                                            $10.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $3.99
    End of period                                                                             $4.37
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.52
    End of period                                                                             $7.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.13
    End of period                                                                             $9.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.45
    End of period                                                                            $12.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.57
    End of period                                                                            $10.26
  Accumulation units outstanding
  at the end of period                                                                         747

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.35
    End of period                                                                            $12.56
  Accumulation units outstanding
  at the end of period                                                                         205

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.40
    End of period                                                                            $12.87
  Accumulation units outstanding
  at the end of period                                                                         119






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.73
    End of period                                                                            $13.28
  Accumulation units outstanding
  at the end of period                                                                         194

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.56
    End of period                                                                            $10.85
  Accumulation units outstanding
  at the end of period                                                                         919

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.80
    End of period                                                                            $11.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.95
    End of period                                                                             $7.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.34
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.08
    End of period                                                                            $11.63
  Accumulation units outstanding
  at the end of period                                                                        2,341






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.76
    End of period                                                                            $16.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division692

  Accumulation unit value:
    Beginning of period                                                                      $10.12
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division687

  Accumulation unit value:
    Beginning of period                                                                       $9.47
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division690

  Accumulation unit value:
    Beginning of period                                                                       $6.31
    End of period                                                                             $6.98
  Accumulation units outstanding
  at the end of period                                                                       14,734

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division690

  Accumulation unit value:
    Beginning of period                                                                      $13.11
    End of period                                                                            $14.74
  Accumulation units outstanding
  at the end of period                                                                        2,667

Fifth Third Disciplined Value VIP Division690

  Accumulation unit value:
    Beginning of period                                                                      $13.52
    End of period                                                                            $14.73
  Accumulation units outstanding
  at the end of period                                                                        7,469

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.245% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division687

  Accumulation unit value:
    Beginning of period                                                                      $19.44
    End of period                                                                            $21.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division675

  Accumulation unit value:
    Beginning of period                                                                      $14.79
    End of period                                                                            $16.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.79
    End of period                                                                            $21.23
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.33
    End of period                                                                            $14.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division688

  Accumulation unit value:
    Beginning of period                                                                      $11.29
    End of period                                                                            $11.28
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.19
    End of period                                                                            $17.17
  Accumulation units outstanding
  at the end of period                                                                         38

JNL/Salomon Brothers U.S. Government & Quality Bond Division631

  Accumulation unit value:
    Beginning of period                                                                      $14.07
    End of period                                                                            $14.36
  Accumulation units outstanding
  at the end of period                                                                         89

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.20
    End of period                                                                            $23.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.66
    End of period                                                                            $30.86
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.96
    End of period                                                                             $9.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.69
    End of period                                                                             $9.88
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.79
    End of period                                                                            $13.18
  Accumulation units outstanding
  at the end of period                                                                         146

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.46
    End of period                                                                            $13.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.15
    End of period                                                                            $16.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.03
    End of period                                                                            $12.35
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.36
    End of period                                                                             $7.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.94
    End of period                                                                             $9.19
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.18
    End of period                                                                             $9.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.33
    End of period                                                                            $11.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.96
    End of period                                                                            $11.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.43
    End of period                                                                            $17.64
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division687

  Accumulation unit value:
    Beginning of period                                                                       $4.98
    End of period                                                                             $5.48
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division634

  Accumulation unit value:
    Beginning of period                                                                      $14.47
    End of period                                                                            $16.65
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division687

  Accumulation unit value:
    Beginning of period                                                                       $9.08
    End of period                                                                             $9.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.44
    End of period                                                                            $12.71
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.56
    End of period                                                                            $10.25
  Accumulation units outstanding
  at the end of period                                                                         534

JNL/MCM S&P 400 MidCap Index Division602

  Accumulation unit value:
    Beginning of period                                                                      $11.36
    End of period                                                                            $12.55
  Accumulation units outstanding
  at the end of period                                                                         227

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.39
    End of period                                                                            $12.86
  Accumulation units outstanding
  at the end of period                                                                         57






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.72
    End of period                                                                            $13.26
  Accumulation units outstanding
  at the end of period                                                                         55

JNL/MCM Bond Index Division602

  Accumulation unit value:
    Beginning of period                                                                      $10.50
    End of period                                                                            $10.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.79
    End of period                                                                            $10.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.33
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.07
    End of period                                                                            $11.61
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.75
    End of period                                                                            $16.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division702

  Accumulation unit value:
    Beginning of period                                                                      $10.24
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.26% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.06
    End of period                                                                            $24.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.23
    End of period                                                                            $19.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division584

  Accumulation unit value:
    Beginning of period                                                                      $18.88
    End of period                                                                            $21.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.43
    End of period                                                                            $16.12
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.11
    End of period                                                                            $16.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.34
    End of period                                                                            $18.23
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.76
    End of period                                                                            $21.20
  Accumulation units outstanding
  at the end of period                                                                         27

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.93
    End of period                                                                            $18.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.31
    End of period                                                                            $14.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.36
    End of period                                                                            $11.26
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.13
    End of period                                                                            $18.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.16
    End of period                                                                            $17.15
  Accumulation units outstanding
  at the end of period                                                                         98

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.88
    End of period                                                                            $14.34
  Accumulation units outstanding
  at the end of period                                                                         190

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.17
    End of period                                                                            $23.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.14
    End of period                                                                            $12.41
  Accumulation units outstanding
  at the end of period                                                                         161

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.62
    End of period                                                                            $30.81
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.95
    End of period                                                                             $9.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.69
    End of period                                                                             $9.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.78
    End of period                                                                            $13.17
  Accumulation units outstanding
  at the end of period                                                                         367

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.44
    End of period                                                                            $13.80
  Accumulation units outstanding
  at the end of period                                                                         193

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.14
    End of period                                                                            $16.26
  Accumulation units outstanding
  at the end of period                                                                         92

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.01
    End of period                                                                            $12.34
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.35
    End of period                                                                             $7.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.93
    End of period                                                                             $9.19
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.18
    End of period                                                                             $9.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.32
    End of period                                                                            $11.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.95
    End of period                                                                            $11.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.42
    End of period                                                                            $17.62
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.15
    End of period                                                                             $5.48
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.61
    End of period                                                                            $10.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.43
    End of period                                                                            $11.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.03
    End of period                                                                            $16.64
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.65
    End of period                                                                            $10.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $3.98
    End of period                                                                             $4.35
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.50
    End of period                                                                             $7.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.11
    End of period                                                                             $9.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.43
    End of period                                                                            $12.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.56
    End of period                                                                            $10.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.34
    End of period                                                                            $12.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.39
    End of period                                                                            $12.85
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.71
    End of period                                                                            $13.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.78
    End of period                                                                            $10.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.93
    End of period                                                                             $7.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.33
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.06
    End of period                                                                            $11.61
  Accumulation units outstanding
  at the end of period                                                                         133






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.76
    End of period                                                                            $16.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division717

  Accumulation unit value:
    Beginning of period                                                                      $10.77
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division688

  Accumulation unit value:
    Beginning of period                                                                       $9.57
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division701

  Accumulation unit value:
    Beginning of period                                                                      $10.41
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division687

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division630

  Accumulation unit value:
    Beginning of period                                                                       $6.41
    End of period                                                                             $6.96
  Accumulation units outstanding
  at the end of period                                                                         483

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division630

  Accumulation unit value:
    Beginning of period                                                                      $13.08
    End of period                                                                            $14.72
  Accumulation units outstanding
  at the end of period                                                                         354

Fifth Third Disciplined Value VIP Division630

  Accumulation unit value:
    Beginning of period                                                                      $13.62
    End of period                                                                            $14.71
  Accumulation units outstanding
  at the end of period                                                                         400


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.295% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.99
    End of period                                                                            $23.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.07
    End of period                                                                            $15.96
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.30
    End of period                                                                            $18.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.70
    End of period                                                                            $21.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.27
    End of period                                                                            $14.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.32
    End of period                                                                            $11.22
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.11
    End of period                                                                            $17.09
  Accumulation units outstanding
  at the end of period                                                                         256

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.84
    End of period                                                                            $14.30
  Accumulation units outstanding
  at the end of period                                                                         450

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.10
    End of period                                                                            $23.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.10
    End of period                                                                            $12.36
  Accumulation units outstanding
  at the end of period                                                                         158

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.54
    End of period                                                                            $30.71
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.93
    End of period                                                                             $9.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.67
    End of period                                                                             $9.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.75
    End of period                                                                            $13.14
  Accumulation units outstanding
  at the end of period                                                                         816

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.42
    End of period                                                                            $13.77
  Accumulation units outstanding
  at the end of period                                                                         107

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.11
    End of period                                                                            $16.22
  Accumulation units outstanding
  at the end of period                                                                         180

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.99
    End of period                                                                            $12.31
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division619

  Accumulation unit value:
    Beginning of period                                                                       $7.24
    End of period                                                                             $7.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.91
    End of period                                                                             $9.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.18
    End of period                                                                             $9.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.32
    End of period                                                                            $11.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.95
    End of period                                                                            $11.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.42
    End of period                                                                            $17.62
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.60
    End of period                                                                            $10.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division642

  Accumulation unit value:
    Beginning of period                                                                      $13.99
    End of period                                                                            $16.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division718

  Accumulation unit value:
    Beginning of period                                                                       $4.33
    End of period                                                                             $4.35
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.49
    End of period                                                                             $7.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.10
    End of period                                                                             $9.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.41
    End of period                                                                            $12.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.55
    End of period                                                                            $10.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.33
    End of period                                                                            $12.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.38
    End of period                                                                            $12.84
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.70
    End of period                                                                            $13.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.54
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $10.96
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.32
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.04
    End of period                                                                            $11.58
  Accumulation units outstanding
  at the end of period                                                                         126






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.75
    End of period                                                                            $16.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division706

  Accumulation unit value:
    Beginning of period                                                                      $10.44
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division724

  Accumulation unit value:
    Beginning of period                                                                      $10.86
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division724

  Accumulation unit value:
    Beginning of period                                                                      $10.65
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division619

  Accumulation unit value:
    Beginning of period                                                                       $6.51
    End of period                                                                             $6.95
  Accumulation units outstanding
  at the end of period                                                                         958

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division619

  Accumulation unit value:
    Beginning of period                                                                      $13.44
    End of period                                                                            $14.71
  Accumulation units outstanding
  at the end of period                                                                         199

Fifth Third Disciplined Value VIP Division619

  Accumulation unit value:
    Beginning of period                                                                      $13.53
    End of period                                                                            $14.70
  Accumulation units outstanding
  at the end of period                                                                         442


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.30% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.97
    End of period                                                                            $23.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.17
    End of period                                                                            $19.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division686

  Accumulation unit value:
    Beginning of period                                                                      $19.36
    End of period                                                                            $21.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.38
    End of period                                                                            $16.06
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.06
    End of period                                                                            $15.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.29
    End of period                                                                            $18.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.69
    End of period                                                                            $21.12
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.87
    End of period                                                                            $18.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.26
    End of period                                                                            $14.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.32
    End of period                                                                            $11.22
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.07
    End of period                                                                            $18.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.11
    End of period                                                                            $17.08
  Accumulation units outstanding
  at the end of period                                                                         294

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.83
    End of period                                                                            $14.29
  Accumulation units outstanding
  at the end of period                                                                         699

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.09
    End of period                                                                            $23.65
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.10
    End of period                                                                            $12.36
  Accumulation units outstanding
  at the end of period                                                                         509

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.52
    End of period                                                                            $30.70
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.93
    End of period                                                                             $9.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.66
    End of period                                                                             $9.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.74
    End of period                                                                            $13.13
  Accumulation units outstanding
  at the end of period                                                                        1,142

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.41
    End of period                                                                            $13.76
  Accumulation units outstanding
  at the end of period                                                                         376

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.10
    End of period                                                                            $16.21
  Accumulation units outstanding
  at the end of period                                                                         511

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.98
    End of period                                                                            $12.30
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.34
    End of period                                                                             $7.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.91
    End of period                                                                             $9.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.16
    End of period                                                                             $9.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.31
    End of period                                                                            $11.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.93
    End of period                                                                            $11.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.39
    End of period                                                                            $17.58
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.14
    End of period                                                                             $5.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.59
    End of period                                                                            $10.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.41
    End of period                                                                            $11.57
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.00
    End of period                                                                            $16.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.63
    End of period                                                                            $10.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $3.97
    End of period                                                                             $4.35
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.49
    End of period                                                                             $7.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.10
    End of period                                                                             $9.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.41
    End of period                                                                            $12.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.55
    End of period                                                                            $10.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.33
    End of period                                                                            $12.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.38
    End of period                                                                            $12.84
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.70
    End of period                                                                            $13.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.54
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $10.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.92
    End of period                                                                             $7.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.32
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.05
    End of period                                                                            $11.59
  Accumulation units outstanding
  at the end of period                                                                         446






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.74
    End of period                                                                            $16.12
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division699

  Accumulation unit value:
    Beginning of period                                                                      $10.54
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division697

  Accumulation unit value:
    Beginning of period                                                                      $10.22
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division687

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division720

  Accumulation unit value:
    Beginning of period                                                                       $6.82
    End of period                                                                             $6.95
  Accumulation units outstanding
  at the end of period                                                                        2,783

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division720

  Accumulation unit value:
    Beginning of period                                                                      $14.22
    End of period                                                                            $14.71
  Accumulation units outstanding
  at the end of period                                                                         563

Fifth Third Disciplined Value VIP Division720

  Accumulation unit value:
    Beginning of period                                                                      $14.21
    End of period                                                                            $14.69
  Accumulation units outstanding
  at the end of period                                                                        1,336


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.31% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH. AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.96
    End of period                                                                            $23.92
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.16
    End of period                                                                            $19.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division719

  Accumulation unit value:
    Beginning of period                                                                      $21.21
    End of period                                                                            $21.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.37
    End of period                                                                            $16.05
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.05
    End of period                                                                            $15.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.28
    End of period                                                                            $18.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.68
    End of period                                                                            $21.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.85
    End of period                                                                            $18.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.25
    End of period                                                                            $14.72
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.31
    End of period                                                                            $11.21
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.05
    End of period                                                                            $18.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.09
    End of period                                                                            $17.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.82
    End of period                                                                            $14.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.07
    End of period                                                                            $23.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.09
    End of period                                                                            $12.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.50
    End of period                                                                            $30.67
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.92
    End of period                                                                             $9.33
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.66
    End of period                                                                             $9.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.74
    End of period                                                                            $13.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.41
    End of period                                                                            $13.75
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.09
    End of period                                                                            $16.20
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.97
    End of period                                                                            $12.29
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.33
    End of period                                                                             $7.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.91
    End of period                                                                             $9.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.16
    End of period                                                                             $9.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.30
    End of period                                                                            $11.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.93
    End of period                                                                            $11.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.39
    End of period                                                                            $17.58
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.13
    End of period                                                                             $5.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.59
    End of period                                                                            $10.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.40
    End of period                                                                            $11.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.00
    End of period                                                                            $16.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $3.97
    End of period                                                                             $4.34
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.49
    End of period                                                                             $7.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.09
    End of period                                                                             $9.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.41
    End of period                                                                            $12.67
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.55
    End of period                                                                            $10.23
  Accumulation units outstanding
  at the end of period                                                                        1,209

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.33
    End of period                                                                            $12.52
  Accumulation units outstanding
  at the end of period                                                                         508

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.38
    End of period                                                                            $12.83
  Accumulation units outstanding
  at the end of period                                                                         500






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.70
    End of period                                                                            $13.24
  Accumulation units outstanding
  at the end of period                                                                         239

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.54
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                         267

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $10.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.92
    End of period                                                                             $7.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.31
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.05
    End of period                                                                            $11.59
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.74
    End of period                                                                            $16.11
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.90
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.89
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division688

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.36% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.85
    End of period                                                                            $23.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.08
    End of period                                                                            $19.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division584

  Accumulation unit value:
    Beginning of period                                                                      $18.71
    End of period                                                                            $21.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.30
    End of period                                                                            $15.97
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.99
    End of period                                                                            $15.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.21
    End of period                                                                            $18.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.59
    End of period                                                                            $21.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division608

  Accumulation unit value:
    Beginning of period                                                                      $17.04
    End of period                                                                            $18.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.19
    End of period                                                                            $14.65
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.26
    End of period                                                                            $11.15
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.97
    End of period                                                                            $18.07
  Accumulation units outstanding
  at the end of period                                                                         38

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.02
    End of period                                                                            $16.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.76
    End of period                                                                            $14.21
  Accumulation units outstanding
  at the end of period                                                                         46

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.97
    End of period                                                                            $23.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.04
    End of period                                                                            $12.29
  Accumulation units outstanding
  at the end of period                                                                         521

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.38
    End of period                                                                            $30.52
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.89
    End of period                                                                             $9.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.63
    End of period                                                                             $9.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.70
    End of period                                                                            $13.08
  Accumulation units outstanding
  at the end of period                                                                         556

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.37
    End of period                                                                            $13.70
  Accumulation units outstanding
  at the end of period                                                                         394

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.05
    End of period                                                                            $16.15
  Accumulation units outstanding
  at the end of period                                                                         534

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.93
    End of period                                                                            $12.25
  Accumulation units outstanding
  at the end of period                                                                         54






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division584

  Accumulation unit value:
    Beginning of period                                                                       $7.12
    End of period                                                                             $7.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.89
    End of period                                                                             $9.14
  Accumulation units outstanding
  at the end of period                                                                        1,133

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.14
    End of period                                                                             $9.48
  Accumulation units outstanding
  at the end of period                                                                        1,180

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.28
    End of period                                                                            $11.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.90
    End of period                                                                            $11.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.35
    End of period                                                                            $17.53
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.12
    End of period                                                                             $5.45
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.56
    End of period                                                                            $10.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.38
    End of period                                                                            $11.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.96
    End of period                                                                            $16.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division601

  Accumulation unit value:
    Beginning of period                                                                       $9.61
    End of period                                                                            $10.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division601

  Accumulation unit value:
    Beginning of period                                                                       $3.87
    End of period                                                                             $4.33
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.48
    End of period                                                                             $7.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.08
    End of period                                                                             $9.75
  Accumulation units outstanding
  at the end of period                                                                        2,118

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.38
    End of period                                                                            $12.64
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.53
    End of period                                                                            $10.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.31
    End of period                                                                            $12.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.36
    End of period                                                                            $12.81
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.69
    End of period                                                                            $13.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $10.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.75
    End of period                                                                            $10.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.91
    End of period                                                                             $7.92
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.30
    End of period                                                                            $10.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.04
    End of period                                                                            $11.57
  Accumulation units outstanding
  at the end of period                                                                         410






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.72
    End of period                                                                            $16.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division700

  Accumulation unit value:
    Beginning of period                                                                      $10.40
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.53
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                         63

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                         640






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division653

  Accumulation unit value:
    Beginning of period                                                                       $6.20
    End of period                                                                             $6.94
  Accumulation units outstanding
  at the end of period                                                                        2,876

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division653

  Accumulation unit value:
    Beginning of period                                                                      $12.98
    End of period                                                                            $14.69
  Accumulation units outstanding
  at the end of period                                                                         581

Fifth Third Disciplined Value VIP Division653

  Accumulation unit value:
    Beginning of period                                                                      $13.58
    End of period                                                                            $14.67
  Accumulation units outstanding
  at the end of period                                                                        1,389

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.40% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division722

  Accumulation unit value:
    Beginning of period                                                                      $20.70
    End of period                                                                            $21.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.25
    End of period                                                                            $15.92
  Accumulation units outstanding
  at the end of period                                                                          -


INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.94
    End of period                                                                            $15.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.17
    End of period                                                                            $18.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.52
    End of period                                                                            $20.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division710

  Accumulation unit value:
    Beginning of period                                                                      $11.12
    End of period                                                                            $11.11
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division637

  Accumulation unit value:
    Beginning of period                                                                      $16.25
    End of period                                                                            $16.92
  Accumulation units outstanding
  at the end of period                                                                         308

JNL/Salomon Brothers U.S. Government & Quality Bond Division637

  Accumulation unit value:
    Beginning of period                                                                      $13.96
    End of period                                                                            $14.15
  Accumulation units outstanding
  at the end of period                                                                         716

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.90
    End of period                                                                            $23.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.00
    End of period                                                                            $12.24
  Accumulation units outstanding
  at the end of period                                                                         579

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.28
    End of period                                                                            $30.40
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Value Division615

  Accumulation unit value:
    Beginning of period                                                                       $8.47
    End of period                                                                             $9.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.67
    End of period                                                                            $13.04
  Accumulation units outstanding
  at the end of period                                                                        1,167

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.34
    End of period                                                                            $13.67
  Accumulation units outstanding
  at the end of period                                                                         430

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.01
    End of period                                                                            $16.10
  Accumulation units outstanding
  at the end of period                                                                         590

JNL/Salomon Brothers High Yield Bond Division705

  Accumulation unit value:
    Beginning of period                                                                      $12.12
    End of period                                                                            $12.21
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.87
    End of period                                                                             $9.12
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.12
    End of period                                                                             $9.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.26
    End of period                                                                            $11.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.88
    End of period                                                                            $11.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.32
    End of period                                                                            $17.49
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division615

  Accumulation unit value:
    Beginning of period                                                                       $5.06
    End of period                                                                             $5.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division722

  Accumulation unit value:
    Beginning of period                                                                      $11.22
    End of period                                                                            $11.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division722

  Accumulation unit value:
    Beginning of period                                                                      $16.14
    End of period                                                                            $16.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.47
    End of period                                                                             $7.23
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.37
    End of period                                                                            $12.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division615

  Accumulation unit value:
    Beginning of period                                                                       $9.44
    End of period                                                                            $10.20
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division615

  Accumulation unit value:
    Beginning of period                                                                      $11.17
    End of period                                                                            $12.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division615

  Accumulation unit value:
    Beginning of period                                                                      $11.18
    End of period                                                                            $12.80
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division692

  Accumulation unit value:
    Beginning of period                                                                      $11.91
    End of period                                                                            $13.20
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division699

  Accumulation unit value:
    Beginning of period                                                                      $10.77
    End of period                                                                            $10.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $10.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division615

  Accumulation unit value:
    Beginning of period                                                                       $7.52
    End of period                                                                             $7.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division637

  Accumulation unit value:
    Beginning of period                                                                       $9.71
    End of period                                                                            $11.56
  Accumulation units outstanding
  at the end of period                                                                         515






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division722

  Accumulation unit value:
    Beginning of period                                                                      $15.65
    End of period                                                                            $16.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division705

  Accumulation unit value:
    Beginning of period                                                                      $10.50
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division696

  Accumulation unit value:
    Beginning of period                                                                      $10.16
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                                      $10.10
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division696

  Accumulation unit value:
    Beginning of period                                                                       $9.87
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division637

  Accumulation unit value:
    Beginning of period                                                                       $6.15
    End of period                                                                             $6.92
  Accumulation units outstanding
  at the end of period                                                                        3,087

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division637

  Accumulation unit value:
    Beginning of period                                                                      $12.53
    End of period                                                                            $14.67
  Accumulation units outstanding
  at the end of period                                                                         638

Fifth Third Disciplined Value VIP Division637

  Accumulation unit value:
    Beginning of period                                                                      $13.29
    End of period                                                                            $14.66
  Accumulation units outstanding
  at the end of period                                                                        1,429

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.41% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division609

  Accumulation unit value:
    Beginning of period                                                                      $23.11
    End of period                                                                            $23.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.00
    End of period                                                                            $19.06
  Accumulation units outstanding
  at the end of period                                                                         141

JNL/Select Global Growth Division628

  Accumulation unit value:
    Beginning of period                                                                      $18.13
    End of period                                                                            $21.06
  Accumulation units outstanding
  at the end of period                                                                         99

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.24
    End of period                                                                            $15.90
  Accumulation units outstanding
  at the end of period                                                                         134






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.93
    End of period                                                                            $15.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.15
    End of period                                                                            $18.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.50
    End of period                                                                            $20.89
  Accumulation units outstanding
  at the end of period                                                                         26

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division582

  Accumulation unit value:
    Beginning of period                                                                      $13.83
    End of period                                                                            $14.58
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division626

  Accumulation unit value:
    Beginning of period                                                                      $11.16
    End of period                                                                            $11.10
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division601

  Accumulation unit value:
    Beginning of period                                                                      $16.95
    End of period                                                                            $17.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.94
    End of period                                                                            $16.89
  Accumulation units outstanding
  at the end of period                                                                         210

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.70
    End of period                                                                            $14.14
  Accumulation units outstanding
  at the end of period                                                                         234

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.88
    End of period                                                                            $23.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division611

  Accumulation unit value:
    Beginning of period                                                                      $10.76
    End of period                                                                            $12.23
  Accumulation units outstanding
  at the end of period                                                                         181

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.25
    End of period                                                                            $30.37
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.87
    End of period                                                                             $9.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division605

  Accumulation unit value:
    Beginning of period                                                                       $8.45
    End of period                                                                             $9.77
  Accumulation units outstanding
  at the end of period                                                                         269

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.66
    End of period                                                                            $13.04
  Accumulation units outstanding
  at the end of period                                                                         520

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.33
    End of period                                                                            $13.66
  Accumulation units outstanding
  at the end of period                                                                         129

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.01
    End of period                                                                            $16.09
  Accumulation units outstanding
  at the end of period                                                                         181

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.90
    End of period                                                                            $12.21
  Accumulation units outstanding
  at the end of period                                                                         151






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division649

  Accumulation unit value:
    Beginning of period                                                                       $7.16
    End of period                                                                             $7.86
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.86
    End of period                                                                             $9.11
  Accumulation units outstanding
  at the end of period                                                                         786

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.12
    End of period                                                                             $9.45
  Accumulation units outstanding
  at the end of period                                                                         738

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.26
    End of period                                                                            $11.18
  Accumulation units outstanding
  at the end of period                                                                         819

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.88
    End of period                                                                            $11.36
  Accumulation units outstanding
  at the end of period                                                                         624

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.31
    End of period                                                                            $17.48
  Accumulation units outstanding
  at the end of period                                                                         259






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division655

  Accumulation unit value:
    Beginning of period                                                                       $4.60
    End of period                                                                             $5.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division628

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.22
  Accumulation units outstanding
  at the end of period                                                                         216

JNL/MCM Financial Sector Division601

  Accumulation unit value:
    Beginning of period                                                                      $10.45
    End of period                                                                            $11.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division601

  Accumulation unit value:
    Beginning of period                                                                      $14.22
    End of period                                                                            $16.50
  Accumulation units outstanding
  at the end of period                                                                         516

JNL/MCM Consumer Brands Sector Division719

  Accumulation unit value:
    Beginning of period                                                                       $9.97
    End of period                                                                            $10.33
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division655

  Accumulation unit value:
    Beginning of period                                                                       $6.16
    End of period                                                                             $7.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.06
    End of period                                                                             $9.72
  Accumulation units outstanding
  at the end of period                                                                         199

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.36
    End of period                                                                            $12.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.52
    End of period                                                                            $10.20
  Accumulation units outstanding
  at the end of period                                                                         247

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.30
    End of period                                                                            $12.48
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.35
    End of period                                                                            $12.79
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.67
    End of period                                                                            $13.20
  Accumulation units outstanding
  at the end of period                                                                         344

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.51
    End of period                                                                            $10.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $10.92
  Accumulation units outstanding
  at the end of period                                                                         246

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.89
    End of period                                                                             $7.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.29
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.02
    End of period                                                                            $11.55
  Accumulation units outstanding
  at the end of period                                                                         146






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division601

  Accumulation unit value:
    Beginning of period                                                                      $14.78
    End of period                                                                            $16.07
  Accumulation units outstanding
  at the end of period                                                                         145

JNL/MCM Nasdaq 15 Division696

  Accumulation unit value:
    Beginning of period                                                                      $10.29
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division696

  Accumulation unit value:
    Beginning of period                                                                      $10.16
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division698

  Accumulation unit value:
    Beginning of period                                                                      $10.36
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division696

  Accumulation unit value:
    Beginning of period                                                                       $9.87
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division611

  Accumulation unit value:
    Beginning of period                                                                       $6.75
    End of period                                                                             $6.92
  Accumulation units outstanding
  at the end of period                                                                         913

Fifth Third Balanced VIP Division605

  Accumulation unit value:
    Beginning of period                                                                      $11.45
    End of period                                                                            $11.85
  Accumulation units outstanding
  at the end of period                                                                         47

Fifth Third Mid Cap VIP Division611

  Accumulation unit value:
    Beginning of period                                                                      $13.81
    End of period                                                                            $14.67
  Accumulation units outstanding
  at the end of period                                                                         188

Fifth Third Disciplined Value VIP Division611

  Accumulation unit value:
    Beginning of period                                                                      $13.64
    End of period                                                                            $14.66
  Accumulation units outstanding
  at the end of period                                                                         452


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.45% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.67
    End of period                                                                            $23.60
  Accumulation units outstanding
  at the end of period                                                                         31

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.94
    End of period                                                                            $18.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division706

  Accumulation unit value:
    Beginning of period                                                                      $20.33
    End of period                                                                            $20.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.18
    End of period                                                                            $15.84
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.89
    End of period                                                                            $15.76
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.10
    End of period                                                                            $17.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.43
    End of period                                                                            $20.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.64
    End of period                                                                            $18.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.07
    End of period                                                                            $14.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.17
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.84
    End of period                                                                            $17.92
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.89
    End of period                                                                            $16.84
  Accumulation units outstanding
  at the end of period                                                                         79

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.65
    End of period                                                                            $14.08
  Accumulation units outstanding
  at the end of period                                                                         164

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.80
    End of period                                                                            $23.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.94
    End of period                                                                            $12.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.16
    End of period                                                                            $30.25
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.86
    End of period                                                                             $9.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.59
    End of period                                                                             $9.74
  Accumulation units outstanding
  at the end of period                                                                         130

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.63
    End of period                                                                            $13.00
  Accumulation units outstanding
  at the end of period                                                                         278

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.30
    End of period                                                                            $13.62
  Accumulation units outstanding
  at the end of period                                                                         12

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.97
    End of period                                                                            $16.05
  Accumulation units outstanding
  at the end of period                                                                         105

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.86
    End of period                                                                            $12.18
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.28
    End of period                                                                             $7.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.85
    End of period                                                                             $9.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.10
    End of period                                                                             $9.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.24
    End of period                                                                            $11.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.86
    End of period                                                                            $11.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.28
    End of period                                                                            $17.44
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division706

  Accumulation unit value:
    Beginning of period                                                                       $5.28
    End of period                                                                             $5.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.52
    End of period                                                                            $10.20
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.33
    End of period                                                                            $11.48
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.90
    End of period                                                                            $16.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $3.94
    End of period                                                                             $4.31
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.45
    End of period                                                                             $7.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.04
    End of period                                                                             $9.71
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.34
    End of period                                                                            $12.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.51
    End of period                                                                            $10.19
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.29
    End of period                                                                            $12.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.34
    End of period                                                                            $12.78
  Accumulation units outstanding
  at the end of period                                                                         65






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.66
    End of period                                                                            $13.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.50
    End of period                                                                            $10.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.88
    End of period                                                                             $7.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.28
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.01
    End of period                                                                            $11.54
  Accumulation units outstanding
  at the end of period                                                                         82






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.70
    End of period                                                                            $16.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division694

  Accumulation unit value:
    Beginning of period                                                                      $10.24
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division735

  Accumulation unit value:
    Beginning of period                                                                      $11.43
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division716

  Accumulation unit value:
    Beginning of period                                                                      $10.77
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division703

  Accumulation unit value:
    Beginning of period                                                                      $10.31
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division607

  Accumulation unit value:
    Beginning of period                                                                       $6.85
    End of period                                                                             $6.91
  Accumulation units outstanding
  at the end of period                                                                         421

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division600

  Accumulation unit value:
    Beginning of period                                                                      $13.86
    End of period                                                                            $14.66
  Accumulation units outstanding
  at the end of period                                                                         108

Fifth Third Disciplined Value VIP Division600

  Accumulation unit value:
    Beginning of period                                                                      $13.64
    End of period                                                                            $14.64
  Accumulation units outstanding
  at the end of period                                                                         260


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.46% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 4%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.93
    End of period                                                                            $18.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division665

  Accumulation unit value:
    Beginning of period                                                                      $18.74
    End of period                                                                            $20.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.17
    End of period                                                                            $15.82
  Accumulation units outstanding
  at the end of period                                                                         40






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.88
    End of period                                                                            $15.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.09
    End of period                                                                            $17.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.41
    End of period                                                                            $20.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division726

  Accumulation unit value:
    Beginning of period                                                                      $18.07
    End of period                                                                            $18.23
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.06
    End of period                                                                            $14.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.16
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.82
    End of period                                                                            $17.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.88
    End of period                                                                            $16.82
  Accumulation units outstanding
  at the end of period                                                                         734

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.64
    End of period                                                                            $14.07
  Accumulation units outstanding
  at the end of period                                                                        1,339

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.78
    End of period                                                                            $23.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division583

  Accumulation unit value:
    Beginning of period                                                                      $10.30
    End of period                                                                            $12.17
  Accumulation units outstanding
  at the end of period                                                                         441

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.13
    End of period                                                                            $30.23
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division584

  Accumulation unit value:
    Beginning of period                                                                       $8.62
    End of period                                                                             $9.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.58
    End of period                                                                             $9.73
  Accumulation units outstanding
  at the end of period                                                                         131

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.62
    End of period                                                                            $12.99
  Accumulation units outstanding
  at the end of period                                                                        2,884

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.29
    End of period                                                                            $13.61
  Accumulation units outstanding
  at the end of period                                                                         289

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.96
    End of period                                                                            $16.04
  Accumulation units outstanding
  at the end of period                                                                         405

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.86
    End of period                                                                            $12.17
  Accumulation units outstanding
  at the end of period                                                                         51






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.28
    End of period                                                                             $7.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.84
    End of period                                                                             $9.09
  Accumulation units outstanding
  at the end of period                                                                        1,941

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.10
    End of period                                                                             $9.43
  Accumulation units outstanding
  at the end of period                                                                        1,743

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.23
    End of period                                                                            $11.15
  Accumulation units outstanding
  at the end of period                                                                        1,588

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.86
    End of period                                                                            $11.33
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.27
    End of period                                                                            $17.43
  Accumulation units outstanding
  at the end of period                                                                         959






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division584

  Accumulation unit value:
    Beginning of period                                                                       $5.06
    End of period                                                                             $5.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.51
    End of period                                                                            $10.20
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division632

  Accumulation unit value:
    Beginning of period                                                                      $10.28
    End of period                                                                            $11.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division603

  Accumulation unit value:
    Beginning of period                                                                      $14.17
    End of period                                                                            $16.46
  Accumulation units outstanding
  at the end of period                                                                         279

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.55
    End of period                                                                            $10.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division626

  Accumulation unit value:
    Beginning of period                                                                       $3.83
    End of period                                                                             $4.31
  Accumulation units outstanding
  at the end of period                                                                         144






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.45
    End of period                                                                             $7.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.04
    End of period                                                                             $9.70
  Accumulation units outstanding
  at the end of period                                                                         129

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.34
    End of period                                                                            $12.58
  Accumulation units outstanding
  at the end of period                                                                        1,297

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.51
    End of period                                                                            $10.19
  Accumulation units outstanding
  at the end of period                                                                        6,720

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.29
    End of period                                                                            $12.47
  Accumulation units outstanding
  at the end of period                                                                        2,512

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.34
    End of period                                                                            $12.78
  Accumulation units outstanding
  at the end of period                                                                         392






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.66
    End of period                                                                            $13.18
  Accumulation units outstanding
  at the end of period                                                                         377

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.50
    End of period                                                                            $10.77
  Accumulation units outstanding
  at the end of period                                                                         365

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.88
    End of period                                                                             $7.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.28
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.01
    End of period                                                                            $11.53
  Accumulation units outstanding
  at the end of period                                                                         343






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.70
    End of period                                                                            $16.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division679

  Accumulation unit value:
    Beginning of period                                                                       $9.84
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                        1,628

JNL/MCM Value Line 25 Division679

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                         110

JNL/MCM VIP Division679

  Accumulation unit value:
    Beginning of period                                                                       $9.88
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                         374

JNL/MCM JNL 5 Division686

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                         498






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division583

  Accumulation unit value:
    Beginning of period                                                                       $6.52
    End of period                                                                             $6.91
  Accumulation units outstanding
  at the end of period                                                                        2,292

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division583

  Accumulation unit value:
    Beginning of period                                                                      $13.29
    End of period                                                                            $14.65
  Accumulation units outstanding
  at the end of period                                                                         436

Fifth Third Disciplined Value VIP Division583

  Accumulation unit value:
    Beginning of period                                                                      $13.18
    End of period                                                                            $14.64
  Accumulation units outstanding
  at the end of period                                                                        1,076


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.545% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.48
    End of period                                                                            $23.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.80
    End of period                                                                            $18.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.99
    End of period                                                                            $17.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.27
    End of period                                                                            $20.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.95
    End of period                                                                            $14.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division583

  Accumulation unit value:
    Beginning of period                                                                      $11.06
    End of period                                                                            $10.96
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.69
    End of period                                                                            $17.76
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.76
    End of period                                                                            $16.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.53
    End of period                                                                            $13.96
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.61
    End of period                                                                            $23.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division583

  Accumulation unit value:
    Beginning of period                                                                      $10.22
    End of period                                                                            $12.07
  Accumulation units outstanding
  at the end of period                                                                         385

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $26.93
    End of period                                                                            $29.98
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Value Division680

  Accumulation unit value:
    Beginning of period                                                                       $8.76
    End of period                                                                             $9.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.55
    End of period                                                                            $12.92
  Accumulation units outstanding
  at the end of period                                                                         474

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.23
    End of period                                                                            $13.53
  Accumulation units outstanding
  at the end of period                                                                         340

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.89
    End of period                                                                            $15.95
  Accumulation units outstanding
  at the end of period                                                                         147

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.79
    End of period                                                                            $12.10
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.81
    End of period                                                                             $9.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.06
    End of period                                                                             $9.38
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.20
    End of period                                                                            $11.10
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.81
    End of period                                                                            $11.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.21
    End of period                                                                            $17.35
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.08
    End of period                                                                             $5.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.47
    End of period                                                                            $10.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division664

  Accumulation unit value:
    Beginning of period                                                                      $10.73
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division680

  Accumulation unit value:
    Beginning of period                                                                      $16.07
    End of period                                                                            $16.38
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.01
    End of period                                                                             $9.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.30
    End of period                                                                            $12.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.49
    End of period                                                                            $10.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.26
    End of period                                                                            $12.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.31
    End of period                                                                            $12.74
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.64
    End of period                                                                            $13.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.48
    End of period                                                                            $10.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.70
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.25
    End of period                                                                            $10.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.98
    End of period                                                                            $11.50
  Accumulation units outstanding
  at the end of period                                                                         377






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division680

  Accumulation unit value:
    Beginning of period                                                                      $14.89
    End of period                                                                            $16.03
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division736

  Accumulation unit value:
    Beginning of period                                                                      $11.44
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division583

  Accumulation unit value:
    Beginning of period                                                                       $6.50
    End of period                                                                             $6.89
  Accumulation units outstanding
  at the end of period                                                                        1,333

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division583

  Accumulation unit value:
    Beginning of period                                                                      $13.27
    End of period                                                                            $14.62
  Accumulation units outstanding
  at the end of period                                                                         148

Fifth Third Disciplined Value VIP Division583

  Accumulation unit value:
    Beginning of period                                                                      $13.16
    End of period                                                                            $14.61
  Accumulation units outstanding
  at the end of period                                                                         688


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.56% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division608

  Accumulation unit value:
    Beginning of period                                                                      $22.77
    End of period                                                                            $23.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.78
    End of period                                                                            $18.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.04
    End of period                                                                            $15.68
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.76
    End of period                                                                            $15.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.97
    End of period                                                                            $17.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.24
    End of period                                                                            $20.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.48
    End of period                                                                            $18.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.93
    End of period                                                                            $14.38
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.06
    End of period                                                                            $10.94
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.67
    End of period                                                                            $17.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.73
    End of period                                                                            $16.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.51
    End of period                                                                            $13.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.58
    End of period                                                                            $23.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.84
    End of period                                                                            $12.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $26.89
    End of period                                                                            $29.94
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.78
    End of period                                                                             $9.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.53
    End of period                                                                             $9.67
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.54
    End of period                                                                            $12.90
  Accumulation units outstanding
  at the end of period                                                                         332

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.22
    End of period                                                                            $13.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.88
    End of period                                                                            $15.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.78
    End of period                                                                            $12.09
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.24
    End of period                                                                             $7.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.80
    End of period                                                                             $9.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.06
    End of period                                                                             $9.38
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.19
    End of period                                                                            $11.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.81
    End of period                                                                            $11.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.20
    End of period                                                                            $17.33
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.07
    End of period                                                                             $5.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.46
    End of period                                                                            $10.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.28
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.83
    End of period                                                                            $16.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $3.92
    End of period                                                                             $4.28
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.42
    End of period                                                                             $7.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.00
    End of period                                                                             $9.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.29
    End of period                                                                            $12.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.49
    End of period                                                                            $10.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.26
    End of period                                                                            $12.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.31
    End of period                                                                            $12.74
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.63
    End of period                                                                            $13.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.48
    End of period                                                                            $10.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.69
    End of period                                                                            $10.86
  Accumulation units outstanding
  at the end of period                                                                         461

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.86
    End of period                                                                             $7.86
  Accumulation units outstanding
  at the end of period                                                                         577

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.25
    End of period                                                                            $10.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.98
    End of period                                                                            $11.50
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.68
    End of period                                                                            $16.02
  Accumulation units outstanding
  at the end of period                                                                         289

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division731

  Accumulation unit value:
    Beginning of period                                                                      $11.40
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division724

  Accumulation unit value:
    Beginning of period                                                                      $10.86
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division712

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Disciplined Value VIP Division628

  Accumulation unit value:
    Beginning of period                                                                      $13.46
    End of period                                                                            $14.60
  Accumulation units outstanding
  at the end of period                                                                         309


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.61% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.34
    End of period                                                                            $23.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.70
    End of period                                                                            $18.70
  Accumulation units outstanding
  at the end of period                                                                         198

JNL/Select Global Growth Division593

  Accumulation unit value:
    Beginning of period                                                                      $18.88
    End of period                                                                            $20.65
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.98
    End of period                                                                            $15.61
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.71
    End of period                                                                            $15.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.91
    End of period                                                                            $17.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.15
    End of period                                                                            $20.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.41
    End of period                                                                            $17.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.87
    End of period                                                                            $14.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.01
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.60
    End of period                                                                            $17.64
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.66
    End of period                                                                            $16.58
  Accumulation units outstanding
  at the end of period                                                                         989

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.46
    End of period                                                                            $13.87
  Accumulation units outstanding
  at the end of period                                                                        1,756

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.49
    End of period                                                                            $22.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.80
    End of period                                                                            $12.00
  Accumulation units outstanding
  at the end of period                                                                         578

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $26.77
    End of period                                                                            $29.79
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.76
    End of period                                                                             $9.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.50
    End of period                                                                             $9.63
  Accumulation units outstanding
  at the end of period                                                                         59

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.50
    End of period                                                                            $12.86
  Accumulation units outstanding
  at the end of period                                                                        3,151

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.18
    End of period                                                                            $13.47
  Accumulation units outstanding
  at the end of period                                                                         377

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.83
    End of period                                                                            $15.87
  Accumulation units outstanding
  at the end of period                                                                         651

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.74
    End of period                                                                            $12.04
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.23
    End of period                                                                             $7.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.78
    End of period                                                                             $9.01
  Accumulation units outstanding
  at the end of period                                                                         57

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.04
    End of period                                                                             $9.35
  Accumulation units outstanding
  at the end of period                                                                         61

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.17
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                         332

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.78
    End of period                                                                            $11.24
  Accumulation units outstanding
  at the end of period                                                                         261

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.16
    End of period                                                                            $17.29
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.06
    End of period                                                                             $5.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.44
    End of period                                                                            $10.11
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.25
    End of period                                                                            $11.38
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.79
    End of period                                                                            $16.32
  Accumulation units outstanding
  at the end of period                                                                         220

JNL/MCM Consumer Brands Sector Division590

  Accumulation unit value:
    Beginning of period                                                                       $9.40
    End of period                                                                            $10.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division590

  Accumulation unit value:
    Beginning of period                                                                       $3.77
    End of period                                                                             $4.27
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.41
    End of period                                                                             $7.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.99
    End of period                                                                             $9.63
  Accumulation units outstanding
  at the end of period                                                                         55

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.27
    End of period                                                                            $12.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.48
    End of period                                                                            $10.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.25
    End of period                                                                            $12.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.30
    End of period                                                                            $12.72
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.62
    End of period                                                                            $13.12
  Accumulation units outstanding
  at the end of period                                                                         277

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.46
    End of period                                                                            $10.72
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $10.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.85
    End of period                                                                             $7.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.24
    End of period                                                                            $10.76
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.97
    End of period                                                                            $11.48
  Accumulation units outstanding
  at the end of period                                                                         447






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.67
    End of period                                                                            $16.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division723

  Accumulation unit value:
    Beginning of period                                                                      $11.12
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division681

  Accumulation unit value:
    Beginning of period                                                                       $9.86
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division618

  Accumulation unit value:
    Beginning of period                                                                       $6.44
    End of period                                                                             $6.87
  Accumulation units outstanding
  at the end of period                                                                        3,522

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division618

  Accumulation unit value:
    Beginning of period                                                                      $13.29
    End of period                                                                            $14.60
  Accumulation units outstanding
  at the end of period                                                                         701

Fifth Third Disciplined Value VIP Division618

  Accumulation unit value:
    Beginning of period                                                                      $13.48
    End of period                                                                            $14.58
  Accumulation units outstanding
  at the end of period                                                                        1,831


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.66% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division616

  Accumulation unit value:
    Beginning of period                                                                      $21.57
    End of period                                                                            $23.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division615

  Accumulation unit value:
    Beginning of period                                                                      $16.44
    End of period                                                                            $18.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division676

  Accumulation unit value:
    Beginning of period                                                                      $18.77
    End of period                                                                            $20.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.91
    End of period                                                                            $15.54
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division629

  Accumulation unit value:
    Beginning of period                                                                      $13.97
    End of period                                                                            $15.48
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division616

  Accumulation unit value:
    Beginning of period                                                                      $15.42
    End of period                                                                            $17.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.07
    End of period                                                                            $20.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division609

  Accumulation unit value:
    Beginning of period                                                                      $16.60
    End of period                                                                            $17.88
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division583

  Accumulation unit value:
    Beginning of period                                                                      $13.51
    End of period                                                                            $14.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division624

  Accumulation unit value:
    Beginning of period                                                                      $10.91
    End of period                                                                            $10.84
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division615

  Accumulation unit value:
    Beginning of period                                                                      $16.31
    End of period                                                                            $17.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division601

  Accumulation unit value:
    Beginning of period                                                                      $15.56
    End of period                                                                            $16.50
  Accumulation units outstanding
  at the end of period                                                                        1,152

JNL/Salomon Brothers U.S. Government & Quality Bond Division616

  Accumulation unit value:
    Beginning of period                                                                      $13.53
    End of period                                                                            $13.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Established Growth Division609

  Accumulation unit value:
    Beginning of period                                                                      $21.44
    End of period                                                                            $22.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division676

  Accumulation unit value:
    Beginning of period                                                                      $10.69
    End of period                                                                            $11.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Mid-Cap Growth Division598

  Accumulation unit value:
    Beginning of period                                                                      $26.42
    End of period                                                                            $29.65
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division616

  Accumulation unit value:
    Beginning of period                                                                       $8.56
    End of period                                                                             $9.11
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.47
    End of period                                                                             $9.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division601

  Accumulation unit value:
    Beginning of period                                                                      $12.38
    End of period                                                                            $12.81
  Accumulation units outstanding
  at the end of period                                                                        1,480

JNL/Lazard Small Cap Value Division601

  Accumulation unit value:
    Beginning of period                                                                      $12.11
    End of period                                                                            $13.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Lazard Mid Cap Value Division601

  Accumulation unit value:
    Beginning of period                                                                      $14.01
    End of period                                                                            $15.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.70
    End of period                                                                            $12.00
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division615

  Accumulation unit value:
    Beginning of period                                                                       $7.15
    End of period                                                                             $7.75
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.76
    End of period                                                                             $8.99
  Accumulation units outstanding
  at the end of period                                                                        1,194

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.02
    End of period                                                                             $9.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.14
    End of period                                                                            $11.03
  Accumulation units outstanding
  at the end of period                                                                         970

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.21
  Accumulation units outstanding
  at the end of period                                                                         665

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.12
    End of period                                                                            $17.24
  Accumulation units outstanding
  at the end of period                                                                         436






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division715

  Accumulation unit value:
    Beginning of period                                                                       $5.21
    End of period                                                                             $5.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division609

  Accumulation unit value:
    Beginning of period                                                                      $10.11
    End of period                                                                            $10.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division596

  Accumulation unit value:
    Beginning of period                                                                      $10.37
    End of period                                                                            $11.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division596

  Accumulation unit value:
    Beginning of period                                                                      $13.37
    End of period                                                                            $16.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division606

  Accumulation unit value:
    Beginning of period                                                                       $9.44
    End of period                                                                            $10.19
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division606

  Accumulation unit value:
    Beginning of period                                                                       $3.78
    End of period                                                                             $4.26
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division601

  Accumulation unit value:
    Beginning of period                                                                       $6.41
    End of period                                                                             $7.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division616

  Accumulation unit value:
    Beginning of period                                                                       $8.92
    End of period                                                                             $9.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division601

  Accumulation unit value:
    Beginning of period                                                                      $11.35
    End of period                                                                            $12.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division594

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division594

  Accumulation unit value:
    Beginning of period                                                                      $11.40
    End of period                                                                            $12.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division592

  Accumulation unit value:
    Beginning of period                                                                      $11.12
    End of period                                                                            $12.70
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division594

  Accumulation unit value:
    Beginning of period                                                                      $11.67
    End of period                                                                            $13.10
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division603

  Accumulation unit value:
    Beginning of period                                                                      $10.41
    End of period                                                                            $10.71
  Accumulation units outstanding
  at the end of period                                                                        1,968

JNL/Oppenheimer Global Growth Division601

  Accumulation unit value:
    Beginning of period                                                                       $9.43
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division603

  Accumulation unit value:
    Beginning of period                                                                       $7.70
    End of period                                                                             $7.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division601

  Accumulation unit value:
    Beginning of period                                                                      $10.31
    End of period                                                                            $10.75
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division598

  Accumulation unit value:
    Beginning of period                                                                      $10.72
    End of period                                                                            $11.46
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.65
    End of period                                                                            $15.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division715

  Accumulation unit value:
    Beginning of period                                                                      $10.45
    End of period                                                                            $10.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division708

  Accumulation unit value:
    Beginning of period                                                                      $10.78
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division691

  Accumulation unit value:
    Beginning of period                                                                       $9.87
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division691

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                         985






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.71% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
   HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH. AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH. AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division631

  Accumulation unit value:
    Beginning of period                                                                      $20.77
    End of period                                                                            $23.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division598

  Accumulation unit value:
    Beginning of period                                                                      $16.33
    End of period                                                                            $18.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division617

  Accumulation unit value:
    Beginning of period                                                                      $18.54
    End of period                                                                            $20.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division618

  Accumulation unit value:
    Beginning of period                                                                      $14.47
    End of period                                                                            $15.47
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division618

  Accumulation unit value:
    Beginning of period                                                                      $14.13
    End of period                                                                            $15.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division606

  Accumulation unit value:
    Beginning of period                                                                      $15.80
    End of period                                                                            $17.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division608

  Accumulation unit value:
    Beginning of period                                                                      $19.00
    End of period                                                                            $20.30
  Accumulation units outstanding
  at the end of period                                                                         26

JNL/Putnam Equity Division665

  Accumulation unit value:
    Beginning of period                                                                      $16.12
    End of period                                                                            $17.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division608

  Accumulation unit value:
    Beginning of period                                                                      $13.69
    End of period                                                                            $14.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division674

  Accumulation unit value:
    Beginning of period                                                                      $10.82
    End of period                                                                            $10.78
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division659

  Accumulation unit value:
    Beginning of period                                                                      $16.36
    End of period                                                                            $17.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.53
    End of period                                                                            $16.42
  Accumulation units outstanding
  at the end of period                                                                         136

JNL/Salomon Brothers U.S. Government & Quality Bond Division589

  Accumulation unit value:
    Beginning of period                                                                      $13.32
    End of period                                                                            $13.73
  Accumulation units outstanding
  at the end of period                                                                         317

JNL/T. Rowe Price Established Growth Division584

  Accumulation unit value:
    Beginning of period                                                                      $20.67
    End of period                                                                            $22.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division589

  Accumulation unit value:
    Beginning of period                                                                      $10.39
    End of period                                                                            $11.88
  Accumulation units outstanding
  at the end of period                                                                         244

JNL/T. Rowe Price Mid-Cap Growth Division584

  Accumulation unit value:
    Beginning of period                                                                      $25.62
    End of period                                                                            $29.51
  Accumulation units outstanding
  at the end of period                                                                        1,095






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division598

  Accumulation unit value:
    Beginning of period                                                                       $8.74
    End of period                                                                             $9.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division583

  Accumulation unit value:
    Beginning of period                                                                       $7.89
    End of period                                                                             $9.57
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division583

  Accumulation unit value:
    Beginning of period                                                                      $12.34
    End of period                                                                            $12.77
  Accumulation units outstanding
  at the end of period                                                                        2,959

JNL/Lazard Small Cap Value Division589

  Accumulation unit value:
    Beginning of period                                                                      $12.05
    End of period                                                                            $13.38
  Accumulation units outstanding
  at the end of period                                                                         175

JNL/Lazard Mid Cap Value Division589

  Accumulation unit value:
    Beginning of period                                                                      $13.87
    End of period                                                                            $15.77
  Accumulation units outstanding
  at the end of period                                                                         243

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.66
    End of period                                                                            $11.96
  Accumulation units outstanding
  at the end of period                                                                         622






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division585

  Accumulation unit value:
    Beginning of period                                                                       $7.00
    End of period                                                                             $7.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.74
    End of period                                                                             $8.96
  Accumulation units outstanding
  at the end of period                                                                        3,634

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.00
    End of period                                                                             $9.30
  Accumulation units outstanding
  at the end of period                                                                        6,946

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.12
    End of period                                                                            $11.00
  Accumulation units outstanding
  at the end of period                                                                        2,960

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $11.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.09
    End of period                                                                            $17.19
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division598

  Accumulation unit value:
    Beginning of period                                                                       $5.16
    End of period                                                                             $5.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division584

  Accumulation unit value:
    Beginning of period                                                                       $9.98
    End of period                                                                            $10.06
  Accumulation units outstanding
  at the end of period                                                                        3,236

JNL/MCM Financial Sector Division584

  Accumulation unit value:
    Beginning of period                                                                      $10.02
    End of period                                                                            $11.31
  Accumulation units outstanding
  at the end of period                                                                        2,830

JNL/MCM Oil & Gas Sector Division614

  Accumulation unit value:
    Beginning of period                                                                      $14.30
    End of period                                                                            $16.23
  Accumulation units outstanding
  at the end of period                                                                        2,000

JNL/MCM Consumer Brands Sector Division620

  Accumulation unit value:
    Beginning of period                                                                       $8.96
    End of period                                                                            $10.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division614

  Accumulation unit value:
    Beginning of period                                                                       $3.75
    End of period                                                                             $4.25
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division598

  Accumulation unit value:
    Beginning of period                                                                       $6.36
    End of period                                                                             $7.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division583

  Accumulation unit value:
    Beginning of period                                                                       $8.68
    End of period                                                                             $9.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division584

  Accumulation unit value:
    Beginning of period                                                                      $10.93
    End of period                                                                            $12.43
  Accumulation units outstanding
  at the end of period                                                                        2,609

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.46
    End of period                                                                            $10.11
  Accumulation units outstanding
  at the end of period                                                                        3,732

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.22
    End of period                                                                            $12.37
  Accumulation units outstanding
  at the end of period                                                                        1,063

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.27
    End of period                                                                            $12.68
  Accumulation units outstanding
  at the end of period                                                                         683






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.59
    End of period                                                                            $13.08
  Accumulation units outstanding
  at the end of period                                                                         619

JNL/MCM Bond Index Division584

  Accumulation unit value:
    Beginning of period                                                                      $10.36
    End of period                                                                            $10.69
  Accumulation units outstanding
  at the end of period                                                                         721

JNL/Oppenheimer Global Growth Division605

  Accumulation unit value:
    Beginning of period                                                                       $9.50
    End of period                                                                            $10.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division639

  Accumulation unit value:
    Beginning of period                                                                       $6.84
    End of period                                                                             $7.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division583

  Accumulation unit value:
    Beginning of period                                                                       $9.91
    End of period                                                                            $10.73
  Accumulation units outstanding
  at the end of period                                                                         205

JNL/AIM Small Cap Growth Division621

  Accumulation unit value:
    Beginning of period                                                                      $10.27
    End of period                                                                            $11.44
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division614

  Accumulation unit value:
    Beginning of period                                                                      $14.39
    End of period                                                                            $15.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division721

  Accumulation unit value:
    Beginning of period                                                                      $10.75
    End of period                                                                            $10.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division721

  Accumulation unit value:
    Beginning of period                                                                      $10.85
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division682

  Accumulation unit value:
    Beginning of period                                                                       $9.80
    End of period                                                                            $11.04
  Accumulation units outstanding
  at the end of period                                                                         219

JNL/MCM JNL 5 Division682

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                         220






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division589

  Accumulation unit value:
    Beginning of period                                                                       $6.77
    End of period                                                                             $6.84
  Accumulation units outstanding
  at the end of period                                                                        1,184

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division589

  Accumulation unit value:
    Beginning of period                                                                      $13.91
    End of period                                                                            $14.56
  Accumulation units outstanding
  at the end of period                                                                         243

Fifth Third Disciplined Value VIP Division589

  Accumulation unit value:
    Beginning of period                                                                      $13.44
    End of period                                                                            $14.55
  Accumulation units outstanding
  at the end of period                                                                         596

ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.01% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
EARNINGSMAX AND PREMIUM CREDIT 4% AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/Select Large Cap Growth Division585

  Accumulation unit value:
    Beginning of period                                                                      $21.14
    End of period                                                                            $22.36
  Accumulation units outstanding
  at the end of period                                                                         916

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division583

  Accumulation unit value:
    Beginning of period                                                                      $17.50
    End of period                                                                            $19.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $14.74
    End of period                                                                            $15.04
  Accumulation units outstanding
  at the end of period                                                                          -






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/Eagle Core Equity Division612

  Accumulation unit value:
    Beginning of period                                                                      $13.96
    End of period                                                                            $15.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division585

  Accumulation unit value:
    Beginning of period                                                                      $14.96
    End of period                                                                            $17.13
  Accumulation units outstanding
  at the end of period                                                                         341

JNL/Select Balanced Division610

  Accumulation unit value:
    Beginning of period                                                                      $18.52
    End of period                                                                            $19.72
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division631

  Accumulation unit value:
    Beginning of period                                                                      $15.43
    End of period                                                                            $17.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division663

  Accumulation unit value:
    Beginning of period                                                                      $13.75
    End of period                                                                            $13.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/Putnam Value Equity Division610

  Accumulation unit value:
    Beginning of period                                                                      $15.98
    End of period                                                                            $16.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division585

  Accumulation unit value:
    Beginning of period                                                                      $14.98
    End of period                                                                            $15.95
  Accumulation units outstanding
  at the end of period                                                                         340

JNL/Salomon Brothers U.S. Government & Quality Bond Division585

  Accumulation unit value:
    Beginning of period                                                                      $12.91
    End of period                                                                            $13.34
  Accumulation units outstanding
  at the end of period                                                                         790

JNL/T. Rowe Price Established Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $20.85
    End of period                                                                            $22.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division607

  Accumulation unit value:
    Beginning of period                                                                      $10.26
    End of period                                                                            $11.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Mid-Cap Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $26.23
    End of period                                                                            $28.66
  Accumulation units outstanding
  at the end of period                                                                          -






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/Alliance Capital Growth Division657

  Accumulation unit value:
    Beginning of period                                                                       $8.11
    End of period                                                                             $8.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division585

  Accumulation unit value:
    Beginning of period                                                                       $7.86
    End of period                                                                             $9.37
  Accumulation units outstanding
  at the end of period                                                                         778

JNL/PIMCO Total Return Bond Division585

  Accumulation unit value:
    Beginning of period                                                                      $12.09
    End of period                                                                            $12.51
  Accumulation units outstanding
  at the end of period                                                                        1,265

JNL/Lazard Small Cap Value Division585

  Accumulation unit value:
    Beginning of period                                                                      $11.48
    End of period                                                                            $13.11
  Accumulation units outstanding
  at the end of period                                                                         444

JNL/Lazard Mid Cap Value Division585

  Accumulation unit value:
    Beginning of period                                                                      $13.19
    End of period                                                                            $15.45
  Accumulation units outstanding
  at the end of period                                                                         618

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.43
    End of period                                                                            $11.72
  Accumulation units outstanding
  at the end of period                                                                          -






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division650

  Accumulation unit value:
    Beginning of period                                                                       $6.95
    End of period                                                                             $7.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division586

  Accumulation unit value:
    Beginning of period                                                                       $8.25
    End of period                                                                             $8.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division586

  Accumulation unit value:
    Beginning of period                                                                       $7.79
    End of period                                                                             $9.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division586

  Accumulation unit value:
    Beginning of period                                                                       $8.68
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division586

  Accumulation unit value:
    Beginning of period                                                                       $9.40
    End of period                                                                            $10.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division586

  Accumulation unit value:
    Beginning of period                                                                      $14.59
    End of period                                                                            $16.91
  Accumulation units outstanding
  at the end of period                                                                          -






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/MCM Technology Sector Division606

  Accumulation unit value:
    Beginning of period                                                                       $5.17
    End of period                                                                             $5.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division606

  Accumulation unit value:
    Beginning of period                                                                       $9.99
    End of period                                                                             $9.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division631

  Accumulation unit value:
    Beginning of period                                                                      $10.04
    End of period                                                                            $11.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division626

  Accumulation unit value:
    Beginning of period                                                                      $13.92
    End of period                                                                            $15.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division663

  Accumulation unit value:
    Beginning of period                                                                       $8.99
    End of period                                                                             $9.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division583

  Accumulation unit value:
    Beginning of period                                                                       $6.04
    End of period                                                                             $7.03
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division598

  Accumulation unit value:
    Beginning of period                                                                       $8.72
    End of period                                                                             $9.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division616

  Accumulation unit value:
    Beginning of period                                                                      $11.14
    End of period                                                                            $12.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division598

  Accumulation unit value:
    Beginning of period                                                                       $9.41
    End of period                                                                            $10.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division616

  Accumulation unit value:
    Beginning of period                                                                      $10.97
    End of period                                                                            $12.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division616

  Accumulation unit value:
    Beginning of period                                                                      $10.98
    End of period                                                                            $12.57
  Accumulation units outstanding
  at the end of period                                                                          -






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/MCM International Index Division631

  Accumulation unit value:
    Beginning of period                                                                      $11.12
    End of period                                                                            $12.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division669

  Accumulation unit value:
    Beginning of period                                                                      $10.63
    End of period                                                                            $10.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division606

  Accumulation unit value:
    Beginning of period                                                                       $9.43
    End of period                                                                            $10.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $10.29
    End of period                                                                            $10.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division583

  Accumulation unit value:
    Beginning of period                                                                      $10.32
    End of period                                                                            $11.34
  Accumulation units outstanding
  at the end of period                                                                          -






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/Select Value Division671

  Accumulation unit value:
    Beginning of period                                                                      $14.72
    End of period                                                                            $15.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division706

  Accumulation unit value:
    Beginning of period                                                                      $10.43
    End of period                                                                            $10.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                                      $10.10
    End of period                                                                            $11.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division729

  Accumulation unit value:
    Beginning of period                                                                      $10.72
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                          -

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2004

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division585

  Accumulation unit value:
    Beginning of period                                                                      $13.38
    End of period                                                                            $14.45
  Accumulation units outstanding
  at the end of period                                                                         609

Fifth Third Disciplined Value VIP Division585

  Accumulation unit value:
    Beginning of period                                                                      $13.14
    End of period                                                                            $14.44
  Accumulation units outstanding
  at the end of period                                                                        1,474



1-September 16, 1996            85-April 1, 2002                169-August 14, 2002             253-January 16, 2003
2-April 1, 1998                 86-April 2, 2002                170-August 15, 2002             254-January 17, 2003
3-April 8, 1998                 87-April 3, 2002                171-August 16, 2002             255-January 21, 2003
4-April 9, 1998                 88-April 4, 2002                172-August 19, 2002             256-January 22, 2003
5-April 13, 1998                89-April 8, 2002                173-August 20, 2002             257-January 24, 2003
6-April 15, 1998                90-April 9, 2002                174-August 23, 2002             258-January 27, 2003
7-January 21, 1999              91-April 10, 2002               175-August 26, 2002             259-January 28, 2003
8-January 29, 1999              92-April 11, 2002               176-August 28, 2002             260-January 30, 2003
9-February 9, 1999              93-April 12, 2002               177-August 29, 2002             261-January 31, 2003
10-March 22, 1999               94-April 15, 2002               178-August 30, 2002             262-February 3, 2003
11-April 1, 1999                95-April 16, 2002               179-September 3, 2002           263-February 4, 2003
12-April 8, 1999                96-April 17, 2002               180-September 4, 2002           264-February 5, 2003
13-April 9, 1999                97-April 18, 2002               181-September 5, 2002           265-February 6, 2003
14-April 13, 1999               98-April 19, 2002               182-September 6, 2002           266-February 7, 2003
15-April 15, 1999               99-April 22, 2002               183-September 10, 2002          267-February 12, 2003
16-April 22, 1999               100-April 23, 2002              184-September 11, 2002          268-February 13, 2003
17-July 2, 1999                 101-April 24, 2002              185-September 12, 2002          269-February 14, 2003
18-August 16, 1999              102-April 25, 2002              186-September 13, 2002          270-February 18, 2003
19-May 1, 2000                  103-April 26, 2002              187-September 16, 2002          271-February 19, 2003
20-November 3, 2000             104-April 29, 2002              188-September 17, 2002          272-February 20, 2003
21-November 17, 2000            105-April 30, 2002              189-September 18, 2002          273-February 21, 2003
22-November 27, 2000            106-May 1, 2002                 190-September 19, 2002          274-February 24, 2003
23-December 14, 2000            107-May 2, 2002                 191-September 20, 2002          275-February 25, 2003
24-December 19, 2000            108-May 3, 2002                 192-September 23, 2002          276-February 26, 2003
25-February 12, 2001            109-May 6, 2002                 193-September 24, 2002          277-February 27, 2003
26-March 28, 2001               110-May 7, 2002                 194-September 25, 2002          278-February 28, 2003
27-May 1, 2001                  111-May 8, 2002                 195-September 26, 2002          279-March 3, 2003
28-June 7, 2001                 112-May 9, 2002                 196-September 27, 2002          280-March 4, 2003
29-August 15, 2001              113-May 10, 2002                197-September 30, 2002          281-March 5, 2003
30-October 29, 2001             114-May 13, 2002                198-October 1, 2002             282-March 6, 2003
31-December 14, 2001            115-May 14, 2002                199-October 2, 2002             283-March 7, 2003
32-January 3, 2002              116-May 15, 2002                200-October 3, 2002             284-March 10, 2003
33-January 7, 2002              117-May 16, 2002                201-October 4, 2002             285-March 11, 2003
34-January 10, 2002             118-May 17, 2002                202-October 7, 2002             286-March 12, 2003
35-January 11, 2002             119-May 20, 2002                203-October 8, 2002             287-March 13, 2003
36-January 14, 2002             120-May 21, 2002                204-October 9, 2002             288-March 14, 2003
37-January 15, 2002             121-May 23, 2002                205-October 10, 2002            289-March 17, 2003
38-January 18, 2002             122-May 24, 2002                206-October 11, 2002            290-March 18, 2003
39-January 22, 2002             123-May 28, 2002                207-October 14, 2002            291-March 19, 2003
40-January 23, 2002             124-May 29, 2002                208-October 15, 2002            292-March 20, 2003
41-January 25, 2002             125-May 30, 2002                209-October 17, 2002            293-March 21, 2003
42-January 28, 2002             126-May 31, 2002                210-October 18, 2002            294-March 24, 2003
43-January 29, 2002             127-June 3, 2002                211-October 21, 2002            295-March 26, 2003
44-January 30, 2002             128-June 4, 2002                212-October 22, 2002            296-March 27, 2003
45-January 31, 2002             129-June 5, 2002                213-October 24, 2002            297-March 28, 2003
46-February 1, 2002             130-June 6, 2002                214-October 25, 2002            298-March 31, 2003
47-February 4, 2002             131-June 7, 2002                215-October 28, 2002            299-April 1, 2003
48-February 5, 2002             132-June 10, 2002               216-October 29, 2002            300-April 2, 2003
49-February 6, 2002             133-June 11, 2002               217-October 31, 2002            301-April 3, 2003
50-February 7, 2002             134-June 12, 2002               218-November 1, 2002            302-April 4, 2003
51-February 8, 2002             135-June 14, 2002               219-November 4, 2002            303-April 7, 2003
52-February 11, 2002            136-June 17, 2002               220-November 5, 2002            304-April 8, 2003
53-February 12, 2002            137-June 20, 2002               221-November 6, 2002            305-April 9, 2003
54-February 13, 2002            138-June 21, 2002               222-November 7, 2002            306-April 10, 2003
55-February 14, 2002            139-June 24, 2002               223-November 8, 2002            307-April 11, 2003
56-February 15, 2002            140-June 25, 2002               224-November 12, 2002           308-April 14, 2003
57-February 19, 2002            141-June 26, 2002               225-November 13, 2002           309-April 15, 2003
58-February 20, 2002            142-June 27, 2002               226-November 14, 2002           310-April 16, 2003
59-February 21, 2002            143-June 28, 2002               227-November 15, 2002           311-April 17, 2003
60-February 22, 2002            144-July 1, 2002                228-November 18, 2002           312-April 21, 2003
61-February 25, 2002            145-July 2, 2002                229-November 19, 2002           313-April 22, 2003
62-February 26, 2002            146-July 3, 2002                230-November 20, 2002           314-April 23, 2003
63-February 27, 2002            147-July 5, 2002                231-November 22, 2002           315-April 24, 2003
64-February 28, 2002            148-July 8, 2002                232-November 25, 2002           316-April 25, 2003
65-March 1, 2002                149-July 9, 2002                233-November 26, 2002           317-April 28, 2003
66-March 4, 2002                150-July 11, 2002               234-November 27, 2002           318-April 29, 2003
67-March 5, 2002                151-July 12, 2002               235-November 29, 2002           319-April 30, 2003
68-March 6, 2002                152-July 15, 2002               236-December 2, 2002            320-May 1, 2003
69-March 7, 2002                153-July 16, 2002               237-December 3, 2002            321-May 2, 2003
70-March 8, 2002                154-July 18, 2002               238-December 5, 2002            322-May 5, 2003
71-March 11, 2002               155-July 22, 2002               239-December 6, 2002            323-May 6, 2003
72-March 12, 2002               156-July 24, 2002               240-December 9, 2002            324-May 7, 2003
73-March 13, 2002               157-July 25, 2002               241-December 16, 2002           325-May 8, 2003
74-March 14, 2002               158-July 26, 2002               242-December 17, 2002           326-May 12, 2003
75-March 15, 2002               159-July 29, 2002               243-December 18, 2002           327-May 13, 2003
76-March 18, 2002               160-July 30, 2002               244-December 19, 2002           328-May 14, 2003
77-March 19, 2002               161-July 31, 2002               245-December 23, 2002           329-May 15, 2003
78-March 20, 2002               162-August 1, 2002              246-December 27, 2002           330-May 19, 2003
79-March 21, 2002               163-August 5, 2002              247-December 30, 2002           331-May 20, 2003
80-March 22, 2002               164-August 6, 2002              248-December 31, 2002           332-May 21, 2003
81-March 25, 2002               165-August 7, 2002              249-January 2, 2003             333-May 22, 2003
82-March 26, 2002               166-August 8, 2002              250-January 3, 2003             334-May 23, 2003
83-March 27, 2002               167-August 12, 2002             251-January 6, 2003             335-May 27, 2003
84-March 28, 2002               168-August 13, 2002             252-January 9, 2003             336-May 28, 2003


337-May 29, 2003                421-September 30, 2003          505-January 29, 2004            589-May 28, 2004
338-May 30, 2003                422-October 1, 2003             506-January 30, 2004            590-June 1, 2004
339-June 2, 2003                423-October 2, 2003             507-February 2, 2004            591-June 2, 2004
340-June 3, 2003                424-October 3, 2003             508-February 3, 2004            592-June 3, 2004
341-June 4, 2003                425-October 4, 2003             509-February 4, 2004            593-June 4, 2004
342-June 5, 2003                426-October 6, 2003             510-February 5, 2004            594-June 7, 2004
343-June 6, 2003                427-October 7, 2003             511-February 6, 2004            595-June 8, 2004
344-June 9, 2003                428-October 8, 2003             512-February 9, 2004            596-June 9, 2004
345-June 10, 2003               429-October 9, 2003             513-February 10, 2004           597-June 10, 2004
346-June 11, 2003               430-October 10, 2003            514-February 11, 2004           598-June 14, 2004
347-June 12, 2003               431-October 13, 2003            515-February 12, 2004           599-June 15, 2004
348-June 13, 2003               432-October 14, 2003            516-February 13, 2004           600-June 16, 2004
349-June 16, 2003               433-October 15, 2003            517-February 17, 2004           601-June 17, 2004
350-June 17, 2003               434-October 16, 2003            518-February 18, 2004           602-June 18, 2004
351-June 18, 2003               435-October 17, 2003            519-February 19, 2004           603-June 21, 2004
352-June 19, 2003               436-October 20, 2003            520-February 20, 2004           604-June 22, 2004
353-June 20, 2003               437-October 21, 2003            521-February 23, 2004           605-June 23, 2004
354-June 23, 2003               438-October 22, 2003            522-February 24, 2004           606-June 24, 2004
355-June 24, 2003               439-October 23, 2003            523-February 25, 2004           607-June 25, 2004
356-June 25, 2003               440-October 24, 2003            524-February 26, 2004           608-June 28, 2004
357-June 26, 2003               441-October 27, 2003            525-February 27, 2004           609-June 29, 2004
358-June 27, 2003               442-October 28, 2003            526-March 1, 2004               610-July 1, 2004
359-June 30, 2003               443-October 29, 2003            527-March 2, 2004               611-July 2, 2004
360-July 1, 2003                444-October 30, 2003            528-March 3, 2004               612-July 6, 2004
361-July 2, 2003                445-October 31, 2003            529-March 4, 2004               613-July 7, 2004
362-July 3, 2003                446-November 3, 2003            530-March 5, 2004               614-July 8, 2004
363-July 7, 2003                447-November 4, 2003            531-March 8, 2004               615-July 9, 2004
364-July 8, 2003                448-November 5, 2003            532-March 9, 2004               616-July 12, 2004
365-July 9, 2003                449-November 6, 2003            533-March 10, 2004              617-July 13, 2004
366-July 10, 2003               450-November 7, 2003            534-March 11, 2004              618-July 14, 2004
367-July 11, 2003               451-November 10, 2003           535-March 12, 2004              619-July 15, 2004
368-July 14, 2003               452-November 11, 2003           536-March 15, 2004              620-July 16, 2004
369-July 15, 2003               453-November 12, 2003           537-March 16, 2004              621-July 19, 2004
370-July 17, 2003               454-November 13, 2003           538-March 17, 2004              622-July 20, 2004
371-July 18, 2003               455-November 14, 2003           539-March 18, 2004              623-July 21, 2004
372-July 21, 2003               456-November 17, 2003           540-March 19, 2004              624-July 22, 2004
373-July 22, 2003               457-November 18, 2003           541-March 22, 2004              625-July 23, 2004
374-July 23, 2003               458-November 19, 2003           542-March 23, 2004              626-July 26, 2004
375-July 24, 2003               459-November 20, 2003           543-March 24, 2004              627-July 27, 2004
376-July 25, 2003               460-November 21, 2003           544-March 25, 2004              628-July 28, 2004
377-July 28, 2003               461-November 24, 2003           545-March 26, 2004              629-July 29, 2004
378-July 29, 2003               462-November 25, 2003           546-March 29, 2004              630-July 30, 2004
379-July 30, 2003               463-November 26, 2003           547-March 30, 2004              631-August 2, 2004
380-July 31, 2003               464-November 28, 2003           548-March 31, 2004              632-August 3, 2004
381-August 1, 2003              465-December 1, 2003            549-April 1, 2004               633-August 4, 2004
382-August 4, 2003              466-December 2, 2003            550-April 2, 2004               634-August 5, 2004
383-August 5, 2003              467-December 3, 2003            551-April 5, 2004               635-August 6, 2004
384-August 6, 2003              468-December 4, 2003            552-April 6, 2004               636-August 9, 2004
385-August 7, 2003              469-December 5, 2003            553-April 7, 2004               637-August 10, 2004
386-August 8, 2003              470-December 8, 2003            554-April 8, 2004               638-August 11, 2004
387-August 11, 2003             471-December 9, 2003            555-April 12, 2004              639-August 12, 2004
388-August 12, 2003             472-December 10, 2003           556-April 13, 2004              640-August 13, 2004
389-August 13, 2003             473-December 11, 2003           557-April 14, 2004              641-August 16, 2004
390-August 14, 2003             474-December 12, 2003           558-April 15, 2004              642-August 17, 2004
391-August 15, 2003             475-December 15, 2003           559-April 16, 2004              643-August 18, 2004
392-August 18, 2003             476-December 16, 2003           560-April 19, 2004              644-August 19, 2004
393-August 19, 2003             477-December 17, 2003           561-April 20, 2004              645-August 20, 2004
394-August 20, 2003             478-December 18, 2003           562-April 21, 2004              646-August 23, 2004
395-August 21, 2003             479-December 19, 2003           563-April 22, 2004              647-August 24, 2004
396-August 22, 2003             480-December 22, 2003           564-April 23, 2004              648-August 25, 2004
397-August 25, 2003             481-December 23, 2003           565-April 26, 2004              649-August 26, 2004
398-August 26, 2003             482-December 24, 2003           566-April 27, 2004              650-August 27, 2004
399-August 27, 2003             483-December 26, 2003           567-April 28, 2004              651-August 30, 2004
400-August 28, 2003             484-December 29, 2003           568-April 29, 2004              652-August 31, 2004
401-August 29, 2003             485-December 30, 2003           569-April 30, 2004              653-September 1, 2004
402-September 2, 2003           486-December 31, 2003           570-May 3, 2004                 654-September 2, 2004
403-September 3, 2003           487-January 2, 2004             571-May 4, 2004                 655-September 3, 2004
404-September 5, 2003           488-January 5, 2004             572-May 5, 2004                 656-September 7, 2004
405-September 8, 2003           489-January 6, 2004             573-May 6, 2004                 657-September 8, 2004
406-September 9, 2003           490-January 7, 2004             574-May 7, 2004                 658-September 9, 2004
407-September 10, 2003          491-January 8, 2004             575-May 10, 2004                659-September 10, 2004
408-September 11, 2003          492-January 9, 2004             576-May 11, 2004                660-September 13, 2004
409-September 12, 2003          493-January 12, 2004            577-May 12, 2004                661-September 14, 2004
410-September 15, 2003          494-January 13, 2004            578-May 13, 2004                662-September 15, 2004
411-September 16, 2003          495-January 14, 2004            579-May 14, 2004                663-September 16, 2004
412-September 17, 2003          496-January 15, 2004            580-May 17, 2004                664-September 17, 2004
413-September 18, 2003          497-January 16, 2004            581-May 18, 2004                665-September 20, 2004
414-September 19, 2003          498-January 20, 2004            582-May 19, 2004                666-September 21, 2004
415-September 22, 2003          499-January 21, 2004            583-May 20, 2004                667-September 22, 2004
416-September 23, 2003          500-January 22, 2004            584-May 21, 2004                668-September 23, 2004
417-September 24, 2003          501-January 23, 2004            585-May 24, 2004                669-September 24, 2004
418-September 25, 2003          502-January 26, 2004            586-May 25, 2004                670-September 27, 2004
419-September 26, 2003          503-January 27, 2004            587-May 26, 2004                671-September 28, 2004
420-September 29, 2003          504-January 28, 2004            588-May 27, 2004                672-September 29, 2004


673-September 30, 2004
674-October 1, 2004
675-October 4, 2004
676-October 5, 2004
677-October 6, 2004
678-October 7, 2004
679-October 8, 2004
680-October 11, 2004
681-October 12, 2004
682-October 13, 2004
683-October 14, 2004
684-October 15, 2004
685-October 18, 2004
686-October 19, 2004
687-October 20, 2004
688-October 21, 2004
689-October 22, 2004
690-October 25, 2004
691-October 26, 2004
692-October 27, 2004
693-October 28, 2004
694-October 29, 2004
695-November 1, 2004
696-November 2, 2004
697-November 3, 2004
698-November 4, 2004
699-November 5, 2004
700-November 8, 2004
701-November 9, 2004
702-November 10, 2004
703-November 11, 2004
704-November 12, 2004
705-November 15, 2004
706-November 16, 2004
707-November 17, 2004
708-November 18, 2004
709-November 19, 2004
710-November 22, 2004
711-November 23, 2004
712-November 24, 2004
713-November 26, 2004
714-November 29, 2004
715-November 30, 2004
716-December 1, 2004
717-December 2, 2004
718-December 3, 2004
719-December 6, 2004
720-December 7, 2004
721-December 8, 2004
722-December 9, 2004
723-December 10, 2004
724-December 13, 2004
725-December 14, 2004
726-December 15, 2004
727-December 16, 2004
728-December 17, 2004
729-December 20, 2004
730-December 21, 2004
731-December 22, 2004
732-December 23, 2004
733-December 27, 2004
734-December 28, 2004
735-December 29, 2004
736-December 30, 2004
737-December 31, 2004

